PROSPECTUS

APRIL 29, 2005

RIVERSOURCE
ENDEAVOR SELECT(SM) VARIABLE ANNUITY

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITY

ISSUED BY: AMERICAN ENTERPRISE LIFE INSURANCE COMPANY (AMERICAN ENTERPRISE LIFE)
           829 AXP Financial Center
           Minneapolis, MN 55474
           Telephone: (800) 333-3437
           (Administrative Office)

           AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT/AMERICAN ENTERPRISE MVA ACCOUNT

This prospectus contains information that you should know before investing. Prospectuses are also available for:

American Express(R) Variable Portfolio Funds
AIM Variable Insurance Funds, Series II Shares
AllianceBernstein Variable Products Series Fund, Inc. (Class B)
American Century(R) Variable Portfolios, Inc., Class II Shares
Dreyfus Investment Portfolios, Service Share Class
Dreyfus Variable Investment Fund, Service Share Class
Fidelity(R) Variable Insurance Products Service Class 2
Franklin(R) Templeton(R) Variable Insurance Products Trust (FTVIPT) - Class 2 Goldman Sachs Variable Insurance Trust (VIT)
Liberty Variable Investment Trust, Class B
MFS(R) Variable Insurance Trust(SM) - Service Class
Oppenheimer Variable Account Funds, Service
Putnam Variable Trust - Class IB Shares
The Universal Institutional Funds, Inc., Class II Shares
Van Kampen Life Investment Trust Class II Shares
Wanger Advisors Trust

Please read the prospectuses carefully and keep them for future reference.

Contracts with a seven-year withdrawal charge schedule receive a purchase payment credit for each payment made to the contract. Expense charges for contracts with purchase payment credits may be higher than expenses for contracts without such credits. The amount of the credit may be more than offset by any additional fees and charges associated with the credit. The credits may be reversed. (See "Buying Your Contract -- Purchase Payment Credits.") Purchase payment credits are not available for contracts with a five-year withdrawal charge schedule.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting American Enterprise Life at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

Variable annuities are insurance products that are complex investment vehicles. Before you invest, be sure to ask your registered representative about the variable annuity's features, benefits, risks and fees, and whether the variable annuity is appropriate for you, based upon your financial situation and objectives.

The contract may not be available in all jurisdictions. This prospectus constitutes an offering or solicitation only in those jurisdictions where such offering or solicitation may lawfully be made. State variations are covered in a special contract form used in that state. This prospectus provides a general description of the contract. Your actual contract and any riders or endorsements are the controlling documents.

American Enterprise Life has not authorized any person to give any information or to make any representations regarding the contract other than those contained in this prospectus or the fund prospectuses. Do not rely on any such information or representations.

American Enterprise Life offers several different annuities which your registered representative may or may not be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, withdrawal charge schedules and access to annuity account values. The fees and charges may also be different between each annuity.

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1   RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- PROSPECTUS

TABLE OF CONTENTS

KEY TERMS......................................................................3

THE CONTRACT IN BRIEF..........................................................5

EXPENSE SUMMARY................................................................7

CONDENSED FINANCIAL INFORMATION (UNAUDITED)...................................13

FINANCIAL STATEMENTS..........................................................20

THE VARIABLE ACCOUNT AND THE FUNDS............................................21

GUARANTEE PERIOD ACCOUNTS (GPAS)..............................................28

THE ONE-YEAR FIXED ACCOUNT....................................................29

BUYING YOUR CONTRACT..........................................................30

CHARGES.......................................................................32

VALUING YOUR INVESTMENT.......................................................37

MAKING THE MOST OF YOUR CONTRACT..............................................38

WITHDRAWALS...................................................................43

TSA -- SPECIAL WITHDRAWAL PROVISIONS..........................................44

CHANGING OWNERSHIP............................................................44

BENEFITS IN CASE OF DEATH.....................................................45

OPTIONAL BENEFITS ............................................................47

THE ANNUITY PAYOUT PERIOD.....................................................60

TAXES.........................................................................62

VOTING RIGHTS.................................................................65

SUBSTITUTION OF INVESTMENTS...................................................65

ABOUT THE SERVICE PROVIDERS...................................................66

ADDITIONAL INFORMATION ABOUT AMERICAN ENTERPRISE LIFE.........................68

ADDITIONAL INFORMATION........................................................75

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.................................75

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY FINANCIAL INFORMATION..............76

APPENDIX A: EXAMPLE -- MARKET VALUE ADJUSTMENT (MVA)..........................97

APPENDIX B: EXAMPLE -- INCOME ASSURER BENEFIT(SM) RIDER FEE...................99

APPENDIX C: EXAMPLE -- WITHDRAWAL CHARGES....................................100

APPENDIX D: EXAMPLE -- DEATH BENEFITS........................................103

APPENDIX E: EXAMPLE -- ACCUMULATION PROTECTOR BENEFIT(SM) RIDER..............106

APPENDIX F: EXAMPLE -- GUARANTOR(SM) WITHDRAWAL BENEFIT RIDER................108

APPENDIX G: EXAMPLE -- INCOME ASSURER BENEFIT(SM) RIDERS.....................110

APPENDIX H: EXAMPLE -- BENEFIT PROTECTOR(SM) DEATH BENEFIT RIDER.............115

APPENDIX I: EXAMPLE -- BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDER........117

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION.................119

CORPORATE REORGANIZATION

On Feb. 1, 2005, American Express Company announced plans to pursue a spin-off of 100% of the common stock of American Express Financial Corporation (AEFC). AEFC is the parent company of IDS Life Insurance Company (IDS Life). IDS Life is the parent company of American Enterprise Life Insurance Company (AEL). AEL issues the variable annuity contract described in the prospectus.

The spin-off of AEFC, expected to be completed in the third quarter of 2005, is subject to certain regulatory and other approvals, as well as final approval by the board of directors of American Express Company.

Upon completion of the spin-off, AEFC will be a publicly traded company separate from American Express Company. AEFC will continue to own all the outstanding stock of IDS Life and will replace American Express Company as the ultimate control person of AEL. On Aug. 1, 2005 AEFC will change its name to Ameriprise Financial, Inc.

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2   RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- PROSPECTUS
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KEY TERMS

THESE TERMS CAN HELP YOU UNDERSTAND DETAILS ABOUT YOUR CONTRACT.

ACCUMULATION UNIT: A measure of the value of each subaccount before annuity payouts begin.

AMERICAN ENTERPRISE LIFE: In this prospectus, "we," "us," "our" and "AEL" refer to American Enterprise Life Insurance Company.

ANNUITANT: The person on whose life or life expectancy the annuity payouts are based.

ANNUITY PAYOUTS: An amount paid at regular intervals under one of several plans.

ASSUMED INVESTMENT RATE: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.

BENEFICIARY: The person you designate to receive benefits in case of the owner's or annuitant's death while the contract is in force.

CLOSE OF BUSINESS: The time the New York Stock Exchange (NYSE) closes (4 p.m. Eastern time unless the NYSE closes earlier).

CODE: The Internal Revenue Code of 1986, as amended.

CONTRACT: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

CONTRACT VALUE: The total value of your contract before we deduct any applicable charges.

CONTRACT YEAR: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

FUNDS: Investment options under your contract. You may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.

GUARANTEE PERIOD: The number of successive 12-month periods that a guaranteed interest rate is credited.

GUARANTEE PERIOD ACCOUNTS (GPAS): A nonunitized separate account to which you may allocate purchase payments and purchase payment credits or transfer contract value of at least $1,000. These accounts have guaranteed interest rates for guarantee periods we declare when you allocate purchase payments and purchase payment credits or transfer contract value to a GPA. These guaranteed rates and periods of time may vary by state. Unless an exception applies, transfers or withdrawals from a GPA done more than 30 days before the end of the guarantee period will receive a Market Value Adjustment, which may result in a gain or loss of principal.

MARKET VALUE ADJUSTMENT (MVA): A positive or negative adjustment assessed if any portion of a Guarantee Period Account is withdrawn or transferred more than 30 days before the end of its guarantee period.

ONE-YEAR FIXED ACCOUNT: An account to which you may make allocations. Amounts you allocate to this account earn interest at rates that we declare periodically.

OWNER (YOU, YOUR): The person who controls the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits.

PURCHASE PAYMENT CREDITS: An addition we make to your contract value. We base the amount of the credit on total net payments (total payments less total withdrawals). We apply the credit to your contract based on your current payment.

QUALIFIED ANNUITY: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

o  Individual Retirement Annuities (IRAs) under Section 408(b) of the Code

o  Roth IRAs under Section 408A of the Code

o  Simplified Employee Pension (SEP) plans under Section 408(k) of the Code

o  Tax-Sheltered Annuity (TSA) rollovers under Section 403(b) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax-deferred.

All other contracts are considered NONQUALIFIED ANNUITIES.

RETIREMENT DATE: The date when annuity payouts are scheduled to begin.

RIDER EFFECTIVE DATE: The date you add a rider to the contract.

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3   RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- PROSPECTUS
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VALUATION DATE: Any normal business day, Monday through Friday, on which the
NYSE is open, up to the close of business. At the close of business, the next valuation date begins. We calculate the accumulation unit value of each subaccount on each valuation date. If we receive your purchase payment or any transaction request (such as a transfer or withdrawal request) at our administrative office before the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the valuation date we received your payment or transaction request. On the other hand, if we receive your purchase payment or transaction request at our administrative office at or after the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.

VARIABLE ACCOUNT: Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

WITHDRAWAL VALUE: The amount you are entitled to receive if you make a full withdrawal from your contract. It is the contract value minus any applicable charges.

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4   RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- PROSPECTUS
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THE CONTRACT IN BRIEF

PURPOSE: The purpose of the contract is to allow you to accumulate money for retirement. You do this by making one or more purchase payments. You may allocate your purchase payments to the GPAs, one-year fixed account and/or subaccounts of the variable account under the contract. These accounts, in turn, may earn returns that increase the value of the contract. Beginning at a specified time in the future called the retirement date, the contract provides lifetime or other forms of payout of your contract value (less any applicable premium tax).

It may not be advantageous for you to purchase this contract in exchange for, or in addition to, an existing annuity or life insurance policy. Generally, you can exchange one annuity for another in a "tax-free" exchange under Section 1035 of the Code. You also generally can exchange a life insurance policy for an annuity. However, before making an exchange, you should compare both contracts carefully because the features and benefits may be different. Fees and charges may be higher or lower on your old contract than on this contract. You may have to pay a withdrawal charge when you exchange out of your old contract and a new withdrawal charge period will begin when you exchange into this contract. If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax on the exchange. You should not exchange your old contract for this contract, or buy this contract in addition to your old contract, unless you determine it is in your best interest.

TAX-DEFERRED RETIREMENT PLANS: Most annuities have a tax-deferred feature. So do many retirement plans under the Code. As a result, when you use a qualified annuity to fund a retirement plan that is tax-deferred, your contract will not provide any necessary or additional tax deferral for that retirement plan. A qualified annuity has features other than tax deferral that may help you reach your retirement goals. In addition, the Code subjects retirement plans including IRAs and TSAs to required withdrawals triggered at a certain age. These mandatory withdrawals are called required minimum distributions ("RMDs"). RMDs may reduce the value of certain death benefits and optional riders (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). You should consult your tax advisor before you purchase the contract as a qualified annuity for an explanation of the tax implications to you.

FREE LOOK PERIOD: You may return your contract to your registered representative or to our administrative office within the time stated on the first page of your contract and receive a full refund of the contract value, less any purchase payment credits up to the maximum withdrawal charge. (See "Buying Your Contract -- Purchase Payment Credits.") We will not deduct any contract charges or fees. However, you bear the investment risk from the time of purchase until you return the contract; the refund amount may be more or less than the payment you made. (EXCEPTION: If the law requires, we will refund all of your purchase payments.)

ACCOUNTS: Generally, you may allocate your purchase payments among any or all of:

o the subaccounts of the variable account, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the retirement date will equal or exceed the total purchase payments you allocate to the subaccounts. (p. 21)

o the GPAs which earn interest at rates declared when you make an allocation to that account. Some states restrict the amount you can allocate to these accounts. The required minimum investment in each GPA is $1,000. These accounts may not be available in all states. (p. 28)

o the one-year fixed account, which earns interest at rates that we adjust periodically. There are restrictions on the amount you can allocate to this account as well as on transfers from this account (see "Buying Your Contract" and "Transfer policies"). (p. 29)

BUYING YOUR CONTRACT: Your registered representative will help you complete and submit an application. We are required by law to obtain certain personal information from you which will be used by us to verify your identity. If you do not provide us the information, we may not be able to issue your contract. If we are unable to verify your identity, we reserve the right to reject your application or take such other steps as we deem reasonable. Applications are subject to acceptance at our administrative office. You may buy a nonqualified annuity or a qualified annuity. After your initial purchase payment, you have the option of making additional purchase payments in the future, subject to certain limitations. Some states may also have time limitations for making additional payments. (p. 30)

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5   RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- PROSPECTUS
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MINIMUM INITIAL PURCHASE PAYMENT

   $10,000

MINIMUM ADDITIONAL PURCHASE PAYMENTS

   $50 for Systematic Investment Plans (SIPs)

   $100 for all other payment types

MAXIMUM TOTAL PURCHASE PAYMENTS*

   $1,000,000

* This limit applies in total to all American Enterprise Life annuities you own. We reserve the right to waive or increase the maximum limit. For qualified annuities, the tax-deferred retirement plan's or the Code's limits on annual contributions also apply. We also reserve the right to restrict cumulative additional purchase payments for contracts with the Guarantor(SM) Withdrawal Benefit rider. Additional purchase payments are restricted during the waiting period after the first 180 days immediately following the effective date of the Accumulation Protector Benefit(SM) rider.

For contracts issued in Alabama and Oregon, purchase payments are limited, and you may not make purchase payments after the first contract anniversary.

For contracts issued in Massachusetts and Washington, purchase payments are limited and you may not make purchase payments after the third contract anniversary.

TRANSFERS: Subject to certain restrictions, you currently may redistribute your contract value among the accounts without charge at any time until annuity payouts begin, and once per contract year among the subaccounts after annuity payouts begin. Transfers out of the GPAs done more than 30 days before the end of the Guarantee Period will be subject to an MVA, unless an exception applies. You may establish automated transfers among the accounts. We reserve the right to limit transfers to the one-year fixed account if the interest rate we are then currently crediting is equal to the minimum interest rate stated in the contract. (p. 42)

WITHDRAWALS: You may withdraw all or part of your contract value at any time before the retirement date. You also may establish automated partial withdrawals. Withdrawals may be subject to charges and income taxes (including a 10% IRS penalty if you make withdrawals prior to your reaching age 59 1/2) and may have other tax consequences. Certain other restrictions may apply. (p. 43)

CHANGING OWNERSHIP: You may change ownership of a nonqualified annuity by written instruction, but this may have federal income tax consequences. Restrictions apply to changing ownership of a qualified annuity. (p. 44)

BENEFITS IN CASE OF DEATH: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary an amount based on the death benefit selected. (p. 45)

OPTIONAL BENEFITS: This contract offers features that are available for additional charges if you meet certain criteria. Optional benefits may require the use of an asset allocation model which may limit transfers and allocations; may limit the timing, amount and allocation of purchase payments; and may limit the amount of partial withdrawals that can be taken under the optional benefit during a contract year. (p. 47)

ANNUITY PAYOUTS: You can apply your contract value to an annuity payout plan that begins on the retirement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet IRS requirements. We can make payouts on a fixed or variable basis, or both. During the annuity payout period, your choices for subaccounts may be limited. The GPAs are not available during the payout period. (p. 60)

TAXES: Generally, income earned on your contract value grows tax-deferred until you make withdrawals or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) The tax treatment of qualified and nonqualified annuities differs. Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. (p. 62)

LIMITATIONS ON USE OF CONTRACT: If mandated by applicable law, including, but not limited to, federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an owner's access to contract values. We may also be required to satisfy other statutory obligations. Under these circumstances, we may refuse to implement requests for transfers, withdrawals or death benefits until instructions are received from the appropriate governmental authority or a court of competent jurisdiction.

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6   RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- PROSPECTUS
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EXPENSE SUMMARY

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND MAKING A WITHDRAWAL FROM THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT OR MAKE A WITHDRAWAL FROM THE CONTRACT. STATE PREMIUM TAXES ALSO MAY BE DEDUCTED.

CONTRACT OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE

(Contingent deferred sales charge as a percentage of purchase payments withdrawn)

You select either a seven-year or five-year withdrawal charge schedule at the time of application.

                         SEVEN-YEAR SCHEDULE                                             FIVE-YEAR SCHEDULE*
         YEARS FROM PURCHASE           WITHDRAWAL CHARGE                 YEARS FROM PURCHASE            WITHDRAWAL CHARGE
           PAYMENT RECEIPT                PERCENTAGE                       PAYMENT RECEIPT                 PERCENTAGE
                 1                            8%                           1                                   8%
                 2                            8                            2                                   7
                 3                            7                            3                                   6
                 4                            7                            4                                   4
                 5                            6                            5                                   2
                 6                            5                            Thereafter                          0
                 7                            3
                 Thereafter                   0

* The five-year withdrawal charge schedule may not be available in all states.

WITHDRAWAL CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIC PERIOD:
Under this annuity payout plan, in most cases you can elect to take a withdrawal of the remaining variable payouts. If you take a withdrawal we impose a withdrawal charge. This charge will vary based on the death benefit guarantee and the assumed investment rate (AIR) you selected for the variable payouts. The withdrawal charge equals the present value of the remaining variable payouts using an AIR of either 3.5% or 5.0% minus the present value of the remaining variable payouts using the applicable discount rate shown in the table below. (See "Charges -- Withdrawal Charge" and "The Annuity Payout Period -- Annuity Payout Plans.")

IF YOUR WITHDRAWAL CHARGE SCHEDULE IS:                          AND YOUR AIR IS 3.5%, THEN            AND YOUR AIR IS 5.0%, THEN
                                                            YOUR DISCOUNT RATE PERCENT (%) IS:    YOUR DISCOUNT RATE PERCENT (%) IS:
QUALIFIED
Seven-year withdrawal charge schedule                                      6.00%                                7.50%
Five-year withdrawal charge schedule                                       6.15%                                7.65%

NONQUALIFIED
Seven-year withdrawal charge schedule                                      6.20%                                6.35%
Five-year withdrawal charge schedule                                       7.70%                                7.85%

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7   RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- PROSPECTUS
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THE NEXT TWO TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY
PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FUND FEES AND EXPENSES.

ANNUAL VARIABLE ACCOUNT EXPENSES

(As a percentage of average daily subaccount value.)

YOU MUST CHOOSE A DEATH BENEFIT GUARANTEE, A QUALIFIED OR NONQUALIFIED CONTRACT
AND THE LENGTH OF YOUR CONTRACT'S WITHDRAWAL CHARGE SCHEDULE. THE COMBINATION
YOU CHOOSE DETERMINES THE MORTALITY AND EXPENSE RISK FEES YOU PAY. THE TABLE
BELOW SHOWS THE COMBINATIONS AVAILABLE TO YOU AND THEIR COST. THE VARIABLE
ACCOUNT ADMINISTRATIVE CHARGE IS IN ADDITION TO THE MORTALITY AND EXPENSE RISK
FEE.

                                                       MORTALITY AND              VARIABLE ACCOUNT               TOTAL VARIABLE
SEVEN-YEAR WITHDRAWAL CHARGE SCHEDULE                EXPENSE RISK FEE           ADMINISTRATIVE CHARGE            ACCOUNT EXPENSE

QUALIFIED ANNUITIES
ROP Death Benefit                                              1.00%                     0.15%                      1.15%
MAV Death Benefit                                              1.20                      0.15                       1.35
5% Accumulation Death Benefit                                  1.35                      0.15                       1.50
Enhanced Death Benefit                                         1.40                      0.15                       1.55

NONQUALIFIED ANNUITIES
ROP Death Benefit                                              1.15                      0.15                       1.30
MAV Death Benefit                                              1.35                      0.15                       1.50
5% Accumulation Death Benefit                                  1.50                      0.15                       1.65
Enhanced Death Benefit                                         1.55                      0.15                       1.70

FIVE-YEAR WITHDRAWAL CHARGE SCHEDULE

QUALIFIED ANNUITIES
ROP Death Benefit                                              1.20%                     0.15%                      1.35%
MAV Death Benefit                                              1.40                      0.15                       1.55
5% Accumulation Death Benefit                                  1.55                      0.15                       1.70
Enhanced Death Benefit                                         1.60                      0.15                       1.75

NONQUALIFIED ANNUITIES
ROP Death Benefit                                              1.35                      0.15                       1.50
MAV Death Benefit                                              1.55                      0.15                       1.70
5% Accumulation Death Benefit                                  1.70                      0.15                       1.85
Enhanced Death Benefit                                         1.75                      0.15                       1.90

OTHER ANNUAL EXPENSES

ANNUAL CONTRACT ADMINISTRATIVE CHARGE                                                                              $40

(We will waive this charge when your contract value is $50,000 or more on the current contract anniversary.)

OPTIONAL DEATH BENEFITS

If eligible, you may select an optional death benefit in addition to the ROP and MAV Death Benefits. The fees apply only if you select one of these benefits.

BENEFIT PROTECTOR(SM) DEATH BENEFIT RIDER FEE                                                                        0.25%
BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDER FEE                                                                   0.40%

(As a percentage of the contract value charged annually on the contract anniversary.)

OPTIONAL LIVING BENEFITS

If eligible, you may select ONE of the following optional living benefits. Each optional living benefit requires the use of an asset allocation model. The fees apply only if you elect one of these benefits.

ACCUMULATION PROTECTOR BENEFIT(SM) RIDER FEE                                               MAXIMUM: 1.75%       CURRENT: 0.55%

(Charged annually on the contract anniversary as a percentage of the contract value or the Minimum Contract Accumulation Value, whichever is greater.)

GUARANTOR(SM) WITHDRAWAL BENEFIT RIDER FEE                                                 MAXIMUM: 1.50%       CURRENT: 0.55%

(As a percentage of contract value charged annually on the contract anniversary.)

INCOME ASSURER BENEFIT(SM) - MAV RIDER FEE                                                 MAXIMUM: 1.50%       CURRENT: 0.30%(1)

INCOME ASSURER BENEFIT(SM) - 5% ACCUMULATION BENEFIT BASE RIDER FEE                        MAXIMUM: 1.75%       CURRENT: 0.60%(1)

INCOME ASSURER BENEFIT(SM) - GREATER OF MAV OR 5% ACCUMULATION BENEFIT BASE RIDER FEE      MAXIMUM: 2.00%       CURRENT: 0.65%(1)

(As a percentage of the guaranteed income benefit base charged annually on the contract anniversary.)

(1) For applications signed prior to Oct. 7, 2004, the following current annual rider charges apply: Income Assurer Benefit(SM) - MAV -- 0.55%, Income Assurer Benefit(SM) - 5% Accumulation Benefit Base -- 0.70%; and Income Assurer Benefit(SM) - Greater of MAV or 5% Accumulation Benefit Base -- 0.75%.

--------------------------------------------------------------------------------
8   RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- PROSPECTUS

ANNUAL OPERATING EXPENSES OF THE FUNDS

The next two tables describe the operating expenses of the funds that you may pay periodically during the time that you own the contract. The first table shows the minimum and maximum total operating expenses charged by the funds for the last fiscal year. The second table shows the fees and expenses charged by each fund for the last fiscal year. More detail concerning each fund's fees and expenses is contained in the prospectus for each fund.

MINIMUM AND MAXIMUM ANNUAL OPERATING EXPENSES FOR THE FUNDS

(Including management fee, distribution and/or service (12b-1) fees and other expenses)

                                                                                       MINIMUM                       MAXIMUM
Total expenses before fee waivers and/or expense reimbursements                          .57%                        1.49%

TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                                                                               GROSS TOTAL
                                                                                MANAGEMENT 12B-1     OTHER       ANNUAL
                                                                                   FEES     FEES    EXPENSES    EXPENSES
AXP(R) Variable Portfolio - Cash Management Fund                                    .51%    .13%      .05%         .69%(1)
AXP(R) Variable Portfolio - Diversified Equity Income Fund                          .64     .13       .09          .86(1)
AXP(R) Variable Portfolio - Equity Select Fund                                      .57     .13       .15          .85(1)
AXP(R) Variable Portfolio - High Yield Bond Fund                                    .62     .13       .07          .82(1)
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                  .53     .13       .06          .72(1)
AXP(R) Variable Portfolio - Partners Small Cap Value Fund                           .94     .13       .20         1.27(1)
AXP(R) Variable Portfolio - S&P 500 Index Fund                                      .29     .13       .15          .57(2)
AIM V.I. Basic Value Fund, Series II Shares                                         .72     .25       .30         1.27(3)
AIM V.I. Capital Development Fund, Series II Shares                                 .75     .25       .35         1.35(3)
AIM V.I. Mid Cap Core Equity Fund, Series II Shares                                 .73     .25       .31         1.29(3)
AllianceBernstein VP Growth and Income Portfolio (Class B)                          .55     .25       .05          .85(4)
AllianceBernstein VP International Value Portfolio (Class B)                        .75     .25       .20         1.20(4)
AllianceBernstein VP Total Return Portfolio (Class B)                               .55     .25       .16          .96(4)
American Century(R) VP Inflation Protection, Class II                               .49     .25        --          .74(5)
American Century(R) VP Ultra, Class II                                              .90     .25        --         1.15(5)
American Century(R) VP Value, Class II                                              .83     .25        --         1.08(5)
Colonial Small Cap Value Fund, Variable Series, Class B                             .80     .25       .17         1.22(6)
Columbia High Yield Fund, Variable Series, Class B                                  .60     .25       .16         1.01(7)
Dreyfus Investment Portfolios Midcap Stock Portfolio, Service Share Class           .75     .25       .03         1.03(8),(9)
Dreyfus Variable Investment Fund Appreciation Portfolio, Service Share Class        .75     .25       .04         1.04(9)
Dreyfus Variable Investment Fund International Value Portfolio, Service            1.00     .25       .24         1.49(8),(9)
Share Class
Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2                             .57     .25       .11          .93(10)
Fidelity(R) VIP Growth Portfolio Service Class 2                                    .58     .25       .10          .93(10)
Fidelity(R) VIP Investment Grade Bond Portfolio Service Class 2                     .43     .25       .13          .81(10)
Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                   .57     .25       .14          .96(10)
Fidelity(R) VIP Overseas Portfolio Service Class 2                                  .72     .25       .19         1.16(10)
FTVIPT Franklin Income Securities Fund - Class 2                                    .47     .25       .02          .74(11),(12)
FTVIPT Franklin Rising Dividends Securities Fund - Class 2                          .68     .25       .03          .96(11),(12),(13)
FTVIPT Franklin Small-Mid Cap Growth Securities Fund - Class 2                      .48     .25       .29         1.02(12),(13)
(previously FTVIPT Franklin Small Cap Fund - Class 2)
FTVIPT Mutual Shares Securities Fund - Class 2                                      .60     .25       .15         1.00(12)
FTVIPT Templeton Global Income Securities Fund - Class 2                            .62     .25       .16         1.03(11)
FTVIPT Templeton Growth Securities Fund - Class 2                                   .79     .25       .07         1.11(11),(12)
Goldman Sachs VIT Mid Cap Value Fund                                                .80      --       .08          .88(14)
MFS(R) New Discovery Series - Service Class                                         .90     .25       .11         1.26(15),(16)

--------------------------------------------------------------------------------
9   RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- PROSPECTUS

TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND (CONTINUED)

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                                                                               GROSS TOTAL
                                                                               MANAGEMENT   12B-1     OTHER       ANNUAL
                                                                                  FEES      FEES    EXPENSES     EXPENSES
MFS(R) Total Return Series - Service Class                                         .75%     .25%       .08%       1.08%(15),(16)
MFS(R) Utilities Series - Service Class                                            .75      .25        .14        1.14(15),(16)
Oppenheimer Capital Appreciation Fund/VA, Service Shares                           .64      .25        .02         .91(9)
Oppenheimer Global Securities Fund/VA, Service Shares                              .63      .25        .03         .91(9)
Oppenheimer Main Street Small Cap Fund/VA, Service Shares                          .75      .25        .06        1.06(9)
Oppenheimer Strategic Bond Fund/VA, Service Shares                                 .71      .25        .03         .99(9)
Putnam VT Health Sciences Fund - Class IB Shares                                   .70      .25        .15        1.10(9)
Putnam VT International Equity Fund - Class IB Shares                              .75      .25        .19        1.19(9)
Putnam VT Small Cap Value Fund - Class IB Shares                                   .77      .25        .10        1.12(9)
Putnam VT Vista Fund - Class IB Shares                                             .65      .25        .14        1.04(9)
Van Kampen Life Investment Trust Comstock Portfolio Class II Shares                .57      .25        .04         .86(9)
Van Kampen UIF U.S. Real Estate Portfolio Class II Shares                          .76      .35        .26        1.37(17)
Wanger International Small Cap                                                    1.17       --        .19        1.36(18)
Wanger U.S. Smaller Companies                                                      .92       --        .08        1.00(19)

  (1) The Fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2004.

  (2) The Fund's expense figures are based on actual expenses, before fee waivers and expense reimbursements for the fiscal year ending Aug. 31, 2004. Through Aug. 31, 2005, American Express Financial Corporation has agreed to waive certain fees and reimburse expenses to the extent that total expenses exceed 0.495% for AXP(R) Variable Portfolio - S&P 500 Index Fund average daily net assets.

  (3) Figures shown in the table are for the year ended Dec. 31, 2004 and are expressed as a percentage of Fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table. The Fund's advisor and/or distributor has contractually agreed to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series II shares to 1.45% of average daily nets assets for each series portfolio of AIM Variable Insurance Funds. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limit stated above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) dividend expense on short sales; (v) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to day operations), or items designated as such by the Fund's Board of Trustees; (vi) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. The expense limitation agreement is in effect through April 30, 2006. Effective Jan. 1, 2005 through Dec. 31, 2009, the adviser has contractually agreed to waive a portion of its advisory fees to the extent that total expenses exceed 1.22% for AIM V.I. Basic Value Fund, Series II Shares average daily net assets. Effective Jan. 1, 2005 through June 30, 2006, the adviser has contractually agreed to waive a portion of its advisory fees to the extent that total expenses exceed 1.34% for AIM V.I. Capital Development Fund, Series II Shares average daily net assets.

  (4) Expense information restated to reflect a reduction in management fees effective Sept. 7, 2004.

  (5) Based on expenses incurred by the fund, as stated in the most recent shareholder report. The Fund has a stepped fee schedule. As a result, the Fund's management fee generally decreases as fund assets increase.

  (6) The Fund's distributor has voluntarily agreed to reimburse the Fund for a portion of the Class B share 12b-1 fee so that the total annual fund operating expenses (exclusive of brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 1.10%. If this waiver were reflected in the table, the 12b-1 fee for Class B shares would be 0.13% and total annual fund operating expenses for Class B shares would be 1.10%. This arrangement may be modified or terminated by the distributor at any time.

  (7) The Fund's advisor has voluntarily agreed to waive advisory fees and reimburse the Fund for certain expenses so that the total annual fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 0.60%. If this waiver were reflected in the table, other expenses for Class B shares would be 0.00% and total annual fund operating expenses for Class B shares would be 0.66%. In addition, the Fund's distributor has voluntarily agreed to waive 0.19% of the 12b-1 fees. If this waiver were reflected in the table, the 12b-1 fees for Class B shares would be 0.06%. These arrangements may be modified or terminated by the distributor at any time.

  (8) The Dreyfus Corporation has undertaken, until Dec. 31, 2005, to waive receipt of its fees and/or assume the expenses of the portfolio so that the expenses do not (excluding taxes, brokerage commissions, extraordinary expenses, interest expenses and commitment fees on borrowings) exceed 1.00% for Dreyfus Investment Portfolios Midcap Stock Portfolio, Service Share Class and 1.40% for Dreyfus Variable Investment Fund International Value, Service Share Class.

  (9) The Fund's expense figures are based on actual expenses for the fiscal year ended Dec. 31, 2004.

 (10) A portion of the brokerage commissions that the Fund pays may be reimbursed and used to reduce the Fund's expenses. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the Fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.91% for Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2, 0.90% for Fidelity(R) Growth Portfolio Service Class 2, 0.93% for Fidelity(R) VIP Mid Cap Portfolio Service Class 2 and 1.12% for Fidelity(R) VIP Overseas Portfolio Service Class 2. These offsets may be discontinued at any time.

 (11) The Fund administration fee is paid indirectly through the management fee.

 (12) While the maximum amount payable under the Fund's class rule 12b-1 plan is 0.35% per year of the Fund's class average annual net assets, the Fund's Board of Trustees has set the current rate at 0.25% per year.

 (13) The Fund's manager has agreed in advance to reduce its fees from assets invested by the Fund in a Franklin Templeton Money Market Fund. This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission. The management fee reduction and net total annual expense was (0.02%) and 0.94% for FTVIPT Franklin Rising Dividends Securities Fund - Class 2 and (0.03%) and 0.99% for FTVIPT Franklin Small-Mid Cap Growth Securities Fund - Class 2.

--------------------------------------------------------------------------------
10   RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- PROSPECTUS

 (14) The Fund's annual operating expenses are based on actual expenses for the fiscal year ended Dec. 31, 2004. "Other expenses" include transfer agency fees and expenses equal on an annualized basis to 0.04% of the average daily net assets of the Fund plus all other ordinary expenses not detailed above. The Investment Adviser has voluntarily agreed to limit "Other expenses" (excluding management fees, transfer agent fees and expenses, taxes, interest, brokerage, litigation and indemnification costs, shareholder meeting and other extraordinary expenses) to the extent that such expenses exceed, on an annual basis, 0.25% of the Fund's average daily net assets. The Investment Adviser may waive or modify the expense limitation for the Fund, at its discretion, at anytime. Such expense reimbursements, if any, are computed daily and paid monthly. In addition, the Fund is not obligated to reimburse the Investment Adviser for prior fiscal year expense reimbursements, if any.

 (15) Each series has adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sales and distribution of service class shares (these fees are referred to as distribution fees).

 (16) Each series has an expense offset arrangement that reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent and may have entered into or may enter into brokerage arrangements, that reduce or recapture series' expenses. Any such expense reductions are not reflected in the table. Had these expense reductions been taken into account, "Gross total annual expenses" would be lower for certain series and would equal: 1.25% for New Discovery Series, 1.07% for Total Return Series and 1.13% for Utilities Series.

 (17) The fees disclosed reflect gross ratios prior to any voluntary waivers/reimbursements of expenses by the adviser. The adviser has voluntarily agreed to waive a portion or all of its management fee and/or reimburse expenses to the extent necessary so that total annual operating expenses, excluding certain investment related expense such as foreign country tax expense and interest expense on borrowing, do not exceed 1.35%. The adviser may terminate this voluntary waiver at any time at its sole discretion. Additionally, the distributor has also agreed to waive a portion of the 12b-1 fee for Class II shares. The distributor may terminate this voluntary waiver at any time at its sole discretion. After such reductions, "Management fees," "12b-1 fees," "Other expenses" and "Gross total annual expenses" for U.S. Real Estate Portfolio Class II were 0.76%, 0.25%, 0.26% and 1.27%. Expense information has been restated to reflect current fees in effect as of Nov. 1, 2004.

 (18) As of Feb. 10, 2005, the Adviser agreed to waive a portion of its management fees so that those fees are retained at the following rates:
       1.15% of net assets up to $100 million; 1.00% of the next $150 million; and 0.95% of net assets in excess of $250 million. The fee waiver was effective as of Feb. 10, 2005 but applied as if it had gone into effect on Dec. 1, 2004. If the fee waiver had been implemented, actual expenses of the Fund would be as follows: Management fees, 1.01%; Other expenses, 0.19%; and Gross total annual expenses, 1.20%.

 (19) As of Feb. 10, 2005 the Adviser agreed to waive a portion of its management fees so that those fees are retained at the following rates:
       0.99% of net assets up to $100 million; 0.94% of the next $150 million; and 0.89% of net assets in excess of $250 million. The fee waiver was effective as of Feb. 10, 2005 but applied as if it had gone into effect on Dec. 1, 2004. If the fee waiver had been implemented, actual expenses of the Fund would be as follows: Management fees, 0.91%; Other expenses, 0.08%; and Gross total annual expenses, 0.99%.

COMPENSATION DISCLOSURE

We and/or our affiliates may receive compensation when you allocate purchase payments or contract value to subaccounts which invest in the funds listed in the table above. The amount of this compensation varies by fund, may be significant and may create potential conflicts of interest. For example, the amount of compensation potentially available under a compensation arrangement may influence our decision on which funds to include or retain in the contract (see "The Variable Account and the Funds -- The Funds"). This compensation is in addition to revenues we receive from Contract Owner Transaction Expenses, Annual Variable Account Expenses and Other Annual Expenses we charge contract owners.

This compensation may be paid to us and/or our affiliates from various sources including:

   o fund assets (but only for those funds with 12b-1 plans as disclosed in the table above. See the fund's prospectus for details about these plans. Because 12b-1 fees are paid out of fund assets on an on-going basis, contract owners who select subaccounts investing in funds that have adopted 12b-1 plans may pay more than contract owners who select subaccounts investing in funds that have not adopted 12b-1 plans);

   o  assets of the fund's adviser, subadviser or an affiliate of either;

   o  assets of the fund's distributor or an affiliate.

In accordance with applicable laws, regulations and the terms of the agreements under which such compensation is paid, we or our affiliates may receive this compensation for various purposes including:

   o compensating, training and educating registered representatives who sell the contracts;

   o activities or services we or our affiliates provide which assist in the promotion and distribution of the contracts including the funds available under the contracts;

   o  advertising,   printing  and  mailing  sales   literature,   printing  and
      distributing prospectuses and reports;

   o furnishing personal services to contract owners, including education of contract owners, answering routine inquiries regarding a fund, maintaining accounts or providing such other services eligible for service fees as defined under the rules of the National Association of Securities Dealers, Inc. (NASD);

   o subaccounting, transaction processing, recordkeeping and administrative services.

--------------------------------------------------------------------------------
11   RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- PROSPECTUS

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THESE CONTRACTS WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE YOUR TRANSACTION EXPENSES, CONTRACT ADMINISTRATIVE CHARGES(1), VARIABLE ACCOUNT ANNUAL EXPENSES AND FUND FEES AND EXPENSES.

THESE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THESE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR.

MAXIMUM EXPENSES. These examples assume the most expensive combination of contract features and benefits and the maximum fees and expense of any of the funds. They assume that you select the MAV Death Benefit, Income Assurer Benefit(SM) - Greater of MAV or 5% Accumulation Benefit Base and the Benefit Protector(SM) Plus Death Benefit.(2) Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                                        IF YOU DO NOT WITHDRAW YOUR CONTRACT
                                                 IF YOU WITHDRAW YOUR CONTRACT         OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                                           AT THE END OF THE APPLICABLE TIME PERIOD:  AT THE END OF THE APPLICABLE TIME PERIOD:
NONQUALIFIED ANNUITY                        1 YEAR     3 YEARS    5 YEARS  10 YEARS       1 YEAR  3 YEARS    5 YEARS     10 YEARS
Seven-year withdrawal charge schedule     $1,359.63  $2,404.25  $3,483.57  $5,990.55     $559.63  $1,704.25  $2,883.57  $5,990.55
Five-year withdrawal charge schedule       1,380.13   2,363.08   3,176.96   6,152.33      580.13   1,763.08   2,976.96   6,152.33

QUALIFIED ANNUITY                           1 YEAR     3 YEARS    5 YEARS  10 YEARS       1 YEAR  3 YEARS    5 YEARS     10 YEARS
Seven-year withdrawal charge schedule     $1,344.25  $2,359.97  $3,412.98  $5,866.94     $544.25  $1,659.97  $2,812.98  $5,866.94
Five-year withdrawal charge schedule       1,364.75   2,318.99   3,106.99   6,031.32      564.75   1,718.99   2,906.99   6,031.32

MINIMUM EXPENSES. These examples assume the least expensive combination of contract features and benefits and the minimum fees and expenses of any of the funds. They assume that you select the ROP Death Benefit and you do not select any optional riders. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                                        IF YOU DO NOT WITHDRAW YOUR CONTRACT
                                                 IF YOU WITHDRAW YOUR CONTRACT         OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                                           AT THE END OF THE APPLICABLE TIME PERIOD:  AT THE END OF THE APPLICABLE TIME PERIOD:

NONQUALIFIED ANNUITY                        1 YEAR     3 YEARS    5 YEARS  10 YEARS       1 YEAR  3 YEARS    5 YEARS     10 YEARS
Seven-year withdrawal charge schedule     $  993.83  $1,299.47  $1,630.33  $2,228.34     $193.83    $599.47  $1,030.33  $2,228.34
Five-year withdrawal charge schedule       1,014.33   1,261.53   1,334.64   2,440.87      214.33     661.53   1,134.64   2,440.87

QUALIFIED ANNUITY                           1 YEAR     3 YEARS    5 YEARS  10 YEARS       1 YEAR  3 YEARS    5 YEARS     10 YEARS
Seven-year withdrawal charge schedule       $978.45  $1,252.76  $1,551.52  $2,066.18     $178.45    $552.76  $  951.52  $2,066.18
Five-year withdrawal charge schedule         998.95   1,215.01   1,256.49   2,281.87      198.95     615.01   1,056.49   2,281.87

(1) In these examples, the $40 contract administrative charge is estimated as a .021% charge. This estimate is based on administrative contract charges collected during the year under a similar class of contracts. We divided the total amount of such charges by the total average net assets attributable to those contracts.

(2) Because these examples are intended to illustrate the most expensive combination of contract features, the maximum annual fee for each optional rider is reflected rather than the fee that is currently being charged.

--------------------------------------------------------------------------------
12   RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- PROSPECTUS

CONDENSED FINANCIAL INFORMATION

(UNAUDITED)

The following tables give per-unit information about the financial history of the subaccounts representing the lowest and highest total annual variable account expense combinations. The date in which operations commenced in each price level is noted in parentheses. The SAI contains tables that give per-unit information about the financial history of each existing subaccount. You may obtain a copy of the SAI without charge by contacting us at the telephone number or address listed on the first page of the prospectus.

VARIABLE ACCOUNT CHARGES OF 1.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.

YEAR ENDED DEC. 31,                                                      2004     2003     2002     2001    2000     1999
--------------------------------------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Cash Management Fund* (11/11/1999)
Accumulation unit value at beginning of period                          $1.07    $1.08    $1.08    $1.05   $1.01    $1.00
Accumulation unit value at end of period                                $1.07    $1.07    $1.08    $1.08   $1.05    $1.01
Number of accumulation units outstanding at end of period (000 omitted)    64       72      161      284      --       --

* THE 7-DAY SIMPLE AND COMPOUND YIELDS FOR AXP(R) VARIABLE PORTFOLIO -
  CASH MANAGEMENT FUND AT DEC. 31, 2004 WERE 0.47% AND 0.47%,
  RESPECTIVELY.
--------------------------------------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Diversified Equity Income Fund (11/11/1999)
Accumulation unit value at beginning of period                          $1.13    $0.81    $1.01    $1.00   $1.02    $1.00
Accumulation unit value at end of period                                $1.32    $1.13    $0.81    $1.01   $1.00    $1.02
Number of accumulation units outstanding at end of period (000 omitted)    25       25       25       26      --       --
--------------------------------------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Equity Select Fund (4/30/2004)
Accumulation unit value at beginning of period                          $1.00       --       --       --      --       --
Accumulation unit value at end of period                                $1.07       --       --       --      --       --
Number of accumulation units outstanding at end of period (000 omitted)   145       --       --       --      --       --
--------------------------------------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - High Yield Bond Fund (11/11/1999)
Accumulation unit value at beginning of period                          $1.10    $0.89    $0.96    $0.92   $1.03    $1.00
Accumulation unit value at end of period                                $1.21    $1.10    $0.89    $0.96   $0.92    $1.03
Number of accumulation units outstanding at end of period (000 omitted)   157       81       96       40      --       --
--------------------------------------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND (R) (11/11/1999)
Accumulation unit value at beginning of period                          $0.81    $0.66    $0.85    $1.04   $1.15    $1.00
Accumulation unit value at end of period                                $0.83    $0.81    $0.66    $0.85   $1.04    $1.15
Number of accumulation units outstanding at end of period (000 omitted)   268      294      339       58       9       --
--------------------------------------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Partners Small Cap Value Fund (4/30/2004)
Accumulation unit value at beginning of period                          $1.00       --       --       --      --       --
Accumulation unit value at end of period                                $1.15       --       --       --      --       --
Number of accumulation units outstanding at end of period (000 omitted)   610       --       --       --      --       --
--------------------------------------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - S&P 500 Index Fund (10/23/2000)
Accumulation unit value at beginning of period                          $0.79    $0.63    $0.82    $0.94   $1.00       --
Accumulation unit value at end of period                                $0.86    $0.79    $0.63    $0.82   $0.94       --
Number of accumulation units outstanding at end of period (000 omitted)   355      418      377      162      --       --
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Fund, Series II Shares (4/30/2004)
Accumulation unit value at beginning of period                          $1.00       --       --       --      --       --
Accumulation unit value at end of period                                $1.08       --       --       --      --       --
Number of accumulation units outstanding at end of period (000 omitted)   610       --       --       --      --       --
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Development Fund, Series II Shares (4/30/2004)
Accumulation unit value at beginning of period                          $1.00       --       --       --      --       --
Accumulation unit value at end of period                                $1.11       --       --       --      --       --
Number of accumulation units outstanding at end of period (000 omitted)    --       --       --       --      --       --
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund, Series II Shares (4/30/2004)
Accumulation unit value at beginning of period                          $1.00       --       --       --      --       --
Accumulation unit value at end of period                                $1.08       --       --       --      --       --
Number of accumulation units outstanding at end of period (000 omitted)   187       --       --       --      --       --
--------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VP Growth and Income Portfolio (Class B) (4/30/2004)
Accumulation unit value at beginning of period                          $1.00       --       --       --      --       --
Accumulation unit value at end of period                                $1.08       --       --       --      --       --
Number of accumulation units outstanding at end of period (000 omitted)     4       --       --       --      --       --
--------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VP International Value Portfolio (Class B) (4/30/2004)
Accumulation unit value at beginning of period                          $1.00       --       --       --      --       --
Accumulation unit value at end of period                                $1.20       --       --       --      --       --
Number of accumulation units outstanding at end of period (000 omitted)   620       --       --       --      --       --
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
13   RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                      2004     2003     2002     2001    2000     1999
--------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VP Total Return Portfolio (Class B) (4/30/2004)
Accumulation unit value at beginning of period                          $1.00       --       --       --      --       --
Accumulation unit value at end of period                                $1.07       --       --       --      --       --
Number of accumulation units outstanding at end of period (000 omitted)    --       --       --       --      --       --
--------------------------------------------------------------------------------------------------------------------------------
American Century(R) VP Inflation Protection, Class II (4/30/2004)
Accumulation unit value at beginning of period                          $1.00       --       --       --      --       --
Accumulation unit value at end of period                                $1.06       --       --       --      --       --
Number of accumulation units outstanding at end of period (000 omitted) 1,416       --       --       --      --       --
--------------------------------------------------------------------------------------------------------------------------------
American Century(R) VP Ultra, Class II (4/30/2004)
Accumulation unit value at beginning of period                          $1.00       --       --       --      --       --
Accumulation unit value at end of period                                $1.07       --       --       --      --       --
Number of accumulation units outstanding at end of period (000 omitted)   450       --       --       --      --       --
--------------------------------------------------------------------------------------------------------------------------------
American Century(R) VP Value, Class II (4/30/2004)
Accumulation unit value at beginning of period                          $1.00       --       --       --      --       --
Accumulation unit value at end of period                                $1.09       --       --       --      --       --
Number of accumulation units outstanding at end of period (000 omitted)     2       --       --       --      --       --
--------------------------------------------------------------------------------------------------------------------------------
Colonial Small Cap Value Fund, Variable Series, Class B (4/30/2004)
Accumulation unit value at beginning of period                          $1.00       --       --       --      --       --
Accumulation unit value at end of period                                $1.17       --       --       --      --       --
Number of accumulation units outstanding at end of period (000 omitted)    --       --       --       --      --       --
--------------------------------------------------------------------------------------------------------------------------------
Columbia High Yield Fund, Variable Series, Class B (4/30/2004)
Accumulation unit value at beginning of period                          $1.00       --       --       --      --       --
Accumulation unit value at end of period                                $1.05       --       --       --      --       --
Number of accumulation units outstanding at end of period (000 omitted)   404       --       --       --      --       --
--------------------------------------------------------------------------------------------------------------------------------
Dreyfus Investment Portfolios Midcap Stock Portfolio, Service Share
Class (4/30/2004)
Accumulation unit value at beginning of period                          $1.00       --       --       --      --       --
Accumulation unit value at end of period                                $1.13       --       --       --      --       --
Number of accumulation units outstanding at end of period (000 omitted)    --       --       --       --      --       --
--------------------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund Appreciation Portfolio, Service Share
Class (4/30/2004)
Accumulation unit value at beginning of period                          $1.00       --       --       --      --       --
Accumulation unit value at end of period                                $1.03       --       --       --      --       --
Number of accumulation units outstanding at end of period (000 omitted)    14       --       --       --      --       --
--------------------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund International Value Portfolio, Service
Share Class (4/30/2004)
Accumulation unit value at beginning of period                          $1.00       --       --       --      --       --
Accumulation unit value at end of period                                $1.14       --       --       --      --       --
Number of accumulation units outstanding at end of period (000 omitted)    --       --       --       --      --       --
--------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2 (4/30/2004)
Accumulation unit value at beginning of period                          $1.00       --       --       --      --       --
Accumulation unit value at end of period                                $1.11       --       --       --      --       --
Number of accumulation units outstanding at end of period (000 omitted) 1,194       --       --       --      --       --
--------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth Portfolio Service Class 2 (4/30/2004)
Accumulation unit value at beginning of period                          $1.00       --       --       --      --       --
Accumulation unit value at end of period                                $1.03       --       --       --      --       --
Number of accumulation units outstanding at end of period (000 omitted)    --       --       --       --      --       --
--------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Investment Grade Bond Portfolio Service Class 2
(4/30/2004)
Accumulation unit value at beginning of period                          $1.00       --       --       --      --       --
Accumulation unit value at end of period                                $1.04       --       --       --      --       --
Number of accumulation units outstanding at end of period (000 omitted)   560       --       --       --      --       --
--------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Mid Cap Portfolio Service Class 2 (4/30/2004)
Accumulation unit value at beginning of period                          $1.00       --       --       --      --       --
Accumulation unit value at end of period                                $1.22       --       --       --      --       --
Number of accumulation units outstanding at end of period (000 omitted)     1       --       --       --      --       --
--------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Overseas Portfolio Service Class 2 (4/30/2004)
Accumulation unit value at beginning of period                          $1.00       --       --       --      --       --
Accumulation unit value at end of period                                $1.10       --       --       --      --       --
Number of accumulation units outstanding at end of period (000 omitted)   628       --       --       --      --       --
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
14   RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                      2004     2003     2002     2001    2000     1999
--------------------------------------------------------------------------------------------------------------------------------
FTVIPT Franklin Income Securities Fund - Class 2 (4/30/2004)
Accumulation unit value at beginning of period                          $1.00       --       --       --      --       --
Accumulation unit value at end of period                                $1.13       --       --       --      --       --
Number of accumulation units outstanding at end of period (000 omitted)   300       --       --       --      --       --
--------------------------------------------------------------------------------------------------------------------------------
FTVIPT Franklin Rising Dividends Securities Fund - Class 2 (4/30/2004)
Accumulation unit value at beginning of period                          $1.00       --       --       --      --       --
Accumulation unit value at end of period                                $1.10       --       --       --      --       --
Number of accumulation units outstanding at end of period (000 omitted)     2       --       --       --      --       --
--------------------------------------------------------------------------------------------------------------------------------
FTVIPT Franklin Small-Mid Cap Growth Securities Fund - Class 2
(11/11/1999)
(previously FTVIPT Franklin Small Cap Fund - Class 2)
Accumulation unit value at beginning of period                          $0.97    $0.71    $1.01    $1.21   $1.43    $1.00
Accumulation unit value at end of period                                $1.07    $0.97    $0.71    $1.01   $1.21    $1.43
Number of accumulation units outstanding at end of period (000 omitted)   481      495      546      261      21       --
--------------------------------------------------------------------------------------------------------------------------------
FTVIPT Mutual Shares Securities Fund - Class 2 (11/11/1999)
Accumulation unit value at beginning of period                          $1.32    $1.07    $1.22    $1.16   $1.03    $1.00
Accumulation unit value at end of period                                $1.47    $1.32    $1.07    $1.22   $1.16    $1.03
Number of accumulation units outstanding at end of period (000 omitted)   587      281      285       63       5       --
--------------------------------------------------------------------------------------------------------------------------------
FTVIPT Templeton Global Income Securities Fund - Class 2 (4/30/2004)
Accumulation unit value at beginning of period                          $1.00       --       --       --      --       --
Accumulation unit value at end of period                                $1.16       --       --       --      --       --
Number of accumulation units outstanding at end of period (000 omitted)   575       --       --       --      --       --
--------------------------------------------------------------------------------------------------------------------------------
FTVIPT Templeton Growth Securities Fund - Class 2 (4/30/2004)
Accumulation unit value at beginning of period                          $1.00       --       --       --      --       --
Accumulation unit value at end of period                                $1.13       --       --       --      --       --
Number of accumulation units outstanding at end of period (000 omitted)    44       --       --       --      --       --
--------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Mid Cap Value Fund (4/30/2004)
Accumulation unit value at beginning of period                          $1.00       --       --       --      --       --
Accumulation unit value at end of period                                $1.20       --       --       --      --       --
Number of accumulation units outstanding at end of period (000 omitted)   505       --       --       --      --       --
--------------------------------------------------------------------------------------------------------------------------------
MFS(R) New Discovery Series - Service Class (10/23/2000)
Accumulation unit value at beginning of period                          $0.77    $0.59    $0.87    $0.93   $1.00       --
Accumulation unit value at end of period                                $0.81    $0.77    $0.59    $0.87   $0.93       --
Number of accumulation units outstanding at end of period (000 omitted)    45       43       42       11      --       --
--------------------------------------------------------------------------------------------------------------------------------
MFS(R) Total Return Series - Service Class (10/23/2000)
Accumulation unit value at beginning of period                          $1.13    $0.98    $1.05    $1.06   $1.00       --
Accumulation unit value at end of period                                $1.24    $1.13    $0.98    $1.05   $1.06       --
Number of accumulation units outstanding at end of period (000 omitted)   617      696      688      248       2       --
--------------------------------------------------------------------------------------------------------------------------------
MFS(R) Utilities Series - Service Class (10/23/2000)
Accumulation unit value at beginning of period                          $0.77    $0.57    $0.75    $1.01   $1.00       --
Accumulation unit value at end of period                                $0.99    $0.77    $0.57    $0.75   $1.01       --
Number of accumulation units outstanding at end of period (000 omitted)   150      143      140       61      --       --
--------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA, Service Shares (4/30/2004)
Accumulation unit value at beginning of period                          $1.00       --       --       --      --       --
Accumulation unit value at end of period                                $1.06       --       --       --      --       --
Number of accumulation units outstanding at end of period (000 omitted)   561       --       --       --      --       --
--------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA, Service Shares (4/30/2004)
Accumulation unit value at beginning of period                          $1.00       --       --       --      --       --
Accumulation unit value at end of period                                $1.16       --       --       --      --       --
Number of accumulation units outstanding at end of period (000 omitted)    19       --       --       --      --       --
--------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA, Service Shares (4/30/2004)
Accumulation unit value at beginning of period                          $1.00       --       --       --      --       --
Accumulation unit value at end of period                                $1.17       --       --       --      --       --
Number of accumulation units outstanding at end of period (000 omitted)    16       --       --       --      --       --
--------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund/VA, Service Shares (4/30/2004)
Accumulation unit value at beginning of period                          $1.00       --       --       --      --       --
Accumulation unit value at end of period                                $1.07       --       --       --      --       --
Number of accumulation units outstanding at end of period (000 omitted)   803       --       --       --      --       --
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
15   RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                      2004     2003     2002     2001    2000     1999
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund - Class IB Shares (4/30/2004)
Accumulation unit value at beginning of period                          $1.00       --       --       --      --       --
Accumulation unit value at end of period                                $1.03       --       --       --      --       --
Number of accumulation units outstanding at end of period (000 omitted)    --       --       --       --      --       --
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund - Class IB Shares (11/11/1999)
Accumulation unit value at beginning of period                          $0.93    $0.73    $0.90    $1.15   $1.29    $1.00
Accumulation unit value at end of period                                $1.07    $0.93    $0.73    $0.90   $1.15    $1.29
Number of accumulation units outstanding at end of period (000 omitted)   127      179      219      173      30       --
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund - Class IB Shares (4/30/2004)
Accumulation unit value at beginning of period                          $1.00       --       --       --      --       --
Accumulation unit value at end of period                                $1.19       --       --       --      --       --
Number of accumulation units outstanding at end of period (000 omitted)    --       --       --       --      --       --
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund - Class IB Shares (11/11/1999)
Accumulation unit value at beginning of period                          $0.73    $0.56    $0.81    $1.23   $1.30    $1.00
Accumulation unit value at end of period                                $0.86    $0.73    $0.56    $0.81   $1.23    $1.30
Number of accumulation units outstanding at end of period (000 omitted)   220      215      187      104      19       --
--------------------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust Comstock Portfolio Class II Shares
(4/30/2004)
Accumulation unit value at beginning of period                          $1.00       --       --       --      --       --
Accumulation unit value at end of period                                $1.13       --       --       --      --       --
Number of accumulation units outstanding at end of period (000 omitted) 1,714       --       --       --      --       --
--------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio Class II Shares (4/30/2004)
Accumulation unit value at beginning of period                          $1.00       --       --       --      --       --
Accumulation unit value at end of period                                $1.38       --       --       --      --       --
Number of accumulation units outstanding at end of period (000 omitted)    69       --       --       --      --       --
--------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap (4/30/2004)
Accumulation unit value at beginning of period                          $1.00       --       --       --      --       --
Accumulation unit value at end of period                                $1.21       --       --       --      --       --
Number of accumulation units outstanding at end of period (000 omitted)   350       --       --       --      --       --
--------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies (4/30/2004)
Accumulation unit value at beginning of period                          $1.00       --       --       --      --       --
Accumulation unit value at end of period                                $1.16       --       --       --      --       --
Number of accumulation units outstanding at end of period (000 omitted)   363       --       --       --      --       --
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
16   RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.90% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.

YEAR ENDED DEC. 31,                                                                                                  2004

--------------------------------------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Cash Management Fund* (4/30/2004)
Accumulation unit value at beginning of period                                                                      $1.00
Accumulation unit value at end of period                                                                            $0.99
Number of accumulation units outstanding at end of period (000 omitted)                                               136

* THE 7-DAY SIMPLE AND COMPOUND YIELDS FOR AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND
  AT DEC. 31, 2004 WERE (0.40%) AND (0.40%), RESPECTIVELY.
--------------------------------------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Diversified Equity Income Fund (4/30/2004)
Accumulation unit value at beginning of period                                                                      $1.00
Accumulation unit value at end of period                                                                            $1.15
Number of accumulation units outstanding at end of period (000 omitted)                                                34
--------------------------------------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Equity Select Fund (4/30/2004)
Accumulation unit value at beginning of period                                                                      $1.00
Accumulation unit value at end of period                                                                            $1.07
Number of accumulation units outstanding at end of period (000 omitted)                                               697
--------------------------------------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - High Yield Bond Fund (4/30/2004)
Accumulation unit value at beginning of period                                                                      $1.00
Accumulation unit value at end of period                                                                            $1.08
Number of accumulation units outstanding at end of period (000 omitted)                                               830
--------------------------------------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R) (4/30/2004)
Accumulation unit value at beginning of period                                                                      $1.00
Accumulation unit value at end of period                                                                            $1.03
Number of accumulation units outstanding at end of period (000 omitted)                                                --
--------------------------------------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Partners Small Cap Value Fund (4/30/2004)
Accumulation unit value at beginning of period                                                                      $1.00
Accumulation unit value at end of period                                                                            $1.15
Number of accumulation units outstanding at end of period (000 omitted)                                             4,456
--------------------------------------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - S&P 500 Index Fund (4/30/2004)
Accumulation unit value at beginning of period                                                                      $1.00
Accumulation unit value at end of period                                                                            $1.08
Number of accumulation units outstanding at end of period (000 omitted)                                                48
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Fund, Series II Shares (4/30/2004)
Accumulation unit value at beginning of period                                                                      $1.00
Accumulation unit value at end of period                                                                            $1.07
Number of accumulation units outstanding at end of period (000 omitted)                                             3,225
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Development Fund, Series II Shares (4/30/2004)
Accumulation unit value at beginning of period                                                                      $1.00
Accumulation unit value at end of period                                                                            $1.10
Number of accumulation units outstanding at end of period (000 omitted)                                                12
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund, Series II Shares (4/30/2004)
Accumulation unit value at beginning of period                                                                      $1.00
Accumulation unit value at end of period                                                                            $1.07
Number of accumulation units outstanding at end of period (000 omitted)                                               900
--------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VP Growth and Income Portfolio (Class B) (4/30/2004)
Accumulation unit value at beginning of period                                                                      $1.00
Accumulation unit value at end of period                                                                            $1.08
Number of accumulation units outstanding at end of period (000 omitted)                                                90
--------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VP International Value Portfolio (Class B) (4/30/2004)
Accumulation unit value at beginning of period                                                                      $1.00
Accumulation unit value at end of period                                                                            $1.19
Number of accumulation units outstanding at end of period (000 omitted)                                             3,162
--------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VP Total Return Portfolio (Class B) (4/30/2004)
Accumulation unit value at beginning of period                                                                      $1.00
Accumulation unit value at end of period                                                                            $1.07
Number of accumulation units outstanding at end of period (000 omitted)                                                --
--------------------------------------------------------------------------------------------------------------------------------
American Century(R) VP Inflation Protection, Class II (4/30/2004)
Accumulation unit value at beginning of period                                                                      $1.00
Accumulation unit value at end of period                                                                            $1.05
Number of accumulation units outstanding at end of period (000 omitted)                                             7,249
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
17   RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.90% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                                  2004

--------------------------------------------------------------------------------------------------------------------------------
American Century(R) VP Ultra, Class II (4/30/2004)
Accumulation unit value at beginning of period                                                                      $1.00
Accumulation unit value at end of period                                                                            $1.06
Number of accumulation units outstanding at end of period (000 omitted)                                             2,495
--------------------------------------------------------------------------------------------------------------------------------
American Century(R) VP Value, Class II (4/30/2004)
Accumulation unit value at beginning of period                                                                      $1.00
Accumulation unit value at end of period                                                                            $1.09
Number of accumulation units outstanding at end of period (000 omitted)                                                26
--------------------------------------------------------------------------------------------------------------------------------
Colonial Small Cap Value Fund, Variable Series, Class B (4/30/2004)
Accumulation unit value at beginning of period                                                                      $1.00
Accumulation unit value at end of period                                                                            $1.17
Number of accumulation units outstanding at end of period (000 omitted)                                                --
--------------------------------------------------------------------------------------------------------------------------------
Columbia High Yield Fund, Variable Series, Class B (4/30/2004)
Accumulation unit value at beginning of period                                                                      $1.00
Accumulation unit value at end of period                                                                            $1.04
Number of accumulation units outstanding at end of period (000 omitted)                                             1,912
--------------------------------------------------------------------------------------------------------------------------------
Dreyfus Investment Portfolios Midcap Stock Portfolio, Service Share Class (4/30/2004)
Accumulation unit value at beginning of period                                                                      $1.00
Accumulation unit value at end of period                                                                            $1.13
Number of accumulation units outstanding at end of period (000 omitted)                                                --
--------------------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund Appreciation Portfolio, Service Share Class (4/30/2004)
Accumulation unit value at beginning of period                                                                      $1.00
Accumulation unit value at end of period                                                                            $1.02
Number of accumulation units outstanding at end of period (000 omitted)                                                72
--------------------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund International Value Portfolio, Service Share Class (4/30/2004)
Accumulation unit value at beginning of period                                                                      $1.00
Accumulation unit value at end of period                                                                            $1.14
Number of accumulation units outstanding at end of period (000 omitted)                                                 7
--------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2 (4/30/2004)
Accumulation unit value at beginning of period                                                                      $1.00
Accumulation unit value at end of period                                                                            $1.11
Number of accumulation units outstanding at end of period (000 omitted)                                             6,485
--------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth Portfolio Service Class 2 (4/30/2004)
Accumulation unit value at beginning of period                                                                      $1.00
Accumulation unit value at end of period                                                                            $1.03
Number of accumulation units outstanding at end of period (000 omitted)                                                --
--------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Investment Grade Bond Portfolio Service Class 2 (4/30/2004)
Accumulation unit value at beginning of period                                                                      $1.00
Accumulation unit value at end of period                                                                            $1.03
Number of accumulation units outstanding at end of period (000 omitted)                                             3,024
--------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Mid Cap Portfolio Service Class 2 (4/30/2004)
Accumulation unit value at beginning of period                                                                      $1.00
Accumulation unit value at end of period                                                                            $1.21
Number of accumulation units outstanding at end of period (000 omitted)                                               194
--------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Overseas Portfolio Service Class 2 (4/30/2004)
Accumulation unit value at beginning of period                                                                      $1.00
Accumulation unit value at end of period                                                                            $1.10
Number of accumulation units outstanding at end of period (000 omitted)                                             3,210
--------------------------------------------------------------------------------------------------------------------------------
FTVIPT Franklin Income Securities Fund - Class 2 (4/30/2004)
Accumulation unit value at beginning of period                                                                      $1.00
Accumulation unit value at end of period                                                                            $1.12
Number of accumulation units outstanding at end of period (000 omitted)                                               516
--------------------------------------------------------------------------------------------------------------------------------
FTVIPT Franklin Rising Dividends Securities Fund - Class 2 (4/30/2004)
Accumulation unit value at beginning of period                                                                      $1.00
Accumulation unit value at end of period                                                                            $1.09
Number of accumulation units outstanding at end of period (000 omitted)                                                34
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
18   RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.90% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                                  2004
--------------------------------------------------------------------------------------------------------------------------------
FTVIPT Franklin Small-Mid Cap Growth Securities Fund - Class 2 (4/30/2004)
(previously FTVIPT Franklin Small Cap Fund - Class 2)
Accumulation unit value at beginning of period                                                                      $1.00
Accumulation unit value at end of period                                                                            $1.08
Number of accumulation units outstanding at end of period (000 omitted)                                               111
--------------------------------------------------------------------------------------------------------------------------------
FTVIPT Mutual Shares Securities Fund - Class 2 (4/30/2004)
Accumulation unit value at beginning of period                                                                      $1.00
Accumulation unit value at end of period                                                                            $1.09
Number of accumulation units outstanding at end of period (000 omitted)                                               369
--------------------------------------------------------------------------------------------------------------------------------
FTVIPT Templeton Global Income Securities Fund - Class 2 (4/30/2004)
Accumulation unit value at beginning of period                                                                      $1.00
Accumulation unit value at end of period                                                                            $1.16
Number of accumulation units outstanding at end of period (000 omitted)                                             2,656
--------------------------------------------------------------------------------------------------------------------------------
FTVIPT Templeton Growth Securities Fund - Class 2 (4/30/2004)
Accumulation unit value at beginning of period                                                                      $1.00
Accumulation unit value at end of period                                                                            $1.12
Number of accumulation units outstanding at end of period (000 omitted)                                                25
--------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Mid Cap Value Fund (4/30/2004)
Accumulation unit value at beginning of period                                                                      $1.00
Accumulation unit value at end of period                                                                            $1.19
Number of accumulation units outstanding at end of period (000 omitted)                                             2,746
--------------------------------------------------------------------------------------------------------------------------------
MFS(R) New Discovery Series - Service Class (4/30/2004)
Accumulation unit value at beginning of period                                                                      $1.00
Accumulation unit value at end of period                                                                            $1.04
Number of accumulation units outstanding at end of period (000 omitted)                                                12
--------------------------------------------------------------------------------------------------------------------------------
MFS(R) Total Return Series - Service Class (4/30/2004)
Accumulation unit value at beginning of period                                                                      $1.00
Accumulation unit value at end of period                                                                            $1.09
Number of accumulation units outstanding at end of period (000 omitted)                                                53
--------------------------------------------------------------------------------------------------------------------------------
MFS(R) Utilities Series - Service Class (4/30/2004)
Accumulation unit value at beginning of period                                                                      $1.00
Accumulation unit value at end of period                                                                            $1.24
Number of accumulation units outstanding at end of period (000 omitted)                                                 1
--------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA, Service Shares (4/30/2004)
Accumulation unit value at beginning of period                                                                      $1.00
Accumulation unit value at end of period                                                                            $1.06
Number of accumulation units outstanding at end of period (000 omitted)                                             3,218
--------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA, Service Shares (4/30/2004)
Accumulation unit value at beginning of period                                                                      $1.00
Accumulation unit value at end of period                                                                            $1.15
Number of accumulation units outstanding at end of period (000 omitted)                                                72
--------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA, Service Shares (4/30/2004)
Accumulation unit value at beginning of period                                                                      $1.00
Accumulation unit value at end of period                                                                            $1.16
Number of accumulation units outstanding at end of period (000 omitted)                                                31
--------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund/VA, Service Shares (4/30/2004)
Accumulation unit value at beginning of period                                                                      $1.00
Accumulation unit value at end of period                                                                            $1.07
Number of accumulation units outstanding at end of period (000 omitted)                                             4,674
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund - Class IB Shares (4/30/2004)
Accumulation unit value at beginning of period                                                                      $1.00
Accumulation unit value at end of period                                                                            $1.03
Number of accumulation units outstanding at end of period (000 omitted)                                                57
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund - Class IB Shares (4/30/2004)
Accumulation unit value at beginning of period                                                                      $1.00
Accumulation unit value at end of period                                                                            $1.14
Number of accumulation units outstanding at end of period (000 omitted)                                                --
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
19   RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.90% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                                  2004
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund - Class IB Shares (4/30/2004)
Accumulation unit value at beginning of period                                                                      $1.00
Accumulation unit value at end of period                                                                            $1.18
Number of accumulation units outstanding at end of period (000 omitted)                                                17
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund - Class IB Shares (4/30/2004)
Accumulation unit value at beginning of period                                                                      $1.00
Accumulation unit value at end of period                                                                            $1.14
Number of accumulation units outstanding at end of period (000 omitted)                                                --
--------------------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust Comstock Portfolio Class II Shares (4/30/2004)
Accumulation unit value at beginning of period                                                                      $1.00
Accumulation unit value at end of period                                                                            $1.13
Number of accumulation units outstanding at end of period (000 omitted)                                             8,260
--------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio Class II Shares (4/30/2004)
Accumulation unit value at beginning of period                                                                      $1.00
Accumulation unit value at end of period                                                                            $1.37
Number of accumulation units outstanding at end of period (000 omitted)                                               292
--------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap (4/30/2004)
Accumulation unit value at beginning of period                                                                      $1.00
Accumulation unit value at end of period                                                                            $1.20
Number of accumulation units outstanding at end of period (000 omitted)                                             1,854
--------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies (4/30/2004)
Accumulation unit value at beginning of period                                                                      $1.00
Accumulation unit value at end of period                                                                            $1.15
Number of accumulation units outstanding at end of period (000 omitted)                                             2,030
--------------------------------------------------------------------------------------------------------------------------------

FINANCIAL STATEMENTS

You can find the audited financial statements of the subaccounts with financial history in the SAI. You can find our audited financial statements later in this prospectus. The SAI does not include audited financial statements for subaccounts that are new and have no activity as of the financial statements date.

--------------------------------------------------------------------------------
20   RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- PROSPECTUS

THE VARIABLE ACCOUNT AND THE FUNDS

VARIABLE ACCOUNT. The variable account was established under Indiana law on July 15, 1987, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of American Enterprise Life.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

Although the Internal Revenue Service (IRS) has issued some guidance on investor control, the U.S. Treasury and the IRS may continue to examine this aspect of variable contracts and provide additional guidance on investor control. Their concern involves how many investment choices (subaccounts) may be offered by an insurance company and how many exchanges among those subaccounts may be allowed before the contract owner would be currently taxed on income earned within the contract. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

THE FUNDS. This contract currently offers subaccounts investing in shares of the funds listed in the table below.

    O INVESTMENT OBJECTIVES: The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

    O FUND NAME AND MANAGEMENT: A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.

    O FUND SELECTION: We select the underlying funds in which the subaccounts initially invest and upon any substitution (see "Substitution of Investments"). In doing so, we may consider various objective and subjective factors. These factors include compensation we and our affiliates may receive from a fund's investment adviser, subadviser, distributor or an affiliate. This compensation benefits us, our affiliates, and/or the selling firms that distribute this contract (see "About the Service Providers -- Principal Underwriter"). The amount of this compensation differs by fund and depending on the amount of average daily net assets invested in a particular fund, this compensation may be significant. For example, the compensation we receive from affiliates of funds other than the AXP(R) Variable Portfolio Funds currently ranges up to 0.50% of the average daily net assets invested in the fund through this and other contracts we or our affiliates issue. This compensation is in addition to revenues we receive from Contract Owner Transaction Expenses, Annual Variable Account Expenses and Other Annual Expenses we charge contract owners (see "Expense Summary").

    O ALLOCATION OF PURCHASE PAYMENTS AND CONTRACT VALUES: Purchase payments and contract values you allocate to subaccounts investing in any of the AXP(R) Variable Portfolio funds are generally more profitable for us and our affiliates. For example, we may receive compensation from our affiliates in connection with purchase payments and contract value you allocate to the AXP(R) Variable Portfolio Funds that exceeds the range disclosed in the previous paragraph for funds our affiliates do not manage. This may influence recommendations your registered representative makes regarding whether you should invest in the contract, and whether you should allocate purchase payments or contract values to a particular subaccount.

    O ELIGIBLE PURCHASERS: All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. The funds are not available to the public (see "Fund Name and Management" above). Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future for tax, regulatory or other reasons, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously. Although we and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of each fund will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts. Each fund intends to comply with the diversification requirements under
       Section 817(h) of the Code.

--------------------------------------------------------------------------------
21   RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- PROSPECTUS

UNLESS AN ASSET ALLOCATION PROGRAM IS IN EFFECT, YOU MAY ALLOCATE PURCHASE PAYMENTS AND TRANSFERS TO ANY OR ALL OF THE SUBACCOUNTS OF THE VARIABLE ACCOUNT THAT INVEST IN SHARES OF THE FOLLOWING FUNDS:

------------------------------- -------------------------------------------------------- ------------------------------
FUND NAME                       INVESTMENT OBJECTIVES AND POLICIES                       INVESTMENT ADVISER
------------------------------- -------------------------------------------------------- ------------------------------
AXP(R) Variable Portfolio -     Maximum current income consistent with liquidity and     American Express Financial
Cash Management Fund            stability of principal. Invests primarily in money       Corporation (AEFC)
                                market instruments, such as marketable debt
                                obligations issued by corporations or the U.S.
                                government or its agencies, bank certificates of
                                deposit, bankers' acceptances, letters of credit, and
                                commercial paper, including asset-backed commercial
                                paper.
------------------------------- -------------------------------------------------------- ------------------------------
AXP(R) Variable Portfolio -     High level of current income and, as a secondary goal,   AEFC
Diversified Equity  Income      steady growth of capital. Under normal market
Fund                            conditions, the Fund invests at least 80% of its net
                                assets in  dividend-paying common and preferred stocks.
------------------------------- -------------------------------------------------------- ------------------------------
AXP(R) Variable Portfolio -     Growth of capital. Under normal market conditions, the   AEFC
Equity Select Fund              Fund invests at least 80% of its net assets in equity
                                securities of medium-sized companies.
------------------------------- -------------------------------------------------------- ------------------------------
AXP(R) Variable Portfolio -     High current income, with capital growth as a            AEFC
High Yield Bond Fund            secondary objective. Under normal market conditions,
                                the Fund invests at least 80% of its net assets in
                                high-yielding,  high-risk corporate bonds (junk bonds)
                                issued by U.S. and foreign companies and governments.
------------------------------- -------------------------------------------------------- ------------------------------
AXP(R) Variable Portfolio -     Long-term growth of capital. Invests primarily in        AEFC
New Dimensions Fund(R)          common stocks showing potential for significant growth.
------------------------------- -------------------------------------------------------- ------------------------------
AXP(R) Variable Portfolio -     Long-term capital appreciation. Invests primarily in     AEFC, adviser; Goldman Sachs
Partners Small Cap  Value Fund  equity securities. Under normal market conditions, at    Asset Management, L.P.,
                                least 80% of the Fund's net assets will be invested in   Royce & Associates, LLC,
                                companies with market capitalization of less than $2     Donald Smith & Co., Inc.,
                                billion or that fall within the range of the Russell     Franklin Portfolio
                                2000(R) Value Index.                                     Associates LLC  and Barrow,
                                                                                         Hanley, Mewhinney & Strauss,
                                                                                         Inc., subadvisers.
------------------------------- -------------------------------------------------------- ------------------------------
AXP(R) Variable Portfolio -     Long-term capital appreciation. Invests primarily in     AEFC
S&P 500 Index Fund              securities of large-capitalization stocks of U.S.
                                companies that are expected to provide investment
                                results that correspond to the performance of the S&P
                                500(R) Index.
------------------------------- -------------------------------------------------------- ------------------------------
AIM V.I. Basic Value Fund,      Long-term growth of capital. Invests normally at least   A I M Advisors, Inc.
Series II Shares                65% of its total assets in equity securities of U.S.
                                issuers that have market capitalizations of greater
                                than $500 million and are believed to be undervalued
                                in relation to long-term earning power or other
                                factors. The fund may invest up to 25% of its total
                                assets in foreign securities.
------------------------------- -------------------------------------------------------- ------------------------------
AIM V.I. Capital Development    Long-term growth of capital. Invests primarily in        A I M Advisors, Inc.
Fund,  Series II Shares         securities (including common stocks, convertible
                                securities and bonds) of small- and medium-sized
                                companies. The fund may invest up to 25% of its total
                                assets in foreign securities.
------------------------------- -------------------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
22   RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- PROSPECTUS

------------------------------- -------------------------------------------------------- ------------------------------
FUND NAME                       INVESTMENT OBJECTIVES AND POLICIES                       INVESTMENT ADVISER
------------------------------- -------------------------------------------------------- ------------------------------
AIM V.I. Mid Cap  Core Equity   Long-term growth of capital. Invests normally at least   A I M Advisors, Inc.
Fund,  Series II Shares         80% of its net assets, plus the amount of any
                                borrowings for investment purposes, in equity
                                securities, including convertible securities, of
                                medium sized companies.  The fund may invest up to 20%
                                of its net assets in equity securities of companies in
                                other market capitalization ranges or in investment
                                grade debt securities. The fund may also invest up to
                                25% of its total assets in foreign securities.
------------------------------- -------------------------------------------------------- ------------------------------
AllianceBernstein VP Growth     Reasonable current income and reasonable appreciation.   Alliance Capital Management
and Income Portfolio (Class B)  Invests primarily in dividend-paying common stocks of    L.P.
                                good quality.
------------------------------- -------------------------------------------------------- ------------------------------
AllianceBernstein VP            Long-term growth of capital. Invests primarily in a      Alliance Capital Management
International Value Portfolio   diversified portfolio of foreign equity securities.      L.P.
(Class B)
------------------------------- -------------------------------------------------------- ------------------------------
AllianceBernstein VP Total      Achieve a high return through a combination of current   Alliance Capital Management
Return Portfolio (Class B)      income and capital appreciation. Invests primarily in    L.P.
                                U.S. government and agency obligations, bonds,
                                fixed-income senior securities (including short-and
                                long-term debt securities and preferred stocks to the
                                extent their value is attributable to their
                                fixed-income characteristics), and common stocks.
------------------------------- -------------------------------------------------------- ------------------------------
American Century(R) VP          Capital growth with income as a secondary objective to   American Century Investment
Inflation Protection,  Class    protect against U.S. inflation.                          Management, Inc.
II
------------------------------- -------------------------------------------------------- ------------------------------
American Century(R) VP Ultra,   Capital growth, with income as a secondary objective.    American Century Investment
Class II                        Invests primarily in U.S. companies, but there is no     Management, Inc.
                                limit on the amount of assets the Fund can invest in
                                foreign companies.
------------------------------- -------------------------------------------------------- ------------------------------
American Century(R) VP Value,   Long-term capital growth, with income as a secondary     American Century Investment
Class II                        objective. Invests primarily in stocks of companies      Management, Inc.
                                that management believes to be undervalued at the time
                                 of purchase.
------------------------------- -------------------------------------------------------- ------------------------------
Colonial Small Cap Value        Long-term growth by investing primarily in smaller       Columbia Management
Fund, Variable Series, Class B  capitalization (small-cap) equities. Under normal        Advisors, Inc.
                                market conditions, the Fund invests at least 80% of
                                its net assets (plus any borrowings for investment
                                purposes) in small-cap stocks. When purchasing
                                securities for the Fund, the advisor generally chooses
                                securities of companies it believes are undervalued.
                                The Fund may invest up to  10% of its assets in
                                foreign securities.
------------------------------- -------------------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
23   RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- PROSPECTUS

------------------------------- -------------------------------------------------------- ------------------------------
FUND NAME                       INVESTMENT OBJECTIVES AND POLICIES                       INVESTMENT ADVISER
------------------------------- -------------------------------------------------------- ------------------------------
Columbia High Yield Fund,       High level of current income with capital appreciation   Columbia Management
Variable Series, Class B        as a secondary objective when consistent with the goal   Advisors, Inc.
                                of high current income. The Fund normally invests at
                                least 80% of its net assets (plus any borrowings for
                                investment purposes) in high yielding corporate debt
                                securities, such as bonds, debentures and notes that
                                are rated below investment grade, or unrated
                                securities which the Fund's investment advisor has
                                determined to be of comparable quality. No more than
                                10% of the Fund's total assets will normally be
                                invested in securities rated CCC or lower by S&P or
                                Caa or lower  by Moody's.
------------------------------- -------------------------------------------------------- ------------------------------
Dreyfus Investment Portfolios   The portfolio seeks investment results that are          The Dreyfus Corporation
Midcap Stock Portfolio,         greater than the total return performance of publicly
Service Share Class             traded common stocks of medium-sized domestic
                                companies in the aggregate, as represented by the
                                Standard & Poor's Midcap 400 Index. The portfolio
                                normally invests at least 80% of its assets in stocks
                                of mid-size companies. The portfolio invests in growth
                                and value stocks, which are chosen through a
                                disciplined investment process that combines computer
                                modeling techniques, fundamental analysis and risk
                                management. Consistency of returns compared to the S&P
                                400 is a primary goal of the investment process. The
                                portfolio's stock investments may include common
                                stocks, preferred stocks, convertible securities and
                                depository receipts, including those issued in initial
                                public offerings or shortly thereafter.
------------------------------- -------------------------------------------------------- ------------------------------
Dreyfus Variable Investment     The portfolio seeks long-term capital growth             The Dreyfus Corporation -
Fund Appreciation Portfolio,    consistent with the preservation of capital. Its         Fayez Sarofim & Co. is the
Service Share Class             secondary goal is current income. To pursue these        portfolio's  sub-investment
                                goals, the portfolio normally invests at least 80% of    advisor.
                                its assets in common stocks. The portfolio focuses on
                                "blue chip" companies with total market
                                capitalizations of more than $5 billion at the time of
                                purchase, including multinational companies. These
                                established companies have demonstrated sustained
                                patterns of profitability, strong balance sheets, an
                                expanding global presence and the potential to achieve
                                predictable, above-average earnings growth.
------------------------------- -------------------------------------------------------- ------------------------------
Dreyfus Variable Investment     The portfolio seeks long-term capital growth. To         The Dreyfus Corporation
Fund International Value        pursue this goal, the portfolio normally invests at
Portfolio, Service  Share       least 80% of its assets in stocks. The portfolio
Class                           ordinarily invests most of its assets in securities of
                                foreign companies which Dreyfus considers to be value
                                companies. The portfolio's stock investments may
                                include common stocks, preferred stocks and
                                convertible securities, including those purchased in
                                initial public offerings or shortly thereafter. The
                                portfolio may invest in companies of any size. The
                                portfolio may also invest in companies located in
                                emerging markets.
------------------------------- -------------------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
24   RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- PROSPECTUS

------------------------------- -------------------------------------------------------- ------------------------------
FUND NAME                       INVESTMENT OBJECTIVES AND POLICIES                       INVESTMENT ADVISER
------------------------------- -------------------------------------------------------- ------------------------------
Fidelity(R) VIP Contrafund(R)   Seeks long-term capital appreciation. Normally invests   Fidelity Management &
Portfolio Service Class 2       primarily in common stocks. Invests in securities of     Research Company (FMR),
                                companies whose value it believes is not fully           investment manager; FMR U.K.
                                recognized by the public. Invests in either "growth"     and  FMR Far East,
                                stocks or "value" stocks or both. The fund invests in    sub-investment advisers.
                                domestic and  foreign issuers.
------------------------------- -------------------------------------------------------- ------------------------------
Fidelity(R) VIP Growth          Seeks to achieve capital appreciation. Normally          FMR, investment manager;
Portfolio Service Class 2       invests primarily in common stocks. Invests in           FMR U.K., FMR Far East,
                                companies that it believes have above-average growth     sub-investment advisers.
                                potential (stocks of these companies are often called
                                "growth" stocks). The Fund invests in domestic and
                                foreign issuers.
------------------------------- -------------------------------------------------------- ------------------------------
Fidelity(R) VIP Investment      Seeks as high of a level of current income as is         FMR, investment manager;
Grade Bond Portfolio Service    consistent with the preservation of capital. Normally    FMR U.K., FMR Far East,
Class 2                         invests at least 80% of assets in investment-grade       sub-investment advisers.
                                debt securities (those of medium and high quality) of
                                all types and repurchase agreements for those
                                securities.
------------------------------- -------------------------------------------------------- ------------------------------
Fidelity(R) VIP Mid Cap         Long-term growth of capital. Normally invests            FMR, investment manager;
Portfolio Service Class 2       primarily in common stocks. Normally invests at least    FMR U.K., FMR Far East,
                                80% of assets in securities of companies with medium     sub-investment advisers.
                                market capitalizations. May invest in companies with
                                smaller or larger market capitalizations. Invests in
                                domestic and foreign issuers. The Fund invests in
                                either "growth" or "value" common stocks or both.
------------------------------- -------------------------------------------------------- ------------------------------
Fidelity(R) VIP Overseas        Long-term growth of capital. Normally invests            FMR, investment manager;
Portfolio Service Class 2       primarily in common stocks of foreign securities.        FMR U.K., FMR Far East,
                                Normally invests at least 80% of assets in non-U.S.      Fidelity International
                                securities.                                              Investment Advisors (FIIA)
                                                                                         and FIIA U.K.,
                                                                                         sub-investment advisers.
------------------------------- -------------------------------------------------------- ------------------------------
FTVIPT Franklin Income          Maximize income while maintaining prospects for          Franklin Advisers, Inc.
Securities Fund - Class 2       capital appreciation. The Fund normally may invest in
                                both debt and equity securities, including corporate,
                                foreign and  U.S. Treasury bonds and stocks.
------------------------------- -------------------------------------------------------- ------------------------------
FTVIPT Franklin Rising          Long-term capital appreciation, with preservation of     Franklin Advisers, Inc.
Dividends Securities  Fund -    capital as an important consideration. The Fund
Class 2                         normally invests at least 80% of its net assets in
                                investments of small capitalization (small cap)
                                companies that have paid rising dividends.
------------------------------- -------------------------------------------------------- ------------------------------
FTVIPT Franklin Small-Mid Cap   Long-term capital growth. The Fund normally invests at   Franklin Advisers, Inc.
Growth Securities Fund -        least 80% of its net assets in investments of small
Class 2                         capitalization (small cap) and mid capitalization (mid
                                cap) companies. For this Fund, small-cap companies are
(previously FTVIPT Franklin     those with market capitalization values not exceeding
Small Cap Fund - Class 2)       $1.5 billion or the highest market capitalization
                                value in the  Russell 2000(R) Index, whichever is
                                greater, at the time of purchase; and mid cap
                                companies are companies with market capitalization
                                values not exceeding $8.5 billion at the time of
                                purchase.
------------------------------- -------------------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
25   RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- PROSPECTUS

------------------------------- -------------------------------------------------------- ------------------------------
FUND NAME                       INVESTMENT OBJECTIVES AND POLICIES                       INVESTMENT ADVISER
------------------------------- -------------------------------------------------------- ------------------------------
FTVIPT Mutual Shares            Capital appreciation, with income as a secondary goal.   Franklin Mutual Advisers, LLC
Securities Fund - Class 2       The Fund normally invests mainly in U.S. equity
                                securities and substantially in undervalued stocks,
                                risk arbitrage securities and distressed companies.
------------------------------- -------------------------------------------------------- ------------------------------
FTVIPT Templeton Global         High current income, consistent with preservation of     Franklin Advisers, Inc.
Income Securities Fund -        capital, with capital appreciation as a secondary
Class 2                         consideration. The Fund normally invests mainly in
                                debt securities of governments and their political
                                subdivisions and agencies, supra-national
                                organizations and companies located anywhere in the
                                world, including emerging markets.
------------------------------- -------------------------------------------------------- ------------------------------
FTVIPT Templeton Growth         Long-term capital growth. The Fund normally invests      Franklin Advisers, Inc.
Securities Fund - Class 2       mainly in equity securities of companies located
                                anywhere in the world, including those in the U.S. and
                                in  emerging markets.
------------------------------- -------------------------------------------------------- ------------------------------
Goldman Sachs VIT  Mid Cap      The Goldman Sachs VIT Mid Cap Value Fund seeks           Goldman Sachs Asset
Value Fund                      long-term capital appreciation. The Fund invests,        Management, L.P.
                                under normal circumstances, at least 80% of its net
                                assets plus any borrowing for investment purposes
                                (measured at time of purchase) in a diversified
                                portfolio of equity investments in mid-capitalization
                                issuers within the range of the market capitalization
                                of companies constituting the Russell Midcap Value
                                Index at the time of investments. If the market
                                capitalization of a company held by the Fund moves
                                outside this range, the Fund may, but is not required
                                to sell the securities. The capitalization range of
                                the Russell Midcap Value Index is currently between
                                $276 million and  $14.9 billion. Although the Fund
                                will invest primarily in publicly traded U.S.
                                securities, it may invest up to 25% of its net assets
                                in foreign securities of issuers in emerging
                                countries, and securities quoted in foreign currencies.
------------------------------- -------------------------------------------------------- ------------------------------
MFS(R) New Discovery Series -   Capital appreciation. Invests at least 65% of its net    MFS Investment Management(R)
Service Class                   assets in equity securities of emerging growth
                                companies.
------------------------------- -------------------------------------------------------- ------------------------------
MFS(R) Total Return  Series -   Above-average income consistent with the prudent         MFS Investment Management(R)
Service Class                   employment of capital, with growth of capital and
                                income as a secondary objective. Invests primarily in
                                a combination of equity and fixed income securities.
------------------------------- -------------------------------------------------------- ------------------------------
MFS(R) Utilities Series -       Capital growth and current income. Invests primarily     MFS Investment Management(R)
Service Class                   in equity and debt securities of domestic and foreign
                                companies in the utilities industry.
------------------------------- -------------------------------------------------------- ------------------------------
Oppenheimer Capital             Capital appreciation. Invests in securities of           OppenheimerFunds, Inc.
Appreciation Fund/VA, Service   well-known, established companies.
Shares
------------------------------- -------------------------------------------------------- ------------------------------
Oppenheimer Global Securities   Long-term capital appreciation. Invests mainly in        OppenheimerFunds, Inc.
Fund/VA, Service Shares         common stocks of U.S. and foreign issuers that are
                                "growth-type" companies, cyclical industries and
                                special situations that are considered to have
                                appreciation possibilities.
------------------------------- -------------------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
26   RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- PROSPECTUS

------------------------------- -------------------------------------------------------- ------------------------------
FUND NAME                       INVESTMENT OBJECTIVES AND POLICIES                       INVESTMENT ADVISER
------------------------------- -------------------------------------------------------- ------------------------------
Oppenheimer Main Street Small   Seeks capital appreciation. Invests mainly in common     OppenheimerFunds, Inc.
Cap Fund/VA, Service Shares     stocks of small-capitalization U.S. companies that the
                                fund's investment manager believes have favorable
                                business trends or prospects.
------------------------------- -------------------------------------------------------- ------------------------------
Oppenheimer Strategic Bond      High level of current income principally derived from    OppenheimerFunds, Inc.
Fund/VA,  Service Shares        interest on debt securities. Invests mainly in three
                                market sectors: debt securities of foreign governments
                                and companies, U.S. government securities and
                                lower-rated  high yield securities of U.S. and foreign
                                companies.
------------------------------- -------------------------------------------------------- ------------------------------
Putnam VT Health Sciences       Capital appreciation. The fund pursues its goal by       Putnam Investment
Fund -  Class IB Shares         investing mainly in common stocks of companies in the    Management, LLC
                                health sciences industries, with a focus on growth
                                stocks. Under normal circumstances, the fund invests
                                at least 80% of its net assets in securities of (a)
                                companies that derive at least 50% of their assets,
                                revenues or profits from the pharmaceutical, health
                                care services, applied research and development and
                                medical equipment and supplies industries, or (b)
                                companies Putnam Management thinks have the potential
                                for growth as a result of their particular products,
                                technology, patents or other market advantages in the
                                health sciences industries.
------------------------------- -------------------------------------------------------- ------------------------------
Putnam VT International         Capital appreciation. The fund pursues its goal by       Putnam Investment
Equity Fund -  Class IB Shares  investing mainly in common stocks of companies outside   Management, LLC
                                the  United States that Putnam Management believes
                                have favorable investment potential. Under normal
                                circumstances, the fund invests at least 80% of its
                                net  assets in equity investments.
------------------------------- -------------------------------------------------------- ------------------------------
Putnam VT Small Cap Value       Capital appreciation. The fund pursues its goal by       Putnam Investment
Fund -  Class IB Shares         investing mainly in common stocks of U.S. companies,     Management, LLC
                                with a focus on value stocks. Under normal
                                circumstances, the fund invests at least 80% of its
                                net assets in small companies of a size similar to
                                those in the Russell 2000 Value Index.
------------------------------- -------------------------------------------------------- ------------------------------
Putnam VT Vista Fund - Class    Capital appreciation. The fund pursues its goal by       Putnam Investment
IB Shares                       investing mainly in common stocks of U.S. companies,     Management, LLC
                                with a focus on growth stocks.
------------------------------- -------------------------------------------------------- ------------------------------
Van Kampen Life Investment      Capital growth and income through investments in         Van Kampen Asset Management
Trust Comstock Portfolio        equity securities, including common stocks, preferred
Class II Shares                 stocks and securities convertible into common and
                                preferred stocks.
------------------------------- -------------------------------------------------------- ------------------------------
Van Kampen UIF  U.S. Real       Above average current income and long-term capital       Morgan Stanley Investment
Estate Portfolio Class II       appreciation. Invests primarily in equity securities     Management Inc., doing
Shares                          of companies in the U.S. real estate industry,           business as Van Kampen.
                                including real estate investment trusts.
------------------------------- -------------------------------------------------------- ------------------------------
Wanger International Small Cap  Long-term growth of capital. Invests primarily in        Columbia Wanger Asset
                                stocks of companies based outside the U.S. with market   Management, L.P.
                                capitalizations of less than $3 billion at time of
                                initial purchase.
------------------------------- -------------------------------------------------------- ------------------------------
Wanger U.S. Smaller Companies   Long-term growth of capital. Invests primarily in        Columbia Wanger Asset
                                stocks of small- and medium-size U.S. companies with     Management, L.P.
                                market capitalizations of less than $5 billion at time
                                of initial purchase.
------------------------------- -------------------------------------------------------- ------------------------------

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27   RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- PROSPECTUS

GUARANTEE PERIOD ACCOUNTS (GPAS)

The GPAs may not be available in some states.

Currently, unless an asset allocation program is in effect, you may allocate purchase payments and purchase payment credits to one or more of the GPAs with guarantee periods declared by us. These periods of time may vary by state. The required minimum investment in each GPA is $1,000. These accounts are not offered after annuity payouts begin. Some states also restrict the amount you can allocate to these accounts.

Each GPA pays an interest rate that is declared when you make an allocation to that account. That interest rate is then fixed for the guarantee period that you chose. We will periodically change the declared interest rate for any future allocations to these accounts, but we will not change the rate paid on money currently in a GPA.

The interest rates that we will declare as guaranteed rates in the future are determined by us at our discretion (future rates). We will determine future rates based on various factors including, but not limited to, the interest rate environment, returns earned on investments in the nonunitized separate account we have established for the GPAs, the rates currently in effect for new and existing American Enterprise Life annuities, product design, competition and American Enterprise Life's revenues and other expenses. Interest rates offered may vary by state, but will not be lower than state law allows. WE CANNOT PREDICT NOR CAN WE GUARANTEE WHAT FUTURE RATES WILL BE.

We hold amounts you allocate to the GPAs in a "nonunitized" separate account we have established under the Indiana Insurance Code. This separate account provides an additional measure of assurance that we will make full payment of amounts due under the GPAs. State insurance law prohibits us from charging this separate account with liabilities of any other separate account or of our general business. We own the assets of this separate account as well as any favorable investment performance of those assets. You do not participate in the performance of the assets held in this separate account. We guarantee all benefits relating to your value in the GPAs. This guarantee is based on the continued claims-paying ability of the company.

We intend to construct and manage the investment portfolio relating to the separate account using a strategy known as "immunization." Immunization seeks to lock in a defined return on the pool of assets versus the pool of liabilities over a specified time horizon. Since the return on the assets versus the liabilities is locked in, it is "immune" to any potential fluctuations in interest rates during the given time. We achieve immunization by constructing a portfolio of assets with a price sensitivity to interest rate changes (i.e., price duration) that is essentially equal to the price duration of the corresponding portfolio of liabilities. Portfolio immunization provides us with flexibility and efficiency in creating and managing the asset portfolio, while still assuring safety and soundness for funding liability obligations.

We must invest this portfolio of assets in accordance with requirements established by applicable state laws regarding the nature and quality of investments that life insurance companies may make and the percentage of their assets that they may commit to any particular type of investment. Our investment strategy will incorporate the use of a variety of debt instruments having price durations tending to match the applicable guarantee periods. These instruments include, but are not necessarily limited to, the following:

o  Securities   issued   by   the   U.S.   government   or   its   agencies   or
   instrumentalities, which issues may or may not be guaranteed by the U.S. government;

o Debt securities that have an investment grade, at the time of purchase, within the four highest grades assigned by any of three nationally recognized rating agencies -- Standard & Poor's, Moody's Investors Service or Fitch -- or are rated in the two highest grades by the National Association of Insurance Commissioners;

o Other debt instruments which are unrated or rated below investment grade, limited to 10% of assets at the time of purchase; and

o Real estate mortgages, limited to 45% of portfolio assets at the time of acquisition.

In addition, options and futures contracts on fixed income securities will be used from time to time to achieve and maintain appropriate investment and liquidity characteristics on the overall asset portfolio.

While this information generally describes our investment strategy, we are not obligated to follow any particular strategy except as may be required by federal law and Indiana and other state insurance laws.

MARKET VALUE ADJUSTMENT (MVA)

We will not apply an MVA to contract value you transfer or withdraw out of the GPAs within 30 days before the end of the guarantee period. During this 30 day window you may choose to start a new guarantee period of the same length, transfer the contract value to a GPA of another length, transfer the contract value to any of the subaccounts or the one-year fixed account or withdraw the contract value (subject to applicable withdrawal provisions). If we do not receive any instructions at the end of your guarantee period, our current practice is to automatically transfer the contract value into the shortest GPA term offered in your state.

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28   RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- PROSPECTUS

We guarantee the contract value allocated to the GPAs, including interest credited, if you do not make any transfers or withdrawals from the GPAs prior to 30 days before the end of the guarantee period (30-day rule). At all other times, and unless one of the exceptions to the 30-day rule described below applies, we will apply an MVA if you withdraw or transfer contract value from a GPA including withdrawals under the Guarantor(SM) Withdrawal Benefit rider, or you elect an annuity payout plan while you have contract value invested in a GPA. We will refer to these transactions as "early withdrawals." The application of an MVA may result in either a gain or loss of principal.

The 30-day rule does not apply and no MVA will apply to:

o transfers from a one-year GPA occurring under an automated dollar-cost averaging program or Interest Sweep Strategy;

o automatic rebalancing under any Portfolio Navigator asset allocation model we offer which contains one or more GPAs. However, an MVA will apply if you reallocate to a new Portfolio Navigator asset allocation model;

o amounts applied to an annuity payout plan while a Portfolio Navigator asset allocation model containing one or more GPAs is in effect;

o  amounts withdrawn for fees and charges; and

o  amounts we pay as death claims.

When you request an early withdrawal, we adjust the early withdrawal amount by an MVA formula. The early withdrawal amount reflects the relationship between the guaranteed interest rate you are earning in your current GPA and the interest rate we are crediting on new GPAs that end at the same time as your current GPA.

The MVA is sensitive to changes in current interest rates. The magnitude of any applicable MVA will depend on our current schedule of guaranteed interest rates at the time of the withdrawal, the time remaining in your guarantee period and your guaranteed interest rate. The MVA is negative, zero or positive depending on how the guaranteed interest rate on your GPA compares to the interest rate of a new GPA for the same number of years as the guarantee period remaining on your GPA. This is summarized in the following table:

                   IF YOUR GPA RATE IS:                            THE MVA IS:
              Less than the new GPA rate + 0.10%                    Negative
              Equal to the new GPA rate + 0.10%                     Zero
              Greater than the new GPA rate + 0.10%                 Positive

For examples, see Appendix A.

THE ONE-YEAR FIXED ACCOUNT

Unless an asset allocation program is in effect, you may also allocate purchase payments or transfer accumulated value to the one-year fixed account. We back the principal and interest guarantees relating to the one-year fixed account. These guarantees are based on the continued claims-paying ability of the company. The value of the one-year fixed account increases as we credit interest to the account. Purchase payments and transfers to the one-year fixed account become part of our general account. We credit and compound interest daily based on a 365-day year (366 in a leap year) so as to produce the annual effective rate which we declare. The interest rate we apply to each purchase payment or transfer to the one-year fixed account is guaranteed for one year. Thereafter we will change the rates from time-to-time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing American Enterprise Life annuities, product design, competition, and American Enterprise Life's revenues and expenses. The guaranteed minimum interest rate offered may vary by state but will not be lower than state law allows.

There are restrictions on the amount you can allocate to this account as well as on transfers from this account (see "Making the Most of Your Contract -- Transfer policies").

Interest in the one-year fixed account is not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the one-year fixed account, however, disclosures regarding the one-year fixed account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

--------------------------------------------------------------------------------
29   RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- PROSPECTUS

BUYING YOUR CONTRACT

Your registered representative will help you complete and submit an application and send it along with your initial purchase payment to our office. As the owner, you have all rights and may receive all benefits under the contract. You may buy a qualified or nonqualified annuity. Generally, you can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can buy a contract or become an annuitant if you are 85 or younger. (The age limit may be younger for qualified annuities in some states.)

When you apply, you may select (if available in your state):

o GPAs, the one-year fixed account and/or subaccounts in which you want to invest;

o  how you want to make purchase payments;

o  the length of the withdrawal charge schedule (5 or 7 years);

o  a beneficiary;

o  the optional Portfolio Navigator asset allocation program(1); and

o  one of the following Death Benefits:

   -  ROP Death Benefit;

   -  MAV Death Benefit(2);

   -  5% Accumulation Death Benefit(2); or

   -  Enhanced Death Benefit(2).

In addition, you may also select (if available in your state):

ANY ONE OF THE FOLLOWING OPTIONAL LIVING BENEFITS (ALL REQUIRE THE USE OF THE PORTFOLIO NAVIGATOR ASSET ALLOCATION PROGRAM):

o  Accumulation Protector Benefit(SM) rider

o  Guarantor(SM) Withdrawal Benefit rider(3)

o  Income Assurer Benefit(SM) - MAV rider(4)

o  Income Assurer Benefit(SM) - 5% Accumulation Benefit Base rider(4)

o Income Assurer Benefit(SM) - Greater of MAV or 5% Accumulation Benefit Base rider(4)

EITHER OF THE FOLLOWING OPTIONAL DEATH BENEFITS:

o  Benefit Protector(SM) Death Benefit rider(5)

o  Benefit Protector(SM) Plus Death Benefit rider(5)

(1) There is no additional charge for this feature.

(2) Available if both you and the annuitant are age 79 or younger at contract issue. The 5% Accumulation Death Benefit and Enhanced Death Benefit are not available with Benefit Protector(SM) and Benefit Protector(SM) Plus Death Benefit riders.

(3) Available if you and the annuitant are age 79 or younger at contract issue.

(4) Available if the annuitant is age 75 or younger at contract issue.

(5) Available if you and the annuitant are age 75 or younger at contract issue. Not available with the 5% Accumulation Death Benefit or Enhanced Death Benefit.

The contract provides for allocation of purchase payments to the GPAs, the one-year fixed account and/or the subaccounts of the variable account in even 1% increments subject to the $1,000 required minimum investment for the GPAs. The amount of any purchase payment allocated to the one-year fixed account in total cannot exceed 30% of the purchase payment. More than 30% of a purchase payment may be so allocated if you establish a dollar-cost averaging arrangement with respect to the purchase payment according to procedures currently in effect. We reserve the right to further limit purchase payment allocations to the one-year fixed account if the interest rate we are then crediting on new purchase payments allocated to the one-year fixed account is equal to the minimum interest rate stated in the contract.

If your application is complete, we will process it and apply your purchase payment and any purchase payment credit to the GPAs, one-year fixed account and subaccounts you selected within two business days after we receive it at our administrative office. If we accept your application, we will send you a contract. If your application is not complete, you must give us the information to complete it within five business days. If we cannot accept your application within five business days, we will decline it and return your payment unless you specifically ask us to keep the payment and apply it once your application is complete. We will credit additional purchase payments you make to your accounts on the valuation date we receive them. If we receive an additional purchase payment at our administrative office before the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the valuation date we received the payment. If we receive an additional purchase payment at our administrative office at or after the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the next valuation date after we received the payment.

--------------------------------------------------------------------------------
30   RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- PROSPECTUS

You may make monthly payments to your contract under a Systematic Investment Plan (SIP). You must make an initial purchase payment of $10,000. Then, to begin the SIP, you will complete and send a form and your first SIP payment along with your application. There is no charge for SIP. You can stop your SIP payments at any time.

In most states, you may make additional purchase payments to nonqualified and qualified annuities until the retirement date.

THE RETIREMENT DATE

Annuity payouts begin on the retirement date. When we process your application, we will establish the retirement date to be the maximum age (or contract anniversary if applicable) for nonqualified annuities and Roth IRAs and for qualified annuities the date specified below. Your selected date can align with your actual retirement from a job, or it can be a different future date, depending on your needs and goals and on certain restrictions. You also can change the retirement date, provided you send us written instructions at least 30 days before annuity payouts begin.

FOR NONQUALIFIED ANNUITIES AND ROTH IRAS, THE RETIREMENT DATE MUST BE:

o  no earlier than the 30th day after the contract's effective date; and

o  no  later  than  the   annuitant's   85th  birthday  or  the  tenth  contract
   anniversary, if purchased after age 75.

FOR QUALIFIED ANNUITIES EXCEPT ROTH IRAS, TO COMPLY WITH IRS REGULATIONS, THE RETIREMENT DATE GENERALLY MUST BE:

o for IRAs by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2; or

o for all other qualified annuities, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2 or, if later, retires (except that 5% business owners may not select a retirement date that is later than April 1 of the year following the calendar year when they reach age 70 1/2).

If you satisfy your required minimum distributions in the form of partial withdrawals from this contract, annuity payouts can start as late as the annuitant's 85th birthday or the tenth contract anniversary, if later, or a date that has been otherwise agreed to by us.

Contract owners of IRAs and TSAs may also be able to satisfy required minimum distributions using other IRAs or TSAs, and in that case, may delay the annuity payout start date for this contract.

BENEFICIARY

We will pay your named beneficiary the death benefit if it becomes payable before the retirement date (while the contract is in force and before annuity payouts begin). If there is no named beneficiary, then the default provisions of your contract will apply. (See "Benefits in Case of Death" for more about beneficiaries.)

PURCHASE PAYMENTS

For contracts issued in Alabama and Oregon, purchase payments are limited and may not be made after the first contract anniversary.

For contracts issued in Massachusetts and Washington, purchase payments are limited and you may not make purchase payments after the third contract anniversary.

MINIMUM INITIAL PURCHASE PAYMENT

   $10,000

MINIMUM ADDITIONAL PURCHASE PAYMENTS

   $50 for SIPs

   $100 for all other payment types

MAXIMUM TOTAL PURCHASE PAYMENTS*

   $1,000,000

* This limit applies in total to all American Enterprise Life annuities you own. We reserve the right to waive or increase the maximum limit. For qualified annuities, the tax-deferred retirement plan's or the Code's limits on annual contributions also apply. We also reserve the right to restrict cumulative additional purchase payments for contracts with the Guarantor(SM) Withdrawal Benefit. Additional purchase payments are restricted during the waiting period after the first 180 days immediately following the effective date of the Accumulation Protector Benefit(SM) rider.

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31   RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- PROSPECTUS

HOW TO MAKE PURCHASE PAYMENTS

1 BY LETTER

Send your check along with your name and contract number to:

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
829 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474

2 BY SIP

Contact your registered representative to complete the necessary SIP paperwork.

PURCHASE PAYMENT CREDITS

Contracts with a seven-year withdrawal charge schedule will receive a purchase payment credit with any payment made to the contract. If you have a seven-year withdrawal charge schedule, we apply a credit to your contract of 1% of your current payment. We apply this credit immediately. We allocate the credit to the GPAs, the one-year fixed account and the subaccounts in the same proportions as your purchase payment.

Purchase payment credits are not available for contracts with a five-year withdrawal charge schedule.

We will reverse credits from the contract value for any purchase payment that is not honored (if, for example, your purchase payment check is returned for insufficient funds).

To the extent a death benefit or withdrawal payment includes purchase payment credits applied within twelve months preceding: (1) the date of death that results in a lump sum death benefit under this contract; or (2) a request for withdrawal charge waiver due to "Contingent events" (see "Charges -- Contingent events"), we will assess a charge, similar to a withdrawal charge, equal to the amount of the purchase payment credits. The amount we pay to you under these circumstances will always equal or exceed your withdrawal value. The amount returned to you under the free look provision also will not include any credits applied to your contract.

Because of higher charges, there may be circumstances where you may be worse off for having received the credit than in other contracts. All things being equal (such as guarantee availability or fund performance and availability), this may occur if you hold your contract for 15 years or more. This also may occur if you make a full withdrawal in the first seven years. You should consider these higher charges and other relevant factors before you buy this contract or before you exchange a contract you currently own for this contract.

This credit is made available through revenue from higher withdrawal charges and contract administrative charges than would otherwise be charged. In general, we do not profit from the higher charges assessed to cover the cost of the purchase payment credit. We use all the revenue from these higher charges to pay for the cost of the credits. However, we could profit from the higher charges if market appreciation is higher than expected or if contract owners hold their contracts for longer than expected.

CHARGES

CONTRACT ADMINISTRATIVE CHARGE

We charge this fee for establishing and maintaining your records. We deduct $40 from the contract value on your contract anniversary or, if earlier, when the contact is fully withdrawn. We prorate this charge among the GPAs, the one-year fixed account, and the subaccounts in the same proportion your interest in each account bears to your total contract value. Some states also limit any contract charge allocated to the fixed account.

We will waive this charge when your contract value is $50,000 or more on the current contract anniversary.

If you take a full withdrawal from your contract, we will deduct the charge at the time of withdrawal regardless of the contract value. We cannot increase the annual contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.

VARIABLE ACCOUNT ADMINISTRATIVE CHARGE

We apply this charge daily to the subaccounts. It is reflected in the unit values of your subaccounts and it totals 0.15% of their average daily net assets on an annual basis. It covers certain administrative and operating expenses of the subaccounts such as accounting, legal and data processing fees and expenses involved in the preparation and distribution of reports and prospectuses. We cannot increase the variable account administrative charge.

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32   RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- PROSPECTUS

MORTALITY AND EXPENSE RISK FEE

We charge these fees daily to the subaccounts. The unit values of your subaccounts reflect these fees. These fees cover the mortality and expense risk that we assume. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. These fees do not apply to the GPAs or the one-year fixed account. We cannot increase these fees.

The mortality and expense risk fee you pay is based on the death benefit guarantee you select, whether the contract is a qualified annuity or a nonqualified annuity and the withdrawal charge schedule that applies to your contract.

SEVEN-YEAR WITHDRAWAL CHARGE SCHEDULE                               QUALIFIED ANNUITIES        NONQUALIFIED ANNUITIES
ROP Death Benefit                                                          1.00%                        1.15%
MAV Death Benefit                                                          1.20                         1.35
5% Accumulation Death Benefit                                              1.35                         1.50
Enhanced Death Benefit                                                     1.40                         1.55

FIVE-YEAR WITHDRAWAL CHARGE SCHEDULE
ROP Death Benefit                                                          1.20%                        1.35%
MAV Death Benefit                                                          1.40                         1.55
5% Accumulation Death Benefit                                              1.55                         1.70
Enhanced Death Benefit                                                     1.60                         1.75

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific annuitant lives and no matter how long our entire group of annuitants live. If, as a group, annuitants outlive the life expectancy we assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, annuitants do not live as long as expected, we could profit from the mortality risk fee.

Expense risk arises because we cannot increase the contract administrative charge or the variable account administrative charge and these charges may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

o first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

o then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the withdrawal charge will cover sales and distribution expenses.

ACCUMULATION PROTECTOR BENEFIT(SM) RIDER FEE

We charge an annual fee of 0.55% of the greater of your contract value or the minimum contract accumulation value on your contract anniversary for this optional benefit only if you select it. We deduct the fee from the contract value on the contract anniversary. We prorate this fee among the GPAs, the one-year fixed account and the subaccounts in the same proportion as your interest in each bears to your total contract value. We will modify this prorated approach to comply with state regulations where necessary.

Once you elect the Accumulation Protector Benefit(SM) rider, you may not cancel it and the fee will continue to be deducted until the end of the waiting period. If the contract is terminated for any reason or when annuity payments begin, we will deduct the fee, adjusted for the number of calendar days coverage was in place since we last deducted the fee.

Currently, the Accumulation Protector Benefit(SM) rider charge does not vary with the Portfolio Navigator model selected; however, we reserve the right to increase this charge and/or charge a separate rider charge for each asset allocation model for new contract owners. The Accumulation Protector Benefit(SM) rider charge will not exceed a maximum of 1.75%.

We will not change the Accumulation Protector Benefit(SM) rider charge after the rider effective date unless:

(a) you choose the annual Elective Step Up after we have exercised our rights to increase the rider charge;

(b) you change your Portfolio Navigator asset allocation model after we have exercised our rights to increase the rider charge;

(c) you change your Portfolio Navigator asset allocation model after we have exercised our rights to charge a separate rider charge for each model.

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33   RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- PROSPECTUS

If you choose the Elective Step Up or change your Portfolio Navigator model after we have exercised our rights to increase the rider charge as described above, you will pay the charge that is in effect on the valuation date we receive your written request to step up or change your Portfolio Navigator model. On the next contract anniversary, we will calculate an average rider charge, for the preceding contract year only, that reflects the various different charges that were in effect that year, adjusted for the number of calendar days each charge was in effect.

The fee does not apply after annuity payouts begin.

GUARANTOR(SM) WITHDRAWAL BENEFIT RIDER FEE

THIS FEE INFORMATION APPLIES TO BOTH RIDER A AND RIDER B (SEE "OPTIONAL BENEFITS").

We charge an annual fee of 0.55% of contract value for this optional feature only if you select it. We deduct the fee from your contract value on your contract anniversary. We prorate this fee among the GPAs, the one-year fixed account and the subaccounts in the same proportion as your interest in each bears to your total contract value. We will modify this prorated approach to comply with state regulations where necessary.

Once you elect the Guarantor(SM) Withdrawal Benefit, you may not cancel it and the fee will continue to be deducted until the contract is terminated, the contract value reduces to zero or annuity payouts begin. If the contract is terminated for any reason or when annuity payments begin, we will deduct the fee, adjusted for the number of calendar days coverage was in place since we last deducted the fee. If the Remaining Benefit Amount (RBA) goes to zero but the contract value has not been depleted, you will continue to be charged.

Currently the Guarantor(SM) Withdrawal Benefit rider charge does not vary with the Portfolio Navigator model selected; however, we reserve the right to increase this charge and/or charge a separate rider charge for each asset allocation model for new contract owners. The Guarantor(SM) Withdrawal Benefit rider charge will not exceed a maximum charge of 1.50%.

We will not change the Guarantor(SM) Withdrawal Benefit rider charge after the rider effective date unless:

(a) you choose the annual Elective Step Up after we have exercised our rights to increase the rider charge;

(b) you change your Portfolio Navigator asset allocation model after we have exercised our rights to increase the rider charge;

(c) you change your Portfolio Navigator asset allocation model after we have exercised our rights to charge a separate rider charge for each model.

If you choose the Elective Step Up or change your Portfolio Navigator model after we have exercised our rights to increase the rider charge as described above, you will pay the charge that is in effect on the valuation date we receive your written request to step up or change your Portfolio Navigator model. On the next contract anniversary, we will calculate an average rider charge, for the preceding contract year only, that reflects the various different charges that were in effect that year, adjusted for the number of calendar days each charge was in effect.

If you choose to step up before the third contract anniversary, the Guarantor(SM) Withdrawal Benefit rider charge will not change until the third contract anniversary, when it will change to the charge that was in effect on the valuation date we received your last written request to exercise the Elective Step Up.

The fee does not apply after annuity payouts begin.

INCOME ASSURER BENEFIT(SM) RIDER FEE

We charge an annual fee for this optional feature only if you select it. We determine the fee by multiplying the guaranteed income benefit base by the charge for the Income Assurer Benefit(SM) rider you select. There are three Income Assurer Benefit(SM) rider options available under your contract (see "Optional Benefits -- Income Assurer Benefit(SM) Riders") and each has a different guaranteed income benefit base calculation. The charge for each Income Assurer Benefit(SM) rider is as follows:

                                                                                       MAXIMUM                       CURRENT
Income Assurer Benefit(SM) - MAV                                                         1.50%                      0.30%(1)
Income Assurer Benefit(SM) - 5% Accumulation Benefit Base                                1.75                       0.60(1)
Income Assurer Benefit(SM) - Greater of MAV or 5% Accumulation Benefit Base              2.00                       0.65(1)

(1) For applications signed prior to Oct. 7, 2004, the following current annual rider charges apply: Income Assurer Benefit(SM) - MAV -- 0.55%, Income Assurer Benefit(SM) - 5% Accumulation Benefit Base -- 0.70%; and Income Assurer Benefit(SM) - Greater of MAV or 5% Accumulation Benefit Base -- 0.75%.

We deduct the fee from the contract value on your contract anniversary. We prorate this fee among the GPAs, the one-year fixed account and the subaccounts in the same proportion your interest in each account bears to your total contract value. We will modify this prorated approach to comply with state regulations where necessary. If the contract is terminated for any reason or when annuity payments begin, we will deduct the fee, adjusted for the number of calendar days coverage was in place since we last deducted the fee.

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34   RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- PROSPECTUS

Currently the Income Assurer Benefit(SM) charge does not vary with the Portfolio Navigator model selected; however, we reserve the right to increase this charge and/or charge a separate charge for each model for new contract owners but not to exceed the maximum charges shown above. We cannot change the Income Assurer Benefit(SM) charge after the rider effective date, unless you change your Portfolio Navigator model after we have exercised our rights to increase the charge and/or charge a separate charge for each model. If you choose to change your Portfolio Navigator model after we have exercised our rights to increase the rider charge for new contract owners, you will pay the charge that is in effect on the valuation date we receive your written request to change your Portfolio Navigator model. On the next contract anniversary, we will calculate an average rider charge, for the preceding contract year only, that reflects the various different charges that were in effect that year, adjusted for the number of calendar days each charge was in effect.

For an example of how each Income Assurer Benefit(SM) rider fee is calculated, see Appendix B.

BENEFIT PROTECTOR(SM) DEATH BENEFIT RIDER FEE

We charge a fee for the optional feature only if you select it. If selected, we deduct 0.25% of your contract value on your contract anniversary. We prorate this fee among the GPAs, the one-year fixed account and the subaccounts in the same proportion your interest in each account bears to your total contract value.

If the contract is terminated for any reason other than death or when annuity payouts begin, we will deduct the fee, adjusted for the number of calendar days coverage was in place since we last deducted the fee. We cannot increase this annual charge after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits.

BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDER FEE

We charge a fee for the optional feature only if you select it. If selected, we deduct 0.40% of your contract value on your contract anniversary. We prorate this fee among the GPAs, the one-year fixed account and the subaccounts in the same proportion your interest in each account bears to your total contract value.

If the contract is terminated for any reason other than death or when annuity payouts begin, we will deduct the fee, adjusted for the number of calendar days coverage was in place since we last deducted the fee. We cannot increase this annual charge after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits.

WITHDRAWAL CHARGE

If you withdraw all or part of your contract value before annuity payouts begin, we may deduct a withdrawal charge. As described below, a withdrawal charge applies to each purchase payment you make. The withdrawal charge lasts for 7 years or 5 years, depending on which withdrawal charge schedule you select when you purchase the contract (See "Expense Summary").

You may withdraw an amount during any contract year without a withdrawal charge. We call this amount the Total Free Amount (TFA). The TFA varies depending on whether your contract includes the Guarantor(SM) Withdrawal Benefit rider:

CONTRACTS WITHOUT GUARANTOR(SM) WITHDRAWAL BENEFIT RIDER

The TFA is the greater of:

o  10% of the contract value on the prior contract anniversary*; and

o  current contract earnings.

CONTRACTS WITH GUARANTOR(SM) WITHDRAWAL BENEFIT RIDER

The TFA is the greatest of:

o  10% of the contract value on the prior contract anniversary*;

o  current contract earnings; and

o  the Remaining Benefit Payment.

* We consider your initial purchase payment and purchase payment credit to be the prior contract anniversary's contract value during the first contract year.

Amounts withdrawn in excess of the TFA may be subject to a withdrawal charge as described below.

A withdrawal charge will apply if the amount you withdraw includes any of your prior purchase payments that are still within their withdrawal charge schedule. To determine whether your withdrawal includes any of your prior purchase payments that are still within their withdrawal charge schedule, we withdraw amounts from your contract in the following order:

1. We withdraw the TFA first. We do not assess a withdrawal charge on the TFA.

2. We withdraw purchase payments not previously withdrawn, in the order you made them: the oldest purchase payment first, the next purchase payment second, etc. until all purchase payments have been withdrawn. By applying this "first-in, first-out" rule, we do not assess a withdrawal charge on purchase payments that we received prior to the number of years stated in the withdrawal charge schedule you select when you purchase the contract. We only assess a withdrawal charge on purchase payments that are still within the withdrawal charge schedule you selected.

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35   RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- PROSPECTUS

EXAMPLE: Each time you make a purchase payment under the contract, a withdrawal charge schedule attaches to that purchase payment. The withdrawal charge percentage for each purchase payment declines according to the withdrawal charge schedule shown in your contract. (THE WITHDRAWAL CHARGE PERCENTAGES FOR THE 5-YEAR AND 7-YEAR WITHDRAWAL CHARGE SCHEDULE ARE SHOWN IN A TABLE IN THE "EXPENSE SUMMARY" ABOVE.) For example, if you select the 7-Year withdrawal charge schedule, during the first two years after a purchase payment is made, the withdrawal charge percentage attached to that payment is 8%. The withdrawal charge percentage for that payment during the seventh year after it is made is 3%. At the beginning of the eighth year after that purchase payment is made, and thereafter, there is no longer a withdrawal charge as to that payment.

We determine your withdrawal charge by multiplying each of your payments withdrawn by the applicable withdrawal charge percentage (See "Expense Summary"), and then adding the total withdrawal charges.

For a partial withdrawal that is subject to a withdrawal charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable withdrawal charge. A partial withdrawal that includes contract value taken from the Guarantee Period Accounts may also be subject to a Market Value Adjustment (See "Guarantee Period Accounts -- Market Value Adjustment"). We pay you the amount you request.

For an example, see Appendix C.

WAIVER OF WITHDRAWAL CHARGES

We do not assess withdrawal charges for:

o  withdrawals of any contract earnings;

o withdrawals of amounts totaling up to 10% of the contract value on the prior contract anniversary to the extent it exceeds contract earnings;

o if you elected the Guarantor(SM) Withdrawal Benefit rider, your contract's Remaining Benefit Payment to the extent it exceeds the greater of contract earnings or 10% of the contract value on the prior contract anniversary;

o required minimum distributions from a qualified annuity provided the amount is no greater than the required amount calculated under your specific contract currently in force; and

o contracts settled using an annuity payout plan (EXCEPTION: As described below, if you select annuity payout Plan E, and choose later to withdraw the value of your remaining annuity payments, we will assess a withdrawal charge.)

o withdrawals made as a result of one of the "Contingent events"* described below to the extent permitted by state law (see your contract for additional conditions and restrictions);

o  amounts we refund to you during the free look period;* and

o  death benefits.*

* However, we will reverse certain purchase payment credits up to the maximum withdrawal charge. (See "Buying Your Contract -- Purchase Payment Credits.")

CONTINGENT EVENTS

o Withdrawals you make if you or the annuitant are confined to a hospital or nursing home and have been for the prior 60 days. Your contract will include this provision when you and the annuitant are under age 76 at contract issue. You must provide proof satisfactory to us of the confinement as of the date you request the withdrawal.

o To the extent permitted by state law, withdrawals you make if you or the annuitant are diagnosed in the second or later contract years as disabled with a medical condition that with reasonable medical certainty will result in death within 12 months or less from the date of the licensed physician's statement. You must provide us with a licensed physician's statement containing the terminal illness diagnosis and the date the terminal illness was initially diagnosed.

WITHDRAWAL CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIC PERIOD:
Under this annuity payout plan, in most cases you can elect to take a withdrawal of the remaining variable payouts. If you take a withdrawal we impose a withdrawal charge. This charge will vary based on the death benefit guarantee and the assumed investment rate (AIR) you selected for the variable payouts. The withdrawal charge equals the present value of the remaining variable payouts using an AIR of either 3.5% or 5.0% minus the present value of the remaining variable payouts using the applicable discount rate shown in a table in the "Expense Summary." (See "The Annuity Payout Period -- Annuity Payout Plans.")

POSSIBLE GROUP REDUCTIONS: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and withdrawal charges. However, we expect this to occur infrequently.

PREMIUM TAXES

Certain state and local governments impose premium taxes on us (up to 3.5%). These taxes depend upon your state of residence or the state in which the contract was issued. Currently, we deduct any applicable premium tax when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you make a full withdrawal from your contract.

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36   RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- PROSPECTUS

VALUING YOUR INVESTMENT

We value your accounts as follows:

GPAS AND ONE-YEAR FIXED ACCOUNT

We value the amounts you allocate to the GPAs and the one-year fixed account directly in dollars. The value of the GPAs and the one-year fixed account equals:

o the sum of your purchase payments and transfer amounts allocated to the GPAs and the one-year fixed account;

o plus any purchase payment credits allocated to the GPAs and one-year fixed account;

o  plus interest credited;

o minus the sum of amounts withdrawn after any applicable MVA (including any applicable withdrawal charges) and amounts transferred out;

o  minus any prorated portion of the contract administrative charge; and

o minus the prorated portion of the fee for any of the following optional benefits you have selected:

   -  Accumulation Protector Benefit(SM) rider;

   -  Guarantor(SM) Withdrawal Benefit rider;

   -  Income Assurer Benefit(SM) rider;

   -  Benefit Protector(SM) rider; or

   -  Benefit Protector(SM) Plus rider.

SUBACCOUNTS

We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts or we apply any purchase payment credits, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, we subtract a certain number of accumulation units from your contract each time you take a partial withdrawal; transfer amounts out of a subaccount; or we assess a contract administrative charge, a withdrawal charge, or fee for any optional contract riders with annual charges (if applicable).

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses.

Here is how we calculate accumulation unit values:

NUMBER OF UNITS: To calculate the number of accumulation units for a particular subaccount, we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: The current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

We determine the net investment factor by:

o adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

o  dividing that sum by the previous adjusted net asset value per share; and

o subtracting the percentage factor representing the mortality and expense risk fee and the variable account administrative charge from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: Accumulation units may change in two ways -- in number and in value.

The number of accumulation units you own may fluctuate due to:

o  additional purchase payments you allocate to the subaccounts;

o  any purchase payment credits allocated to the subaccounts;

o  transfers into or out of the subaccounts;

o  partial withdrawals;

o  withdrawal charges;

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37   RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- PROSPECTUS
and the deduction of a prorated portion of:

o  the contract administrative charge; and

o  the fee for any of the following optional benefits you have selected:

   -  Accumulation Protector Benefit(SM) rider;

   -  Guarantor(SM) Withdrawal Benefit rider;

   -  Income Assurer Benefit(SM) rider;

   -  Benefit Protector(SM) rider; or

   -  Benefit Protector(SM) Plus rider.

Accumulation unit values will fluctuate due to:

o  changes in fund net asset value;

o  fund dividends distributed to the subaccounts;

o  fund capital gains or losses;

o  fund operating expenses; and

o mortality and expense risk fee and the variable account administrative charge.

MAKING THE MOST OF YOUR CONTRACT

AUTOMATED DOLLAR-COST AVERAGING

Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the one-year fixed account or the one-year GPA to one or more subaccounts. Automated transfers are not available for GPA terms of two or more years. You can also obtain the benefits of dollar-cost averaging by setting up regular automatic SIP payments or by establishing an Interest Sweep strategy. Interest Sweeps are a monthly transfer of the interest earned from either the one-year fixed account or the one-year GPA into the subaccounts of your choice. If you participate in an Interest Sweep strategy the interest you earn on the one-year GPA or the one-year fixed account will be less than the annual interest rate we apply because there will be no compounding. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

HOW DOLLAR-COST AVERAGING WORKS
                                                                                                         NUMBER
                                                             AMOUNT          ACCUMULATION               OF UNITS
                                            MONTH           INVESTED          UNIT VALUE                PURCHASED
By investing an equal number
of dollars each month ...                    Jan              $ 100              $ 20                    5.00

                                             Feb                100                18                    5.56

you automatically buy more                   Mar                100                17                    5.88
units when the per unit market
price is low ...                   ---->     Apr                100                15                    6.67

                                             May                100                16                    6.25

                                             Jun                100                18                    5.56

                                             Jul                100                17                    5.88

                                             Aug                100                19                    5.26
and fewer units when the per
unit market price is high.         ---->     Sept               100                21                    4.76

                                             Oct                100                20                    5.00

You paid an average price of $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your registered representative.

Automated dollar-cost averaging is not available when a Portfolio Navigator asset allocation model is in effect (see "Asset Allocation Program" below).

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38   RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- PROSPECTUS

ASSET REBALANCING

You can ask us in writing to automatically rebalance the subaccount portion of your contract value either quarterly, semiannually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. Asset rebalancing does not apply to the one-year fixed account or any GPA, except under any Portfolio Navigator asset allocation model. There is no charge for asset rebalancing. The contract value must be at least $2,000.

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your registered representative.

Different rules apply to asset rebalancing under a Portfolio Navigator asset allocation model (see "Asset Allocation Program" below).

ASSET ALLOCATION PROGRAM

We currently offer an asset allocation program called Portfolio Navigator. You may elect to participate in the asset allocation program, and there is no additional charge. If you purchase an optional Accumulation Protector Benefit(SM) rider, Guarantor(SM) Withdrawal Benefit rider or Income Assurer Benefit(SM) rider, you are required to participate in the asset allocation program under the terms of the rider.

This asset allocation program allows you to allocate your contract value to an asset allocation model portfolio that consists of subaccounts and may include, if available, certain GPAs and/or the one-year fixed account that represent various asset classes. By spreading your contract value among these various asset classes, you may be able to reduce the volatility in your contract value, but there is no guarantee that this will occur. Asset allocation does not guarantee that your contract will increase in value nor will it protect against a decline in value if market prices fall.

Your registered representative can help you determine which asset allocation model portfolio is suited to your needs based on factors such as your investment goals, your tolerance for risk, and how long you intend to invest.

Currently, there are five asset allocation model portfolios ranging from conservative to aggressive. You may not use more than one asset allocation model portfolio at a time. You are allowed to request a change to another asset allocation model portfolio twice per contract year. Each asset allocation model portfolio specifies allocation percentages to each of the subaccounts and any GPAs and/or the one-year fixed account that make up that asset allocation model portfolio. By participating in the asset allocation program, you authorize us to invest your purchase payments and purchase payment credits in the subaccounts and any GPAs and/or the one-year fixed account according to the allocation percentages stated for the specific asset allocation model portfolio you have selected. You also authorize us to automatically rebalance your contract values quarterly beginning 3 months after the effective date of your contract in order to maintain alignment with the allocation percentages specified in the asset allocation model portfolio.

Special rules apply to the GPAs when they are included in an asset allocation model portfolio. Under these rules:

o no MVA will apply when rebalancing occurs within a specific asset allocation model portfolio (but an MVA will apply if you elect to move to a new asset allocation model portfolio); and

o no MVA will apply when you elect an annuity payout plan while your contract value is invested in an asset allocation model portfolio (see "Guarantee Period Accounts -- Market Value Adjustment").

If you elected to participate in the asset allocation program, you may discontinue your participation in the program at any time by giving us written notice. However, you cannot elect to participate in the asset allocation program again until nine months after the date you discontinue your participation in the asset allocation program.

We reserve the right to change the terms and conditions of the asset allocation program upon written notice to you. If permitted under applicable securities law, we reserve the right to:

o automatically reallocate your current asset allocation model portfolio to an updated version of your current asset allocation model portfolio; or,

o reallocate your current asset allocation model portfolio to an updated version of your current asset allocation model portfolio with your consent.

We also reserve the right to discontinue the asset allocation program for those who elect to participate in it while maintaining the asset allocation program, or a similar program, for contract owners who have selected an optional Accumulation Protector Benefit(SM) rider, Guarantor(SM) Withdrawal Benefit rider or Income Assurer Benefit(SM) rider. We will give you 30 days' written notice of any such change.

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39   RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- PROSPECTUS

REQUIRED USE OF ASSET ALLOCATION PROGRAM WITH CERTAIN OPTIONAL BENEFITS

If you are required to participate in the asset allocation program because you purchased an optional Accumulation Protector Benefit(SM) rider, Guarantor(SM) Withdrawal Benefit rider or Income Assurer Benefit(SM) rider, you may not discontinue your participation in the asset allocation program unless permitted in accordance with the terms of the rider as summarized below:

o ACCUMULATION PROTECTOR BENEFIT(SM) RIDER: You cannot terminate the Accumulation Protector Benefit(SM) rider. As long as the Accumulation Protector Benefit(SM) rider is in effect, your contract value must be invested in one of the asset allocation model portfolios. The rider automatically ends at the end of the waiting period. You may discontinue the use of an asset allocation program at that time. At all other times if you do not want to participate in any of the asset allocation model portfolios, you must terminate your contract by requesting a full withdrawal. Withdrawal charges and tax penalties may apply. THEREFORE, YOU SHOULD NOT SELECT THE ACCUMULATION PROTECTOR BENEFIT(SM) RIDER IF YOU DO NOT INTEND TO CONTINUE PARTICIPATING IN ONE OF THE ASSET ALLOCATION MODEL PORTFOLIOS DURING THE PERIOD OF TIME THE ACCUMULATION PROTECTOR BENEFIT(SM) RIDER IS IN EFFECT.

o GUARANTOR(SM) WITHDRAWAL BENEFIT RIDER: Because the Guarantor(SM) Withdrawal Benefit rider requires that your contract value be invested in one of the asset allocation model portfolios for the life of the contract, and you cannot terminate the Guarantor(SM) Withdrawal Benefit rider once you have selected it, you must terminate your contract by requesting a full withdrawal if you do not want to participate in any of the asset allocation model portfolios. Withdrawal charges and tax penalties may apply. THEREFORE, YOU SHOULD NOT SELECT THE GUARANTOR(SM) WITHDRAWAL BENEFIT RIDER IF YOU DO NOT INTEND TO CONTINUE PARTICIPATING IN ONE OF THE ASSET ALLOCATION MODEL PORTFOLIOS FOR THE LIFE OF THE CONTRACT.

o INCOME ASSURER BENEFIT(SM) RIDER: You can terminate the Income Assurer Benefit(SM) rider during a 30-day period after the first rider anniversary and at any time after the expiration of the waiting period. As long as the Income Assurer Benefit(SM) rider is in effect, your contract value must be invested in one of the asset allocation model portfolios. At all other times if you do not want to participate in any of the asset allocation model portfolios, you must terminate your contract by requesting a full withdrawal. Withdrawal charges and tax penalties may apply. THEREFORE, YOU SHOULD NOT SELECT THE INCOME ASSURER BENEFIT(SM) RIDER IF YOU DO NOT INTEND TO CONTINUE PARTICIPATING IN ONE OF THE ASSET ALLOCATION MODEL PORTFOLIOS DURING THE PERIOD OF TIME THE INCOME ASSURER BENEFIT(SM) RIDER IS IN EFFECT.

TRANSFERRING BETWEEN ACCOUNTS

The transfer rights discussed in this section do not apply while a Portfolio Navigator asset allocation model is in effect.

You may transfer contract value from any one subaccount, GPAs or the one-year fixed account, to another subaccount before annuity payouts begin. Certain restrictions apply to transfers involving the GPAs and the one-year fixed account.

The date your request to transfer will be processed depends on when we receive it:

o If we receive your transfer request at our administrative office before the close of business, we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request.

o If we receive your transfer request at our administrative office at or after the close of business, we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request.

There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments. Transfers out of the GPAs will be subject to an MVA if done more than 30 days before the end of the guarantee period.

We may suspend or modify transfer privileges at any time.

WE SEEK TO PREVENT MARKET TIMING. MARKET TIMING IS FREQUENT OR SHORT-TERM TRADING ACTIVITY. WE DO NOT ACCOMMODATE SHORT-TERM TRADING ACTIVITIES. DO NOT BUY A CONTRACT IF YOU WISH TO USE SHORT-TERM TRADING STRATEGIES TO MANAGE YOUR INVESTMENT.

Market timing may hurt the performance of an underlying fund in which a subaccount invests in several ways, including but not necessarily limited to:

o diluting the value of an investment in an underlying fund in which a subaccount invests;

o increasing the transaction costs and expenses of an underlying fund in which a subaccount invests; and,

o preventing the investment adviser(s) of an underlying fund in which a subaccount invests from fully investing the assets of the fund in accordance with the fund's investment objectives.

Market timing can reduce the value of your investment in the contract. If market timing causes the returns of an underlying fund to suffer, contract value you have allocated to a subaccount that invests in that underlying fund will be lower, too. Market timing can cause you, any joint owner of the contract and your beneficiary(ies) under the contract a financial loss.

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40   RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- PROSPECTUS

WE APPLY THE FOLLOWING MARKET TIMING POLICY TO DISCOURAGE FREQUENT TRANSFERS OF CONTRACT VALUE AMONG THE SUBACCOUNTS OF THE VARIABLE ACCOUNT:

We try to distinguish market timing from transfers that we believe are not harmful, such as periodic rebalancing for purposes of asset allocation or dollar-cost averaging. There is no set number of transfers that constitutes market timing. Even one transfer in related accounts may be market timing. We seek to restrict the transfer privileges of a contract owner who makes more than three subaccount transfers in any 90 day period.

If we determine, in our sole judgment, that your transfer activity constitutes market timing, we may modify, restrict or suspend your transfer privileges to the extent permitted by applicable law, which may vary based on the state law that applies to your contract and the terms of your contract. These restrictions or modifications may include, but not be limited to:

o  requiring transfer requests to be submitted only by first-class U.S. mail;

o not accepting hand-delivered transfer requests or requests made by overnight mail;

o  not accepting telephone or electronic transfer requests;

o  requiring a minimum time period between each transfer;

o  not accepting transfer requests of an agent acting under power of attorney;

o  limiting the dollar amount that you may transfer at any one time; or

o  suspending the transfer privilege.

Subject to applicable state law and the terms of each contract, we will apply the policy described above to all contract owners uniformly in all cases. We will notify you in writing after we impose any modification, restriction or suspension of your transfer rights.

We cannot guarantee that we will be able to identify and restrict all market timing activity. Because we exercise discretion in applying the restrictions described above, we cannot guarantee that we will be able to restrict all market timing activity. In addition, state law and the terms of some contracts may prevent us from stopping certain market timing activity. Market timing activity that we are unable to identify and/or restrict may impact the performance of the funds and harm contract owners.

IN ADDITION TO THE MARKET TIMING POLICY WE APPLY TO DISCOURAGE FREQUENT TRANSFERS AMONG THE SUBACCOUNTS OF THE VARIABLE ACCOUNT, THE FUNDS AVAILABLE AS INVESTMENT OPTIONS UNDER THE CONTRACT MAY HAVE ADOPTED THEIR OWN MARKET TIMING POLICIES AND PROCEDURES. MARKET TIMING POLICIES AND PROCEDURES ADOPTED BY UNDERLYING FUNDS MAY AFFECT YOUR INVESTMENT IN THE CONTRACT IN SEVERAL WAYS, INCLUDING BUT NOT LIMITED TO:

o Each fund may restrict or refuse trading activity that the fund determines, in its sole discretion, represents market timing.

o Even if we determine that your transfer activity does not constitute market timing, it is possible that the underlying fund's policy might cause us to reject your transfer request. Orders we place to purchase fund shares for the variable account are subject to acceptance by the fund. We reserve the right to reject without prior notice to you any transfer request if the fund does not accept our order.

o Each underlying fund is responsible for its own market timing policy, and we cannot guarantee that we will be able to implement specific market timing policies and procedures that a fund has adopted. As a result, a fund's returns might be adversely affected, and a fund might terminate our right to offer its shares through the variable account.

o Funds that are available as investment options under the contract may also be offered to other intermediaries including unaffiliated insurance company separate accounts. Even if we are able to implement a fund's market timing policies, there can be no guarantee that other eligible purchasers of the fund's shares will be able to do so, and the returns of that fund could be adversely affected.

Funds available as investment options under the contract that invest in securities that trade in overseas securities markets may be at greater risk of loss from market timing, as market timers may seek to take advantage of changes in the values of securities between the close of overseas markets and the close of U.S. markets. Further the risks of market timing may be greater for underlying funds that invest in securities, such as small cap stocks, high yield bonds, or municipal securities, that may be traded infrequently.

FOR MORE INFORMATION ABOUT WHETHER A PARTICULAR UNDERLYING FUND HAS ADOPTED A MARKET TIMING POLICY, WHAT THAT POLICY IS IF ONE HAS BEEN ADOPTED, AND THE RISKS THAT MARKET TIMING POSES TO THAT FUND, SEE THAT FUND'S PROSPECTUS.

--------------------------------------------------------------------------------
41   RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- PROSPECTUS

For information on transfers after annuity payouts begin, see "Transfer policies" below.

TRANSFER POLICIES

o Before annuity payouts begin, you may transfer contract values between the subaccounts, or from the subaccounts to the GPAs and the one-year fixed account at any time. However, if you made a transfer from the one-year fixed account to the subaccounts or the GPAs, you may not make a transfer from any subaccount or GPA back to the one-year fixed account for six months following that transfer. We reserve the right to limit transfers to the one-year fixed account if the interest rate we are then currently crediting to the one-year fixed account is equal to the minimum interest rate stated in the contract.

o You may transfer contract values from the one-year fixed account to the subaccounts or the GPAs once a year on or within 30 days before or after the contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums). Transfers from the one-year fixed account are not subject to an MVA. The amount of contract value transferred to the one-year fixed account cannot result in the value of the one-year fixed account being greater than 30% of the contract value. Transfers out of the one-year fixed account are limited to 30% of one-year fixed account values at the beginning of the contract year or $10,000, whichever is greater. We reserve the right to further limit transfers to or from the one-year fixed account if the interest rate we are then crediting on new purchase payments allocated to the one-year fixed account is equal to the minimum interest rate stated in the contract.

o You may transfer contract values from a GPA any time after 60 days of transfer or payment allocation to the account. Transfers made more than 30 days before the end of the guarantee period will receive an MVA, which may result in a gain or loss of contract value, unless an exception applies (see "The Guarantee Period Accounts (GPAs) -- Market Value Adjustment (MVA)").

o If we receive your request on or within 30 days before or after the contract anniversary date, the transfer from the one-year fixed account to the GPAs will be effective on the valuation date we receive it.

o If you select a variable annuity payout, once annuity payouts begin, you may make transfers once per contract year among the subaccounts and we reserve the right to limit the number of subaccounts in which you may invest.

o Once annuity payouts begin, you may not make any transfers to the GPAs or the one-year fixed account.

HOW TO REQUEST A TRANSFER OR WITHDRAWAL

1 BY LETTER

Send your name, contract number, Social Security Number or Taxpayer Identification Number (TIN)* and signed request for a transfer or withdrawal to our administrative office:

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
829 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474

MINIMUM AMOUNT
Transfers or withdrawals:      $500 or entire account balance

MAXIMUM AMOUNT
Transfers or withdrawals:      Contract value or entire account balance

* Failure to provide a Social Security Number or TIN may result in mandatory tax withholding on the taxable portion of the distribution.

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42   RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- PROSPECTUS

2 BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL WITHDRAWALS

Your registered representative can help you set up automated transfers or partial withdrawals among your GPAs, one-year fixed account or the subaccounts.

You can start or stop this service by written request or other method acceptable to us.

You must allow 30 days for us to change any instructions that are currently in place.

o Automated transfers from the one-year fixed account to any one of the subaccounts may not exceed an amount that, if continued, would deplete the one-year fixed account within 12 months.

o Transfers out of the one-year fixed account are limited to 30% of the one-year fixed account values at the beginning of the contract year or $10,000, whichever is greater.

o Automated withdrawals may be restricted by applicable law under some contracts.

o  You  may  not  make  additional   purchase   payments  if  automated  partial
   withdrawals are in effect.

o Automated partial withdrawals may result in IRS taxes and penalties on all or part of the amount withdrawn.

MINIMUM AMOUNT

Transfers or withdrawals:  $100 monthly
                           $250 quarterly, semiannually or annually

3 BY PHONE

Call between 8 a.m. and 7 p.m. Central time:
(800) 333-3437

MINIMUM AMOUNT
Transfers or withdrawals:  $500 or entire account balance

MAXIMUM AMOUNT
Transfers:                 Contract value or entire account balance
Withdrawals:               $25,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or withdrawal requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and recording calls. We will not allow a telephone withdrawal within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers and withdrawals are automatically available. You may request that telephone transfers and withdrawals NOT be authorized from your account by writing to us.

WITHDRAWALS

You may withdraw all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. If we receive your withdrawal request at our administrative office before the close of business, we will process your withdrawal using the accumulation unit value we calculate on the valuation date we received your withdrawal request. If we receive your withdrawal request at our administrative office at or after the close of business, we will process your withdrawal using the accumulation unit value we calculate on the next valuation date after we received your withdrawal request. We may ask you to return the contract. You may have to pay administrative charges, withdrawal charges or any applicable optional rider charges (see "Charges"), IRS taxes and penalties (see "Taxes"). You cannot make withdrawals after annuity payouts begin except under Annuity Payout Plan E. (See "The Annuity Payout Period -- Annuity Payout Plans.")

Any partial withdrawals you take under the contract will reduce your contract value. As a result, the value of your death benefit or any optional benefits you have elected will also be reduced. If you have elected the Guarantor(SM) Withdrawal Benefit rider and your partial withdrawals in any contract year exceed the permitted withdrawal amount under the terms of the Guarantor(SM) Withdrawal Benefit rider, your benefits under the rider may be reduced (see "Optional Benefits").

In addition, withdrawals you are required to take to satisfy RMDs under the Code may reduce the value of certain death benefits and optional benefits (see "Taxes -- Qualified Annuities -- Required Minimum Distributions").

--------------------------------------------------------------------------------
43   RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- PROSPECTUS

WITHDRAWAL POLICIES

If you have a balance in more than one account and you request a partial withdrawal, we will automatically withdraw from all your subaccounts, GPAs and/or the one-year fixed account in the same proportion as your value in each account correlates to your total contract value. You may request that a partial withdrawal be taken from one or more investment options unless an asset allocation program is in effect for your contract. After executing a partial withdrawal, the value in the one-year fixed account and each GPA and subaccount must be either zero or at least $50.

RECEIVING PAYMENT

By regular or express mail:

o  payable to you;

o  mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:

   -- the withdrawal amount includes a purchase payment check that has not cleared;

   -- the NYSE is closed, except for normal holiday and weekend closings;

   -- trading on the NYSE is restricted, according to SEC rules;

   -- an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

   -- the SEC permits us to delay payment for the protection of security holders.

TSA -- SPECIAL WITHDRAWAL PROVISIONS

PARTICIPANTS IN TAX-SHELTERED ANNUITIES

The Code imposes certain restrictions on your right to receive early distributions from a TSA:

o Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

   -- you are at least age 59 1/2;

   -- you are disabled as defined in the Code;

   -- you severed employment with the employer who purchased the contract; or

   -- the distribution is because of your death.

o If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.

o Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes").

o The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.

CHANGING OWNERSHIP

You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our office. The change will become binding on us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of the contract may be transferred to the annuitant.

Please consider carefully whether or not you wish to change ownership of your annuity contract. If you elected any optional contract features or riders, the new owner and annuitant will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract. If you have an Income Assurer Benefit(SM) and/or Benefit Protector(SM) Plus, the riders will terminate upon transfer of ownership of the annuity contract. The Accumulation Protector Benefit(SM) and the Guarantor(SM) Withdrawal Benefit riders will continue upon transfer of ownership of the annuity contract. Continuance of the Benefit Protector(SM) rider is optional. (See "Optional Benefits.")

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44   RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- PROSPECTUS

BENEFITS IN CASE OF DEATH

There are four death benefit options under your contract. You must select one of the following death benefits:

o  ROP Death Benefit;

o  MAV Death Benefit;

o  5% Accumulation Death Benefit; or

o  Enhanced Death Benefit.

If it is available in your state and if both you and the annuitant are 79 or younger at contract issue, you can elect any one of the above death benefits. If either you or the annuitant are 80 or older at contract issue, the ROP Death Benefit will apply. Once you elect a death benefit, you cannot change it. We show the death benefit that applies in your contract. The death benefit you select determines the mortality and expense risk fee that is assessed against the subaccounts. (See "Charges -- Mortality and Expense Risk Fee.")

Under each option, we will pay the death benefit, less any purchase payment credits added to the contract in the last 12 months, to your beneficiary upon the earlier of your death or the annuitant's death. We will base the benefit paid on the death benefit coverage you choose when you purchased the contract. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner or the annuitant.

HERE ARE SOME TERMS THAT ARE USED TO DESCRIBE THE DEATH BENEFITS:

      ADJUSTED PARTIAL WITHDRAWALS (CALCULATED FOR ROP AND MAV DEATH BENEFITS)  =             PW X DB
                                                                                        -------------------
                                                                                                CV

   PW = the partial withdrawal including any applicable withdrawal charge or MVA.

   DB = the death benefit on the date of (but prior to) the partial withdrawal

   CV = contract value on the date of (but prior to) the partial withdrawal

MAXIMUM ANNIVERSARY VALUE (MAV): is zero prior to the first contract anniversary after the effective date of the rider. On the first contract anniversary after the effective date of the rider, we set the MAV as the greater of these two values:

(a) current contract value; or

(b) total payments and purchase payment credits made to the contract minus adjusted partial withdrawals.

Thereafter, we increase the MAV by any additional purchase payments and purchase payment credits and reduce the MAV by adjusted partial withdrawals. Every contract anniversary after that prior to the earlier of your or the annuitant's 81st birthday, we compare the MAV to the current contract value and we reset the MAV to the higher amount.

5% VARIABLE ACCOUNT FLOOR: is the sum of the value of the GPAs, the one-year fixed account and the variable account floor. There is no variable account floor prior to the first contract anniversary. On the first contract anniversary, we establish the variable account floor as:

o  the amounts allocated to the subaccounts at issue increased by 5%;

o  plus any subsequent amounts allocated to the subaccounts;

o  minus adjusted transfers and partial withdrawals from the subaccounts.

Thereafter, we continue to add subsequent amounts allocated to the subaccounts and subtract adjusted transfers and partial withdrawals from the subaccounts. On each contract anniversary after the first, through age 80, we add an amount to the variable account floor equal to 5% of the prior anniversary's variable account floor. We stop adding this amount after you or the annuitant reach age 81.

   5% VARIABLE ACCOUNT FLOOR ADJUSTED TRANSFERS OR ADJUSTED PARTIAL WITHDRAWALS =            PWT X VAF
                                                                                     -------------------------
                                                                                                SV

     PWT = the amount transferred from the subaccounts or the amount of the partial withdrawal (including any applicable withdrawal charge or MVA) from the subaccounts.

     VAF = variable account floor on the date of (but prior to) the transfer or partial withdrawal.

      SV = value of the subaccounts on the date of (but prior to) the transfer of partial withdrawal.

For contracts issued in New Jersey, the cap on the variable account floor is 200% of the sum of the purchase payments and purchase payment credits allocated to the subaccounts that have not been withdrawn or transferred out of the subaccounts.

NOTE: The 5% variable account floor is calculated differently and is not the same value as the Income Assurer Benefit(SM) 5% variable account floor.

--------------------------------------------------------------------------------
45   RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- PROSPECTUS

RETURN OF PURCHASE PAYMENTS (ROP) DEATH BENEFIT

The ROP Death Benefit is the basic death benefit to the contract that will pay your beneficiaries no less than your purchase payments and purchase payment credits, adjusted for withdrawals. If you or the annuitant die before annuity payouts begin and while this contract is in force, the death benefit will be the greater of these two values:

1. contract value; or

2. total purchase payments and purchase payment credits minus adjusted partial withdrawals.

The ROP Death Benefit will apply unless you select one of the alternative death benefits described immediately below.

If available in your state and both you and the annuitant are age 79 or younger at contract issue, you may select one of the death benefits described below at the time you purchase your contract. The death benefits do not provide any additional benefit before the first contract anniversary and may not be appropriate for issue ages 75 to 79 because the benefit values may be limited after age 81. Be sure to discuss with your registered representative whether or not these death benefits are appropriate for your situation.

MAXIMUM ANNIVERSARY VALUE (MAV) DEATH BENEFIT

The MAV Death Benefit provides that if you or the annuitant die while the contract is in force and before annuity payouts begin, the death benefit will be the greatest of these three values:

1. contract value;

2. total purchase payments and purchase payment credits minus adjusted partial withdrawals; or

3. the MAV on the date of death.

5% ACCUMULATION DEATH BENEFIT

The 5% Accumulation Death Benefit provides that if you or the annuitant die while the contract is in force and before annuity payouts begin, the death benefit will be the greatest of these three values:

1. contract value;

2. total purchase payments and purchase payment credits, minus adjusted partial withdrawals; or

3. the 5% variable account floor.

ENHANCED DEATH BENEFIT

The Enhanced Death Benefit provides that if you or the annuitant die while the contract is in force and before annuity payouts begin, the death benefit will be the greatest of these four values:

1. contract value;

2. total purchase payments and purchase payment credits minus adjusted partial withdrawals;

3. the MAV on the date of death; or

4. the 5% variable account floor.

For an example of how each death benefit is calculated, see Appendix D.

IF YOU DIE BEFORE YOUR RETIREMENT DATE

When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract's value using the accumulation unit value we calculate on that valuation date. We pay interest, if any, at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

NONQUALIFIED ANNUITIES

If your spouse is sole beneficiary and you die before the retirement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force. There will be no withdrawal charges on the contract from that point forward unless additional purchase payments are made. If you elected any optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract. The Income Assurer Benefit(SM) and Benefit Protector(SM) Plus riders, if selected, will terminate. The Accumulation Protector Benefit(SM) and Guarantor(SM) Withdrawal Benefit riders, if selected, will continue. Continuance of the Benefit Protector(SM) rider is optional. (See "Optional Benefits.")

--------------------------------------------------------------------------------
46   RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- PROSPECTUS

If your beneficiary is not your spouse, we will pay the beneficiary in a single sum unless you give us other written instructions. We must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

o the beneficiary asks us in writing within 60 days after we receive proof of death; and

o payouts begin no later than one year after your death, or other date as permitted by the Code; and

o the payout period does not extend beyond the beneficiary's life or life expectancy.

QUALIFIED ANNUITIES

o SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the contract as his/her own or elect an annuity payout plan or another plan agreed to by us. If your spouse elects a payout option, the payouts must begin no later than the year in which you would have reached age 70 1/2. If you attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.

   Your spouse may elect to assume ownership of the contract at any time before annuity payouts begin. If your spouse elects to assume ownership of the contract, the contract value will be equal to the death benefit that would otherwise have been paid. There will be no withdrawal charges on the contract from that point forward unless additional purchase payments are made. If you elected any optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract. The Income Assurer Benefit(SM) and the Benefit Protector(SM) Plus riders, if selected, will terminate. The Accumulation Protector Benefit(SM) rider and Guarantor(SM) Withdrawal Benefit riders, if selected, will continue. Continuance of the Benefit Protector(SM) is optional. (See "Optional Benefits.")

o NON-SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if death occurs prior to the year you would have attained age 70 1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If your beneficiary does not elect a five year payout or if your death occurs after attaining age 70 1/2, we will pay the beneficiary in a single sum unless the beneficiary elects to receive payouts under any payout plan available under this contract if:

   o the beneficiary asks us in writing within 60 days after we receive proof of death; and

   o  payouts begin no later than one year following the year of your death; and

   o the payout period does not extend beyond the beneficiary's life or life expectancy.

o ANNUITY PAYOUT PLAN: If you elect an annuity payout plan which guarantees payouts to a beneficiary after your death, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.

OPTIONAL BENEFITS

ACCUMULATION PROTECTOR BENEFIT(SM) RIDER

The Accumulation Protector Benefit(SM) rider is an optional benefit that you may select for an additional charge. The Accumulation Protector Benefit(SM) rider may provide a guaranteed contract value at the end of the specified waiting period on the benefit date, but not until then, under the following circumstances:

------------------------------------------------------- -----------------------------------------------------------------------
ON THE BENEFIT DATE, IF:                                THEN YOUR ACCUMULATION PROTECTOR BENEFIT(SM) RIDER BENEFIT IS:
------------------------------------------------------- -----------------------------------------------------------------------
The Minimum Contract Accumulation Value (defined        The contract value is increased on the benefit date to equal the
below) as determined under the Accumulation Protector   Minimum Contract Accumulation Value as determined under the
Benefit(SM) rider is greater than your contract value,  Accumulation Protector Benefit(SM) rider on the benefit date.
------------------------------------------------------- -----------------------------------------------------------------------

The contract value is equal to or greater than the      Zero; in this case, the Accumulation Protector Benefit(SM) rider
Minimum Contract Accumulation Value as determined       ends without value and no benefit is payable.
under the Accumulation Protector Benefit(SM) rider,
------------------------------------------------------- -----------------------------------------------------------------------

If the contract value falls to zero as the result of adverse market performance or the deduction of fees and/or charges at any time during the waiting period and before the benefit date, the contract and all riders, including the Accumulation Protector Benefit(SM) rider will terminate without value and no benefits will be paid. EXCEPTION: If you are still living on the benefit date, we will pay you an amount equal to the Minimum Contract Accumulation Value as determined under the Accumulation Protector Benefit(SM) rider on the valuation date your contract value reached zero.

--------------------------------------------------------------------------------
47   RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- PROSPECTUS

If this rider is available in your state, you may elect the Accumulation Protector Benefit(SM) at the time you purchase your contract and the rider effective date will be the contract issue date. The Accumulation Protector Benefit(SM) rider may not be terminated once you have elected it except as described in the "Terminating the Rider" section below. An additional charge for the Accumulation Protector Benefit(SM) rider will be assessed annually during the waiting period. The rider ends when the waiting period expires and no further benefit will be payable and no further fees for the rider will be deducted. The Accumulation Protector Benefit(SM) may not be purchased with the optional Guarantor(SM) Withdrawal Benefit rider or any Income Assurer Benefit(SM) rider. When the rider ends, you may be able to purchase another optional rider we then offer by written request received within 30 days of that contract anniversary date. This feature of the Accumulation Protector Benefit(SM) may not be available in all states.

You should consider whether an Accumulation Protector Benefit(SM) rider is appropriate for you because:

o you must elect one of the asset allocation models of the Portfolio Navigator. This requirement limits your choice of subaccounts, one-year fixed account and GPAs (if available) to those that are in the asset allocation model you select. This means you will not be able to allocate contract value to all of the subaccounts, GPAs or the one-year fixed account that are available under the contract to contract owners who do not elect this rider. (See "Making the Most of Your Contract -- Asset Allocation Program");

o you may not make additional purchase payments to your contract during the waiting period after the first 180 days immediately following the effective date of the Accumulation Protector Benefit(SM) rider;

o if you purchase this annuity as a qualified annuity, for example, an IRA, you may need to take partial withdrawals from your contract to satisfy the minimum distribution requirements of the Code (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). Partial withdrawals, including those used to satisfy RMDs, will reduce any potential benefit that the Accumulation Protector Benefit(SM) rider provides. You should consult your tax advisor if you have any questions about the use of this rider in your tax situation;

o if you think you may withdraw all of your contract value before you have held your contract with this benefit rider attached for 10 years, or you are considering selecting an annuity payout option within 10 years of the effective date of your contract, you should consider whether this optional benefit is right for you. You must hold the contract a minimum of 10 years from the effective date of the Accumulation Protector Benefit(SM) rider, which is the length of the waiting period under the Accumulation Protector Benefit(SM) rider, in order to receive the benefit, if any, provided by the Accumulation Protector Benefit(SM) rider. In some cases, as described below, you may need to hold the contract longer than 10 years in order to qualify for any benefit the Accumulation Protector Benefit(SM) rider may provide;

o the 10 year waiting period under the Accumulation Protector Benefit(SM) rider will restart if you exercise the Elective Step Up Option (described below) or your surviving spouse exercises the spousal continuation Elective Step Up (described below); and

o the 10 year waiting period under the Accumulation Protector Benefit(SM) rider may be restarted if you elect to change asset allocation models to one that causes the Accumulation Protector Benefit(SM) rider charge to increase (see "Charges").

Be sure to discuss with your registered representative whether a Accumulation Protector Benefit(SM) rider is appropriate for your situation.

HERE ARE SOME GENERAL TERMS THAT ARE USED TO DESCRIBE THE OPERATION OF THE ACCUMULATION PROTECTOR BENEFIT(SM):

BENEFIT DATE: This is the first valuation date immediately following the expiration of the waiting period.

MINIMUM CONTRACT ACCUMULATION VALUE (MCAV): An amount calculated under the Accumulation Protector Benefit(SM) rider. The contract value will be increased to equal the MCAV on the benefit date if the contract value on the benefit date is less than the MCAV on the benefit date.

ADJUSTMENTS FOR PARTIAL WITHDRAWALS: The adjustment made for each partial withdrawal from the contract is equal to the amount derived from multiplying (a) and (b) where:

(a) is 1 minus the ratio of the contract value on the date of (but immediately after) the partial withdrawal to the contract value on the date of (but immediately prior to) the partial withdrawal; and

(b) is the MCAV on the date of (but immediately prior to) the partial withdrawal.

WAITING PERIOD: The waiting period for the rider is 10 years.

We reserve the right to restart the waiting period on the latest contract anniversary if you change your asset allocation model after we have exercised our rights to increase the rider charge for new contract owners, or if you change your asset allocation model after we have exercised our rights to charge a separate charge for each model.

Your initial MCAV is equal to your initial purchase payment and purchase payment credit. It is increased by the amount of any subsequent purchase payments and purchase payment credits received within the first 180 days that the rider is effective. It is reduced by adjustments for any partial withdrawals made during the waiting period.

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AUTOMATIC STEP UP

On each contract anniversary after the effective date of the rider, the MCAV will be set to the greater of:

1. 80% of the contract value on the contract anniversary; or

2. the MCAV immediately prior to the automatic step up.

The automatic step up does not create contract value, guarantee the performance of any investment option, or provide a benefit that can be withdrawn or paid upon death. Rather, the automatic step up is an interim calculation used to arrive at the final MCAV, which is used to determine whether a benefit will be paid under the rider on the benefit date.

The automatic step up of the MCAV does not restart the waiting period or increase the charge (although the total fee for the rider may increase).

ELECTIVE STEP UP OPTION

Within thirty days following each contract anniversary after the rider effective date, but prior to the benefit date, you may notify us in writing that you wish to exercise the annual elective step up option. You may exercise this elective step up option only once per contract year during this 30 day period. If your contract value on the valuation date we receive your written request to step up is greater than the MCAV on that date, your MCAV will increase to 100% of that contract value.

When you exercise the annual elective step up, we may be charging more for the Accumulation Protector Benefit(SM) rider at that time for new contract owners. If your MCAV is increased as a result of the elective step up and we have increased the charge for the Accumulation Protector Benefit(SM) rider, you will pay the charge that is in effect on the valuation date we receive your written request to step up. In addition, the waiting period will restart as of the most recent contract anniversary. Failure to exercise this elective step up in subsequent years will not reinstate any prior waiting period. Rather, the waiting period under the rider will always commence from the most recent anniversary for which the elective step up option was exercised.

The elective step up does not create contract value, guarantee the performance of any investment option, or provide a benefit that can be withdrawn or paid upon death. Rather, the elective step up is an interim calculation used to arrive at the final MCAV, which is used to determine whether a benefit will be paid under the rider on the benefit date.

The elective step up option is not available to non-spouse beneficiaries that continue the contract during the waiting period.

SPOUSAL CONTINUATION

If a spouse chooses to continue the contract under the spousal continuation provision, the rider will continue as part of the contract. Once, within the thirty days following the date of spousal continuation, the spouse may choose to exercise an elective step up. The spousal continuation elective step up is in addition to the annual elective step up. If the contract value on the valuation date we receive the written request to exercise this option is greater than the MCAV on that date, we will increase the MCAV to that contract value. If the MCAV is increased as a result of the elective step up and we have increased the charge for the Accumulation Protector Benefit(SM) rider, the spouse will pay the charge that is in effect on the valuation date we receive their written request to step up. In addition, the waiting period will restart as of the most recent contract anniversary.

TERMINATING THE RIDER

The rider will terminate under the following conditions:

   The rider will terminate before the benefit date without paying a benefit on the date:

   o  you take a full withdrawal; or

   o  annuitization begins; or

   o  the contract terminates as a result of the death benefit being paid.

   The rider will terminate on the benefit date.

For an example, see Appendix E.

GUARANTOR(SM) WITHDRAWAL BENEFIT RIDER

The Guarantor(SM) Withdrawal Benefit rider is an optional benefit that you may select for an additional annual charge. The Guarantor(SM) Withdrawal Benefit initially provides a guaranteed withdrawal benefit that gives you the right to take limited partial withdrawals in each contract year that over time will total an amount equal to your purchase payments plus any purchase payment credits. Certain withdrawals and step ups, as described below, can cause the initial guaranteed withdrawal benefit to change. The guarantee remains in effect if your partial withdrawals in a contract year do not exceed the Guaranteed Benefit Payment (GBP -- the amount you may withdraw under the terms of the rider in each contract year). As long as your withdrawals in each contract year do not exceed the GBP, you will not be assessed a withdrawal charge.

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49   RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- PROSPECTUS
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If you withdraw an amount greater than the GBP in a contract year, we call this an "excess withdrawal" under the rider. If you make an excess withdrawal under the rider:

o withdrawal charges, if applicable, will apply only to the amount of the withdrawal that exceeds the GBP and,

o  the Guaranteed Benefit Amount will be adjusted as described below; and

o  the Remaining Benefit Amount will be adjusted as described below.

For a partial withdrawal that is subject to a withdrawal charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable withdrawal charge (see "Withdrawal Charges"). Market value adjustments, if applicable, will also be made (see "Market Value Adjustment"). We pay you the amount you request. Any partial withdrawals you take under the contract will reduce the value of the death benefits, Benefit Protector(SM) and Benefit Protector(SM) Plus riders (see "Benefits in Case of Death" and "Optional Benefits"). Upon full withdrawal of the contract, you will receive the remaining contract value less any applicable charges (see "Withdrawals").

An annual Elective Step Up option is available for 30 days after the contract anniversary. This option allows you to step up the Remaining Benefit Amount and Guaranteed Benefit Amount to:

o the contract value on the valuation date we receive your written request to step up (Rider A)(1); or

o  the contract value on the contract anniversary date (Rider B)(1).

The annual Elective Step Up is subject to the following rules:

o if you do not take any withdrawals during the first three years, you may step up annually beginning with the first contract anniversary;

o if you take any withdrawals during the first three years, the annual step up will not be available until the third contract anniversary;

o if you step up on the first or second contract anniversary but then take a withdrawal prior to the third contract anniversary, you will lose any prior step ups and the withdrawal will be considered an excess withdrawal subject to the excess withdrawal procedures discussed under the Guaranteed Benefit Amount and Remaining Benefit Amount headings below; and

o you may take withdrawals on or after the third contract anniversary without reversal of previous step ups.

If you exercise the annual step up election, the special spousal continuation step up election (described below) or change your Portfolio Navigator asset allocation model, the rider charge may change (see "Charges").

If you and the annuitant are 79 or younger at contract issue, you may choose to add the Guarantor(SM) Withdrawal Benefit rider to your contract. This benefit may not be available in your state. You must elect the Guarantor(SM) Withdrawal Benefit rider at the time you purchase your contract and the rider effective date will be the contract issue date. Once elected, the Guarantor(SM) Withdrawal Benefit rider may not be cancelled and the fee will continue to be deducted until the contract is terminated, the contract value reduces to zero (described below) or annuity payouts begin. If you select the Guarantor(SM) Withdrawal Benefit rider, you may not elect an Income Assurer Benefit(SM) rider or the Accumulation Protector Benefit(SM) rider.

You should consider whether the Guarantor(SM) Withdrawal Benefit is appropriate for you because:

o you must elect one of the asset allocation models of the Portfolio Navigator. This requirement limits your choice of subaccounts, one-year fixed account and GPAs (if available) to those that are in the asset allocation model you select. This means you will not be able to allocate contract value to all of the subaccounts, GPAs or the one-year fixed account that are available under the contract to contract owners who do not elect this rider. (See "Making the Most of Your Contract -- Asset Allocation Program");

o withdrawals before age 59 1/2 may incur an IRS early withdrawal penalty and may be considered taxable income. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). If you have a qualified annuity, you may need to take a minimum distribution that is greater than your GBP in any contract year. If you withdraw more than the GBP in any contract year to satisfy RMDs, this will constitute an excess withdrawal, as defined above, and the excess withdrawal procedures described below will apply to the Guaranteed Benefit Amount and the Remaining Benefit Amount. You should consult your tax advisor before you select this optional rider if you have any questions about the use of this rider in your tax situation.

o  we reserve the right to limit the cumulative amount of purchase payments.

(1) We currently offer two versions of this benefit, Rider A and Rider B. Before April 29, 2005 we only offered Rider B. We began offering Rider A, in states where it is approved, and discontinued offering Rider B in those states, on April 29, 2005. If you purchased a contract with this optional benefit rider before April 29, 2005, the references to Rider B generally apply to your contract (see the rider attached to your contract for the actual terms of the benefit you purchased). If you purchase a contract on or after April 29, 2005 with this benefit, the version we offer you depends on which state you live in. Ask your registered representative which version of the rider, if any, is available in your state. The discussion about this benefit and how it works applies generally to both riders unless otherwise noted.

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50   RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- PROSPECTUS
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THE TERMS "GUARANTEED BENEFIT AMOUNT" AND "REMAINING BENEFIT AMOUNT" ARE
DESCRIBED BELOW. EACH IS USED IN THE OPERATION OF THE GBP, THE RBP, THE ELECTIVE STEP UP, THE SPECIAL SPOUSAL CONTINUATION STEP UP AND THE GUARANTOR(SM) WITHDRAWAL BENEFIT ANNUITY PAYOUT OPTION.

GUARANTEED BENEFIT AMOUNT

The Guaranteed Benefit Amount (GBA) is equal to the initial purchase payment, plus any purchase payment credits, adjusted for subsequent purchase payments, purchase payment credits, partial withdrawals in excess of the GBP, and step ups. The maximum GBA is $5,000,000.

The GBA is determined at the following times:

o at contract issue -- the GBA is equal to the initial purchase payment, plus any purchase payment credit;

o when you make additional purchase payments -- each additional purchase payment plus any purchase payment credit has its own GBA equal to the amount of the purchase payment plus any purchase payment credit. The total GBA when an additional purchase payment and purchase payment credit are added is the sum of the individual GBAs immediately prior to the receipt of the additional purchase payment, plus the GBA associated with the additional payment;

o when you make a partial withdrawal -- if all of your withdrawals in the current contract year are less than or equal to the GBP, the GBA remains unchanged;

o when you make a partial withdrawal -- if all of your withdrawals in the current contract year, including the current withdrawal, are greater than the GBP prior to the current withdrawal; or you make any withdrawal in a contract year after a step up but before the third contract anniversary, THEN, THE FOLLOWING EXCESS WITHDRAWAL PROCEDURE WILL BE APPLIED TO THE GBA:

   GBA EXCESS WITHDRAWAL PROCEDURE

   The GBA will automatically be reset to the lesser of (a) the GBA immediately prior to the withdrawal; or (b) the contract value immediately following the withdrawal. If there have been multiple purchase payments and the excess withdrawal procedure results in a reduction of the total GBA, each payment's GBA will be reset in the following manner:

   1. If the contract value before the excess withdrawal is less than or equal to the Remaining Benefit Amount before the excess withdrawal, each payment's GBA after the withdrawal will be reset equal to that payment's Remaining Benefit Amount after the withdrawal.

   2. If the contract value before the excess withdrawal is greater than the Remaining Benefit Amount before the excess withdrawal, each payment's GBA after the withdrawal will be reset to that payment's Remaining Benefit Amount after the withdrawal plus (a) times (b) divided by (c), where:

    (a) is the total GBA after the withdrawal less the total Remaining Benefit Amount after the withdrawal;

    (b) is the ratio of that payment's GBA before the withdrawal to that payment's Remaining Benefit Amount before the withdrawal minus one, and

    (c) is the sum of the values as determined in (b) for each individual payment before the withdrawal.

o  at step up -- (see "Elective Step Up" below).

REMAINING BENEFIT AMOUNT

The Remaining Benefit Amount (RBA) at any point is the total guaranteed amount available for future partial withdrawals. The maximum RBA is $5,000,000.

The RBA is determined at the following times:

o at contract issue -- the RBA is equal to the initial purchase payment plus any purchase payment credit;

o when you make additional purchase payments -- each additional purchase payment plus any purchase payment credit has its own RBA equal to the amount of the purchase payment plus any purchase payment credit. The total RBA when an additional purchase payment and purchase payment credit are added is the sum of the individual RBAs immediately prior to the receipt of the additional purchase payment, plus the RBA associated with the additional payment;

o when you make a partial withdrawal -- if all of your withdrawals in the current contract year are less than or equal to the GBP, the RBA becomes the RBA immediately prior to the partial withdrawal, less the partial withdrawal.

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51   RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- PROSPECTUS
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o  when you make a partial withdrawal -- if all of your withdrawals in the current contract year, including the current withdrawal, are greater than the GBP prior to the current withdrawal; or you make any withdrawal in a contract year after a step up but before the third contract anniversary, THEN, THE FOLLOWING EXCESS WITHDRAWAL PROCEDURE WILL BE APPLIED TO THE RBA:

   RBA EXCESS WITHDRAWAL PROCEDURE

   The RBA will automatically be reset to the lesser of (a) the contract value immediately following the withdrawal, or (b) the RBA immediately prior to the withdrawal, less the amount of the withdrawal.

   If there have been multiple purchase payments, any reduction of the RBA will be taken out of each payment's RBA in the following manner:

   The withdrawal amount up to the Remaining Benefit Payment (defined below) is taken out of each RBA bucket in proportion to its Remaining Benefit Payment at the time of the withdrawal; and the withdrawal amount above the Remaining Benefit Payment and any amount determined by the excess withdrawal procedure are taken out of each RBA bucket in proportion to its RBA at the time of the withdrawal.

o  at step up -- (see "Elective Step Up" below).

GUARANTEED BENEFIT PAYMENT

The GBP is the withdrawal amount that you are entitled to take each contract year until the RBA is depleted. The GBP is equal to 7% of the GBA. If you withdraw less than the GBP in a contract year, there is no carry over to the next contract year.

The Total Free Amount (TFA) you are allowed to withdraw from the contract in each contract year without incurring a withdrawal charge (see "Withdrawal Charge") may be greater than the GBP. Any amount you withdraw in a contract year under the contract's TFA provision that exceeds the GBP available for you to withdraw under the terms of the rider is subject to the GBA and RBA excess withdrawal procedures described above.

REMAINING BENEFIT PAYMENT

At the beginning of each contract year, the Remaining Benefit Payment (RBP) is set as the lesser of (a) the GBP, or (b) the RBA. Whenever a partial withdrawal is made, the RBP equals the RBP immediately prior to the partial withdrawal less the amount of the partial withdrawal, but not less than zero.

ELECTIVE STEP UP

You have the option to increase the RBA, the GBA, the GBP and the RBP beginning with the first contract anniversary. NOTE THAT SPECIAL RULES, DESCRIBED ABOVE, MAY LIMIT ELECTIVE STEP UPS IN THE FIRST 3 CONTRACT YEARS.

Depending on whether you have Rider A or Rider B, the elective step up will be determined as follows:

RIDER A

You may only step up if your contract value on the valuation date we receive your written request to step up is greater than the RBA.

The effective date of the step up is the valuation date we receive your written request to step up.

The RBA will be increased to an amount equal to the contract value on the valuation date we receive your written request to step up.

The GBA will be increased to an amount equal to the greater of the GBA immediately prior to the step up or the contract value on the valuation date we receive your written request to step up.

The GBP will be increased to an amount equal to the greater of the GBP immediately prior to the step up or 7% of the GBA after the step up.

The RBP will be increased to the lesser of the RBA after the step up or the GBP after the step up less any withdrawals made during that contract year.

RIDER B

You may only step up if your contract anniversary value is greater than the RBA.

The effective date of the step up is the contract anniversary.

The RBA will be increased to an amount equal to the contract anniversary value.

The GBA will be increased to an amount equal to the greater of the GBA immediately before the step up or the contract anniversary value.

The GBP will be increased to an amount equal to the greater of the GBP immediately prior to the step up or 7% of the GBA after the step up.

The RBP will be increased to the lesser of the RBA after the step up or the GBP after the step up.

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You may elect a step up only once each contract year within 30 days after the contract anniversary. Once a step up has been elected, another step up may not be elected until the next contract anniversary.

If you take any partial withdrawals before the third contract anniversary, the annual step up election is not available until the third contract anniversary. If you choose to step up on the first or second contract anniversary but then take a withdrawal before the third contract anniversary, any prior step ups will be removed and the withdrawal will be considered an excess withdrawal subject to the GBA and RBA excess withdrawal procedures described above.

SPOUSAL CONTINUATION AND SPECIAL SPOUSAL CONTINUATION STEP UP

If a surviving spouse elects to continue the contract, this rider also continues. The spousal continuation step up is in addition to the annual elective step up.

RIDER A

A surviving spouse may elect a spousal continuation step up by written request within 30 days following the spouse's election to continue the contract. This step up may be made even if withdrawals have been taken under the contract during the first three years. Under this step up, the RBA will be reset to the greater of the RBA or the contract value on the valuation date we receive the spouse's written request to step up; the GBA will be reset to the greater of the GBA or the contract value on the same valuation date.

If a spousal continuation step up is elected and we have increased the charge for the rider for new contract owners, the spouse will pay the charge that is in effect on the valuation date we receive the written request to step up.

RIDER B

A spousal continuation step up occurs automatically when the spouse elects to continue the contract. The rider charge will not change upon this automatic step up.

Under this step up, the RBA will be reset to the greater of the RBA on the valuation date we receive the spouse's written request to continue the contract and the death benefit that would otherwise have been paid; the GBA will be reset to the greater of the GBA on the valuation date we receive the spouse's written request to continue the contract and the death benefit that would otherwise have been paid.

The special spousal continuation step up is not available to non-spouse beneficiaries that continue the contract.

GUARANTOR(SM) WITHDRAWAL BENEFIT ANNUITY PAYOUT OPTION

Several annuity payout plans are available under the contract. In addition to these annuity payout plans, a fixed annuity payout option is available under the Guarantor(SM) Withdrawal Benefit.

Under this option the amount payable each year will be equal to the future schedule of GBPs, but the total amount paid over the life of the annuity will not exceed the current total RBA at the time you begin this fixed annuity option. These annualized amounts will be paid in the frequency that you elect. The frequencies will be among those offered by us at that time but will be no less frequent than annually. If, at the death of the owner, total payments have been made for less than the RBA, the remaining payments will be paid to the beneficiary (see "The Annuity Payout Period" and "Taxes").

This annuity payout option may also be elected by the beneficiary of a contract as a settlement option. Whenever multiple beneficiaries are designated under the contract, each such beneficiary's share of the proceeds if they elect this option will be in proportion to their applicable designated beneficiary percentage. Beneficiaries of nonqualified contracts may elect this settlement option subject to the distribution requirements of the contract. We reserve the right to adjust the future schedule of GBPs if necessary to comply with the Internal Revenue Code.

IF CONTRACT VALUE REDUCES TO ZERO

If the contract value reduces to zero and the RBA remains greater than zero, the following will occur:

o  you will be paid according to the annuity payout option described above;

o  we will no longer accept additional purchase payments;

o  you will no longer be charged for the rider;

o  any attached death benefit riders will terminate; and

o the death benefit becomes the remaining payments under the annuity payout option described above.

If the contract value falls to zero and the RBA is depleted, the Guarantor(SM) Withdrawal Benefit rider and the contract will terminate.

For an example, see Appendix F.

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53   RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- PROSPECTUS
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INCOME ASSURER BENEFIT(SM) RIDERS

There are three optional Income Assurer Benefit(SM) riders available under your contract:

o  Income Assurer Benefit(SM) - MAV;

o  Income Assurer Benefit(SM) - 5% Accumulation Benefit Base; or

o  Income Assurer Benefit(SM) - Greater of MAV or 5% Accumulation Benefit Base.

The Income Assurer Benefit(SM) riders are intended to provide you with a guaranteed minimum income regardless of the volatility inherent in the investments in the subaccounts. The riders benchmark the contract growth at each anniversary against several comparison values and set the guaranteed income benefit base (described below) equal to the largest value. The guaranteed income benefit base, less any applicable premium tax, is the value we apply to the guaranteed annuity purchase rates stated in Table B of the contract to calculate the minimum annuity payouts you will receive if you exercise the rider. If the guaranteed income benefit base is greater than the contract value, the guaranteed income benefit base may provide a higher annuity payout level than is otherwise available. However, the riders use guaranteed annuity purchase rates which may result in annuity payouts that are less than those using the annuity purchase rates that we may apply at annuitization under the standard contract provisions. Therefore, the level of income provided by the riders may be less than the contract otherwise provides. If the annuity payouts through the standard contract provisions are more favorable than the payouts available through the riders, you will receive the higher standard payout option. The guaranteed income benefit base does not create contract value or guarantee the performance of any investment option.

The general information in this section applies to each Income Assurer Benefit(SM) rider. This section is followed by a description of each specific Income Assurer Benefit(SM) rider and how it is calculated.

You should consider whether an Income Assurer Benefit(SM) rider is appropriate for you because:

o you must elect one of the asset allocation models of the Portfolio Navigator. This requirement limits your choice of subaccounts, the one-year fixed account and GPAs (if available), to those that are in the asset allocation model you select. This means you will not be able to allocate contract value to all of the subaccounts, GPAs or the one-year fixed account that are available under the contract to other contract owners who do not elect this rider. (See "Making the Most of Your Contract -- Asset Allocation Program");

o if you are purchasing the contract as a qualified annuity, such as an IRA, and you are planning to begin annuity payouts after the date on which minimum distributions required by the Code must begin, you should consider whether an Income Assurer Benefit(SM) is appropriate for you (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). Partial withdrawals you take from the contract, including those used to satisfy RMDs, will reduce the guaranteed income benefit base (defined below), which in turn may reduce or eliminate the amount of any annuity payments available under the rider. Consult a tax advisor before you purchase any Income Assurer Benefit(SM) rider with a qualified annuity;

o you must hold the Income Assurer Benefit(SM) for 10 years unless you elect to terminate the rider within 30 days following the first anniversary after the effective date of the rider;

o the 10-year waiting period may be restarted if you elect to change the Portfolio Navigator asset allocation model to one that causes the rider charge to increase (see "Charges -- Income Assurer Benefit(SM)");

o the Income Assurer Benefit(SM) rider terminates* on the contract anniversary after the annuitant's 86th birthday; and

o you can only exercise the Income Assurer Benefit(SM) within 30 days after a contract anniversary following the expiration of the 10-year waiting period.

* The rider and annual fee terminate on the contract anniversary after the annuitant's 86th birthday, however, if you exercise the Income Assurer Benefit(SM) rider before this time, your benefits will continue according to the annuity payout plan you have selected.

If the Income Assurer Benefit(SM) rider is available in your state and the annuitant is 75 or younger at contract issue, you may choose this optional benefit at the time you purchase your contract for an additional charge. The amount of the charge is determined by the Income Assurer Benefit(SM) you select (see "Charges -- Income Assurer Benefit(SM) Rider Fee"). The effective date of the rider will be the contract issue date. The Guarantor(SM) Withdrawal Benefit and the Accumulation Protector Benefit(SM) riders are not available with any Income Assurer Benefit(SM) rider. If the annuitant is between age 73 and age 75 at contract issue, you should consider whether an Income Assurer Benefit(SM) rider is appropriate for your situation because of the 10-year waiting period requirement. Be sure to discuss with your registered representative whether an Income Assurer Benefit(SM) rider is appropriate for your situation.

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54   RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- PROSPECTUS

HERE ARE SOME GENERAL TERMS THAT ARE USED TO DESCRIBE THE INCOME ASSURER BENEFIT(SM) RIDERS IN THE SECTIONS BELOW:

GUARANTEED INCOME BENEFIT BASE: The guaranteed income benefit base is the value that will be used to determine minimum annuity payouts when the rider is exercised. It is an amount we calculate, depending on the Income Assurer Benefit(SM) rider you choose, that establishes a benefit floor. When the benefit floor amount is greater than the contract value, there may be a higher annuitization payout than if you annuitized your contract without the Income Assurer Benefit(SM). Your annuitization payout will never be less than that provided by your contract value.

EXCLUDED INVESTMENT OPTIONS: These investment options are listed in your contract under Contract Data and will include the AXP(R) Variable Portfolio - Cash Management Fund and, if available under your contract, the GPAs and/or the one-year fixed account. Excluded Investment Options are not used in the calculation of this riders' variable account floor for the Income Assurer Benefit(SM) - 5% Accumulation Benefit Base and the Income Assurer Benefit(SM) - Greater of MAV or 5% Accumulation Benefit Base.

EXCLUDED PAYMENTS: These are purchase payments and purchase payment credits paid in the last five years before exercise of the benefit which we reserve the right to exclude from the calculation of the guaranteed income benefit base.

PROPORTIONATE ADJUSTMENTS FOR PARTIAL WITHDRAWALS: These are calculated as the product of (a) times (b) where:

(a) is the ratio of the amount of the partial withdrawal (including any withdrawal charges or MVA) to the contract value on the date of (but prior
    to) the partial withdrawal, and

(b) is the benefit on the date of (but prior to) the partial withdrawal.

PROTECTED INVESTMENT OPTIONS: All investment options available under this contract that are not defined as Excluded Investment Options under Contract Data are known as protected investment options for purposes of this rider and are used in the calculation of the variable account floor for the Income Assurer Benefit(SM) - 5% Accumulation Benefit Base and the Income Assurer Benefit(SM) - Greater of MAV or 5% Accumulation Benefit Base.

WAITING PERIOD: This rider can only be exercised after the expiration of a 10-year waiting period. We reserve the right to restart the waiting period if you elect to change your asset allocation model to one that causes the rider charge to increase.

THE FOLLOWING ARE GENERAL PROVISIONS THAT APPLY TO EACH INCOME ASSURER BENEFIT(SM):

EXERCISING THE RIDER

Rider exercise conditions are:

o you may only exercise the Income Assurer Benefit(SM) rider within 30 days after any contract anniversary following the expiration of the Waiting Period;

o  the annuitant on the retirement date must be between 50 to 86 years old; and

o you can only take an annuity payment in one of the following annuity payment plans:

   1) Plan A -- Life Annuity - No Refund;

   2) Plan B -- Life Annuity with Ten or Twenty Years Certain;

   3) Plan D -- Joint and Last Survivor Life Annuity - No Refund;

   4) Plan D -- Joint and Last Survivor Life Annuity with Twenty Years Certain;
                or

   5) Plan E -- Twenty Years Certain.

After the expiration of the waiting period, the Income Assurer Benefit(SM) rider guarantees a minimum amount of fixed annuity lifetime income during annuitization or the option of variable annuity payments with a guaranteed minimum initial payment or a combination of the two options.

Fixed annuity payments under this rider will occur at the guaranteed annuity purchase rates based on the "1983 Individual Annuitant Mortality Table A" with 100% Projection Scale G and a 2.0% interest rate. These are the same rates used in Table B of the contract (see "The Annuity Payout Period -- Annuity Tables.") Your annuity payouts remain fixed for the lifetime of the annuity payout period.

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55   RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- PROSPECTUS

First year variable annuity payouts are calculated in the same manner as fixed annuity payouts. Once calculated, your variable annuity payouts remain unchanged for the first year. After the first year, subsequent annuity payouts are variable and depend on the performance of the subaccounts you select. Variable annuity payouts after the first year are calculated using the following formula:

  PT-1 (1 + I)  =  PT

      1.05

      Pt-1   =    prior annuity payout

      Pt     =    current annuity payout

      i      =    annualized subaccount performance

Each subsequent variable annuity payout could be more or less than the previous variable annuity payout if the subaccount investment performance is greater or less than the 5% assumed investment rate. If your subaccount performance equals 5%, your annuity variable payout will be unchanged from the previous variable annuity payout. If your subaccount performance is in excess of 5%, your variable annuity payout will increase from the previous variable annuity payout. If your subaccount investment performance is less than 5%, your variable annuity payout will decrease from the previous variable annuity payout.

TERMINATING THE RIDER

Rider termination conditions are:

o you may terminate the rider within 30 days following the first anniversary after the effective date of the rider;

o you may terminate the rider any time after the expiration of the waiting period;

o the rider will terminate on the date you make a full withdrawal from the contract, or annuitization begins, or on the date that a death benefit is payable; and

o the rider will terminate* on the contract anniversary after the annuitant's 86th birthday.

* The rider and annual fee terminate on the contract anniversary after the annuitant's 86th birthday, however, if you exercise the Income Assurer Benefit(SM) rider before this time, your benefits will continue according to the annuity payout plan you have selected.

YOU MAY SELECT ONE OF THE INCOME ASSURER BENEFIT(SM) RIDERS DESCRIBED BELOW:

INCOME ASSURER BENEFIT(SM) - MAV

The guaranteed income benefit base for the Income Assurer Benefit(SM) - MAV is the greater of these three values:

1. contract value; or

2. the total purchase payments and purchase payment credits made to the contract minus proportionate adjustments for partial withdrawals; or

3. the maximum anniversary value.

MAXIMUM ANNIVERSARY VALUE (MAV) -- is zero prior to the first contract anniversary after the effective date of the rider. On the first contract anniversary after the effective date of the rider, we set the MAV as the greater of these two values:

(a) current contract value; or

(b) total payments and purchase payment credits made to the contract minus proportionate adjustments for partial withdrawals.

Thereafter, we increase the MAV by any additional purchase payments and purchase payment credits and reduce the MAV by proportionate adjustments for partial withdrawals. Every contract anniversary after that prior to the earlier of your or the annuitant's 81st birthday, we compare the MAV to the current contract value and we reset the MAV to the higher amount.

IF WE EXERCISE OUR RIGHT TO NOT REFLECT EXCLUDED PAYMENTS IN THE CALCULATION OF THE GUARANTEED INCOME BENEFIT BASE, WE WILL CALCULATE THE GUARANTEED INCOME BENEFIT BASE AS THE GREATEST OF THESE THREE VALUES:

1. contract value less the market value adjusted excluded payments; or

2. total purchase payments plus purchase payment credits, less excluded payments, less proportionate adjustments for partial withdrawals; or

3. the MAV, less market value adjusted excluded payments.

MARKET VALUE ADJUSTED EXCLUDED PAYMENTS are calculated as the sum of each excluded purchase payment and purchase payment credit multiplied by the ratio of the current contract value over the estimated contract value on the anniversary prior to such purchase payment. The estimated contract value at such anniversary is calculated by assuming that payments, credits, and partial withdrawals occurring in a contract year take place at the beginning of the year for that anniversary and every year after that to the current contract year.

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56   RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- PROSPECTUS

INCOME ASSURER BENEFIT(SM) - 5% ACCUMULATION BENEFIT BASE

The guaranteed income benefit base for the Income Assurer Benefit - 5% Accumulation Benefit Base is the greater of these three values:

1. contract value; or

2. the total purchase payments and purchase payment credits made to the contract minus proportionate adjustments for partial withdrawals; or

3. the 5% variable account floor.

5% VARIABLE ACCOUNT FLOOR - is equal to the contract value in the excluded investment options plus the variable account floor. The Income Assurer Benefit(SM) 5% variable account floor is calculated differently and is not the same value as the death benefit 5% variable account floor.

The variable account floor is zero from the effective date of this rider and until the first contract anniversary after the effective date of this rider. On the first contract anniversary after the effective date of this rider the variable account floor is:

o the total purchase payments and purchase payment credits made to the protected investment options minus adjusted partial withdrawals and transfers from the protected investment options; plus

o an amount equal to 5% of your initial purchase payment and purchase payment credit allocated to the protected investment options.

On any day after the first contract anniversary following the effective date of this rider, when you allocate additional purchase payments and purchase payment credits to or withdraw or transfer amounts from the protected investment options, we adjust the variable account floor by adding the additional purchase payment and purchase payment credit and subtracting adjusted withdrawals and adjusted transfers. On each subsequent contract anniversary after the first anniversary of the effective date of this rider, prior to the earlier of your or the annuitant's 81st birthday, we increase the variable account floor by adding the amount ("roll-up amount") equal to 5% of the prior contract anniversary's variable account floor.

The amount of purchase payment and purchase payment credits withdrawn from or transferred between the excluded investment options and the protected investment options is calculated as (a) times (b) where:

(a) is the amount of purchase payment and purchase payment credits in the investment options being withdrawn or transferred on the date of but prior to the current withdrawal or transfer; and

(b) is the ratio of the amount of the transfer or withdrawal to the value in the investment options being withdrawn or transferred on the date of (but prior to) the current withdrawal or transfer.

The roll-up amount prior to the first anniversary is zero. Also, the roll-up amount on every anniversary after the earlier of your or the annuitant's 81st birthday is zero.

Adjusted withdrawals and adjusted transfers for the variable account floor are equal to the amount of the withdrawal or transfer from the protected investment options as long as the sum of the withdrawals and transfers from the protected investment options in a contract year do not exceed the roll-up amount from the prior contract anniversary.

If the current withdrawal or transfer from the protected investment options plus the sum of all prior withdrawals and transfers made from the protected investment options in the current policy year exceeds the roll-up amount from the prior contract anniversary we will calculate the adjusted withdrawal or adjusted transfer for the variable account floor as the result of (a) plus [(b) times (c)] where:

(a) is the roll-up amount from the prior contract anniversary less the sum of any withdrawals and transfers made from the protected investment options in the current policy year but prior to the current withdrawal or transfer. However, (a) can not be less than zero; and

(b) is the variable account floor on the date of (but prior to) the current withdrawal or transfer from the protected investment options less the value from (a); and

(c) is the ratio of [the amount of the current withdrawal (including any withdrawal charges or MVA) or transfer from the protected investment options less the value from (a)] to [the total in the protected investment options on the date of (but prior to) the current withdrawal or transfer from the protected investment options less the value from (a)].

IF WE EXERCISE OUR RIGHT TO NOT REFLECT EXCLUDED PAYMENTS IN THE CALCULATION OF THE GUARANTEED INCOME BENEFIT BASE, WE WILL CALCULATE THE GUARANTEED INCOME BENEFIT BASE AS THE GREATEST OF THESE THREE VALUES:

1. contract value less the market value adjusted excluded payments (described above); or

2. total purchase payments and purchase payment credits, less excluded payments, less proportionate adjustments for partial withdrawals; or

3. the 5% variable account floor, less 5% adjusted excluded payments.

5% ADJUSTED EXCLUDED PAYMENTS are calculated as the sum of each excluded payment and credit accumulated at 5% for the number of full contract years they have been in the contract.

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57   RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- PROSPECTUS

INCOME ASSURER BENEFIT(SM) - GREATER OF MAV OR 5% ACCUMULATION BENEFIT BASE

The guaranteed income benefit base for the Income Assurer Benefit(SM) - Greater of MAV or 5% Accumulation Benefit Base is the greater of these four values:

1. the contract value;

2. the total purchase payments and purchase payment credits made to the contract minus proportionate adjustments for partial withdrawals;

3. the MAV (described above); or

4. the 5% variable account floor (described above).

IF WE EXERCISE OUR RIGHT TO NOT REFLECT EXCLUDED PAYMENTS IN THE CALCULATION OF THE GUARANTEED INCOME BENEFIT BASE, WE WILL CALCULATE THE GUARANTEED INCOME BENEFIT BASE AS THE GREATEST OF:

1. contract value less the market value adjusted excluded payments (described above);

2. total purchase payments and purchase payment credits, less excluded payments, less proportionate adjustments for partial withdrawals;

3. the MAV, less market value adjusted excluded payments (described above); or

4. the 5% variable account floor, less 5% adjusted excluded payments (described above).

For an example of how each Income Assurer Benefit is calculated, see Appendix G.

BENEFIT PROTECTOR(SM) DEATH BENEFIT RIDER (BENEFIT PROTECTOR(SM))

The Benefit Protector(SM) is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The Benefit Protector(SM) provides reduced benefits if you or the annuitant are 70 or older at the rider effective date and it does not provide any additional benefit before the first rider anniversary.

If this rider is available in your state and both you and the annuitant are 75 or younger at contract issue, you may choose to add the Benefit Protector(SM) to your contract. You must elect the Benefit Protector(SM) at the time you purchase your contract and your rider effective date will be the contract issue date. You may not select this rider if you select the Benefit Protector(SM) Plus rider, the 5% Accumulation Death Benefit or the Enhanced Death Benefit.

Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). Since the benefit paid by the rider is determined by the amount of earnings at death, the amount of the benefit paid may be reduced as a result of taking RMDs. Be sure to discuss with your registered representative and tax advisor whether or not the Benefit Protector(SM) is appropriate for your situation.

The Benefit Protector(SM) provides that if you or the annuitant die after the first contract anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:

o  the applicable death benefit, plus:

o 40% of your earnings at death if you and the annuitant were under age 70 on the rider effective date, up to a maximum of 100% of purchase payments not previously withdrawn that are one or more years old; or

o 15% of your earnings at death if you or the annuitant were 70 or older on the rider effective date, up to a maximum of 37.5% of purchase payments not previously withdrawn that are one or more years old.

EARNINGS AT DEATH: For purposes of the Benefit Protector(SM) and Benefit Protector(SM) Plus riders, this is an amount equal to the applicable death benefit minus purchase payments not previously withdrawn. The earnings at death may not be less than zero and may not be more than 250% of the purchase payments not previously withdrawn that are one or more years old.

TERMINATING THE BENEFIT PROTECTOR(SM)

o  You may terminate the rider within 30 days of the first rider anniversary.

o You may terminate the rider within 30 days of any rider anniversary beginning with the seventh rider anniversary.

o The rider will terminate when you make a full withdrawal from the contract or when annuity payouts begin.

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58   RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- PROSPECTUS

IF YOUR SPOUSE IS THE SOLE BENEFICIARY and you die before the retirement date, your spouse may keep the contract as owner. Your spouse and the new annuitant will be subject to all the limitations and restrictions of the rider just as if they were purchasing a new contract. If your spouse and the new annuitant do not qualify for the rider on the basis of age we will terminate the rider. If they do qualify for the rider on the basis of age we will set the contract value equal to the death benefit that would otherwise have been paid and we will substitute this new contract value on the date of death for "purchase payments not previously withdrawn" used in calculating earnings at death. Your spouse also has the option of discontinuing the Benefit Protector(SM) Death Benefit Rider within 30 days of the date they elect to continue the contract.

For an example, see Appendix H.

BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDER (BENEFIT PROTECTOR(SM) PLUS)

The Benefit Protector(SM) Plus is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The Benefit Protector(SM) Plus provides reduced benefits if you or the annuitant are 70 or older at the rider effective date and it does not provide any additional benefit before the first rider anniversary and it does not provide any benefit beyond what is offered under the Benefit Protector(SM) rider during the second rider year.

If this rider is available in your state and both you and the annuitant are 75 or younger at contract issue, you may choose to add the Benefit Protector(SM) Plus to your contract. You must elect the Benefit Protector(SM) Plus at the time you purchase your contract and your rider effective date will be the contract issue date. This rider is available only for purchases through transfer, exchange or rollover. You may not select this rider if you select the Benefit Protector(SM) Rider, the 5% Accumulation Death Benefit or the Enhanced Death Benefit.

Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). Since the benefit paid by the rider is determined by the amount of earnings at death, the amount of the benefit paid may be reduced as a result of taking RMDs. Be sure to discuss with your registered representative and tax advisor whether or not the Benefit Protector(SM) Plus is appropriate for your situation.

The Benefit Protector(SM) Plus provides that if you or the annuitant die after the first contract anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:

o  the benefits payable under the Benefit Protector(SM) described above, plus:

o a percentage of purchase payments made within 60 days of contract issue not previously withdrawn as follows:

                         PERCENTAGE IF YOU AND THE ANNUITANT ARE         PERCENTAGE IF YOU OR THE ANNUITANT ARE
CONTRACT YEAR           UNDER AGE 70 ON THE RIDER EFFECTIVE DATE         70 OR OLDER ON THE RIDER EFFECTIVE DATE
One and Two                                0%                                                 0%
Three and Four                            10%                                              3.75%
Five or more                              20%                                               7.5%

Another way to describe the benefits payable under the Benefit Protector(SM) Plus rider is as follows:

o  the applicable death benefit, plus

                         IF YOU AND THE ANNUITANT ARE UNDER           IF YOU OR THE ANNUITANT ARE AGE 70
CONTRACT YEAR            AGE 70 ON THE RIDER EFFECTIVE DATE, ADD...   OR OLDER ON THE RIDER EFFECTIVE DATE, ADD...
One                      Zero                                          Zero
Two                      40% x earnings at death (see above)           15% x earnings at death
Three & Four             40% x (earnings at death + 25% of initial     15% x (earnings at death + 25% of initial purchase payment*)
                         purchase payment*)
Five or more             40% x (earnings at death + 50% of initial     15% x (earnings at death + 50% of initial purchase payment*)
                         purchase payment*)

* Initial purchase payments are payments made within 60 days of contract issue not previously withdrawn.

TERMINATING THE BENEFIT PROTECTOR(SM) PLUS

o  You may terminate the rider within 30 days of the first rider anniversary.

o You may terminate the rider within 30 days of any rider anniversary beginning with the seventh rider anniversary.

o The rider will terminate when you make a full withdrawal from the contract or when annuity payouts begin.

IF YOUR SPOUSE IS SOLE BENEFICIARY and you die before the retirement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. We will then terminate the Benefit Protector(SM) Plus and substitute the applicable death benefit (see "Benefits in Case of Death").

For an example, see Appendix I.

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59   RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- PROSPECTUS

THE ANNUITY PAYOUT PERIOD

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the retirement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any withdrawal charges under the payout plans listed below, except under annuity payout Plan E.

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your retirement date (less any applicable premium tax). If you select a variable annuity payout, we reserve the right to limit the number of subaccounts in which you may invest. The GPAs are not available during this payout period.

AMOUNTS OF FIXED AND VARIABLE PAYOUTS DEPEND ON:

o  the annuity payout plan you select;

o  the annuitant's age and, in most cases, sex;

o  the annuity table in the contract; and

o  the amounts you allocated to the accounts at settlement.

In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. (In the case of fixed annuities, payouts remain the same from month to month.)

For information with respect to transfers between accounts after annuity payouts begin (see "Making the Most of Your Contract -- Transfer policies").

ANNUITY TABLES

The annuity tables in your contract show the amount of the monthly payouts for each $1,000 of contract value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates.)

Table B shows the minimum amount of each fixed payout. We declare current payout rates that we use in determining the actual amount of your fixed payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

Table A shows the amount of the first monthly variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the retirement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% Table A in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment rate and payouts will decrease if the return is below the assumed investment rate. Using a 5% assumed interest rate results in a higher initial payment, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.

ANNUITY PAYOUT PLANS

You may choose an annuity payout plan by giving us written instructions at least 30 days before contract values are used to purchase the payout plan. Generally, you may select one of the Plans A through E below or another plan agreed to by us. Some of the annuity payout plans may not be available if you have selected the Income Assurer Benefit(SM).

o PLAN A - LIFE ANNUITY -- NO REFUND: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.

o PLAN B - LIFE ANNUITY WITH FIVE, TEN OR 15 YEARS CERTAIN: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the retirement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

o PLAN B - LIFE ANNUITY WITH 20 YEARS CERTAIN: We make monthly payments for a guaranteed payout period of twenty years. If the annuitant dies, we will continue to pay the beneficiary until the 20-year period expires. We calculate the guaranteed payout period from the retirement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

o PLAN C - LIFE ANNUITY -- INSTALLMENT REFUND: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

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60   RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- PROSPECTUS

o PLAN D - JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.

o PLAN D - JOINT AND LAST SURVIVOR LIFE ANNUITY WITH 20 YEARS CERTAIN: Monthly annuity payments will be paid during the lifetime of the annuitant and joint annuitant. When either the annuitant or joint annuitant dies we will continue to make monthly payments during the lifetime of the survivor. If the survivor dies before we have made payments for 20 years, we continue to make payments to the named beneficiary for the remainder of the 20-year period which begins when the first annuity payment is made.

o PLAN E - PAYOUTS FOR A SPECIFIED PERIOD: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. (EXCEPTION: If you have an Income Assurer Benefit(SM) and elect this annuity payout plan based on the Guaranteed Income Benefit Base, a lump sum payout is unavailable.) We determine the present value of the remaining annuity payouts which are assumed to remain level at the initial payout. The discount rate we use in the calculation will vary between 6.00% and 7.85% depending on the mortality and expense risk charge and the applicable assumed investment rate. (See "Charges -- Withdrawal charge under Annuity Payout Plan E.") You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your withdrawal to the full discounted value. A 10% IRS penalty tax could apply if you take a withdrawal. (See "Taxes.")

o GUARANTOR(SM) WITHDRAWAL BENEFIT - ANNUITY PAYOUT OPTION: If you have a Guarantor(SM) Withdrawal Benefit rider under your contract, you may elect the Guarantor(SM) Withdrawal Benefit fixed annuity payout option as an alternative to the above annuity payout plans. This option may not be available if the contract is issued to qualify under Sections 403 or 408 of the Code. For such contracts, this option will be available only if the guaranteed payment period is less than the life expectancy of the owner at the time the option becomes effective. Such life expectancy will be computed using a life expectancy table published by the IRS. Under this option, the amount payable each year will be equal to the future schedule of GBPs, but the total amount paid over the life of the annuity will not exceed the total RBA at the time you begin this fixed payout option (see "Optional Benefits -- Guarantor(SM) Withdrawal Benefit Rider"). These annualized amounts will be paid in the frequency that you elect. The frequencies will be among those offered by us at the time but will be no less frequent than annually. If, at the death of the owner, total payments have been made for less than the RBA, the remaining payments will be paid to the beneficiary.

ANNUITY PAYOUT PLAN REQUIREMENTS FOR QUALIFIED ANNUITIES: If your contract is a qualified annuity, you must select a payout plan as of the retirement date set forth in your contract. You have the responsibility for electing a payout plan that complies with your contract and with applicable law. Your contract describes your payout plan options. The options will meet certain IRS regulations governing required minimum distributions if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:

o in equal or substantially equal payments over a period not longer than your life or over the joint life of you and your designated beneficiary; or

o in equal or substantially equal payments over a period not longer than your life expectancy, or over the joint life expectancy of you and your designated beneficiary; or

o over a period certain not longer than your life expectancy or over the joint life expectancy of you and your designated beneficiary.

IF WE DO NOT RECEIVE INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's retirement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed.

IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.

DEATH AFTER ANNUITY PAYOUTS BEGIN: If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

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61   RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- PROSPECTUS

TAXES

Generally, under current law, your contract has a tax-deferral feature. This means any increase in the value of the GPAs, the one-year fixed account and/or subaccounts in which you invest is taxable to you only when you receive a payout or withdrawal (see detailed discussion below). Any portion of the annuity payouts and any withdrawals you request that represent ordinary income normally are taxable. Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements. We will send you a tax information reporting form for any year in which we made a taxable distribution according to our records.

NONQUALIFIED ANNUITIES

Tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.

ANNUITY PAYOUTS: A portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. Under Annuity Payout Plan A: Life annuity - no refund, where the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the owner for the last taxable year of the annuitant. Under all other annuity payout plans, where the annuity payouts end before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the taxpayer for the tax year in which the payouts end. (See "The Annuity Payout Period -- Annuity Payout Plans.") All amounts you receive after your investment in the contract is fully recovered will be subject to tax.

WITHDRAWALS: If you withdraw part of your nonqualified contract before your annuity payouts begin, including withdrawals under the Guarantor Withdrawal Benefit(SM) rider, your withdrawal will be taxed to the extent that the contract value immediately before the withdrawal exceeds your investment.

If you withdraw all of your nonqualified contract before annuity payouts begin, including withdrawals under the Guarantor Withdrawal Benefit(SM) rider, your withdrawal will be taxed to the extent that the withdrawal value immediately before the withdrawal exceeds your investment.

You also may have to pay a 10% IRS penalty for withdrawals of taxable income you make before reaching age 59 1/2 unless certain exceptions apply.

WITHHOLDING: If you receive taxable income as a result of an annuity payout or withdrawal, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the distribution is any other type of payment (such as a partial or full withdrawal) we compute withholding using 10% of the taxable portion. Similar to above, as long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have this withholding occur.

The withholding requirements differ if we deliver payment outside the United States and/or you are a non-resident alien.

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from the payment.

DEATH BENEFITS TO BENEFICIARIES: The death benefit under a nonqualified contract is not exempt from estate or income taxes. Any amount your beneficiary receives that represents deferred earnings within the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments.

ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR TRUSTS: For nonqualified annuities, any annual increase in the value of annuities held by such entities generally will be treated as ordinary income received during that year. However, if the trust was set up for the benefit of a natural person only, the income will remain tax-deferred.

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62   RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- PROSPECTUS

PENALTIES: If you receive amounts from your nonqualified annuity before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

o because of your death or in the event of non-natural ownership, the death of the annuitant;

o  because you become disabled (as defined in the Code);

o if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);

o  if it is allocable to an investment before Aug. 14, 1982; or

o  if annuity payouts begin before the first contract anniversary.

TRANSFER OF OWNERSHIP: If you transfer a nonqualified annuity without receiving adequate consideration, the transfer is a gift and also may be treated as a withdrawal for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer. In general, this rule does not apply to transfers between spouses or former spouses. Please consult your tax advisor for further details.

COLLATERAL ASSIGNMENT: If you collaterally assign or pledge your contract, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a withdrawal and you may have to pay a 10% IRS penalty.

QUALIFIED ANNUITIES

Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified (under Sections 403 or 408 of the Code) annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan's Summary Plan Description, your IRA disclosure statement, or consult a tax advisor for additional information about the distribution rules applicable to your situation.

When you use your contract to fund a retirement plan or IRA that is already tax-deferred under the Code, the contract will not provide any necessary or additional tax deferral.

ANNUITY PAYOUTS: Under a qualified annuity, except a Roth IRA, the entire payout generally is includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA, or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

ANNUITY PAYOUTS FROM ROTH IRAS: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and meet the five year holding period.

WITHDRAWALS: Under a qualified annuity, except a Roth IRA, the entire withdrawal will generally be includable as ordinary income and is subject to tax unless:
(1) the contract is an IRA to which you made non-deductible contributions; or
(2) you rolled after-tax dollars from a retirement plan into your IRA, or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

State withholding also may be imposed on taxable distributions.

WITHDRAWALS FROM ROTH IRAS: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and meet the five year holding period.

REQUIRED MINIMUM DISTRIBUTIONS: IRAs and TSAs are subject to required withdrawals called required minimum distributions ("RMDs") beginning at age
70 1/2. In addition, a new tax regulation, effective for RMDs calculated in 2006 and after, may cause the RMDs for some contracts with certain death benefits and optional riders to increase. RMDs may reduce the value of certain death benefits and optional benefits. You should consult your tax advisor prior to making a purchase for an explanation of the potential tax implications to you.

WITHHOLDING: If you receive directly all or part of the contract value from a qualified annuity (except an IRA, Roth IRA or SEP), mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. This mandatory withholding will not be imposed if:

o instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan;

o the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more;

o  the payout is a minimum distribution required under the Code;

o  the payout is made on account of an eligible hardship; or

o  the payout is a corrective distribution.

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63   RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- PROSPECTUS

Payments made to a surviving spouse instead of being directly rolled over to an IRA also may be subject to mandatory 20% income tax withholding.

PENALTIES: If you receive amounts from your qualified annuity before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

o  because of your death;

o  because you become disabled (as defined in the Code);

o if the distribution is part of a series of substantially equal periodic payments made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);

o if the distribution is made following severance from employment after you attain age 55 (TSAs only); or

o  to pay certain medical or education expenses (IRAs only).

DEATH BENEFITS TO BENEFICIARIES: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he/she receives the payments from the qualified annuity. If you made non-deductible contributions to a traditional IRA, the portion of any distribution from the contract represents after-tax contributions is not taxable as ordinary income to your beneficiary. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met.

PURCHASE PAYMENT CREDITS: These are considered earnings and are taxed accordingly when withdrawn or paid out.

SPECIAL CONSIDERATIONS IF YOU SELECT THE MAV DEATH BENEFIT, 5% ACCUMULATION DEATH BENEFIT, ENHANCED DEATH BENEFIT, ACCUMULATION PROTECTOR BENEFIT(SM), GUARANTOR(SM) WITHDRAWAL BENEFIT, INCOME ASSURER BENEFIT(SM), BENEFIT PROTECTOR(SM), OR BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDERS: As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial withdrawals from your contract. However, the IRS may determine that these charges should be treated as partial withdrawals subject to taxation to the extent of any gain as well as the 10% tax penalty for withdrawals before the age of 59 1/2, if applicable.

We reserve the right to report charges for these riders as partial withdrawals if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report the benefits attributable to these riders on the death of you or the annuitant as an annuity death benefit distribution, not as proceeds from life insurance.

COLLATERAL ASSIGNMENT: You may not collaterally assign or pledge your qualified contract.

IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

AMERICAN ENTERPRISE LIFE'S TAX STATUS: We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which each subaccount invests and becomes part of that subaccount's value. This investment income, including realized capital gains, is not taxed to us, and therefore no charge is made against the subaccounts for federal income taxes. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable annuities.

TAX QUALIFICATION: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

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64   RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- PROSPECTUS

VOTING RIGHTS

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

o  the reserve held in each subaccount for your contract; divided by

o  the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

SUBSTITUTION OF INVESTMENTS

We may substitute the funds in which the subaccounts invest if:

o  laws or regulations change;

o  the existing funds become unavailable; or

o  in our judgment, the funds no longer are suitable for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute a fund currently listed in this prospectus (existing fund) for another fund (new fund). The new fund may have higher fees and/or operating expenses than the existing fund. Also, the new fund may have investment objectives and policies and/or investment advisers which differ from the existing fund.

We may also:

o  add new subaccounts;

o  combine any two or more subaccounts;

o  transfer assets to and from the subaccounts or the variable account; and

o  eliminate or close any subaccounts.

We will notify you of any substitution or change. If we notify you that a subaccount will be eliminated or closed, you will have a certain period of time to tell us where to reallocate purchase payments or contract value currently allocated to that subaccount. If we do not receive your reallocation instructions by the due date, we automatically will reallocate to the subaccount investing in the AXP(R) Variable Portfolio - Cash Management Fund. You may then transfer this reallocated amount in accordance with the transfer provisions of your contract (see "Transferring Between Accounts" above).

In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments.

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65   RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- PROSPECTUS

ABOUT THE SERVICE PROVIDERS

PRINCIPAL UNDERWRITER

American Express Financial Advisors Inc. (AEFA), an affiliate of ours, serves as the principal underwriter and general distributor of the contract. AEFA's offices are located at 70100 AXP Financial Center, Minneapolis, MN 55474. AEFA is a wholly-owned subsidiary of AEFC which is currently a wholly-owned subsidiary of American Express Company, a financial services company headquartered in New York City. On Aug. 1, 2005 AEFA will change its name to Ameriprise Financial Services, Inc.

SALES OF THE CONTRACT

o Only securities broker-dealers ("selling firms") registered with the SEC and members of the NASD may sell the contract.

o We and AEFA have a sales agreement with the selling firm. The sales agreement authorizes the selling firm to offer the contracts to the public. We agree to pay the selling firm (or an affiliated insurance agency) for contracts its registered representatives sell. The selling firm may be required to return sales commissions under certain circumstances including but not limited to when contracts are returned under the free look period.

PAYMENTS WE MAKE TO SELLING FIRMS

o We may use compensation plans which vary by selling firm. For example, some of these plans pay selling firms a commission of up to 7.5% each time a purchase payment is made. Other plans pay selling firms a smaller commission on purchase payments, and then pay on-going commissions ("trail commissions"). We may pay trail commissions of up to 1.5% of the contract value. We do not pay or withhold payment of commissions based on which investment options you select.

o We may pay selling firms a temporary additional sales commission of up to 1% of purchase payments for a period of time we select. For example, we may offer to pay a temporary additional sales commission to get selling firms to market a new or enhanced contract or to increase sales during the period.

o We may utilize other or additional compensation plans with certain selling firms, including compensation plans that pay the selling firm additional compensation when it achieves volume goals we set. These goals may be based on total sales in a period we establish and may include sales of other insurance and investment products we or an affiliate offer. As noted below, compensation plans which vary with the volume of sales may create conflicts of interest for the selling firm.

o We may pay commissions or other forms of compensation to broker-dealers to provide sales related services including but not limited to product training and sales support.

o In addition to commissions, we may, as permitted by applicable laws and regulation, pay or provide selling firms with other promotional incentives in cash, credit or other compensation.

SOURCES OF PAYMENTS TO SELLING FIRMS

o We pay the commissions and other compensation described above from our assets.

o  Our assets may include:

   o revenues we receive from fees and expenses we charge contract owners. These fees and expenses include Contract Owner Transaction Expenses (withdrawal charges), Annual Variable Account Expenses (mortality and expense risk fees and variable account administrative charge) and Other Annual Expenses (annual contract administrative charge and fees for optional riders) (see "Expense Summary"); and,

   o compensation we or an affiliate receive from the underlying funds in the form of distribution and services fees (see "Expense Summary -- Annual Operating Expenses of the Funds -- Compensation Disclosure"); and,

   o compensation we or an affiliate receive from a fund's investment adviser, subadviser, distributor or an affiliate of any of these (see "The Variable Account and the Funds -- The Funds -- Fund Selection and Allocation of Purchase Payments and Contract Values"); and,

   o revenues we receive from other contracts we sell that are not securities and other businesses we conduct.

o You do not directly pay the commissions and other compensation described above as the result of a specific charge or deduction under the contract. However, you may pay part or all of the commissions and other compensation described above indirectly through:

   o fees and expenses we collect from contract owners, including withdrawal charges; and,

   o fees and expenses charged by the underlying funds in which you invest, to the extent we or one of our affiliates receive revenue from the funds or an affiliated person.

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66   RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- PROSPECTUS

POTENTIAL CONFLICTS OF INTEREST

Compensation Payment Arrangements with Selling Firms can potentially:

o give selling firms a heightened financial incentive to sell the contract offered in this prospectus over another investment with lower compensation to the selling firm.

o cause selling firms to encourage their registered representatives to sell you the contract offered in this prospectus instead of selling you other alternative investments that may result in lower compensation to the selling firm.

o cause selling firms to grant us access to its registered representatives to promote sales of the contract offered in this prospectus, while denying that access to other firms offering similar contracts or other alternative investments which may pay lower compensation to the selling firm.

PAYMENTS TO REGISTERED REPRESENTATIVES

o The selling firm pays its registered representatives. The selling firm decides the compensation and benefits it will pay its registered representatives.

o To inform yourself of any potential conflicts of interest, ask the registered representative before you buy, how the selling firm and its registered representative are being compensated and the amount of the compensation that each will receive if you buy the contract.

ISSUER

We issue the annuities. We are a stock life insurance company organized in 1981 under the laws of the state of Indiana. Our administrative office is located at 829 AXP Financial Center, Minneapolis, MN 55474 Our statutory address is:
American Enterprise Life Insurance Company, 100 Capitol Center South, 201 North Illinois Street, Indianapolis, IN 46204. We are a wholly owned subsidiary of IDS Life, which is a wholly-owned subsidiary of AEFC.

We conduct a conventional life insurance business. Our primary products currently include fixed and variable annuity contracts and variable life insurance policies. We offer these contracts through broker dealers and their affiliated insurance agencies who may also be affiliated with financial institutions such as banks.

As discussed above, we pay compensation on the sale of the contracts through AEFA to selling firms and their affiliated agencies that have entered into distribution agreements with AEFA and us for the sale of the contracts. This compensation will not result in any charge to contract owners or to the variable account in addition to the charges described in this prospectus.

STATE REGULATION

American Enterprise Life is subject to the laws of the State of Indiana governing insurance companies and to the regulations of the Indiana Department of Insurance. An annual statement in the prescribed form is filed with the Indiana Department of Insurance each year covering our operation for the preceding year and its financial condition at the end of such year. Regulation by the Indiana Department of Insurance includes periodic examination to determine American Enterprise's contract liabilities and reserves so that the Indiana Department of Insurance may certify that these items are correct. American Enterprise Life's books and accounts are subject to review by the Indiana Department of Insurance at all times. In addition, American Enterprise Life is subject to regulation under the insurance laws of other jurisdictions in which it operates. Under insurance guaranty fund laws, in most states, insurers doing business therein can be assessed up to prescribed limits for policyholder losses incurred by insolvent companies. Most of these laws do provide however, that an assessment may be excused or deferred if it would threaten an insurer's own financial strength.

LEGAL PROCEEDINGS

The SEC, the NASD and several state attorneys general have brought proceedings challenging several mutual fund and variable account financial practices, including suitability generally, late trading, market timing, disclosure of revenue sharing arrangements and inappropriate sales. American Enterprise Life has received requests for information and has been contacted by regulatory authorities concerning its practices and is cooperating fully with these inquiries.

American Enterprise Life and its affiliates are involved in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of their respective business activities. American Enterprise Life believes it has meritorious defenses to each of these actions and intends to defend them vigorously. American Enterprise Life believes that it is not a party to, nor are any of its properties the subject of, any pending legal or arbitration proceedings that would have a material adverse effect on American Enterprise Life's consolidated financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

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67   RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- PROSPECTUS

ADDITIONAL INFORMATION ABOUT AMERICAN ENTERPRISE LIFE

SELECTED FINANCIAL DATA(1)

The following selected financial data for American Enterprise Life should be read in conjunction with the financial statements and notes.

YEARS ENDED DEC. 31, (THOUSANDS)                                2004        2003(1)     2002(1)      2001(1)        2000(1)
----------------------------------------------------------------------------------------------------------------------------
Net investment income                                       $  376,487   $  372,194  $   292,067  $  271,718    $  299,759
Net gain (loss) on investments                                   5,193       25,105            3     (89,920)          469
Other                                                           36,012       21,277       18,957      14,806         7,553
TOTAL REVENUES                                              $  417,692   $  418,576  $   311,027  $  196,604    $  307,781
INCOME (LOSS) BEFORE INCOME TAX PROVISION (BENEFIT)
    AND CUMULATIVE EFFECT OF ACCOUNTING CHANGE              $   43,200   $   56,704  $  (52,177)  $  (63,936)   $   38,452
INCOME (LOSS) BEFORE CUMULATIVE EFFECT OF ACCOUNTING CHANGE $   25,192   $   37,629  $  (33,690)  $  (41,728)   $   24,365
CUMULATIVE EFFECT OF ACCOUNTING CHANGE, NET OF TAX BENEFIT  $   (3,562)  $      --   $      --    $       --    $       --
NET INCOME (LOSS)                                           $   21,630   $   37,629  $  (33,690)  $  (41,728)   $   24,365
TOTAL ASSETS                                                $9,149,189   $8,735,643  $8,026,730   $5,275,681    $4,652,221
----------------------------------------------------------------------------------------------------------------------------

(1) Certain prior year amounts have been reclassified to conform to the current year's presentation.

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FINANCIAL CONDITION AND RESULTS OF OPERATIONS

American Enterprise Life follows United States generally accepted accounting principles (GAAP), and the following discussion is presented on a consolidated basis consistent with GAAP.

Certain of the statements below are forward-looking statements within the meaning of the Private Securities Litigation Reform Act of 1995. See the Forward-Looking Statements section below.

Management's narrative analysis of the results of operations is presented in lieu of management's discussion and analysis of financial condition and results of operations, pursuant to General Instructions I(2) (a) of Form 10-K.

RESULTS OF OPERATIONS FOR THE YEAR ENDED DECEMBER 31, 2004 AND 2003

Income before accounting change was $25.2 million for the year ended December 31, 2004 compared to $37.6 million for the year ended December 31, 2003. The decrease primarily reflects reduced net realized gains on investments, higher other insurance and operating expenses, higher amortization of deferred policy acquisition costs (DAC), and higher benefit costs on investment contracts, partially offset by lower interest credited on investment contracts.

Net income for the year ended December 31, 2004 reflects the $3.6 million ($5.5 million pretax) impact of American Enterprise Life's January 1, 2004 adoption of the American Institute of Certified Public Accountants Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (SOP 03-1). SOP 03-1 requires insurance enterprises to establish liabilities for benefits that may become payable under variable annuity death benefit guarantees or other insurance or annuity contract provisions. See "Application of Recent Accounting Standards" section in Note 1 to the Consolidated Financial Statements regarding the impact of adoption of SOP 03-1.

REVENUES

Net investment income increased $4.3 million or 1 percent reflecting higher average assets.

Mortality and expense risk and other fees increased $11.1 million or 80 percent, reflecting higher average values of separate account assets compared to 2003.

Net realized gain on investments was $5.2 million in 2004 compared to $25.1 million in 2003. For the year ended December 31, 2004, $9.8 million of total investment gains were partially offset by $4.6 million of impairments and losses. Included in these total net investment gains and losses are $9.5 million of gross realized gains and $4.0 million of gross realized losses from sales of securities, classified as Available-for-Sale.

For the year ended December 31, 2003, $65.8 million of total investment gains were partially offset by $40.7 million of impairments and losses. Included in these total net investment gains and losses are $65.7 million of gross realized gains and $30.3 million of gross realized losses from sales of securities, as well as $9.3 million of other-than-temporary impairment losses on investments, classified as Available-for-Sale.

BENEFITS AND EXPENSES

Interest credited on investment contracts decreased $36.4 million or 14 percent, reflecting lower interest crediting rates, partially offset by higher average accumulation values of annuities.

DAC amortization increased $22.4 million or 59 percent. See the DAC section below for further discussion of DAC and related third quarter 2004 and 2003 adjustments.

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68   RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- PROSPECTUS

Other insurance and operating expense increased $17.4 million or 32 percent, primarily reflecting less favorable mark-to-market adjustments on interest rate swaps during 2004 compared to 2003. American Enterprise Life enters into pay-fixed, receive-variable interest rate swaps with IDS Life to protect the spread between yields earned on investments and interest rates credited to fixed annuity products. The interest rate swaps are economic hedges that are not designated for hedge accounting treatment under SFAS No. 133.

American Enterprise Life's increase in the effective income tax rate primarily reflecting the true-up of prior year current and deferred tax estimates based on the finalization of the 2003 tax return.

RESULTS OF OPERATIONS FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002:

Net income was $37.6 million for the year ended December 31, 2003, compared to a net loss of $33.7 million for the year ended December 31, 2002. The favorable change in net income primarily reflects increased net investment income and net realized gains on investments, as well as decreased other insurance and operating expense, partially offset by increased interest credited on investment contracts.

REVENUES

Net investment income increased $80.1 million or 27 percent reflecting a higher average level of investments partially offset by lower average yields on the investment portfolio.

Net realized gain on investments was $25.1 million in 2003 compared to nil in 2002. For the year ended December 31, 2003, $65.8 million of total investment gains were partially offset by $40.7 million of impairments and losses. Included in these total net investment gains and losses are $65.7 million of gross realized gains and $30.3 million of gross realized losses from sales of securities, as well as $9.3 million of other-than-temporary impairment losses on investments, classified as Available-for-Sale.

For the year ended December 31, 2002, $38.2 million of total investment gains were offset by $38.2 million of impairments and losses. Included in these total net investment gains and losses are $38.2 million of gross realized gains and $17.6 million of gross realized losses from sales of securities, as well as $14.6 million of other-than-temporary impairment losses on investments, classified as Available-for-Sale.

BENEFITS AND EXPENSES

Interest credited on investment contracts increased $44.9 million or 21 percent, reflecting higher average accumulation values of annuities, partially offset by lower interest crediting rates as a result of a relatively low interest rate environment that began in 2002.

DAC amortization decreased $5.8 million or 13 percent, reflecting a $3.2 million decrease in DAC amortization expense in 2003 compared to a $4.6 million increase in DAC amortization in 2002 as a result of management's third quarter reviews of various DAC assumptions and practices. DAC amortization expense was otherwise higher in 2003 than in 2002, reflecting higher business volumes and the ongoing impact of 2002 changes in customer asset value growth rate assumptions.

Other insurance and operating expense decreased $37.7 million or 41 percent, reflecting favorable mark-to-market adjustments on interest rate swaps during 2003 compared to unfavorable mark-to-market adjustments the same period a year ago. The relatively low and stable interest rate environment during 2003 compared to declining interest rates during 2002 is the primary driver behind the favorable market value changes to the interest rate swaps. American Enterprise Life enters into pay-fixed, receive-variable interest rate swaps with IDS Life to protect the spread between yields earned on investments and interest rates credited to fixed annuity products. The interest rate swaps are economic hedges that are not designated for hedge accounting treatment under SFAS No. 133.

American Enterprise Life's increase in the effective income tax rate reflects pretax income of $56.7 million in 2003 compared to a pretax loss of $52.2 million in 2002.

DEFERRED POLICY ACQUISITION COSTS

Deferred policy acquisition costs (DAC) represent the costs of acquiring new business, principally direct sales commissions and other distribution and underwriting costs that have been deferred on the sale of annuity products. These costs are deferred to the extent they are recoverable from future profits. DAC for certain annuities are amortized as a percentage of estimated gross profits or as a portion of product interest margins depending on the product's characteristics. DAC for other annuities are amortized using the interest method.

For American Enterprise Life's annuity products, the projections underlying the amortization of DAC require the use of certain assumptions, including interest margins, persistency rates, maintenance expense levels and customer asset value growth rates for variable products. Management routinely monitors a wide variety of trends in the business, including comparisons of actual and assumed experience. The customer asset value growth rate is the rate at which contract values are assumed to appreciate in the future. The rate is net of asset fees and anticipates a blend of equity and fixed income investments. Management reviews and, where appropriate, adjusts its assumptions with respect to customer asset value growth rates on a quarterly basis.

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69   RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- PROSPECTUS

Management monitors other principal DAC assumptions, such as persistency, mortality rates, interest margin and maintenance expense level assumptions, each quarter. Unless management identifies a material deviation over the course of the quarterly monitoring, management reviews and updates these DAC assumptions annually in the third quarter of each year. When assumptions are changed, the percentage of estimated gross profits or portion of interest margins used to amortize DAC might also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in an increase in DAC amortization expense while a decrease in amortization percentage will result in a decrease in DAC amortization expense. The impact on results of operations of changing assumptions with respect to the amortization of DAC can be either positive or negative in any particular period and is reflected in the period in which such changes are made. As a result of these reviews, American Enterprise Life took actions in both 2004 and 2003 that impacted DAC balance and expenses.

In the third quarter 2004, these actions resulted in a net $1.1 million DAC amortization expense reduction reflecting higher than previously assumed interest rate spreads and lower than previously assumed mortality rates on variable annuity products.

In the third quarter 2003, American Enterprise Life improved its modeling of certain variable annuity contract revenues and unlocked estimated gross profits retrospectively to reflect actual interest margins and death and other benefits. American Enterprise Life also adjusted its assumptions to reflect lower than previously assumed spreads on fixed account values and adjusted the near-term rate and period used in projecting growth in customer asset values on variable annuities. These actions resulted in a $3.2 million reduction in DAC amortization expense.

DAC of $299.7 million and $296.7 million related to annuities was included in American Enterprise Life's consolidated balance sheet at December 31, 2004 and 2003, respectively. In addition to the DAC balances shown above and in conjunction with American Enterprise Life's adoption of SOP 03-1, sales inducement costs previously included in DAC were reclassified from DAC and presented as a separate line item in the Consolidated Balance Sheets. Deferred sales inducement costs were $49.8 million and $49.2 million at December 31, 2004 and 2003, respectively. Sales inducement costs consist of bonus interest credits and deposit credits added to certain annuity contract values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. The amounts capitalized are amortized using the same methodology and assumptions used to amortize DAC.

CERTAIN CRITICAL ACCOUNTING POLICIES

American Enterprise Life's significant accounting policies are described in Note 1 to the Consolidated Financial Statements. The following provides information about certain critical accounting policies that are important to the Consolidated Financial Statements and that involve estimates requiring significant management assumptions and judgments about the effect of matters that are uncertain. These policies relate to investment securities valuation, deferred policy acquisition costs and liabilities for future policy benefits.

INVESTMENT SECURITIES VALUATION

Generally, investment securities are carried at fair value on the balance sheet with unrealized gains (losses) recorded in other accumulated comprehensive income (loss) within equity, net of income tax provisions (benefits) and net of adjustments in assets and liability balances, such as deferred policy acquisition costs (DAC), to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized immediately. At December 31, 2004, American Enterprise Life had net unrealized pretax gains on Available-for-Sale securities of $111.6 million. Gains and losses are recognized in results of operations upon disposition of the securities. Losses are also recognized when management determines that a decline in value is other-than-temporary, which requires judgment regarding the amount and timing of recovery. Indicators of other-than-temporary impairment for debt securities include issuer downgrade, default or bankruptcy. American Enterprise Life also considers the extent to which cost exceeds fair value, the duration and size of that gap, and management's judgment about the issuer's current and prospective financial condition. Approximately 90% of the investment portfolio classified as Available-for-Sale is determined by quoted market prices. As of December 31, 2004, there were $31.7 million in gross unrealized losses that related to $2.2 billion of securities, of which $534 million has been in a continuous unrealized loss position for 12 months or more. As part of American Enterprise Life's ongoing monitoring process, management has determined that substantially all of the gross unrealized losses on these securities are attributable to changes in interest rates. Additionally, American Enterprise Life has the ability and intent to hold these securities for a time sufficient to recover its amortized cost and has, therefore, concluded that none of these securities are other-than-temporarily impaired at December 31, 2004.

Included in American Enterprise Life's investment portfolio discussed above are structured investments of various asset quality, including collateralized debt obligations (CDOs) (backed by high-yield bonds), which are not readily marketable. The carrying values of these structured investments are based on future cash flow projections that require managements judgment as to the amount and timing of cash payments, defaults and recovery rates of the underlying investments and, as such, are subject to change. The carrying value will vary if the actual cash flows differ from projected due to actual defaults or changes in estimated default or recovery rates. As an example, an increase in the near-term default rate by 100 basis points, in and of itself, would reduce the cash flow projections by approximately $5 million based on underlying investments as of December 31, 2004. The level of change in near-term default rates would have to be significantly higher than 100 basis points to cause a change in carrying value of American Enterprise Life's structured investments due to previously recognized impairment losses coupled with subsequent improvement in actual default rates.

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70   RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- PROSPECTUS

See "Application of Recent Accounting Standards" section of Note 1 to the Consolidated Financial Statements for a discussion of Emerging Issues Task Force
(EITF) Issue 03-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments (EITF 03-1)" which when finalized by the FASB may affect IDS Life's investment securities valuation policy.

DEFERRED POLICY ACQUISITION COSTS

Deferred policy acquisition costs (DAC) represent the costs of acquiring new annuity business, principally direct sales commissions and other distribution and underwriting costs that have been deferred on the sale of annuity products. These costs are deferred to the extent they are recoverable from future profits. DAC for certain annuities are amortized as a percentage of estimated gross profits or as a portion of product interest margins depending on the product's characteristics.

For American Enterprise Life's annuity products, the DAC balances at any reporting date are supported by projections that show management expects there to be adequate estimated gross profits or interest margins after that date to amortize the remaining DAC balances. These projections are inherently uncertain because they require management to make assumptions about financial markets, anticipated mortality and morbidity levels, and policyholder behavior over periods extending well into the future. Projection periods used for American Enterprise Life's annuity business are typically 10 to 25 years. Management regularly monitors financial market conditions and actual policyholder behavior experience and compares them to its assumptions. For annuity products, the assumptions made in projecting future results and calculating the DAC balance and DAC amortization expense are management's best estimates. Management is required to update these assumptions whenever it appears that, based on actual experience or other evidence, earlier estimates should be revised. When assumptions are changed, the percentage of estimated gross profits or portion of interest margins used to amortize DAC might also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in a decrease in DAC balance and an increase in DAC amortization expense while a decrease in amortization percentage will result in an increase in DAC balance and a decrease in DAC amortization expense. The impact on results of operations of changing assumptions can be either positive or negative in any particular period and is reflected in the period in which such changes are made.

For American Enterprise Life's annuity products, key assumptions underlying these long-term projections include interest rates (both earning rates on invested assets and rates credited to policyholder accounts), equity market performance, mortality and morbidity rates and the rates at which policyholders are expected to surrender their contracts, make withdrawals from their contracts and make additional deposits to their contracts. Assumptions about interest rates drive projected interest margins, while assumptions about rates credited to policy holder accounts and equity market performance drive projected customer asset value growth rates, and assumptions about surrenders, withdrawals and deposits comprise projected persistency rates. Management must also make assumptions to project maintenance expenses associated with servicing its annuity and insurance business during the DAC amortization period.

The customer asset value growth rate is the rate at which contract values are assumed to appreciate in the future. The rate is net of asset fees and anticipates a blend of equity and fixed income investments. Management reviews and, where appropriate, adjusts its assumptions with respect to customer asset value growth rates on a quarterly basis. American Enterprise Life uses a mean reversion method as a monthly guideline in setting near-term customer asset value growth rates based on a long-term view of financial market performance as well as actual historical performance. In periods when market performance results in actual contract value growth at a rate that is different than that assumed, American Enterprise Life will reassess the near-term rate in order to continue to project its best estimate of long-term growth. The near-term growth rate is reviewed to ensure consistency with management's assessment of anticipated equity market performance. Management is currently assuming a 7 percent long-term customer asset value growth rate. If American Enterprise Life increased or decreased its assumption related to this growth rate by 100 basis points, the impact on the DAC amortization would be a decrease or increase of approximately $2 million pretax. Additionally, if American Enterprise Life extended or reduced the amortization periods one year for variable annuities to reflect changes in premium paying persistency and/or surrender assumptions, the impact on DAC amortization expense would be a decrease or increase of approximately $0.5 million. The amortization impact of extending or reducing the amortization period any additional years is not linear.

The analysis of DAC balances and the corresponding amortization is a dynamic process that considers all relevant factors and assumptions discussed above. Unless management identifies a material deviation over the course of the quarterly monitoring, management reviews and updates these DAC assumptions annually in the third quarter of each year. An assessment of sensitivity associated with changes in any single assumption would not necessarily be an indicator of future results.

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71   RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- PROSPECTUS

LIABILITIES FOR FUTURE POLICY BENEFITS

FIXED ANNUITIES AND VARIABLE ANNUITY GUARANTEES

Liabilities for fixed and variable deferred annuities are equal to accumulation values which are the cumulative gross deposits, credited interest and fund performance less withdrawals and mortality and expense risk charges.

The majority of the variable annuity contracts offered by American Enterprise Life contain guaranteed minimum death benefit (GMDB) provisions. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the contract accumulation value. American Enterprise Life also offers variable annuities with death benefit provisions that gross up the amount payable by a certain percentage of contract earnings; these are referred to as gain gross-up (GGU) benefits. In addition, American Enterprise Life offers contracts containing guaranteed minimum income benefit
(GMIB) and guaranteed minimum withdrawal benefit (GMWB) provisions.

Effective January 1, 2004, liabilities for these variable annuity death and GMIB benefits have been established under SOP 03-1. Actuarial models to simulate various equity market scenarios are used to project these benefits and contract assessments and include making significant assumptions related to customer asset value growth rates, mortality, persistency and investment margins. These assumptions, as well as their periodic review by management, are consistent with those used for DAC purposes. Prior to the adoption of SOP 03-1, amounts paid in excess of contract value were expensed. See "Application of Recent Accounting Standards" section in Note 1 to the Consolidated Financial Statements regarding the impact of the adoption of SOP 03-1.

Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates, ranging from 4.6% to 9.5% at December 31, 2004, depending on year of issue, with an average rate of approximately 6.1% at December 31, 2004.

VARIABLE LIFE INSURANCE

Liabilities for variable life insurance are equal to accumulation values which are the cumulative gross premiums, credited interest, and fund performance less withdrawals and mortality and expense risk charges.

LIQUIDITY AND CAPITAL RESOURCES

CAPITAL STRATEGY

The liquidity requirements of American Enterprise Life are generally met by funds provided by annuity sales, investment income, proceeds from sales of investments as well as maturities and periodic repayments of investments capital contributions from IDS Life. The primary uses of funds are annuity benefits, commissions, other product-related acquisition and sales inducement costs, operating expenses, policy loans, dividends to IDS Life and investment purchases. American Enterprise Life routinely reviews its sources and uses of funds in order to meet its ongoing obligations.

FUNDING STRATEGY

American Enterprise Life, on a consolidated basis, has available lines of credit with AEFC aggregating $50 million. There were no line of credit borrowings outstanding with AEFC at December 31, 2004 and 2003. At December 31, 2004 American Enterprise Life had no outstanding reverse repurchase agreements. At December 31, 2003, American Enterprise Life had outstanding reverse repurchase agreements totaling $67.5 million. Both the line of credit and the reverse repurchase agreements are used strictly as short-term sources of funds.

American Enterprise Life's total assets and liabilities increased in 2004 primarily due to higher separate account assets and liabilities, which increased as a result of market appreciation. Investments primarily include corporate debt and mortgage and other asset-backed securities. American Enterprise Life's corporate debt securities comprise a diverse portfolio with the largest concentrations, accounting for approximately 65 percent of the portfolio, in the following industries: banking and finance, utilities, and communications and media. Investments also include $0.4 billion and $0.5 billion of mortgage loans on real estate and other investments at December 31, 2004 and 2003, respectively. Investments are principally funded by sales of annuities and by reinvested income. Maturities of these investment securities are largely matched with the expected future payments of annuity obligations.

Investments include $0.5 billion and $0.5 billion of below investment grade securities (excluding net unrealized appreciation and depreciation) at December 31, 2004 and 2003, respectively. These investments represent 8 percent and 7 percent of American Enterprise Life's investment portfolio at December 31, 2004 and 2003, respectively.

Separate account assets represent funds held for the exclusive benefit of variable annuity contractholders and variable life insurance policyholders. These assets are generally carried at market value, and separate account liabilities are equal to separate account assets. American Enterprise Life earns fees from the related accounts.

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72   RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- PROSPECTUS

CONTRACTUAL OBLIGATIONS

The contractual obligations identified in the table below include on balance sheet transactions that represent material expected or contractually committed future obligations of American Enterprise Life.

                                                                                PAYMENTS DUE BY YEAR
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      2010
(Millions)                                                  Total          2005       2006-2007        2008-2009  and thereafter
-----------------------------------------------------------------------------------------------------------------------------------
   Annuities(1)                                            $8,017           $730        $1,655         $1,618        $4,014
-----------------------------------------------------------------------------------------------------------------------------------
Total                                                      $8,017           $730        $1,655         $1,618        $4,014
-----------------------------------------------------------------------------------------------------------------------------------

(1) These scheduled payments are represented by reserves of $6.3 billion at December 31, 2004 and are based on interest credited, mortality, morbidity, lapse, surrender and premium payment assumptions. Actual payment obligations may differ if experience varies from these assumptions. Separate account liabilities have been excluded as associated contractual obligations would be met by separate account assets.

RETAINED INTEREST IN ASSETS TRANSFERRED TO UNCONSOLIDATED ENTITIES

During 2001, American Enterprise Life placed a majority of its rated CDO securities and related accrued interest, as well as a relatively minor amount of other liquid securities (collectively referred to as transferred assets), having an aggregate book value of $53.6 million, into a securitization trust. In return, American Enterprise Life received $7.1 million in cash (excluding transaction expenses) relating to sales to unaffiliated investors and retained interests in the trust with allocated book amounts aggregating $46.5 million. As of December 31, 2004, the retained interests had a carrying value of $41.8 million, of which $31.0 million is considered investment grade. American Enterprise Life has no obligations, contingent or otherwise, to such unaffiliated investors. One of the results of this transaction is that increases and decreases in future cash flows of the individual CDOs are combined into one overall cash flow for purposes of determining the carrying value of the retained interests and related impact on results of operations.

CONTINGENT LIQUIDITY PLANNING

AEFC has developed a contingent funding plan that enables American Enterprise Life to meet daily customer obligations during periods in which its customers elect to withdraw funds from their annuity contracts. This plan is designed to ensure that American Enterprise Life could meet these customer withdrawals by selling or obtaining financing, through reverse repurchase agreements, of portions of its investment securities portfolio.

RISK MANAGEMENT

American Enterprise Life through its Board of Directors' investment committees or staff functions, review models projecting different interest rate scenarios, risk/return measures, and their effect on profitability. They also review the distribution of assets in the portfolio by type and credit risk sector. The objective is to structure the investments security portfolio based upon the type and expected behavior or products in the liability portfolio to meet contractual obligations and achieve targeted levels of profitability within defined risk parameters.

American Enterprise Life has developed an asset/liability management approach with separate investment objectives to support specific product liabilities, such as insurance and annuity. As part of this approach, American Enterprise Life develops specific investment guidelines outlining the minimum required investment return and liquidity requirements to support future benefit payments under its insurance and annuity obligations. These same objectives must be consistent with management's overall investment objectives for the general account investment portfolio.

American Enterprise Life's owned investment securities are primarily invested in long-term and intermediate-term fixed maturity securities to provide clients with a competitive rate of return on their investments while controlling risk. Investment in fixed maturity securities is designed to provide American Enterprise Life with a targeted margin between the yield earned on investments and the interest rate credited to clients' accounts. American Enterprise Life does not trade in securities to generate short-term profits for its own account.

As part of American Enterprise Life's investment process, management, with the assistance of its investment advisors, conducts a quarterly review of investment performance. The review process conducted by American Enterprise Life's Investment Committee involves the review of certain invested assets which the committee evaluates to determine whether or not any investments are other than temporarily impaired and/or which specific interest earning investments should be put on an interest non-accrual basis.

INTEREST RATE RISK

At American Enterprise Life, interest rate exposures arise primarily within the fixed account portion of its annuity products. Rates credited to customers' accounts generally reset at shorter intervals than the yield on underlying investments.

Therefore, American Enterprise Life's interest spread margins are affected by changes in the general level of interest rates. The extent to which the level of interest rates affects spread margins is managed primarily by a combination of modifying the maturity structure of the investment portfolio and entering into swaps or other derivative instruments that effectively lengthen the rate reset interval on customer liabilities. American Enterprise Life has entered into interest rate swaps and floors with notional amounts totaling $2 billion economically hedge the impact of increasing interest rates on forecasted fixed annuity sales. The interest rate swaps and floors are exclusively held with IDS Life.

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73   RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- PROSPECTUS

The negative effect on American Enterprise Life's pretax earnings of a 100 basis point increase in interest rates, which assumes repricings and customer behavior based on the application of proprietary models, to the book as of December 31, 2004 and December 31, 2003 would be approximately $0.8 million and $3.6 million, respectively.

EQUITY MARKET RISK

American Enterprise Life has an exposure to the general level of equity markets due to the fact that American Enterprise Life earns fees from variable annuity and variable life insurance products. The amount of such fees is generally based on the value of the portfolios, and thus is subject to fluctuation with the general level of equity market values. To reduce the sensitivity of American Enterprise Life's fee revenues to the general performance of equity markets, American Enterprise Life has from time to time entered into various combinations of financial instruments that mitigate the negative effect on fees that would result from a decline in the equity markets.

The negative effect on American Enterprise Life's pretax earnings of a 10 percent decline in equity markets would be approximately $2.6 million and $1.5 million based on annuity business inforce as of December 31, 2004 and 2003, respectively.

IMPACT OF MARKET-VOLATILITY ON RESULTS OF OPERATIONS

As discussed above, various aspects of American Enterprise Life's business are impacted by equity market levels and other market-based events. Several areas in particular involve DAC and deferred sales inducements, recognition of guaranteed minimum death benefits (GMDB) and certain other variable annuity benefits, mortality and expense risk and other fees and structured investments. The direction and magnitude of the changes in equity markets can increase or decrease amortization of DAC and deferred sales inducement benefits, incurred amounts under GMDB and other variable annuity benefit provisions and mortality and expense risk and other fees and correspondingly affect results of operations in any particular period. Similarly, the value of American Enterprise Life's structured investment portfolios is impacted by various market factors. Persistency of, or increases in, bond and loan default rates, among other factors, could result in negative adjustments to the market values of these investments in the future, which would adversely impact results of operations.

FORWARD-LOOKING STATEMENTS

This report includes forward-looking statements, which are subject to risks and uncertainties. The words "believe," "expect," "anticipate," "optimistic," "intend," "plan," "aim," "will," "may," "should," "could," "would," "likely," and similar expressions are intended to identify forward-looking statements. Readers are cautioned not to place undue reliance on these forward-looking statements, which speak only as of the date on which they are made. American Enterprise Life undertakes no obligation to update or revise any forward-looking statements. Factors that could cause actual results to differ materially from these forward-looking statements include, but are not limited to: fluctuation in the equity and fixed income markets, which can affect the amount and types of investment products sold by American Enterprise Life, and other fees received based on the value of those assets; American Enterprise Life's ability to recover Deferred Policy Acquisition Costs (DAC), as well as the timing of such DAC amortization, in connection with the sale of annuity products; changes in assumptions relating to DAC, which could impact the amount of DAC amortization; the ability to improve investment performance in American Enterprise Life's businesses, including attracting and retaining high-quality personnel; the success, timeliness and financial impact, including costs, cost savings and other benefits including increased revenues, of reengineering initiatives being implemented or considered by American Enterprise Life, including cost management, structural and strategic measures such as vendor, process, facilities and operations consolidation, outsourcing (including, among others, technologies operations), relocating certain functions to lower-cost overseas locations, moving internal and external functions to the Internet to save costs, and planned staff reductions relating to certain of such reengineering actions; the ability to control and manage operating, infrastructure, advertising and promotion and other expenses as business expands or changes, including balancing the need for longer-term investment spending; the potential negative effect on American Enterprise Life's businesses and infrastructure, including information technology, of terrorist attacks, disasters or other catastrophic events in the future; American Enterprise Life's ability to develop and roll out new and attractive products to clients in a timely manner; successfully cross-selling annuity products and services to AEFC's customer base; fluctuations in interest rates, which impacts American Enterprise Life's spreads in the insurance and annuity businesses; credit trends and the rate of bankruptcies which can affect returns on American Enterprise Life's investment portfolios; lower than anticipated spreads in the insurance and annuity business; the types and the value of certain death benefit features on variable annuity contracts; the affect of assessments and other surcharges for guaranty funds; the response of reinsurance companies under reinsurance contracts; the impact of reinsurance rates and the availability and adequacy of reinsurance to protect American Enterprise Life against losses; negative changes in American Enterprise Life's credit ratings; increasing competition in all American Enterprise Life's annuity business, which could affect both American Enterprise Life's financial condition and results of operations; changes in laws or government regulations; outcomes associated with litigation and compliance and regulatory matters.

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74   RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- PROSPECTUS

ADDITIONAL INFORMATION

INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE

To the extent and only to the extent that any statement in a document incorporated by reference into this prospectus is modified or superseded by a statement in this prospectus or in a later-filed document, such statement is hereby deemed so modified or superseded and not part of this prospectus. The Annual Report on Form 10-K for the year ended 2004 previously filed by American Enterprise Life with the SEC under the Securities Exchange Act of 1934 is incorporated by reference into this prospectus.

American Enterprise Life will furnish you without charge a copy of any or all of the documents incorporated by reference into this prospectus, including any exhibits to such documents which have been specifically incorporated by reference. We will do so upon receipt of your written or oral request. You can contact American Enterprise Life at the telephone number and address listed on the first page of this prospectus.

AVAILABLE INFORMATION

This prospectus is part of a registration statement we file with the SEC. Additional information on American Enterprise Life and on this offering is available in the registration statement. You can obtain copies of these materials at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549. You can obtain information on the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. The SEC also maintains an Internet site. In addition to this prospectus, the SAI and information about the contract, information incorporated by reference is available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

INDEMNIFICATION

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (Securities Act) may be permitted to directors and officers or persons controlling the registrant pursuant to the foregoing provisions, the registrant has been informed that in the opinion of the SEC such indemnification is against public policy as expressed in the Securities Act and is therefore unenforceable.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP, independent registered public accounting firm, have audited the consolidated financial statements of American Enterprise Life Insurance Company at Dec. 31, 2004 and 2003, and for each of the three years in the period ended Dec. 31, 2004, and the individual financial statements of the segregated asset subaccounts of American Enterprise Variable Annuity Account - American Express Endeavor Select(SM) Variable Annuity as of Dec. 31, 2004 and for each of the periods indicated therein, as set forth in their reports. We've included our financial statements in the prospectus and elsewhere in the registration statement in reliance on Ernst & Young LLP's reports, given on their authority as experts in accounting and auditing.

--------------------------------------------------------------------------------
75   RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- PROSPECTUS

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------


Report of Independent Registered Public Accounting Firm

THE BOARD OF DIRECTORS
AMERICAN ENTERPRISE LIFE INSURANCE COMPANY

We have audited the accompanying consolidated balance sheets of American Enterprise Life Insurance Company (a wholly owned subsidiary of American Express Financial Corporation) as of December 31, 2004 and 2003, and the related consolidated statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2004. These financial statements are the responsibility of American Enterprise Life Insurance Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of American Enterprise Life Insurance Company's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of American Enterprise Life Insurance Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of American Enterprise Life Insurance Company as of December 31, 2004 and 2003, and the results of its operations and its cash flows for each of the years in the period ended December 31, 2004, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 1 to the consolidated financial statements, in 2004 American Enterprise Life Insurance Company adopted the provision of the American Institute of Certified Public Accountants Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts."

                                                   /s/ Ernst & Young LLP

Minneapolis, Minnesota

February 18, 2005

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1

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

CONSOLIDATED BALANCE SHEETS

December 31, (Thousands, except share data)                                                             2004          2003

ASSETS
Investments: (Note 2)
Available-for-Sale:
   Fixed maturities, at fair value (amortized cost: 2004, $6,257,483; 2003, $6,539,561)            $6,368,833    $6,644,721
   Preferred and common stocks, at fair value (cost: 2004, $6,000; 2003, $6,000)                        6,246         6,191
Mortgage loans on real estate, at cost (less reserves: 2004, $6,862; 2003, $7,362)                    420,899       534,812
Other investments                                                                                       2,150         6,069
----------------------------------------------------------------------------------------------------------------------------
      Total investments                                                                             6,798,128     7,191,793

Cash and cash equivalents                                                                              47,356         9,065
Amounts due from brokers                                                                                   71           161
Other accounts receivable                                                                               4,299         3,572
Accrued investment income                                                                              67,655        70,591
Deferred policy acquisition costs (Note 3)                                                            299,708       296,722
Deferred sales inducement costs (Note 4)                                                               49,822        49,244
Other assets                                                                                            3,530         6,335
Separate account assets                                                                             1,878,620     1,108,160
----------------------------------------------------------------------------------------------------------------------------
      Total assets                                                                                 $9,149,189    $8,735,643
============================================================================================================================

LIABILITIES AND STOCKHOLDER'S EQUITY

Liabilities:
   Future policy benefits:
   Fixed annuities                                                                                 $6,325,427    $6,645,315
   Variable annuity guarantees (Note 4)                                                                 5,505            --
Policy claims and other policyholders' funds                                                            4,150         3,100
Amounts due to brokers                                                                                  6,962        75,070
Deferred income taxes, net                                                                             34,984        11,618
Other liabilities                                                                                      41,826        68,701
Separate account liabilities                                                                        1,878,620     1,108,160
----------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                                                             8,297,474     7,911,964
----------------------------------------------------------------------------------------------------------------------------

Commitments and contingencies
Stockholder's equity:
   Capital stock, $150 par value; 100,000 shares authorized, 20,000 shares issued and outstanding       3,000         3,000
   Additional paid-in capital                                                                         591,872       591,872
   Retained earnings                                                                                  199,175       177,545
   Accumulated other comprehensive income, net of tax:
      Net unrealized securities gains                                                                  62,082        60,078
      Net unrealized derivative losses                                                                 (4,414)       (8,816)
----------------------------------------------------------------------------------------------------------------------------
         Total accumulated other comprehensive income                                                  57,668        51,262
----------------------------------------------------------------------------------------------------------------------------
            Total stockholder's equity                                                                851,715       823,679
----------------------------------------------------------------------------------------------------------------------------
Total liabilities and stockholder's equity                                                         $9,149,189    $8,735,643
============================================================================================================================

See Notes to Consolidated Financial Statements.

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2

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

CONSOLIDATED STATEMENTS OF INCOME

Years ended December 31, (Thousands)                                                     2004           2003          2002

REVENUES

Net investment income                                                                 $376,487       $372,194      $292,067
Contractholder charges                                                                  11,211          7,528         6,505
Mortality and expense risk and other fees                                               24,801         13,749        12,452
Net realized gain on investments                                                         5,193         25,105             3
----------------------------------------------------------------------------------------------------------------------------
   Total                                                                               417,692        418,576       311,027
----------------------------------------------------------------------------------------------------------------------------

BENEFITS AND EXPENSES

Death and other benefits for investment contracts                                       15,438          6,342         8,970
Interest credited on investment contracts                                              226,033        262,399       217,545
Amortization of deferred policy acquisition costs                                       60,836         38,392        44,228
Other insurance and operating expenses                                                  72,185         54,739        92,461
----------------------------------------------------------------------------------------------------------------------------
   Total                                                                               374,492        361,872       363,204
----------------------------------------------------------------------------------------------------------------------------
Income (loss) before income tax provision (benefit) and accounting change               43,200         56,704       (52,177)
Income tax provision (benefit)                                                          18,008         19,075       (18,487)
----------------------------------------------------------------------------------------------------------------------------
Income (loss) before accounting change                                                  25,192         37,629       (33,690)
Cumulative effect of accounting change, net of tax benefit (Note 1)                     (3,562)            --            --
----------------------------------------------------------------------------------------------------------------------------
Net income (loss)                                                                     $ 21,630       $ 37,629     $ (33,690)
============================================================================================================================

See Notes to Consolidated Financial Statements.

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

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

CONSOLIDATED STATEMENTS OF CASH FLOWS

Years ended December 31, (Thousands)                                                     2004           2003          2002

CASH FLOWS FROM OPERATING ACTIVITIES

Net income (loss)                                                                    $  21,630    $    37,629   $   (33,690)
Adjustments to reconcile net income (loss) to net cash provided by (used in)
operating activities:
   Change in other accounts receivable                                                    (727)        (1,988)          228
   Change in accrued investment income                                                   2,936        (14,143)      (11,026)
   Change in deferred policy acquisition costs, net                                     (5,027)       (60,608)      (60,120)
   Change in policy claims and other policyholder's funds                                1,050         (5,950)        6,764
   Deferred income tax provision (benefit)                                              21,835         15,420        (3,725)
   Change in other assets and liabilities, net                                         (18,785)       (16,338)       16,173
   Amortization of premium (accretion of discount), net                                 26,459         23,699           167
   Net realized gain on investments                                                     (5,193)       (25,105)           (3)
   Cumulative effect of accounting change, net of tax benefit (Note 1)                   3,562             --            --
----------------------------------------------------------------------------------------------------------------------------
      Net cash provided by (used in) operating activities                               47,740        (47,384)      (85,232)
----------------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM INVESTING ACTIVITIES

Available-for-Sale securities:
   Sales                                                                               341,077      3,365,402     1,092,923
   Maturities, sinking fund payments and calls                                         400,057        875,785       500,348
   Purchases                                                                          (480,031)    (5,678,854)   (3,409,718)
Other investments:
   Sales, maturities, sinking fund payments and calls                                  126,676         72,281        64,988
   Purchases                                                                            (9,338)       (25,287)       (4,391)
   Change in amounts due to and from brokers, net                                      (68,018)      (910,172)      801,659
----------------------------------------------------------------------------------------------------------------------------
      Net cash provided by (used in) investing activities                              310,423     (2,300,845)     (954,191)
----------------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES

Activities related to investment contracts:
   Considerations received                                                             202,999      1,733,030     2,052,002
   Interest credited to account values                                                 226,033        262,399       217,545
   Surrenders and other benefits                                                      (748,904)      (756,827)     (621,646)
Capital contribution                                                                        --             --       250,000
----------------------------------------------------------------------------------------------------------------------------
      Net cash (used in) provided by financing activities                             (319,872)     1,238,602     1,897,901
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in cash and cash equivalents                                    38,291     (1,109,627)      858,478
Cash and cash equivalents at beginning of year                                           9,065      1,118,692       260,214
----------------------------------------------------------------------------------------------------------------------------
Cash and cash equivalents at end of year                                             $  47,356    $     9,065   $ 1,118,692
============================================================================================================================
Supplemental disclosures:
   Income taxes (refunded) paid                                                      $  (6,812)   $     3,266   $    12,761
   Interest on borrowings                                                            $     378    $       373   $        --

See Notes to Consolidated Financial Statements.

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4

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY

                                                                                    Accumulated Other
                                                                        Additional    Comprehensive                   Total
                                                            Capital      Paid-in     Income (Loss),   Retained    Stockholder's
For the three years ended December 31, 2004 (Thousands)      Stock       Capital       Net of Tax     Earnings       Equity
--------------------------------------------------------------------------------------------------------------------------------
Balance, December 31, 2001                                 $3,000       $341,872      $ (8,649)      $173,606      $509,829
Comprehensive income:
   Net loss                                                    --             --            --        (33,690)      (33,690)
   Net unrealized holding gains on Available-for-Sale
      securities arising during the year, net of
      deferred policy acquisition costs of ($23,026)
      and income tax provision of ($51,599)                    --             --        95,827             --        95,827
   Reclassification adjustment for gains on
      Available-for-Sale securities included in net loss,
      net of income tax provision of ($2,471)                  --             --        (4,589)            --        (4,589)
   Reclassification adjustment for losses on derivatives
      included in net income, net of income tax benefit
      of $4,542                                                --             --         8,436             --         8,436
                                                                                                                    -------
   Total comprehensive income                                  --             --            --             --        65,984
Capital contribution                                           --        250,000            --             --       250,000
--------------------------------------------------------------------------------------------------------------------------------

Balance, December 31, 2002                                  3,000        591,872        91,025        139,916       825,813
Comprehensive income:
   Net income                                                  --             --            --         37,629        37,629
   Net unrealized holding losses on Available-for-Sale
      securities arising during the year, net of
      deferred policy acquisition costs of $10,104 and
      income tax benefit of $14,632                            --             --       (27,174)            --       (27,174)
   Reclassification adjustment for gains on
      Available-for-Sale securities included in
      net income, net of income tax provision of ($9,157)      --             --       (17,006)            --       (17,006)
   Reclassification adjustment for losses on
      derivatives included in net income, net of
      income tax benefit of $2,378                             --             --         4,417             --         4,417
                                                                                                                    -------
   Total comprehensive loss                                    --             --            --             --        (2,134)
--------------------------------------------------------------------------------------------------------------------------------

Balance, December 31, 2003                                  3,000        591,872        51,262        177,545       823,679
Comprehensive income:
   Net income                                                  --             --            --         21,630        21,630
   Net unrealized holding losses on Available-for-Sale
      securities arising during the year, net of deferred
      policy acquisition costs of ($838), deferred sales
      inducement costs of ($2,325) and income tax
      provision of ($2,998)                                    --             --         5,569             --         5,569
   Reclassification adjustment for gains on
      Available-for-Sale securities included in net
      income, net of income tax provision of ($1,920)          --             --        (3,565)            --        (3,565)
   Reclassification adjustment for losses on derivatives
      included in net income, net of income tax benefit
      of $2,370                                                --             --         4,402             --         4,402
                                                                                                                    -------
   Total comprehensive income                                  --             --            --             --        28,036
--------------------------------------------------------------------------------------------------------------------------------
Balance, December 31, 2004                                 $3,000       $591,872      $ 57,668       $199,175      $851,715
================================================================================================================================

See Notes to Consolidated Financial Statements.

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5

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Notes To Consolidated Financial Statements

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nature of business

American Enterprise Life Insurance Company is a stock life insurance company organized under the laws of the State of Indiana. American Enterprise Life Insurance Company is a wholly owned subsidiary of IDS Life Insurance Company (IDS Life), a Minnesota Corporation. IDS Life is a wholly owned subsidiary of American Express Financial Corporation (AEFC). AEFC is a wholly-owned subsidiary of American Express Company. American Enterprise Life Insurance Company provides financial institution clients American Express branded financial products and wholesaling services to support its retail insurance and annuity operations. American Enterprise Life underwrites fixed and variable annuity contracts primarily through regional and national financial institutions and regional and/or independent broker-dealers, in all states except New York and New Hampshire. Effective in December 2004, American Enterprise Life Insurance Company received a Certificate of Authority to transact business in the State of New Hampshire. American Enterprise Life Insurance Company also owns American Enterprise REO 1, LLC which holds real estate investments. American Enterprise Life Insurance Company and its subsidiary are referred to collectively as "American Enterprise Life" in these Consolidated Financial Statements and notes thereto.

American Enterprise Life's principal products are deferred annuities which are issued primarily to individuals. It offers single premium and flexible premium deferred annuities on both a fixed and variable dollar basis. American Enterprise Life's fixed deferred annuities guarantee a relatively low annual interest rate during the accumulation period (the time before annuity payments begin). However, American Enterprise Life has the option of paying a higher rate set at its discretion. In addition, persons owning one type of annuity may have their interest calculated based on any increase in a broad-based stock market index.

Under American Enterprise Life's fixed and variable annuity products described above, the purchaser may choose among investment options that include American Enterprise Life's "general account" as well as from a variety of portfolios including common stocks, bonds, managed assets and/or short-term securities.

Basis of presentation

The accompanying Consolidated Financial Statements include the accounts of American Enterprise Life and its wholly owned subsidiary. All significant intercompany accounts and transactions have been eliminated in consolidation.

The accompanying Consolidated Financial Statements have been prepared in conformity with U.S. generally accepted accounting principles (GAAP) which vary in certain respects from reporting practices prescribed or permitted by the Indiana Department of Insurance as included in Note 6. Certain prior year amounts have been reclassified to conform to the current year's presentation.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Principles of Consolidation

American Enterprise Life consolidates all entities, in which it holds a greater than 50 percent voting interest. Entities in which American Enterprise Life holds a greater than 20 percent but less than 50 percent voting interest are accounted for under the equity method. All other investments are accounted for under the cost method unless American Enterprise Life determines that it exercises significant influence over the entity by means other than voting rights, in which case, these entities are either accounted for under the equity method or are consolidated, as appropriate.

Qualifying Special Purpose Entities (QSPEs) under Statement of Financial Accounting Standards (SFAS) No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," are not consolidated. Such QSPEs include a securitization trust containing American Enterprise Life's collateralized debt obligations (CDOs) described in Note 2.

--------------------------------------------------------------------------------
6

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Revenues

Net investment income

Net investment income predominantly consists of interest income earned on fixed maturity securities classified as Available-for-Sale, mortgage loans on real estate and other investments. Interest income is accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums and discounts on all performing fixed maturity securities classified as Available-for-Sale, excluding structured securities, and mortgage loans on real estate so that the related security or loan recognizes a constant rate of return on the outstanding balance throughout its term. Interest income on structured securities is recognized according to Emerging Issues Task Force (EITF) Issue No. 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets."

Contractholder charges

Contractholder charges include administrative charges and surrender charges on annuities and are recognized as revenue when collected.

Mortality and expense risk and other fees

Mortality and expense risk and other fees include risk fees and administration fees, which are generated directly and indirectly from American Enterprise Life's separate account assets. American Enterprise Life's mortality and expense risk and other fees are generally computed as a contractual rate generally based on the underlying asset values and are generally received monthly.

Net realized gain (loss) on investments

Realized gains and losses are recognized using the specific identification method, on a trade date basis, and charges are recorded when securities are determined to be other-than-temporarily impaired.

Balance Sheet

Investments

Available for sale fixed maturity and equity securities

Available-for-Sale investment securities are carried at fair value on the balance sheet with unrealized gains (losses) recorded in other accumulated comprehensive income (loss) within equity, net of income tax provisions (benefits) and net of adjustments in asset balances, such as deferred policy acquisition costs (DAC), to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized immediately. Gains and losses are recognized in results of operations upon disposition of the securities. In addition, losses are also recognized when management determines that a decline in value is other-than-temporary, which requires judgment regarding the amount and timing of recovery. Indicators of other-than-temporary impairment for debt securities include significant issuer downgrade, default or bankruptcy. American Enterprise Life also considers the extent to which cost exceeds fair value, the duration and size of that gap, and management's judgment about the issuer's current and prospective financial condition. Other than temporary impairment charges are recorded in net realized gains (losses) on investments within the Consolidated Statements of Income. Fair value is generally based on quoted market prices. However, American Enterprise Life's investment portfolio also contains structured investments of various asset quality, including collateralized debt obligations (CDOs) (backed by high-yield bonds), which are not readily marketable. As a result, the carrying values of these structured investments are based on future cash flow projections that require a significant degree of management judgment as to the amount and timing of cash payments, defaults and recovery rates of the underlying investments and, as such, are subject to change.

Mortgage loans on real estate

Mortgage loans on real estate reflect principal amounts outstanding less reserves for losses. The estimated fair value of the mortgage loans is determined by discounted cash flow analyses using mortgage interest rates currently offered for mortgages of similar maturities.

The reserve for losses is measured as the excess of the loan's recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate or the fair value of collateral. Additionally, the level of the reserve for losses considers other factors, including historical experience and current economic and political conditions. Management regularly evaluates the adequacy of the reserve for mortgage loan losses and believes it is adequate to absorb estimated losses in the portfolio.

American Enterprise Life generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

Other investments

Other investments principally include real estate, which is carried at amortized costs, which approximates estimated fair values.

--------------------------------------------------------------------------------
7

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Cash and cash equivalents

American Enterprise Life has defined cash equivalents to include other highly liquid investments with original maturities of 90 days or less.

Deferred policy acquisition costs

Deferred policy acquisition costs (DAC) represent the costs of acquiring new annuity business, principally direct sales commissions and other distribution and underwriting costs that have been deferred on the sale of annuity products. These costs are deferred to the extent they are recoverable from future profits. DAC for certain annuities are amortized as a percentage of estimated gross profits or as a portion of product interest margins depending on the products characteristics.

For American Enterprise Life's annuity products, the DAC balances at any reporting date are supported by projections that show management expects there to be adequate estimated gross profits or interest margins after that date to amortize the remaining DAC balances. These projections are inherently uncertain because they require management to make assumptions about financial markets, anticipated mortality and morbidity levels, and policyholder behavior over periods extending well into the future. Projection periods used for American Enterprise Life's annuity business are typically 10 to 25 years. Management regularly monitors financial market conditions and actual policyholder behavior experience and compares them to its assumptions. For annuity products, the assumptions made in projecting future results and calculating the DAC balance and DAC amortization expense are management's best estimates. Management is required to update these assumptions whenever it appears that, based on actual experience or other evidence, earlier estimates should be revised. When assumptions are changed, the percentage of estimated gross profits or portion of interest margins used to amortize DAC might also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in a decrease in DAC balance and an increase in DAC amortization expense while a decrease in amortization percentage will result in an increase in DAC balance and a decrease in DAC amortization expense. The impact on results of operations of changing assumptions can be either positive or negative in any particular period and is reflected in the period in which such changes are made.

Deferred sales inducement costs

Sales inducement costs consist of bonus interest credits and deposit credits added to certain annuity contract values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. These costs were previously included in DAC and were reclassified as part of the adoption of the American Institute of Certified Public Accountants Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (SOP 03-1). The amounts capitalized are amortized using the same methodology and assumptions used to amortize DAC.

Separate account assets and liabilities

Separate account assets and liabilities are funds held for exclusive benefit of variable annuity contractholders. American Enterprise Life receives fund administrative fees, mortality and expense risk fees, and minimum death benefit guarantee fees from the related accounts. American Enterprise Life's major source of revenue from variable annuities it sells are mortality and expense risk and other fees. In the fourth quarter of 2003, AEFC replaced IDS Life Insurance Company as the investment manager and assumed these duties for the mutual funds and retained IDS Life and its non-New York subsidiaries to provide underlying administrative services. Concurrent with the investment manager change, American Enterprise Life entered into an agreement with AEFC to receive fees for the services, other than investment management, that American Enterprise Life continues to provide the underlying proprietary mutual funds. American Enterprise Life's administrative service fees will vary with the market values of these proprietary mutual funds.

American Enterprise Life provides contractual mortality assurances to variable annuity contractholders that the net assets of separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and beneficiaries from the mortality assumptions implicit in the annuity contracts. American Enterprise Life makes periodic fund transfers to, or withdrawals from, the separate account assets for such actuarial adjustments for variable annuities that are in the benefit payment period. American Enterprise Life also guarantees that the rates at which administrative charges are deducted from contract funds will not exceed contractual maximums.

--------------------------------------------------------------------------------
8

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Derivative financial instruments and hedging activities

SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities," as amended, (SFAS 133) establishes accounting and reporting requirements for derivative financial instruments, including hedging activities. SFAS 133 requires that all derivatives are recognized on balance sheet at fair value as either assets or liabilities in American Enterprise Life's Consolidated Balance Sheets. The fair value of American Enterprise Life's derivative financial instruments are determined using either market quotes or valuation models that are based upon the net present value of estimated future cash flows and incorporate current market data inputs. American Enterprise Life reports its derivative assets and liabilities in other assets and other liabilities, respectively. The accounting for the change in the fair value of a derivative instrument depends on its intended use and the resulting hedge designation, if any. American Enterprise Life may, from time to time, have economic hedges that either do not qualify or are not designated for hedge accounting treatment under SFAS 133.

Liabilities for future policy benefits

Fixed annuities and variable annuity guarantees

Liabilities for fixed and variable deferred annuities are equal to accumulation values which are the cumulative gross deposits, credited interest and fund performance less withdrawals and mortality and expense risk charges.

The majority of the variable annuity contracts offered by American Enterprise Life contain guaranteed minimum death benefit (GMDB) provisions. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the contract accumulation value. American Enterprise Life also offers variable annuities with death benefit provisions that gross up the amount payable by a certain percentage of contract earnings; these are referred to as gain gross-up (GGU) benefits. In addition, American Enterprise Life offers contracts containing guaranteed minimum income benefit
(GMIB) and guaranteed minimum withdrawal benefit (GMWB) provisions.

Effective January 1, 2004, liabilities for these variable annuity death and GMIB benefits have been established under the American Institute of Certified Public Accountants Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (SOP 03-1). Actuarial models to simulate various equity market scenarios are used to project these benefits and contract assessments and include making significant assumptions related to customer asset value growth rates, mortality, persistency and investment margins. These assumptions, as well as their periodic review by management, are consistent with those used for DAC purposes. Prior to the adoption of SOP 03-1, amounts paid in excess of contract value were expensed. See "Application of Recent Accounting Standards" section below for further discussion regarding the impact of the adoption of SOP 03-1.

Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates, ranging from 4.6% to 9.5% at December 31, 2004, depending on year of issue, with an average rate of approximately 6.1% at December 31, 2004.

Income taxes

American Enterprise Life's taxable income is included in the consolidated federal income tax return of American Express Company. American Enterprise Life provides for income taxes on a separate return basis, except that, under an agreement between AEFC and American Express Company, tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of AEFC and its subsidiaries that AEFC will reimburse subsidiaries for all tax benefits.

Application of recent accounting standards

In June 2004, the Financial Accounting Standards Board (FASB) issued FASB Staff Position (FSP) FAS No. 97-1, "Situations in Which Paragraphs 17(b) and 20 of FASB Statement No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments (SFAS No. 97), Permit or Require Accrual of an Unearned Revenue Liability" (FSP 97-1). The implementation of Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (SOP 03-1), raised a question regarding the interpretation of the requirements of SFAS No. 97 concerning when it is appropriate to record an unearned revenue liability. FSP 97-1 clarifies that SFAS No. 97 is clear in its intent and language, and requires the recognition of an unearned revenue liability for amounts that have been assessed to compensate insurers for services to be performed over future periods. SOP 03-1 describes one situation, when assessments result in profits followed by losses, where an unearned revenue liability is required. SOP 03-1 does not amend SFAS No. 97 or limit the recognition of an unearned revenue liability to the situation described in SOP 03-1. The guidance in FSP 97-1 is effective for financial statements for fiscal periods beginning after June 18, 2004. The adoption of FSP 97-1 did not have a material impact on American Enterprise Life's consolidated financial condition or results of operations. See Note 4 and below for further discussion of SOP 03-1.

--------------------------------------------------------------------------------
9

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

In July 2003, the American Institute of Certified Public Accountants issued SOP 03-1 effective for fiscal years beginning after December 15, 2003. SOP 03-1 provides guidance on separate account presentation and accounting for interests in separate accounts. Additionally, SOP 03-1 provides clarifying guidance as to the recognition of bonus interest and other sales inducement benefits and the presentation of any deferred amounts in the financial statements. Lastly, SOP 03-1 requires insurance enterprises to establish additional liabilities for benefits that may become payable under variable annuity death benefit guarantees or other insurance or annuity contract provisions. Where an additional liability is established, the recognition of this liability will then be considered in amortizing deferred policy acquisition costs (DAC) and any deferred sales inducement costs associated with those insurance or annuity contracts.

The adoption of SOP 03-1 as of January 1, 2004, resulted in a cumulative effect of accounting change that reduced first quarter of 2004 results by $3.6 million ($5.5 million pretax). The cumulative effect of accounting change related to establishing additional liabilities for certain variable annuity guaranteed benefits ($3.4 million) and from considering these liabilities in valuing. Prior to the adoption of SOP 03-1, amounts paid in excess of contract value were expensed when payable. Amounts expensed in 2004 which include the establishment of these additional liabilities were $7.6 million (of which $3.4 million was part of the adoption change discussed above) as compared to amounts expensed in 2003 and 2002 of $2.9 million and $6.4 million, respectively. American Enterprise Life's accounting for separate accounts was already consistent with the provisions of SOP 03-1 and, therefore, there was no impact related to this requirement.

The AICPA released a series of technical practice aids (TPAs) in September 2004 which provide additional guidance related to, among other things, the definition of an insurance benefit feature and the definition of policy assessments in determining benefit liabilities, as described within SOP 03-1. The TPAs did not have a material effect on American Enterprise Life's calculation of liabilities that were recorded in the first quarter of 2004 upon adoption of SOP 03-1.

In April 2003, the FASB issued SFAS No. 149, "Amendment of Statement 133 on Derivative Instruments and Hedging Activities." The Statement amends and clarifies accounting for derivative instruments embedded in other contracts and for hedging activities under SFAS 133. The adoption of this Statement did not have a material impact on American Enterprise Life's financial statements.

In January 2003, the FASB issued Interpretation No. 46, "Consolidation of Variable Interest Entities" (FIN 46), which addresses consolidation by business enterprises of variable interest entities (VIEs) and was subsequently revised in December 2003. FIN 46 was effective for American Enterprise Life as of December 31, 2003. FIN 46 does not impact the accounting for qualifying special purpose entities as defined by Statement of Financial Accounting Standards (SFAS) No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," such as American Enterprise Life's CDO-related securitization trust established in 2001. That trust contains a majority of American Enterprise Life's rated CDOs whose retained interest in the trust had a carrying value of $41.1 million at December 31, 2003, of which $30.3 million is considered investment grade. Additionally, there were no other impacts on the financial statements as of December 31, 2003.

In November 2003, the FASB ratified a consensus on the disclosure provisions of Emerging Issues Task Force Issue 03-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments" (EITF 03-1). American Enterprise Life complied with the disclosure provisions of this rule in Note 1 to the Consolidated Financial Statements included in its Annual Report on Form 10-K for the year ended December 31, 2003. In March 2004, the FASB reached a consensus regarding the application of a three-step impairment model to determine whether investments accounted for in accordance with SFAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities," and other cost method investments are other-than-temporary impaired. However, with the issuance of FSP EITF 03-1-1, "Effective Date of Paragraphs 10-20 of EITF 03-1," on September 30, 2004, the provisions of the consensus relating to the measurement and recognition of other-than temporary impairments will be deferred pending further clarification from the FASB. The remaining provisions of this rule, which primarily relate to disclosure requirements, are required to be applied prospectively to all current and future investments accounted for in accordance with SFAS No. 115 and other cost method investments. American Enterprise Life will evaluate the potential impact of EITF 03-1 after the FASB completes its reassessment.

--------------------------------------------------------------------------------
10

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

2. INVESTMENTS

Available for Sale Investments

Investments classified as Available-for-Sale at December 31, 2004 are distributed by type as presented below:

                                                                                          December 31, 2004
----------------------------------------------------------------------------------------------------------------------------
                                                                                        Gross          Gross
                                                                                     Unrealized     Unrealized       Fair
(Thousands)                                                                Cost         Gains         Losses         Value
----------------------------------------------------------------------------------------------------------------------------
Fixed maturities:
   Mortgage and other asset-backed securities                         $2,719,323      $ 31,234       $(11,301)   $2,739,256
   Corporate debt securities                                           2,715,114        88,129         (9,854)    2,793,389
   Foreign corporate bonds and obligations                               638,653        22,603         (3,419)      657,837
   U.S. Government and agencies obligations                              102,245           310            (71)      102,484
   Structured investments(a)                                              47,968            --         (6,194)       41,774
   State and municipal obligations                                        30,239           302           (878)       29,663
   Foreign government bonds and obligations                                3,941           489             --         4,430
----------------------------------------------------------------------------------------------------------------------------
Total fixed maturities                                                 6,257,483       143,067        (31,717)    6,368,833
Preferred and common stocks                                                6,000           246             --         6,246
----------------------------------------------------------------------------------------------------------------------------
   Total                                                              $6,263,483      $143,313       $(31,717)   $6,375,079
----------------------------------------------------------------------------------------------------------------------------

(a) Includes unconsolidated CDOs.

Investments classified as Available-for-Sale at December 31, 2003 are distributed by type as presented below:

                                                                                          December 31, 2003
----------------------------------------------------------------------------------------------------------------------------
                                                                                        Gross          Gross
                                                                                     Unrealized     Unrealized       Fair
(Thousands)                                                                Cost         Gains         Losses         Value
----------------------------------------------------------------------------------------------------------------------------
Fixed maturities:
   Mortgage and other asset-backed securities                         $3,066,446      $ 37,207       $(22,106)   $3,081,547
   Corporate debt securities                                           2,731,449        98,784        (18,067)    2,812,166
   Foreign corporate bonds and obligations                               570,645        23,247         (6,055)      587,837
   U.S. Government and agencies obligations                               87,614           741            (19)       88,336
   Structured investments(a)                                              49,232            --         (8,106)       41,126
   State and municipal obligations                                        30,238           322         (1,062)       29,498
   Foreign government bonds and obligations                                3,937           274             --         4,211
----------------------------------------------------------------------------------------------------------------------------
Total fixed maturities                                                 6,539,561       160,575        (55,415)    6,644,721
Preferred and common stocks                                                6,000           191             --         6,191
----------------------------------------------------------------------------------------------------------------------------
   Total                                                              $6,545,561      $160,766       $(55,415)   $6,650,912
----------------------------------------------------------------------------------------------------------------------------

(a) Includes unconsolidated CDOs.

The following table provides information about Available-for-Sale investments with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2004:

(Thousands)                                                 Less than 12 months     12 months or more             Total
-----------------------------------------------------------------------------------------------------------------------------
                                                           Fair      Unrealized   Fair       Unrealized   Fair     Unrealized
Description of securities                                  Value       Losses     Value        Losses     Value      Losses
-----------------------------------------------------------------------------------------------------------------------------
Mortgage and other asset-backed securities             $  963,075    $ (5,848)  $151,475    $ (5,453) $1,114,550   $(11,301)
Corporate debt securities                                 489,190      (3,892)   214,895      (5,962)    704,085     (9,854)
Foreign corporate bonds and obligations                   120,722      (1,157)   103,192      (2,262)    223,914     (3,419)
U.S. Government and agencies obligations                   71,002         (56)       533         (15)     71,535        (71)
Structured investments                                         --          --     41,774      (6,194)     41,774     (6,194)
State and municipal obligations                                --          --     22,126        (878)     22,126       (878)
-----------------------------------------------------------------------------------------------------------------------------
   Total                                               $1,643,989    $(10,953)  $533,995    $(20,764) $2,177,984   $(31,717)
-----------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
11

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

In evaluating potential other-than-temporary impairments, American Enterprise Life considers the extent to which amortized costs exceeds fair value and the duration and size of that difference. A key metric in performing this evaluation is the ratio of fair value to amortized cost. The following table summarizes the unrealized losses by ratio of fair value to cost as of December 31, 2004:

(Millions, except
number of securities)         Less than 12 months                  12 months or more                         Total
-------------------------------------------------------------------------------------------------------------------------------
                                               Gross                              Gross                               Gross
Ratio of Fair Value    Number of             Unrealized   Number of             Unrealized    Number of             Unrealized
to Amortized Cost      Securities Fair Value   Losses     Securities Fair Value   Losses      Securities Fair Value   Losses
-------------------------------------------------------------------------------------------------------------------------------
95% - 100%                176      $1,644      $(11)           58       $473       $(14)         234       $2,117      $(25)
90% - 95%                  --          --        --             1         19         (1)           1           19        (1)
80% - 90%                  --          --        --             2         42         (6)           2           42        (6)
Less than 80%              --          --        --            --         --         --           --           --        --
-------------------------------------------------------------------------------------------------------------------------------
   Total                  176      $1,644      $(11)           61       $534       $(21)         237       $2,178      $(32)
-------------------------------------------------------------------------------------------------------------------------------

Substantially all of the gross unrealized losses on the securities are attributable to changes in interest rates. Credit spreads and specific credit events associated with individual issuers can also cause unrealized losses although these impacts are not significant as of December 31, 2004. As noted in the table above, a significant portion of the unrealized loss relates to securities that have a fair value to cost ratio of 95% or above resulting in an overall 99% ratio of fair value to cost for all securities with an unrealized loss. The holding with the largest unrealized loss relates to the retained interest in a CDO securitization trust which accounts for all of the unrealized losses for securities with an unrealized loss for twelve months or more and a fair value to cost ratio in the 80-90% category. With regard to this security, American Enterprise Life estimates future cash flows through maturity (2014) on a quarterly basis using judgment as to the amount and timing of cash payments and defaults and recovery rates of the underlying investments. These cash flows support full recovery of American Enterprise Life's carrying value related to the retained interest in the CDO securitization trust as of December 31, 2004. All of the unrealized losses for securities with an unrealized loss for twelve months or more and a fair value to cost ratio in the 80-90% category primarily relates to a foreign government bond obligation for which American Enterprise Life expects that all contractual principal and interest will be received. The unrealized losses in the other categories are not concentrated in any individual industries or with any individual securities.

American Enterprise Life monitors the investments and metrics discussed above on a quarterly basis to identify and evaluate investments that have indications of possible other-than-temporary impairment. See the Investments section of Note 1 for information regarding American Enterprise Life's policy for determining when an investment's decline in value is other-than-temporary. Additionally, American Enterprise Life has the ability and intent to hold these securities for a time sufficient to recover its amortized cost and has, therefore, concluded that none are other-than-temporarily impaired at December 31, 2004.

The change in net unrealized securities gains (losses) recognized in accumulated other comprehensive income includes three components: (i) unrealized gains (losses) that arose from changes in market value of securities that were held during the period (holding gains (losses)), (ii) gains (losses) that were previously unrealized, but have been recognized in current period net income due to sales and other-than-temporary impairments of Available-for-Sale securities (reclassification for realized (gains) losses) and (iii) other items primarily consisting of adjustments in asset balances, such as deferred policy acquisition costs (DAC), to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized immediately.

The following is a distribution of investments classified as Available-for-Sale by maturity at December 31, 2004:

                                                                                                    Amortized       Fair
(Thousands)                                                                                            Cost         Value
----------------------------------------------------------------------------------------------------------------------------
Due within 1 year                                                                                  $  161,971    $  165,007
Due after 1 through 5 years                                                                           866,473       893,440
Due after 5 through 10 years                                                                        2,289,375     2,356,475
Due after 10 years                                                                                    172,373       172,881
----------------------------------------------------------------------------------------------------------------------------
                                                                                                    3,490,192     3,587,803
Mortgage and other asset-backed securities                                                          2,719,323     2,739,256
Structured investments                                                                                 47,968        41,774
Preferred and common stocks                                                                             6,000         6,246
----------------------------------------------------------------------------------------------------------------------------
Total                                                                                              $6,263,483    $6,375,079
----------------------------------------------------------------------------------------------------------------------------

The expected payments on mortgage and other asset-backed securities and structured investments may not coincide with their contractual maturities. As such, these securities, as well as preferred and common stocks, were not included in the maturities distribution.

--------------------------------------------------------------------------------
12

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

At December 31, 2004 and 2003, fixed maturity securities comprised approximately 94 and 92 percent of American Enterprise Life's total investments. These securities are rated by Moody's and Standard & Poor's (S&P), except for approximately $139.3 million and $132.6 million of securities at December 31, 2004 and 2003, which are rated by American Enterprise Life's internal analysts using criteria similar to Moody's and S&P. Ratings on investment grade securities (excluding net unrealized appreciation and depreciation) are presented using S&P's convention and, if the two agencies' ratings differ, the lower rating is used. A summary, by rating on December 31, is as follows:

Rating                                                                                                    2004          2003
----------------------------------------------------------------------------------------------------------------------------
AAA                                                                                                        47%           50%
AA                                                                                                          2             2
A                                                                                                          19            18
BBB                                                                                                        24            23
Below investment grade                                                                                      8             7
----------------------------------------------------------------------------------------------------------------------------
   Total                                                                                                  100%          100%
----------------------------------------------------------------------------------------------------------------------------

At December 31, 2004 and 2003, approximately 63 percent and 92 percent of the securities rated AAA are GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer were greater than ten percent of stockholder's equity.

The table below includes sales, maturities, and purchases of investments classified as Available-for-Sale for the years ended December 31:

(Thousands)                                                                              2004           2003          2002
----------------------------------------------------------------------------------------------------------------------------
Sales                                                                                 $341,077     $3,365,402    $1,092,923
Maturities, sinking fund payments and calls                                           $400,057     $  875,785    $  500,348
Purchases                                                                             $480,031     $5,678,854    $3,409,718
----------------------------------------------------------------------------------------------------------------------------

Included in net realized gains and losses are gross realized gains and losses on sales of securities, as well as other-than-temporary losses on investments, classified as Available-for-Sale as noted in the following table for years ended December 31:

(Thousands)                                                                              2004           2003          2002
----------------------------------------------------------------------------------------------------------------------------
Gross realized gains from sales                                                        $ 9,464       $ 65,739      $ 38,205
Gross realized losses from sales                                                       $(3,980)      $(30,254)     $(17,579)
Other-than-temporary impairments                                                       $    --       $ (9,323)     $(14,558)
----------------------------------------------------------------------------------------------------------------------------

As of December 31, 2004, American Enterprise Life's structured investments, which are classified as Available-for-Sale, include interests in CDOs. CDOs are investments backed by high-yield bonds or loans and are not readily marketable. American Enterprise Life invested in CDOs as part of its overall investment strategy in order to offer competitive rates to insurance and annuity contractholders.

During 2001 American Enterprise Life placed a majority of its rated CDO securities and related accrued interest (collectively referred to as transferred assets), having an aggregate book value of $53.6 million, into a securitization trust. In return, American Enterprise Life received $7.1 million in cash (excluding transaction expenses) relating to sales to unaffiliated investors and retained interests with allocated book amounts aggregating $46.5 million. As of December 31, 2004, the retained interests had a carrying value of $41.8 million, of which $31.0 million is considered investment grade and are accounted for in accordance with EITF Issue 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets." One of the results of this transaction is that increases and decreases in future cash flows of the individual CDOs are combined into one overall cash flow for purposes of determining the carrying value of the retained interests and related impact on results of operations.

At December 31, 2004 and 2003, bonds carried at $4.2 million and $3.5 million, respectively, were on deposit with various states as required by law.

--------------------------------------------------------------------------------
13

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Mortgage loans on real estate loans

Mortgage loans are first mortgages on real estate. American Enterprise Life holds the mortgage document, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreements. Mortgage loan fundings are restricted by state insurance regulatory authorities to 80 percent or less of the market value of the real estate at the time of origination of the loan. Commitments to fund mortgages are made in the ordinary course of business. The estimated fair value of the mortgage commitments as of December 31, 2004 and 2003 was not material.

The following is a summary of mortgage loans on real estate loans at December
31:

(Thousands)                                                                                             2004          2003
----------------------------------------------------------------------------------------------------------------------------
Mortgage loans on real estate                                                                        $427,761      $542,174
Mortgage loans on real estate reserves                                                                 (6,862)       (7,362)
----------------------------------------------------------------------------------------------------------------------------
Net mortgage loans                                                                                   $420,899      $534,812
----------------------------------------------------------------------------------------------------------------------------

At December 31, 2004 and 2003, American Enterprise Life's recorded investment in impaired mortgage loans on real estate was nil and $2.8 million, with a reserve of nil and $1.0 million, respectively. During 2004 and 2003, the average recorded investment in impaired mortgage loans on real estate was $1.5 million and $6.6 million, respectively. American Enterprise Life recognized $0.1 million, $0.2 million and $0.3 million of interest income related to impaired mortgage loans on real estate for the years ended December 31, 2004, 2003 and 2002, respectively.

The balances of and changes in the total reserve for mortgage loan losses as of and for the years ended December 31, are as follows:

(Thousands)                                                                               2004           2003          2002
-----------------------------------------------------------------------------------------------------------------------------
Balance, January 1                                                                     $ 7,362        $10,812       $ 5,067
Provision for mortgage loan losses                                                         661            281         6,079
Foreclosures, write-offs and other                                                      (1,161)        (3,731)         (334)
-----------------------------------------------------------------------------------------------------------------------------
Balance, December 31                                                                   $ 6,862        $ 7,362       $10,812
-----------------------------------------------------------------------------------------------------------------------------

Concentration of credit risk of mortgage loans on real estate by region at December 31 were:

                                                                             December 31, 2004           December 31, 2003
-----------------------------------------------------------------------------------------------------------------------------
(Thousands)                                                              On Balance     Funding        On Balance   Funding
Region                                                                      Sheet     Commitments         Sheet   Commitments
-----------------------------------------------------------------------------------------------------------------------------
East North Central                                                        $ 81,737        $ --          $ 99,371     $1,000
West North Central                                                          74,452          --            88,961         --
South Atlantic                                                              96,011         240           118,183         --
Middle Atlantic                                                             51,082          --            75,056         --
New England                                                                 16,483          --            25,229         --
Pacific                                                                     20,073          --            24,607         --
West South Central                                                          24,585          --            25,724         --
East South Central                                                          10,112          --            10,696         --
Mountain                                                                    53,226          --            74,347         --
-----------------------------------------------------------------------------------------------------------------------------
                                                                           427,761         240           542,174      1,000
Less reserves for losses                                                    (6,862)         --            (7,362)        --
-----------------------------------------------------------------------------------------------------------------------------
   Total                                                                  $420,899        $240          $534,812     $1,000
-----------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
14

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Concentration of credit risk of mortgage loans on real estate by property type at December 31 were:

                                                                            December 31, 2004           December 31, 2003
-----------------------------------------------------------------------------------------------------------------------------
(Thousands)                                                              On Balance     Funding        On Balance   Funding
 Property type                                                              Sheet     Commitments         Sheet   Commitments
-----------------------------------------------------------------------------------------------------------------------------
Department/retail stores                                                  $ 94,284        $ --          $139,417     $   --
Apartments                                                                  89,977          --           113,746         --
Office buildings                                                           154,259         240           169,904      1,000
Industrial buildings                                                        48,087          --            60,275         --
Hotels/motels                                                               25,802          --            33,091         --
Medical buildings                                                           10,890          --            18,694         --
Nursing/retirement homes                                                        --          --             2,413         --
Mixed use                                                                    4,462          --             4,634         --
-----------------------------------------------------------------------------------------------------------------------------
                                                                           427,761         240           542,174      1,000
Less reserves for losses                                                    (6,862)         --            (7,362)        --
-----------------------------------------------------------------------------------------------------------------------------
   Total                                                                  $420,899        $240          $534,812     $1,000
-----------------------------------------------------------------------------------------------------------------------------

Sources of investment income and realized gains (losses) on investments

Net investment income for the years ended December 31 is summarized as follows:

(Thousands)                                                                              2004           2003          2002
----------------------------------------------------------------------------------------------------------------------------
Income on fixed maturities                                                            $328,164       $321,420      $239,084
Income on mortgage loans on real estate                                                 36,329         42,482        47,697
Other investments                                                                       12,236         11,600         8,874
----------------------------------------------------------------------------------------------------------------------------
                                                                                       376,729        375,502       295,655
Less investment expenses                                                                   242          3,308         3,588
----------------------------------------------------------------------------------------------------------------------------
   Total                                                                              $376,487       $372,194      $292,067
----------------------------------------------------------------------------------------------------------------------------

Net realized gains (losses) on investments for the years ended December 31 is summarized as follows:

(Thousands)                                                                              2004           2003          2002
----------------------------------------------------------------------------------------------------------------------------
Fixed maturities                                                                        $5,484        $26,162       $ 6,068
Mortgage loans on real estate                                                             (288)        (1,082)       (6,076)
Other investments                                                                           (3)            25            11
----------------------------------------------------------------------------------------------------------------------------
   Total                                                                                $5,193        $25,105        $    3
----------------------------------------------------------------------------------------------------------------------------

3. DEFERRED POLICY ACQUISITION COSTS

The balances of and changes in deferred policy acquisition costs as of and for the years ended December 31, were:

(Thousands)                                                                              2004           2003          2002
----------------------------------------------------------------------------------------------------------------------------
Balance, January 1,                                                                   $296,722       $226,010      $188,915
SOP 03-1 adoption impact                                                                 1,204             --            --
Capitalization of expenses                                                              76,378         99,000       104,349
Amortization                                                                           (60,836)       (38,392)      (44,228)
Change in unrealized investment (losses) gains                                         (13,760)        10,104       (23,026)
----------------------------------------------------------------------------------------------------------------------------
Balance, December 31,                                                                 $299,708       $296,722      $226,010
----------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
15

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

4. VARIABLE ANNUITY GUARANTEES AND SALES INDUCEMENT COSTS

The majority of the variable annuity contracts offered by American Enterprise Life contain guaranteed minimum death benefit (GMDB) provisions. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the contract accumulation value. American Enterprise Life also offers variable annuities with death benefit provisions that gross up the amount payable by a certain percentage of contract earnings; these are referred to as gain gross-up (GGU) benefits. In addition, American Enterprise Life offers contracts containing guaranteed minimum income benefit
(GMIB) provisions. If elected by the contract owner and after a stipulated waiting period from contract issuance, a GMIB guarantees a minimum lifetime annuity based on a specified rate of contract accumulation value growth and predetermined annuity purchase rates. American Enterprise Life has established additional liabilities for these variable annuity death and GMIB benefits under SOP 03-1. American Enterprise Life has not established additional liabilities for other insurance or annuitization guarantees for which the risk is currently immaterial.

The variable annuity death benefit liability is determined each period by estimating the expected value of death benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated meaningful life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees). Similarly, the GMIB liability is determined each period by estimating the expected value of annuitization benefits in excess of the projected contract accumulation value at the date of annuitization and recognizing the excess over the estimated meaningful life based on expected assessments.

In determining the additional liabilities for variable annuity death benefits and GMIB, American Enterprise Life projects these benefits and contract assessments using actuarial models to simulate various equity market scenarios. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency and investment margins and are consistent with those used for DAC asset valuation for the same contracts. As with DAC, management will review, and where appropriate, adjust its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management will review and update these assumptions annually in the third quarter of each year.

The following provides summary information related to variable annuity contracts for which American Enterprise Life has established additional liabilities for death benefits and guaranteed minimum income benefits as of December 31:

------------------------------------------------------------------------------------------------------------------------------------
Variable Annuity GMDB and GMIB by Benefit Type
(Dollar amounts in millions)                                                                                 2004            2003
------------------------------------------------------------------------------------------------------------------------------------
Contracts with GMDB Providing for Return of Premium       Total Contract Value                           $1,205.8        $1,066.7
                                                          Contract Value in Separate Accounts            $  334.0        $  142.0
                                                          Net Amount at Risk*                            $    4.4        $    7.4
                                                          Weighted Average Attained Age                        64              66
------------------------------------------------------------------------------------------------------------------------------------
Contracts with GMDB Providing for One Year Ratchet        Total Contract Value                           $1,941.9        $1,467.7
                                                          Contract Value in Separate Accounts            $1,287.2        $  791.3
                                                          Net Amount at Risk*                            $   52.4        $   79.1
                                                          Weighted Average Attained Age                        64              62
------------------------------------------------------------------------------------------------------------------------------------
Contracts with Other GMDB                                 Total Contract Value                           $  305.5        $  244.6
                                                          Contract Value in Separate Accounts            $  236.3        $  169.2
                                                          Net Amount at Risk*                            $   11.7        $   20.3
                                                          Weighted Average Attained Age                        64              62
------------------------------------------------------------------------------------------------------------------------------------
Contracts with GGU Death Benefit                          Total Contract Value                           $  103.3        $   77.1
                                                          Contract Value in Separate Accounts            $   66.0        $   38.7
                                                          Net Amount at Risk*                            $    3.8        $    1.1
                                                          Weighted Average Attained Age                        64              63
------------------------------------------------------------------------------------------------------------------------------------
Contracts with GMIB                                       Total Contract Value                           $  579.5        $  349.9
                                                          Contract Value in Separate Accounts            $  497.6        $  263.0
                                                          Net Amount at Risk*                            $   11.9        $   23.0
                                                          Weighted Average Attained Age                        59              59
------------------------------------------------------------------------------------------------------------------------------------

* Represents current death benefit less total contract value for GMDB, amount of gross up for GGU and accumulated guaranteed minimum benefit base less total contract value for GMIB and assumes the actuarially remote scenario that all claims become payable on the same day.

------------------------------------------------------------------------------------------------------------------------------------
Additional Liabilities and Incurred Benefits                                                             GMDB & GGU           GMIB
------------------------------------------------------------------------------------------------------------------------------------
For the year ended December 31, 2004                      Liability balance at January 1                     $1.2            $2.2
                                                          Reported claims                                    $2.1             $--
                                                          Liability balance at December 31                   $2.5            $3.0
                                                          Incurred claims (reported + change in liability)   $3.4            $0.8
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
16

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

The additional liabilities for guaranteed benefits established under SOP 03-1 are supported by general account assets. Changes in these liabilities are included in death and other benefits in the Consolidated Statements of Income.

Contract values in separate accounts were invested in various equity, bond and other funds as directed by the contractholder. No gains or losses were recognized on assets transferred to separate accounts for the periods presented.

Sales inducement costs consist of bonus interest credits and deposit credits added to certain annuity contract values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. These costs were previously included in DAC and were reclassified as part of the adoption of SOP 03-1. The amounts capitalized are amortized using the same methodology and assumptions used to amortize DAC. American Enterprise Life capitalized $13.5 million and $21.9 million for the years ended December 31, 2004 and 2003, respectively. American Enterprise Life amortized $9.7 million and $7.2 million for the years ended December 31, 2004 and 2003, respectively.

5. INCOME TAXES

American Enterprise Life qualifies as a life insurance company for federal income tax purposes. As such, American Enterprise Life is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The components of income tax provision (benefit) included in the Consolidated Statements of Income for the years ended December 31 were as follows:

(Thousands)                                                                              2004           2003          2002
----------------------------------------------------------------------------------------------------------------------------
Federal income taxes
   Current                                                                            $ (2,895)       $ 3,371      $(15,096)
   Deferred                                                                             21,835         15,420        (3,725)
----------------------------------------------------------------------------------------------------------------------------
                                                                                        18,940         18,791       (18,821)
State income taxes-current                                                                (932)           284           334
----------------------------------------------------------------------------------------------------------------------------
Income tax provision (benefit) before accounting change                                $18,008        $19,075      $(18,487)
----------------------------------------------------------------------------------------------------------------------------

A reconciliation of the expected federal income tax provision using the U.S. federal statutory rate of 35% to American Enterprise Life's actual income tax provision for the years ended December 31 were as follows:

(Thousands)                                                       2004                    2003                   2002
----------------------------------------------------------------------------------------------------------------------------
Combined tax at U.S. statutory rate                        $15,120    35.0%      $19,846      35.0%     $(18,262)    (35.0)%
Changes in taxes resulting from:
   Tax-preferred investments, including municipal bonds       (732)   (1.9)         (485)     (0.8)          (62)     (0.1)
   Tax-exempt element of dividend income
   State and local income taxes                               (605)   (1.6)          184       0.3           217       0.4
   All other                                                 4,225    11.2          (470)     (0.9)         (380)     (0.7)
----------------------------------------------------------------------------------------------------------------------------
Income tax provision before accounting change              $18,008    42.7%      $19,075      33.6%     $(18,487)    (35.4)%
============================================================================================================================

Deferred income tax provision (benefit) results from differences between assets and liabilities measured for financial reporting and for income tax return purposes. The significant components of American Enterprise Life's deferred tax assets and liabilities as of December 31, 2004 and 2003 are reflected in the following table:

(Thousands)                                                                                             2004          2003
----------------------------------------------------------------------------------------------------------------------------
Deferred tax assets:
   Policy reserves                                                                                   $112,410      $ 64,080
   Other investments                                                                                      894        41,543
   Other                                                                                                5,630           412
----------------------------------------------------------------------------------------------------------------------------
Total                                                                                                 118,934       106,035
----------------------------------------------------------------------------------------------------------------------------

Deferred tax liabilities:
   Deferred policy acquisition costs                                                                   86,547        90,050
   Deferred taxes related to net unrealized securities gains                                           36,682        27,603
   Other                                                                                               30,689            --
----------------------------------------------------------------------------------------------------------------------------
Total                                                                                                 153,918       117,653
----------------------------------------------------------------------------------------------------------------------------
Net deferred tax liability                                                                           $ 34,984      $ 11,618
----------------------------------------------------------------------------------------------------------------------------

American Enterprise Life is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that American Enterprise Life will realize the benefit of the deferred income tax assets and, therefore, no such valuation allowance has been established.

--------------------------------------------------------------------------------
17

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

6. STATUTORY CAPITAL AND SURPLUS

Statutory capital and surplus available for distribution or dividends to IDS Life are limited to American Enterprise Life's surplus as determined in accordance with accounting practices prescribed by state insurance regulatory authorities. American Enterprise Life's statutory unassigned deficit aggregated $69.0 million and $99.1 million as of December 31, 2004 and 2003, respectively; therefore, any dividend or distribution in 2005 would require approval of the Department of Insurance of the State of Indiana.

Statutory net income (loss) for the years ended December 31 and capital and surplus as of December 31 are summarized as follows:

(Thousands)                                                                              2004           2003          2002
----------------------------------------------------------------------------------------------------------------------------
Statutory net income (loss)                                                           $ 47,380       $  6,483     $ (85,113)
Statutory capital and surplus                                                          525,885        495,816       493,339

7. RELATED PARTY TRANSACTIONS

American Enterprise has no employees. Charges by IDS Life for use of joint facilities, technology support, marketing services and other services aggregated $64.9 million, $56.3 million, and $44.5 million for 2004, 2003 and 2002, respectively. Certain of these costs are included in DAC. Expenses allocated to American Enterprise Life may not be reflective of expenses that would have been incurred by American Enterprise Life on a stand-alone basis.

In connection with AEFC being named the investment manager for the proprietary mutual funds used as investment options by American Enterprise Life's variable annuity and variable life insurance contract owners in the fourth quarter of 2003, and, as discussed in "Separate account assets and liabilities" section of
Note 1 herein, AEFC receives management fees from these funds. American Enterprise Life continues to provide all fund management services, other than investment management, and has entered into an administrative services agreement with AEFC to be compensated for the services American Enterprise Life provides. For the years ended December 31, 2004 and 2003 American Enterprise Life received under this arrangement, $1.1 million and $0.1 million, respectively.

Included in other liabilities at December 31, 2004 and 2003 are $6.3 million and $2.4 million, respectively, payable to AEFC for federal income taxes.

8. LINES OF CREDIT

American Enterprise Life has an available line of credit with AEFC aggregating $50 million. The interest rate for any borrowings is established by reference to various indices plus 20 to 45 basis points, depending on the term. There were no borrowings outstanding under these line of credit arrangements at December 31, 2004 and 2003.

9. DERIVATIVES FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES

American Enterprise Life maintains an overall risk management strategy that incorporates the use of derivative instruments to minimize significant unplanned fluctuations in earnings that are caused by interest rate and equity market volatility. American Enterprise Life does not enter into derivative instruments for speculative purposes. As prescribed by SFAS No. 133, derivative instruments that are designated and qualify as hedging instruments are classified as cash flow hedges, fair value hedges, or hedges of a net investment in a foreign operation, based upon the exposure being hedged. American Enterprise Life currently has economic hedges that either do not qualify or are not designated for hedge accounting treatment under SFAS No. 133.

From time to time American Enterprise Life enters into interest rate swaps, floors and caps to manage American Enterprise Life's interest rate risk. Specifically, American Enterprise Life uses the instruments to protect the margin between interest rates earned on investments and the interest rates credited to related annuity contract holders. The interest rate swaps and floors are exclusively with IDS Life. The values of derivative financial instruments are based on market values, dealer quotes or pricing models. The interest rate swaps had carrying amounts of ($17.6 million) and ($42.7 million) at December 31, 2004 and 2003, respectively, and are included in other liabilities on the Consolidated Balance Sheets. The interest rate floors had carrying amounts of $1.7 million and $6.1 million at December 31, 2004 and 2003, respectively, and are included in other assets on the Consolidated Balance Sheets. American Enterprise Life incurred ($18.2 million) and ($11.6 million) in derivative losses in 2004 and 2003, respectively, which are included in other insurance and operating expenses on the Consolidated Statements of Income. The decrease in derivative losses in 2004 is primarily due to the impact that increasing interest rates had on the market value of American Enterprise Life's interest rate swaps. The derivatives expire at various dates through 2006.

--------------------------------------------------------------------------------
18

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

10. FAIR VALUES OF FINANCIAL INSTRUMENTS

The following table discloses fair value information for financial instruments. Certain items, such as life insurance obligations, employee benefit obligations, investments accounted for under the equity method, deferred policy acquisition costs and deferred sales inducement costs are specifically excluded by SFAS No. 107, "Disclosure about Fair Value of Financial Instruments." The fair values of financial instruments are estimates based upon market conditions and perceived risks at December 31, 2004 and 2003 and require management judgment. These figures may not be indicative of their future fair values. Additionally, management believes the value of excluded assets and liabilities is significant. The fair value of American Enterprise Life, therefore, cannot be estimated by aggregating the amounts presented. The following table discloses fair value information for financial instruments as of December 31:

                                                                                  2004                       2003
----------------------------------------------------------------------------------------------------------------------------
                                                                           Carrying       Fair       Carrying        Fair
(Thousands)                                                                  Value       Value         Value        Value
----------------------------------------------------------------------------------------------------------------------------
Financial Assets
Available-for-Sale and other investments                                 $6,377,229   $6,377,229    $6,656,981   $6,656,981
Mortgage loans on real estate, net                                       $  420,899   $  456,174    $  534,812   $  585,295
Separate account assets                                                  $1,878,620   $1,878,620    $1,108,160   $1,108,160
Other financial assets                                                   $  122,911   $  122,911    $   89,724   $   89,724

Financial Liabilities
Fixed annuities                                                          $6,302,362   $6,112,324    $6,623,247   $6,385,595
Separate account liabilities                                             $1,877,294   $1,809,392    $1,107,211   $1,064,419
Other financial liabilities                                              $   48,788   $   48,788    $  143,771   $  143,771
----------------------------------------------------------------------------------------------------------------------------

The following methods were used to estimate the fair values of financial assets and financial liabilities.

Financial Assets

Generally, investments are carried at fair value on the consolidated balance sheets. Gains and losses are recognized in the results of operations upon disposition of the securities. In addition, losses are recognized when management determines that a decline in value is other-than-temporary. See Note 2 for carrying value and fair value information regarding investments.

The fair values of mortgage loans on real estate, except those with significant credit deterioration, are estimated using discounted cash flow analysis, based on current interest rates for loans with similar terms to borrowers of similar credit quality. For loans with significant credit deterioration, fair values are based on estimates of future cash flows discounted at rates commensurate with the risk inherent in the revised cash flow projections, or for collateral dependent loans on collateral values.

Separate account assets are carried at fair value on the consolidated balance sheets.

Other financial assets for which carrying values approximate fair values, include cash and cash equivalents, other accounts receivable and accrued interest, derivative financial instruments and certain other assets. The carrying values approximate fair value due to the short term nature of these investments.

Financial Liabilities

The fair values of fixed annuities in deferral status are estimated as the accumulated value less applicable surrender charges and loans. For annuities in payout status, fair value is estimated using discounted cash flows, based on current interest rates. The fair value of these reserves excludes life insurance related elements of $23.1 million and $22.1 million at December 31, 2004 and 2003, respectively.

The fair values of separate account liabilities, after excluding life insurance-related elements of $1.3 million and $0.9 million at December 31, 2004 and 2003, respectively, are estimated as the accumulated value less applicable surrender charges.

Other financial liabilities for which carrying values approximate fair values include derivative financial instruments and certain other liabilities. The carrying value approximates fair value due to the short-term nature of these instruments.

--------------------------------------------------------------------------------
19

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

11. COMMITMENTS AND CONTINGENCIES

The Securities and Exchange Commission (SEC), the National Association of Securities Dealers (NASD) and several state attorneys general have brought proceedings challenging several mutual fund and variable account financial practices, including suitability generally, late trading, market timing, disclosure of revenue sharing arrangements and inappropriate sales. American Enterprise Life Insurance Company has received requests for information and has been contacted by regulatory authorities concerning its practices and is cooperating fully with these inquiries.

At December 31, 2004 and 2003, American Enterprise Life had no commitments to purchase investments other than mortgage loan fundings (see Note 2).

The IRS routinely examines American Enterprise Life's federal income tax returns and is currently conducting an audit for the 1993 through 1996 tax years and in February of 2005 began the examinations of the 1997 through 2002 tax years. Management does not believe there will be a material adverse effect on American Enterprise Life's consolidated financial position as a result of these audits.

12. SUBSEQUENT EVENTS

On February 1, 2005, the American Express Company announced plans to pursue a tax-free spin-off of the common stock of the AEFC's unit through a special dividend to American Express common shareholders. The final transaction, which is subject to certain conditions including receipt of a favorable tax ruling and approval by American Express Company's Board of Directors, is expected to close in the third quarter of 2005.

Also, on February 1, 2005, A.M. Best placed American Enterprise Life's financial strength rating of "A+" under review with negative implications, Moody's affirmed American Enterprise Life's financial strength rating at "Aa3" and Fitch lowered American Enterprise Life's financial strength rating to "AA-" and placed them on "Rating Watch Negative" following American Express Company's announcement that it intends to spin-off its full ownership of AEFC, the holding company for American Enterprise Life. In connection with the spin-off, American Express Company intends to provide additional capital to American Enterprise Life to confirm its current financial strength ratings.

--------------------------------------------------------------------------------
20

                                   APPENDICES

THE PURPOSE OF THESE APPENDICES IS TO ILLUSTRATE THE OPERATION OF VARIOUS CONTRACT FEATURES AND RIDERS. IN ORDER TO DEMONSTRATE THESE CONTRACT FEATURES AND RIDERS, AN EXAMPLE MAY SHOW HYPOTHETICAL CONTRACT VALUES. THESE CONTRACT VALUES DO NOT REPRESENT PAST OR FUTURE PERFORMANCE. ACTUAL CONTRACT VALUES MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING BUT NOT LIMITED TO THE INVESTMENT EXPERIENCE OF THE SUBACCOUNTS, GPAS, AND ONE-YEAR FIXED ACCOUNT AND THE FEES AND CHARGES THAT APPLY TO YOUR CONTRACT.

THE EXAMPLES OF DEATH BENEFITS AND OPTIONAL RIDERS IN APPENDICES D THROUGH I INCLUDE A PARTIAL WITHDRAWAL TO ILLUSTRATE THE EFFECT OF A PARTIAL WITHDRAWAL ON THE PARTICULAR BENEFIT. THESE EXAMPLES ARE INTENDED TO SHOW HOW THE OPTIONAL RIDERS OPERATE, AND DO NOT TAKE INTO ACCOUNT WHETHER THE RIDER IS PART OF A QUALIFIED CONTRACT. QUALIFIED CONTRACTS ARE SUBJECT TO REQUIRED MINIMUM DISTRIBUTIONS AT CERTAIN AGES WHICH MAY REQUIRE YOU TO TAKE PARTIAL WITHDRAWALS FROM THE CONTRACT (SEE "TAXES -- QUALIFIED ANNUITIES -- REQUIRED MINIMUM DISTRIBUTIONS"). IF YOU ARE CONSIDERING THE ADDITION OF CERTAIN DEATH BENEFITS AND/OR OPTIONAL RIDERS TO A QUALIFIED CONTRACT, YOU SHOULD CONSULT YOUR TAX ADVISOR PRIOR TO MAKING A PURCHASE FOR AN EXPLANATION OF THE POTENTIAL TAX IMPLICATION TO YOU.

--------------------------------------------------------------------------------
96   RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- PROSPECTUS

APPENDIX A: EXAMPLE -- MARKET VALUE ADJUSTMENT (MVA)

As the examples below demonstrate, the application of an MVA may result in either a gain or a loss of principal. We refer to all of the transactions described below as "early withdrawals."

GENERAL EXAMPLES

ASSUMPTIONS:

o You purchase a contract and allocate part of your purchase payment to the ten-year GPA; and

o we guarantee an interest rate of 3.0% annually for your ten-year Guarantee Period; and

o after three years, you decide to make a withdrawal from your GPA. In other words, there are seven years left in your guarantee period.

Remember that the MVA depends partly on the interest rate of a new GPA for the same number of years as the Guarantee Period remaining on your GPA. In this case, that is seven years.

EXAMPLE 1: Remember that your GPA is earning 3.0%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 3.5%. We add 0.10% to the 3.5% rate to get 3.6%. Your GPA's 3.0% rate is less than the 3.6% rate so the MVA will be negative.

EXAMPLE 2: Remember again that your GPA is earning 3.0%, and assume that new GPAs that we offer with a seven-year Guarantee Period are earning 2.5%. We add 0.10% to the 2.5% rate to get 2.6%. In this example, since your GPA's 3.0% rate is greater than the 2.6% rate, the MVA will be positive. To determine that adjustment precisely, you will have to use the formula described below.

SAMPLE MVA CALCULATIONS

The precise MVA formula we apply is as follows:

   EARLY WITHDRAWAL AMOUNT x [(          1 + i          )(to n/12) - 1] = MVA
                                 ---------------------
                                     1 + j + .001
     Where  i = rate earned in the GPA from which amounts are being transferred or withdrawn.

            j = current rate for a new Guaranteed Period equal to the
                remaining term in the current Guarantee Period.

            n = number of months remaining in the current Guarantee Period
                (rounded up).

--------------------------------------------------------------------------------
97   RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- PROSPECTUS

EXAMPLES -- MVA

Using assumptions similar to those we used in the examples above:

o You purchase a contract and allocate part of your purchase payment to the ten-year GPA; and

o we guarantee an interest rate of 3.0% annually for your ten-year Guarantee Period; and

o after three years, you decide to make a $1,000 withdrawal from your GPA. In other words, there are seven years left in your guarantee period.

EXAMPLE 1: You request an early withdrawal of $1,000 from your ten-year GPA earning a guaranteed interest rate of 3.0%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 3.5%. Using the formula above, we determine the MVA as follows:

   $1,000 X [(          1.030        )(to 84/12) - 1] = -$39.84
                ---------------------
                  1 + .035 + .001

In this example, the MVA is a negative $39.84.

EXAMPLE 2: You request an early withdrawal of $1,000 from your ten-year GPA earning a guaranteed interest rate of 3.0%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 2.5%. Using the formula above, we determine the MVA as follows:

   $1,000 X [(          1.030        )(to 84/12) - 1] = $27.61
                ---------------------
                  1 + .025 + .001

In this example, the MVA is a positive $27.61.

Please note that when you allocate your purchase payment to the ten-year GPA and your purchase payment is in its fourth year from receipt at the beginning of the Guarantee Period, your withdrawal charge percentage is 7%, if you elected the seven-year withdrawal charge schedule and 4% if you elected a five-year withdrawal charge schedule. (See "Charges -- Withdrawal Charge.") We do not apply MVAs to the amounts we deduct for withdrawal charges, so we would deduct the withdrawal charge from your early withdrawal after we applied the MVA. Also note that when you request an early withdrawal, we withdraw an amount from your GPA that will give you the net amount you requested after we apply the MVA and any applicable withdrawal charge, unless you request otherwise.

The current interest rate we offer on the GPA will change periodically at our discretion. It is the rate we are then paying on purchase payments, renewals and transfers paid under this class of contracts for Guarantee Period durations equaling the remaining Guarantee Period of the GPA to which the formula is being applied.

--------------------------------------------------------------------------------
98   RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- PROSPECTUS

APPENDIX B: EXAMPLE -- INCOME ASSURER BENEFIT(SM) RIDER FEE

EXAMPLE -- INCOME ASSURER BENEFIT(SM) RIDER FEE

ASSUMPTIONS:

o You purchase the contract with a payment of $50,000 on Jan. 1, 2005 and we add a $500 purchase payment credit. You allocate all of your payment to the Protected Investment Options and make no transfers, add-ons or withdrawals. You select a seven-year withdrawal charge schedule; and

o on Jan. 1, 2006 (the first contract anniversary) your total contract value is $55,545; and

o on Jan. 1, 2007 (the second contract anniversary) your total contract value is $53,270.

WE WOULD CALCULATE THE GUARANTEED INCOME BENEFIT BASE FOR EACH INCOME ASSURER BENEFIT(SM) ON THE SECOND ANNIVERSARY AS FOLLOWS:

THE INCOME ASSURER BENEFIT(SM) - MAV GUARANTEED INCOME BENEFIT BASE IS THE
GREATEST OF THE FOLLOWING VALUES:

   Purchase Payments and purchase payment credits less adjusted partial withdrawals:                           $50,500
   Contract value on the second anniversary:                                                                   $53,270
   Maximum Anniversary Value:                                                                                  $55,545
---------------------------------------------------------------------------------------------------------------------------
   INCOME ASSURER BENEFIT(SM) - MAV GUARANTEED INCOME BENEFIT BASE                                             $55,545

THE INCOME ASSURER BENEFIT(SM) - 5% ACCUMULATION GUARANTEED INCOME BENEFIT BASE
IS THE GREATEST OF THE FOLLOWING VALUES:

   Purchase Payments and purchase payment credits less adjusted partial withdrawals:                           $50,500
   Contract value on the second anniversary:                                                                   $53,270
   5% Variable Account Floor = 1.05 x 1.05 x $50,500                                                           $55,676
---------------------------------------------------------------------------------------------------------------------------
   INCOME ASSURER BENEFIT(SM) - 5% ACCUMULATION GUARANTEED INCOME BENEFIT BASE                                 $55,676

THE INCOME ASSURER BENEFIT(SM) - GREATER OF MAV OR 5% ACCUMULATION GUARANTEED
INCOME BENEFIT BASE IS THE GREATEST

of the following values:

   Purchase Payments and purchase payment credits less adjusted partial withdrawals:                           $50,500
   Contract value on the second anniversary:                                                                   $53,270
   Maximum Anniversary Value:                                                                                  $55,545
   5% Variable Account Floor = 1.05 x 1.05 x $50,000                                                           $55,676
---------------------------------------------------------------------------------------------------------------------------
   INCOME ASSURER BENEFIT(SM) - GREATER OF MAV OR 5% ACCUMULATION GUARANTEED INCOME BENEFIT BASE               $55,676

THE INCOME ASSURER BENEFIT(SM) FEE DEDUCTED FROM YOUR CONTRACT VALUE WOULD BE:

INCOME ASSURER BENEFIT(SM) - MAV FEE =                                                       0.30% X $55,545 = $166.64

INCOME ASSURER BENEFIT(SM) - 5% ACCUMULATION BENEFIT BASE FEE =                              0.60% X $55,676 = $334.06

INCOME ASSURER BENEFIT(SM) - GREATER OF MAV OR 5% ACCUMULATION BENEFIT BASE FEE =            0.65% X $55,676 = $361.89

--------------------------------------------------------------------------------
99   RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- PROSPECTUS

APPENDIX C: EXAMPLE -- WITHDRAWAL CHARGES

The examples below show how the withdrawal charge for a full and partial withdrawal is calculated for a contract with a seven-year withdrawal charge schedule. Each example illustrates the amount of the withdrawal charge for both a contract that experiences gains and a contract that experiences losses, given the same set of assumptions.

For purposes of calculating any withdrawal charge, including the examples illustrated below, we treat amounts withdrawn from your contract value in the following order:

1. First, in each contract year, we withdraw amounts totaling up to 10% of your prior anniversary's contract value or your contract's remaining benefit payment if you elected the Guarantor(SM) Withdrawal Benefit rider and your remaining benefit payment is greater than 10% of your prior anniversary's contract value. We do not assess a withdrawal charge on this amount.

2. Next, we withdraw contract earnings, if any, that are greater than the amount described in number one above. We do not assess a withdrawal charge on contract earnings.

3. Next we withdraw purchase payments received prior to the withdrawal charge period shown in your contract. We do not assess a withdrawal charge on these purchase payments.

4. Finally, if necessary, we withdraw purchase payments received that are still within the withdrawal charge period you selected and shown in your contract. We withdraw these payments on a "first-in, first-out" (FIFO) basis. We do assess a withdrawal charge on these payments.

After withdrawing earnings in numbers one and two above, we next withdraw enough additional contract value (ACV) to meet your requested withdrawal amount. If the amount described in number one above was greater than contract earnings prior to the withdrawal, the excess (XSF) will be excluded from the purchase payments being withdrawn that were received most recently when calculating the withdrawal charge. We determine the amount of purchase payments being withdrawn (PPW) in numbers three and four above as:

   PPW = XSF + (ACV - XSF) / (CV - TFA) X (PPNPW - XSF)

If the additional contract value withdrawn is less than XSF, then PPW will equal ACV.

We determine current contract earnings (CE) by looking at the entire contract value (CV), not the earnings of any particular subaccount, GPA or the one-year fixed account. If the contract value is less than purchase payments received and not previously withdrawn (PPNPW) then contract earnings are zero.

--------------------------------------------------------------------------------
100  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- PROSPECTUS

FULL WITHDRAWAL CHARGE CALCULATION -- SEVEN-YEAR WITHDRAWAL CHARGE SCHEDULE:

This is an example of how we calculate the withdrawal charge for a full withdrawal on a contract with a seven-year (from the date of EACH purchase payment) withdrawal charge schedule with the following history:

ASSUMPTIONS:

o We receive a single $50,000 purchase payment on Jan. 1, 2005 and we add a purchase payment credit of $500; and

o  the contract anniversary date is Jan. 1 each year; and

o you withdraw the contract for its total value on July 1, 2008, which is in the fourth year after you made the single purchase payment. The withdrawal charge percentage in the fourth year after a purchase payment is 7.0%; and

o  you have made no withdrawals prior to July 1, 2008.

WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER WHERE THERE IS A LOSS:

                                                                                 CONTRACT WITH GAIN        CONTRACT WITH LOSS
         Contract Value at time of full withdrawal:                                    $60,000.00                $40,000.00
         Contract Value on prior anniversary:                                           58,000.00                 42,000.00

STEP 1. First, we determine the amount of earnings available in the contract at the time of withdrawal as:

         Current Contract Value:                                                        60,000.00                 40,000.00
         less purchase payment still in the contract:                                   50,000.00                 50,000.00
                                                                                        ---------                 ---------
         Earnings in the contact (but not less than zero):                              10,000.00                      0.00

STEP 2. Next, we determine the Total Free Amount (TFA) available in the contract as the greatest of the following values:

         Earnings in the contract:                                                      10,000.00                      0.00
         10% of the prior anniversary's Contract Value:                                  5,800.00                  4,200.00
                                                                                        ---------                 ---------
         TFA:                                                                           10,000.00                  4,200.00

STEP 3.  Now we can determine how much of the purchase payment is being withdrawn
         (PPW) as follows:

         PPW = XSF + (ACV - XSF) / (CV - TFA) X (PPNPW - XSF)

              XSF =  amount by which 10% of the prior anniversary's
                     contract value exceeds earnings                                         0.00                  4,200.00
              ACV =  amount withdrawn in excess of earnings                             50,000.00                 40,000.00
               CV =  total contract value just prior to current withdrawal              60,000.00                 40,000.00
              TFA =  from Step 2                                                        10,000.00                  4,200.00
            PPNPW =  purchase payment not previously withdrawn                          50,000.00                 50,000.00

STEP 4.  We then calculate the withdrawal charge as:

                                                                            PPW:        50,000.00                 50,000.00
                                                                       less XSF:            (0.00)                (4,200.00)
                                                                                        ---------                 ---------
                                   amount of PPW subject to a withdrawal charge:        50,000.00                 45,800.00
                                       multiplied by the withdrawal charge rate:           x 7.0%                    x 7.0%
                                                                                        ---------                 ---------
                                                              withdrawal charge:         3,500.00                  3,206.00

STEP 5. The value you will receive as a result of your full withdrawal is determined as:

                                                       Contract Value withdrawn:        60,000.00                 40,000.00
                                                              WITHDRAWAL CHARGE:        (3,500.00)                (3,206.00)
                                Contract charge (assessed upon full withdrawal):           (40.00)                   (40.00)
                                                                                        ---------                 ---------

                                                   NET FULL WITHDRAWAL PROCEEDS:       $56,460.00                $36,754.00

--------------------------------------------------------------------------------
101   RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- PROSPECTUS

PARTIAL WITHDRAWAL CHARGE CALCULATION -- SEVEN-YEAR WITHDRAWAL CHARGE SCHEDULE:

This is an example of how we calculate the withdrawal charge for a partial withdrawal on a contract with a seven-year (from the date of EACH purchase payment) withdrawal charge schedule with the following history:

ASSUMPTIONS:

o We receive a single $50,000 purchase payment on Jan. 1, 2005 and we add a purchase payment credit of $500; and

o  the contract anniversary date is Jan. 1 each year; and

o you request a partial withdrawal of $15,000 on July 1, 2008, which is in the fourth year after you made the single purchase payment. The withdrawal charge percentage in the fourth year after a purchase payment is 7.0%; and

o  you have made no withdrawals prior to July 1, 2008.

We will look at two situations, one where the contract has a gain and another where there is a loss:

                                                                                 CONTRACT WITH GAIN        CONTRACT WITH LOSS
         Contract Value at time of partial withdrawal:                                 $60,000.00                $40,000.00
         Contract Value on prior anniversary:                                           58,000.00                 42,000.00

STEP 1. First, we determine the amount of earnings available in the contract at the time of withdrawal as:

         Current Contract Value:                                                        60,000.00                 40,000.00
         less purchase payment still in the contract:                                   50,000.00                 50,000.00
                                                                                        ---------                 ---------
         Earnings in the contact (but not less than zero):                              10,000.00                      0.00

STEP 2. Next, we determine the TFA available in the contract as the greatest of the following values:

         Earnings in the contract:                                                      10,000.00                      0.00
         10% of the prior anniversary's Contract Value:                                  5,800.00                  4,200.00
                                                                                        ---------                 ---------
         TFA:                                                                           10,000.00                  4,200.00

STEP 3. Now we can determine how much of the purchase payment and purchase payment credit is being withdrawn (PPW) as:

         PPW = XSF + (ACV - XSF) / (CV - TFA) X (PPNPW - XSF)

              XSF =  amount by which 10% of the prior anniversary's
                     contract value exceeds earnings                                         0.00                  4,200.00
              ACV =  amount withdrawn in excess of earnings                              5,376.34                 16,062.31
               CV =  total contract value just prior to current withdrawal              60,000.00                 40,000.00
              TFA =  from Step 2                                                        10,000.00                  4,200.00
            PPNPW =  purchase payment not previously withdrawn                          50,000.00                 50,000.00

STEP 4.  We then calculate the withdrawal charge as:

                                                                         PPW:            5,376.34                 19,375.80
                                                                    less XSF:               (0.00)                (4,200.00)
                                                                                        ---------                 ---------
                                amount of PPW subject to a withdrawal charge:            5,376.34                 15,175.80
                                    multiplied by the withdrawal charge rate:              x 7.0%                    x 7.0%
                                                                                        ---------                 ---------
                                                           withdrawal charge:              376.34                  1,062.31

STEP 5. The value you will receive as a result of your full withdrawal is determined as:

                                                    Contract Value withdrawn:           15,376.34                 16,062.31
                                                           WITHDRAWAL CHARGE:             (376.34)                (1,062.31)
                                                                                        ---------                 ---------

                                                NET FULL WITHDRAWAL PROCEEDS:          $15,000.00                $15,000.00

--------------------------------------------------------------------------------
102   RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- PROSPECTUS

APPENDIX D: EXAMPLE -- DEATH BENEFITS

EXAMPLE -- ROP DEATH BENEFIT

ASSUMPTIONS:

o You purchase the contract on Jan. 1, 2005 with a payment of $20,000 and select a seven-year withdrawal charge schedule. We add a $200 purchase payment credit; and

o on Jan. 1, 2006 you make an additional purchase payment of $5,000 and we add a purchase payment credit of $50; and

o on March 1, 2006 the contract value falls to $22,000 and you take a $1,500 partial withdrawal (including withdrawal charges); and

o  on March 1, 2007 the contract value grows to $23,000.

   WE CALCULATE THE ROP DEATH BENEFIT ON MARCH 1, 2007 AS FOLLOWS:

   1. CONTRACT VALUE AT DEATH: $23,000.00

   2. PURCHASE PAYMENTS PLUS PURCHASE PAYMENT CREDITS, MINUS ADJUSTED PARTIAL WITHDRAWALS:

      Total purchase payments and purchase payment credits:                                                 $25,250.00

      minus adjusted partial withdrawals calculated as:

         $1,500 X $25,250  =                                                                                 -1,721.59
         -----------------                                                                                   ---------
              $22,000

      for a death benefit of:                                                                               $23,528.41
                                                                                                            ==========

   ROP DEATH BENEFIT, CALCULATED AS THE GREATEST OF THESE TWO VALUES:                                                 $23,528.41

EXAMPLE -- MAV DEATH BENEFIT

ASSUMPTIONS:

o You purchase the contract on Jan. 1, 2005 with a payment of $20,000 and select a seven-year withdrawal charge schedule. We add a purchase payment credit of $200; and

o on Jan. 1, 2006 (the first contract anniversary) the contract value grows to $24,000; and

o on March 1, 2006 the contract value falls to $22,000, at which point you take a $1,500 partial withdrawal (including withdrawal charges), leaving a contract value of $20,500.

   WE CALCULATE THE MAV DEATH BENEFIT ON MARCH 1, 2006, WHICH IS BASED ON THE GREATER OF THREE VALUES, AS FOLLOWS:

   1. CONTRACT VALUE AT DEATH: $20,500.00

   2. PURCHASE PAYMENTS PLUS PURCHASE PAYMENT CREDITS MINUS ADJUSTED PARTIAL WITHDRAWALS:

      Total purchase payments and purchase payment credits:                                                 $20,200.00

      minus the death benefit adjusted partial withdrawals, calculated as:

         $1,500 X $20,200  =                                                                                 -1,377.27
         ----------------                                                                                    ---------
              $22,000

      for a death benefit of:                                                                               $18,822.73
                                                                                                            ==========

   3. THE MAV IMMEDIATELY PRECEDING THE DATE OF DEATH:

      Greatest of your contract anniversary contract values:                                                $24,000.00

      plus purchase payments and credits made since that anniversary:                                            +0.00

      minus the death benefit adjusted partial withdrawals, calculated as:

         $1,500 X $24,000  =                                                                                 -1,636.36
         ------------------                                                                                  ---------
              $22,000

      for a death benefit of:                                                                               $22,363.64
                                                                                                            ==========

   THE MAV DEATH BENEFIT, CALCULATED AS THE GREATEST OF THESE THREE VALUES, WHICH IS THE MAV:                         $22,363.64
                                                                                                                      ----------

--------------------------------------------------------------------------------
103   RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- PROSPECTUS

EXAMPLE -- 5% ACCUMULATION DEATH BENEFIT

ASSUMPTIONS:

o You purchase the contract with a payment of $25,000 on Jan. 1, 2005 and select a seven-year withdrawal charge schedule. We add a purchase payment credit of $250 to your contract. You allocate $5,100 to the one-year fixed account and $20,150 to the subaccounts; and

o on Jan. 1, 2006 (the first contract anniversary), the one-year fixed account value is $5,200 and the subaccount value is $17,000. Total contract value is $22,200; and

o on March 1, 2006, the one-year fixed account value is $5,300 and the subaccount value is $19,000. Total contract value is $24,300. You take a $1,500 partial withdrawal (including withdrawal charges) all from the subaccounts, leaving the contract value at $22,800.

   THE DEATH BENEFIT ON MARCH 1, 2006, WHICH IS BASED ON THE GREATEST OF THREE VALUES, IS CALCULATED AS FOLLOWS:

   1. CONTRACT VALUE AT DEATH: $22,800.00

   2. PURCHASE PAYMENTS PLUS PURCHASE PAYMENT CREDITS MINUS ADJUSTED PARTIAL WITHDRAWALS:

      Total purchase payments and purchase payment credits:                                                 $25,250.00

      minus adjusted partial withdrawals, calculated as:

         $1,500 X $25,250  =                                                                                 -1,558.64
         ------------------                                                                                  ---------
              $24,300

      for a death benefit of:                                                                               $23,691.36
                                                                                                            ==========

   3. THE 5% VARIABLE ACCOUNT FLOOR:

      The variable account floor on Jan. 1, 2006, calculated as:

      1.05 x $20,150 =                                                                                      $21,157.50

      plus purchase payments and purchase payment credits

      allocated to the subaccounts since that anniversary:                                                       +0.00

      minus the 5% variable account floor adjusted partial withdrawal from the subaccounts, calculated as:

         $1,500 X $21,157.50  =                                                                              -1,670.33
         --------------------                                                                                ---------
              $19,000

      variable account floor benefit:                                                                       $19,487.17

      plus the one-year fixed account value:                                                               +$ 5,300.00
                                                                                                           ===========

      5% variable account floor (value of the GPAs, the one-year fixed account

      and the variable account floor):                                                                      $24,787.17

   THE 5% ACCUMULATION DEATH BENEFIT, CALCULATED AS THE GREATEST
   OF THESE THREE VALUES, WHICH IS THE 5% VARIABLE ACCOUNT FLOOR:                                                     $24,787.17
                                                                                                                      ----------

--------------------------------------------------------------------------------
104   RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- PROSPECTUS

EXAMPLE -- ENHANCED DEATH BENEFIT

ASSUMPTIONS:

o You purchase the contract with a payment of $25,000 on Jan. 1, 2005 and select a seven-year withdrawal charge schedule. We add a $250 purchase payment credit. You allocate $5,000 to the one-year fixed account and $20,250 to the subaccounts; and

o on Jan. 1, 2006 (the first contract anniversary), the one-year fixed account value is $5,200 and the subaccount value is $17,000. Total contract value is $22,200; and

o on March 1, 2006, the one-year fixed account value is $5,300 and the subaccount value is $19,000. Total contract value is $24,300. You take a $1,500 partial withdrawal (including withdrawal charges) all from the subaccounts, leaving the contract value at $22,800.

   THE DEATH BENEFIT ON MARCH 1, 2006, WHICH IS BASED ON THE GREATEST OF FOUR VALUES, IS CALCULATED AS FOLLOWS:

   1. CONTRACT VALUE AT DEATH: $22,800.00

   2. PURCHASE PAYMENTS PLUS PURCHASE PAYMENT CREDITS MINUS ADJUSTED PARTIAL WITHDRAWALS:

      Total purchase payments and purchase payment credits:                                                 $25,250.00

      minus adjusted partial withdrawals, calculated as:

         $1,500 X $25,250  =                                                                                 -1,558.64
         -----------------                                                                                   ---------
              $24,300

      for a death benefit of:                                                                               $23,691.36
                                                                                                            ==========

   3. THE MAV ON THE ANNIVERSARY IMMEDIATELY PRECEDING THE DATE OF DEATH:

      The MAV on the immediately preceding anniversary:                                                     $25,250.00

      plus purchase payments and purchase payment credits made since that anniversary:                           +0.00

      minus adjusted partial withdrawals made since that

      anniversary, calculated as:

         $1,500 X $25,250  =                                                                                 -1,558.64
         ------------------                                                                                  ---------
              $24,300

      for a MAV Death Benefit of:                                                                           $23,691.36
                                                                                                            ==========

   4. THE 5% VARIABLE ACCOUNT FLOOR:

      The variable account floor on Jan. 1, 2005,

      calculated as: 1.05 x $20,250 =                                                                       $21,262.50

      plus purchase payments and purchase payment credits

      allocated to the subaccounts since that anniversary:                                                       +0.00

      minus the 5% variable account floor adjusted partial withdrawal from the subaccounts, calculated as:

         $1,500 x $21,262.50  =                                                                              -1,678.62

              $19,000

      variable account floor benefit:                                                                       $19,583.88

      plus the one-year fixed account value:                                                                 +5,300.00

      5% variable account floor (value of the GPAs, one-year fixed

      account and the variable account floor):                                                              $24,883.88
                                                                                                            ==========

   EDB, CALCULATED AS THE GREATEST OF THESE FOUR VALUES, WHICH IS THE 5% VARIABLE ACCOUNT FLOOR:                      $24,883.88
                                                                                                                      ----------

--------------------------------------------------------------------------------
105   RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- PROSPECTUS

APPENDIX E: EXAMPLE -- ACCUMULATION PROTECTOR BENEFIT(SM) RIDER

AUTOMATIC STEP UP

This example shows increases in the Minimum Contract Accumulation Value (MCAV) in the second, third and seventh contract anniversaries. These increases occur because of the Automatic Step Up feature of the rider. The Automatic Step Up does not create contract value, guarantee the performance of any underlying fund in which a subaccount invests, or provide a benefit that can be withdrawn or paid upon death. Rather, the Automatic Step Up is an interim calculation used to arrive at the final MCAV which determines whether a benefit will be paid under the rider on the Benefit Date.

ASSUMPTIONS:

o You purchase a contract with a seven-year withdrawal schedule with a payment of $123,762 on Jan. 1, 2005 and receive a purchase payment credit of $1,238; and

o  you make no additional purchase payments to the contract; and

o you take partial withdrawals from the contract on the fifth and eighth contract anniversaries in the amounts of $2,000 and $5,000, respectively; and

o contract values increase or decrease according to the hypothetical assumed net rate of return; and

o  you do not exercise the Elective  Step Up Option  available  under the rider;
   and

o  you do not change asset allocation models.

Based on these assumptions, the Waiting Period expires at the end of the 10th contract year. The rider then ends. On the Benefit Date, Jan. 1, 2015, the hypothetical assumed contract value is $108,118 and the MCAV is $136,513, so the contract value would be reset to equal the MCAV, or $136,513.

                                                                                     HYPOTHETICAL HYPOTHETICAL
                                          PURCHASE                    MCAV ADJUSTED     ASSUMED      ASSUMED
                                         PAYMENTS &      PARTIAL         PARTIAL       NET RATE     CONTRACT
DATE                                       CREDITS      WITHDRAWALS    WITHDRAWAL      OF RETURN      VALUE          MCAV
Jan. 1, 2005                             $125,000        $   NA         $   NA            NA       $125,000       $125,000
Jan. 1, 2006                                    0             0              0           12.0%      140,000        125,000
Jan. 1, 2007                                    0             0              0           15.0%      161,000        128,800(2)
Jan. 1, 2008                                    0             0              0            3.0%      165,830        132,664(2)
Jan. 1, 2009                                    0             0              0           -8.0%      152,564        132,664
Jan. 1, 2010                                    0         2,000          2,046          -15.0%      127,679        130,618
Jan. 1, 2011                                    0             0              0           20.0%      153,215        130,618
Jan. 1, 2012                                    0             0              0           15.0%      176,197        140,958(2)
Jan. 1, 2013                                    0         5,000          4,444          -10.0%      153,577        136,513
Jan. 1, 2014                                    0             0              0          -20.0%      122,862        136,513
JAN. 1, 2015(1)                                 0             0              0          -12.0%      108,118        136,513

(1) The APB Benefit Date.

(2) These values indicate where the Automatic Step Up feature increased the MCAV.

IMPORTANT INFORMATION ABOUT THIS EXAMPLE:

o If the actual rate of return during the Waiting Period causes the contract value to equal or exceed the MCAV on the Benefit Date, no benefit is paid under this rider.

o Even if a benefit is paid under the rider on the Benefit Date, contract value allocated to the variable account after the Benefit Date continues to vary with the market and may go up or go down.

--------------------------------------------------------------------------------
106   RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- PROSPECTUS

ELECTIVE STEP UP

This example shows increases in the Minimum Contract Accumulation Value (MCAV) on the first, second, third and seventh contract anniversaries. These increases occur only if you exercise the Elective Step Up Option within 30 days following the contract anniversary. The contract value on the date we receive your written request to step up must be greater than the MCAV on that date. The Elective Step Up does not create contract value, guarantee the performance of any underlying fund in which a subaccount invests, or provide a benefit that can be withdrawn or paid upon death. Rather, the Elective Step Up is an interim calculation used to arrive at the final MCAV which determines whether a benefit will be paid under the rider on the Benefit Date.

ASSUMPTIONS:

o You purchase a contract with a seven-year withdrawal schedule with a payment of $123,762 on Jan. 1, 2005 and receive a purchase payment credit of $1,238; and

o  you make no additional purchase payments to the contract; and

o you take partial withdrawals from the contract on the fifth, eighth and thirteenth contract anniversaries in the amounts of $2,000, $5,000 and $7,500, respectively; and

o contract values increase or decrease according to the hypothetical assumed net rate of return; and,

o the Elective Step up is exercised on the first, second, third and seventh contract anniversaries; and

o  you do not change asset allocation models.

Based on these assumptions, the 10 year Waiting Period restarts each time you exercise the Elective Step Up Option (on the first, second, third and seventh contract anniversaries in this example). The Waiting Period expires at the end of the 10th contract year following the last exercise (Jan. 1, 2012 in this example) of the Elective Step Up Option. When the Waiting Period expires, the rider ends. On the Benefit Date, Jan. 1, 2022, the hypothetical assumed contract values is $99,198 and the MCAV is $160,117, so the contract value would be reset to equal the MCAV, or $160,117.

                               YEARS                                       MCAV      HYPOTHETICAL HYPOTHETICAL
                           REMAINING IN   PURCHASE                       ADJUSTED       ASSUMED      ASSUMED
                            THE WAITING  PAYMENTS &         PARTIAL       PARTIAL      NET RATE     CONTRACT
DATE                          PERIOD       CREDITS        WITHDRAWALS   WITHDRAWAL     OF RETURN      VALUE          MCAV
Jan. 1, 2005                    10       $125,000          $   NA        $    NA          NA         $125,000      $125,000
Jan. 1, 2006                    10(2)           0               0              0         12.0%       140,000       140,000(3)
Jan. 1, 2007                    10(2)           0               0              0         15.0%       161,000       161,000(3)
Jan. 1, 2008                    10(2)           0               0              0          3.0%       165,830       165,830(3)
Jan. 1, 2009                     9              0               0              0         -8.0%       152,564       165,830
Jan. 1, 2010                     8              0           2,000          2,558        -15.0%       127,679       163,272
Jan. 1, 2011                     7              0               0              0         20.0%       153,215       163,272
Jan. 1, 2012                    10(2)           0               0              0         15.0%       176,197       176,197(3)
Jan. 1, 2013                     9              0           5,000          5,556        -10.0%       153,577       170,642
Jan. 1, 2014                     8              0               0              0        -20.0%       122,862       170,642
Jan. 1, 2015                     7              0               0              0        -12.0%       108,118       170,642
Jan. 1, 2016                     6              0               0              0          3.0%       111,362       170,642
Jan. 1, 2017                     5              0               0              0          4.0%       115,817       170,642
Jan. 1, 2018                     4              0           7,500         10,524          5.0%       114,107       160,117
Jan. 1, 2019                     3              0               0              0          6.0%       120,954       160,117
Jan. 1, 2020                     2              0               0              0         -5.0%       114,906       160,117
Jan. 1, 2021                     1              0               0              0        -11.0%       102,266       160,117
JAN. 1, 2022(1)                  0              0               0              0         -3.0%        99,198       160,117

(1) The APB Benefit Date.

(2) The Waiting Period restarts when the Elective Step Up is exercised.

(3) These values indicate when the Elective Step Up feature increased the MCAV.

Important Information About This Example:

o If the actual rate of return during the Waiting Period causes the contract value to equal or exceed the MCAV on the Benefit Date, no benefit is paid under this rider.

o Exercising the Elective Step up provision may result in an increase in the charge that you pay for this rider.

o Even if a benefit is paid under the rider on the Benefit Date, contract value allocated to the variable account after the Benefit Date continues to vary with the market and may go up or go down.

--------------------------------------------------------------------------------
107   RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- PROSPECTUS

APPENDIX F: EXAMPLE -- GUARANTOR(SM) WITHDRAWAL BENEFIT RIDER

Example of the Guarantor(SM) Withdrawal Benefit -- This example illustrates both Rider A and Rider B (see "Optional Benefits").

Assumptions:

o You purchase the contract on Jan. 1, 2005 with a payment of $100,000, and you select a 7-year withdrawal charge schedule.

o  We add a purchase payment credit of $1,000 to your contract.

   The Guaranteed Benefit Amount (GBA) equals your purchase payment
   plus the purchase payment credit:                                            $101,000

   The Guaranteed Benefit Payment (GBP) equals 7% of your GBA:

      0.07 x $101,000 =                                                         $  7,070

   The Remaining Benefit Amount (RBA) equals your purchase payment
    plus the purchase payment credit:                                           $101,000

   On Jan. 1, 2006 the contract value grows to $110,000. You decide to step up your benefit.

   The RBA equals 100% of your contract value:                                  $110,000

   The GBA equals 100% of your contract value:                                  $110,000

   The GBP equals 7% of your stepped-up GBA:

      0.07 x $110,000 =                                                         $  7,700

   On July 1, 2008 you decide to take a partial withdrawal of $7,700.

   You took a partial withdrawal equal to your GBP, so your RBA equals the prior
    RBA less the amount of the partial withdrawal:

      $110,000 - $7,700 =                                                       $102,300

   The GBA equals the GBA immediately prior to the partial withdrawal:          $110,000

   The GBP equals 7% of your GBA:

      0.07 x $110,000 =                                                         $  7,700

   On Jan. 1, 2009 you make an additional purchase payment of $50,000.

   We add a purchase payment credit of $500 to your contract.

   The new RBA for the contract is equal to your prior RBA plus 100% of the additional purchase payment and purchase payment credit:

      $102,300 + $50,500 =                                                      $152,800

   The new GBA for the contract is equal to your prior GBA plus 100%
    of the additional purchase payment and purchase payment credit:
      $110,000 + $50,500 =                                                      $160,500

   The new GBP for the contract is equal to your prior GBP plus 7% of the additional purchase payment and purchase payment credit:
      $7,700 + $3,535 =                                                         $ 11,235

   On Jan. 1, 2010 your contract value grows to $200,000. You decide to step up your benefit.

   The RBA equals 100% of your contract value:                                  $200,000

   The GBA equals 100% of your contract value:                                  $200,000

   The GBP equals 7% of your stepped-up GBA:

      0.07 x $200,000 =                                                         $ 14,000

--------------------------------------------------------------------------------
108   RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- PROSPECTUS

    On July 1, 2011 your contract value grows to $230,000. You decide to take a partial withdrawal of $20,000. You took more than your GBP of $14,000 so your RBA gets reset to the lesser of:

   (1)    your contract value immediately following the partial withdrawal;
             $230,000 - $20,000 =                                               $210,000

   OR

   (2)    your prior RBA less the amount of the partial withdrawal.

             $200,000 - $20,000 =                                               $180,000

   Reset RBA = lesser of (1) or (2) =                                           $180,000

   The GBA gets reset to the lesser of:

   (1)    your prior GBA                                                        $200,000

   OR

   (2)    your contract value immediately following the partial withdrawal;

             $230,000 - $20,000 =                                               $210,000

   Reset GBA = lesser of (1) or (2) =                                           $200,000

   The Reset GBP is equal to 7% of your Reset GBA:

      0.07 x $200,000 =                                                         $ 14,000

   On July 1, 2014 your contract value falls to $175,000. You decide to take a partial withdrawal of $25,000. You took more than your GBP of $14,000 so your RBA gets reset to the lesser of:

   (1)    your contract value immediately following the partial withdrawal;

             $175,000 - $25,000 =                                               $150,000

   OR

   (2)    your prior RBA less the amount of the partial withdrawal.

             $180,000 - $25,000 =                                               $155,000

   Reset RBA = lesser of (1) or (2) =                                           $150,000

   The GBA gets reset to the lesser of:

   (1)    your prior GBA;                                                       $200,000

   OR

   (2)    your contract value immediately following the partial withdrawal;

             $175,000 - $25,000 =                                               $150,000

   Reset GBA = lesser of (1) or (2) =                                           $150,000

   The Reset GBP is equal to 7% of your Reset GBA:

      0.07 x $150,000 =                                                         $ 10,500

--------------------------------------------------------------------------------
109   RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- PROSPECTUS

APPENDIX G: EXAMPLE -- INCOME ASSURER BENEFIT(SM) RIDERS

The purpose of these examples is to illustrate the operation of the Income Assurer Benefit(SM) Riders. The examples compare payouts available under the contract's standard annuity payout provisions with annuity payouts available under the riders based on the same set of assumptions. THE CONTRACT VALUES SHOWN ARE HYPOTHETICAL AND DO NOT REPRESENT PAST OR FUTURE PERFORMANCE. Actual contract values may be more or less than those shown and will depend on a number of factors, including but not limited to the investment experience of the subaccounts (referred to in the riders as "Protected Investment Options") and the fees and charges that apply to your contract.

For each of the riders, we provide two annuity payout plan comparisons based on the hypothetical contract values we have assumed. The first comparison assumes that you select annuity payout Plan B, Life Annuity with 10 Years Certain. The second comparison assumes that you select annuity payout Plan D, Joint and Last Survivor Annuity - No Refund.

Remember that the riders require you to choose a Portfolio Navigator asset allocation model portfolio. The riders are intended to offer protection against market volatility in the subaccounts (Protected Investment Options). Some Portfolio Navigator asset allocation model portfolios include Protected Investment Options and Excluded Investment Options (AXP(R) Variable Portfolio - Cash Management Fund, and if available under the contract, GPAs and/or the one-year fixed account). Excluded Investment Options are not included in calculating the 5% variable account floor under the Income Assurer Benefit(SM) - 5% Accumulation Benefit Base rider and the Income Assurer Benefit(SM) - Greater of MAV or 5% Accumulation Benefit Base riders. Because the examples which follow are based on hypothetical contract values, they do not factor in differences in Portfolio Navigator asset allocation models.

ASSUMPTIONS:

o You purchase the contract with a payment of $100,000 and elect the seven-year withdrawal charge schedule; and

o  we immediately add a $1,000 purchase payment credit; and

o you invest all contract value in the subaccounts (Protected Investment Options); and

o you make no additional purchase payments, partial withdrawals or changes in asset allocation model; and

o  the annuitant is male and age 55 at contract issue; and

o  the joint annuitant is female and age 55 at contract issue.

EXAMPLE -- INCOME ASSURER BENEFIT(SM) - MAV

Based on the above assumptions and taking into account fluctuations in contract value due to market conditions, we calculate the guaranteed income benefit base as:

                                                     ASSUMED             PURCHASE             MAXIMUM            GUARANTEED
  CONTRACT                                          CONTRACT             PAYMENTS           ANNIVERSARY            INCOME
 ANNIVERSARY                                          VALUE             AND CREDITS       VALUE (MAV)(1)    BENEFIT BASE - MAV(2)
------------------------------------------------------------------------------------------------------------------------------------
     1                                             $109,000             $101,000            $109,000            $109,000
     2                                              127,000                 none             127,000             127,000
     3                                              134,000                 none             134,000             134,000
     4                                              153,000                 none             153,000             153,000
     5                                               86,000                 none             153,000             153,000
     6                                              122,000                 none             153,000             153,000
     7                                              141,000                 none             153,000             153,000
     8                                              155,000                 none             155,000             155,000
     9                                              142,000                 none             155,000             155,000
    10                                              176,000                 none             176,000             176,000
    11                                              143,000                 none             176,000             176,000
    12                                              150,000                 none             176,000             176,000
    13                                              211,000                 none             211,000             211,000
    14                                              201,000                 none             211,000             211,000
    15                                              206,000                 none             211,000             211,000
------------------------------------------------------------------------------------------------------------------------------------

(1) The MAV is limited after age 81, but the guaranteed income benefit base may increase if the contract value increases.

(2) The Guaranteed Income Benefit Base - MAV is a calculated number, not an amount that can be withdrawn. The Guaranteed Income Benefit Base - MAV does not create contract value or guarantee the performance of any investment option.

--------------------------------------------------------------------------------
110   RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- PROSPECTUS

PLAN B - LIFE ANNUITY WITH 10 YEARS CERTAIN

If you annuitize the contract within 30 days after the illustrated contract anniversary, the minimum monthly income payment under a fixed annuity option (which is the same for the first year of a variable annuity option) on Plan B - Life Annuity with 10 Years Certain would be:

  CONTRACT                                               STANDARD PROVISIONS               INCOME ASSURER BENEFIT(SM) - MAV
 ANNIVERSARY                                         ASSUMED        PLAN B - LIFE WITH   GUARANTEED INCOME   PLAN B - LIFE WITH
 AT EXERCISE                                     CONTRACT VALUE      10 YEARS CERTAIN*     BENEFIT BASE       10 YEARS CERTAIN*
----------------------------------------------------------------------------------------------------------------------------------
    10                                             $176,000               $  784.96         $176,000             $   784.96
    11                                              143,000                  654.94          176,000                 806.08
    12                                              150,000                  703.50          176,000                 825.44
    13                                              211,000                1,017.02          211,000               1,017.02
    14                                              201,000                  992.94          211,000               1,042.34
    15                                              206,000                1,046.48          211,000               1,071.88
----------------------------------------------------------------------------------------------------------------------------------

* The monthly annuity payments illustrated under the standard annuity payout provisions of the contract and for the riders are computed using the rates guaranteed in Table B of the contract. These are the minimum amounts that could be paid under the standard annuity payout provisions of the contract based on the above assumptions. Annuity payouts under the standard annuity payout provisions of the contract when based on our current annuity payout rates (which are generally higher than the rates guaranteed in Table B of the contract) may be greater than the annuity payouts under the riders, which are always based on the rates guaranteed in Table B of the contract. If the annuity payouts under the standard contract provisions are more favorable than the payouts available under the rider, you will receive the higher standard payout.

PLAN D - JOINT AND LAST SURVIVOR LIFE ANNUITY - NO REFUND

If you annuitize the contract within 30 days after the illustrated contract anniversary, the minimum monthly income payment under a fixed annuity option (which is the same for the first year of a variable annuity option) on Plan D - Joint and Last Survivor Life Annuity - No Refund would be:

  CONTRACT                                               STANDARD PROVISIONS               INCOME ASSURER BENEFIT(SM) - MAV
 ANNIVERSARY                                         ASSUMED      PLAN D - LAST SURVIVOR GUARANTEED INCOME PLAN D - LAST SURVIVOR
 AT EXERCISE                                     CONTRACT VALUE         NO REFUND*         BENEFIT BASE          NO REFUND*
----------------------------------------------------------------------------------------------------------------------------------
    10                                             $176,000                 $631.84         $176,000                $631.84
    11                                              143,000                  524.81          176,000                 645.92
    12                                              150,000                  562.50          176,000                 660.00
    13                                              211,000                  810.24          211,000                 810.24
    14                                              201,000                  791.94          211,000                 831.34
    15                                              206,000                  832.24          211,000                 852.44
----------------------------------------------------------------------------------------------------------------------------------

* The monthly annuity payments illustrated under the standard annuity payout provisions of the contract and for the riders are computed using the rates guaranteed in Table B of the contract. These are the minimum amounts that could be paid under the standard annuity payout provisions of the contract based on the above assumptions. Annuity payouts under the standard annuity payout provisions of the contract when based on our current annuity payout rates (which are generally higher than the rates guaranteed in Table B of the contract) may be greater than the annuity payouts under the riders, which are always based on the rates guaranteed in Table B of the contract. If the annuity payouts under the standard contract provisions are more favorable than the payouts available under the rider, you will receive the higher standard payout.

NOTE: In the above examples, if you elected to begin receiving annuity payouts within 30 days after the 10th or the 13th contract anniversary, you would not benefit from the rider because the monthly annuity payout in these examples is the same as under the standard provisions of the contract. Because the examples are based on assumed contract values, not actual investment results, you should not conclude from the examples that the riders will provide higher payments more frequently than the standard provisions of the contract.

--------------------------------------------------------------------------------
111   RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- PROSPECTUS

EXAMPLE -- INCOME ASSURER BENEFIT(SM) - 5% ACCUMULATION BENEFIT BASE

Based on the above assumptions and taking into account fluctuations in contract value due to market conditions, we calculate the guaranteed income benefit base as:

                                                                                                                 GUARANTEED
                                                                                                                   INCOME
                                                     ASSUMED             PURCHASE               5%             BENEFIT BASE -
  CONTRACT                                          CONTRACT             PAYMENTS          ACCUMULATION        5% ACCUMULATION
 ANNIVERSARY                                          VALUE             AND CREDITS       BENEFIT BASE(1)      BENEFIT BASE(2)
----------------------------------------------------------------------------------------------------------------------------------
     1                                             $109,000             $101,000            $106,050            $109,000
     2                                              127,000                 none             111,353             127,000
     3                                              134,000                 none             116,920             134,000
     4                                              153,000                 none             122,766             153,000
     5                                               86,000                 none             128,904             128,904
     6                                              122,000                 none             135,350             135,350
     7                                              141,000                 none             142,117             142,117
     8                                              155,000                 none             149,223             155,000
     9                                              142,000                 none             156,684             156,684
    10                                              176,000                 none             164,518             176,000
    11                                              143,000                 none             172,744             172,744
    12                                              150,000                 none             181,381             181,381
    13                                              211,000                 none             190,451             211,000
    14                                              201,000                 none             199,973             201,000
    15                                              206,000                 none             209,972             209,972
----------------------------------------------------------------------------------------------------------------------------------

(1)  The 5%  Accumulation  Benefit  Base value is limited  after age 81, but the
     guaranteed   income  benefit  base  may  increase  if  the  contract  value increases.

(2) The Guaranteed Income Benefit Base - 5% Accumulation Benefit Base is a calculated number, not an amount that can be withdrawn. The Guaranteed Income Benefit Base - 5% Accumulation Benefit Base does not create contract value or guarantee the performance of any investment option.

PLAN B - LIFE ANNUITY WITH 10 YEARS CERTAIN

If you annuitize the contract within 30 days after the illustrated contract anniversary, the minimum monthly income payment under a fixed annuity option (which is the same for the first year of a variable annuity option) on Plan B - Life Annuity with 10 Years Certain would be:

                                                                                             INCOME ASSURER BENEFIT(SM) -
  CONTRACT                                               STANDARD PROVISIONS                 5% ACCUMULATION BENEFIT BASE
 ANNIVERSARY                                         ASSUMED        PLAN B - LIFE WITH   GUARANTEED INCOME   PLAN B - LIFE WITH
 AT EXERCISE                                     CONTRACT VALUE      10 YEARS CERTAIN*     BENEFIT BASE       10 YEARS CERTAIN*
----------------------------------------------------------------------------------------------------------------------------------
    10                                             $176,000               $  784.96         $176,000              $  784.96
    11                                              143,000                  654.94          172,744                 791.17
    12                                              150,000                  703.50          181,381                 850.68
    13                                              211,000                1,017.02          211,000               1,017.02
    14                                              201,000                  992.94          201,000                 992.94
    15                                              206,000                1,046.48          209,972               1,066.66
----------------------------------------------------------------------------------------------------------------------------------

* The monthly annuity payments illustrated under the standard annuity payout provisions of the contract and for the riders are computed using the rates guaranteed in Table B of the contract. These are the minimum amounts that could be paid under the standard annuity payout provisions of the contract based on the above assumptions. Annuity payouts under the standard annuity payout provisions of the contract when based on our current annuity payout rates (which are generally higher than the rates guaranteed in Table B of the contract) may be greater than the annuity payouts under the riders, which are always based on the rates guaranteed in Table B of the contract. If the annuity payouts under the standard contract provisions are more favorable than the payouts available under the rider, you will receive the higher standard payout.

--------------------------------------------------------------------------------
112   RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- PROSPECTUS

PLAN D - JOINT AND LAST SURVIVOR LIFE ANNUITY - NO REFUND

If you annuitize the contract within 30 days after the illustrated contract anniversary, the minimum monthly income payment under a fixed annuity option (which is the same for the first year of a variable annuity option) on Plan D - Joint and Last Survivor Life Annuity - No Refund would be:

                                                                                             INCOME ASSURER BENEFIT(SM) -
  CONTRACT                                               STANDARD PROVISIONS                 5% ACCUMULATION BENEFIT BASE
 ANNIVERSARY                                         ASSUMED      PLAN D - LAST SURVIVOR GUARANTEED INCOME PLAN D - LAST SURVIVOR
 AT EXERCISE                                     CONTRACT VALUE         NO REFUND*         BENEFIT BASE          NO REFUND*
----------------------------------------------------------------------------------------------------------------------------------
    10                                             $176,000                 $631.84         $176,000                $631.84
    11                                              143,000                  524.81          172,744                 633.97
    12                                              150,000                  562.50          181,381                 680.18
    13                                              211,000                  810.24          211,000                 810.24
    14                                              201,000                  791.94          201,000                 791.94
    15                                              206,000                  832.24          209,972                 848.29
----------------------------------------------------------------------------------------------------------------------------------

* The monthly annuity payments illustrated under the standard annuity payout provisions of the contract and for the riders are computed using the rates guaranteed in Table B of the contract. These are the minimum amounts that could be paid under the standard annuity payout provisions of the contract based on the above assumptions. Annuity payouts under the standard annuity payout provisions of the contract when based on our current annuity payout rates (which are generally higher than the rates guaranteed in Table B of the contract) may be greater than the annuity payouts under the riders, which are always based on the rates guaranteed in Table B of the contract. If the annuity payouts under the standard contract provisions are more favorable than the payouts available under the rider, you will receive the higher standard payout.

NOTE: In the above examples, if you elected to begin receiving annuity payouts within 30 days after the 10th, 13th or the 14th contract anniversary, you would not benefit from the rider because the monthly annuity payout in these examples is the same as under the standard provisions of the contract. Because the examples are based on assumed contract values, not actual investment results, you should not conclude from the examples that the riders will provide higher payments more frequently than the standard provisions of the contract.

EXAMPLE -- INCOME ASSURER BENEFIT(SM) - GREATER OF MAV OR 5% ACCUMULATION BENEFIT BASE

Based on the above assumptions and taking into account fluctuations in contract value due to market conditions, we calculate the guaranteed income benefit base as:

                                                                                                                 GUARANTEED
                                                                                                                   INCOME
                                                                                                                BENEFIT BASE -
                                                                                                                 GREATER OF
                                 ASSUMED            PURCHASE              MAXIMUM               5%                MAV OR 5%
  CONTRACT                      CONTRACT            PAYMENTS            ANNIVERSARY        ACCUMULATION         ACCUMULATION
 ANNIVERSARY                      VALUE            AND CREDITS           VALUE(1)         BENEFIT BASE(1)      BENEFIT BASE(2)
----------------------------------------------------------------------------------------------------------------------------------
     1                         $109,000            $101,000             $109,000            $106,050            $109,000
     2                          127,000                none              127,000             111,353             127,000
     3                          134,000                none              134,000             116,920             134,000
     4                          153,000                none              153,000             122,766             153,000
     5                           86,000                none              153,000             128,904             153,000
     6                          122,000                none              153,000             135,350             153,000
     7                          141,000                none              153,000             142,117             153,000
     8                          155,000                none              155,000             149,223             155,000
     9                          142,000                none              155,000             156,684             156,684
    10                          176,000                none              176,000             164,518             176,000
    11                          143,000                none              176,000             172,744             176,000
    12                          150,000                none              176,000             181,381             181,381
    13                          211,000                none              211,000             190,451             211,000
    14                          201,000                none              211,000             199,973             211,000
    15                          206,000                none              211,000             209,972             211,000
----------------------------------------------------------------------------------------------------------------------------------

 (1) The MAV and 5% Accumulation Benefit Base are limited after age 81, but the guaranteed income benefit base may increase if the contract value increases.

 (2) The Guaranteed Income Benefit Base - Greater of MAV or 5% Accumulation Benefit Base is a calculated number, not an amount that can be withdrawn. The Guaranteed Income Benefit Base - Greater of MAV or 5% Accumulation Benefit Base does not create contract value or guarantee the performance of any investment option.

--------------------------------------------------------------------------------
113   RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- PROSPECTUS

PLAN B -- LIFE ANNUITY WITH 10 YEARS CERTAIN

If you annuitize the contract within 30 days after the illustrated contract anniversary, the minimum monthly income payment under a fixed annuity option (which is the same for the first year of a variable annuity option) on Plan B - Life Annuity with 10 Years Certain would be:

                                                                                      INCOME ASSURER BENEFIT(SM) - GREATER OF MAV
  CONTRACT                                               STANDARD PROVISIONS                OR 5% ACCUMULATION BENEFIT BASE
 ANNIVERSARY                                         ASSUMED        PLAN B - LIFE WITH   GUARANTEED INCOME   PLAN B - LIFE WITH
 AT EXERCISE                                     CONTRACT VALUE      10 YEARS CERTAIN*     BENEFIT BASE       10 YEARS CERTAIN*
----------------------------------------------------------------------------------------------------------------------------------
    10                                             $176,000               $  784.96         $176,000              $  784.96
    11                                              143,000                  654.94          176,000                 806.08
    12                                              150,000                  703.50          181,381                 850.68
    13                                              211,000                1,017.02          211,000               1,017.02
    14                                              201,000                  992.94          211,000               1,042.34
    15                                              206,000                1,046.48          211,000               1,071.88
----------------------------------------------------------------------------------------------------------------------------------

* The monthly annuity payments illustrated under the standard annuity payout provisions of the contract and for the riders are computed using the rates guaranteed in Table B of the contract. These are the minimum amounts that could be paid under the standard annuity payout provisions of the contract based on the above assumptions. Annuity payouts under the standard annuity payout provisions of the contract when based on our current annuity payout rates (which are generally higher than the rates guaranteed in Table B of the contract) may be greater than the annuity payouts under the riders, which are always based on the rates guaranteed in Table B of the contract. If the annuity payouts under the standard contract provisions are more favorable than the payouts available under the rider, you will receive the higher standard payout.

PLAN D - JOINT AND LAST SURVIVOR LIFE ANNUITY - NO REFUND

If you annuitize the contract within 30 days after the illustrated contract anniversary, the minimum monthly income payment under a fixed annuity option (which is the same for the first year of a variable annuity option) on Plan D - Joint and Last Survivor Life Annuity - No Refund would be:

                                                                                      INCOME ASSURER BENEFIT(SM) - GREATER OF MAV
  CONTRACT                                               STANDARD PROVISIONS                OR 5% ACCUMULATION BENEFIT BASE
 ANNIVERSARY                                         ASSUMED      PLAN D - LAST SURVIVOR GUARANTEED INCOME PLAN D - LAST SURVIVOR
 AT EXERCISE                                     CONTRACT VALUE         NO REFUND*         BENEFIT BASE          NO REFUND*
----------------------------------------------------------------------------------------------------------------------------------
    10                                             $176,000                 $631.84         $176,000                $631.84
    11                                              143,000                  524.81          176,000                 645.92
    12                                              150,000                  562.50          181,381                 680.18
    13                                              211,000                  810.24          211,000                 810.24
    14                                              201,000                  791.94          211,000                 831.34
    15                                              206,000                  832.24          211,000                 852.44
----------------------------------------------------------------------------------------------------------------------------------

* The monthly annuity payments illustrated under the standard annuity payout provisions of the contract and for the riders are computed using the rates guaranteed in Table B of the contract. These are the minimum amounts that could be paid under the standard annuity payout provisions of the contract based on the above assumptions. Annuity payouts under the standard annuity payout provisions of the contract when based on our current annuity payout rates (which are generally higher than the rates guaranteed in Table B of the contract) may be greater than the annuity payouts under the riders, which are always based on the rates guaranteed in Table B of the contract. If the annuity payouts under the standard contract provisions are more favorable than the payouts available under the rider, you will receive the higher standard payout.

NOTE: In the above examples, if you elected to begin receiving annuity payouts within 30 days after the 10th or the 13th contract anniversary, you would not benefit from the rider because the monthly annuity payout in these examples is the same as under the standard provisions of the contract. Because the examples are based on assumed contract values, not actual investment results, you should not conclude from the examples that the riders will provide higher payments more frequently than the standard provisions of the contract.

--------------------------------------------------------------------------------
114   RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- PROSPECTUS

APPENDIX H: EXAMPLE -- BENEFIT PROTECTOR(SM) DEATH BENEFIT RIDER
EXAMPLE OF THE BENEFIT PROTECTOR(SM)

ASSUMPTIONS:

o You purchase the contract with a payment of $100,000 on Jan. 1, 2005 and you and the annuitant are under age 70; and

o  you have selected the seven-year withdrawal charge schedule; and

o we add a $1,000 purchase payment credit to your contract. You select the MAV Death Benefit.

   On July 1, 2005 the contract value grows to $105,000. The death benefit under the MAV Death Benefit on July 1, 2005 equals the contract value, less any purchase payment credits added to the contract in the last 12 months, or $104,000. You have not reached the first contract anniversary so the Benefit Protector(SM) does not provide any additional benefit at this time.

   On Jan. 1, 2006 the contract value grows to $110,000. The death benefit on Jan. 1, 2006 equals:

   MAV Death Benefit (contract value):                                                                     $110,000

   plus the Benefit Protector(SM) benefit which equals 40% of earnings at death
   (MAV Death Benefit minus payments not previously withdrawn):

   0.40 x ($110,000 - $100,000) =                                                                            +4,000
                                                                                                             ------
   Total death benefit of:                                                                                 $114,000

   On Jan. 1, 2007 the contract value falls to $105,000. The death benefit on Jan. 1, 2007 equals:

   MAV Death Benefit (MAV):                                                                                $110,000

   plus the Benefit Protector(SM) benefit (40% of earnings at death):

   0.40 x ($110,000 - $100,000) =                                                                            +4,000
                                                                                                             ------
   Total death benefit of:                                                                                 $114,000

   On Feb. 1, 2007 the contract value remains at $105, 000 and you request a partial withdrawal of $50,000, including the applicable 7% withdrawal charges. We will withdraw $10,500 from your contract value free of charge
   (10% of your prior anniversary's contract value). The remainder of the withdrawal is subject to a 7% withdrawal charge because your payment is in the third year of the withdrawal charge schedule, so we will withdraw $39,500
   ($36,735 + $2,765 in withdrawal charges) from your contract value.
   Altogether, we will withdraw $50,000 and pay you $47,235. We calculate purchase payments not previously withdrawn as $100,000 - $45,000 = $55,000
   (remember that $5,000 of the partial withdrawal is contract earnings). The death benefit on Feb. 1, 2007 equals:

   MAV Death Benefit (MAV adjusted for partial withdrawals):                                                $57,619

   plus the Benefit Protector(SM) benefit (40% of earnings at death):

   0.40 x ($57,619 - $55,000) =                                                                              +1,048
                                                                                                             ------
   Total death benefit of:                                                                                  $58,667

   On Jan. 1, 2008 the contract value falls to $40,000. The death benefit on Jan. 1, 2008 equals the death benefit on Feb. 1, 2007. The reduction in contract value has no effect.

   On Jan. 1, 2014 the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously withdrawn that are one or more years old. The death benefit on Jan. 1, 2014 equals:

   MAV Death Benefit (contract value):                                                                     $200,000

   plus the Benefit Protector(SM) benefit (40% of earnings at death, up to a maximum of 100% of purchase payments not
      previously withdrawn that are one or more years old)                                                  +55,000
                                                                                                            -------
   Total death benefit of:                                                                                 $255,000

--------------------------------------------------------------------------------
115   RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- PROSPECTUS

   On July 1, 2014 you make an additional purchase payment of $50,000 and we add a purchase payment credit of $500. Your new contract value is now $250,000.
   The new purchase payment is less than one year old and so it has no effect on the Benefit Protector(SM) value. The death benefit on July 1, 2014 equals:

   MAV Death Benefit (contract value less any purchase payment credits

   added in the last 12 months):                                                                           $249,500

   plus the Benefit Protector(SM) benefit (40% of earnings at death,

   up to a maximum of 100% of purchase payments not

   previously withdrawn that are one or more years old)                                                     +55,000
                                                                                                            -------
   Total death benefit of:                                                                                 $304,500

   On July 1, 2015 the contract value remains $250,000 and the "new" purchase payment is one year old and the value of the Benefit Protector(SM) changes.
   The death benefit on July 1, 2015 equals:

   MAV Death Benefit (contract value):                                                                     $250,000

   plus the Benefit Protector(SM) benefit (40% of earnings at death up to a maximum of 100% of purchase payments not
      previously withdrawn that are one or more years old)
      0.40 x ($250,000 - $105,000) =                                                                        +58,000
                                                                                                            -------

   Total death benefit on July 1, 2015 of:                                                                 $308,000

-------------------------------------------------------------------------------
116   RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- PROSPECTUS

APPENDIX I: EXAMPLE -- BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDER

EXAMPLE OF THE BENEFIT PROTECTOR(SM) PLUS

ASSUMPTIONS:

o You purchase the contract with a payment of $100,000 on Jan. 1, 2005 and you and the annuitant are under age 70. You have selected the seven-year withdrawal charge schedule; and

o we add a $1,000 purchase payment credit to your contract. You select the MAV Death Benefit.

   On July 1, 2005 the contract value grows to $105,000. The death benefit on July 1, 2005 equals MAV Death Benefit, which is the contract value, less any purchase payment credits added to the contract in the last 12 months, or $104,000. You have not reached the first contract anniversary so the Benefit Protector(SM) Plus does not provide any additional benefit at this time.

   On Jan. 1, 2006 the contract value grows to $110,000. You have not reached the second contract anniversary so the Benefit Protector(SM) Plus does not provide any additional benefit beyond what is provided by the Benefit Protector(SM) at this time. The death benefit on Jan. 1, 2006 equals:

   MAV Death Benefit (contract value):                                                                     $110,000

   plus the Benefit Protector(SM) Plus benefit which equals 40% of earnings at death (MAV rider minus payments not previously withdrawn):

   0.40 x ($110,000 - $100,000) =                                                                            +4,000
                                                                                                             ------
   Total death benefit of:                                                                                 $114,000

   On Jan. 1, 2007 the contract value falls to $105,000. The death benefit on Jan. 1, 2007 equals:

   MAV Death Benefit (MAV):                                                                                $110,000

   plus the Benefit Protector(SM) Plus benefit which equals 40% of earnings at death:

   0.40 x ($110,000 - $100,000) =                                                                            +4,000

   plus 10% of purchase payments made within 60 days of contract issue
   and not previously withdrawn: 0.10 x $100,000 =                                                          +10,000
                                                                                                             ------
   Total death benefit of:                                                                                 $124,000

   On Feb. 1, 2007 the contract value remains at $105, 000 and you request a partial withdrawal of $50,000, including the applicable 7% withdrawal charge.
   We will withdraw $10,500 from your contract value free of charge (10% of your prior anniversary's contract value). The remainder of the withdrawal is subject to a 7% withdrawal charge because your payment is in the third year of the withdrawal charge schedule, so we will withdraw $39,500 ($36,735 +
   $2,765 in withdrawal charges) from your contract value. Altogether, we will withdraw $50,000 and pay you $47,235. We calculate purchase payments not previously withdrawn as $100,000 - $45,000 = $55,000 (remember that $5,000 of the partial withdrawal is contract earnings). The death benefit on Feb. 1, 2007 equals:

   MAV Death Benefit (MAV adjusted for partial withdrawals):                                                $57,619

   plus the Benefit Protector(SM) Plus benefit which equals 40% of earnings at death:

   0.40 x ($57,619 - $55,000) =                                                                              +1,048

   plus 10% of purchase payments made within 60 days of contract

   issue and not previously withdrawn: 0.10 x $55,000 =                                                      +5,500
                                                                                                             ------
   Total death benefit of:                                                                                  $64,167

   On Jan. 1, 2008 the contract value falls  $40,000.  The death benefit on Jan.
   1, 2008 equals the death benefit calculated on Feb. 1, 2007. The reduction in contract value has no effect.

--------------------------------------------------------------------------------
117   RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- PROSPECTUS

   On Jan. 1, 2014 the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously withdrawn that are one or more years old. Because we are beyond the fourth contract anniversary the Benefit Protector(SM) Plus also reaches its maximum of 20%. The death benefit on Jan. 1, 2014 equals:

   MAV Death Benefit (contract value):                                                                     $200,000

   plus the Benefit Protector(SM) Plus benefit which equals 40% of earnings at death, up to a maximum of 100% of purchase payments not previously withdrawn

   that are one or more years old                                                                           +55,000

   plus 20% of purchase payments made within 60 days of

   contract issue and not previously withdrawn: 0.20 x $55,000 =                                            +11,000
                                                                                                            -------
   Total death benefit of:                                                                                 $266,000

   On July 1, 2014 you make an additional purchase payment of $50,000 and we add a purchase payment credit of $500. Your new contract value is now $250,000.
   The new purchase payment is less than one year old and so it has no effect on the Benefit Protector(SM) Plus value. The death benefit on July 1, 2014 equals:

   MAV Death Benefit (contract value less any purchase payment credits
   added in the last 12 months):                                                                           $249,500

   plus the Benefit Protector(SM) Plus benefit which equals 40% of earnings at death, up to a maximum of 100% of purchase payments not previously withdrawn

   that are one or more years old                                                                           +55,000

   plus 20% of purchase payments made within 60 days of

   contract issue and not previously withdrawn: 0.20 x $55,000 =                                            +11,000
                                                                                                            -------
   Total death benefit of:                                                                                 $315,500

   On July 1, 2015 the contract value remains $250,000 and the "new" purchase payment is one year old. The value of the Benefit Protector(SM) Plus remains constant. The death benefit on July 1, 2015 equals:

   MAV Death Benefit (contract value):                                                                     $250,000

   plus the Benefit Protector(SM) Plus benefit which equals 40% of earnings at death (MAV rider minus payments not previously withdrawn):

   0.40 x ($250,000 - $105,000) =                                                                           +58,000

   plus 20% of purchase payments made within 60 days of contract issue
   and not previously withdrawn: 0.20 x $55,000 =                                                           +11,000
                                                                                                            -------

   Total death benefit on July 1, 2015 of:                                                                 $319,000

-------------------------------------------------------------------------------
118   RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- PROSPECTUS

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Calculating Annuity Payouts                             p.   3

Rating Agencies                                         p.   4

Principal Underwriter                                   p.   4

Independent Registered Public Accounting Firm           p.   4

Condensed Financial Information (Unaudited)             p.   5

Financial Statements

--------------------------------------------------------------------------------
119   RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- PROSPECTUS

(logo)
AMERICAN
 EXPRESS
(R)

American Enterprise Life Insurance Company, Issuer
829 AXP Financial Center
Minneapolis, MN 55474
(800) 333-3437

273417 E (7/05)

                     STATEMENT OF ADDITIONAL INFORMATION FOR
              RIVERSOURCE ACCESSCHOICE SELECT(SM) VARIABLE ANNUITY
                RIVERSOURCE ENDEAVOR SELECT(SM) VARIABLE ANNUITY
                  AMERICAN EXPRESS FLEXCHOICE VARIABLE ANNUITY
               AMERICAN EXPRESS FLEXCHOICE SELECT VARIABLE ANNUITY
               AMERICAN EXPRESS(R) GALAXY PREMIER VARIABLE ANNUITY
                AMERICAN EXPRESS INNOVATIONS(R) VARIABLE ANNUITY
             AMERICAN EXPRESS INNOVATIONS(R) SELECT VARIABLE ANNUITY
            AMERICAN EXPRESS INNOVATIONS(R) CLASSIC VARIABLE ANNUITY
         AMERICAN EXPRESS INNOVATIONS(R) CLASSIC SELECT VARIABLE ANNUITY
               AMERICAN EXPRESS NEW SOLUTIONS(R) VARIABLE ANNUITY
                  AMERICAN EXPRESS PINNACLE VARIABLE ANNUITY(R)
                 AMERICAN EXPRESS SIGNATURE VARIABLE ANNUITY(R)
              AMERICAN EXPRESS(R) SIGNATURE SELECT VARIABLE ANNUITY
               AMERICAN EXPRESS(R) SIGNATURE ONE VARIABLE ANNUITY
            AMERICAN EXPRESS(R) SIGNATURE ONE SELECT VARIABLE ANNUITY
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY
                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY
                 EVERGREEN NEW SOLUTIONS SELECT VARIABLE ANNUITY
                     EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY
                 EVERGREEN PATHWAYS(SM) SELECT VARIABLE ANNUITY
                    EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY
                    WELLS FARGO ADVANTAGE(R) VARIABLE ANNUITY
                WELLS FARGO ADVANTAGE(R) SELECT VARIABLE ANNUITY
                WELLS FARGO ADVANTAGE(R) BUILDER VARIABLE ANNUITY
            WELLS FARGO ADVANTAGE(R) BUILDER SELECT VARIABLE ANNUITY
                WELLS FARGO ADVANTAGE CHOICE(SM) VARIABLE ANNUITY
            WELLS FARGO ADVANTAGE CHOICE(SM) SELECT VARIABLE ANNUITY

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT
                                 APRIL 29, 2005

American Enterprise Variable Annuity Account is a separate account established and maintained by American Enterprise Life Insurance Company (American Enterprise Life).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained from your registered representative, or by writing or calling us at the address and telephone number below. This SAI contains financial information for all the subaccounts of the American Enterprise Variable Annuity Account. Not all subaccounts shown will apply to your specific contract.

American Enterprise Life Insurance Company
829 AXP Financial Center
Minneapolis, MN 55474
(800) 333-3437

TABLE OF CONTENTS

Calculating Annuity Payouts                                                 p. 3

Rating Agencies                                                             p. 4

Principal Underwriter                                                       p. 4

Independent Registered Public Accounting Firm                               p. 4

Condensed Financial Information (Unaudited)                                 p. 5

Financial Statements

CORPORATE REORGANIZATION

On Feb. 1, 2005, American Express Company announced plans to pursue a spin-off of 100% of the common stock of American Express Financial Corporation (AEFC). AEFC is the parent company of IDS Life Insurance Company (IDS Life). IDS Life is the parent company of American Enterprise Life. American Enterprise Life issues the variable annuity contracts.

The spin-off of AEFC, expected to be completed in the third quarter of 2005, is subject to certain regulatory and other approvals, as well as final approval by the board of directors of American Express Company.

Upon completion of the spin-off, AEFC will be a publicly traded company separate from American Express Company. AEFC will continue to own all the outstanding stock of IDS Life and will replace American Express Company as the ultimate control person of American Enterprise Life. On Aug. 1, 2005 AEFC will change its name to Ameriprise Financial, Inc.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

CALCULATING ANNUITY PAYOUTS

VARIABLE ANNUITY PAYOUTS

We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

INITIAL PAYOUT: To compute your first monthly payment, we:

- determine the dollar value of your contract on the valuation date and deduct any applicable premium tax; then

- apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payment for each $1,000 of value which depends on factors built into the table, as described below.

ANNUITY UNITS: We then convert the value of your subaccount to annuity units. To compute the number of units credited to you, we divide the first monthly payment by the annuity unit value (see below) on the valuation date. The number of units in your subaccount is fixed. The value of the units fluctuates with the performance of the underlying fund.

SUBSEQUENT PAYOUTS: To compute later payouts, we multiply:

-    the annuity unit value on the valuation date; by

-    the fixed number of annuity units credited to you.

ANNUITY UNIT VALUES: We originally set this value at $1 for each subaccount. To calculate later values we multiply the last annuity value by the product of:

-    the net investment factor; and

-    the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

NET INVESTMENT FACTOR: We determine the net investment factor by:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

-    dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee and the variable account administrative charge from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a subaccount.

FIXED ANNUITY PAYOUTS

We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:

- take the amount of contract value at the retirement date or the date you selected to begin receiving your annuity payouts and which you want to be applied to fixed annuity payouts; then

- using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

RATING AGENCIES

We receive ratings from independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. The ratings reflect each agency's estimation of our ability to meet our contractual obligations such as making annuity payouts and paying death benefits and other distributions. As such, the ratings relate to our general account and not to the subaccounts. This information generally does not relate to the management or performance of the subaccounts.

For detailed information on the agency ratings given to American Enterprise Life, contact your sales representative. Or view our current ratings by visiting the agency websites directly at:

A.M. Best                                                         www.ambest.com

Fitch                                                       www.fitchratings.com

Moody's                                                 www.moodys.com/insurance

A.M. Best -- Rates insurance companies for their financial strength.

Fitch -- Rates insurance companies for their claims-paying ability.

Moody's -- Rates insurance companies for their financial strength.

PRINCIPAL UNDERWRITER

American Express Financial Advisors Inc. (AEFA) serves as principal underwriter for the contracts, which it offers on a continuous basis. AEFA is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. (NASD). AEFA is an affiliate of ours. The contracts are offered to the public through certain securities broker-dealers and through entities that may offer the contracts but are exempt from registration that have entered into selling agreements with AEFA and whose personnel are legally authorized to sell annuity products. Both AEFA and American Enterprise Life are ultimately controlled by American Express Company. The principal business address of AEFA is 70100 AXP Financial Center, Minneapolis, MN 55474. American Enterprise Life currently pays AEFA underwriting commissions for its role as principal underwriter of all variable annuities associated with this variable account. For the past three years, the aggregate dollar amount of underwriting commissions paid to AEFA in its role as principal underwriter has been: 2004:
$39,616,639; 2003: $52,618,927; and 2002: $39,093,853. AEFA retains no underwriting commission from the sale of the contracts. On Aug. 1, 2005 AEFA will change its name to Ameriprise Financial Services, Inc.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements appearing in this SAI have been audited by Ernst & Young LLP, 220 South Sixth Street, Suite 1400, Minneapolis, MN 55402, independent registered public accounting firm, as stated in their reports appearing herein.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

CONDENSED FINANCIAL INFORMATION
(UNAUDITED)

The following tables give per-unit information about the financial history of each subaccount. The date in which operations commenced in each price level is noted in parentheses.

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.

YEAR ENDED DEC. 31,                                                                       2004     2003     2002     2001     2000
-----------------------------------------------------------------------------------------------------------------------------------
AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (5/30/2000)
Accumulation unit value at beginning of period                                           $ 1.05   $ 1.06   $ 1.06   $ 1.03   $ 1.00
Accumulation unit value at end of period                                                 $ 1.05   $ 1.05   $ 1.06   $ 1.06   $ 1.03
Number of accumulation units outstanding at end of period (000 omitted)                     691      813      697      554       53

AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (5/21/2002)
Accumulation unit value at beginning of period                                           $ 1.08   $ 1.04   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.11   $ 1.08   $ 1.04       --       --
Number of accumulation units outstanding at end of period (000 omitted)                   1,115      572       63       --       --

AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (5/21/2002)
Accumulation unit value at beginning of period                                           $ 1.10   $ 0.78   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.28   $ 1.10   $ 0.78       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     294      140       26       --       --

AXP(R) VARIABLE PORTFOLIO - EQUITY SELECT FUND (8/30/2002)
Accumulation unit value at beginning of period                                           $ 1.24   $ 1.02   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.33   $ 1.24   $ 1.02       --       --
Number of accumulation units outstanding at end of period (000 omitted)                       1        1       --       --       --

AXP(R) VARIABLE PORTFOLIO - GROWTH FUND (5/21/2002)
Accumulation unit value at beginning of period                                           $ 0.98   $ 0.81   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.05   $ 0.98   $ 0.81       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      28       24       --       --       --

AXP(R) VARIABLE PORTFOLIO - MANAGED FUND (5/30/2000)
Accumulation unit value at beginning of period                                           $ 0.89   $ 0.75   $ 0.87   $ 0.98   $ 1.00
Accumulation unit value at end of period                                                 $ 0.97   $ 0.89   $ 0.75   $ 0.87   $ 0.98
Number of accumulation units outstanding at end of period (000 omitted)                      48       49       39      116       --

AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R) (5/30/2000)
Accumulation unit value at beginning of period                                           $ 0.72   $ 0.59   $ 0.76   $ 0.92   $ 1.00
Accumulation unit value at end of period                                                 $ 0.74   $ 0.72   $ 0.59   $ 0.76   $ 0.92
Number of accumulation units outstanding at end of period (000 omitted)                     482      301       95       20       --

AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (5/21/2002)
Accumulation unit value at beginning of period                                           $ 1.08   $ 0.79   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.28   $ 1.08   $ 0.79       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      86       54       21       --       --

AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (5/30/2000)
Accumulation unit value at beginning of period                                           $ 0.78   $ 0.61   $ 0.80   $ 0.92   $ 1.00
Accumulation unit value at end of period                                                 $ 0.85   $ 0.78   $ 0.61   $ 0.80   $ 0.92
Number of accumulation units outstanding at end of period (000 omitted)                     771      748      360      112        7

AXP(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (5/30/2000)
Accumulation unit value at beginning of period                                           $ 1.17   $ 1.17   $ 1.11   $ 1.06   $ 1.00
Accumulation unit value at end of period                                                 $ 1.17   $ 1.17   $ 1.17   $ 1.11   $ 1.06
Number of accumulation units outstanding at end of period (000 omitted)                     916      849      645       30       --

AXP(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND (5/30/2000)
Accumulation unit value at beginning of period                                           $ 1.16   $ 0.79   $ 0.96   $ 1.04   $ 1.00
Accumulation unit value at end of period                                                 $ 1.36   $ 1.16   $ 0.79   $ 0.96   $ 1.04
Number of accumulation units outstanding at end of period (000 omitted)                      26       15       14        2        2

AIM V.I. BASIC VALUE FUND, SERIES II SHARES (5/21/2002)
Accumulation unit value at beginning of period                                           $ 1.00   $ 0.76   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.10   $ 1.00   $ 0.76       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     909      623      113       --       --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                       2004     2003     2002     2001     2000
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES (5/30/2000)
Accumulation unit value at beginning of period                                           $ 0.66   $ 0.52   $ 0.69   $ 0.91   $ 1.00
Accumulation unit value at end of period                                                 $ 0.70   $ 0.66   $ 0.52   $ 0.69   $ 0.91
Number of accumulation units outstanding at end of period (000 omitted)                     331      410      506      646       12

AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (8/30/2002)
Accumulation unit value at beginning of period                                           $ 1.24   $ 0.97   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.30   $ 1.24   $ 0.97       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      11       12       --       --       --

AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (5/21/2002)
Accumulation unit value at beginning of period                                           $ 1.00   $ 0.75   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.15   $ 1.00   $ 0.75       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      51       62       30       --       --

AIM V.I. DENT DEMOGRAPHIC TRENDS FUND, SERIES I SHARES (5/30/2000)
Accumulation unit value at beginning of period                                           $ 0.53   $ 0.39   $ 0.58   $ 0.87   $ 1.00
Accumulation unit value at end of period                                                 $ 0.57   $ 0.53   $ 0.39   $ 0.58   $ 0.87
Number of accumulation units outstanding at end of period (000 omitted)                      93       97      113      113       12

AIM V.I. PREMIER EQUITY FUND, SERIES I SHARES (5/30/2000)
Accumulation unit value at beginning of period                                           $ 0.66   $ 0.53   $ 0.77   $ 0.89   $ 1.00
Accumulation unit value at end of period                                                 $ 0.69   $ 0.66   $ 0.53   $ 0.77   $ 0.89
Number of accumulation units outstanding at end of period (000 omitted)                     465      459      637      761       56

AIM V.I. PREMIER EQUITY FUND, SERIES II SHARES (5/21/2002)
Accumulation unit value at beginning of period                                           $ 0.96   $ 0.78   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.00   $ 0.96   $ 0.78       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      23       21        3       --       --

ALLIANCEBERNSTEIN VP GROWTH AND INCOME PORTFOLIO (CLASS B) (5/30/2000)
Accumulation unit value at beginning of period                                           $ 0.97   $ 0.74   $ 0.97   $ 0.97   $ 1.00
Accumulation unit value at end of period                                                 $ 1.07   $ 0.97   $ 0.74   $ 0.97   $ 0.97
Number of accumulation units outstanding at end of period (000 omitted)                   1,573    1,510    1,341      640       31

ALLIANCEBERNSTEIN VP LARGE CAP GROWTH PORTFOLIO (CLASS B) (5/30/2000)
(PREVIOUSLY ALLIANCEBERNSTEIN VP PREMIER GROWTH PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                           $ 0.55   $ 0.45   $ 0.65   $ 0.80   $ 1.00
Accumulation unit value at end of period                                                 $ 0.59   $ 0.55   $ 0.45   $ 0.65   $ 0.80
Number of accumulation units outstanding at end of period (000 omitted)                     881      893    1,003      741       47

ALLIANCEBERNSTEIN VP GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (5/30/2000)
(PREVIOUSLY ALLIANCEBERNSTEIN VP TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                           $ 0.42   $ 0.30   $ 0.51   $ 0.69   $ 1.00
Accumulation unit value at end of period                                                 $ 0.44   $ 0.42   $ 0.30   $ 0.51   $ 0.69
Number of accumulation units outstanding at end of period (000 omitted)                     588      655      372      364       44

ALLIANCEBERNSTEIN VP TOTAL RETURN PORTFOLIO (CLASS B) (5/21/2002)
Accumulation unit value at beginning of period                                           $ 1.07   $ 0.91   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.15   $ 1.07   $ 0.91       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      29       38        9       --       --

EVERGREEN VA BALANCED FUND - CLASS 2 (7/31/2002)
(PREVIOUSLY EVERGREEN VA FOUNDATION FUND - CLASS 2)
Accumulation unit value at beginning of period                                           $ 1.14   $ 1.00   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.20   $ 1.14   $ 1.00       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      40       30       10       --       --

EVERGREEN VA CORE BOND FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period                                           $ 1.07   $ 1.04   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.10   $ 1.07   $ 1.04       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     861      792      241       --       --

EVERGREEN VA FUND - CLASS 1* (12/8/2003)
Accumulation unit value at beginning of period                                           $ 1.04   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.12   $ 1.04       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      28       39       --       --       --
* EVERGREEN VA FUND - CLASS 1 MERGED INTO EVERGREEN VA FUNDAMENTAL LARGE CAP
FUND - CLASS 1 ON APRIL 15, 2005.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                       2004     2003     2002     2001     2000
-----------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA FUND - CLASS 2* (8/30/2002)
Accumulation unit value at beginning of period                                           $ 1.20   $ 0.96   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.28   $ 1.20   $ 0.96       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     207      125       --       --       --
* EVERGREEN VA FUND - CLASS 2 MERGED INTO EVERGREEN VA FUNDAMENTAL LARGE CAP
FUND - CLASS 2 ON APRIL 15, 2005.

EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 1* (5/30/2000)
(PREVIOUSLY EVERGREEN VA GROWTH AND INCOME FUND - CLASS 1)
Accumulation unit value at beginning of period                                           $ 0.98   $ 0.76   $ 0.91   $ 1.04   $ 1.00
Accumulation unit value at end of period                                                 $ 1.06   $ 0.98   $ 0.76   $ 0.91   $ 1.04
Number of accumulation units outstanding at end of period (000 omitted)                     109       78       92       83       25
* EVERGREEN VA FUND - CLASS 1 MERGED INTO EVERGREEN VA FUNDAMENTAL LARGE CAP
FUND - CLASS 1 ON APRIL 15, 2005.

EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2* (8/30/2002)
(PREVIOUSLY EVERGREEN VA GROWTH AND INCOME FUND - CLASS 2)
Accumulation unit value at beginning of period                                           $ 1.23   $ 0.96   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.33   $ 1.23   $ 0.96       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     267      152        3       --       --
* EVERGREEN VA FUND - CLASS 2 MERGED INTO EVERGREEN VA FUNDAMENTAL LARGE CAP
FUND - CLASS 2 ON APRIL 15, 2005.

EVERGREEN VA GROWTH FUND - CLASS 2* (7/31/2002)
Accumulation unit value at beginning of period                                           $ 1.35   $ 0.99   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.52   $ 1.35   $ 0.99       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      74       36        8       --       --
* EVERGREEN VA SPECIAL EQUITY FUND - CLASS 2 MERGED INTO EVERGREEN VA GROWTH
FUND - CLASS 2 ON APRIL 15, 2005.

EVERGREEN VA HIGH INCOME FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period                                           $ 1.21   $ 1.04   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.30   $ 1.21   $ 1.04       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     327      252       95       --       --

EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 1 (12/8/2003)
Accumulation unit value at beginning of period                                           $ 1.05   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.23   $ 1.05       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     109       57       --       --       --

EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period                                           $ 1.21   $ 0.93   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.42   $ 1.21   $ 0.93       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     336      225       31       --       --

EVERGREEN VA OMEGA FUND - CLASS 1 (5/30/2000)
Accumulation unit value at beginning of period                                           $ 0.71   $ 0.51   $ 0.69   $ 0.82   $ 1.00
Accumulation unit value at end of period                                                 $ 0.75   $ 0.71   $ 0.51   $ 0.69   $ 0.82
Number of accumulation units outstanding at end of period (000 omitted)                     332      414      338      422       97

EVERGREEN VA OMEGA FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period                                           $ 1.33   $ 0.96   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.41   $ 1.33   $ 0.96       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     368      237       86       --       --

EVERGREEN VA SPECIAL EQUITY FUND - CLASS 2* (8/30/2002)
Accumulation unit value at beginning of period                                           $ 1.44   $ 0.96   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.51   $ 1.44   $ 0.96       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      --       --       --       --       --
* EVERGREEN VA SPECIAL EQUITY FUND - CLASS 2 MERGED INTO EVERGREEN VA GROWTH
FUND - CLASS 2 ON APRIL 15, 2005.

EVERGREEN VA SPECIAL VALUES FUND - CLASS 1 (5/30/2000)
Accumulation unit value at beginning of period                                           $ 1.52   $ 1.19   $ 1.37   $ 1.17   $ 1.00
Accumulation unit value at end of period                                                 $ 1.81   $ 1.52   $ 1.19   $ 1.37   $ 1.17
Number of accumulation units outstanding at end of period (000 omitted)                     382      371      346       69       10

EVERGREEN VA SPECIAL VALUES FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period                                           $ 1.22   $ 0.95   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.45   $ 1.22   $ 0.95       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     581      380       75       --       --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                       2004     2003     2002     2001     2000
-----------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA STRATEGIC INCOME FUND - CLASS 1 (5/30/2000)
Accumulation unit value at beginning of period                                           $ 1.45   $ 1.25   $ 1.09   $ 1.04   $ 1.00
Accumulation unit value at end of period                                                 $ 1.55   $ 1.45   $ 1.25   $ 1.09   $ 1.04
Number of accumulation units outstanding at end of period (000 omitted)                     281      274      103       79       --

EVERGREEN VA STRATEGIC INCOME FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period                                           $ 1.25   $ 1.08   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.34   $ 1.25   $ 1.08       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     470      285       --       --       --

FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS (5/30/2000)
Accumulation unit value at beginning of period                                           $ 0.96   $ 0.76   $ 0.85   $ 0.97   $ 1.00
Accumulation unit value at end of period                                                 $ 1.10   $ 0.96   $ 0.76   $ 0.85   $ 0.97
Number of accumulation units outstanding at end of period (000 omitted)                     993      957      633      232        4

FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (5/21/2002)
Accumulation unit value at beginning of period                                           $ 1.10   $ 0.86   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.25   $ 1.10   $ 0.86       --       --
Number of accumulation units outstanding at end of period (000 omitted)                   1,844    1,212      209       --       --

FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (5/21/2002)
Accumulation unit value at beginning of period                                           $ 0.98   $ 0.75   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.00   $ 0.98   $ 0.75       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     139      127       18       --       --

FIDELITY(R) VIP HIGH INCOME PORTFOLIO SERVICE CLASS (5/30/2000)
Accumulation unit value at beginning of period                                           $ 0.93   $ 0.74   $ 0.72   $ 0.83   $ 1.00
Accumulation unit value at end of period                                                 $ 1.01   $ 0.93   $ 0.74   $ 0.72   $ 0.83
Number of accumulation units outstanding at end of period (000 omitted)                     215      204      114      104        4

FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS (5/30/2000)
Accumulation unit value at beginning of period                                           $ 1.41   $ 1.03   $ 1.16   $ 1.21   $ 1.00
Accumulation unit value at end of period                                                 $ 1.75   $ 1.41   $ 1.03   $ 1.16   $ 1.21
Number of accumulation units outstanding at end of period (000 omitted)                     728      693      699      468       23

FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (5/21/2002)
Accumulation unit value at beginning of period                                           $ 1.16   $ 0.85   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.43   $ 1.16   $ 0.85       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     737      543       94       --       --

FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (5/21/2002)
Accumulation unit value at beginning of period                                           $ 1.07   $ 0.75   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.20   $ 1.07   $ 0.75       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      64       53       23       --       --

FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2 (5/21/2002)
Accumulation unit value at beginning of period                                           $ 1.26   $ 0.93   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.64   $ 1.26   $ 0.93       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      99       68       14       --       --

FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (5/30/2000)
(PREVIOUSLY FTVIPT FRANKLIN SMALL CAP FUND - CLASS 2)
Accumulation unit value at beginning of period                                           $ 0.72   $ 0.53   $ 0.75   $ 0.90   $ 1.00
Accumulation unit value at end of period                                                 $ 0.80   $ 0.72   $ 0.53   $ 0.75   $ 0.90
Number of accumulation units outstanding at end of period (000 omitted)                     978      712      656      312       52

FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (5/21/2002)
Accumulation unit value at beginning of period                                           $ 1.05   $ 0.80   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.28   $ 1.05   $ 0.80       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     231      169       24       --       --

FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (5/30/2000)
Accumulation unit value at beginning of period                                           $ 1.25   $ 1.01   $ 1.16   $ 1.09   $ 1.00
Accumulation unit value at end of period                                                 $ 1.40   $ 1.25   $ 1.01   $ 1.16   $ 1.09
Number of accumulation units outstanding at end of period (000 omitted)                   3,640    2,566      753       61       21

FTVIPT TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2 (5/30/2000)
Accumulation unit value at beginning of period                                           $ 1.19   $ 0.79   $ 0.80   $ 0.87   $ 1.00
Accumulation unit value at end of period                                                 $ 1.47   $ 1.19   $ 0.79   $ 0.80   $ 0.87
Number of accumulation units outstanding at end of period (000 omitted)                       6       --        9        9       --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                       2004     2003     2002     2001     2000
-----------------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (5/30/2000)
Accumulation unit value at beginning of period                                           $ 0.89   $ 0.68   $ 0.85   $ 1.02   $ 1.00
Accumulation unit value at end of period                                                 $ 1.05   $ 0.89   $ 0.68   $ 0.85   $ 1.02
Number of accumulation units outstanding at end of period (000 omitted)                   1,058      734      513      324       22

MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (5/30/2000)
Accumulation unit value at beginning of period                                           $ 0.61   $ 0.50   $ 0.71   $ 0.95   $ 1.00
Accumulation unit value at end of period                                                 $ 0.66   $ 0.61   $ 0.50   $ 0.71   $ 0.95
Number of accumulation units outstanding at end of period (000 omitted)                     482      515      421      326        3

MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (5/30/2000)
Accumulation unit value at beginning of period                                           $ 0.84   $ 0.64   $ 0.95   $ 1.01   $ 1.00
Accumulation unit value at end of period                                                 $ 0.89   $ 0.84   $ 0.64   $ 0.95   $ 1.01
Number of accumulation units outstanding at end of period (000 omitted)                     495      388      165      115       27

MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (5/30/2000)
Accumulation unit value at beginning of period                                           $ 1.19   $ 1.04   $ 1.10   $ 1.12   $ 1.00
Accumulation unit value at end of period                                                 $ 1.31   $ 1.19   $ 1.04   $ 1.10   $ 1.12
Number of accumulation units outstanding at end of period (000 omitted)                   2,934    2,457    1,585      792       45

MFS(R) UTILITIES SERIES - SERVICE CLASS (5/21/2002)
Accumulation unit value at beginning of period                                           $ 1.17   $ 0.87   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.51   $ 1.17   $ 0.87       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      53       40       --       --       --

OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (5/21/2002)
Accumulation unit value at beginning of period                                           $ 1.01   $ 0.78   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.07   $ 1.01   $ 0.78       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     377      130        9       --       --

OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (5/21/2002)
Accumulation unit value at beginning of period                                           $ 1.09   $ 0.77   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.28   $ 1.09   $ 0.77       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     303      154       25       --       --

OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES (5/21/2002)
Accumulation unit value at beginning of period                                           $ 1.18   $ 0.96   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.27   $ 1.18   $ 0.96       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     349      301       18       --       --

OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (5/21/2002)
Accumulation unit value at beginning of period                                           $ 1.13   $ 0.79   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.34   $ 1.13   $ 0.79       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     170      121       33       --       --

OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (5/21/2002)
Accumulation unit value at beginning of period                                           $ 1.20   $ 1.04   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.29   $ 1.20   $ 1.04       --       --
Number of accumulation units outstanding at end of period (000 omitted)                   1,442      995       38       --       --

PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (5/30/2000)
Accumulation unit value at beginning of period                                           $ 1.00   $ 0.79   $ 0.99   $ 1.07   $ 1.00
Accumulation unit value at end of period                                                 $ 1.10   $ 1.00   $ 0.79   $ 0.99   $ 1.07
Number of accumulation units outstanding at end of period (000 omitted)                     455      530      379      287       --

PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (8/30/2002)
Accumulation unit value at beginning of period                                           $ 1.14   $ 0.98   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.21   $ 1.14   $ 0.98       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      22       20       --       --       --

PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (5/21/2002)
Accumulation unit value at beginning of period                                           $ 1.01   $ 0.80   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.17   $ 1.01   $ 0.80       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     360      178       33       --       --

PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND - CLASS IB SHARES (5/30/2000)
Accumulation unit value at beginning of period                                           $ 0.60   $ 0.46   $ 0.53   $ 0.76   $ 1.00
Accumulation unit value at end of period                                                 $ 0.68   $ 0.60   $ 0.46   $ 0.53   $ 0.76
Number of accumulation units outstanding at end of period (000 omitted)                     217      209      232      199       63

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                       2004     2003     2002     2001     2000
-----------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND - CLASS IB SHARES (5/21/2002)
Accumulation unit value at beginning of period                                           $ 1.00   $ 0.81   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.07   $ 1.00   $ 0.81       --       --
Number of accumulation units outstanding at end of period (000 omitted)                       6        4        1       --       --

PUTNAM VT VISTA FUND - CLASS IB SHARES (5/30/2000)
Accumulation unit value at beginning of period                                           $ 0.55   $ 0.42   $ 0.60   $ 0.92   $ 1.00
Accumulation unit value at end of period                                                 $ 0.64   $ 0.55   $ 0.42   $ 0.60   $ 0.92
Number of accumulation units outstanding at end of period (000 omitted)                     279      233      163      265       35

STI CLASSIC VARIABLE TRUST CAPITAL APPRECIATION FUND (1/29/2003)
Accumulation unit value at beginning of period                                           $ 1.21   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.28   $ 1.21       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                       5       14       --       --       --

STI CLASSIC VARIABLE TRUST GROWTH AND INCOME FUND (1/29/2003)
Accumulation unit value at beginning of period                                           $ 1.29   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.46   $ 1.29       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      43       26       --       --       --

STI CLASSIC VARIABLE TRUST INTERNATIONAL EQUITY FUND (1/29/2003)
Accumulation unit value at beginning of period                                           $ 1.43   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.69   $ 1.43       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                       1        1       --       --       --

STI CLASSIC VARIABLE TRUST INVESTMENT GRADE BOND FUND (1/29/2003)
Accumulation unit value at beginning of period                                           $ 1.01   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.05   $ 1.01       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      13       13       --       --       --

STI CLASSIC VARIABLE TRUST MID-CAP EQUITY FUND (1/29/2003)
Accumulation unit value at beginning of period                                           $ 1.32   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.52   $ 1.32       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      24        8       --       --       --

STI CLASSIC VARIABLE TRUST SMALL CAP VALUE EQUITY FUND (1/29/2003)
Accumulation unit value at beginning of period                                           $ 1.41   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.73   $ 1.41       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      10       10       --       --       --

STI CLASSIC VARIABLE TRUST VALUE INCOME STOCK FUND (1/29/2003)
Accumulation unit value at beginning of period                                           $ 1.26   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.44   $ 1.26       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                       8        8       --       --       --

VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO CLASS II SHARES (8/30/2002)
Accumulation unit value at beginning of period                                           $ 1.27   $ 0.98   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.48   $ 1.27   $ 0.98       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     139       57        1       --       --

VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO CLASS II SHARES (8/30/2002)
Accumulation unit value at beginning of period                                           $ 1.22   $ 0.96   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.38   $ 1.22   $ 0.96       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     275       74        2       --       --

VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO CLASS I SHARES (8/30/2002)
Accumulation unit value at beginning of period                                           $ 1.31   $ 0.96   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.77   $ 1.31   $ 0.96       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      22       18       --       --       --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.

YEAR ENDED DEC. 31,                                                                       2004     2003     2002     2001     2000
-----------------------------------------------------------------------------------------------------------------------------------
AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (5/30/2000)
Accumulation unit value at beginning of period                                           $ 1.01   $ 1.01   $ 1.01   $ 1.00   $ 1.00
Accumulation unit value at end of period                                                 $ 1.00   $ 1.01   $ 1.01   $ 1.01   $ 1.00
Number of accumulation units outstanding at end of period (000 omitted)                   2,964    3,701    2,933    2,828       --

AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (5/21/2002)
Accumulation unit value at beginning of period                                           $ 1.08   $ 1.04   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.11   $ 1.08   $ 1.04       --       --
Number of accumulation units outstanding at end of period (000 omitted)                   3,256    2,381      215       --       --

AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (5/21/2002)
Accumulation unit value at beginning of period                                           $ 1.09   $ 0.78   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.28   $ 1.09   $ 0.78       --       --
Number of accumulation units outstanding at end of period (000 omitted)                   1,639    1,367      187       --       --

AXP(R) VARIABLE PORTFOLIO - EQUITY SELECT FUND (8/30/2002)
Accumulation unit value at beginning of period                                           $ 1.23   $ 1.02   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.33   $ 1.23   $ 1.02       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      46       27        9       --       --

AXP(R) VARIABLE PORTFOLIO - GROWTH FUND (5/21/2002)
Accumulation unit value at beginning of period                                           $ 0.98   $ 0.81   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.05   $ 0.98   $ 0.81       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      58       67        9       --       --

AXP(R) VARIABLE PORTFOLIO - MANAGED FUND (5/30/2000)
Accumulation unit value at beginning of period                                           $ 0.89   $ 0.75   $ 0.87   $ 0.98   $ 1.00
Accumulation unit value at end of period                                                 $ 0.96   $ 0.89   $ 0.75   $ 0.87   $ 0.98
Number of accumulation units outstanding at end of period (000 omitted)                     710      872      906      682       40

AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R) (5/30/2000)
Accumulation unit value at beginning of period                                           $ 0.72   $ 0.59   $ 0.76   $ 0.92   $ 1.00
Accumulation unit value at end of period                                                 $ 0.74   $ 0.72   $ 0.59   $ 0.76   $ 0.92
Number of accumulation units outstanding at end of period (000 omitted)                   3,126    2,693      704       81       --

AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (5/21/2002)
Accumulation unit value at beginning of period                                           $ 1.07   $ 0.79   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.28   $ 1.07   $ 0.79       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     638      535       67       --       --

AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (5/30/2000)
Accumulation unit value at beginning of period                                           $ 0.78   $ 0.61   $ 0.80   $ 0.92   $ 1.00
Accumulation unit value at end of period                                                 $ 0.85   $ 0.78   $ 0.61   $ 0.80   $ 0.92
Number of accumulation units outstanding at end of period (000 omitted)                   5,633    5,260    3,995    1,567        2

AXP(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (5/30/2000)
Accumulation unit value at beginning of period                                           $ 1.16   $ 1.16   $ 1.10   $ 1.05   $ 1.00
Accumulation unit value at end of period                                                 $ 1.16   $ 1.16   $ 1.16   $ 1.10   $ 1.05
Number of accumulation units outstanding at end of period (000 omitted)                   4,914    5,238    5,336    2,495       25

AXP(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND (5/30/2000)
Accumulation unit value at beginning of period                                           $ 1.15   $ 0.79   $ 0.96   $ 1.04   $ 1.00
Accumulation unit value at end of period                                                 $ 1.35   $ 1.15   $ 0.79   $ 0.96   $ 1.04
Number of accumulation units outstanding at end of period (000 omitted)                     340      363      191       63       --

AIM V.I. BASIC VALUE FUND, SERIES II SHARES (5/21/2002)
Accumulation unit value at beginning of period                                           $ 1.00   $ 0.76   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.10   $ 1.00   $ 0.76       --       --
Number of accumulation units outstanding at end of period (000 omitted)                   4,314    3,443      711       --       --

AIM V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES (5/30/2000)
Accumulation unit value at beginning of period                                           $ 0.65   $ 0.51   $ 0.68   $ 0.90   $ 1.00
Accumulation unit value at end of period                                                 $ 0.69   $ 0.65   $ 0.51   $ 0.68   $ 0.90
Number of accumulation units outstanding at end of period (000 omitted)                   2,151    2,361    2,237    1,995      160

AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (8/30/2002)
Accumulation unit value at beginning of period                                           $ 1.23   $ 0.97   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.30   $ 1.23   $ 0.97       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     150       97       26       --       --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                       2004     2003     2002     2001     2000
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (5/21/2002)
Accumulation unit value at beginning of period                                           $ 1.00   $ 0.75   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.14   $ 1.00   $ 0.75       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     551      352       --       --       --

AIM V.I. DENT DEMOGRAPHIC TRENDS FUND, SERIES I SHARES (5/30/2000)
Accumulation unit value at beginning of period                                           $ 0.53   $ 0.39   $ 0.58   $ 0.87   $ 1.00
Accumulation unit value at end of period                                                 $ 0.57   $ 0.53   $ 0.39   $ 0.58   $ 0.87
Number of accumulation units outstanding at end of period (000 omitted)                     600      657      701      679      143

AIM V.I. PREMIER EQUITY FUND, SERIES I SHARES (5/30/2000)
Accumulation unit value at beginning of period                                           $ 0.66   $ 0.53   $ 0.77   $ 0.89   $ 1.00
Accumulation unit value at end of period                                                 $ 0.69   $ 0.66   $ 0.53   $ 0.77   $ 0.89
Number of accumulation units outstanding at end of period (000 omitted)                   3,276    3,942    4,076    3,524      321

AIM V.I. PREMIER EQUITY FUND, SERIES II SHARES (5/21/2002)
Accumulation unit value at beginning of period                                           $ 0.96   $ 0.78   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.00   $ 0.96   $ 0.78       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     124       75       30       --       --

ALLIANCEBERNSTEIN VP GROWTH AND INCOME PORTFOLIO (CLASS B) (5/30/2000)
Accumulation unit value at beginning of period                                           $ 0.97   $ 0.74   $ 0.96   $ 0.97   $ 1.00
Accumulation unit value at end of period                                                 $ 1.07   $ 0.97   $ 0.74   $ 0.96   $ 0.97
Number of accumulation units outstanding at end of period (000 omitted)                   9,205    9,217    8,241    3,601       65

ALLIANCEBERNSTEIN VP LARGE CAP GROWTH PORTFOLIO (CLASS B) (5/30/2000)
(PREVIOUSLY ALLIANCEBERNSTEIN VP PREMIER GROWTH PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                           $ 0.55   $ 0.45   $ 0.65   $ 0.80   $ 1.00
Accumulation unit value at end of period                                                 $ 0.58   $ 0.55   $ 0.45   $ 0.65   $ 0.80
Number of accumulation units outstanding at end of period (000 omitted)                   4,505    4,990    4,459    3,531      438

ALLIANCEBERNSTEIN VP GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (5/30/2000)
(PREVIOUSLY ALLIANCEBERNSTEIN VP TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                           $ 0.42   $ 0.29   $ 0.51   $ 0.69   $ 1.00
Accumulation unit value at end of period                                                 $ 0.44   $ 0.42   $ 0.29   $ 0.51   $ 0.69
Number of accumulation units outstanding at end of period (000 omitted)                   2,520    2,760    1,530    1,387      216

ALLIANCEBERNSTEIN VP TOTAL RETURN PORTFOLIO (CLASS B) (5/21/2002)
Accumulation unit value at beginning of period                                           $ 1.06   $ 0.91   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.15   $ 1.06   $ 0.91       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     424      284       41       --       --

EVERGREEN VA BALANCED FUND - CLASS 2 (7/31/2002)
(PREVIOUSLY EVERGREEN VA FOUNDATION FUND - CLASS 2)
Accumulation unit value at beginning of period                                           $ 1.14   $ 1.00   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.20   $ 1.14   $ 1.00       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     315      259      132       --       --

EVERGREEN VA CORE BOND FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period                                           $ 1.06   $ 1.04   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.09   $ 1.06   $ 1.04       --       --
Number of accumulation units outstanding at end of period (000 omitted)                   3,566    2,882      892       --       --

EVERGREEN VA FUND - CLASS 1* (12/8/2003)
Accumulation unit value at beginning of period                                           $ 1.04   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.12   $ 1.04       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     409      427       --       --       --
* EVERGREEN VA FUND - CLASS 1 MERGED INTO EVERGREEN VA FUNDAMENTAL LARGE CAP
FUND - CLASS 1 ON APRIL 15, 2005.

EVERGREEN VA FUND - CLASS 2* (8/30/2002)
Accumulation unit value at beginning of period                                           $ 1.20   $ 0.96   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.28   $ 1.20   $ 0.96       --       --
Number of accumulation units outstanding at end of period (000 omitted)                   1,430    1,279       --       --       --
* EVERGREEN VA FUND - CLASS 2 MERGED INTO EVERGREEN VA FUNDAMENTAL LARGE CAP
FUND - CLASS 2 ON APRIL 15, 2005.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                       2004     2003     2002     2001     2000
-----------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 1* (5/30/2000)
(PREVIOUSLY EVERGREEN VA GROWTH AND INCOME FUND - CLASS 1)
Accumulation unit value at beginning of period                                           $ 0.98   $ 0.76   $ 0.91   $ 1.04   $ 1.00
Accumulation unit value at end of period                                                 $ 1.05   $ 0.98   $ 0.76   $ 0.91   $ 1.04
Number of accumulation units outstanding at end of period (000 omitted)                     408      271      297      153       18
* EVERGREEN VA FUND - CLASS 1 MERGED INTO EVERGREEN VA FUNDAMENTAL LARGE CAP
FUND - CLASS 1 ON APRIL 15, 2005.

EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2* (8/30/2002)
(PREVIOUSLY EVERGREEN VA GROWTH AND INCOME FUND - CLASS 2)
Accumulation unit value at beginning of period                                           $ 1.23   $ 0.96   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.33   $ 1.23   $ 0.96       --       --
Number of accumulation units outstanding at end of period (000 omitted)                   1,803    1,600       35       --       --
* EVERGREEN VA FUND - CLASS 2 MERGED INTO EVERGREEN VA FUNDAMENTAL LARGE CAP
FUND - CLASS 2 ON APRIL 15, 2005.

EVERGREEN VA GROWTH FUND - CLASS 2* (7/31/2002)
Accumulation unit value at beginning of period                                           $ 1.35   $ 0.99   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.52   $ 1.35   $ 0.99       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     819      723      173       --       --
* EVERGREEN VA SPECIAL EQUITY FUND - CLASS 2 MERGED INTO EVERGREEN VA GROWTH
FUND - CLASS 2 ON APRIL 15, 2005.

EVERGREEN VA HIGH INCOME FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period                                           $ 1.21   $ 1.04   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.30   $ 1.21   $ 1.04       --       --
Number of accumulation units outstanding at end of period (000 omitted)                   1,819    1,612      202       --       --

EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 1 (12/8/2003)
Accumulation unit value at beginning of period                                           $ 1.05   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.23   $ 1.05       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     526      478       --       --       --

EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period                                           $ 1.21   $ 0.93   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.42   $ 1.21   $ 0.93       --       --
Number of accumulation units outstanding at end of period (000 omitted)                   2,277    2,026      213       --       --

EVERGREEN VA OMEGA FUND - CLASS 1 (5/30/2000)
Accumulation unit value at beginning of period                                           $ 0.70   $ 0.51   $ 0.69   $ 0.82   $ 1.00
Accumulation unit value at end of period                                                 $ 0.75   $ 0.70   $ 0.51   $ 0.69   $ 0.82
Number of accumulation units outstanding at end of period (000 omitted)                   2,283    2,326    2,140    1,855      280

EVERGREEN VA OMEGA FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period                                           $ 1.33   $ 0.96   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.41   $ 1.33   $ 0.96       --       --
Number of accumulation units outstanding at end of period (000 omitted)                   2,300    1,894      351       --       --

EVERGREEN VA SPECIAL EQUITY FUND - CLASS 2* (8/30/2002)
Accumulation unit value at beginning of period                                           $ 1.44   $ 0.96   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.50   $ 1.44   $ 0.96       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     501      408        3       --       --
* EVERGREEN VA SPECIAL EQUITY FUND - CLASS 2 MERGED INTO EVERGREEN VA GROWTH
FUND - CLASS 2 ON APRIL 15, 2005.

EVERGREEN VA SPECIAL VALUES FUND - CLASS 1 (5/30/2000)
Accumulation unit value at beginning of period                                           $ 1.52   $ 1.18   $ 1.37   $ 1.17   $ 1.00
Accumulation unit value at end of period                                                 $ 1.80   $ 1.52   $ 1.18   $ 1.37   $ 1.17
Number of accumulation units outstanding at end of period (000 omitted)                   2,101    2,071    1,930      481       33

EVERGREEN VA SPECIAL VALUES FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period                                           $ 1.22   $ 0.95   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.45   $ 1.22   $ 0.95       --       --
Number of accumulation units outstanding at end of period (000 omitted)                   2,527    1,817      482       --       --

EVERGREEN VA STRATEGIC INCOME FUND - CLASS 1 (5/30/2000)
Accumulation unit value at beginning of period                                           $ 1.44   $ 1.25   $ 1.09   $ 1.04   $ 1.00
Accumulation unit value at end of period                                                 $ 1.55   $ 1.44   $ 1.25   $ 1.09   $ 1.04
Number of accumulation units outstanding at end of period (000 omitted)                   1,543    1,496    1,118    1,187        8

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                       2004     2003     2002     2001     2000
-----------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA STRATEGIC INCOME FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period                                           $ 1.25   $ 1.08   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.34   $ 1.25   $ 1.08       --       --
Number of accumulation units outstanding at end of period (000 omitted)                   2,081    1,184      137       --       --

FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS (5/30/2000)
Accumulation unit value at beginning of period                                           $ 0.96   $ 0.76   $ 0.84   $ 0.97   $ 1.00
Accumulation unit value at end of period                                                 $ 1.10   $ 0.96   $ 0.76   $ 0.84   $ 0.97
Number of accumulation units outstanding at end of period (000 omitted)                   6,012    5,522    4,717    2,028      189

FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (5/21/2002)
Accumulation unit value at beginning of period                                           $ 1.09   $ 0.86   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.25   $ 1.09   $ 0.86       --       --
Number of accumulation units outstanding at end of period (000 omitted)                   9,448    6,450      740       --       --

FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (5/21/2002)
Accumulation unit value at beginning of period                                           $ 0.98   $ 0.75   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.00   $ 0.98   $ 0.75       --       --
Number of accumulation units outstanding at end of period (000 omitted)                   1,153      947      108       --       --

FIDELITY(R) VIP HIGH INCOME PORTFOLIO SERVICE CLASS (5/30/2000)
Accumulation unit value at beginning of period                                           $ 0.92   $ 0.74   $ 0.72   $ 0.82   $ 1.00
Accumulation unit value at end of period                                                 $ 1.00   $ 0.92   $ 0.74   $ 0.72   $ 0.82
Number of accumulation units outstanding at end of period (000 omitted)                   1,549    1,592    1,089      793       27

FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS (5/30/2000)
Accumulation unit value at beginning of period                                           $ 1.41   $ 1.03   $ 1.15   $ 1.21   $ 1.00
Accumulation unit value at end of period                                                 $ 1.74   $ 1.41   $ 1.03   $ 1.15   $ 1.21
Number of accumulation units outstanding at end of period (000 omitted)                   4,304    4,411    4,180    2,134      134

FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (5/21/2002)
Accumulation unit value at beginning of period                                           $ 1.16   $ 0.85   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.43   $ 1.16   $ 0.85       --       --
Number of accumulation units outstanding at end of period (000 omitted)                   5,311    4,116      773       --       --

FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (5/21/2002)
Accumulation unit value at beginning of period                                           $ 1.07   $ 0.75   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.19   $ 1.07   $ 0.75       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     267      147       20       --       --

FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2 (5/21/2002)
Accumulation unit value at beginning of period                                           $ 1.25   $ 0.93   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.63   $ 1.25   $ 0.93       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     501      490       35       --       --

FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (5/30/2000)
(PREVIOUSLY FTVIPT FRANKLIN SMALL CAP FUND - CLASS 2)
Accumulation unit value at beginning of period                                           $ 0.72   $ 0.53   $ 0.75   $ 0.90   $ 1.00
Accumulation unit value at end of period                                                 $ 0.80   $ 0.72   $ 0.53   $ 0.75   $ 0.90
Number of accumulation units outstanding at end of period (000 omitted)                   5,959    5,563    4,074    2,165      202

FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (5/21/2002)
Accumulation unit value at beginning of period                                           $ 1.04   $ 0.80   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.28   $ 1.04   $ 0.80       --       --
Number of accumulation units outstanding at end of period (000 omitted)                   1,681    1,294      127       --       --

FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (5/30/2000)
Accumulation unit value at beginning of period                                           $ 1.25   $ 1.01   $ 1.16   $ 1.09   $ 1.00
Accumulation unit value at end of period                                                 $ 1.39   $ 1.25   $ 1.01   $ 1.16   $ 1.09
Number of accumulation units outstanding at end of period (000 omitted)                  16,295   13,976    5,681    1,321        7

FTVIPT TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2 (5/30/2000)
Accumulation unit value at beginning of period                                           $ 1.19   $ 0.78   $ 0.79   $ 0.87   $ 1.00
Accumulation unit value at end of period                                                 $ 1.46   $ 1.19   $ 0.78   $ 0.79   $ 0.87
Number of accumulation units outstanding at end of period (000 omitted)                     284      123       94       41        2

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                       2004     2003     2002     2001     2000
-----------------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (5/30/2000)
Accumulation unit value at beginning of period                                           $ 0.89   $ 0.68   $ 0.85   $ 1.02   $ 1.00
Accumulation unit value at end of period                                                 $ 1.04   $ 0.89   $ 0.68   $ 0.85   $ 1.02
Number of accumulation units outstanding at end of period (000 omitted)                   5,752    4,506    2,059      887       --

MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (5/30/2000)
Accumulation unit value at beginning of period                                           $ 0.61   $ 0.50   $ 0.70   $ 0.95   $ 1.00
Accumulation unit value at end of period                                                 $ 0.66   $ 0.61   $ 0.50   $ 0.70   $ 0.95
Number of accumulation units outstanding at end of period (000 omitted)                   3,563    3,620    3,137    2,288       71

MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (5/30/2000)
Accumulation unit value at beginning of period                                           $ 0.84   $ 0.64   $ 0.95   $ 1.01   $ 1.00
Accumulation unit value at end of period                                                 $ 0.88   $ 0.84   $ 0.64   $ 0.95   $ 1.01
Number of accumulation units outstanding at end of period (000 omitted)                   1,701    1,414      569      317        7

MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (5/30/2000)
Accumulation unit value at beginning of period                                           $ 1.18   $ 1.03   $ 1.10   $ 1.12   $ 1.00
Accumulation unit value at end of period                                                 $ 1.30   $ 1.18   $ 1.03   $ 1.10   $ 1.12
Number of accumulation units outstanding at end of period (000 omitted)                  15,297   13,127    7,687    3,440       86

MFS(R) UTILITIES SERIES - SERVICE CLASS (5/21/2002)
Accumulation unit value at beginning of period                                           $ 1.17   $ 0.87   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.51   $ 1.17   $ 0.87       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     495      284       23       --       --

OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (5/21/2002)
Accumulation unit value at beginning of period                                           $ 1.01   $ 0.78   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.07   $ 1.01   $ 0.78       --       --
Number of accumulation units outstanding at end of period (000 omitted)                   2,277    1,433      141       --       --

OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (5/21/2002)
Accumulation unit value at beginning of period                                           $ 1.08   $ 0.77   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.27   $ 1.08   $ 0.77       --       --
Number of accumulation units outstanding at end of period (000 omitted)                   1,182      786      123       --       --

OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES (5/21/2002)
Accumulation unit value at beginning of period                                           $ 1.18   $ 0.96   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.26   $ 1.18   $ 0.96       --       --
Number of accumulation units outstanding at end of period (000 omitted)                   1,075      922      136       --       --

OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (5/21/2002)
Accumulation unit value at beginning of period                                           $ 1.13   $ 0.79   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.34   $ 1.13   $ 0.79       --       --
Number of accumulation units outstanding at end of period (000 omitted)                   1,417    1,150      199       --       --

OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (5/21/2002)
Accumulation unit value at beginning of period                                           $ 1.20   $ 1.04   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.29   $ 1.20   $ 1.04       --       --
Number of accumulation units outstanding at end of period (000 omitted)                   3,633    2,551      161       --       --

PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (5/30/2000)
Accumulation unit value at beginning of period                                           $ 1.00   $ 0.79   $ 0.99   $ 1.07   $ 1.00
Accumulation unit value at end of period                                                 $ 1.10   $ 1.00   $ 0.79   $ 0.99   $ 1.07
Number of accumulation units outstanding at end of period (000 omitted)                   2,608    2,620    1,991    1,166       31

PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (8/30/2002)
Accumulation unit value at beginning of period                                           $ 1.14   $ 0.98   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.21   $ 1.14   $ 0.98       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     428      307       31       --       --

PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (5/21/2002)
Accumulation unit value at beginning of period                                           $ 1.01   $ 0.80   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.16   $ 1.01   $ 0.80       --       --
Number of accumulation units outstanding at end of period (000 omitted)                   2,126    1,817      436       --       --

PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND - CLASS IB SHARES (5/30/2000)
Accumulation unit value at beginning of period                                           $ 0.60   $ 0.46   $ 0.53   $ 0.76   $ 1.00
Accumulation unit value at end of period                                                 $ 0.67   $ 0.60   $ 0.46   $ 0.53   $ 0.76
Number of accumulation units outstanding at end of period (000 omitted)                     878      927      895    1,015       86

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                       2004     2003     2002     2001     2000
-----------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND - CLASS IB SHARES (5/21/2002)
Accumulation unit value at beginning of period                                           $ 1.00   $ 0.81   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.06   $ 1.00   $ 0.81       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     146      147       57       --       --

PUTNAM VT VISTA FUND - CLASS IB SHARES (5/30/2000)
Accumulation unit value at beginning of period                                           $ 0.55   $ 0.41   $ 0.60   $ 0.92   $ 1.00
Accumulation unit value at end of period                                                 $ 0.64   $ 0.55   $ 0.41   $ 0.60   $ 0.92
Number of accumulation units outstanding at end of period (000 omitted)                   2,276    2,615    2,476    2,325      216

STI CLASSIC VARIABLE TRUST CAPITAL APPRECIATION FUND (1/29/2003)
Accumulation unit value at beginning of period                                           $ 1.21   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.27   $ 1.21       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      11       30       --       --       --

STI CLASSIC VARIABLE TRUST GROWTH AND INCOME FUND (1/29/2003)
Accumulation unit value at beginning of period                                           $ 1.28   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.45   $ 1.28       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      17       37       --       --       --

STI CLASSIC VARIABLE TRUST INTERNATIONAL EQUITY FUND (1/29/2003)
Accumulation unit value at beginning of period                                           $ 1.43   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.69   $ 1.43       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                       8        7       --       --       --

STI CLASSIC VARIABLE TRUST INVESTMENT GRADE BOND FUND (1/29/2003)
Accumulation unit value at beginning of period                                           $ 1.02   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.05   $ 1.02       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      34       37       --       --       --

STI CLASSIC VARIABLE TRUST MID-CAP EQUITY FUND (1/29/2003)
Accumulation unit value at beginning of period                                           $ 1.31   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.52   $ 1.31       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                       3        3       --       --       --

STI CLASSIC VARIABLE TRUST SMALL CAP VALUE EQUITY FUND (1/29/2003)
Accumulation unit value at beginning of period                                           $ 1.41   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.73   $ 1.41       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      25       27       --       --       --

STI CLASSIC VARIABLE TRUST VALUE INCOME STOCK FUND (1/29/2003)
Accumulation unit value at beginning of period                                           $ 1.27   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.44   $ 1.27       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                       5        5       --       --       --

VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO CLASS II SHARES (8/30/2002)
Accumulation unit value at beginning of period                                           $ 1.27   $ 0.98   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.47   $ 1.27   $ 0.98       --       --
Number of accumulation units outstanding at end of period (000 omitted)                   1,952    1,369      203       --       --

VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO CLASS II SHARES (8/30/2002)
Accumulation unit value at beginning of period                                           $ 1.22   $ 0.96   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.37   $ 1.22   $ 0.96       --       --
Number of accumulation units outstanding at end of period (000 omitted)                   1,057      734       43       --       --

VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO CLASS I SHARES (8/30/2002)
Accumulation unit value at beginning of period                                           $ 1.31   $ 0.96   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.76   $ 1.31   $ 0.96       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     216      178       57       --       --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.15% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.

YEAR ENDED DEC. 31,                                                              2004     2003     2002     2001     2000     1999
-----------------------------------------------------------------------------------------------------------------------------------
AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (11/11/1999)
Accumulation unit value at beginning of period                                  $ 1.07   $ 1.08   $ 1.08   $ 1.05   $ 1.01   $ 1.00
Accumulation unit value at end of period                                        $ 1.07   $ 1.07   $ 1.08   $ 1.08   $ 1.05   $ 1.01
Number of accumulation units outstanding at end of period (000 omitted)             64       72      161      284       --       --

AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (11/11/1999)
Accumulation unit value at beginning of period                                  $ 1.20   $ 1.17   $ 1.12   $ 1.05   $ 1.01   $ 1.00
Accumulation unit value at end of period                                        $ 1.24   $ 1.20   $ 1.17   $ 1.12   $ 1.05   $ 1.01
Number of accumulation units outstanding at end of period (000 omitted)            127       31       32       24       --       --

AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (11/11/1999)
Accumulation unit value at beginning of period                                  $ 1.13   $ 0.81   $ 1.01   $ 1.00   $ 1.02   $ 1.00
Accumulation unit value at end of period                                        $ 1.32   $ 1.13   $ 0.81   $ 1.01   $ 1.00   $ 1.02
Number of accumulation units outstanding at end of period (000 omitted)             25       25       25       26       --       --

AXP(R) VARIABLE PORTFOLIO - EQUITY SELECT FUND (4/30/2004)
Accumulation unit value at beginning of period                                  $ 1.00       --       --       --       --       --
Accumulation unit value at end of period                                        $ 1.07       --       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)            145       --       --       --       --       --

AXP(R) VARIABLE PORTFOLIO - GROWTH FUND (4/30/2004)
Accumulation unit value at beginning of period                                  $ 1.00       --       --       --       --       --
Accumulation unit value at end of period                                        $ 1.07       --       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)             --       --       --       --       --       --

AXP(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (11/11/1999)
Accumulation unit value at beginning of period                                  $ 1.10   $ 0.89   $ 0.96   $ 0.92   $ 1.03   $ 1.00
Accumulation unit value at end of period                                        $ 1.21   $ 1.10   $ 0.89   $ 0.96   $ 0.92   $ 1.03
Number of accumulation units outstanding at end of period (000 omitted)            157       81       96       40       --       --

AXP(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (6/1/2004)
Accumulation unit value at beginning of period                                  $ 1.00       --       --       --       --       --
Accumulation unit value at end of period                                        $ 1.09       --       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)         15,000       --       --       --       --       --

AXP(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND* (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - CAPITAL RESOURCE FUND)
Accumulation unit value at beginning of period                                  $ 1.00       --       --       --       --       --
Accumulation unit value at end of period                                        $ 1.06       --       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)          1,827       --       --       --       --       --
* AXP(R) VARIABLE PORTFOLIO - BLUE CHIP ADVANTAGE FUND MERGED INTO AXP(R)
VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND ON JULY 9, 2004.

AXP(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period                                  $ 1.00       --       --       --       --       --
Accumulation unit value at end of period                                        $ 1.10       --       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)             --       --       --       --       --       --

AXP(R) VARIABLE PORTFOLIO - MANAGED FUND (11/11/1999)
Accumulation unit value at beginning of period                                  $ 0.94   $ 0.79   $ 0.92   $ 1.04   $ 1.08   $ 1.00
Accumulation unit value at end of period                                        $ 1.02   $ 0.94   $ 0.79   $ 0.92   $ 1.04   $ 1.08
Number of accumulation units outstanding at end of period (000 omitted)            122      122      135      173        1       --

AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R) (11/11/1999)
Accumulation unit value at beginning of period                                  $ 0.81   $ 0.66   $ 0.85   $ 1.04   $ 1.15   $ 1.00
Accumulation unit value at end of period                                        $ 0.83   $ 0.81   $ 0.66   $ 0.85   $ 1.04   $ 1.15
Number of accumulation units outstanding at end of period (000 omitted)            268      294      339       58        9       --

AXP(R) VARIABLE PORTFOLIO - PARTNERS SELECT VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period                                  $ 1.00       --       --       --       --       --
Accumulation unit value at end of period                                        $ 1.10       --       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)             --       --       --       --       --       --

AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period                                  $ 1.00       --       --       --       --       --
Accumulation unit value at end of period                                        $ 1.15       --       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)            610       --       --       --       --       --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                              2004     2003     2002     2001     2000     1999
-----------------------------------------------------------------------------------------------------------------------------------
AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (10/23/2000)
Accumulation unit value at beginning of period                                  $ 0.79   $ 0.63   $ 0.82   $ 0.94   $ 1.00       --
Accumulation unit value at end of period                                        $ 0.86   $ 0.79   $ 0.63   $ 0.82   $ 0.94       --
Number of accumulation units outstanding at end of period (000 omitted)            355      418      377      162       --       --

AXP(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (4/30/2004)
Accumulation unit value at beginning of period                                  $ 1.00       --       --       --       --       --
Accumulation unit value at end of period                                        $ 1.00       --       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)             24       --       --       --       --       --

AXP(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND (11/11/1999)
Accumulation unit value at beginning of period                                  $ 1.27   $ 0.87   $ 1.06   $ 1.15   $ 1.11   $ 1.00
Accumulation unit value at end of period                                        $ 1.49   $ 1.27   $ 0.87   $ 1.06   $ 1.15   $ 1.11
Number of accumulation units outstanding at end of period (000 omitted)             20       27       32       11       --       --

AXP(R) VARIABLE PORTFOLIO - THREADNEEDLE EMERGING MARKETS FUND (10/23/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND)
Accumulation unit value at beginning of period                                  $ 1.17   $ 0.84   $ 0.90   $ 0.92   $ 1.00       --
Accumulation unit value at end of period                                        $ 1.43   $ 1.17   $ 0.84   $ 0.90   $ 0.92       --
Number of accumulation units outstanding at end of period (000 omitted)            363       18       27       11       --       --

AXP(R) VARIABLE PORTFOLIO - THREADNEEDLE INTERNATIONAL FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - INTERNATIONAL FUND)
Accumulation unit value at beginning of period                                  $ 1.00       --       --       --       --       --
Accumulation unit value at end of period                                        $ 1.14       --       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)             --       --       --       --       --       --

AIM V.I. BASIC VALUE FUND, SERIES II SHARES (4/30/2004)
Accumulation unit value at beginning of period                                  $ 1.00       --       --       --       --       --
Accumulation unit value at end of period                                        $ 1.08       --       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)            610       --       --       --       --       --

AIM V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES (11/11/1999)
Accumulation unit value at beginning of period                                  $ 0.81   $ 0.63   $ 0.84   $ 1.11   $ 1.26   $ 1.00
Accumulation unit value at end of period                                        $ 0.85   $ 0.81   $ 0.63   $ 0.84   $ 1.11   $ 1.26
Number of accumulation units outstanding at end of period (000 omitted)            140      150      131       78       29       --

AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (4/30/2004)
Accumulation unit value at beginning of period                                  $ 1.00       --       --       --       --       --
Accumulation unit value at end of period                                        $ 1.07       --       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)             --       --       --       --       --       --

AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (4/30/2004)
Accumulation unit value at beginning of period                                  $ 1.00       --       --       --       --       --
Accumulation unit value at end of period                                        $ 1.11       --       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)             --       --       --       --       --       --

AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (4/30/2004)
Accumulation unit value at beginning of period                                  $ 1.00       --       --       --       --       --
Accumulation unit value at end of period                                        $ 1.08       --       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)            187       --       --       --       --       --

AIM V.I. PREMIER EQUITY FUND, SERIES I SHARES (11/11/1999)
Accumulation unit value at beginning of period                                  $ 0.69   $ 0.56   $ 0.81   $ 0.94   $ 1.11   $ 1.00
Accumulation unit value at end of period                                        $ 0.72   $ 0.69   $ 0.56   $ 0.81   $ 0.94   $ 1.11
Number of accumulation units outstanding at end of period (000 omitted)            408      405      422      274       --       --

ALLIANCEBERNSTEIN VP GROWTH AND INCOME PORTFOLIO (CLASS B) (4/30/2004)
Accumulation unit value at beginning of period                                  $ 1.00       --       --       --       --       --
Accumulation unit value at end of period                                        $ 1.08       --       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)              4       --       --       --       --       --

ALLIANCEBERNSTEIN VP INTERNATIONAL VALUE PORTFOLIO (CLASS B) (4/30/2004)
Accumulation unit value at beginning of period                                  $ 1.00       --       --       --       --       --
Accumulation unit value at end of period                                        $ 1.20       --       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)            620       --       --       --       --       --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                              2004     2003     2002     2001     2000     1999
-----------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VP TOTAL RETURN PORTFOLIO (CLASS B) (4/30/2004)
Accumulation unit value at beginning of period                                  $ 1.00       --       --       --       --       --
Accumulation unit value at end of period                                        $ 1.07       --       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)             --       --       --       --       --       --

AMERICAN CENTURY(R) VP INFLATION PROTECTION, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                                  $ 1.00       --       --       --       --       --
Accumulation unit value at end of period                                        $ 1.06       --       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)          1,416       --       --       --       --       --

AMERICAN CENTURY(R) VP INTERNATIONAL, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                                  $ 1.00       --       --       --       --       --
Accumulation unit value at end of period                                        $ 1.12       --       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)             --       --       --       --       --       --

AMERICAN CENTURY(R) VP ULTRA, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                                  $ 1.00       --       --       --       --       --
Accumulation unit value at end of period                                        $ 1.07       --       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)            450       --       --       --       --       --

AMERICAN CENTURY(R) VP VALUE, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                                  $ 1.00       --       --       --       --       --
Accumulation unit value at end of period                                        $ 1.09       --       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)              2       --       --       --       --       --

COLONIAL SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (4/30/2004)
Accumulation unit value at beginning of period                                  $ 1.00       --       --       --       --       --
Accumulation unit value at end of period                                        $ 1.17       --       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)             --       --       --       --       --       --

COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS A (10/23/2000)
Accumulation unit value at beginning of period                                  $ 1.21   $ 1.08   $ 1.07   $ 1.02   $ 1.00       --
Accumulation unit value at end of period                                        $ 1.28   $ 1.21   $ 1.08   $ 1.07   $ 1.02       --
Number of accumulation units outstanding at end of period (000 omitted)             91       98      112       72       --       --

COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (4/30/2004)
Accumulation unit value at beginning of period                                  $ 1.00       --       --       --       --       --
Accumulation unit value at end of period                                        $ 1.05       --       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)            404       --       --       --       --       --

DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARE CLASS (4/30/2004)
Accumulation unit value at beginning of period                                  $ 1.00       --       --       --       --       --
Accumulation unit value at end of period                                        $ 1.13       --       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)             --       --       --       --       --       --

DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARE CLASS (4/30/2004)
Accumulation unit value at beginning of period                                  $ 1.00       --       --       --       --       --
Accumulation unit value at end of period                                        $ 1.03       --       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)            204       --       --       --       --       --

DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARE CLASS (4/30/2004)
Accumulation unit value at beginning of period                                  $ 1.00       --       --       --       --       --
Accumulation unit value at end of period                                        $ 1.03       --       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)             14       --       --       --       --       --

DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARE CLASS (4/30/2004)
Accumulation unit value at beginning of period                                  $ 1.00       --       --       --       --       --
Accumulation unit value at end of period                                        $ 1.14       --       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)             --       --       --       --       --       --

EVERGREEN VA CORE BOND FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                  $ 1.00       --       --       --       --       --
Accumulation unit value at end of period                                        $ 1.03       --       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)            488       --       --       --       --       --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                              2004     2003     2002     2001     2000     1999
-----------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA FUND - CLASS 2* (4/30/2004)
Accumulation unit value at beginning of period                                  $ 1.00       --       --       --       --       --
Accumulation unit value at end of period                                        $ 1.07       --       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)             --       --       --       --       --       --
* EVERGREEN VA FUND - CLASS 2 MERGED INTO EVERGREEN VA FUNDAMENTAL LARGE CAP
FUND - CLASS 2 ON APRIL 15, 2005.

EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2* (4/30/2004)
(PREVIOUSLY EVERGREEN VA GROWTH AND INCOME FUND - CLASS 2)
Accumulation unit value at beginning of period                                  $ 1.00       --       --       --       --       --
Accumulation unit value at end of period                                        $ 1.09       --       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)             --       --       --       --       --       --
* EVERGREEN VA FUND - CLASS 2 MERGED INTO EVERGREEN VA FUNDAMENTAL LARGE CAP
FUND - CLASS 2 ON APRIL 15, 2005.

EVERGREEN VA GROWTH FUND - CLASS 2* (4/30/2004)
Accumulation unit value at beginning of period                                  $ 1.00       --       --       --       --       --
Accumulation unit value at end of period                                        $ 1.12       --       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)             10       --       --       --       --       --
* EVERGREEN VA SPECIAL EQUITY FUND - CLASS 2 MERGED INTO EVERGREEN VA GROWTH
FUND - CLASS 2 ON APRIL 15, 2005.

EVERGREEN VA HIGH INCOME FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                  $ 1.00       --       --       --       --       --
Accumulation unit value at end of period                                        $ 1.06       --       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)            315       --       --       --       --       --

EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                  $ 1.00       --       --       --       --       --
Accumulation unit value at end of period                                        $ 1.15       --       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)              5       --       --       --       --       --

EVERGREEN VA OMEGA FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                  $ 1.00       --       --       --       --       --
Accumulation unit value at end of period                                        $ 1.05       --       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)            279       --       --       --       --       --

EVERGREEN VA SPECIAL EQUITY FUND - CLASS 2* (4/30/2004)
Accumulation unit value at beginning of period                                  $ 1.00       --       --       --       --       --
Accumulation unit value at end of period                                        $ 1.07       --       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)            142       --       --       --       --       --
* EVERGREEN VA SPECIAL EQUITY FUND - CLASS 2 MERGED INTO EVERGREEN VA GROWTH
FUND - CLASS 2 ON APRIL 15, 2005.

EVERGREEN VA SPECIAL VALUES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                  $ 1.00       --       --       --       --       --
Accumulation unit value at end of period                                        $ 1.15       --       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)             18       --       --       --       --       --

EVERGREEN VA STRATEGIC INCOME FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                  $ 1.00       --       --       --       --       --
Accumulation unit value at end of period                                        $ 1.09       --       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)            508       --       --       --       --       --

FIDELITY(R) VIP BALANCED PORTFOLIO SERVICE CLASS (11/11/1999)
Accumulation unit value at beginning of period                                  $ 0.98   $ 0.84   $ 0.93   $ 0.96   $ 1.02   $ 1.00
Accumulation unit value at end of period                                        $ 1.02   $ 0.98   $ 0.84   $ 0.93   $ 0.96   $ 1.02
Number of accumulation units outstanding at end of period (000 omitted)             55       65       68       59       --       --

FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                  $ 1.00       --       --       --       --       --
Accumulation unit value at end of period                                        $ 1.11       --       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)          1,194       --       --       --       --       --

FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS (11/11/1999)
Accumulation unit value at beginning of period                                  $ 0.89   $ 0.72   $ 0.88   $ 0.98   $ 1.03   $ 1.00
Accumulation unit value at end of period                                        $ 0.93   $ 0.89   $ 0.72   $ 0.88   $ 0.98   $ 1.03
Number of accumulation units outstanding at end of period (000 omitted)            181      157      145       90        3       --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                              2004     2003     2002     2001     2000     1999
-----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS (11/11/1999)
Accumulation unit value at beginning of period                                  $ 0.75   $ 0.57   $ 0.83   $ 1.02   $ 1.16   $ 1.00
Accumulation unit value at end of period                                        $ 0.77   $ 0.75   $ 0.57   $ 0.83   $ 1.02   $ 1.16
Number of accumulation units outstanding at end of period (000 omitted)            108      191      159      152      129       --

FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                  $ 1.00       --       --       --       --       --
Accumulation unit value at end of period                                        $ 1.03       --       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)             --       --       --       --       --       --

FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                  $ 1.00       --       --       --       --       --
Accumulation unit value at end of period                                        $ 1.04       --       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)            560       --       --       --       --       --

FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS (11/11/1999)
Accumulation unit value at beginning of period                                  $ 1.90   $ 1.39   $ 1.56   $ 1.63   $ 1.24   $ 1.00
Accumulation unit value at end of period                                        $ 2.35   $ 1.90   $ 1.39   $ 1.56   $ 1.63   $ 1.24
Number of accumulation units outstanding at end of period (000 omitted)            250      268      298      202       11       --

FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                  $ 1.00       --       --       --       --       --
Accumulation unit value at end of period                                        $ 1.22       --       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)              1       --       --       --       --       --

FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                  $ 1.00       --       --       --       --       --
Accumulation unit value at end of period                                        $ 1.10       --       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)            628       --       --       --       --       --

FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                  $ 1.00       --       --       --       --       --
Accumulation unit value at end of period                                        $ 1.13       --       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)            300       --       --       --       --       --

FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                  $ 1.00       --       --       --       --       --
Accumulation unit value at end of period                                        $ 1.35       --       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)              2       --       --       --       --       --

FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                  $ 1.00       --       --       --       --       --
Accumulation unit value at end of period                                        $ 1.10       --       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)              2       --       --       --       --       --

FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (11/11/1999)
(PREVIOUSLY FTVIPT FRANKLIN SMALL CAP FUND - CLASS 2)
Accumulation unit value at beginning of period                                  $ 0.97   $ 0.71   $ 1.01   $ 1.21   $ 1.43   $ 1.00
Accumulation unit value at end of period                                        $ 1.07   $ 0.97   $ 0.71   $ 1.01   $ 1.21   $ 1.43
Number of accumulation units outstanding at end of period (000 omitted)            481      495      546      261       21       --

FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (11/11/1999)
Accumulation unit value at beginning of period                                  $ 1.70   $ 1.30   $ 1.45   $ 1.29   $ 1.04   $ 1.00
Accumulation unit value at end of period                                        $ 2.08   $ 1.70   $ 1.30   $ 1.45   $ 1.29   $ 1.04
Number of accumulation units outstanding at end of period (000 omitted)             --       --       --       --       --       --

FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (11/11/1999)
Accumulation unit value at beginning of period                                  $ 1.32   $ 1.07   $ 1.22   $ 1.16   $ 1.03   $ 1.00
Accumulation unit value at end of period                                        $ 1.47   $ 1.32   $ 1.07   $ 1.22   $ 1.16   $ 1.03
Number of accumulation units outstanding at end of period (000 omitted)            587      281      285       63        5       --

FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (11/11/1999)
Accumulation unit value at beginning of period                                  $ 0.95   $ 0.73   $ 0.90   $ 1.09   $ 1.13   $ 1.00
Accumulation unit value at end of period                                        $ 1.11   $ 0.95   $ 0.73   $ 0.90   $ 1.09   $ 1.13
Number of accumulation units outstanding at end of period (000 omitted)             97      102       89       29       12       --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                              2004     2003     2002     2001     2000     1999
-----------------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                  $ 1.00       --       --       --       --       --
Accumulation unit value at end of period                                        $ 1.16       --       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)            575       --       --       --       --       --

FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                  $ 1.00       --       --       --       --       --
Accumulation unit value at end of period                                        $ 1.13       --       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)             44       --       --       --       --       --

GOLDMAN SACHS VIT MID CAP VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period                                  $ 1.00       --       --       --       --       --
Accumulation unit value at end of period                                        $ 1.20       --       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)            505       --       --       --       --       --

JANUS ASPEN SERIES GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES (10/23/2000)
Accumulation unit value at beginning of period                                  $ 0.38   $ 0.26   $ 0.45   $ 0.72   $ 1.00       --
Accumulation unit value at end of period                                        $ 0.38   $ 0.38   $ 0.26   $ 0.45   $ 0.72       --
Number of accumulation units outstanding at end of period (000 omitted)             84       88       89       27       --       --

JANUS ASPEN SERIES LARGE CAP GROWTH PORTFOLIO: SERVICE SHARES (10/23/2000)
(PREVIOUSLY JANUS ASPEN SERIES GROWTH PORTFOLIO: SERVICE SHARES)
Accumulation unit value at beginning of period                                  $ 0.61   $ 0.47   $ 0.64   $ 0.87   $ 1.00       --
Accumulation unit value at end of period                                        $ 0.62   $ 0.61   $ 0.47   $ 0.64   $ 0.87       --
Number of accumulation units outstanding at end of period (000 omitted)            194      221      283      239       --       --

JANUS ASPEN SERIES MID CAP GROWTH PORTFOLIO: SERVICE SHARES (10/23/2000)
Accumulation unit value at beginning of period                                  $ 0.43   $ 0.32   $ 0.46   $ 0.76   $ 1.00       --
Accumulation unit value at end of period                                        $ 0.51   $ 0.43   $ 0.32   $ 0.46   $ 0.76       --
Number of accumulation units outstanding at end of period (000 omitted)            331      345      312      188       --       --

LIBERTY ASSET ALLOCATION FUND, VARIABLE SERIES, CLASS A (4/7/2003)
Accumulation unit value at beginning of period                                  $ 1.20   $ 1.00       --       --       --       --
Accumulation unit value at end of period                                        $ 1.31   $ 1.20       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)            142      222       --       --       --       --

LIBERTY EQUITY FUND, VARIABLE SERIES, CLASS A*(10/23/2000)
Accumulation unit value at beginning of period                                  $ 0.68   $ 0.55   $ 0.77   $ 0.95   $ 1.00       --
Accumulation unit value at end of period                                        $ 0.72   $ 0.68   $ 0.55   $ 0.77   $ 0.95       --
Number of accumulation units outstanding at end of period (000 omitted)            641      625      343      309        2       --
*LIBERTY EQUITY FUND, VARIABLE SERIES, CLASS A MERGED INTO COLUMBIA LARGE CAP
GROWTH FUND, VARIABLE SERIES, CLASS A ON FEB. 25, 2005.

LIBERTY FEDERAL SECURITIES FUND, VARIABLE SERIES, CLASS A (4/7/2003)
Accumulation unit value at beginning of period                                  $ 1.01   $ 1.00       --       --       --       --
Accumulation unit value at end of period                                        $ 1.04   $ 1.01       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)            303      359       --       --       --       --

LIBERTY SMALL COMPANY GROWTH FUND, VARIABLE SERIES, CLASS A (4/14/2003)
Accumulation unit value at beginning of period                                  $ 1.50   $ 1.00       --       --       --       --
Accumulation unit value at end of period                                        $ 1.65   $ 1.50       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)             50       49       --       --       --       --

MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (4/30/2004)
Accumulation unit value at beginning of period                                  $ 1.00       --       --       --       --       --
Accumulation unit value at end of period                                        $ 1.08       --       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)             --       --       --       --       --       --

MFS(R) INVESTORS TRUST SERIES - INITIAL CLASS (11/11/1999)
Accumulation unit value at beginning of period                                  $ 0.81   $ 0.67   $ 0.86   $ 1.04   $ 1.05   $ 1.00
Accumulation unit value at end of period                                        $ 0.90   $ 0.81   $ 0.67   $ 0.86   $ 1.04   $ 1.05
Number of accumulation units outstanding at end of period (000 omitted)              2        2        2        9        8       --

MFS(R) INVESTORS TRUST SERIES - SERVICE CLASS (10/23/2000)
Accumulation unit value at beginning of period                                  $ 0.77   $ 0.64   $ 0.82   $ 0.99   $ 1.00       --
Accumulation unit value at end of period                                        $ 0.85   $ 0.77   $ 0.64   $ 0.82   $ 0.99       --
Number of accumulation units outstanding at end of period (000 omitted)            153      193      194      110       --       --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                              2004     2003     2002     2001     2000     1999
-----------------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - INITIAL CLASS (11/11/1999)
Accumulation unit value at beginning of period                                  $ 1.16   $ 0.88   $ 1.30   $ 1.38   $ 1.43   $ 1.00
Accumulation unit value at end of period                                        $ 1.22   $ 1.16   $ 0.88   $ 1.30   $ 1.38   $ 1.43
Number of accumulation units outstanding at end of period (000 omitted)             26       30       27       14       14       --

MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (10/23/2000)
Accumulation unit value at beginning of period                                  $ 0.77   $ 0.59   $ 0.87   $ 0.93   $ 1.00       --
Accumulation unit value at end of period                                        $ 0.81   $ 0.77   $ 0.59   $ 0.87   $ 0.93       --
Number of accumulation units outstanding at end of period (000 omitted)             45       43       42       11       --       --

MFS(R) TOTAL RETURN SERIES - INITIAL CLASS (11/11/1999)
Accumulation unit value at beginning of period                                  $ 1.22   $ 1.06   $ 1.14   $ 1.15   $ 1.00   $ 1.00
Accumulation unit value at end of period                                        $ 1.35   $ 1.22   $ 1.06   $ 1.14   $ 1.15   $ 1.00
Number of accumulation units outstanding at end of period (000 omitted)             51       46       45       36        6       --

MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (10/23/2000)
Accumulation unit value at beginning of period                                  $ 1.13   $ 0.98   $ 1.05   $ 1.06   $ 1.00       --
Accumulation unit value at end of period                                        $ 1.24   $ 1.13   $ 0.98   $ 1.05   $ 1.06       --
Number of accumulation units outstanding at end of period (000 omitted)            617      696      688      248        2       --

MFS(R) UTILITIES SERIES - INITIAL CLASS (11/11/1999)
Accumulation unit value at beginning of period                                  $ 0.93   $ 0.69   $ 0.90   $ 1.21   $ 1.14   $ 1.00
Accumulation unit value at end of period                                        $ 1.19   $ 0.93   $ 0.69   $ 0.90   $ 1.21   $ 1.14
Number of accumulation units outstanding at end of period (000 omitted)             35       34       36       37        9       --

MFS(R) UTILITIES SERIES - SERVICE CLASS (10/23/2000)
Accumulation unit value at beginning of period                                  $ 0.77   $ 0.57   $ 0.75   $ 1.01   $ 1.00       --
Accumulation unit value at end of period                                        $ 0.99   $ 0.77   $ 0.57   $ 0.75   $ 1.01       --
Number of accumulation units outstanding at end of period (000 omitted)            150      143      140       61       --       --

OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                                  $ 1.00       --       --       --       --       --
Accumulation unit value at end of period                                        $ 1.06       --       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)            561       --       --       --       --       --

OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                                  $ 1.00       --       --       --       --       --
Accumulation unit value at end of period                                        $ 1.16       --       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)             19       --       --       --       --       --

OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                                  $ 1.00       --       --       --       --       --
Accumulation unit value at end of period                                        $ 1.17       --       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)             16       --       --       --       --       --

OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                                  $ 1.00       --       --       --       --       --
Accumulation unit value at end of period                                        $ 1.07       --       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)            803       --       --       --       --       --

PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (11/11/1999)
Accumulation unit value at beginning of period                                  $ 0.96   $ 0.77   $ 0.96   $ 1.03   $ 0.97   $ 1.00
Accumulation unit value at end of period                                        $ 1.06   $ 0.96   $ 0.77   $ 0.96   $ 1.03   $ 0.97
Number of accumulation units outstanding at end of period (000 omitted)            323      363      405      320       59       --

PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (4/30/2004)
Accumulation unit value at beginning of period                                  $ 1.00       --       --       --       --       --
Accumulation unit value at end of period                                        $ 1.03       --       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)             --       --       --       --       --       --

PUTNAM VT INCOME FUND - CLASS IB SHARES (11/11/1999)
Accumulation unit value at beginning of period                                  $ 1.24   $ 1.20   $ 1.12   $ 1.06   $ 0.99   $ 1.00
Accumulation unit value at end of period                                        $ 1.28   $ 1.24   $ 1.20   $ 1.12   $ 1.06   $ 0.99
Number of accumulation units outstanding at end of period (000 omitted)             15       28       29       16       16       --

PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (11/11/1999)
Accumulation unit value at beginning of period                                  $ 0.93   $ 0.73   $ 0.90   $ 1.15   $ 1.29   $ 1.00
Accumulation unit value at end of period                                        $ 1.07   $ 0.93   $ 0.73   $ 0.90   $ 1.15   $ 1.29
Number of accumulation units outstanding at end of period (000 omitted)            127      179      219      173       30       --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                              2004     2003     2002     2001     2000     1999
-----------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (4/30/2004)
Accumulation unit value at beginning of period                                  $ 1.00       --       --       --       --       --
Accumulation unit value at end of period                                        $ 1.19       --       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)             --       --       --       --       --       --

PUTNAM VT VISTA FUND - CLASS IB SHARES (11/11/1999)
Accumulation unit value at beginning of period                                  $ 0.73   $ 0.56   $ 0.81   $ 1.23   $ 1.30   $ 1.00
Accumulation unit value at end of period                                        $ 0.86   $ 0.73   $ 0.56   $ 0.81   $ 1.23   $ 1.30
Number of accumulation units outstanding at end of period (000 omitted)            220      215      187      104       19       --

STI CLASSIC VARIABLE TRUST CAPITAL APPRECIATION FUND (4/30/2004)
Accumulation unit value at beginning of period                                  $ 1.00       --       --       --       --       --
Accumulation unit value at end of period                                        $ 1.05       --       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)            190       --       --       --       --       --

STI CLASSIC VARIABLE TRUST GROWTH AND INCOME FUND (4/30/2004)
Accumulation unit value at beginning of period                                  $ 1.00       --       --       --       --       --
Accumulation unit value at end of period                                        $ 1.12       --       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)             --       --       --       --       --       --

STI CLASSIC VARIABLE TRUST INTERNATIONAL EQUITY FUND (4/30/2004)
Accumulation unit value at beginning of period                                  $ 1.00       --       --       --       --       --
Accumulation unit value at end of period                                        $ 1.17       --       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)             --       --       --       --       --       --

STI CLASSIC VARIABLE TRUST INVESTMENT GRADE BOND FUND (4/30/2004)
Accumulation unit value at beginning of period                                  $ 1.00       --       --       --       --       --
Accumulation unit value at end of period                                        $ 1.04       --       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)             --       --       --       --       --       --

STI CLASSIC VARIABLE TRUST MID-CAP EQUITY FUND (4/30/2004)
Accumulation unit value at beginning of period                                  $ 1.00       --       --       --       --       --
Accumulation unit value at end of period                                        $ 1.16       --       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)             21       --       --       --       --       --

STI CLASSIC VARIABLE TRUST SMALL CAP VALUE EQUITY FUND (4/30/2004)
Accumulation unit value at beginning of period                                  $ 1.00       --       --       --       --       --
Accumulation unit value at end of period                                        $ 1.19       --       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)            211       --       --       --       --       --

STI CLASSIC VARIABLE TRUST VALUE INCOME STOCK FUND (4/30/2004)
Accumulation unit value at beginning of period                                  $ 1.00       --       --       --       --       --
Accumulation unit value at end of period                                        $ 1.12       --       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)             --       --       --       --       --       --

VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO CLASS II SHARES (4/30/2004)
Accumulation unit value at beginning of period                                  $ 1.00       --       --       --       --       --
Accumulation unit value at end of period                                        $ 1.13       --       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)          1,714       --       --       --       --       --

VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO CLASS II SHARES (4/30/2004)
Accumulation unit value at beginning of period                                  $ 1.00       --       --       --       --       --
Accumulation unit value at end of period                                        $ 1.38       --       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)             69       --       --       --       --       --

WANGER INTERNATIONAL SMALL CAP (4/30/2004)
Accumulation unit value at beginning of period                                  $ 1.00       --       --       --       --       --
Accumulation unit value at end of period                                        $ 1.21       --       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)            350       --       --       --       --       --

WANGER U.S. SMALLER COMPANIES (4/30/2004)
Accumulation unit value at beginning of period                                  $ 1.00       --       --       --       --       --
Accumulation unit value at end of period                                        $ 1.16       --       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)            363       --       --       --       --       --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                              2004     2003     2002     2001     2000     1999
-----------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE ASSET ALLOCATION FUND (4/30/2004)
Accumulation unit value at beginning of period                                  $ 1.00       --       --       --       --       --
Accumulation unit value at end of period                                        $ 1.08       --       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)              4       --       --       --       --       --

WELLS FARGO ADVANTAGE EQUITY INCOME FUND (4/30/2004)
Accumulation unit value at beginning of period                                  $ 1.00       --       --       --       --       --
Accumulation unit value at end of period                                        $ 1.08       --       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)             84       --       --       --       --       --

WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE FUND (4/30/2004)
(PREVIOUSLY WELLS FARGO VT EQUITY VALUE FUND)
Accumulation unit value at beginning of period                                  $ 1.00       --       --       --       --       --
Accumulation unit value at end of period                                        $ 1.08       --       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)             --       --       --       --       --       --

WELLS FARGO ADVANTAGE LARGE COMPANY CORE FUND (4/30/2004)
(PREVIOUSLY WELLS FARGO VT GROWTH FUND)
Accumulation unit value at beginning of period                                  $ 1.00       --       --       --       --       --
Accumulation unit value at end of period                                        $ 1.06       --       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)             --       --       --       --       --       --

WELLS FARGO ADVANTAGE INTERNATIONAL CORE FUND (4/30/2004)
(PREVIOUSLY WELLS FARGO VT INTERNATIONAL EQUITY FUND)
Accumulation unit value at beginning of period                                  $ 1.00       --       --       --       --       --
Accumulation unit value at end of period                                        $ 1.11       --       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)             --       --       --       --       --       --

WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH FUND (4/30/2004)
Accumulation unit value at beginning of period                                  $ 1.00       --       --       --       --       --
Accumulation unit value at end of period                                        $ 1.03       --       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)             70       --       --       --       --       --

WELLS FARGO ADVANTAGE MONEY MARKET FUND (4/30/2004)
Accumulation unit value at beginning of period                                  $ 1.00       --       --       --       --       --
Accumulation unit value at end of period                                        $ 1.00       --       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)             --       --       --       --       --       --

WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND (4/30/2004)
Accumulation unit value at beginning of period                                  $ 1.00       --       --       --       --       --
Accumulation unit value at end of period                                        $ 1.06       --       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)             --       --       --       --       --       --

WELLS FARGO ADVANTAGE TOTAL RETURN BOND FUND (4/30/2004)
Accumulation unit value at beginning of period                                  $ 1.00       --       --       --       --       --
Accumulation unit value at end of period                                        $ 1.04       --       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)             87       --       --       --       --       --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.

YEAR ENDED DEC. 31,                                                                       2004     2003     2002     2001     2000
-----------------------------------------------------------------------------------------------------------------------------------
AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (11/6/2003)
Accumulation unit value at beginning of period                                           $ 1.00   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 0.99   $ 1.00       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      73      203       --       --       --

AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (11/6/2003)
Accumulation unit value at beginning of period                                           $ 1.01   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.05   $ 1.01       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                   1,117       75       --       --       --

AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (3/3/2000)
Accumulation unit value at beginning of period                                           $ 1.22   $ 0.87   $ 1.09   $ 1.08   $ 1.00
Accumulation unit value at end of period                                                 $ 1.42   $ 1.22   $ 0.87   $ 1.09   $ 1.08
Number of accumulation units outstanding at end of period (000 omitted)                   1,194      591      573      428       98

AXP(R) VARIABLE PORTFOLIO - EQUITY SELECT FUND (11/6/2003)
Accumulation unit value at beginning of period                                           $ 1.02   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.10   $ 1.02       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      --       --       --       --       --

AXP(R) VARIABLE PORTFOLIO - GROWTH FUND (11/6/2003)
Accumulation unit value at beginning of period                                           $ 1.05   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.12   $ 1.05       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      15        7       --       --       --

AXP(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (3/3/2000)
Accumulation unit value at beginning of period                                           $ 1.06   $ 0.86   $ 0.93   $ 0.90   $ 1.00
Accumulation unit value at end of period                                                 $ 1.17   $ 1.06   $ 0.86   $ 0.93   $ 0.90
Number of accumulation units outstanding at end of period (000 omitted)                     368      394      684      279      175

AXP(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND* (3/3/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - CAPITAL RESOURCE FUND)
Accumulation unit value at beginning of period                                           $ 0.66   $ 0.52   $ 0.67   $ 0.83   $ 1.00
Accumulation unit value at end of period                                                 $ 0.69   $ 0.66   $ 0.52   $ 0.67   $ 0.83
Number of accumulation units outstanding at end of period (000 omitted)                     804       75       75       76       66
* AXP(R) VARIABLE PORTFOLIO - BLUE CHIP ADVANTAGE FUND MERGED INTO AXP(R)
VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND ON JULY 9, 2004.

AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R) (3/3/2000)
Accumulation unit value at beginning of period                                           $ 0.67   $ 0.55   $ 0.71   $ 0.86   $ 1.00
Accumulation unit value at end of period                                                 $ 0.69   $ 0.67   $ 0.55   $ 0.71   $ 0.86
Number of accumulation units outstanding at end of period (000 omitted)                   2,443    1,643    1,714    1,471    1,038

AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (5/1/2002)
Accumulation unit value at beginning of period                                           $ 1.08   $ 0.79   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.28   $ 1.08   $ 0.79       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     221       40       22       --       --

AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (11/6/2003)
Accumulation unit value at beginning of period                                           $ 1.06   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.15   $ 1.06       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     239       73       --       --       --

AXP(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (3/3/2000)
Accumulation unit value at beginning of period                                           $ 1.17   $ 1.17   $ 1.12   $ 1.07   $ 1.00
Accumulation unit value at end of period                                                 $ 1.17   $ 1.17   $ 1.17   $ 1.12   $ 1.07
Number of accumulation units outstanding at end of period (000 omitted)                   1,221    1,040    1,450      805      125

AXP(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND (3/3/2000)
Accumulation unit value at beginning of period                                           $ 0.99   $ 0.68   $ 0.83   $ 0.90   $ 1.00
Accumulation unit value at end of period                                                 $ 1.16   $ 0.99   $ 0.68   $ 0.83   $ 0.90
Number of accumulation units outstanding at end of period (000 omitted)                     237      384      307       41        9

AIM V.I. BASIC VALUE FUND, SERIES II SHARES (11/6/2003)
Accumulation unit value at beginning of period                                           $ 1.07   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.17   $ 1.07       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     941       89       --       --       --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                       2004     2003     2002     2001     2000
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES (3/3/2000)
Accumulation unit value at beginning of period                                           $ 0.55   $ 0.43   $ 0.57   $ 0.75   $ 1.00
Accumulation unit value at end of period                                                 $ 0.58   $ 0.55   $ 0.43   $ 0.57   $ 0.75
Number of accumulation units outstanding at end of period (000 omitted)                   2,150    2,296    2,455    2,749    1,707

AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (11/6/2003)
Accumulation unit value at beginning of period                                           $ 1.03   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.08   $ 1.03       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                       3       --       --       --       --

AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (11/6/2003)
Accumulation unit value at beginning of period                                           $ 1.04   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.18   $ 1.04       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      42       --       --       --       --

AIM V.I. PREMIER EQUITY FUND, SERIES I SHARES (3/3/2000)
Accumulation unit value at beginning of period                                           $ 0.60   $ 0.48   $ 0.70   $ 0.81   $ 1.00
Accumulation unit value at end of period                                                 $ 0.62   $ 0.60   $ 0.48   $ 0.70   $ 0.81
Number of accumulation units outstanding at end of period (000 omitted)                   5,719    6,609    6,919    7,863    5,982

AIM V.I. PREMIER EQUITY FUND, SERIES II SHARES (11/6/2003)
Accumulation unit value at beginning of period                                           $ 1.05   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.09   $ 1.05       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                       6       --       --       --       --

ALLIANCEBERNSTEIN VP GROWTH AND INCOME PORTFOLIO (CLASS B) (11/6/2003)
Accumulation unit value at beginning of period                                           $ 1.07   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.18   $ 1.07       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     165       31       --       --       --

ALLIANCEBERNSTEIN VP LARGE CAP GROWTH PORTFOLIO (CLASS B) (11/6/2003)
(PREVIOUSLY ALLIANCEBERNSTEIN VP PREMIER GROWTH PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                           $ 1.03   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.10   $ 1.03       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     128       --       --       --       --

ALLIANCEBERNSTEIN VP GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (11/6/2003)
(PREVIOUSLY ALLIANCEBERNSTEIN VP TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                           $ 1.00   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.04   $ 1.00       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      28        2       --       --       --

ALLIANCEBERNSTEIN VP TOTAL RETURN PORTFOLIO (CLASS B) (11/6/2003)
Accumulation unit value at beginning of period                                           $ 1.05   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.13   $ 1.05       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      85       --       --       --       --

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. - INITIAL SHARE CLASS (3/3/2000)
Accumulation unit value at beginning of period                                           $ 0.60   $ 0.48   $ 0.69   $ 0.90   $ 1.00
Accumulation unit value at end of period                                                 $ 0.63   $ 0.60   $ 0.48   $ 0.69   $ 0.90
Number of accumulation units outstanding at end of period (000 omitted)                     701      753      817    1,145      834

EVERGREEN VA BALANCED FUND - CLASS 2 (11/6/2003)
(PREVIOUSLY EVERGREEN VA FOUNDATION FUND - CLASS 2)
Accumulation unit value at beginning of period                                           $ 1.03   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.08   $ 1.03       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      54        8       --       --       --

EVERGREEN VA CORE BOND FUND - CLASS 2 (11/6/2003)
Accumulation unit value at beginning of period                                           $ 1.01   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.04   $ 1.01       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     775       70       --       --       --

EVERGREEN VA FUND - CLASS 2* (11/6/2003)
Accumulation unit value at beginning of period                                           $ 1.05   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.12   $ 1.05       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     617       86       --       --       --
* EVERGREEN VA FUND - CLASS 2 MERGED INTO EVERGREEN VA FUNDAMENTAL LARGE CAP
FUND - CLASS 2 ON APRIL 15, 2005.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                       2004     2003     2002     2001     2000
-----------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2* (11/6/2003)
(PREVIOUSLY EVERGREEN VA GROWTH AND INCOME FUND - CLASS 2)
Accumulation unit value at beginning of period                                           $ 1.06   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.14   $ 1.06       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     762       64       --       --       --
* EVERGREEN VA FUND - CLASS 2 MERGED INTO EVERGREEN VA FUNDAMENTAL LARGE CAP
FUND - CLASS 2 ON APRIL 15, 2005.

EVERGREEN VA GROWTH FUND - CLASS 2* (11/6/2003)
Accumulation unit value at beginning of period                                           $ 1.01   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.13   $ 1.01       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     297       51       --       --       --
* EVERGREEN VA SPECIAL EQUITY FUND - CLASS 2 MERGED INTO EVERGREEN VA GROWTH
FUND - CLASS 2 ON APRIL 15, 2005.

EVERGREEN VA HIGH INCOME FUND - CLASS 2 (11/6/2003)
Accumulation unit value at beginning of period                                           $ 1.03   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.10   $ 1.03       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     285       54       --       --       --

EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (11/6/2003)
Accumulation unit value at beginning of period                                           $ 1.08   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.26   $ 1.08       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                   1,249      139       --       --       --

EVERGREEN VA OMEGA FUND - CLASS 2 (11/6/2003)
Accumulation unit value at beginning of period                                           $ 1.02   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.08   $ 1.02       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                   1,187       55       --       --       --

EVERGREEN VA SPECIAL EQUITY FUND* - CLASS 2* (11/6/2003)
Accumulation unit value at beginning of period                                           $ 1.00   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.04   $ 1.00       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     138       22       --       --       --
* EVERGREEN VA SPECIAL EQUITY FUND - CLASS 2 MERGED INTO EVERGREEN VA GROWTH
FUND - CLASS 2 ON APRIL 15, 2005.

EVERGREEN VA SPECIAL VALUES FUND - CLASS 2 (11/6/2003)
Accumulation unit value at beginning of period                                           $ 1.06   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.25   $ 1.06       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     730       25       --       --       --

EVERGREEN VA STRATEGIC INCOME FUND - CLASS 2 (11/6/2003)
Accumulation unit value at beginning of period                                           $ 1.03   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.11   $ 1.03       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     748       49       --       --       --

FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (11/6/2003)
Accumulation unit value at beginning of period                                           $ 1.04   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.18   $ 1.04       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                   3,269      221       --       --       --

FIDELITY(R) VIP DYNAMIC CAPITAL APPRECIATION PORTFOLIO SERVICE CLASS 2 (5/1/2001)
Accumulation unit value at beginning of period                                           $ 1.08   $ 0.87   $ 0.95   $ 1.00       --
Accumulation unit value at end of period                                                 $ 1.08   $ 1.08   $ 0.87   $ 0.95       --
Number of accumulation units outstanding at end of period (000 omitted)                     105       99       92       60       --

FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (11/6/2003)
Accumulation unit value at beginning of period                                           $ 1.03   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.05   $ 1.03       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     182        7       --       --       --

FIDELITY(R) VIP HIGH INCOME PORTFOLIO SERVICE CLASS 2 (5/1/2001)
Accumulation unit value at beginning of period                                           $ 1.17   $ 0.93   $ 0.91   $ 1.00       --
Accumulation unit value at end of period                                                 $ 1.26   $ 1.17   $ 0.93   $ 0.91       --
Number of accumulation units outstanding at end of period (000 omitted)                     223      280      154       71       --

FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (5/1/2001)
Accumulation unit value at beginning of period                                           $ 1.29   $ 0.95   $ 1.06   $ 1.00       --
Accumulation unit value at end of period                                                 $ 1.59   $ 1.29   $ 0.95   $ 1.06       --
Number of accumulation units outstanding at end of period (000 omitted)                   1,925    1,154    1,005      667       --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                       2004     2003     2002     2001     2000
-----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (11/6/2003)
Accumulation unit value at beginning of period                                           $ 1.08   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.21   $ 1.08       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     128        7       --       --       --

FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (3/3/2000)
Accumulation unit value at beginning of period                                           $ 1.48   $ 1.13   $ 1.16   $ 1.16   $ 1.00
Accumulation unit value at end of period                                                 $ 1.66   $ 1.48   $ 1.13   $ 1.16   $ 1.16
Number of accumulation units outstanding at end of period (000 omitted)                   1,366    1,259    1,080      969      102

FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2 (3/3/2000)
Accumulation unit value at beginning of period                                           $ 1.93   $ 1.44   $ 1.42   $ 1.34   $ 1.00
Accumulation unit value at end of period                                                 $ 2.51   $ 1.93   $ 1.44   $ 1.42   $ 1.34
Number of accumulation units outstanding at end of period (000 omitted)                     418      397      421      119       24

FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (3/3/2000)
(PREVIOUSLY FTVIPT FRANKLIN SMALL CAP FUND - CLASS 2)
Accumulation unit value at beginning of period                                           $ 0.52   $ 0.39   $ 0.55   $ 0.66   $ 1.00
Accumulation unit value at end of period                                                 $ 0.58   $ 0.52   $ 0.39   $ 0.55   $ 0.66
Number of accumulation units outstanding at end of period (000 omitted)                   3,142    2,747    2,813    2,416    1,378

FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (5/1/2002)
Accumulation unit value at beginning of period                                           $ 1.04   $ 0.79   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.27   $ 1.04   $ 0.79       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     478      149       59       --       --

FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (3/3/2000)
Accumulation unit value at beginning of period                                           $ 1.34   $ 1.08   $ 1.25   $ 1.18   $ 1.00
Accumulation unit value at end of period                                                 $ 1.49   $ 1.34   $ 1.08   $ 1.25   $ 1.18
Number of accumulation units outstanding at end of period (000 omitted)                   3,662    1,227      875      521      245

FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (11/6/2003)
Accumulation unit value at beginning of period                                           $ 1.07   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.25   $ 1.07       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     797       58       --       --       --

GOLDMAN SACHS VIT CORE(SM) U.S. EQUITY FUND (3/3/2000)
Accumulation unit value at beginning of period                                           $ 0.79   $ 0.62   $ 0.80   $ 0.92   $ 1.00
Accumulation unit value at end of period                                                 $ 0.90   $ 0.79   $ 0.62   $ 0.80   $ 0.92
Number of accumulation units outstanding at end of period (000 omitted)                   1,569    1,608    1,593    1,352      730

GOLDMAN SACHS VIT MID CAP VALUE FUND (3/3/2000)
Accumulation unit value at beginning of period                                           $ 1.87   $ 1.48   $ 1.57   $ 1.42   $ 1.00
Accumulation unit value at end of period                                                 $ 2.33   $ 1.87   $ 1.48   $ 1.57   $ 1.42
Number of accumulation units outstanding at end of period (000 omitted)                   1,028    1,083    1,065    1,041      593

MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (11/6/2003)
Accumulation unit value at beginning of period                                           $ 1.02   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.10   $ 1.02       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      57       --       --       --       --

MFS(R) INVESTORS TRUST SERIES - INITIAL CLASS (3/3/2000)
Accumulation unit value at beginning of period                                           $ 0.81   $ 0.67   $ 0.86   $ 1.03   $ 1.00
Accumulation unit value at end of period                                                 $ 0.89   $ 0.81   $ 0.67   $ 0.86   $ 1.03
Number of accumulation units outstanding at end of period (000 omitted)                   1,123    1,326    1,476    1,400      488

MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (11/6/2003)
Accumulation unit value at beginning of period                                           $ 0.98   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.03   $ 0.98       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     134       10       --       --       --

MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (11/6/2003)
Accumulation unit value at beginning of period                                           $ 1.05   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.15   $ 1.05       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                   2,175       82       --       --       --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                       2004     2003     2002     2001     2000
-----------------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - INITIAL CLASS (3/3/2000)
Accumulation unit value at beginning of period                                           $ 0.72   $ 0.53   $ 0.70   $ 0.93   $ 1.00
Accumulation unit value at end of period                                                 $ 0.92   $ 0.72   $ 0.53   $ 0.70   $ 0.93
Number of accumulation units outstanding at end of period (000 omitted)                   1,369    1,686    1,931    2,308    1,220

MFS(R) UTILITIES SERIES - SERVICE CLASS (11/6/2003)
Accumulation unit value at beginning of period                                           $ 1.09   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.40   $ 1.09       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      45       --       --       --       --

OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (11/6/2003)
Accumulation unit value at beginning of period                                           $ 1.05   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.11   $ 1.05       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     307       19       --       --       --

OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (5/1/2002)
Accumulation unit value at beginning of period                                           $ 1.09   $ 0.77   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.28   $ 1.09   $ 0.77       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     518       82       13       --       --

OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES (11/6/2003)
Accumulation unit value at beginning of period                                           $ 1.03   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.11   $ 1.03       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     246       81       --       --       --

OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (11/6/2003)
Accumulation unit value at beginning of period                                           $ 1.03   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.21   $ 1.03       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     632       38       --       --       --

OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (5/1/2002)
Accumulation unit value at beginning of period                                           $ 1.19   $ 1.03   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.28   $ 1.19   $ 1.03       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     906      264      111       --       --

PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (11/6/2003)
Accumulation unit value at beginning of period                                           $ 1.07   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.18   $ 1.07       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      39       12       --       --       --

PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (5/1/2002)
Accumulation unit value at beginning of period                                           $ 0.98   $ 0.84   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.04   $ 0.98   $ 0.84       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     111       50       12       --       --

PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (3/3/2000)
Accumulation unit value at beginning of period                                           $ 0.67   $ 0.53   $ 0.65   $ 0.83   $ 1.00
Accumulation unit value at end of period                                                 $ 0.77   $ 0.67   $ 0.53   $ 0.65   $ 0.83
Number of accumulation units outstanding at end of period (000 omitted)                   4,437    3,942    3,982    3,906    2,927

PUTNAM VT RESEARCH FUND - CLASS IB SHARES (11/6/2003)
Accumulation unit value at beginning of period                                           $ 1.05   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.12   $ 1.05       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      35       --       --       --       --

PUTNAM VT VISTA FUND - CLASS IB SHARES (3/3/2000)
Accumulation unit value at beginning of period                                           $ 0.44   $ 0.34   $ 0.49   $ 0.75   $ 1.00
Accumulation unit value at end of period                                                 $ 0.52   $ 0.44   $ 0.34   $ 0.49   $ 0.75
Number of accumulation units outstanding at end of period (000 omitted)                   3,375    3,967    4,476    4,717    3,180

STI CLASSIC VARIABLE TRUST CAPITAL APPRECIATION FUND (11/6/2003)
Accumulation unit value at beginning of period                                           $ 1.04   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.10   $ 1.04       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      --       --       --       --       --

STI CLASSIC VARIABLE TRUST GROWTH AND INCOME FUND (11/6/2003)
Accumulation unit value at beginning of period                                           $ 1.07   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.21   $ 1.07       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                       3       --       --       --       --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                       2004     2003     2002     2001     2000
-----------------------------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST INTERNATIONAL EQUITY FUND (11/6/2003)
Accumulation unit value at beginning of period                                           $ 1.10   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.30   $ 1.10       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      --       --       --       --       --

STI CLASSIC VARIABLE TRUST INVESTMENT GRADE BOND FUND (11/6/2003)
Accumulation unit value at beginning of period                                           $ 1.01   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.04   $ 1.01       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      --       --       --       --       --

STI CLASSIC VARIABLE TRUST MID-CAP EQUITY FUND (11/6/2003)
Accumulation unit value at beginning of period                                           $ 1.04   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.20   $ 1.04       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      --       --       --       --       --

STI CLASSIC VARIABLE TRUST SMALL CAP VALUE EQUITY FUND (11/6/2003)
Accumulation unit value at beginning of period                                           $ 1.07   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.31   $ 1.07       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                       9        2       --       --       --

STI CLASSIC VARIABLE TRUST VALUE INCOME STOCK FUND (11/6/2003)
Accumulation unit value at beginning of period                                           $ 1.06   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.21   $ 1.06       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                       5       --       --       --       --

VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO CLASS II SHARES (11/6/2003)
Accumulation unit value at beginning of period                                           $ 1.08   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.25   $ 1.08       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     711       17       --       --       --

VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO CLASS II SHARES (11/6/2003)
Accumulation unit value at beginning of period                                           $ 1.08   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.22   $ 1.08       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     375       --       --       --       --

VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO CLASS I SHARES (11/6/2003)
Accumulation unit value at beginning of period                                           $ 1.06   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.42   $ 1.06       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      68       11       --       --       --

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUND (3/3/2000)
Accumulation unit value at beginning of period                                           $ 0.95   $ 0.79   $ 0.91   $ 0.99   $ 1.00
Accumulation unit value at end of period                                                 $ 1.02   $ 0.95   $ 0.79   $ 0.91   $ 0.99
Number of accumulation units outstanding at end of period (000 omitted)                   4,536    4,842    5,138    5,343    2,012

WELLS FARGO ADVANTAGE EQUITY INCOME FUND (3/3/2000)
Accumulation unit value at beginning of period                                           $ 1.05   $ 0.84   $ 1.06   $ 1.13   $ 1.00
Accumulation unit value at end of period                                                 $ 1.16   $ 1.05   $ 0.84   $ 1.06   $ 1.13
Number of accumulation units outstanding at end of period (000 omitted)                   1,938    1,984    2,083    2,040    1,204

WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE FUND (3/3/2000)
(PREVIOUSLY WELLS FARGO VT EQUITY VALUE FUND)
Accumulation unit value at beginning of period                                           $ 0.94   $ 0.76   $ 1.01   $ 1.09   $ 1.00
Accumulation unit value at end of period                                                 $ 1.03   $ 0.94   $ 0.76   $ 1.01   $ 1.09
Number of accumulation units outstanding at end of period (000 omitted)                     532      624      638      457      213

WELLS FARGO ADVANTAGE LARGE COMPANY CORE FUND (3/3/2000)
(PREVIOUSLY WELLS FARGO VT GROWTH FUND)
Accumulation unit value at beginning of period                                           $ 0.62   $ 0.51   $ 0.70   $ 0.87   $ 1.00
Accumulation unit value at end of period                                                 $ 0.67   $ 0.62   $ 0.51   $ 0.70   $ 0.87
Number of accumulation units outstanding at end of period (000 omitted)                     587      486      519      321      266

WELLS FARGO ADVANTAGE INTERNATIONAL CORE FUND (7/3/2000)
(PREVIOUSLY WELLS FARGO VT INTERNATIONAL EQUITY FUND)
Accumulation unit value at beginning of period                                           $ 0.73   $ 0.56   $ 0.74   $ 0.89   $ 1.00
Accumulation unit value at end of period                                                 $ 0.79   $ 0.73   $ 0.56   $ 0.74   $ 0.89
Number of accumulation units outstanding at end of period (000 omitted)                     328      239      245      218      111

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                       2004     2003     2002     2001     2000
-----------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH FUND (3/3/2000)
Accumulation unit value at beginning of period                                           $ 0.66   $ 0.53   $ 0.74   $ 0.95   $ 1.00
Accumulation unit value at end of period                                                 $ 0.67   $ 0.66   $ 0.53   $ 0.74   $ 0.95
Number of accumulation units outstanding at end of period (000 omitted)                   7,868    8,804    8,912   11,429    7,702

WELLS FARGO ADVANTAGE MONEY MARKET FUND (3/3/2000)
Accumulation unit value at beginning of period                                           $ 1.06   $ 1.06   $ 1.06   $ 1.04   $ 1.00
Accumulation unit value at end of period                                                 $ 1.05   $ 1.06   $ 1.06   $ 1.06   $ 1.04
Number of accumulation units outstanding at end of period (000 omitted)                   1,285    1,462    2,532    2,106      317

WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND (3/3/2000)
Accumulation unit value at beginning of period                                           $ 0.36   $ 0.25   $ 0.42   $ 0.56   $ 1.00
Accumulation unit value at end of period                                                 $ 0.40   $ 0.36   $ 0.25   $ 0.42   $ 0.56
Number of accumulation units outstanding at end of period (000 omitted)                   2,281    2,845    3,066    3,231    2,319

WELLS FARGO ADVANTAGE TOTAL RETURN BOND FUND (3/3/2000)
Accumulation unit value at beginning of period                                           $ 1.30   $ 1.22   $ 1.14   $ 1.08   $ 1.00
Accumulation unit value at end of period                                                 $ 1.34   $ 1.30   $ 1.22   $ 1.14   $ 1.08
Number of accumulation units outstanding at end of period (000 omitted)                     985    1,052    1,227      934      408

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.

YEAR ENDED DEC. 31,                                                              2004     2003     2002     2001     2000     1999
-----------------------------------------------------------------------------------------------------------------------------------
AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (11/9/1999)
Accumulation unit value at beginning of period                                  $ 1.07   $ 1.08   $ 1.08   $ 1.05   $ 1.01   $ 1.00
Accumulation unit value at end of period                                        $ 1.06   $ 1.07   $ 1.08   $ 1.08   $ 1.05   $ 1.01
Number of accumulation units outstanding at end of period (000 omitted)          1,454    1,720    2,516    2,250       --       --

AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (11/9/1999)
Accumulation unit value at beginning of period                                  $ 1.20   $ 1.16   $ 1.11   $ 1.05   $ 1.01   $ 1.00
Accumulation unit value at end of period                                        $ 1.24   $ 1.20   $ 1.16   $ 1.11   $ 1.05   $ 1.01
Number of accumulation units outstanding at end of period (000 omitted)            999      593      179       99       82       --

AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (11/9/1999)
Accumulation unit value at beginning of period                                  $ 1.12   $ 0.81   $ 1.01   $ 1.00   $ 1.02   $ 1.00
Accumulation unit value at end of period                                        $ 1.31   $ 1.12   $ 0.81   $ 1.01   $ 1.00   $ 1.02
Number of accumulation units outstanding at end of period (000 omitted)          1,141      861      536      342      244       --

AXP(R) VARIABLE PORTFOLIO - EQUITY SELECT FUND (8/30/2002)
Accumulation unit value at beginning of period                                  $ 1.23   $ 1.02   $ 1.00       --       --       --
Accumulation unit value at end of period                                        $ 1.33   $ 1.23   $ 1.02       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)              1       --       --       --       --       --

AXP(R) VARIABLE PORTFOLIO - GROWTH FUND (5/21/2002)
Accumulation unit value at beginning of period                                  $ 0.97   $ 0.81   $ 1.00       --       --       --
Accumulation unit value at end of period                                        $ 1.04   $ 0.97   $ 0.81       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)             --       --       --       --       --       --

AXP(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (11/9/1999)
Accumulation unit value at beginning of period                                  $ 1.09   $ 0.88   $ 0.96   $ 0.92   $ 1.03   $ 1.00
Accumulation unit value at end of period                                        $ 1.20   $ 1.09   $ 0.88   $ 0.96   $ 0.92   $ 1.03
Number of accumulation units outstanding at end of period (000 omitted)          1,262    1,212    1,027      821      278       --

AXP(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND* (3/3/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - CAPITAL RESOURCE FUND)
Accumulation unit value at beginning of period                                  $ 0.66   $ 0.52   $ 0.67   $ 0.83   $ 1.00       --
Accumulation unit value at end of period                                        $ 0.69   $ 0.66   $ 0.52   $ 0.67   $ 0.83       --
Number of accumulation units outstanding at end of period (000 omitted)          1,250      172      141      217      104       --
* AXP(R) VARIABLE PORTFOLIO - BLUE CHIP ADVANTAGE FUND MERGED INTO AXP(R)
VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND ON JULY 9, 2004.

AXP(R) VARIABLE PORTFOLIO - MANAGED FUND (11/9/1999)
Accumulation unit value at beginning of period                                  $ 0.94   $ 0.79   $ 0.92   $ 1.04   $ 1.08   $ 1.00
Accumulation unit value at end of period                                        $ 1.01   $ 0.94   $ 0.79   $ 0.92   $ 1.04   $ 1.08
Number of accumulation units outstanding at end of period (000 omitted)            176      177      179      151        5       --

AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R) (11/9/1999)
Accumulation unit value at beginning of period                                  $ 0.81   $ 0.66   $ 0.85   $ 1.03   $ 1.15   $ 1.00
Accumulation unit value at end of period                                        $ 0.82   $ 0.81   $ 0.66   $ 0.85   $ 1.03   $ 1.15
Number of accumulation units outstanding at end of period (000 omitted)          3,596    3,960    4,063    3,478    1,937       --

AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (5/1/2002)
Accumulation unit value at beginning of period                                  $ 1.08   $ 0.79   $ 1.00       --       --       --
Accumulation unit value at end of period                                        $ 1.28   $ 1.08   $ 0.79       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)            274      180       28       --       --       --

AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (10/23/2000)
Accumulation unit value at beginning of period                                  $ 0.79   $ 0.63   $ 0.82   $ 0.94   $ 1.00       --
Accumulation unit value at end of period                                        $ 0.86   $ 0.79   $ 0.63   $ 0.82   $ 0.94       --
Number of accumulation units outstanding at end of period (000 omitted)            639      728      711      450       --       --

AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (5/30/2000)
Accumulation unit value at beginning of period                                  $ 0.77   $ 0.61   $ 0.80   $ 0.92   $ 1.00       --
Accumulation unit value at end of period                                        $ 0.84   $ 0.77   $ 0.61   $ 0.80   $ 0.92       --
Number of accumulation units outstanding at end of period (000 omitted)          3,822    2,601    2,290      817       34       --

AXP(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (5/30/2000)
Accumulation unit value at beginning of period                                  $ 1.17   $ 1.16   $ 1.11   $ 1.06   $ 1.00       --
Accumulation unit value at end of period                                        $ 1.16   $ 1.17   $ 1.16   $ 1.11   $ 1.06       --
Number of accumulation units outstanding at end of period (000 omitted)          1,897    1,950    1,729      799       15       --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                              2004     2003     2002     2001     2000     1999
-----------------------------------------------------------------------------------------------------------------------------------
AXP(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (3/3/2000)
Accumulation unit value at beginning of period                                  $ 1.17   $ 1.17   $ 1.12   $ 1.06   $ 1.00       --
Accumulation unit value at end of period                                        $ 1.17   $ 1.17   $ 1.17   $ 1.12   $ 1.06       --
Number of accumulation units outstanding at end of period (000 omitted)          2,036    2,508    2,657      859      183       --

AXP(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND (11/9/1999)
Accumulation unit value at beginning of period                                  $ 1.26   $ 0.87   $ 1.06   $ 1.14   $ 1.11   $ 1.00
Accumulation unit value at end of period                                        $ 1.48   $ 1.26   $ 0.87   $ 1.06   $ 1.14   $ 1.11
Number of accumulation units outstanding at end of period (000 omitted)            445      419      366      276       85       --

AXP(R) VARIABLE PORTFOLIO - THREADNEEDLE EMERGING MARKETS FUND (10/23/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND)
Accumulation unit value at beginning of period                                  $ 1.17   $ 0.84   $ 0.90   $ 0.92   $ 1.00       --
Accumulation unit value at end of period                                        $ 1.43   $ 1.17   $ 0.84   $ 0.90   $ 0.92       --
Number of accumulation units outstanding at end of period (000 omitted)             48       42       67       35       --       --

AIM V.I. BASIC VALUE FUND, SERIES II SHARES (5/21/2002)
Accumulation unit value at beginning of period                                  $ 1.00   $ 0.76   $ 1.00       --       --       --
Accumulation unit value at end of period                                        $ 1.09   $ 1.00   $ 0.76       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)            783      699       90       --       --       --

AIM V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES (11/9/1999)
Accumulation unit value at beginning of period                                  $ 0.80   $ 0.63   $ 0.84   $ 1.11   $ 1.26   $ 1.00
Accumulation unit value at end of period                                        $ 0.85   $ 0.80   $ 0.63   $ 0.84   $ 1.11   $ 1.26
Number of accumulation units outstanding at end of period (000 omitted)          3,428    3,393    3,148    3,345    1,103       --

AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (8/30/2002)
Accumulation unit value at beginning of period                                  $ 1.23   $ 0.97   $ 1.00       --       --       --
Accumulation unit value at end of period                                        $ 1.29   $ 1.23   $ 0.97       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)             22       19       --       --       --       --

AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (5/21/2002)
Accumulation unit value at beginning of period                                  $ 1.00   $ 0.75   $ 1.00       --       --       --
Accumulation unit value at end of period                                        $ 1.14   $ 1.00   $ 0.75       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)             80      100       28       --       --       --

AIM V.I. DENT DEMOGRAPHIC TRENDS FUND, SERIES I SHARES (5/30/2000)
Accumulation unit value at beginning of period                                  $ 0.53   $ 0.39   $ 0.58   $ 0.87   $ 1.00       --
Accumulation unit value at end of period                                        $ 0.57   $ 0.53   $ 0.39   $ 0.58   $ 0.87       --
Number of accumulation units outstanding at end of period (000 omitted)            291      308      144      143        7       --

AIM V.I. PREMIER EQUITY FUND, SERIES I SHARES (11/9/1999)
Accumulation unit value at beginning of period                                  $ 0.69   $ 0.56   $ 0.81   $ 0.94   $ 1.11   $ 1.00
Accumulation unit value at end of period                                        $ 0.72   $ 0.69   $ 0.56   $ 0.81   $ 0.94   $ 1.11
Number of accumulation units outstanding at end of period (000 omitted)          8,269    9,036    9,970   10,352    4,769       --

AIM V.I. PREMIER EQUITY FUND, SERIES II SHARES (5/21/2002)
Accumulation unit value at beginning of period                                  $ 0.96   $ 0.78   $ 1.00       --       --       --
Accumulation unit value at end of period                                        $ 1.00   $ 0.96   $ 0.78       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)             11        6       --       --       --       --

ALLIANCEBERNSTEIN VP GROWTH AND INCOME PORTFOLIO (CLASS B) (5/30/2000)
Accumulation unit value at beginning of period                                  $ 0.96   $ 0.74   $ 0.96   $ 0.97   $ 1.00       --
Accumulation unit value at end of period                                        $ 1.06   $ 0.96   $ 0.74   $ 0.96   $ 0.97       --
Number of accumulation units outstanding at end of period (000 omitted)          4,135    3,461    3,898    2,152      213       --

ALLIANCEBERNSTEIN VP LARGE CAP GROWTH PORTFOLIO (CLASS B) (5/30/2000)
(PREVIOUSLY ALLIANCEBERNSTEIN VP PREMIER GROWTH PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                  $ 0.54   $ 0.45   $ 0.65   $ 0.80   $ 1.00       --
Accumulation unit value at end of period                                        $ 0.58   $ 0.54   $ 0.45   $ 0.65   $ 0.80       --
Number of accumulation units outstanding at end of period (000 omitted)          1,578    1,510    2,042    1,944      426       --

ALLIANCEBERNSTEIN VP GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (5/30/2000)
(PREVIOUSLY ALLIANCEBERNSTEIN VP TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                  $ 0.42   $ 0.29   $ 0.51   $ 0.69   $ 1.00       --
Accumulation unit value at end of period                                        $ 0.43   $ 0.42   $ 0.29   $ 0.51   $ 0.69       --
Number of accumulation units outstanding at end of period (000 omitted)            932      498      684      793      277       --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                              2004     2003     2002     2001     2000     1999
-----------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VP TOTAL RETURN PORTFOLIO (CLASS B) (5/21/2002)
Accumulation unit value at beginning of period                                  $ 1.06   $ 0.91   $ 1.00       --       --       --
Accumulation unit value at end of period                                        $ 1.14   $ 1.06   $ 0.91       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)             35       22        1       --       --       --

COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS A (10/23/2000)
Accumulation unit value at beginning of period                                  $ 1.20   $ 1.08   $ 1.07   $ 1.02   $ 1.00       --
Accumulation unit value at end of period                                        $ 1.27   $ 1.20   $ 1.08   $ 1.07   $ 1.02       --
Number of accumulation units outstanding at end of period (000 omitted)            537      416      394      271       --       --

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. - INITIAL SHARE CLASS (3/3/2000)
Accumulation unit value at beginning of period                                  $ 0.60   $ 0.48   $ 0.69   $ 0.90   $ 1.00       --
Accumulation unit value at end of period                                        $ 0.63   $ 0.60   $ 0.48   $ 0.69   $ 0.90       --
Number of accumulation units outstanding at end of period (000 omitted)            623      735      715    1,143      471       --

EVERGREEN VA BALANCED FUND - CLASS 2 (7/31/2002)
(PREVIOUSLY EVERGREEN VA FOUNDATION FUND - CLASS 2)
Accumulation unit value at beginning of period                                  $ 1.14   $ 1.00   $ 1.00       --       --       --
Accumulation unit value at end of period                                        $ 1.19   $ 1.14   $ 1.00       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)             94       90        8       --       --       --

EVERGREEN VA CORE BOND FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period                                  $ 1.06   $ 1.04   $ 1.00       --       --       --
Accumulation unit value at end of period                                        $ 1.09   $ 1.06   $ 1.04       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)            798      901      301       --       --       --

EVERGREEN VA FUND - CLASS 1* (12/8/2003)
Accumulation unit value at beginning of period                                  $ 1.04   $ 1.00       --       --       --       --
Accumulation unit value at end of period                                        $ 1.12   $ 1.04       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)            152      201       --       --       --       --
* EVERGREEN VA FUND - CLASS 1 MERGED INTO EVERGREEN VA FUNDAMENTAL LARGE CAP
FUND - CLASS 1 ON APRIL 15, 2005.

EVERGREEN VA FUND - CLASS 2* (8/30/2002)
Accumulation unit value at beginning of period                                  $ 1.19   $ 0.96   $ 1.00       --       --       --
Accumulation unit value at end of period                                        $ 1.28   $ 1.19   $ 0.96       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)            228      187       --       --       --       --
* EVERGREEN VA FUND - CLASS 2 MERGED INTO EVERGREEN VA FUNDAMENTAL LARGE CAP
FUND - CLASS 2 ON APRIL 15, 2005.

EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 1* (5/30/2000)
(PREVIOUSLY EVERGREEN VA GROWTH AND INCOME FUND - CLASS 1)
Accumulation unit value at beginning of period                                  $ 0.97   $ 0.76   $ 0.90   $ 1.04   $ 1.00       --
Accumulation unit value at end of period                                        $ 1.05   $ 0.97   $ 0.76   $ 0.90   $ 1.04       --
Number of accumulation units outstanding at end of period (000 omitted)            215      215      169      120       27       --
* EVERGREEN VA FUND - CLASS 1 MERGED INTO EVERGREEN VA FUNDAMENTAL LARGE CAP
FUND - CLASS 1 ON APRIL 15, 2005.

EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2* (8/30/2002)
(PREVIOUSLY EVERGREEN VA GROWTH AND INCOME FUND - CLASS 2)
Accumulation unit value at beginning of period                                  $ 1.23   $ 0.96   $ 1.00       --       --       --
Accumulation unit value at end of period                                        $ 1.32   $ 1.23   $ 0.96       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)            244      192        1       --       --       --
* EVERGREEN VA FUND - CLASS 2 MERGED INTO EVERGREEN VA FUNDAMENTAL LARGE CAP
FUND - CLASS 2 ON APRIL 15, 2005.

EVERGREEN VA GROWTH FUND - CLASS 2* (7/31/2002)
Accumulation unit value at beginning of period                                  $ 1.35   $ 0.99   $ 1.00       --       --       --
Accumulation unit value at end of period                                        $ 1.51   $ 1.35   $ 0.99       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)            117       84       26       --       --       --
* EVERGREEN VA SPECIAL EQUITY FUND - CLASS 2 MERGED INTO EVERGREEN VA GROWTH
FUND - CLASS 2 ON APRIL 15, 2005.

EVERGREEN VA HIGH INCOME FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period                                  $ 1.21   $ 1.04   $ 1.00       --       --       --
Accumulation unit value at end of period                                        $ 1.29   $ 1.21   $ 1.04       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)            638      279      133       --       --       --

EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 1 (12/8/2003)
Accumulation unit value at beginning of period                                  $ 1.05   $ 1.00       --       --       --       --
Accumulation unit value at end of period                                        $ 1.23   $ 1.05       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)            278      286       --       --       --       --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                              2004     2003     2002     2001     2000     1999
-----------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period                                  $ 1.20   $ 0.93   $ 1.00       --       --       --
Accumulation unit value at end of period                                        $ 1.41   $ 1.20   $ 0.93       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)            365      253       40       --       --       --

EVERGREEN VA OMEGA FUND - CLASS 1 (5/30/2000)
Accumulation unit value at beginning of period                                  $ 0.70   $ 0.51   $ 0.69   $ 0.82   $ 1.00       --
Accumulation unit value at end of period                                        $ 0.74   $ 0.70   $ 0.51   $ 0.69   $ 0.82       --
Number of accumulation units outstanding at end of period (000 omitted)            993    1,050    1,072    1,030      186       --

EVERGREEN VA OMEGA FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period                                  $ 1.33   $ 0.96   $ 1.00       --       --       --
Accumulation unit value at end of period                                        $ 1.40   $ 1.33   $ 0.96       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)            467      323       42       --       --       --

EVERGREEN VA SPECIAL EQUITY FUND - CLASS 2* (8/30/2002)
Accumulation unit value at beginning of period                                  $ 1.44   $ 0.96   $ 1.00       --       --       --
Accumulation unit value at end of period                                        $ 1.50   $ 1.44   $ 0.96       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)             11       21       --       --       --       --
* EVERGREEN VA SPECIAL EQUITY FUND - CLASS 2 MERGED INTO EVERGREEN VA GROWTH
FUND - CLASS 2 ON APRIL 15, 2005.

EVERGREEN VA SPECIAL VALUES FUND - CLASS 1 (5/30/2000)
Accumulation unit value at beginning of period                                  $ 1.51   $ 1.18   $ 1.37   $ 1.17   $ 1.00       --
Accumulation unit value at end of period                                        $ 1.79   $ 1.51   $ 1.18   $ 1.37   $ 1.17       --
Number of accumulation units outstanding at end of period (000 omitted)            894      855      720      120        1       --

EVERGREEN VA SPECIAL VALUES FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period                                  $ 1.22   $ 0.95   $ 1.00       --       --       --
Accumulation unit value at end of period                                        $ 1.44   $ 1.22   $ 0.95       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)            523      385      157       --       --       --

EVERGREEN VA STRATEGIC INCOME FUND - CLASS 1 (5/30/2000)
Accumulation unit value at beginning of period                                  $ 1.43   $ 1.24   $ 1.09   $ 1.04   $ 1.00       --
Accumulation unit value at end of period                                        $ 1.53   $ 1.43   $ 1.24   $ 1.09   $ 1.04       --
Number of accumulation units outstanding at end of period (000 omitted)            298      402      311      258       24       --

EVERGREEN VA STRATEGIC INCOME FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period                                  $ 1.25   $ 1.08   $ 1.00       --       --       --
Accumulation unit value at end of period                                        $ 1.33   $ 1.25   $ 1.08       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)            384      206       74       --       --       --

FIDELITY(R) VIP BALANCED PORTFOLIO SERVICE CLASS (11/9/1999)
Accumulation unit value at beginning of period                                  $ 0.97   $ 0.84   $ 0.93   $ 0.96   $ 1.02   $ 1.00
Accumulation unit value at end of period                                        $ 1.01   $ 0.97   $ 0.84   $ 0.93   $ 0.96   $ 1.02
Number of accumulation units outstanding at end of period (000 omitted)            481      526      511      350       66       --

FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS (5/30/2000)
Accumulation unit value at beginning of period                                  $ 0.95   $ 0.75   $ 0.84   $ 0.97   $ 1.00       --
Accumulation unit value at end of period                                        $ 1.09   $ 0.95   $ 0.75   $ 0.84   $ 0.97       --
Number of accumulation units outstanding at end of period (000 omitted)          1,835    1,713    1,431      457        2       --

FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (5/21/2002)
Accumulation unit value at beginning of period                                  $ 1.09   $ 0.86   $ 1.00       --       --       --
Accumulation unit value at end of period                                        $ 1.24   $ 1.09   $ 0.86       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)          1,707      935      115       --       --       --

FIDELITY(R) VIP DYNAMIC CAPITAL APPRECIATION PORTFOLIO SERVICE CLASS 2 (5/1/2001)
Accumulation unit value at beginning of period                                  $ 1.07   $ 0.87   $ 0.95   $ 1.00       --       --
Accumulation unit value at end of period                                        $ 1.07   $ 1.07   $ 0.87   $ 0.95       --       --
Number of accumulation units outstanding at end of period (000 omitted)            523      535      305      207       --       --

FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS (11/9/1999)
Accumulation unit value at beginning of period                                  $ 0.88   $ 0.72   $ 0.88   $ 0.98   $ 1.03   $ 1.00
Accumulation unit value at end of period                                        $ 0.92   $ 0.88   $ 0.72   $ 0.88   $ 0.98   $ 1.03
Number of accumulation units outstanding at end of period (000 omitted)            441      436      435      425       85       --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                              2004     2003     2002     2001     2000     1999
-----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS (11/9/1999)
Accumulation unit value at beginning of period                                  $ 0.75   $ 0.57   $ 0.83   $ 1.02   $ 1.16   $ 1.00
Accumulation unit value at end of period                                        $ 0.76   $ 0.75   $ 0.57   $ 0.83   $ 1.02   $ 1.16
Number of accumulation units outstanding at end of period (000 omitted)            173      195      208      445      365       --

FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (5/21/2002)
Accumulation unit value at beginning of period                                  $ 0.98   $ 0.75   $ 1.00       --       --       --
Accumulation unit value at end of period                                        $ 0.99   $ 0.98   $ 0.75       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)            410      117       31       --       --       --

FIDELITY(R) VIP HIGH INCOME PORTFOLIO SERVICE CLASS (5/30/2000)
Accumulation unit value at beginning of period                                  $ 0.92   $ 0.73   $ 0.72   $ 0.82   $ 1.00       --
Accumulation unit value at end of period                                        $ 0.99   $ 0.92   $ 0.73   $ 0.72   $ 0.82       --
Number of accumulation units outstanding at end of period (000 omitted)            845      826      502      294       56       --

FIDELITY(R) VIP HIGH INCOME PORTFOLIO SERVICE CLASS 2 (5/1/2001)
Accumulation unit value at beginning of period                                  $ 1.17   $ 0.93   $ 0.91   $ 1.00       --       --
Accumulation unit value at end of period                                        $ 1.26   $ 1.17   $ 0.93   $ 0.91       --       --
Number of accumulation units outstanding at end of period (000 omitted)            337      316      317      178       --       --

FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS (11/9/1999)
Accumulation unit value at beginning of period                                  $ 1.90   $ 1.39   $ 1.56   $ 1.63   $ 1.24   $ 1.00
Accumulation unit value at end of period                                        $ 2.34   $ 1.90   $ 1.39   $ 1.56   $ 1.63   $ 1.24
Number of accumulation units outstanding at end of period (000 omitted)          1,897    1,802    1,810    1,254      206       --

FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (5/1/2001)
Accumulation unit value at beginning of period                                  $ 1.29   $ 0.95   $ 1.06   $ 1.00       --       --
Accumulation unit value at end of period                                        $ 1.59   $ 1.29   $ 0.95   $ 1.06       --       --
Number of accumulation units outstanding at end of period (000 omitted)          3,064    2,428    1,445      522       --       --

FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (5/21/2002)
Accumulation unit value at beginning of period                                  $ 1.06   $ 0.75   $ 1.00       --       --       --
Accumulation unit value at end of period                                        $ 1.19   $ 1.06   $ 0.75       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)             81       27       15       --       --       --

FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (3/3/2000)
Accumulation unit value at beginning of period                                  $ 1.47   $ 1.13   $ 1.15   $ 1.16   $ 1.00       --
Accumulation unit value at end of period                                        $ 1.66   $ 1.47   $ 1.13   $ 1.15   $ 1.16       --
Number of accumulation units outstanding at end of period (000 omitted)          2,548    2,063    1,728    1,020      153       --

FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2 (3/3/2000)
Accumulation unit value at beginning of period                                  $ 1.92   $ 1.43   $ 1.42   $ 1.34   $ 1.00       --
Accumulation unit value at end of period                                        $ 2.50   $ 1.92   $ 1.43   $ 1.42   $ 1.34       --
Number of accumulation units outstanding at end of period (000 omitted)            992    1,000    1,015      488      144       --

FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (11/9/1999)
(PREVIOUSLY FTVIPT FRANKLIN SMALL CAP FUND - CLASS 2)
Accumulation unit value at beginning of period                                  $ 0.96   $ 0.71   $ 1.01   $ 1.21   $ 1.43   $ 1.00
Accumulation unit value at end of period                                        $ 1.06   $ 0.96   $ 0.71   $ 1.01   $ 1.21   $ 1.43
Number of accumulation units outstanding at end of period (000 omitted)          5,177    4,918    4,574    2,844      855       --

FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (11/9/1999)
Accumulation unit value at beginning of period                                  $ 1.69   $ 1.30   $ 1.45   $ 1.29   $ 1.04   $ 1.00
Accumulation unit value at end of period                                        $ 2.07   $ 1.69   $ 1.30   $ 1.45   $ 1.29   $ 1.04
Number of accumulation units outstanding at end of period (000 omitted)            516      219       47        2       --       --

FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (11/9/1999)
Accumulation unit value at beginning of period                                  $ 1.32   $ 1.06   $ 1.22   $ 1.16   $ 1.03   $ 1.00
Accumulation unit value at end of period                                        $ 1.46   $ 1.32   $ 1.06   $ 1.22   $ 1.16   $ 1.03
Number of accumulation units outstanding at end of period (000 omitted)          5,621    4,198    2,393      252       --       --

FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (3/3/2000)
Accumulation unit value at beginning of period                                  $ 1.34   $ 1.08   $ 1.24   $ 1.18   $ 1.00       --
Accumulation unit value at end of period                                        $ 1.49   $ 1.34   $ 1.08   $ 1.24   $ 1.18       --
Number of accumulation units outstanding at end of period (000 omitted)          2,400    2,050    1,377      646       36       --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                              2004     2003     2002     2001     2000     1999
-----------------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2 (5/30/2000)
Accumulation unit value at beginning of period                                  $ 1.18   $ 0.78   $ 0.79   $ 0.87   $ 1.00       --
Accumulation unit value at end of period                                        $ 1.45   $ 1.18   $ 0.78   $ 0.79   $ 0.87       --
Number of accumulation units outstanding at end of period (000 omitted)            169      124       20       17       17       --

FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (11/9/1999)
Accumulation unit value at beginning of period                                  $ 0.95   $ 0.73   $ 0.90   $ 1.09   $ 1.13   $ 1.00
Accumulation unit value at end of period                                        $ 1.11   $ 0.95   $ 0.73   $ 0.90   $ 1.09   $ 1.13
Number of accumulation units outstanding at end of period (000 omitted)            400      371      296      145       16       --

FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (5/30/2000)
Accumulation unit value at beginning of period                                  $ 0.89   $ 0.68   $ 0.84   $ 1.02   $ 1.00       --
Accumulation unit value at end of period                                        $ 1.04   $ 0.89   $ 0.68   $ 0.84   $ 1.02       --
Number of accumulation units outstanding at end of period (000 omitted)          2,217    1,480      866      514       52       --

GOLDMAN SACHS VIT CORE(SM) U.S. EQUITY FUND (3/3/2000)
Accumulation unit value at beginning of period                                  $ 0.79   $ 0.62   $ 0.80   $ 0.92   $ 1.00       --
Accumulation unit value at end of period                                        $ 0.89   $ 0.79   $ 0.62   $ 0.80   $ 0.92       --
Number of accumulation units outstanding at end of period (000 omitted)          2,371    2,072    2,038    2,083    1,204       --

GOLDMAN SACHS VIT MID CAP VALUE FUND (3/3/2000)
Accumulation unit value at beginning of period                                  $ 1.87   $ 1.48   $ 1.57   $ 1.42   $ 1.00       --
Accumulation unit value at end of period                                        $ 2.33   $ 1.87   $ 1.48   $ 1.57   $ 1.42       --
Number of accumulation units outstanding at end of period (000 omitted)          1,409    1,449    1,458    1,091      414       --

JANUS ASPEN SERIES GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES (10/23/2000)
Accumulation unit value at beginning of period                                  $ 0.38   $ 0.26   $ 0.45   $ 0.72   $ 1.00       --
Accumulation unit value at end of period                                        $ 0.38   $ 0.38   $ 0.26   $ 0.45   $ 0.72       --
Number of accumulation units outstanding at end of period (000 omitted)            126      125      131      129       --       --

JANUS ASPEN SERIES LARGE CAP GROWTH PORTFOLIO: SERVICE SHARES (10/23/2000)
(PREVIOUSLY JANUS ASPEN SERIES GROWTH PORTFOLIO: SERVICE SHARES)
Accumulation unit value at beginning of period                                  $ 0.60   $ 0.46   $ 0.64   $ 0.87   $ 1.00       --
Accumulation unit value at end of period                                        $ 0.62   $ 0.60   $ 0.46   $ 0.64   $ 0.87       --
Number of accumulation units outstanding at end of period (000 omitted)            632      722      759      601       --       --

JANUS ASPEN SERIES MID CAP GROWTH PORTFOLIO: SERVICE SHARES (10/23/2000)
Accumulation unit value at beginning of period                                  $ 0.43   $ 0.32   $ 0.45   $ 0.76   $ 1.00       --
Accumulation unit value at end of period                                        $ 0.51   $ 0.43   $ 0.32   $ 0.45   $ 0.76       --
Number of accumulation units outstanding at end of period (000 omitted)            313      293      270      291       --       --

LIBERTY ASSET ALLOCATION FUND, VARIABLE SERIES, CLASS A (4/7/2003)
Accumulation unit value at beginning of period                                  $ 1.20   $ 1.00       --       --       --       --
Accumulation unit value at end of period                                        $ 1.30   $ 1.20       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)            498      507       --       --       --       --

LIBERTY EQUITY FUND, VARIABLE SERIES, CLASS A* (10/23/2000)
Accumulation unit value at beginning of period                                  $ 0.68   $ 0.55   $ 0.77   $ 0.95   $ 1.00       --
Accumulation unit value at end of period                                        $ 0.72   $ 0.68   $ 0.55   $ 0.77   $ 0.95       --
Number of accumulation units outstanding at end of period (000 omitted)            999    1,135      792      641       12       --
*LIBERTY EQUITY FUND, VARIABLE SERIES, CLASS A MERGED INTO COLUMBIA LARGE CAP
GROWTH FUND, VARIABLE SERIES, CLASS A ON FEB. 25, 2005.

LIBERTY FEDERAL SECURITIES FUND, VARIABLE SERIES, CLASS A (4/7/2003)
Accumulation unit value at beginning of period                                  $ 1.01   $ 1.00       --       --       --       --
Accumulation unit value at end of period                                        $ 1.04   $ 1.01       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)          1,520    1,658       --       --       --       --

LIBERTY SMALL COMPANY GROWTH FUND, VARIABLE SERIES, CLASS A (4/14/2003)
Accumulation unit value at beginning of period                                  $ 1.50   $ 1.00       --       --       --       --
Accumulation unit value at end of period                                        $ 1.65   $ 1.50       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)            108      107       --       --       --       --

MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (5/30/2000)
Accumulation unit value at beginning of period                                  $ 0.61   $ 0.50   $ 0.70   $ 0.95   $ 1.00       --
Accumulation unit value at end of period                                        $ 0.65   $ 0.61   $ 0.50   $ 0.70   $ 0.95       --
Number of accumulation units outstanding at end of period (000 omitted)            834      938      875      662       75       --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                              2004     2003     2002     2001     2000     1999
-----------------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES - INITIAL CLASS (11/9/1999)
Accumulation unit value at beginning of period                                  $ 0.81   $ 0.67   $ 0.86   $ 1.04   $ 1.05   $ 1.00
Accumulation unit value at end of period                                        $ 0.89   $ 0.81   $ 0.67   $ 0.86   $ 1.04   $ 1.05
Number of accumulation units outstanding at end of period (000 omitted)          1,582    1,661    1,578    1,377      295       --

MFS(R) INVESTORS TRUST SERIES - SERVICE CLASS (10/23/2000)
Accumulation unit value at beginning of period                                  $ 0.77   $ 0.64   $ 0.82   $ 0.99   $ 1.00       --
Accumulation unit value at end of period                                        $ 0.84   $ 0.77   $ 0.64   $ 0.82   $ 0.99       --
Number of accumulation units outstanding at end of period (000 omitted)            526      535      530      324       16       --

MFS(R) NEW DISCOVERY SERIES - INITIAL CLASS (11/9/1999)
Accumulation unit value at beginning of period                                  $ 1.16   $ 0.88   $ 1.30   $ 1.38   $ 1.43   $ 1.00
Accumulation unit value at end of period                                        $ 1.22   $ 1.16   $ 0.88   $ 1.30   $ 1.38   $ 1.43
Number of accumulation units outstanding at end of period (000 omitted)             31       32       32       18       19       --

MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (5/30/2000)
Accumulation unit value at beginning of period                                  $ 0.77   $ 0.58   $ 0.87   $ 0.93   $ 1.00       --
Accumulation unit value at end of period                                        $ 0.81   $ 0.77   $ 0.58   $ 0.87   $ 0.93       --
Number of accumulation units outstanding at end of period (000 omitted)            901      707      441      293       35       --

MFS(R) TOTAL RETURN SERIES - INITIAL CLASS (11/9/1999)
Accumulation unit value at beginning of period                                  $ 1.22   $ 1.06   $ 1.13   $ 1.14   $ 1.00   $ 1.00
Accumulation unit value at end of period                                        $ 1.34   $ 1.22   $ 1.06   $ 1.13   $ 1.14   $ 1.00
Number of accumulation units outstanding at end of period (000 omitted)             88       89       74       77       25       --

MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (5/30/2000)
Accumulation unit value at beginning of period                                  $ 1.12   $ 0.98   $ 1.05   $ 1.06   $ 1.00       --
Accumulation unit value at end of period                                        $ 1.23   $ 1.12   $ 0.98   $ 1.05   $ 1.06       --
Number of accumulation units outstanding at end of period (000 omitted)          6,230    5,443    3,949    1,861       23       --

MFS(R) UTILITIES SERIES - INITIAL CLASS (11/9/1999)
Accumulation unit value at beginning of period                                  $ 0.92   $ 0.69   $ 0.90   $ 1.20   $ 1.14   $ 1.00
Accumulation unit value at end of period                                        $ 1.19   $ 0.92   $ 0.69   $ 0.90   $ 1.20   $ 1.14
Number of accumulation units outstanding at end of period (000 omitted)          1,336    1,393    1,631    1,999    1,109       --

MFS(R) UTILITIES SERIES - SERVICE CLASS (10/23/2000)
Accumulation unit value at beginning of period                                  $ 0.76   $ 0.57   $ 0.75   $ 1.01   $ 1.00       --
Accumulation unit value at end of period                                        $ 0.98   $ 0.76   $ 0.57   $ 0.75   $ 1.01       --
Number of accumulation units outstanding at end of period (000 omitted)            287      264      209      126        7       --

OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (5/21/2002)
Accumulation unit value at beginning of period                                  $ 1.01   $ 0.78   $ 1.00       --       --       --
Accumulation unit value at end of period                                        $ 1.06   $ 1.01   $ 0.78       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)            445      242       39       --       --       --

OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (5/1/2002)
Accumulation unit value at beginning of period                                  $ 1.09   $ 0.77   $ 1.00       --       --       --
Accumulation unit value at end of period                                        $ 1.28   $ 1.09   $ 0.77       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)          1,729      788      190       --       --       --

OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES (5/21/2002)
Accumulation unit value at beginning of period                                  $ 1.17   $ 0.96   $ 1.00       --       --       --
Accumulation unit value at end of period                                        $ 1.26   $ 1.17   $ 0.96       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)            252      209        4       --       --       --

OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (5/21/2002)
Accumulation unit value at beginning of period                                  $ 1.13   $ 0.79   $ 1.00       --       --       --
Accumulation unit value at end of period                                        $ 1.33   $ 1.13   $ 0.79       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)            374      217       65       --       --       --

OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (5/1/2002)
Accumulation unit value at beginning of period                                  $ 1.19   $ 1.03   $ 1.00       --       --       --
Accumulation unit value at end of period                                        $ 1.28   $ 1.19   $ 1.03       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)          1,541    1,060      212       --       --       --

PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (11/9/1999)
Accumulation unit value at beginning of period                                  $ 0.96   $ 0.76   $ 0.95   $ 1.03   $ 0.97   $ 1.00
Accumulation unit value at end of period                                        $ 1.05   $ 0.96   $ 0.76   $ 0.95   $ 1.03   $ 0.97
Number of accumulation units outstanding at end of period (000 omitted)          1,596    1,635    1,583      963      146       --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                              2004     2003     2002     2001     2000     1999
-----------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (5/1/2002)
Accumulation unit value at beginning of period                                  $ 0.98   $ 0.84   $ 1.00       --       --       --
Accumulation unit value at end of period                                        $ 1.04   $ 0.98   $ 0.84       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)            209       86       52       --       --       --

PUTNAM VT INCOME FUND - CLASS IB SHARES (11/9/1999)
Accumulation unit value at beginning of period                                  $ 1.23   $ 1.19   $ 1.12   $ 1.06   $ 0.99   $ 1.00
Accumulation unit value at end of period                                        $ 1.27   $ 1.23   $ 1.19   $ 1.12   $ 1.06   $ 0.99
Number of accumulation units outstanding at end of period (000 omitted)             34       31       79       28        5       --

PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (11/9/1999)
Accumulation unit value at beginning of period                                  $ 0.93   $ 0.73   $ 0.90   $ 1.15   $ 1.29   $ 1.00
Accumulation unit value at end of period                                        $ 1.07   $ 0.93   $ 0.73   $ 0.90   $ 1.15   $ 1.29
Number of accumulation units outstanding at end of period (000 omitted)          4,648    4,797    4,994    4,731    2,474       --

PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND - CLASS IB SHARES (5/30/2000)
Accumulation unit value at beginning of period                                  $ 0.60   $ 0.45   $ 0.53   $ 0.76   $ 1.00       --
Accumulation unit value at end of period                                        $ 0.67   $ 0.60   $ 0.45   $ 0.53   $ 0.76       --
Number of accumulation units outstanding at end of period (000 omitted)            262      289      440      461       96       --

PUTNAM VT RESEARCH FUND - CLASS IB SHARES (5/21/2002)
Accumulation unit value at beginning of period                                  $ 1.00   $ 0.81   $ 1.00       --       --       --
Accumulation unit value at end of period                                        $ 1.06   $ 1.00   $ 0.81       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)             --       --       --       --       --       --

PUTNAM VT VISTA FUND - CLASS IB SHARES (11/9/1999)
Accumulation unit value at beginning of period                                  $ 0.73   $ 0.55   $ 0.81   $ 1.23   $ 1.30   $ 1.00
Accumulation unit value at end of period                                        $ 0.85   $ 0.73   $ 0.55   $ 0.81   $ 1.23   $ 1.30
Number of accumulation units outstanding at end of period (000 omitted)          2,708    3,087    3,317    4,035    1,798       --

PUTNAM VT VISTA FUND - CLASS IB SHARES (5/30/2000)
Accumulation unit value at beginning of period                                  $ 0.54   $ 0.41   $ 0.60   $ 0.92   $ 1.00       --
Accumulation unit value at end of period                                        $ 0.64   $ 0.54   $ 0.41   $ 0.60   $ 0.92       --
Number of accumulation units outstanding at end of period (000 omitted)            843      811    1,020    1,024      152       --

STI CLASSIC VARIABLE TRUST CAPITAL APPRECIATION FUND (1/29/2003)
Accumulation unit value at beginning of period                                  $ 1.20   $ 1.00       --       --       --       --
Accumulation unit value at end of period                                        $ 1.27   $ 1.20       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)             17       11       --       --       --       --

STI CLASSIC VARIABLE TRUST GROWTH AND INCOME FUND (1/29/2003)
Accumulation unit value at beginning of period                                  $ 1.28   $ 1.00       --       --       --       --
Accumulation unit value at end of period                                        $ 1.45   $ 1.28       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)              7        5       --       --       --       --

STI CLASSIC VARIABLE TRUST INTERNATIONAL EQUITY FUND (1/29/2003)
Accumulation unit value at beginning of period                                  $ 1.43   $ 1.00       --       --       --       --
Accumulation unit value at end of period                                        $ 1.69   $ 1.43       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)             --       --       --       --       --       --

STI CLASSIC VARIABLE TRUST INVESTMENT GRADE BOND FUND (1/29/2003)
Accumulation unit value at beginning of period                                  $ 1.02   $ 1.00       --       --       --       --
Accumulation unit value at end of period                                        $ 1.05   $ 1.02       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)              6        5       --       --       --       --

STI CLASSIC VARIABLE TRUST MID-CAP EQUITY FUND (1/29/2003)
Accumulation unit value at beginning of period                                  $ 1.31   $ 1.00       --       --       --       --
Accumulation unit value at end of period                                        $ 1.51   $ 1.31       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)             17        5       --       --       --       --

STI CLASSIC VARIABLE TRUST SMALL CAP VALUE EQUITY FUND (1/29/2003)
Accumulation unit value at beginning of period                                  $ 1.40   $ 1.00       --       --       --       --
Accumulation unit value at end of period                                        $ 1.72   $ 1.40       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)             --       51       --       --       --       --

STI CLASSIC VARIABLE TRUST VALUE INCOME STOCK FUND (1/29/2003)
Accumulation unit value at beginning of period                                  $ 1.26   $ 1.00       --       --       --       --
Accumulation unit value at end of period                                        $ 1.44   $ 1.26       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)             10        7       --       --       --       --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                              2004     2003     2002     2001     2000     1999
-----------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO CLASS II SHARES (8/30/2002)
Accumulation unit value at beginning of period                                  $ 1.27   $ 0.98   $ 1.00       --       --       --
Accumulation unit value at end of period                                        $ 1.47   $ 1.27   $ 0.98       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)            242      153      186       --       --       --

VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO CLASS II SHARES (8/30/2002)
Accumulation unit value at beginning of period                                  $ 1.21   $ 0.96   $ 1.00       --       --       --
Accumulation unit value at end of period                                        $ 1.37   $ 1.21   $ 0.96       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)             65       50        4       --       --       --

VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO CLASS I SHARES (8/30/2002)
Accumulation unit value at beginning of period                                  $ 1.30   $ 0.96   $ 1.00       --       --       --
Accumulation unit value at end of period                                        $ 1.76   $ 1.30   $ 0.96       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)            115        1       --       --       --       --

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUND (3/3/2000)
Accumulation unit value at beginning of period                                  $ 0.95   $ 0.79   $ 0.91   $ 0.99   $ 1.00       --
Accumulation unit value at end of period                                        $ 1.02   $ 0.95   $ 0.79   $ 0.91   $ 0.99       --
Number of accumulation units outstanding at end of period (000 omitted)          7,105    7,439    7,879    6,593    3,351       --

WELLS FARGO ADVANTAGE EQUITY INCOME FUND (3/3/2000)
Accumulation unit value at beginning of period                                  $ 1.05   $ 0.84   $ 1.06   $ 1.13   $ 1.00       --
Accumulation unit value at end of period                                        $ 1.15   $ 1.05   $ 0.84   $ 1.06   $ 1.13       --
Number of accumulation units outstanding at end of period (000 omitted)          3,241    3,433    3,711    2,814      765       --

WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE FUND (3/3/2000)
(PREVIOUSLY WELLS FARGO VT EQUITY VALUE FUND)
Accumulation unit value at beginning of period                                  $ 0.94   $ 0.76   $ 1.01   $ 1.09   $ 1.00       --
Accumulation unit value at end of period                                        $ 1.03   $ 0.94   $ 0.76   $ 1.01   $ 1.09       --
Number of accumulation units outstanding at end of period (000 omitted)          1,053      969      993      569       36       --

WELLS FARGO ADVANTAGE LARGE COMPANY CORE FUND (3/3/2000)
(PREVIOUSLY WELLS FARGO VT GROWTH FUND)
Accumulation unit value at beginning of period                                  $ 0.62   $ 0.51   $ 0.70   $ 0.87   $ 1.00       --
Accumulation unit value at end of period                                        $ 0.67   $ 0.62   $ 0.51   $ 0.70   $ 0.87       --
Number of accumulation units outstanding at end of period (000 omitted)            687      856      870      908      340       --

WELLS FARGO ADVANTAGE INTERNATIONAL CORE FUND (7/3/2000)
(PREVIOUSLY WELLS FARGO VT INTERNATIONAL EQUITY FUND)
Accumulation unit value at beginning of period                                  $ 0.73   $ 0.56   $ 0.74   $ 0.89   $ 1.00       --
Accumulation unit value at end of period                                        $ 0.79   $ 0.73   $ 0.56   $ 0.74   $ 0.89       --
Number of accumulation units outstanding at end of period (000 omitted)            868      757      570      561       88       --

WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH FUND (3/3/2000)
Accumulation unit value at beginning of period                                  $ 0.66   $ 0.53   $ 0.74   $ 0.95   $ 1.00       --
Accumulation unit value at end of period                                        $ 0.67   $ 0.66   $ 0.53   $ 0.74   $ 0.95       --
Number of accumulation units outstanding at end of period (000 omitted)         11,414   11,837   12,545   12,015    5,711       --

WELLS FARGO ADVANTAGE MONEY MARKET FUND (3/3/2000)
Accumulation unit value at beginning of period                                  $ 1.06   $ 1.06   $ 1.06   $ 1.04   $ 1.00       --
Accumulation unit value at end of period                                        $ 1.05   $ 1.06   $ 1.06   $ 1.06   $ 1.04       --
Number of accumulation units outstanding at end of period (000 omitted)          1,509    2,790    3,356    4,984    1,717       --

WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND (3/3/2000)
Accumulation unit value at beginning of period                                  $ 0.36   $ 0.25   $ 0.42   $ 0.56   $ 1.00       --
Accumulation unit value at end of period                                        $ 0.40   $ 0.36   $ 0.25   $ 0.42   $ 0.56       --
Number of accumulation units outstanding at end of period (000 omitted)          3,073    3,239    3,394    4,983    2,024       --

WELLS FARGO ADVANTAGE TOTAL RETURN BOND FUND (3/3/2000)
Accumulation unit value at beginning of period                                  $ 1.30   $ 1.21   $ 1.14   $ 1.08   $ 1.00       --
Accumulation unit value at end of period                                        $ 1.34   $ 1.30   $ 1.21   $ 1.14   $ 1.08       --
Number of accumulation units outstanding at end of period (000 omitted)          2,017    2,160    2,275    1,545      660       --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.

YEAR ENDED DEC. 31,                                                                                                  2004     2003
-----------------------------------------------------------------------------------------------------------------------------------
AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (1/29/2003)
Accumulation unit value at beginning of period                                                                      $ 0.99   $ 1.00
Accumulation unit value at end of period                                                                            $ 0.99   $ 0.99
Number of accumulation units outstanding at end of period (000 omitted)                                                589      292

AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (1/29/2003)
Accumulation unit value at beginning of period                                                                      $ 1.03   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.06   $ 1.03
Number of accumulation units outstanding at end of period (000 omitted)                                              1,010      415

AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (1/29/2003)
Accumulation unit value at beginning of period                                                                      $ 1.45   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.69   $ 1.45
Number of accumulation units outstanding at end of period (000 omitted)                                                703      257

AXP(R) VARIABLE PORTFOLIO - EQUITY SELECT FUND (1/29/2003)
Accumulation unit value at beginning of period                                                                      $ 1.26   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.36   $ 1.26
Number of accumulation units outstanding at end of period (000 omitted)                                                101        2

AXP(R) VARIABLE PORTFOLIO - GROWTH FUND (1/29/2003)
Accumulation unit value at beginning of period                                                                      $ 1.22   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.31   $ 1.22
Number of accumulation units outstanding at end of period (000 omitted)                                                 18       14

AXP(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (4/30/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.09       --
Number of accumulation units outstanding at end of period (000 omitted)                                                 48       --

AXP(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (6/1/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.10       --
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

AXP(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND* (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - CAPITAL RESOURCE FUND)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.06       --
Number of accumulation units outstanding at end of period (000 omitted)                                              1,481       --
* AXP(R) VARIABLE PORTFOLIO - BLUE CHIP ADVANTAGE FUND MERGED INTO AXP(R)
VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND ON JULY 9, 2004.

AXP(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.10       --
Number of accumulation units outstanding at end of period (000 omitted)                                                 10       --

AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R) (1/29/2003)
Accumulation unit value at beginning of period                                                                      $ 1.26   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.29   $ 1.26
Number of accumulation units outstanding at end of period (000 omitted)                                                473      257

AXP(R) VARIABLE PORTFOLIO - PARTNERS SELECT VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.10       --
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (1/29/2003)
Accumulation unit value at beginning of period                                                                      $ 1.40   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.66   $ 1.40
Number of accumulation units outstanding at end of period (000 omitted)                                                543       82

AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (1/29/2003)
Accumulation unit value at beginning of period                                                                      $ 1.30   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.41   $ 1.30
Number of accumulation units outstanding at end of period (000 omitted)                                              1,256      400

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                                  2004     2003
-----------------------------------------------------------------------------------------------------------------------------------
AXP(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (1/29/2003)
Accumulation unit value at beginning of period                                                                      $ 1.00   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.00   $ 1.00
Number of accumulation units outstanding at end of period (000 omitted)                                              1,672    1,013

AXP(R) VARIABLE PORTFOLIO - THREADNEEDLE EMERGING MARKETS FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.17       --
Number of accumulation units outstanding at end of period (000 omitted)                                                337       --

AXP(R) VARIABLE PORTFOLIO - THREADNEEDLE INTERNATIONAL FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - INTERNATIONAL FUND)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.14       --
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

AIM V.I. BASIC VALUE FUND, SERIES II SHARES (1/29/2003)
Accumulation unit value at beginning of period                                                                      $ 1.35   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.48   $ 1.35
Number of accumulation units outstanding at end of period (000 omitted)                                              1,057      329

AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (1/29/2003)
Accumulation unit value at beginning of period                                                                      $ 1.30   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.37   $ 1.30
Number of accumulation units outstanding at end of period (000 omitted)                                                 16        7

AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (1/29/2003)
Accumulation unit value at beginning of period                                                                      $ 1.36   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.55   $ 1.36
Number of accumulation units outstanding at end of period (000 omitted)                                                146       59

AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.08       --
Number of accumulation units outstanding at end of period (000 omitted)                                                169       --

AIM V.I. PREMIER EQUITY FUND, SERIES II SHARES (1/29/2003)
Accumulation unit value at beginning of period                                                                      $ 1.26   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.31   $ 1.26
Number of accumulation units outstanding at end of period (000 omitted)                                                  7        5

ALLIANCEBERNSTEIN VP GROWTH AND INCOME PORTFOLIO (CLASS B) (1/29/2003)
Accumulation unit value at beginning of period                                                                      $ 1.33   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.46   $ 1.33
Number of accumulation units outstanding at end of period (000 omitted)                                                146      102

ALLIANCEBERNSTEIN VP INTERNATIONAL VALUE PORTFOLIO (CLASS B) (4/30/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.20       --
Number of accumulation units outstanding at end of period (000 omitted)                                                583       --

ALLIANCEBERNSTEIN VP LARGE CAP GROWTH PORTFOLIO (CLASS B) (1/29/2003)
(PREVIOUSLY ALLIANCEBERNSTEIN VP PREMIER GROWTH PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                                                      $ 1.25   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.33   $ 1.25
Number of accumulation units outstanding at end of period (000 omitted)                                                110       28

ALLIANCEBERNSTEIN VP GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (1/29/2003)
(PREVIOUSLY ALLIANCEBERNSTEIN VP TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                                                      $ 1.41   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.46   $ 1.41
Number of accumulation units outstanding at end of period (000 omitted)                                                172      110

ALLIANCEBERNSTEIN VP TOTAL RETURN PORTFOLIO (CLASS B) (1/29/2003)
Accumulation unit value at beginning of period                                                                      $ 1.19   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.27   $ 1.19
Number of accumulation units outstanding at end of period (000 omitted)                                                 62       71

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                                  2004     2003
-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY(R) VP INFLATION PROTECTION, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.05       --
Number of accumulation units outstanding at end of period (000 omitted)                                              1,333       --

AMERICAN CENTURY(R) VP INTERNATIONAL, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.12       --
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

AMERICAN CENTURY(R) VP ULTRA, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.06       --
Number of accumulation units outstanding at end of period (000 omitted)                                                407       --

AMERICAN CENTURY(R) VP VALUE, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.09       --
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

COLONIAL SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (4/30/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.17       --
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (4/30/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.05       --
Number of accumulation units outstanding at end of period (000 omitted)                                                287       --

DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARE CLASS (4/30/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.13       --
Number of accumulation units outstanding at end of period (000 omitted)                                                  1       --

DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARE CLASS (4/30/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.03       --
Number of accumulation units outstanding at end of period (000 omitted)                                                161       --

DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARE CLASS (4/30/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.03       --
Number of accumulation units outstanding at end of period (000 omitted)                                                196       --

DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARE CLASS (4/30/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.14       --
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

EVERGREEN VA BALANCED FUND - CLASS 2 (1/29/2003)
(PREVIOUSLY EVERGREEN VA FOUNDATION FUND - CLASS 2)
Accumulation unit value at beginning of period                                                                      $ 1.16   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.21   $ 1.16
Number of accumulation units outstanding at end of period (000 omitted)                                                224       63

EVERGREEN VA CORE BOND FUND - CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                                                                      $ 1.02   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.05   $ 1.02
Number of accumulation units outstanding at end of period (000 omitted)                                              2,443      940

EVERGREEN VA FUND - CLASS 2* (1/29/2003)
Accumulation unit value at beginning of period                                                                      $ 1.28   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.37   $ 1.28
Number of accumulation units outstanding at end of period (000 omitted)                                                318      166
* EVERGREEN VA FUND - CLASS 2 MERGED INTO EVERGREEN VA FUNDAMENTAL LARGE CAP
FUND - CLASS 2 ON APRIL 15, 2005.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                                  2004     2003
-----------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2* (1/29/2003)
(PREVIOUSLY EVERGREEN VA GROWTH AND INCOME FUND - CLASS 2)
Accumulation unit value at beginning of period                                                                      $ 1.32   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.41   $ 1.32
Number of accumulation units outstanding at end of period (000 omitted)                                                590      214
* EVERGREEN VA FUND - CLASS 2 MERGED INTO EVERGREEN VA FUNDAMENTAL LARGE CAP
FUND - CLASS 2 ON APRIL 15, 2005.

EVERGREEN VA GROWTH FUND - CLASS 2* (1/29/2003)
Accumulation unit value at beginning of period                                                                      $ 1.40   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.57   $ 1.40
Number of accumulation units outstanding at end of period (000 omitted)                                                167       90
* EVERGREEN VA SPECIAL EQUITY FUND - CLASS 2 MERGED INTO EVERGREEN VA GROWTH
FUND - CLASS 2 ON APRIL 15, 2005.

EVERGREEN VA HIGH INCOME FUND - CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                                                                      $ 1.15   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.23   $ 1.15
Number of accumulation units outstanding at end of period (000 omitted)                                                676      254

EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                                                                      $ 1.35   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.58   $ 1.35
Number of accumulation units outstanding at end of period (000 omitted)                                                545      279

EVERGREEN VA OMEGA FUND - CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                                                                      $ 1.41   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.49   $ 1.41
Number of accumulation units outstanding at end of period (000 omitted)                                                652      253

EVERGREEN VA SPECIAL EQUITY FUND - CLASS 2* (1/29/2003)
Accumulation unit value at beginning of period                                                                      $ 1.53   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.60   $ 1.53
Number of accumulation units outstanding at end of period (000 omitted)                                                148        5
* EVERGREEN VA SPECIAL EQUITY FUND - CLASS 2 MERGED INTO EVERGREEN VA GROWTH
FUND - CLASS 2 ON APRIL 15, 2005.

EVERGREEN VA SPECIAL VALUES FUND - CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                                                                      $ 1.31   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.56   $ 1.31
Number of accumulation units outstanding at end of period (000 omitted)                                                725      314

EVERGREEN VA STRATEGIC INCOME FUND - CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                                                                      $ 1.14   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.21   $ 1.14
Number of accumulation units outstanding at end of period (000 omitted)                                              1,843      485

FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                                                                      $ 1.30   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.48   $ 1.30
Number of accumulation units outstanding at end of period (000 omitted)                                              3,317    1,254

FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                                                                      $ 1.34   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.37   $ 1.34
Number of accumulation units outstanding at end of period (000 omitted)                                                196       51

FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.03       --
Number of accumulation units outstanding at end of period (000 omitted)                                                385       --

FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                                                                      $ 1.39   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.71   $ 1.39
Number of accumulation units outstanding at end of period (000 omitted)                                              1,000      424

FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                                                                      $ 1.46   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.64   $ 1.46
Number of accumulation units outstanding at end of period (000 omitted)                                                487       38

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                                  2004     2003
-----------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.12       --
Number of accumulation units outstanding at end of period (000 omitted)                                                157       --

FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                                                                      $ 1.40   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.82   $ 1.40
Number of accumulation units outstanding at end of period (000 omitted)                                                 86       30

FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.09       --
Number of accumulation units outstanding at end of period (000 omitted)                                                 25       --

FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (1/29/2003)
(PREVIOUSLY FTVIPT FRANKLIN SMALL CAP FUND - CLASS 2)
Accumulation unit value at beginning of period                                                                      $ 1.38   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.52   $ 1.38
Number of accumulation units outstanding at end of period (000 omitted)                                                221       94

FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                                                                      $ 1.37   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.68   $ 1.37
Number of accumulation units outstanding at end of period (000 omitted)                                                410      203

FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                                                                      $ 1.26   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.40   $ 1.26
Number of accumulation units outstanding at end of period (000 omitted)                                              4,252    2,446

FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                                                                      $ 1.34   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.57   $ 1.34
Number of accumulation units outstanding at end of period (000 omitted)                                                454      158

FTVIPT TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.16       --
Number of accumulation units outstanding at end of period (000 omitted)                                                537       --

FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.12       --
Number of accumulation units outstanding at end of period (000 omitted)                                                 96       --

GOLDMAN SACHS VIT MID CAP VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.20       --
Number of accumulation units outstanding at end of period (000 omitted)                                                489       --

MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (1/29/2003)
Accumulation unit value at beginning of period                                                                      $ 1.23   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.32   $ 1.23
Number of accumulation units outstanding at end of period (000 omitted)                                                 54       32

MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (1/29/2003)
Accumulation unit value at beginning of period                                                                      $ 1.34   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.41   $ 1.34
Number of accumulation units outstanding at end of period (000 omitted)                                                 66       24

MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (1/29/2003)
Accumulation unit value at beginning of period                                                                      $ 1.17   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.28   $ 1.17
Number of accumulation units outstanding at end of period (000 omitted)                                              2,538    1,583

MFS(R) UTILITIES SERIES - SERVICE CLASS (1/29/2003)
Accumulation unit value at beginning of period                                                                      $ 1.34   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.72   $ 1.34
Number of accumulation units outstanding at end of period (000 omitted)                                                 67       45

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                                  2004     2003
-----------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (1/29/2003)
Accumulation unit value at beginning of period                                                                      $ 1.32   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.39   $ 1.32
Number of accumulation units outstanding at end of period (000 omitted)                                              1,156      312

OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (1/29/2003)
Accumulation unit value at beginning of period                                                                      $ 1.46   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.72   $ 1.46
Number of accumulation units outstanding at end of period (000 omitted)                                                155       65

OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES (1/29/2003)
Accumulation unit value at beginning of period                                                                      $ 1.12   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.20   $ 1.12
Number of accumulation units outstanding at end of period (000 omitted)                                                254      212

OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (1/29/2003)
Accumulation unit value at beginning of period                                                                      $ 1.44   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.70   $ 1.44
Number of accumulation units outstanding at end of period (000 omitted)                                                304      146

OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (1/29/2003)
Accumulation unit value at beginning of period                                                                      $ 1.07   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.15   $ 1.07
Number of accumulation units outstanding at end of period (000 omitted)                                              2,443    1,246

PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (1/29/2003)
Accumulation unit value at beginning of period                                                                      $ 1.29   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.42   $ 1.29
Number of accumulation units outstanding at end of period (000 omitted)                                                 47       45

PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (1/29/2003)
Accumulation unit value at beginning of period                                                                      $ 1.19   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.26   $ 1.19
Number of accumulation units outstanding at end of period (000 omitted)                                                 92       40

PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (1/29/2003)
Accumulation unit value at beginning of period                                                                      $ 1.35   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.55   $ 1.35
Number of accumulation units outstanding at end of period (000 omitted)                                                349      216

PUTNAM VT RESEARCH FUND - CLASS IB SHARES (1/29/2003)
Accumulation unit value at beginning of period                                                                      $ 1.27   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.35   $ 1.27
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.19       --
Number of accumulation units outstanding at end of period (000 omitted)                                                 30       --

PUTNAM VT VISTA FUND - CLASS IB SHARES (1/29/2003)
Accumulation unit value at beginning of period                                                                      $ 1.33   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.56   $ 1.33
Number of accumulation units outstanding at end of period (000 omitted)                                                 26       12

STI CLASSIC VARIABLE TRUST CAPITAL APPRECIATION FUND (1/29/2003)
Accumulation unit value at beginning of period                                                                      $ 1.20   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.27   $ 1.20
Number of accumulation units outstanding at end of period (000 omitted)                                                223      127

STI CLASSIC VARIABLE TRUST GROWTH AND INCOME FUND (1/29/2003)
Accumulation unit value at beginning of period                                                                      $ 1.28   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.45   $ 1.28
Number of accumulation units outstanding at end of period (000 omitted)                                                 65       45

STI CLASSIC VARIABLE TRUST INTERNATIONAL EQUITY FUND (1/29/2003)
Accumulation unit value at beginning of period                                                                      $ 1.43   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.68   $ 1.43
Number of accumulation units outstanding at end of period (000 omitted)                                                  3       --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                                  2004     2003
-----------------------------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST INVESTMENT GRADE BOND FUND (1/29/2003)
Accumulation unit value at beginning of period                                                                      $ 1.02   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.05   $ 1.02
Number of accumulation units outstanding at end of period (000 omitted)                                                 97       97

STI CLASSIC VARIABLE TRUST MID-CAP EQUITY FUND (1/29/2003)
Accumulation unit value at beginning of period                                                                      $ 1.31   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.51   $ 1.31
Number of accumulation units outstanding at end of period (000 omitted)                                                 16       31

STI CLASSIC VARIABLE TRUST SMALL CAP VALUE EQUITY FUND (1/29/2003)
Accumulation unit value at beginning of period                                                                      $ 1.40   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.72   $ 1.40
Number of accumulation units outstanding at end of period (000 omitted)                                                130       41

STI CLASSIC VARIABLE TRUST VALUE INCOME STOCK FUND (1/29/2003)
Accumulation unit value at beginning of period                                                                      $ 1.26   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.44   $ 1.26
Number of accumulation units outstanding at end of period (000 omitted)                                                 90       40

VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO CLASS II SHARES (1/29/2003)
Accumulation unit value at beginning of period                                                                      $ 1.31   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.52   $ 1.31
Number of accumulation units outstanding at end of period (000 omitted)                                              1,710       80

VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO CLASS II SHARES (1/29/2003)
Accumulation unit value at beginning of period                                                                      $ 1.29   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.46   $ 1.29
Number of accumulation units outstanding at end of period (000 omitted)                                                135      129

VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO CLASS I SHARES (1/29/2003)
Accumulation unit value at beginning of period                                                                      $ 1.42   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.92   $ 1.42
Number of accumulation units outstanding at end of period (000 omitted)                                                 94       44

VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO CLASS II SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.38       --
Number of accumulation units outstanding at end of period (000 omitted)                                                 89       --

WANGER INTERNATIONAL SMALL CAP (4/30/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.21       --
Number of accumulation units outstanding at end of period (000 omitted)                                                292       --

WANGER U.S. SMALLER COMPANIES (4/30/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.16       --
Number of accumulation units outstanding at end of period (000 omitted)                                                293       --

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUND (4/30/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.08       --
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

WELLS FARGO ADVANTAGE EQUITY INCOME FUND (4/30/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.08       --
Number of accumulation units outstanding at end of period (000 omitted)                                                 55       --

WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE FUND (4/30/2004)
(PREVIOUSLY WELLS FARGO VT EQUITY VALUE FUND)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.08       --
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                                  2004     2003
-----------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE LARGE COMPANY CORE FUND (4/30/2004)
(PREVIOUSLY WELLS FARGO VT GROWTH FUND)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.06       --
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

WELLS FARGO ADVANTAGE INTERNATIONAL CORE FUND (4/30/2004)
(PREVIOUSLY WELLS FARGO VT INTERNATIONAL EQUITY FUND)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.11       --
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH FUND (4/30/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.03       --
Number of accumulation units outstanding at end of period (000 omitted)                                                 52       --

WELLS FARGO ADVANTAGE MONEY MARKET FUND (4/30/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.00       --
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND (4/30/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.06       --
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

WELLS FARGO ADVANTAGE TOTAL RETURN BOND FUND (4/30/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.03       --
Number of accumulation units outstanding at end of period (000 omitted)                                                 38       --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.

YEAR ENDED DEC. 31,                                                                       2004     2003     2002     2001     2000
-----------------------------------------------------------------------------------------------------------------------------------
AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (5/30/2000)
Accumulation unit value at beginning of period                                           $ 1.04   $ 1.05   $ 1.05   $ 1.03   $ 1.00
Accumulation unit value at end of period                                                 $ 1.03   $ 1.04   $ 1.05   $ 1.05   $ 1.03
Number of accumulation units outstanding at end of period (000 omitted)                   2,285    2,810    3,130    3,857      618

AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (5/21/2002)
Accumulation unit value at beginning of period                                           $ 1.07   $ 1.04   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.10   $ 1.07   $ 1.04       --       --
Number of accumulation units outstanding at end of period (000 omitted)                   3,020    1,965      309       --       --

AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (5/21/2002)
Accumulation unit value at beginning of period                                           $ 1.09   $ 0.78   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.27   $ 1.09   $ 0.78       --       --
Number of accumulation units outstanding at end of period (000 omitted)                   1,215    1,143      309       --       --

AXP(R) VARIABLE PORTFOLIO - EQUITY SELECT FUND (8/30/2002)
Accumulation unit value at beginning of period                                           $ 1.23   $ 1.02   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.32   $ 1.23   $ 1.02       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     323       20       --       --       --

AXP(R) VARIABLE PORTFOLIO - GROWTH FUND (5/21/2002)
Accumulation unit value at beginning of period                                           $ 0.97   $ 0.81   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.04   $ 0.97   $ 0.81       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      24       64       --       --       --

AXP(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (4/30/2004)
Accumulation unit value at beginning of period                                           $ 1.00       --       --       --       --
Accumulation unit value at end of period                                                 $ 1.09       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     102       --       --       --       --

AXP(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (6/1/2004)
Accumulation unit value at beginning of period                                           $ 1.00       --       --       --       --
Accumulation unit value at end of period                                                 $ 1.10       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      --       --       --       --       --

AXP(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND* (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - CAPITAL RESOURCE FUND)
Accumulation unit value at beginning of period                                           $ 1.00       --       --       --       --
Accumulation unit value at end of period                                                 $ 1.05       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                   4,432       --       --       --       --
* AXP(R) VARIABLE PORTFOLIO - BLUE CHIP ADVANTAGE FUND MERGED INTO AXP(R)
VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND ON JULY 9, 2004.

AXP(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period                                           $ 1.00       --       --       --       --
Accumulation unit value at end of period                                                 $ 1.10       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                       4       --       --       --       --

AXP(R) VARIABLE PORTFOLIO - MANAGED FUND (5/30/2000)
Accumulation unit value at beginning of period                                           $ 0.88   $ 0.74   $ 0.86   $ 0.98   $ 1.00
Accumulation unit value at end of period                                                 $ 0.95   $ 0.88   $ 0.74   $ 0.86   $ 0.98
Number of accumulation units outstanding at end of period (000 omitted)                     418      407      300      200        3

AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R) (5/30/2000)
Accumulation unit value at beginning of period                                           $ 0.71   $ 0.58   $ 0.75   $ 0.92   $ 1.00
Accumulation unit value at end of period                                                 $ 0.73   $ 0.71   $ 0.58   $ 0.75   $ 0.92
Number of accumulation units outstanding at end of period (000 omitted)                   2,974    2,025      683      193       32

AXP(R) VARIABLE PORTFOLIO - PARTNERS SELECT VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period                                           $ 1.00       --       --       --       --
Accumulation unit value at end of period                                                 $ 1.10       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      --       --       --       --       --

AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (5/21/2002)
Accumulation unit value at beginning of period                                           $ 1.07   $ 0.79   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.27   $ 1.07   $ 0.79       --       --
Number of accumulation units outstanding at end of period (000 omitted)                   1,986      384       45       --       --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                       2004     2003     2002     2001     2000
-----------------------------------------------------------------------------------------------------------------------------------
AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (5/30/2000)
Accumulation unit value at beginning of period                                           $ 0.77   $ 0.61   $ 0.80   $ 0.92   $ 1.00
Accumulation unit value at end of period                                                 $ 0.84   $ 0.77   $ 0.61   $ 0.80   $ 0.92
Number of accumulation units outstanding at end of period (000 omitted)                   5,760    6,015    4,960    1,756      110

AXP(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (5/30/2000)
Accumulation unit value at beginning of period                                           $ 1.16   $ 1.16   $ 1.11   $ 1.06   $ 1.00
Accumulation unit value at end of period                                                 $ 1.16   $ 1.16   $ 1.16   $ 1.11   $ 1.06
Number of accumulation units outstanding at end of period (000 omitted)                   6,160    7,749    5,451    1,321       34

AXP(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND (5/30/2000)
Accumulation unit value at beginning of period                                           $ 1.14   $ 0.78   $ 0.96   $ 1.04   $ 1.00
Accumulation unit value at end of period                                                 $ 1.34   $ 1.14   $ 0.78   $ 0.96   $ 1.04
Number of accumulation units outstanding at end of period (000 omitted)                     221      214      161       57       --

AXP(R) VARIABLE PORTFOLIO - THREADNEEDLE EMERGING MARKETS FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND)
Accumulation unit value at beginning of period                                           $ 1.00       --       --       --       --
Accumulation unit value at end of period                                                 $ 1.17       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                   1,018       --       --       --       --

AXP(R) VARIABLE PORTFOLIO - THREADNEEDLE INTERNATIONAL FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - INTERNATIONAL FUND)
Accumulation unit value at beginning of period                                           $ 1.00       --       --       --       --
Accumulation unit value at end of period                                                 $ 1.14       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      --       --       --       --       --

AIM V.I. BASIC VALUE FUND, SERIES II SHARES (5/21/2002)
Accumulation unit value at beginning of period                                           $ 1.00   $ 0.76   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.09   $ 1.00   $ 0.76       --       --
Number of accumulation units outstanding at end of period (000 omitted)                   4,663    2,514      517       --       --

AIM V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES (5/30/2000)
Accumulation unit value at beginning of period                                           $ 0.65   $ 0.51   $ 0.68   $ 0.90   $ 1.00
Accumulation unit value at end of period                                                 $ 0.68   $ 0.65   $ 0.51   $ 0.68   $ 0.90
Number of accumulation units outstanding at end of period (000 omitted)                   3,769    4,485    4,583    2,944      311

AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (8/30/2002)
Accumulation unit value at beginning of period                                           $ 1.23   $ 0.97   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.29   $ 1.23   $ 0.97       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      52       57       19       --       --

AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (5/21/2002)
Accumulation unit value at beginning of period                                           $ 1.00   $ 0.75   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.14   $ 1.00   $ 0.75       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     328      189       18       --       --

AIM V.I. DENT DEMOGRAPHIC TRENDS FUND, SERIES I SHARES (5/30/2000)
Accumulation unit value at beginning of period                                           $ 0.53   $ 0.39   $ 0.58   $ 0.86   $ 1.00
Accumulation unit value at end of period                                                 $ 0.56   $ 0.53   $ 0.39   $ 0.58   $ 0.86
Number of accumulation units outstanding at end of period (000 omitted)                   1,126    1,357    1,646    1,309      145

AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (4/30/2004)
Accumulation unit value at beginning of period                                           $ 1.00       --       --       --       --
Accumulation unit value at end of period                                                 $ 1.08       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     415       --       --       --       --

AIM V.I. PREMIER EQUITY FUND, SERIES I SHARES (5/30/2000)
Accumulation unit value at beginning of period                                           $ 0.65   $ 0.53   $ 0.77   $ 0.89   $ 1.00
Accumulation unit value at end of period                                                 $ 0.68   $ 0.65   $ 0.53   $ 0.77   $ 0.89
Number of accumulation units outstanding at end of period (000 omitted)                   5,048    5,814    6,560    4,983      623

AIM V.I. PREMIER EQUITY FUND, SERIES II SHARES (5/21/2002)
Accumulation unit value at beginning of period                                           $ 0.96   $ 0.78   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.00   $ 0.96   $ 0.78       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      54       21        1       --       --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                       2004     2003     2002     2001     2000
-----------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VP GROWTH AND INCOME PORTFOLIO (CLASS B) (5/30/2000)
Accumulation unit value at beginning of period                                           $ 0.96   $ 0.74   $ 0.96   $ 0.97   $ 1.00
Accumulation unit value at end of period                                                 $ 1.05   $ 0.96   $ 0.74   $ 0.96   $ 0.97
Number of accumulation units outstanding at end of period (000 omitted)                  11,742   11,403   10,906    4,722      292

ALLIANCEBERNSTEIN VP INTERNATIONAL VALUE PORTFOLIO (CLASS B) (4/30/2004)
Accumulation unit value at beginning of period                                           $ 1.00       --       --       --       --
Accumulation unit value at end of period                                                 $ 1.20       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                   1,509       --       --       --       --

ALLIANCEBERNSTEIN VP LARGE CAP GROWTH PORTFOLIO (CLASS B) (5/30/2000)
(PREVIOUSLY ALLIANCEBERNSTEIN VP PREMIER GROWTH PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                           $ 0.54   $ 0.44   $ 0.65   $ 0.80   $ 1.00
Accumulation unit value at end of period                                                 $ 0.58   $ 0.54   $ 0.44   $ 0.65   $ 0.80
Number of accumulation units outstanding at end of period (000 omitted)                   6,937    7,475    7,706    5,808      700

ALLIANCEBERNSTEIN VP GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (5/30/2000)
(PREVIOUSLY ALLIANCEBERNSTEIN VP TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                           $ 0.41   $ 0.29   $ 0.51   $ 0.69   $ 1.00
Accumulation unit value at end of period                                                 $ 0.43   $ 0.41   $ 0.29   $ 0.51   $ 0.69
Number of accumulation units outstanding at end of period (000 omitted)                   2,773    2,911    2,423    2,237      456

ALLIANCEBERNSTEIN VP TOTAL RETURN PORTFOLIO (CLASS B) (5/21/2002)
Accumulation unit value at beginning of period                                           $ 1.06   $ 0.91   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.14   $ 1.06   $ 0.91       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     311      222       71       --       --

AMERICAN CENTURY(R) VP INFLATION PROTECTION, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                                           $ 1.00       --       --       --       --
Accumulation unit value at end of period                                                 $ 1.05       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                   3,481       --       --       --       --

AMERICAN CENTURY(R) VP INTERNATIONAL, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                                           $ 1.00       --       --       --       --
Accumulation unit value at end of period                                                 $ 1.12       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      --       --       --       --       --

AMERICAN CENTURY(R) VP ULTRA, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                                           $ 1.00       --       --       --       --
Accumulation unit value at end of period                                                 $ 1.06       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                   1,074       --       --       --       --

AMERICAN CENTURY(R) VP VALUE, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                                           $ 1.00       --       --       --       --
Accumulation unit value at end of period                                                 $ 1.09       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                       7       --       --       --       --

COLONIAL SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (4/30/2004)
Accumulation unit value at beginning of period                                           $ 1.00       --       --       --       --
Accumulation unit value at end of period                                                 $ 1.17       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      34       --       --       --       --

COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (4/30/2004)
Accumulation unit value at beginning of period                                           $ 1.00       --       --       --       --
Accumulation unit value at end of period                                                 $ 1.04       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     939       --       --       --       --

DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARE CLASS (4/30/2004)
Accumulation unit value at beginning of period                                           $ 1.00       --       --       --       --
Accumulation unit value at end of period                                                 $ 1.13       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                       7       --       --       --       --

DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARE CLASS (4/30/2004)
Accumulation unit value at beginning of period                                           $ 1.00       --       --       --       --
Accumulation unit value at end of period                                                 $ 1.03       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     500       --       --       --       --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                       2004     2003     2002     2001     2000
-----------------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARE CLASS (4/30/2004)
Accumulation unit value at beginning of period                                           $ 1.00       --       --       --       --
Accumulation unit value at end of period                                                 $ 1.03       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      14       --       --       --       --

DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARE CLASS (4/30/2004)
Accumulation unit value at beginning of period                                           $ 1.00       --       --       --       --
Accumulation unit value at end of period                                                 $ 1.14       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      19       --       --       --       --

EVERGREEN VA BALANCED FUND - CLASS 2 (7/31/2002)
(PREVIOUSLY EVERGREEN VA FOUNDATION FUND - CLASS 2)
Accumulation unit value at beginning of period                                           $ 1.14   $ 1.00   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.19   $ 1.14   $ 1.00       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     154      126       26       --       --

EVERGREEN VA CORE BOND FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period                                           $ 1.06   $ 1.04   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.09   $ 1.06   $ 1.04       --       --
Number of accumulation units outstanding at end of period (000 omitted)                   4,784    2,717      756       --       --

EVERGREEN VA FUND - CLASS 1* (12/8/2003)
Accumulation unit value at beginning of period                                           $ 1.04   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.11   $ 1.04       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     323      343       --       --       --
* EVERGREEN VA FUND - CLASS 1 MERGED INTO EVERGREEN VA FUNDAMENTAL LARGE CAP
FUND - CLASS 1 ON APRIL 15, 2005.

EVERGREEN VA FUND - CLASS 2* (8/30/2002)
Accumulation unit value at beginning of period                                           $ 1.19   $ 0.96   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.27   $ 1.19   $ 0.96       --       --
Number of accumulation units outstanding at end of period (000 omitted)                   1,223      958       --       --       --
* EVERGREEN VA FUND - CLASS 2 MERGED INTO EVERGREEN VA FUNDAMENTAL LARGE CAP
FUND - CLASS 2 ON APRIL 15, 2005.

EVERGREEN VA GROWTH AND INCOME FUND - CLASS 1* (5/30/2000)
(PREVIOUSLY EVERGREEN VA GROWTH AND INCOME FUND - CLASS 1)
Accumulation unit value at beginning of period                                           $ 0.97   $ 0.75   $ 0.90   $ 1.04   $ 1.00
Accumulation unit value at end of period                                                 $ 1.04   $ 0.97   $ 0.75   $ 0.90   $ 1.04
Number of accumulation units outstanding at end of period (000 omitted)                     311      321      395      178        6
* EVERGREEN VA FUND - CLASS 1 MERGED INTO EVERGREEN VA FUNDAMENTAL LARGE CAP
FUND - CLASS 1 ON APRIL 15, 2005.

EVERGREEN VA GROWTH AND INCOME FUND - CLASS 2* (8/30/2002)
(PREVIOUSLY EVERGREEN VA GROWTH AND INCOME FUND - CLASS 2)
Accumulation unit value at beginning of period                                           $ 1.23   $ 0.96   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.32   $ 1.23   $ 0.96       --       --
Number of accumulation units outstanding at end of period (000 omitted)                   1,618    1,035        2       --       --
* EVERGREEN VA FUND - CLASS 2 MERGED INTO EVERGREEN VA FUNDAMENTAL LARGE CAP
FUND - CLASS 2 ON APRIL 15, 2005.

EVERGREEN VA GROWTH FUND - CLASS 2* (7/31/2002)
Accumulation unit value at beginning of period                                           $ 1.35   $ 0.99   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.51   $ 1.35   $ 0.99       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     476      360       47       --       --
* EVERGREEN VA SPECIAL EQUITY FUND - CLASS 2 MERGED INTO EVERGREEN VA GROWTH
FUND - CLASS 2 ON APRIL 15, 2005.

EVERGREEN VA HIGH INCOME FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period                                           $ 1.21   $ 1.04   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.29   $ 1.21   $ 1.04       --       --
Number of accumulation units outstanding at end of period (000 omitted)                   2,036    1,259      336       --       --

EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 1 (12/8/2003)
Accumulation unit value at beginning of period                                           $ 1.05   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.23   $ 1.05       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     742      542       --       --       --

EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period                                           $ 1.20   $ 0.93   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.41   $ 1.20   $ 0.93       --       --
Number of accumulation units outstanding at end of period (000 omitted)                   2,238    1,662      145       --       --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                       2004     2003     2002     2001     2000
-----------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA OMEGA FUND - CLASS 1 (5/30/2000)
Accumulation unit value at beginning of period                                           $ 0.70   $ 0.51   $ 0.69   $ 0.82   $ 1.00
Accumulation unit value at end of period                                                 $ 0.74   $ 0.70   $ 0.51   $ 0.69   $ 0.82
Number of accumulation units outstanding at end of period (000 omitted)                   3,115    3,258    3,609    3,028      703

EVERGREEN VA OMEGA FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period                                           $ 1.33   $ 0.96   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.40   $ 1.33   $ 0.96       --       --
Number of accumulation units outstanding at end of period (000 omitted)                   2,378    1,218      276       --       --

EVERGREEN VA SPECIAL EQUITY FUND - CLASS 2* (8/30/2002)
Accumulation unit value at beginning of period                                           $ 1.44   $ 0.96   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.50   $ 1.44   $ 0.96       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     459      136       13       --       --
* EVERGREEN VA SPECIAL EQUITY FUND - CLASS 2 MERGED INTO EVERGREEN VA GROWTH
FUND - CLASS 2 ON APRIL 15, 2005.

EVERGREEN VA SPECIAL VALUES FUND - CLASS 1 (5/30/2000)
Accumulation unit value at beginning of period                                           $ 1.50   $ 1.18   $ 1.36   $ 1.17   $ 1.00
Accumulation unit value at end of period                                                 $ 1.78   $ 1.50   $ 1.18   $ 1.36   $ 1.17
Number of accumulation units outstanding at end of period (000 omitted)                   2,441    2,255    2,265    1,562        7

EVERGREEN VA SPECIAL VALUES FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period                                           $ 1.22   $ 0.95   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.44   $ 1.22   $ 0.95       --       --
Number of accumulation units outstanding at end of period (000 omitted)                   1,945    1,491      396       --       --

EVERGREEN VA STRATEGIC INCOME FUND - CLASS 1 (5/30/2000)
Accumulation unit value at beginning of period                                           $ 1.43   $ 1.24   $ 1.09   $ 1.04   $ 1.00
Accumulation unit value at end of period                                                 $ 1.53   $ 1.43   $ 1.24   $ 1.09   $ 1.04
Number of accumulation units outstanding at end of period (000 omitted)                   1,633    1,799    1,607      732       --

EVERGREEN VA STRATEGIC INCOME FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period                                           $ 1.24   $ 1.08   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.33   $ 1.24   $ 1.08       --       --
Number of accumulation units outstanding at end of period (000 omitted)                   2,395    1,435      325       --       --

FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS (5/30/2000)
Accumulation unit value at beginning of period                                           $ 0.95   $ 0.75   $ 0.84   $ 0.97   $ 1.00
Accumulation unit value at end of period                                                 $ 1.08   $ 0.95   $ 0.75   $ 0.84   $ 0.97
Number of accumulation units outstanding at end of period (000 omitted)                   6,694    6,068    5,134    1,866      191

FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (5/21/2002)
Accumulation unit value at beginning of period                                           $ 1.09   $ 0.86   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.24   $ 1.09   $ 0.86       --       --
Number of accumulation units outstanding at end of period (000 omitted)                   8,496    4,477      395       --       --

FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (5/21/2002)
Accumulation unit value at beginning of period                                           $ 0.98   $ 0.75   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 0.99   $ 0.98   $ 0.75       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     634      465      108       --       --

FIDELITY(R) VIP HIGH INCOME PORTFOLIO SERVICE CLASS (5/30/2000)
Accumulation unit value at beginning of period                                           $ 0.92   $ 0.73   $ 0.72   $ 0.82   $ 1.00
Accumulation unit value at end of period                                                 $ 0.99   $ 0.92   $ 0.73   $ 0.72   $ 0.82
Number of accumulation units outstanding at end of period (000 omitted)                   1,946    2,482    1,948    1,031       50

FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                           $ 1.00       --       --       --       --
Accumulation unit value at end of period                                                 $ 1.03       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                   1,283       --       --       --       --

FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS (5/30/2000)
Accumulation unit value at beginning of period                                           $ 1.40   $ 1.02   $ 1.15   $ 1.21   $ 1.00
Accumulation unit value at end of period                                                 $ 1.72   $ 1.40   $ 1.02   $ 1.15   $ 1.21
Number of accumulation units outstanding at end of period (000 omitted)                   4,904    5,042    4,911    2,607      222

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                       2004     2003     2002     2001     2000
-----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (5/21/2002)
Accumulation unit value at beginning of period                                           $ 1.16   $ 0.85   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.42   $ 1.16   $ 0.85       --       --
Number of accumulation units outstanding at end of period (000 omitted)                   3,712    3,204      503       --       --

FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (5/21/2002)
Accumulation unit value at beginning of period                                           $ 1.06   $ 0.75   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.19   $ 1.06   $ 0.75       --       --
Number of accumulation units outstanding at end of period (000 omitted)                   1,575       74        4       --       --

FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                           $ 1.00       --       --       --       --
Accumulation unit value at end of period                                                 $ 1.12       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     525       --       --       --       --

FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2 (5/21/2002)
Accumulation unit value at beginning of period                                           $ 1.25   $ 0.93   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.62   $ 1.25   $ 0.93       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     332      181        8       --       --

FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                           $ 1.00       --       --       --       --
Accumulation unit value at end of period                                                 $ 1.09       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      28       --       --       --       --

FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (5/30/2000)
(PREVIOUSLY FTVIPT FRANKLIN SMALL CAP FUND - CLASS 2)
Accumulation unit value at beginning of period                                           $ 0.71   $ 0.53   $ 0.75   $ 0.90   $ 1.00
Accumulation unit value at end of period                                                 $ 0.79   $ 0.71   $ 0.53   $ 0.75   $ 0.90
Number of accumulation units outstanding at end of period (000 omitted)                   5,930    5,842    4,909    4,683      349

FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (5/21/2002)
Accumulation unit value at beginning of period                                           $ 1.04   $ 0.80   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.27   $ 1.04   $ 0.80       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     791      575       61       --       --

FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (5/30/2000)
Accumulation unit value at beginning of period                                           $ 1.24   $ 1.00   $ 1.15   $ 1.09   $ 1.00
Accumulation unit value at end of period                                                 $ 1.38   $ 1.24   $ 1.00   $ 1.15   $ 1.09
Number of accumulation units outstanding at end of period (000 omitted)                  16,072   14,168    6,327    1,374       15

FTVIPT TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2 (5/30/2000)
Accumulation unit value at beginning of period                                           $ 1.18   $ 0.78   $ 0.79   $ 0.87   $ 1.00
Accumulation unit value at end of period                                                 $ 1.45   $ 1.18   $ 0.78   $ 0.79   $ 0.87
Number of accumulation units outstanding at end of period (000 omitted)                     254      265      239      116        7

FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (5/30/2000)
Accumulation unit value at beginning of period                                           $ 0.88   $ 0.68   $ 0.84   $ 1.02   $ 1.00
Accumulation unit value at end of period                                                 $ 1.03   $ 0.88   $ 0.68   $ 0.84   $ 1.02
Number of accumulation units outstanding at end of period (000 omitted)                   4,969    3,675    2,373    1,576       53

FTVIPT TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                           $ 1.00       --       --       --       --
Accumulation unit value at end of period                                                 $ 1.16       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                   1,342       --       --       --       --

FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                           $ 1.00       --       --       --       --
Accumulation unit value at end of period                                                 $ 1.12       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     201       --       --       --       --

GOLDMAN SACHS VIT MID CAP VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period                                           $ 1.00       --       --       --       --
Accumulation unit value at end of period                                                 $ 1.20       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                   1,276       --       --       --       --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                       2004     2003     2002     2001     2000
-----------------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (5/30/2000)
Accumulation unit value at beginning of period                                           $ 0.60   $ 0.50   $ 0.70   $ 0.95   $ 1.00
Accumulation unit value at end of period                                                 $ 0.65   $ 0.60   $ 0.50   $ 0.70   $ 0.95
Number of accumulation units outstanding at end of period (000 omitted)                   2,642    2,708    2,832    1,928      187

MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (5/30/2000)
Accumulation unit value at beginning of period                                           $ 0.83   $ 0.63   $ 0.94   $ 1.01   $ 1.00
Accumulation unit value at end of period                                                 $ 0.87   $ 0.83   $ 0.63   $ 0.94   $ 1.01
Number of accumulation units outstanding at end of period (000 omitted)                   1,365    1,295      832      454       76

MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (5/30/2000)
Accumulation unit value at beginning of period                                           $ 1.17   $ 1.03   $ 1.10   $ 1.11   $ 1.00
Accumulation unit value at end of period                                                 $ 1.29   $ 1.17   $ 1.03   $ 1.10   $ 1.11
Number of accumulation units outstanding at end of period (000 omitted)                  18,107   16,041    8,646    3,493      141

MFS(R) UTILITIES SERIES - SERVICE CLASS (5/21/2002)
Accumulation unit value at beginning of period                                           $ 1.17   $ 0.87   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.50   $ 1.17   $ 0.87       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     242      149        5       --       --

OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (5/21/2002)
Accumulation unit value at beginning of period                                           $ 1.01   $ 0.78   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.06   $ 1.01   $ 0.78       --       --
Number of accumulation units outstanding at end of period (000 omitted)                   2,949    1,137      163       --       --

OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (5/21/2002)
Accumulation unit value at beginning of period                                           $ 1.08   $ 0.77   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.27   $ 1.08   $ 0.77       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     732      620       56       --       --

OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES (5/21/2002)
Accumulation unit value at beginning of period                                           $ 1.17   $ 0.96   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.26   $ 1.17   $ 0.96       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     843      617       76       --       --

OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (5/21/2002)
Accumulation unit value at beginning of period                                           $ 1.13   $ 0.79   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.33   $ 1.13   $ 0.79       --       --
Number of accumulation units outstanding at end of period (000 omitted)                   1,058      824       87       --       --

OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (5/21/2002)
Accumulation unit value at beginning of period                                           $ 1.19   $ 1.03   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.28   $ 1.19   $ 1.03       --       --
Number of accumulation units outstanding at end of period (000 omitted)                   4,666    2,419      148       --       --

PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (5/30/2000)
Accumulation unit value at beginning of period                                           $ 0.99   $ 0.79   $ 0.98   $ 1.07   $ 1.00
Accumulation unit value at end of period                                                 $ 1.08   $ 0.99   $ 0.79   $ 0.98   $ 1.07
Number of accumulation units outstanding at end of period (000 omitted)                   1,729    1,701    1,879    1,109       17

PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (8/30/2002)
Accumulation unit value at beginning of period                                           $ 1.14   $ 0.97   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.20   $ 1.14   $ 0.97       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     133      147        7       --       --

PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (5/21/2002)
Accumulation unit value at beginning of period                                           $ 1.01   $ 0.79   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.15   $ 1.01   $ 0.79       --       --
Number of accumulation units outstanding at end of period (000 omitted)                   2,012    1,723      544       --       --

PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND - CLASS IB SHARES (5/30/2000)
Accumulation unit value at beginning of period                                           $ 0.60   $ 0.45   $ 0.53   $ 0.76   $ 1.00
Accumulation unit value at end of period                                                 $ 0.67   $ 0.60   $ 0.45   $ 0.53   $ 0.76
Number of accumulation units outstanding at end of period (000 omitted)                   1,200    1,252    1,444    1,359      155

PUTNAM VT RESEARCH FUND - CLASS IB SHARES (5/21/2002)
Accumulation unit value at beginning of period                                           $ 1.00   $ 0.81   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.06   $ 1.00   $ 0.81       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     164      173        7       --       --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                       2004     2003     2002     2001     2000
-----------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (4/30/2004)
Accumulation unit value at beginning of period                                           $ 1.00       --       --       --       --
Accumulation unit value at end of period                                                 $ 1.19       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                       5       --       --       --       --

PUTNAM VT VISTA FUND - CLASS IB SHARES (5/30/2000)
Accumulation unit value at beginning of period                                           $ 0.54   $ 0.41   $ 0.60   $ 0.92   $ 1.00
Accumulation unit value at end of period                                                 $ 0.63   $ 0.54   $ 0.41   $ 0.60   $ 0.92
Number of accumulation units outstanding at end of period (000 omitted)                   2,468    3,036    3,391    7,086      487

STI CLASSIC VARIABLE TRUST CAPITAL APPRECIATION FUND (1/29/2003)
Accumulation unit value at beginning of period                                           $ 1.20   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.27   $ 1.20       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     461      190       --       --       --

STI CLASSIC VARIABLE TRUST GROWTH AND INCOME FUND (1/29/2003)
Accumulation unit value at beginning of period                                           $ 1.28   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.45   $ 1.28       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      21        2       --       --       --

STI CLASSIC VARIABLE TRUST INTERNATIONAL EQUITY FUND (1/29/2003)
Accumulation unit value at beginning of period                                           $ 1.43   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.68   $ 1.43       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      --       --       --       --       --

STI CLASSIC VARIABLE TRUST INVESTMENT GRADE BOND FUND (1/29/2003)
Accumulation unit value at beginning of period                                           $ 1.01   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.04   $ 1.01       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                       6        6       --       --       --

STI CLASSIC VARIABLE TRUST MID-CAP EQUITY FUND (1/29/2003)
Accumulation unit value at beginning of period                                           $ 1.31   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.51   $ 1.31       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      22        7       --       --       --

STI CLASSIC VARIABLE TRUST SMALL CAP VALUE EQUITY FUND (1/29/2003)
Accumulation unit value at beginning of period                                           $ 1.40   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.72   $ 1.40       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     277       26       --       --       --

STI CLASSIC VARIABLE TRUST VALUE INCOME STOCK FUND (1/29/2003)
Accumulation unit value at beginning of period                                           $ 1.26   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.43   $ 1.26       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      95       78       --       --       --

VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO CLASS II SHARES (8/30/2002)
Accumulation unit value at beginning of period                                           $ 1.26   $ 0.98   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.47   $ 1.26   $ 0.98       --       --
Number of accumulation units outstanding at end of period (000 omitted)                   4,515      914      169       --       --

VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO CLASS II SHARES (8/30/2002)
Accumulation unit value at beginning of period                                           $ 1.21   $ 0.96   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.36   $ 1.21   $ 0.96       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     499      282       74       --       --

VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO CLASS I SHARES (8/30/2002)
Accumulation unit value at beginning of period                                           $ 1.30   $ 0.96   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.75   $ 1.30   $ 0.96       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     141       91        1       --       --

VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO CLASS II SHARES (4/30/2004)
Accumulation unit value at beginning of period                                           $ 1.00       --       --       --       --
Accumulation unit value at end of period                                                 $ 1.38       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     147       --       --       --       --

WANGER INTERNATIONAL SMALL CAP (4/30/2004)
Accumulation unit value at beginning of period                                           $ 1.00       --       --       --       --
Accumulation unit value at end of period                                                 $ 1.20       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     853       --       --       --       --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                       2004     2003     2002     2001     2000
-----------------------------------------------------------------------------------------------------------------------------------
WANGER U.S. SMALLER COMPANIES (4/30/2004)
Accumulation unit value at beginning of period                                           $ 1.00       --       --       --       --
Accumulation unit value at end of period                                                 $ 1.16       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     915       --       --       --       --

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUND (4/30/2004)
Accumulation unit value at beginning of period                                           $ 1.00       --       --       --       --
Accumulation unit value at end of period                                                 $ 1.08       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      --       --       --       --       --

WELLS FARGO ADVANTAGE EQUITY INCOME FUND (4/30/2004)
Accumulation unit value at beginning of period                                           $ 1.00       --       --       --       --
Accumulation unit value at end of period                                                 $ 1.08       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      47       --       --       --       --

WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE FUND (4/30/2004)
(PREVIOUSLY WELLS FARGO VT EQUITY VALUE FUND)
Accumulation unit value at beginning of period                                           $ 1.00       --       --       --       --
Accumulation unit value at end of period                                                 $ 1.08       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      --       --       --       --       --

WELLS FARGO ADVANTAGE LARGE COMPANY CORE FUND (4/30/2004)
(PREVIOUSLY WELLS FARGO VT GROWTH FUND)
Accumulation unit value at beginning of period                                           $ 1.00       --       --       --       --
Accumulation unit value at end of period                                                 $ 1.06       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      --       --       --       --       --

WELLS FARGO ADVANTAGE INTERNATIONAL CORE FUND (4/30/2004)
(PREVIOUSLY WELLS FARGO VT INTERNATIONAL EQUITY FUND)
Accumulation unit value at beginning of period                                           $ 1.00       --       --       --       --
Accumulation unit value at end of period                                                 $ 1.11       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      --       --       --       --       --

WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH FUND (4/30/2004)
Accumulation unit value at beginning of period                                           $ 1.00       --       --       --       --
Accumulation unit value at end of period                                                 $ 1.03       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      43       --       --       --       --

WELLS FARGO ADVANTAGE MONEY MARKET FUND (4/30/2004)
Accumulation unit value at beginning of period                                           $ 1.00       --       --       --       --
Accumulation unit value at end of period                                                 $ 1.00       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      --       --       --       --       --

WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND (4/30/2004)
Accumulation unit value at beginning of period                                           $ 1.00       --       --       --       --
Accumulation unit value at end of period                                                 $ 1.06       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      --       --       --       --       --

WELLS FARGO ADVANTAGE TOTAL RETURN BOND FUND (4/30/2004)
Accumulation unit value at beginning of period                                           $ 1.00       --       --       --       --
Accumulation unit value at end of period                                                 $ 1.03       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      65       --       --       --       --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.

YEAR ENDED DEC. 31,                                   2004    2003    2002    2001    2000    1999    1998    1997    1996    1995
-----------------------------------------------------------------------------------------------------------------------------------
AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (2/21/1995)
Accumulation unit value at beginning of period       $ 1.25  $ 1.26  $ 1.26  $ 1.24  $ 1.18  $ 1.15  $ 1.11  $ 1.07  $ 1.03  $ 1.00
Accumulation unit value at end of period             $ 1.24  $ 1.25  $ 1.26  $ 1.26  $ 1.24  $ 1.18  $ 1.15  $ 1.11  $ 1.07  $ 1.03
Number of accumulation units outstanding
at end of period (000 omitted)                        7,059   5,254   8,572   8,409   4,421     941     749     231     241     132

AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (2/21/1995)
Accumulation unit value at beginning of period       $ 1.58  $ 1.53  $ 1.47  $ 1.38  $ 1.33  $ 1.33  $ 1.33  $ 1.24  $ 1.17  $ 1.00
Accumulation unit value at end of period             $ 1.62  $ 1.58  $ 1.53  $ 1.47  $ 1.38  $ 1.33  $ 1.33  $ 1.33  $ 1.24  $ 1.17
Number of accumulation units outstanding
at end of period (000 omitted)                        9,515   7,119   7,272   8,923   9,498   8,127   5,689   2,544   1,377     414

AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (5/2/2000)
Accumulation unit value at beginning of period       $ 1.12  $ 0.80  $ 1.01  $ 1.00  $ 1.00      --      --      --      --      --
Accumulation unit value at end of period             $ 1.31  $ 1.12  $ 0.80  $ 1.01  $ 1.00      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                          451     276     182     147      16      --      --      --      --      --

AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (3/3/2000)
Accumulation unit value at beginning of period       $ 1.21  $ 0.87  $ 1.09  $ 1.08  $ 1.00      --      --      --      --      --
Accumulation unit value at end of period             $ 1.41  $ 1.21  $ 0.87  $ 1.09  $ 1.08      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                        1,026     605     238     115       7      --      --      --      --      --

AXP(R) VARIABLE PORTFOLIO - EQUITY SELECT FUND (8/30/2002)
Accumulation unit value at beginning of period       $ 1.23  $ 1.02  $ 1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period             $ 1.32  $ 1.23  $ 1.02      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                          159      29      --      --      --      --      --      --      --      --

AXP(R) VARIABLE PORTFOLIO - GROWTH FUND (5/2/2000)
Accumulation unit value at beginning of period       $ 0.44  $ 0.37  $ 0.50  $ 0.74  $ 1.00      --      --      --      --      --
Accumulation unit value at end of period             $ 0.47  $ 0.44  $ 0.37  $ 0.50  $ 0.74      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                          471     499     270     228     200      --      --      --      --      --

AXP(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (8/26/1999)
Accumulation unit value at beginning of period       $ 1.05  $ 0.85  $ 0.93  $ 0.90  $ 1.00  $ 1.00      --      --      --      --
Accumulation unit value at end of period             $ 1.16  $ 1.05  $ 0.85  $ 0.93  $ 0.90  $ 1.00      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                        3,074   2,699   2,403   5,449     556       8      --      --      --      --

AXP(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND* (2/21/1995)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - CAPITAL RESOURCE FUND)
Accumulation unit value at beginning of period       $ 1.50  $ 1.18  $ 1.53  $ 1.89  $ 2.33  $ 1.91  $ 1.56  $ 1.27  $ 1.20  $ 1.00
Accumulation unit value at end of period             $ 1.56  $ 1.50  $ 1.18  $ 1.53  $ 1.89  $ 2.33  $ 1.91  $ 1.56  $ 1.27  $ 1.20
Number of accumulation units outstanding
at end of period (000 omitted)                        4,708   4,663   5,116   6,019   6,358   5,864   5,163   3,813   2,350     818
* AXP(R) VARIABLE PORTFOLIO - BLUE CHIP ADVANTAGE FUND MERGED INTO AXP(R)
VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND ON JULY 9, 2004.

AXP(R) VARIABLE PORTFOLIO - MANAGED FUND (2/21/1995)
Accumulation unit value at beginning of period       $ 1.79  $ 1.51  $ 1.76  $ 1.99  $ 2.07  $ 1.83  $ 1.60  $ 1.36  $ 1.18  $ 1.00
Accumulation unit value at end of period             $ 1.93  $ 1.79  $ 1.51  $ 1.76  $ 1.99  $ 2.07  $ 1.83  $ 1.60  $ 1.36  $ 1.18
Number of accumulation units outstanding
at end of period (000 omitted)                        4,136   5,043   5,336   6,404   6,779   5,985   4,684   2,944   1,546     589

AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R) (10/29/1997)
Accumulation unit value at beginning of period       $ 1.20  $ 0.98  $ 1.27  $ 1.54  $ 1.72  $ 1.32  $ 1.05  $ 1.00      --      --
Accumulation unit value at end of period             $ 1.22  $ 1.20  $ 0.98  $ 1.27  $ 1.54  $ 1.72  $ 1.32  $ 1.05      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                        4,250   4,512   3,938   4,237   3,717   2,141   1,108      69      --      --

AXP(R) VARIABLE PORTFOLIO - PARTNERS SELECT VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period       $ 1.00      --      --      --      --      --      --      --      --      --
Accumulation unit value at end of period             $ 1.10      --      --      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                           --      --      --      --      --      --      --      --      --      --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                   2004    2003    2002    2001    2000    1999    1998    1997    1996    1995
-----------------------------------------------------------------------------------------------------------------------------------
AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (5/1/2002)
Accumulation unit value at beginning of period       $ 1.07  $ 0.79  $ 1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period             $ 1.27  $ 1.07  $ 0.79      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                          692     192      35      --      --      --      --      --      --      --

AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (1/29/2003)
Accumulation unit value at beginning of period       $ 1.29  $ 1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period             $ 1.41  $ 1.29      --      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                          223     175      --      --      --      --      --      --      --      --

AXP(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (5/2/2000)
Accumulation unit value at beginning of period       $ 1.16  $ 1.16  $ 1.11  $ 1.06  $ 1.00      --      --      --      --      --
Accumulation unit value at end of period             $ 1.16  $ 1.16  $ 1.16  $ 1.11  $ 1.06      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                          521     466     520     259      76      --      --      --      --      --

AXP(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (3/3/2000)
Accumulation unit value at beginning of period       $ 1.16  $ 1.16  $ 1.11  $ 1.06  $ 1.00      --      --      --      --      --
Accumulation unit value at end of period             $ 1.15  $ 1.16  $ 1.16  $ 1.11  $ 1.06      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                        2,330   1,256     248     117      39      --      --      --      --      --

AXP(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND (5/2/2000)
Accumulation unit value at beginning of period       $ 1.09  $ 0.74  $ 0.91  $ 0.99  $ 1.00      --      --      --      --      --
Accumulation unit value at end of period             $ 1.27  $ 1.09  $ 0.74  $ 0.91  $ 0.99      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                           89     178      69      66      20      --      --      --      --      --

AXP(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND (3/3/2000)
Accumulation unit value at beginning of period       $ 0.99  $ 0.68  $ 0.83  $ 0.90  $ 1.00      --      --      --      --      --
Accumulation unit value at end of period             $ 1.15  $ 0.99  $ 0.68  $ 0.83  $ 0.90      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                          274     197     173      89      16      --      --      --      --      --

AXP(R) VARIABLE PORTFOLIO - STRATEGY AGGRESSIVE FUND (2/21/1995)
Accumulation unit value at beginning of period       $ 1.25  $ 0.99  $ 1.47  $ 2.22  $ 2.78  $ 1.65  $ 1.63  $ 1.47  $ 1.28  $ 1.00
Accumulation unit value at end of period             $ 1.35  $ 1.25  $ 0.99  $ 1.47  $ 2.22  $ 2.78  $ 1.65  $ 1.63  $ 1.47  $ 1.28
Number of accumulation units outstanding
at end of period (000 omitted)                        3,194   3,701   4,011   4,343   3,856   3,961   3,453   2,434   1,324     473

AXP(R) VARIABLE PORTFOLIO - THREADNEEDLE EMERGING MARKETS FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND)
Accumulation unit value at beginning of period       $ 1.00      --      --      --      --      --      --      --      --      --
Accumulation unit value at end of period             $ 1.17      --      --      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                          198      --      --      --      --      --      --      --      --      --

AXP(R) VARIABLE PORTFOLIO - THREADNEEDLE INTERNATIONAL FUND (2/21/1995)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - INTERNATIONAL FUND)
Accumulation unit value at beginning of period       $ 1.11  $ 0.88  $ 1.09  $ 1.55  $ 2.09  $ 1.46  $ 1.28  $ 1.26  $ 1.17  $ 1.00
Accumulation unit value at end of period             $ 1.28  $ 1.11  $ 0.88  $ 1.09  $ 1.55  $ 2.09  $ 1.46  $ 1.28  $ 1.26  $ 1.17
Number of accumulation units outstanding
at end of period (000 omitted)                        1,736   2,080   2,254   2,733   2,637   2,510   2,181   1,413     675     220

AIM V.I. BASIC VALUE FUND, SERIES II SHARES (7/31/2002)
Accumulation unit value at beginning of period       $ 1.25  $ 0.95  $ 1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period$1.37        $ 1.25  $ 0.95              --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                          898     614      11      --      --      --      --      --      --      --

AIM V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES (8/26/1999)
Accumulation unit value at beginning of period       $ 0.91  $ 0.71  $ 0.95  $ 1.26  $ 1.43  $ 1.00      --      --      --      --
Accumulation unit value at end of period             $ 0.95  $ 0.91  $ 0.71  $ 0.95  $ 1.26  $ 1.43      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                        2,822   2,936   3,287   4,269   3,037      57      --      --      --      --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                   2004    2003    2002    2001    2000    1999    1998    1997    1996    1995
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (3/1/2002)
Accumulation unit value at beginning of period       $ 1.01  $ 0.79  $ 1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period             $ 1.06  $ 1.01  $ 0.79      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                          212      71      --      --      --      --      --      --      --      --

AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES I SHARES (9/22/1999)
Accumulation unit value at beginning of period       $ 1.28  $ 0.96  $ 1.23  $ 1.36  $ 1.26  $ 1.00      --      --      --      --
Accumulation unit value at end of period             $ 1.45  $ 1.28  $ 0.96  $ 1.23  $ 1.36  $ 1.26      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                          610     634     620     592     480       1      --      --      --      --

AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (8/30/2002)
Accumulation unit value at beginning of period       $ 1.25  $ 0.94  $ 1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period             $ 1.43  $ 1.25  $ 0.94      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                          109      86      --      --      --      --      --      --      --      --

AIM V.I. CORE EQUITY FUND, SERIES I SHARES (10/30/1997)
Accumulation unit value at beginning of period       $ 1.13  $ 0.92  $ 1.10  $ 1.45  $ 1.72  $ 1.30  $ 1.03  $ 1.00      --      --
Accumulation unit value at end of period             $ 1.21  $ 1.13  $ 0.92  $ 1.10  $ 1.45  $ 1.72  $ 1.30  $ 1.03      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                        4,188   4,903   5,619   6,927   7,597   5,343   2,495      69      --      --

AIM V.I. INTERNATIONAL GROWTH FUND, SERIES I SHARES (10/30/1997)
Accumulation unit value at beginning of period       $ 1.03  $ 0.81  $ 0.97  $ 1.29  $ 1.77  $ 1.16  $ 1.02  $ 1.00      --      --
Accumulation unit value at end of period             $ 1.26  $ 1.03  $ 0.81  $ 0.97  $ 1.29  $ 1.77  $ 1.16  $ 1.02      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                        2,223   2,748   2,968   3,616   3,510   3,074     866      57      --      --

AIM V.I. PREMIER EQUITY FUND, SERIES I SHARES (10/30/1997)
Accumulation unit value at beginning of period       $ 1.06  $ 0.86  $ 1.25  $ 1.45  $ 1.72  $ 1.34  $ 1.03  $ 1.00      --      --
Accumulation unit value at end of period             $ 1.10  $ 1.06  $ 0.86  $ 1.25  $ 1.45  $ 1.72  $ 1.34  $ 1.03      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                        7,985   9,246  10,223  11,706  11,388   5,638   1,779      66      --      --

AIM V.I. PREMIER EQUITY FUND, SERIES II SHARES (3/1/2002)
Accumulation unit value at beginning of period       $ 0.91  $ 0.74  $ 1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period             $ 0.95  $ 0.91  $ 0.74      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                           46      26      --      --      --      --      --      --      --      --

ALLIANCEBERNSTEIN VP GROWTH AND INCOME PORTFOLIO (CLASS B) (8/30/2002)
Accumulation unit value at beginning of period       $ 1.24  $ 0.95  $ 1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period             $ 1.36  $ 1.24  $ 0.95      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                          363     215       2      --      --      --      --      --      --      --

ALLIANCEBERNSTEIN VP INTERNATIONAL VALUE PORTFOLIO (CLASS B) (4/30/2004)
Accumulation unit value at beginning of period       $ 1.00      --      --      --      --      --      --      --      --      --
Accumulation unit value at end of period             $ 1.20      --      --      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                          303      --      --      --      --      --      --      --      --      --

ALLIANCEBERNSTEIN VP LARGE CAP GROWTH PORTFOLIO (CLASS B) (9/22/1999)
(PREVIOUSLY ALLIANCEBERNSTEIN VP PREMIER GROWTH PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period       $ 0.65  $ 0.54  $ 0.79  $ 0.96  $ 1.17  $ 1.00      --      --      --      --
Accumulation unit value at end of period             $ 0.70  $ 0.65  $ 0.54  $ 0.79  $ 0.96  $ 1.17      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                        2,021   2,140   2,312   2,574   3,368      56      --      --      --      --

ALLIANCEBERNSTEIN VP GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (9/22/1999)
(PREVIOUSLY ALLIANCEBERNSTEIN VP TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period       $ 0.65  $ 0.46  $ 0.79  $ 1.08  $ 1.40  $ 1.00      --      --      --      --
Accumulation unit value at end of period             $ 0.67  $ 0.65  $ 0.46  $ 0.79  $ 1.08  $ 1.40      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                        1,283   1,451   1,387   1,958   2,278     105      --      --      --      --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                   2004    2003    2002    2001    2000    1999    1998    1997    1996    1995
-----------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VP TOTAL RETURN PORTFOLIO (CLASS B) (1/29/2003)
Accumulation unit value at beginning of period       $ 1.15  $ 1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period             $ 1.24  $ 1.15      --      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                           53       8      --      --      --      --      --      --      --      --

ALLIANCEBERNSTEIN VP U.S. GOVERNMENT/HIGH GRADE SECURITIES PORTFOLIO (CLASS B) (9/22/1999)
Accumulation unit value at beginning of period       $ 1.25  $ 1.23  $ 1.16  $ 1.09  $ 1.00  $ 1.00      --      --      --      --
Accumulation unit value at end of period             $ 1.28  $ 1.25  $ 1.23  $ 1.16  $ 1.09  $ 1.00      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                        1,347   1,392   1,554   1,282     743       7      --      --      --      --

AMERICAN CENTURY(R) VP INCOME & GROWTH, CLASS I (10/5/1998)
Accumulation unit value at beginning of period       $ 1.18  $ 0.92  $ 1.16  $ 1.28  $ 1.46  $ 1.25  $ 1.00      --      --      --
Accumulation unit value at end of period             $ 1.31  $ 1.18  $ 0.92  $ 1.16  $ 1.28  $ 1.46  $ 1.25      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                        1,530   1,720   1,915   2,134   2,294   1,834     137      --      --      --

AMERICAN CENTURY(R) VP INFLATION PROTECTION, CLASS II (4/30/2004)
Accumulation unit value at beginning of period       $ 1.00      --      --      --      --      --      --      --      --      --
Accumulation unit value at end of period             $ 1.05      --      --      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                          474      --      --      --      --      --      --      --      --      --

AMERICAN CENTURY(R) VP VALUE, CLASS I (10/5/1998)
Accumulation unit value at beginning of period       $ 1.56  $ 1.23  $ 1.42  $ 1.28  $ 1.10  $ 1.12  $ 1.00      --      --      --
Accumulation unit value at end of period             $ 1.76  $ 1.56  $ 1.23  $ 1.42  $ 1.28  $ 1.10  $ 1.12      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                        1,163   1,280   1,440   1,719   1,929   1,252     157      --      --      --

AMERICAN CENTURY(R) VP VALUE, CLASS II (4/30/2004)
Accumulation unit value at beginning of period       $ 1.00      --      --      --      --      --      --      --      --      --
Accumulation unit value at end of period             $ 1.09      --      --      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                            5      --      --      --      --      --      --      --      --      --

BARON CAPITAL ASSET FUND - INSURANCE SHARES (9/22/1999)
Accumulation unit value at beginning of period       $ 1.37  $ 1.07  $ 1.27  $ 1.14  $ 1.19  $ 1.00      --      --      --      --
Accumulation unit value at end of period             $ 1.70  $ 1.37  $ 1.07  $ 1.27  $ 1.14  $ 1.19      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                          480     522     518     617   1,639      31      --      --      --      --

CREDIT SUISSE TRUST - MID-CAP GROWTH PORTFOLIO (9/22/1999)
Accumulation unit value at beginning of period       $ 1.04  $ 0.73  $ 1.05  $ 1.28  $ 1.31  $ 1.00      --      --      --      --
Accumulation unit value at end of period             $ 1.16  $ 1.04  $ 0.73  $ 1.05  $ 1.28  $ 1.31      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                           54      97      73     125     795       6      --      --      --      --

DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARE CLASS (4/30/2004)
Accumulation unit value at beginning of period       $ 1.00      --      --      --      --      --      --      --      --      --
Accumulation unit value at end of period             $ 1.03      --      --      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                           80      --      --      --      --      --      --      --      --      --

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC  - INITIAL SHARE CLASS (8/26/1999)
Accumulation unit value at beginning of period       $ 0.72  $ 0.58  $ 0.82  $ 1.08  $ 1.23  $ 1.00      --      --      --      --
Accumulation unit value at end of period             $ 0.75  $ 0.72  $ 0.58  $ 0.82  $ 1.08  $ 1.23      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                          461     433     431     434     423     123      --      --      --      --

DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARE CLASS (4/30/2004)
Accumulation unit value at beginning of period       $ 1.00      --      --      --      --      --      --      --      --      --
Accumulation unit value at end of period             $ 1.03      --      --      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                           33      --      --      --      --      --      --      --      --      --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                   2004    2003    2002    2001    2000    1999    1998    1997    1996    1995
-----------------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND DISCIPLINED STOCK PORTFOLIO, INITIAL SHARE CLASS (8/26/1999)
Accumulation unit value at beginning of period       $ 0.81  $ 0.66  $ 0.87  $ 1.02  $ 1.13  $ 1.00      --      --      --      --
Accumulation unit value at end of period             $ 0.86  $ 0.81  $ 0.66  $ 0.87  $ 1.02  $ 1.13      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                          428     588     666     725     843     135      --      --      --      --

DREYFUS VARIABLE INVESTMENT FUND SMALL COMPANY STOCK PORTFOLIO, INITIAL SHARE CLASS (8/26/1999)
Accumulation unit value at beginning of period       $ 1.32  $ 0.94  $ 1.19  $ 1.22  $ 1.14  $ 1.00      --      --      --      --
Accumulation unit value at end of period             $ 1.55  $ 1.32  $ 0.94  $ 1.19  $ 1.22  $ 1.14      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                           17      18      20      20      20       1      --      --      --      --

EVERGREEN VA BALANCED FUND - CLASS 2 (7/31/2002)
(PREVIOUSLY EVERGREEN VA FOUNDATION FUND - CLASS 2)
Accumulation unit value at beginning of period       $ 1.14  $ 1.00  $ 1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period             $ 1.19  $ 1.14  $ 1.00      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                          103      76      --      --      --      --      --      --      --      --

EVERGREEN VA CORE BOND FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period       $ 1.06  $ 1.04  $ 1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period             $ 1.08  $ 1.06  $ 1.04      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                        2,284   1,363     106      --      --      --      --      --      --      --

EVERGREEN VA FUND - CLASS 2* (8/30/2002)
Accumulation unit value at beginning of period       $ 1.19  $ 0.96  $ 1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period             $ 1.27  $ 1.19  $ 0.96      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                          448     372      --      --      --      --      --      --      --      --
* EVERGREEN VA FUND - CLASS 2 MERGED INTO EVERGREEN VA FUNDAMENTAL LARGE CAP
FUND - CLASS 2 ON APRIL 15, 2005.

EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2* (8/30/2002)
(PREVIOUSLY EVERGREEN VA GROWTH AND INCOME FUND - CLASS 2)
Accumulation unit value at beginning of period       $ 1.23  $ 0.96  $ 1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period             $ 1.32  $ 1.23  $ 0.96      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                          624     458      --      --      --      --      --      --      --      --
* EVERGREEN VA FUND - CLASS 2 MERGED INTO EVERGREEN VA FUNDAMENTAL LARGE CAP
FUND - CLASS 2 ON APRIL 15, 2005.

EVERGREEN VA GROWTH FUND - CLASS 2* (7/31/2002)
Accumulation unit value at beginning of period       $ 1.35  $ 0.99  $ 1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period             $ 1.51  $ 1.35  $ 0.99      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                          205     138       4      --      --      --      --      --      --      --
* EVERGREEN VA SPECIAL EQUITY FUND - CLASS 2 MERGED INTO EVERGREEN VA GROWTH
FUND - CLASS 2 ON APRIL 15, 2005.

EVERGREEN VA HIGH INCOME FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period       $ 1.21  $ 1.04  $ 1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period             $ 1.29  $ 1.21  $ 1.04      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                          952     751     103      --      --      --      --      --      --      --

EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period       $ 1.20  $ 0.93  $ 1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period             $ 1.41  $ 1.20  $ 0.93      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                          663     493      12      --      --      --      --      --      --      --

EVERGREEN VA OMEGA FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period       $ 1.33  $ 0.96  $ 1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period             $ 1.40  $ 1.33  $ 0.96      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                          580     441      13      --      --      --      --      --      --      --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                   2004    2003    2002    2001    2000    1999    1998    1997    1996    1995
-----------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA SPECIAL EQUITY FUND - CLASS 2* (8/30/2002)
Accumulation unit value at beginning of period       $ 1.44  $ 0.96  $ 1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period$1.49        $ 1.44  $ 0.96              --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                           76      55      --      --      --      --      --      --      --      --
* EVERGREEN VA SPECIAL EQUITY FUND - CLASS 2 MERGED INTO EVERGREEN VA GROWTH
FUND - CLASS 2 ON APRIL 15, 2005.

EVERGREEN VA SPECIAL VALUES FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period       $ 1.21  $ 0.95  $ 1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period             $ 1.44  $ 1.21  $ 0.95      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                        1,273     460       7      --      --      --      --      --      --      --

EVERGREEN VA STRATEGIC INCOME FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period       $ 1.24  $ 1.08  $ 1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period             $ 1.33  $ 1.24  $ 1.08      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                        2,479     927       4      --      --      --      --      --      --      --

FIDELITY(R) VIP BALANCED PORTFOLIO SERVICE CLASS 2 (3/1/2002)
Accumulation unit value at beginning of period       $ 1.06  $ 0.91  $ 1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period             $ 1.10  $ 1.06  $ 0.91      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                           46      13      --      --      --      --      --      --      --      --

FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (8/30/2002)
Accumulation unit value at beginning of period       $ 1.23  $ 0.97  $ 1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period             $ 1.39  $ 1.23  $ 0.97      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                        3,099   1,289       8      --      --      --      --      --      --      --

FIDELITY(R) VIP DYNAMIC CAPITAL APPRECIATION PORTFOLIO SERVICE CLASS 2 (5/1/2001)
Accumulation unit value at beginning of period       $ 1.07  $ 0.87  $ 0.95  $ 1.00      --      --      --      --      --      --
Accumulation unit value at end of period             $ 1.07  $ 1.07  $ 0.87  $ 0.95      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                           75      59       7       1      --      --      --      --      --      --

FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS (9/22/1999)
Accumulation unit value at beginning of period       $ 0.90  $ 0.74  $ 0.90  $ 1.00  $ 1.05  $ 1.00      --      --      --      --
Accumulation unit value at end of period             $ 0.94  $ 0.90  $ 0.74  $ 0.90  $ 1.00  $ 1.05      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                        1,820   1,884   1,684   1,678   1,383      71      --      --      --      --

FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2 (3/1/2002)
Accumulation unit value at beginning of period       $ 1.02  $ 0.85  $ 1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period             $ 1.06  $ 1.02  $ 0.85      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                          299       1      --      --      --      --      --      --      --      --

FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (3/1/2002)
Accumulation unit value at beginning of period       $ 0.95  $ 0.73  $ 1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period             $ 0.97  $ 0.95  $ 0.73      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                          882     256      14      --      --      --      --      --      --      --

FIDELITY(R) VIP HIGH INCOME PORTFOLIO SERVICE CLASS 2 (5/1/2001)
Accumulation unit value at beginning of period       $ 1.16  $ 0.93  $ 0.91  $ 1.00      --      --      --      --      --      --
Accumulation unit value at end of period             $ 1.25  $ 1.16  $ 0.93  $ 0.91      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                          190     108      24       3      --      --      --      --      --      --

FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS (9/22/1999)
Accumulation unit value at beginning of period       $ 1.90  $ 1.39  $ 1.56  $ 1.64  $ 1.24  $ 1.00      --      --      --      --
Accumulation unit value at end of period             $ 2.33  $ 1.90  $ 1.39  $ 1.56  $ 1.64  $ 1.24      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                        1,964   2,236   2,384   2,142   2,714      44      --      --      --      --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                   2004    2003    2002    2001    2000    1999    1998    1997    1996    1995
-----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (5/1/2001)
Accumulation unit value at beginning of period       $ 1.29  $ 0.94  $ 1.06  $ 1.00      --      --      --      --      --      --
Accumulation unit value at end of period             $ 1.58  $ 1.29  $ 0.94  $ 1.06      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                        1,901   1,151     250      94      --      --      --      --      --      --

FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS (9/22/1999)
Accumulation unit value at beginning of period       $ 0.85  $ 0.60  $ 0.76  $ 0.98  $ 1.23  $ 1.00      --      --      --      --
Accumulation unit value at end of period             $ 0.95  $ 0.85  $ 0.60  $ 0.76  $ 0.98  $ 1.23      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                          499     510     568     529     516      33      --      --      --      --

FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period       $ 1.46  $ 1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period             $ 1.63  $ 1.46      --      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                          193       1      --      --      --      --      --      --      --      --

FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (3/3/2000)
Accumulation unit value at beginning of period       $ 1.26  $ 0.97  $ 0.99  $ 0.99  $ 1.00      --      --      --      --      --
Accumulation unit value at end of period             $ 1.41  $ 1.26  $ 0.97  $ 0.99  $ 0.99      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                        1,054     597     224     101      34      --      --      --      --      --

FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2 (9/22/1999)
Accumulation unit value at beginning of period       $ 1.80  $ 1.34  $ 1.33  $ 1.25  $ 0.97  $ 1.00      --      --      --      --
Accumulation unit value at end of period             $ 2.34  $ 1.80  $ 1.34  $ 1.33  $ 1.25  $ 0.97      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                          760     676     542     325     202       1      --      --      --      --

FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (3/3/2000)
(PREVIOUSLY FTVIPT FRANKLIN SMALL CAP FUND - CLASS 2)
Accumulation unit value at beginning of period       $ 0.48  $ 0.36  $ 0.51  $ 0.61  $ 1.00      --      --      --      --      --
Accumulation unit value at end of period             $ 0.53  $ 0.48  $ 0.36  $ 0.51  $ 0.61      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                        2,279   1,928     967     723     260      --      --      --      --      --

FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (3/1/2002)
Accumulation unit value at beginning of period       $ 1.14  $ 0.88  $ 1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period             $ 1.40  $ 1.14  $ 0.88      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                          749     442      55      --      --      --      --      --      --      --

FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (9/22/1999)
Accumulation unit value at beginning of period       $ 1.32  $ 1.07  $ 1.23  $ 1.17  $ 1.05  $ 1.00      --      --      --      --
Accumulation unit value at end of period             $ 1.47  $ 1.32  $ 1.07  $ 1.23  $ 1.17  $ 1.05      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                       11,643   4,692     966     546     170      31      --      --      --      --

FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (3/1/2002)
Accumulation unit value at beginning of period       $ 1.09  $ 0.84  $ 1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period             $ 1.28  $ 1.09  $ 0.84      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                        1,200   1,018     286      --      --      --      --      --      --      --

FTVIPT TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period       $ 1.00      --      --      --      --      --      --      --      --      --
Accumulation unit value at end of period             $ 1.16      --      --      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                          196      --      --      --      --      --      --      --      --      --

GOLDMAN SACHS VIT CAPITAL GROWTH FUND (9/22/1999)
Accumulation unit value at beginning of period       $ 0.81  $ 0.66  $ 0.88  $ 1.05  $ 1.16  $ 1.00      --      --      --      --
Accumulation unit value at end of period             $ 0.87  $ 0.81  $ 0.66  $ 0.88  $ 1.05  $ 1.16      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                          462     442     462     626     613     226      --      --      --      --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                   2004    2003    2002    2001    2000    1999    1998    1997    1996    1995
-----------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT CORE(SM) U.S. EQUITY FUND (9/22/1999)
Accumulation unit value at beginning of period       $ 0.85  $ 0.67  $ 0.87  $ 1.00  $ 1.12  $ 1.00      --      --      --      --
Accumulation unit value at end of period             $ 0.97  $ 0.85  $ 0.67  $ 0.87  $ 1.00  $ 1.12      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                        1,430   1,449   1,109   1,183   1,247     480      --      --      --      --

GOLDMAN SACHS VIT INTERNATIONAL EQUITY FUND (9/22/1999)
Accumulation unit value at beginning of period       $ 0.89  $ 0.67  $ 0.83  $ 1.08  $ 1.27  $ 1.00      --      --      --      --
Accumulation unit value at end of period             $ 1.00  $ 0.89  $ 0.67  $ 0.83  $ 1.08  $ 1.27      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                          137     125     113      84     195      30      --      --      --      --

GOLDMAN SACHS VIT MID CAP VALUE FUND (10/4/1999)
Accumulation unit value at beginning of period       $ 1.66  $ 1.31  $ 1.40  $ 1.26  $ 0.98  $ 1.00      --      --      --      --
Accumulation unit value at end of period             $ 2.06  $ 1.66  $ 1.31  $ 1.40  $ 1.26  $ 0.98      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                          591     432     423     280      64      79      --      --      --      --

JANUS ASPEN SERIES BALANCED PORTFOLIO: INSTITUTIONAL SHARES (10/30/1997)
Accumulation unit value at beginning of period       $ 1.59  $ 1.41  $ 1.53  $ 1.63  $ 1.69  $ 1.35  $ 1.02  $ 1.00      --      --
Accumulation unit value at end of period             $ 1.70  $ 1.59  $ 1.41  $ 1.53  $ 1.63  $ 1.69  $ 1.35  $ 1.02      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                        6,202   7,217   8,096   9,901  11,285   8,581   2,680      69      --      --

JANUS ASPEN SERIES GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES (5/2/2000)
Accumulation unit value at beginning of period       $ 0.35  $ 0.25  $ 0.42  $ 0.68  $ 1.00      --      --      --      --      --
Accumulation unit value at end of period             $ 0.35  $ 0.35  $ 0.25  $ 0.42  $ 0.68      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                          717     751     779     878     898      --      --      --      --      --

JANUS ASPEN SERIES LARGE CAP GROWTH PORTFOLIO: SERVICE SHARES (5/2/2000)
(PREVIOUSLY JANUS ASPEN SERIES GROWTH PORTFOLIO: SERVICE SHARES)
Accumulation unit value at beginning of period       $ 0.57  $ 0.44  $ 0.61  $ 0.82  $ 1.00      --      --      --      --      --
Accumulation unit value at end of period             $ 0.58  $ 0.57  $ 0.44  $ 0.61  $ 0.82      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                        1,862   2,188   2,583   3,385   2,472      --      --      --      --      --

JANUS ASPEN SERIES INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES (5/2/2000)
Accumulation unit value at beginning of period       $ 0.58  $ 0.44  $ 0.60  $ 0.80  $ 1.00      --      --      --      --      --
Accumulation unit value at end of period             $ 0.68  $ 0.58  $ 0.44  $ 0.60  $ 0.80      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                          951   2,119   1,323   1,719   1,304      --      --      --      --      --

JANUS ASPEN SERIES MID CAP GROWTH PORTFOLIO: SERVICE SHARES (5/2/2000)
Accumulation unit value at beginning of period       $ 0.39  $ 0.30  $ 0.42  $ 0.70  $ 1.00      --      --      --      --      --
Accumulation unit value at end of period             $ 0.47  $ 0.39  $ 0.30  $ 0.42  $ 0.70      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                        1,661   1,578   1,833   2,218   1,737      --      --      --      --      --

JANUS ASPEN SERIES WORLDWIDE GROWTH PORTFOLIO: INSTITUTIONAL SHARES (10/30/1997)
Accumulation unit value at beginning of period       $ 1.21  $ 0.99  $ 1.34  $ 1.76  $ 2.11  $ 1.30  $ 1.03  $ 1.00      --      --
Accumulation unit value at end of period             $ 1.25  $ 1.21  $ 0.99  $ 1.34  $ 1.76  $ 2.11  $ 1.30  $ 1.03      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                        3,304   3,909   4,305   5,322   5,746   3,751   1,721      62      --      --

JPMORGAN U.S. LARGE CAP CORE EQUITY PORTFOLIO (9/22/1999)
Accumulation unit value at beginning of period       $ 0.76  $ 0.60  $ 0.81  $ 0.94  $ 1.07  $ 1.00      --      --      --      --
Accumulation unit value at end of period             $ 0.82  $ 0.76  $ 0.60  $ 0.81  $ 0.94  $ 1.07      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                          786     826     719     700     673      51      --      --      --      --

LAZARD RETIREMENT EQUITY PORTFOLIO (9/22/1999)
Accumulation unit value at beginning of period       $ 0.92  $ 0.75  $ 0.91  $ 1.00  $ 1.01  $ 1.00      --      --      --      --
Accumulation unit value at end of period             $ 1.01  $ 0.92  $ 0.75  $ 0.91  $ 1.00  $ 1.01      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                          127     133     122     168     154       1      --      --      --      --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                   2004    2003    2002    2001    2000    1999    1998    1997    1996    1995
-----------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO (9/22/1999)
Accumulation unit value at beginning of period       $ 0.80  $ 0.63  $ 0.72  $ 0.96  $ 1.07  $ 1.00      --      --      --      --
Accumulation unit value at end of period             $ 0.91  $ 0.80  $ 0.63  $ 0.72  $ 0.96  $ 1.07      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                          147     133      79      82      62       1      --      --      --      --

MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (1/29/2003)
Accumulation unit value at beginning of period       $ 1.23  $ 1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period             $ 1.32  $ 1.23      --      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                          214      58      --      --      --      --      --      --      --      --

MFS(R) INVESTORS TRUST SERIES - INITIAL CLASS (3/3/2000)
Accumulation unit value at beginning of period       $ 0.79  $ 0.66  $ 0.84  $ 1.02  $ 1.00      --      --      --      --      --
Accumulation unit value at end of period             $ 0.87  $ 0.79  $ 0.66  $ 0.84  $ 1.02      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                          588     505     346     219      67      --      --      --      --      --

MFS(R) INVESTORS TRUST SERIES - SERVICE CLASS (3/1/2002)
Accumulation unit value at beginning of period       $ 0.96  $ 0.80  $ 1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period             $ 1.05  $ 0.96  $ 0.80      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                          189       5      --      --      --      --      --      --      --      --

MFS(R) NEW DISCOVERY SERIES - INITIAL CLASS (9/22/1999)
Accumulation unit value at beginning of period       $ 1.18  $ 0.89  $ 1.33  $ 1.42  $ 1.47  $ 1.00      --      --      --      --
Accumulation unit value at end of period             $ 1.24  $ 1.18  $ 0.89  $ 1.33  $ 1.42  $ 1.47      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                        1,044   1,301   1,252   1,506   2,229      64      --      --      --      --

MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (3/1/2002)
Accumulation unit value at beginning of period       $ 0.97  $ 0.73  $ 1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period             $ 1.01  $ 0.97  $ 0.73      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                          227     180      20      --      --      --      --      --      --      --

MFS(R) RESEARCH SERIES - INITIAL CLASS (9/22/1999)
Accumulation unit value at beginning of period       $ 0.77  $ 0.63  $ 0.85  $ 1.09  $ 1.16  $ 1.00      --      --      --      --
Accumulation unit value at end of period             $ 0.88  $ 0.77  $ 0.63  $ 0.85  $ 1.09  $ 1.16      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                        1,634   1,404   1,695   1,873   1,902     242      --      --      --      --

MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (3/1/2002)
Accumulation unit value at beginning of period       $ 1.06  $ 0.93  $ 1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period             $ 1.16  $ 1.06  $ 0.93      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                        3,221   1,510      11      --      --      --      --      --      --      --

MFS(R) UTILITIES SERIES - INITIAL CLASS (9/22/1999)
Accumulation unit value at beginning of period       $ 0.97  $ 0.72  $ 0.95  $ 1.27  $ 1.20  $ 1.00      --      --      --      --
Accumulation unit value at end of period             $ 1.24  $ 0.97  $ 0.72  $ 0.95  $ 1.27  $ 1.20      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                        1,935   1,996   2,205   2,550   1,939      30      --      --      --      --

MFS(R) UTILITIES SERIES - SERVICE CLASS (3/1/2002)
Accumulation unit value at beginning of period       $ 1.14  $ 0.85  $ 1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period             $ 1.46  $ 1.14  $ 0.85      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                           55      38       6      --      --      --      --      --      --      --

OPCAP EQUITY PORTFOLIO (10/30/1997)
Accumulation unit value at beginning of period       $ 1.17  $ 0.92  $ 1.19  $ 1.30  $ 1.20  $ 1.19  $ 1.07  $ 1.00      --      --
Accumulation unit value at end of period             $ 1.29  $ 1.17  $ 0.92  $ 1.19  $ 1.30  $ 1.20  $ 1.19  $ 1.07      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                        1,139   1,313   1,473   1,734   2,097   1,705   1,059      63      --      --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                   2004    2003    2002    2001    2000    1999    1998    1997    1996    1995
-----------------------------------------------------------------------------------------------------------------------------------
OPCAP MANAGED PORTFOLIO (2/21/1995)
Accumulation unit value at beginning of period       $ 2.08  $ 1.73  $ 2.12  $ 2.26  $ 2.09  $ 2.02  $ 1.91  $ 1.58  $ 1.31  $ 1.00
Accumulation unit value at end of period             $ 2.28  $ 2.08  $ 1.73  $ 2.12  $ 2.26  $ 2.09  $ 2.02  $ 1.91  $ 1.58  $ 1.31
Number of accumulation units outstanding
at end of period (000 omitted)                        2,613   3,074   3,505   4,419   5,334   5,792   5,686   4,134   2,462     436

OPCAP SMALL CAP PORTFOLIO (10/30/1997)
Accumulation unit value at beginning of period       $ 1.45  $ 1.03  $ 1.33  $ 1.25  $ 0.88  $ 0.91  $ 1.01  $ 1.00      --      --
Accumulation unit value at end of period             $ 1.68  $ 1.45  $ 1.03  $ 1.33  $ 1.25  $ 0.88  $ 0.91  $ 1.01      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                        1,781   2,149   2,331   2,776   3,515   2,984   1,413      87      --      --

OPCAP U.S. GOVERNMENT INCOME PORTFOLIO* (2/21/1995)
Accumulation unit value at beginning of period       $ 1.49  $ 1.49  $ 1.38  $ 1.31  $ 1.21  $ 1.24  $ 1.17  $ 1.10  $ 1.09  $ 1.00
Accumulation unit value at end of period             $ 1.49  $ 1.49  $ 1.49  $ 1.38  $ 1.31  $ 1.21  $ 1.24  $ 1.17  $ 1.10  $ 1.09
Number of accumulation units outstanding
at end of period (000 omitted)                        2,970   3,606   3,728   4,284   4,613   4,954   3,585   2,253   1,252     413
* OPCAP U.S. GOVERNMENT INCOME PORTFOLIO LIQUIDATED ON FEB. 28, 2005.

OPPENHEIMER CAPITAL APPRECIATION FUND/VA (10/30/1997)
Accumulation unit value at beginning of period       $ 1.37  $ 1.06  $ 1.47  $ 1.71  $ 1.73  $ 1.24  $ 1.02  $ 1.00      --      --
Accumulation unit value at end of period             $ 1.44  $ 1.37  $ 1.06  $ 1.47  $ 1.71  $ 1.73  $ 1.24  $ 1.02      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                        3,602   4,247   4,574   5,441   6,036   4,244   1,867      67      --      --

OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (8/30/2002)
Accumulation unit value at beginning of period       $ 1.25  $ 0.97  $ 1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period             $ 1.31  $ 1.25  $ 0.97      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                          302     167      --      --      --      --      --      --      --      --

OPPENHEIMER GLOBAL SECURITIES FUND/VA (8/26/1999)
Accumulation unit value at beginning of period       $ 1.40  $ 0.99  $ 1.29  $ 1.49  $ 1.44  $ 1.00      --      --      --      --
Accumulation unit value at end of period             $ 1.64  $ 1.40  $ 0.99  $ 1.29  $ 1.49  $ 1.44      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                          219     151     154     158     155       1      --      --      --      --

OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (5/1/2002)
Accumulation unit value at beginning of period       $ 1.09  $ 0.77  $ 1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period             $ 1.28  $ 1.09  $ 0.77      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                          690     347      12      --      --      --      --      --      --      --

OPPENHEIMER HIGH INCOME FUND/VA (10/30/1997)
Accumulation unit value at beginning of period       $ 1.16  $ 0.95  $ 0.98  $ 0.98  $ 1.03  $ 1.00  $ 1.01  $ 1.00      --      --
Accumulation unit value at end of period             $ 1.24  $ 1.16  $ 0.95  $ 0.98  $ 0.98  $ 1.03  $ 1.00  $ 1.01      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                        2,447   2,742   3,065   3,906   4,453   3,718   2,185      77      --      --

OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES (1/29/2003)
Accumulation unit value at beginning of period       $ 1.21  $ 1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period             $ 1.29  $ 1.21      --      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                          491     449      --      --      --      --      --      --      --      --

OPPENHEIMER MAIN STREET FUND/VA (8/26/1999)
Accumulation unit value at beginning of period       $ 0.88  $ 0.71  $ 0.88  $ 0.99  $ 1.10  $ 1.00      --      --      --      --
Accumulation unit value at end of period             $ 0.95  $ 0.88  $ 0.71  $ 0.88  $ 0.99  $ 1.10      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                          560     465     538     591     680      34      --      --      --      --

OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (7/31/2002)
Accumulation unit value at beginning of period       $ 1.35  $ 0.95  $ 1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period             $ 1.59  $ 1.35  $ 0.95      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                          322     247       4      --      --      --      --      --      --      --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                   2004    2003    2002    2001    2000    1999    1998    1997    1996    1995
-----------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA (8/26/1999)
Accumulation unit value at beginning of period       $ 1.34  $ 1.15  $ 1.08  $ 1.05  $ 1.04  $ 1.00      --      --      --      --
Accumulation unit value at end of period             $ 1.43  $ 1.34  $ 1.15  $ 1.08  $ 1.05  $ 1.04      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                          275     247     268     238     268      44      --      --      --      --

OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (5/1/2002)
Accumulation unit value at beginning of period       $ 1.19  $ 1.03  $ 1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period             $ 1.27  $ 1.19  $ 1.03      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                        2,922   1,544      10      --      --      --      --      --      --      --

PUTNAM VT DIVERSIFIED INCOME FUND - CLASS IA SHARES (2/21/1995)
Accumulation unit value at beginning of period       $ 1.60  $ 1.35  $ 1.29  $ 1.26  $ 1.27  $ 1.27  $ 1.30  $ 1.23  $ 1.15  $ 1.00
Accumulation unit value at end of period             $ 1.73  $ 1.60  $ 1.35  $ 1.29  $ 1.26  $ 1.27  $ 1.27  $ 1.30  $ 1.23  $ 1.15
Number of accumulation units outstanding
at end of period (000 omitted)                        2,899   3,536   4,181   5,433   6,502   6,356   5,963   3,151   1,824     601

PUTNAM VT DIVERSIFIED INCOME FUND - CLASS IB SHARES (10/5/1998)
Accumulation unit value at beginning of period       $ 1.25  $ 1.06  $ 1.01  $ 0.99  $ 1.01  $ 1.00  $ 1.00      --      --      --
Accumulation unit value at end of period             $ 1.34  $ 1.25  $ 1.06  $ 1.01  $ 0.99  $ 1.01  $ 1.00      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                        2,283   2,512   2,872   3,528   4,032   2,911     344      --      --      --

PUTNAM VT GLOBAL EQUITY FUND - CLASS IA SHARES (6/10/1997)
Accumulation unit value at beginning of period       $ 0.98  $ 0.77  $ 1.00  $ 1.44  $ 2.08  $ 1.28  $ 1.00  $ 1.00      --      --
Accumulation unit value at end of period             $ 1.10  $ 0.98  $ 0.77  $ 1.00  $ 1.44  $ 2.08  $ 1.28  $ 1.00      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                        1,504   1,853   2,036   2,188   1,852   1,412     996     388      --      --

PUTNAM VT GROWTH AND INCOME FUND - CLASS IA SHARES (2/21/1995)
Accumulation unit value at beginning of period       $ 2.13  $ 1.69  $ 2.11  $ 2.28  $ 2.14  $ 2.14  $ 1.88  $ 1.53  $ 1.27  $ 1.00
Accumulation unit value at end of period             $ 2.34  $ 2.13  $ 1.69  $ 2.11  $ 2.28  $ 2.14  $ 2.14  $ 1.88  $ 1.53  $ 1.27
Number of accumulation units outstanding
at end of period (000 omitted)                        4,457   5,362   6,087   7,387   8,782   9,311   9,161   6,452   3,655   1,152

PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (10/5/1998)
Accumulation unit value at beginning of period       $ 1.16  $ 0.93  $ 1.16  $ 1.26  $ 1.18  $ 1.18  $ 1.00      --      --      --
Accumulation unit value at end of period$1.28        $ 1.16  $ 0.93  $ 1.16  $ 1.26  $ 1.18  $ 1.18              --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                        4,645   5,239   5,706   6,280   6,616   4,302     239      --      --      --

PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (5/1/2002)
Accumulation unit value at beginning of period       $ 0.98  $ 0.84  $ 1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period             $ 1.03  $ 0.98  $ 0.84      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                          147      87      12      --      --      --      --      --      --      --

PUTNAM VT HIGH YIELD FUND - CLASS IA SHARES (2/21/1995)
Accumulation unit value at beginning of period       $ 1.57  $ 1.26  $ 1.28  $ 1.25  $ 1.38  $ 1.33  $ 1.43  $ 1.27  $ 1.14  $ 1.00
Accumulation unit value at end of period             $ 1.72  $ 1.57  $ 1.26  $ 1.28  $ 1.25  $ 1.38  $ 1.33  $ 1.43  $ 1.27  $ 1.14
Number of accumulation units outstanding
at end of period (000 omitted)                        1,300   1,564   1,898   2,714   3,230   3,544   3,846   2,321   1,270     480

PUTNAM VT HIGH YIELD FUND - CLASS IB SHARES (10/5/1998)
Accumulation unit value at beginning of period       $ 1.19  $ 0.95  $ 0.97  $ 0.95  $ 1.05  $ 1.01  $ 1.00      --      --      --
Accumulation unit value at end of period             $ 1.29  $ 1.19  $ 0.95  $ 0.97  $ 0.95  $ 1.05  $ 1.01      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                        1,139   1,246   1,409   1,726   1,912   1,297     130      --      --      --

PUTNAM VT INCOME FUND - CLASS IB SHARES (3/1/2002)
Accumulation unit value at beginning of period       $ 1.08  $ 1.05  $ 1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period             $ 1.11  $ 1.08  $ 1.05      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                           45      82       7      --      --      --      --      --      --      --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                   2004    2003    2002    2001    2000    1999    1998    1997    1996    1995
-----------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (9/22/1999)
Accumulation unit value at beginning of period       $ 0.96  $ 0.76  $ 0.93  $ 1.19  $ 1.33  $ 1.00      --      --      --      --
Accumulation unit value at end of period             $ 1.10  $ 0.96  $ 0.76  $ 0.93  $ 1.19  $ 1.33      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                        2,258   2,177   1,856   1,775   2,192     347      --      --      --      --

PUTNAM VT INTERNATIONAL GROWTH AND INCOME FUND - CLASS IB SHARES (8/26/1999)
Accumulation unit value at beginning of period       $ 0.97  $ 0.72  $ 0.84  $ 1.08  $ 1.08  $ 1.00      --      --      --      --
Accumulation unit value at end of period             $ 1.16  $ 0.97  $ 0.72  $ 0.84  $ 1.08  $ 1.08      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                            7       7      42      55     174       7      --      --      --      --

PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND - CLASS IB SHARES (9/22/1999)
Accumulation unit value at beginning of period       $ 0.73  $ 0.55  $ 0.65  $ 0.93  $ 1.53  $ 1.00      --      --      --      --
Accumulation unit value at end of period             $ 0.81  $ 0.73  $ 0.55  $ 0.65  $ 0.93  $ 1.53      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                          485   1,788     762   3,607     847      35      --      --      --      --

PUTNAM VT NEW OPPORTUNITIES FUND - CLASS IA SHARES (2/21/1995)
Accumulation unit value at beginning of period       $ 1.70  $ 1.30  $ 1.89  $ 2.74  $ 3.76  $ 2.25  $ 1.84  $ 1.51  $ 1.39  $ 1.00
Accumulation unit value at end of period             $ 1.86  $ 1.70  $ 1.30  $ 1.89  $ 2.74  $ 3.76  $ 2.25  $ 1.84  $ 1.51  $ 1.39
Number of accumulation units outstanding
at end of period (000 omitted)                        2,928   3,442   4,079   4,835   5,123   5,476   5,798   4,575   2,980     691

PUTNAM VT RESEARCH FUND - CLASS IB SHARES (1/29/2003)
Accumulation unit value at beginning of period       $ 1.27  $ 1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period             $ 1.35  $ 1.27      --      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                            3       3      --      --      --      --      --      --      --      --

PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (4/30/2004)
Accumulation unit value at beginning of period       $ 1.00      --      --      --      --      --      --      --      --      --
Accumulation unit value at end of period             $ 1.19      --      --      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                            4      --      --      --      --      --      --      --      --      --

PUTNAM VT VISTA FUND - CLASS IB SHARES (8/26/1999)
Accumulation unit value at beginning of period       $ 0.82  $ 0.63  $ 0.92  $ 1.40  $ 1.48  $ 1.00      --      --      --      --
Accumulation unit value at end of period             $ 0.96  $ 0.82  $ 0.63  $ 0.92  $ 1.40  $ 1.48      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                          922     951     888     782     403       1      --      --      --      --

PUTNAM VT VOYAGER FUND - CLASS IA SHARES (6/10/1997)
Accumulation unit value at beginning of period       $ 1.25  $ 1.01  $ 1.39  $ 1.82  $ 2.21  $ 1.41  $ 1.15  $ 1.00      --      --
Accumulation unit value at end of period             $ 1.30  $ 1.25  $ 1.01  $ 1.39  $ 1.82  $ 2.21  $ 1.41  $ 1.15      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                          747     906   1,025   1,116   1,105     743     440     148      --      --

PUTNAM VT VOYAGER FUND - CLASS IB SHARES (10/5/1998)
Accumulation unit value at beginning of period       $ 1.20  $ 0.97  $ 1.34  $ 1.76  $ 2.14  $ 1.37  $ 1.00      --      --      --
Accumulation unit value at end of period             $ 1.24  $ 1.20  $ 0.97  $ 1.34  $ 1.76  $ 2.14  $ 1.37      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                        3,108   3,645   4,080   4,806   5,289   2,959     125      --      --      --

ROYCE MICRO-CAP PORTFOLIO (9/22/1999)
Accumulation unit value at beginning of period       $ 2.17  $ 1.48  $ 1.72  $ 1.34  $ 1.15  $ 1.00      --      --      --      --
Accumulation unit value at end of period             $ 2.44  $ 2.17  $ 1.48  $ 1.72  $ 1.34  $ 1.15      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                          505     510     369     267     239      37      --      --      --      --

ROYCE SMALL-CAP PORTFOLIO (9/22/1999)
Accumulation unit value at beginning of period       $ 1.95  $ 1.40  $ 1.65  $ 1.38  $ 1.05  $ 1.00      --      --      --      --
Accumulation unit value at end of period             $ 2.40  $ 1.95  $ 1.40  $ 1.65  $ 1.38  $ 1.05      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                          658     735     712     543     188       1      --      --      --      --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                   2004    2003    2002    2001    2000    1999    1998    1997    1996    1995
-----------------------------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST CAPITAL APPRECIATION FUND (1/29/2003)
Accumulation unit value at beginning of period       $ 1.20  $ 1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period             $ 1.27  $ 1.20      --      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                           19      20      --      --      --      --      --      --      --      --

STI CLASSIC VARIABLE TRUST GROWTH AND INCOME FUND (1/29/2003)
Accumulation unit value at beginning of period       $ 1.28  $ 1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period             $ 1.44  $ 1.28      --      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                            5      10      --      --      --      --      --      --      --      --

STI CLASSIC VARIABLE TRUST INTERNATIONAL EQUITY FUND (1/29/2003)
Accumulation unit value at beginning of period       $ 1.43  $ 1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period             $ 1.68  $ 1.43      --      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                           --      --      --      --      --      --      --      --      --      --

STI CLASSIC VARIABLE TRUST INVESTMENT GRADE BOND FUND (1/29/2003)
Accumulation unit value at beginning of period       $ 1.02  $ 1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period             $ 1.04  $ 1.02      --      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                           26      27      --      --      --      --      --      --      --      --

STI CLASSIC VARIABLE TRUST MID-CAP EQUITY FUND (1/29/2003)
Accumulation unit value at beginning of period       $ 1.31  $ 1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period             $ 1.51  $ 1.31      --      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                           13       7      --      --      --      --      --      --      --      --

STI CLASSIC VARIABLE TRUST SMALL CAP VALUE EQUITY FUND (1/29/2003)
Accumulation unit value at beginning of period       $ 1.40  $ 1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period             $ 1.72  $ 1.40      --      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                            1       1      --      --      --      --      --      --      --      --

STI CLASSIC VARIABLE TRUST VALUE INCOME STOCK FUND (1/29/2003)
Accumulation unit value at beginning of period       $ 1.27  $ 1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period             $ 1.44  $ 1.27      --      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                            5       6      --      --      --      --      --      --      --      --

THIRD AVENUE VALUE PORTFOLIO (5/2/2000)
Accumulation unit value at beginning of period       $ 1.79  $ 1.27  $ 1.44  $ 1.29  $ 1.00      --      --      --      --      --
Accumulation unit value at end of period             $ 2.11  $ 1.79  $ 1.27  $ 1.44  $ 1.29      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                          705     786     539     557      63      --      --      --      --      --

VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO CLASS II SHARES (8/30/2002)
Accumulation unit value at beginning of period       $ 1.26  $ 0.98  $ 1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period             $ 1.46  $ 1.26  $ 0.98      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                        1,094     458      --      --      --      --      --      --      --      --

VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO CLASS II SHARES (8/30/2002)
Accumulation unit value at beginning of period       $ 1.21  $ 0.96  $ 1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period             $ 1.36  $ 1.21  $ 0.96      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                          458     215      --      --      --      --      --      --      --      --

VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO CLASS I SHARES (8/30/2002)
Accumulation unit value at beginning of period       $ 1.30  $ 0.96  $ 1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period             $ 1.75  $ 1.30  $ 0.96      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                          149      28       1      --      --      --      --      --      --      --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                   2004    2003    2002    2001    2000    1999    1998    1997    1996    1995
-----------------------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL SMALL CAP (9/22/1999)
Accumulation unit value at beginning of period       $ 1.04  $ 0.71  $ 0.83  $ 1.07  $ 1.51  $ 1.00      --      --      --      --
Accumulation unit value at end of period             $ 1.34  $ 1.04  $ 0.71  $ 0.83  $ 1.07  $ 1.51      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                          439   2,509     479     523     431      28      --      --      --      --

WANGER U.S. SMALLER COMPANIES (9/22/1999)
Accumulation unit value at beginning of period       $ 1.33  $ 0.94  $ 1.15  $ 1.04  $ 1.15  $ 1.00      --      --      --      --
Accumulation unit value at end of period             $ 1.55  $ 1.33  $ 0.94  $ 1.15  $ 1.04  $ 1.15      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                          455     382     351     268     231      19      --      --      --      --

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUND (3/3/2000)
Accumulation unit value at beginning of period       $ 0.94  $ 0.78  $ 0.90  $ 0.99  $ 1.00      --      --      --      --      --
Accumulation unit value at end of period             $ 1.01  $ 0.94  $ 0.78  $ 0.90  $ 0.99      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                        1,457   1,313   1,043     580     201      --      --      --      --      --

WELLS FARGO ADVANTAGE EQUITY INCOME FUND (3/3/2000)
Accumulation unit value at beginning of period       $ 1.04  $ 0.84  $ 1.05  $ 1.13  $ 1.00      --      --      --      --      --
Accumulation unit value at end of period             $ 1.14  $ 1.04  $ 0.84  $ 1.05  $ 1.13      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                        1,526   1,128     922     553     180      --      --      --      --      --

WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE FUND (3/3/2000)
(PREVIOUSLY WELLS FARGO VT EQUITY VALUE FUND)
Accumulation unit value at beginning of period       $ 0.93  $ 0.75  $ 1.01  $ 1.09  $ 1.00      --      --      --      --      --
Accumulation unit value at end of period             $ 1.02  $ 0.93  $ 0.75  $ 1.01  $ 1.09      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                          155     156     158     119      14      --      --      --      --      --

WELLS FARGO ADVANTAGE LARGE COMPANY CORE FUND (3/3/2000)
(PREVIOUSLY WELLS FARGO VT GROWTH FUND)
Accumulation unit value at beginning of period       $ 0.62  $ 0.51  $ 0.69  $ 0.87  $ 1.00      --      --      --      --      --
Accumulation unit value at end of period             $ 0.66  $ 0.62  $ 0.51  $ 0.69  $ 0.87      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                          306     285     233     190     151      --      --      --      --      --

WELLS FARGO ADVANTAGE INTERNATIONAL CORE FUND (7/3/2000)
(PREVIOUSLY WELLS FARGO VT INTERNATIONAL EQUITY FUND)
Accumulation unit value at beginning of period       $ 0.72  $ 0.56  $ 0.73  $ 0.89  $ 1.00      --      --      --      --      --
Accumulation unit value at end of period             $ 0.78  $ 0.72  $ 0.56  $ 0.73  $ 0.89      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                          177     116      89      60      --      --      --      --      --      --

WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH FUND (3/3/2000)
Accumulation unit value at beginning of period       $ 0.65  $ 0.53  $ 0.74  $ 0.95  $ 1.00      --      --      --      --      --
Accumulation unit value at end of period             $ 0.67  $ 0.65  $ 0.53  $ 0.74  $ 0.95      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                        2,854   2,456   2,281   2,046     887      --      --      --      --      --

WELLS FARGO ADVANTAGE MONEY MARKET FUND (3/3/2000)
Accumulation unit value at beginning of period       $ 1.04  $ 1.05  $ 1.05  $ 1.03  $ 1.00      --      --      --      --      --
Accumulation unit value at end of period             $ 1.03  $ 1.04  $ 1.05  $ 1.05  $ 1.03      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                          718     616     596     712     309      --      --      --      --      --

WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND (3/3/2000)
Accumulation unit value at beginning of period       $ 0.35  $ 0.25  $ 0.42  $ 0.56  $ 1.00      --      --      --      --      --
Accumulation unit value at end of period             $ 0.40  $ 0.35  $ 0.25  $ 0.42  $ 0.56      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                        1,351   1,424   1,243   1,146     278      --      --      --      --      --

WELLS FARGO ADVANTAGE TOTAL RETURN BOND FUND (3/3/2000)
Accumulation unit value at beginning of period       $ 1.28  $ 1.19  $ 1.12  $ 1.06  $ 1.00      --      --      --      --      --
Accumulation unit value at end of period$1.31        $ 1.28  $ 1.19  $ 1.12  $ 1.06              --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                          622     225     167     155      54      --      --      --      --      --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.

YEAR ENDED DEC. 31,                                                                       2004     2003     2002     2001     2000
-----------------------------------------------------------------------------------------------------------------------------------
AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (11/6/2003)
Accumulation unit value at beginning of period                                           $ 1.00   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 0.99   $ 1.00       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      18       15       --       --       --

AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (11/6/2003)
Accumulation unit value at beginning of period                                           $ 1.01   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.04   $ 1.01       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                   1,598      146       --       --       --

AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (3/3/2000)
Accumulation unit value at beginning of period                                           $ 1.21   $ 0.87   $ 1.09   $ 1.08   $ 1.00
Accumulation unit value at end of period                                                 $ 1.41   $ 1.21   $ 0.87   $ 1.09   $ 1.08
Number of accumulation units outstanding at end of period (000 omitted)                   1,251      828      608      455       63

AXP(R) VARIABLE PORTFOLIO - EQUITY SELECT FUND (11/6/2003)
Accumulation unit value at beginning of period                                           $ 1.02   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.10   $ 1.02       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      29       29       --       --       --

AXP(R) VARIABLE PORTFOLIO - GROWTH FUND (11/6/2003)
Accumulation unit value at beginning of period                                           $ 1.05   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.12   $ 1.05       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      --       56       --       --       --

AXP(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (3/3/2000)
Accumulation unit value at beginning of period                                           $ 1.03   $ 0.84   $ 0.91   $ 0.88   $ 1.00
Accumulation unit value at end of period                                                 $ 1.13   $ 1.03   $ 0.84   $ 0.91   $ 0.88
Number of accumulation units outstanding at end of period (000 omitted)                     715      521      389      466      217

AXP(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (6/1/2004)
Accumulation unit value at beginning of period                                           $ 1.00       --       --       --       --
Accumulation unit value at end of period                                                 $ 1.10       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      --       --       --       --       --

AXP(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND* (3/3/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - CAPITAL RESOURCE FUND)
Accumulation unit value at beginning of period                                           $ 0.65   $ 0.51   $ 0.67   $ 0.83   $ 1.00
Accumulation unit value at end of period                                                 $ 0.68   $ 0.65   $ 0.51   $ 0.67   $ 0.83
Number of accumulation units outstanding at end of period (000 omitted)                   2,410      453      194      218       99
* AXP(R) VARIABLE PORTFOLIO - BLUE CHIP ADVANTAGE FUND MERGED INTO AXP(R)
VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND ON JULY 9, 2004.

AXP(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period                                           $ 1.00       --       --       --       --
Accumulation unit value at end of period                                                 $ 1.10       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                       4       --       --       --       --

AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R) (3/3/2000)
Accumulation unit value at beginning of period                                           $ 0.67   $ 0.54   $ 0.71   $ 0.86   $ 1.00
Accumulation unit value at end of period                                                 $ 0.68   $ 0.67   $ 0.54   $ 0.71   $ 0.86
Number of accumulation units outstanding at end of period (000 omitted)                   2,774    2,308    1,916    1,815      868

AXP(R) VARIABLE PORTFOLIO - PARTNERS SELECT VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period                                           $ 1.00       --       --       --       --
Accumulation unit value at end of period                                                 $ 1.10       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      --       --       --       --       --

AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (5/1/2002)
Accumulation unit value at beginning of period                                           $ 1.07   $ 0.79   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.27   $ 1.07   $ 0.79       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     735      158       35       --       --

AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (11/6/2003)
Accumulation unit value at beginning of period                                           $ 1.06   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.15   $ 1.06       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     302       59       --       --       --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                       2004     2003     2002     2001     2000
-----------------------------------------------------------------------------------------------------------------------------------
AXP(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (3/3/2000)
Accumulation unit value at beginning of period                                           $ 1.15   $ 1.15   $ 1.10   $ 1.05   $ 1.00
Accumulation unit value at end of period                                                 $ 1.15   $ 1.15   $ 1.15   $ 1.10   $ 1.05
Number of accumulation units outstanding at end of period (000 omitted)                   2,283    2,513    2,555    1,473      328

AXP(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND (3/3/2000)
Accumulation unit value at beginning of period                                           $ 0.98   $ 0.68   $ 0.83   $ 0.90   $ 1.00
Accumulation unit value at end of period                                                 $ 1.15   $ 0.98   $ 0.68   $ 0.83   $ 0.90
Number of accumulation units outstanding at end of period (000 omitted)                     840      709      597      552       81

AXP(R) VARIABLE PORTFOLIO - THREADNEEDLE EMERGING MARKETS FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND)
Accumulation unit value at beginning of period                                           $ 1.00       --       --       --       --
Accumulation unit value at end of period                                                 $ 1.17       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     160       --       --       --       --

AXP(R) VARIABLE PORTFOLIO - THREADNEEDLE INTERNATIONAL FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - INTERNATIONAL FUND)
Accumulation unit value at beginning of period                                           $ 1.00       --       --       --       --
Accumulation unit value at end of period                                                 $ 1.14       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      --       --       --       --       --

AIM V.I. BASIC VALUE FUND, SERIES II SHARES (11/6/2003)
Accumulation unit value at beginning of period                                           $ 1.07   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.17   $ 1.07       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                   1,178      149       --       --       --

AIM V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES (3/3/2000)
Accumulation unit value at beginning of period                                           $ 0.54   $ 0.42   $ 0.57   $ 0.75   $ 1.00
Accumulation unit value at end of period                                                 $ 0.57   $ 0.54   $ 0.42   $ 0.57   $ 0.75
Number of accumulation units outstanding at end of period (000 omitted)                   3,549    3,859    3,888    4,485    2,561

AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (11/6/2003)
Accumulation unit value at beginning of period                                           $ 1.03   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.08   $ 1.03       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      38       22       --       --       --

AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (11/6/2003)
Accumulation unit value at beginning of period                                           $ 1.04   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.18   $ 1.04       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      87       --       --       --       --

AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (4/30/2004)
Accumulation unit value at beginning of period                                           $ 1.00       --       --       --       --
Accumulation unit value at end of period                                                 $ 1.08       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     141       --       --       --       --

AIM V.I. PREMIER EQUITY FUND, SERIES I SHARES (3/3/2000)
Accumulation unit value at beginning of period                                           $ 0.59   $ 0.48   $ 0.70   $ 0.81   $ 1.00
Accumulation unit value at end of period                                                 $ 0.62   $ 0.59   $ 0.48   $ 0.70   $ 0.81
Number of accumulation units outstanding at end of period (000 omitted)                   7,272    8,470    8,628    9,987    5,200

AIM V.I. PREMIER EQUITY FUND, SERIES II SHARES (11/6/2003)
Accumulation unit value at beginning of period                                           $ 1.04   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.09   $ 1.04       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      19       --       --       --       --

ALLIANCEBERNSTEIN VP GROWTH AND INCOME PORTFOLIO (CLASS B) (11/6/2003)
Accumulation unit value at beginning of period                                           $ 1.07   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.18   $ 1.07       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     243       23       --       --       --

ALLIANCEBERNSTEIN VP INTERNATIONAL VALUE PORTFOLIO (CLASS B) (4/30/2004)
Accumulation unit value at beginning of period                                           $ 1.00       --       --       --       --
Accumulation unit value at end of period                                                 $ 1.20       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     209       --       --       --       --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                       2004     2003     2002     2001     2000
-----------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VP LARGE CAP GROWTH PORTFOLIO (CLASS B) (11/6/2003)
(PREVIOUSLY ALLIANCEBERNSTEIN VP PREMIER GROWTH PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                           $ 1.02   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.09   $ 1.02       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      59        1       --       --       --

ALLIANCEBERNSTEIN VP GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (11/6/2003)
(PREVIOUSLY ALLIANCEBERNSTEIN VP TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                           $ 1.00   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.04   $ 1.00       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     114        5       --       --       --

ALLIANCEBERNSTEIN VP TOTAL RETURN PORTFOLIO (CLASS B) (11/6/2003)
Accumulation unit value at beginning of period                                           $ 1.05   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.12   $ 1.05       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      60       --       --       --       --

AMERICAN CENTURY(R) VP INFLATION PROTECTION, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                                           $ 1.00       --       --       --       --
Accumulation unit value at end of period                                                 $ 1.05       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     509       --       --       --       --

AMERICAN CENTURY(R) VP INTERNATIONAL, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                                           $ 1.00       --       --       --       --
Accumulation unit value at end of period                                                 $ 1.12       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                       7       --       --       --       --

AMERICAN CENTURY(R) VP ULTRA, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                                           $ 1.00       --       --       --       --
Accumulation unit value at end of period                                                 $ 1.06       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     376       --       --       --       --

AMERICAN CENTURY(R) VP VALUE, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                                           $ 1.00       --       --       --       --
Accumulation unit value at end of period                                                 $ 1.09       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      --       --       --       --       --

COLONIAL SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (4/30/2004)
Accumulation unit value at beginning of period                                           $ 1.00       --       --       --       --
Accumulation unit value at end of period                                                 $ 1.17       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      --       --       --       --       --

COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (4/30/2004)
Accumulation unit value at beginning of period                                           $ 1.00       --       --       --       --
Accumulation unit value at end of period                                                 $ 1.04       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     227       --       --       --       --

DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARE CLASS (4/30/2004)
Accumulation unit value at beginning of period                                           $ 1.00       --       --       --       --
Accumulation unit value at end of period                                                 $ 1.13       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      10       --       --       --       --

DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARE CLASS (4/30/2004)
Accumulation unit value at beginning of period                                           $ 1.00       --       --       --       --
Accumulation unit value at end of period                                                 $ 1.03       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      99       --       --       --       --

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. - INITIAL SHARE CLASS (3/3/2000)
Accumulation unit value at beginning of period                                           $ 0.60   $ 0.48   $ 0.69   $ 0.90   $ 1.00
Accumulation unit value at end of period                                                 $ 0.63   $ 0.60   $ 0.48   $ 0.69   $ 0.90
Number of accumulation units outstanding at end of period (000 omitted)                   1,127    1,117    1,131    1,356    1,009

DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARE CLASS (4/30/2004)
Accumulation unit value at beginning of period                                           $ 1.00       --       --       --       --
Accumulation unit value at end of period                                                 $ 1.03       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      13       --       --       --       --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                       2004     2003     2002     2001     2000
-----------------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARE CLASS (4/30/2004)
Accumulation unit value at beginning of period                                           $ 1.00       --       --       --       --
Accumulation unit value at end of period                                                 $ 1.14       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      --       --       --       --       --

EVERGREEN VA BALANCED FUND - CLASS 2 (11/6/2003)
(PREVIOUSLY EVERGREEN VA FOUNDATION FUND - CLASS 2)
Accumulation unit value at beginning of period                                           $ 1.03   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.08   $ 1.03       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      21       21       --       --       --

EVERGREEN VA CORE BOND FUND - CLASS 2 (11/6/2003)
Accumulation unit value at beginning of period                                           $ 1.01   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.03   $ 1.01       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                   1,100      498       --       --       --

EVERGREEN VA FUND - CLASS 2* (11/6/2003)
Accumulation unit value at beginning of period                                           $ 1.05   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.12   $ 1.05       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     454      107       --       --       --
* EVERGREEN VA FUND - CLASS 2 MERGED INTO EVERGREEN VA FUNDAMENTAL LARGE CAP
FUND - CLASS 2 ON APRIL 15, 2005.

EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2* (11/6/2003)
(PREVIOUSLY EVERGREEN VA GROWTH AND INCOME FUND - CLASS 2)
Accumulation unit value at beginning of period                                           $ 1.06   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.14   $ 1.06       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     652      148       --       --       --
* EVERGREEN VA FUND - CLASS 2 MERGED INTO EVERGREEN VA FUNDAMENTAL LARGE CAP
FUND - CLASS 2 ON APRIL 15, 2005.

EVERGREEN VA GROWTH FUND - CLASS 2* (11/6/2003)
Accumulation unit value at beginning of period                                           $ 1.01   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.13   $ 1.01       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     306       78       --       --       --
* EVERGREEN VA SPECIAL EQUITY FUND - CLASS 2 MERGED INTO EVERGREEN VA GROWTH
FUND - CLASS 2 ON APRIL 15, 2005.

EVERGREEN VA HIGH INCOME FUND - CLASS 2 (11/6/2003)
Accumulation unit value at beginning of period                                           $ 1.03   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.10   $ 1.03       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     531      253       --       --       --

EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (11/6/2003)
Accumulation unit value at beginning of period                                           $ 1.08   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.26   $ 1.08       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     980      260       --       --       --

EVERGREEN VA OMEGA FUND - CLASS 2 (11/6/2003)
Accumulation unit value at beginning of period                                           $ 1.02   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.07   $ 1.02       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     931      162       --       --       --

EVERGREEN VA SPECIAL EQUITY FUND - CLASS 2* (11/6/2003)
Accumulation unit value at beginning of period                                           $ 1.00   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.04   $ 1.00       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     119       30       --       --       --
* EVERGREEN VA SPECIAL EQUITY FUND - CLASS 2 MERGED INTO EVERGREEN VA GROWTH
FUND - CLASS 2 ON APRIL 15, 2005.

EVERGREEN VA SPECIAL VALUES FUND - CLASS 2 (11/6/2003)
Accumulation unit value at beginning of period                                           $ 1.06   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.25   $ 1.06       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     750      144       --       --       --

EVERGREEN VA STRATEGIC INCOME FUND - CLASS 2 (11/6/2003)
Accumulation unit value at beginning of period                                           $ 1.03   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.10   $ 1.03       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     670      246       --       --       --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                       2004     2003     2002     2001     2000
-----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (11/6/2003)
Accumulation unit value at beginning of period                                           $ 1.04   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.18   $ 1.04       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                   2,509      211       --       --       --

FIDELITY(R) VIP DYNAMIC CAPITAL APPRECIATION PORTFOLIO SERVICE CLASS 2 (5/1/2001)
Accumulation unit value at beginning of period                                           $ 1.07   $ 0.87   $ 0.95   $ 1.00       --
Accumulation unit value at end of period                                                 $ 1.07   $ 1.07   $ 0.87   $ 0.95       --
Number of accumulation units outstanding at end of period (000 omitted)                     342      355      240       66       --

FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (11/6/2003)
Accumulation unit value at beginning of period                                           $ 1.03   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.04   $ 1.03       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     303       50       --       --       --

FIDELITY(R) VIP HIGH INCOME PORTFOLIO SERVICE CLASS 2 (5/1/2001)
Accumulation unit value at beginning of period                                           $ 1.16   $ 0.93   $ 0.91   $ 1.00       --
Accumulation unit value at end of period                                                 $ 1.25   $ 1.16   $ 0.93   $ 0.91       --
Number of accumulation units outstanding at end of period (000 omitted)                     375      264      104       58       --

FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                           $ 1.00       --       --       --       --
Accumulation unit value at end of period                                                 $ 1.03       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     321       --       --       --       --

FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (5/1/2001)
Accumulation unit value at beginning of period                                           $ 1.28   $ 0.94   $ 1.06   $ 1.00       --
Accumulation unit value at end of period                                                 $ 1.58   $ 1.28   $ 0.94   $ 1.06       --
Number of accumulation units outstanding at end of period (000 omitted)                   2,101    1,221      723      367       --

FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (11/6/2003)
Accumulation unit value at beginning of period                                           $ 1.08   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.21   $ 1.08       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     311       11       --       --       --

FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (3/3/2000)
Accumulation unit value at beginning of period                                           $ 1.25   $ 0.97   $ 0.99   $ 0.99   $ 1.00
Accumulation unit value at end of period                                                 $ 1.41   $ 1.25   $ 0.97   $ 0.99   $ 0.99
Number of accumulation units outstanding at end of period (000 omitted)                   4,021    3,071    2,665    2,006      287

FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2 (3/3/2000)
Accumulation unit value at beginning of period                                           $ 1.69   $ 1.26   $ 1.26   $ 1.18   $ 1.00
Accumulation unit value at end of period                                                 $ 2.20   $ 1.69   $ 1.26   $ 1.26   $ 1.18
Number of accumulation units outstanding at end of period (000 omitted)                     690      675      674      373       72

FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                           $ 1.00       --       --       --       --
Accumulation unit value at end of period                                                 $ 1.09       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      --       --       --       --       --

FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (3/3/2000)
(PREVIOUSLY FTVIPT FRANKLIN SMALL CAP FUND - CLASS 2)
Accumulation unit value at beginning of period                                           $ 0.52   $ 0.38   $ 0.55   $ 0.65   $ 1.00
Accumulation unit value at end of period                                                 $ 0.57   $ 0.52   $ 0.38   $ 0.55   $ 0.65
Number of accumulation units outstanding at end of period (000 omitted)                   4,520    3,979    3,832    3,330    1,583

FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (5/1/2002)
Accumulation unit value at beginning of period                                           $ 1.03   $ 0.79   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.26   $ 1.03   $ 0.79       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     718      269       96       --       --

FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (3/3/2000)
Accumulation unit value at beginning of period                                           $ 1.26   $ 1.02   $ 1.17   $ 1.11   $ 1.00
Accumulation unit value at end of period                                                 $ 1.40   $ 1.26   $ 1.02   $ 1.17   $ 1.11
Number of accumulation units outstanding at end of period (000 omitted)                   3,861    1,702    1,165      691      102

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                       2004     2003     2002     2001     2000
-----------------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (11/6/2003)
Accumulation unit value at beginning of period                                           $ 1.07   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.25   $ 1.07       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     710      100       --       --       --

FTVIPT TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                           $ 1.00       --       --       --       --
Accumulation unit value at end of period                                                 $ 1.16       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     195       --       --       --       --

FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                           $ 1.00       --       --       --       --
Accumulation unit value at end of period                                                 $ 1.12       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      15       --       --       --       --

GOLDMAN SACHS VIT CORE(SM) U.S. EQUITY FUND (3/3/2000)
Accumulation unit value at beginning of period                                           $ 0.78   $ 0.61   $ 0.79   $ 0.92   $ 1.00
Accumulation unit value at end of period                                                 $ 0.88   $ 0.78   $ 0.61   $ 0.79   $ 0.92
Number of accumulation units outstanding at end of period (000 omitted)                   1,667    1,619    1,894    1,465      633

GOLDMAN SACHS VIT MID CAP VALUE FUND (3/3/2000)
Accumulation unit value at beginning of period                                           $ 1.86   $ 1.47   $ 1.56   $ 1.41   $ 1.00
Accumulation unit value at end of period                                                 $ 2.30   $ 1.86   $ 1.47   $ 1.56   $ 1.41
Number of accumulation units outstanding at end of period (000 omitted)                   1,426    1,312    1,266      982      307

MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (11/6/2003)
Accumulation unit value at beginning of period                                           $ 1.02   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.10   $ 1.02       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      86       39       --       --       --

MFS(R) INVESTORS TRUST SERIES - INITIAL CLASS (3/3/2000)
Accumulation unit value at beginning of period                                           $ 0.79   $ 0.66   $ 0.84   $ 1.02   $ 1.00
Accumulation unit value at end of period                                                 $ 0.87   $ 0.79   $ 0.66   $ 0.84   $ 1.02
Number of accumulation units outstanding at end of period (000 omitted)                   1,539    1,612    1,500    1,420      385

MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (11/6/2003)
Accumulation unit value at beginning of period                                           $ 0.98   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.03   $ 0.98       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     109       10       --       --       --

MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (11/6/2003)
Accumulation unit value at beginning of period                                           $ 1.05   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.15   $ 1.05       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                   1,655       80       --       --       --

MFS(R) UTILITIES SERIES - INITIAL CLASS (3/3/2000)
Accumulation unit value at beginning of period                                           $ 0.71   $ 0.53   $ 0.69   $ 0.93   $ 1.00
Accumulation unit value at end of period                                                 $ 0.91   $ 0.71   $ 0.53   $ 0.69   $ 0.93
Number of accumulation units outstanding at end of period (000 omitted)                   2,468    2,887    3,195    4,300    2,083

MFS(R) UTILITIES SERIES - SERVICE CLASS (11/6/2003)
Accumulation unit value at beginning of period                                           $ 1.09   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.40   $ 1.09       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      67       10       --       --       --

OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (11/6/2003)
Accumulation unit value at beginning of period                                           $ 1.05   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.11   $ 1.05       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     574       24       --       --       --

OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (5/1/2002)
Accumulation unit value at beginning of period                                           $ 1.09   $ 0.77   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.27   $ 1.09   $ 0.77       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     803      299        6       --       --

OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES (11/6/2003)
Accumulation unit value at beginning of period                                           $ 1.03   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.10   $ 1.03       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     300       --       --       --       --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                       2004     2003     2002     2001     2000
-----------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (11/6/2003)
Accumulation unit value at beginning of period                                           $ 1.03   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.21   $ 1.03       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     389       72       --       --       --

OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (5/1/2002)
Accumulation unit value at beginning of period                                           $ 1.19   $ 1.03   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.27   $ 1.19   $ 1.03       --       --
Number of accumulation units outstanding at end of period (000 omitted)                   1,659      415       83       --       --

PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (11/6/2003)
Accumulation unit value at beginning of period                                           $ 1.07   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.17   $ 1.07       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      35       --       --       --       --

PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (5/1/2002)
Accumulation unit value at beginning of period                                           $ 0.98   $ 0.84   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.03   $ 0.98   $ 0.84       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     290      120       30       --       --

PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (3/3/2000)
Accumulation unit value at beginning of period                                           $ 0.60   $ 0.48   $ 0.59   $ 0.75   $ 1.00
Accumulation unit value at end of period                                                 $ 0.69   $ 0.60   $ 0.48   $ 0.59   $ 0.75
Number of accumulation units outstanding at end of period (000 omitted)                   5,780    5,252    5,517    6,094    3,827

PUTNAM VT RESEARCH FUND - CLASS IB SHARES (11/6/2003)
Accumulation unit value at beginning of period                                           $ 1.05   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.12   $ 1.05       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      13       --       --       --       --

PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (4/30/2004)
Accumulation unit value at beginning of period                                           $ 1.00       --       --       --       --
Accumulation unit value at end of period                                                 $ 1.19       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                       4       --       --       --       --

PUTNAM VT VISTA FUND - CLASS IB SHARES (3/3/2000)
Accumulation unit value at beginning of period                                           $ 0.43   $ 0.33   $ 0.48   $ 0.74   $ 1.00
Accumulation unit value at end of period                                                 $ 0.51   $ 0.43   $ 0.33   $ 0.48   $ 0.74
Number of accumulation units outstanding at end of period (000 omitted)                   4,513    4,787    5,352    6,122    3,255

STI CLASSIC VARIABLE TRUST CAPITAL APPRECIATION FUND (11/6/2003)
Accumulation unit value at beginning of period                                           $ 1.04   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.10   $ 1.04       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                       1       --       --       --       --

STI CLASSIC VARIABLE TRUST GROWTH AND INCOME FUND (11/6/2003)
Accumulation unit value at beginning of period                                           $ 1.07   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.21   $ 1.07       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      50       49       --       --       --

STI CLASSIC VARIABLE TRUST INTERNATIONAL EQUITY FUND (11/6/2003)
Accumulation unit value at beginning of period                                           $ 1.10   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.30   $ 1.10       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      --       --       --       --       --

STI CLASSIC VARIABLE TRUST INVESTMENT GRADE BOND FUND (11/6/2003)
Accumulation unit value at beginning of period                                           $ 1.01   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.04   $ 1.01       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      --       --       --       --       --

STI CLASSIC VARIABLE TRUST MID-CAP EQUITY FUND (11/6/2003)
Accumulation unit value at beginning of period                                           $ 1.04   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.20   $ 1.04       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      --       --       --       --       --

STI CLASSIC VARIABLE TRUST SMALL CAP VALUE EQUITY FUND (11/6/2003)
Accumulation unit value at beginning of period                                           $ 1.07   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.31   $ 1.07       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      10       --       --       --       --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                       2004     2003     2002     2001     2000
-----------------------------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST VALUE INCOME STOCK FUND (11/6/2003)
Accumulation unit value at beginning of period                                           $ 1.06   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.21   $ 1.06       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                       1       --       --       --       --

VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO CLASS II SHARES (11/6/2003)
Accumulation unit value at beginning of period                                           $ 1.08   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.25   $ 1.08       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     894       37       --       --       --

VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO CLASS II SHARES (11/6/2003)
Accumulation unit value at beginning of period                                           $ 1.08   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.22   $ 1.08       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     181       21       --       --       --

VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO CLASS I SHARES (11/6/2003)
Accumulation unit value at beginning of period                                           $ 1.06   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.42   $ 1.06       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     115        8       --       --       --

VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO CLASS II SHARES (4/30/2004)
Accumulation unit value at beginning of period                                           $ 1.00       --       --       --       --
Accumulation unit value at end of period                                                 $ 1.38       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      15       --       --       --       --

WANGER INTERNATIONAL SMALL CAP (4/30/2004)
Accumulation unit value at beginning of period                                           $ 1.00       --       --       --       --
Accumulation unit value at end of period                                                 $ 1.20       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     264       --       --       --       --

WANGER U.S. SMALLER COMPANIES (4/30/2004)
Accumulation unit value at beginning of period                                           $ 1.00       --       --       --       --
Accumulation unit value at end of period                                                 $ 1.16       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     162       --       --       --       --

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUND (3/3/2000)
Accumulation unit value at beginning of period                                           $ 0.93   $ 0.78   $ 0.90   $ 0.99   $ 1.00
Accumulation unit value at end of period                                                 $ 1.01   $ 0.93   $ 0.78   $ 0.90   $ 0.99
Number of accumulation units outstanding at end of period (000 omitted)                   8,153    8,591    8,776   10,263    5,333

WELLS FARGO ADVANTAGE EQUITY INCOME FUND (3/3/2000)
Accumulation unit value at beginning of period                                           $ 1.04   $ 0.84   $ 1.05   $ 1.13   $ 1.00
Accumulation unit value at end of period                                                 $ 1.14   $ 1.04   $ 0.84   $ 1.05   $ 1.13
Number of accumulation units outstanding at end of period (000 omitted)                   2,764    2,730    2,251    2,076      834

WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE FUND (3/3/2000)
(PREVIOUSLY WELLS FARGO VT EQUITY VALUE FUND)
Accumulation unit value at beginning of period                                           $ 0.93   $ 0.75   $ 1.00   $ 1.09   $ 1.00
Accumulation unit value at end of period                                                 $ 1.02   $ 0.93   $ 0.75   $ 1.00   $ 1.09
Number of accumulation units outstanding at end of period (000 omitted)                     839      855      689      530      191

WELLS FARGO ADVANTAGE LARGE COMPANY CORE FUND (3/3/2000)
(PREVIOUSLY WELLS FARGO VT GROWTH FUND)
Accumulation unit value at beginning of period                                           $ 0.62   $ 0.51   $ 0.69   $ 0.87   $ 1.00
Accumulation unit value at end of period                                                 $ 0.66   $ 0.62   $ 0.51   $ 0.69   $ 0.87
Number of accumulation units outstanding at end of period (000 omitted)                     455      426      422      603      402

WELLS FARGO ADVANTAGE INTERNATIONAL CORE FUND (7/3/2000)
(PREVIOUSLY WELLS FARGO VT INTERNATIONAL EQUITY FUND)
Accumulation unit value at beginning of period                                           $ 0.72   $ 0.56   $ 0.74   $ 0.89   $ 1.00
Accumulation unit value at end of period                                                 $ 0.78   $ 0.72   $ 0.56   $ 0.74   $ 0.89
Number of accumulation units outstanding at end of period (000 omitted)                     690      497      359      290      104

WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH FUND (3/3/2000)
Accumulation unit value at beginning of period                                           $ 0.65   $ 0.52   $ 0.74   $ 0.95   $ 1.00
Accumulation unit value at end of period                                                 $ 0.66   $ 0.65   $ 0.52   $ 0.74   $ 0.95
Number of accumulation units outstanding at end of period (000 omitted)                  11,951   12,549   11,956   12,882    6,802

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                       2004     2003     2002     2001     2000
-----------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE MONEY MARKET FUND (3/3/2000)
Accumulation unit value at beginning of period                                           $ 1.04   $ 1.05   $ 1.05   $ 1.03   $ 1.00
Accumulation unit value at end of period                                                 $ 1.03   $ 1.04   $ 1.05   $ 1.05   $ 1.03
Number of accumulation units outstanding at end of period (000 omitted)                   3,240    4,153    5,698    7,943    3,801

WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND (3/3/2000)
Accumulation unit value at beginning of period                                           $ 0.35   $ 0.25   $ 0.41   $ 0.56   $ 1.00
Accumulation unit value at end of period                                                 $ 0.40   $ 0.35   $ 0.25   $ 0.41   $ 0.56
Number of accumulation units outstanding at end of period (000 omitted)                   3,962    3,982    3,821    3,996    1,923

WELLS FARGO ADVANTAGE TOTAL RETURN BOND FUND (3/3/2000)
Accumulation unit value at beginning of period                                           $ 1.27   $ 1.19   $ 1.12   $ 1.06   $ 1.00
Accumulation unit value at end of period                                                 $ 1.31   $ 1.27   $ 1.19   $ 1.12   $ 1.06
Number of accumulation units outstanding at end of period (000 omitted)                   1,315    1,278    1,671    1,386      644

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.50% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.

YEAR ENDED DEC. 31,                                                                       2004     2003     2002     2001     2000
-----------------------------------------------------------------------------------------------------------------------------------
AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (5/1/2000)
Accumulation unit value at beginning of period                                           $ 1.03   $ 1.04   $ 1.05   $ 1.03   $ 1.00
Accumulation unit value at end of period                                                 $ 1.03   $ 1.03   $ 1.04   $ 1.05   $ 1.03
Number of accumulation units outstanding at end of period (000 omitted)                   1,884    2,410    4,222    3,979    2,613

AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (5/1/2000)
Accumulation unit value at beginning of period                                           $ 1.17   $ 1.14   $ 1.09   $ 1.03   $ 1.00
Accumulation unit value at end of period                                                 $ 1.21   $ 1.17   $ 1.14   $ 1.09   $ 1.03
Number of accumulation units outstanding at end of period (000 omitted)                   4,594      337      264      317       64

AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (3/3/2000)
Accumulation unit value at beginning of period                                           $ 1.20   $ 0.87   $ 1.09   $ 1.08   $ 1.00
Accumulation unit value at end of period                                                 $ 1.40   $ 1.20   $ 0.87   $ 1.09   $ 1.08
Number of accumulation units outstanding at end of period (000 omitted)                   1,191      666      368      223       66

AXP(R) VARIABLE PORTFOLIO - EQUITY SELECT FUND (8/30/2002)
Accumulation unit value at beginning of period                                           $ 1.23   $ 1.02   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.32   $ 1.23   $ 1.02       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     231       14       11       --       --

AXP(R) VARIABLE PORTFOLIO - GROWTH FUND (5/1/2000)
Accumulation unit value at beginning of period                                           $ 0.44   $ 0.36   $ 0.50   $ 0.74   $ 1.00
Accumulation unit value at end of period                                                 $ 0.47   $ 0.44   $ 0.36   $ 0.50   $ 0.74
Number of accumulation units outstanding at end of period (000 omitted)                      80      141       35       83      211

AXP(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (3/3/2000)
Accumulation unit value at beginning of period                                           $ 1.02   $ 0.83   $ 0.90   $ 0.87   $ 1.00
Accumulation unit value at end of period                                                 $ 1.12   $ 1.02   $ 0.83   $ 0.90   $ 0.87
Number of accumulation units outstanding at end of period (000 omitted)                     834      579      835      633      310

AXP(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (6/1/2004)
Accumulation unit value at beginning of period                                           $ 1.00       --       --       --       --
Accumulation unit value at end of period                                                 $ 1.10       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      --       --       --       --       --

AXP(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND* (3/3/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - CAPITAL RESOURCE FUND)
Accumulation unit value at beginning of period                                           $ 0.65   $ 0.51   $ 0.67   $ 0.83   $ 1.00
Accumulation unit value at end of period                                                 $ 0.68   $ 0.65   $ 0.51   $ 0.67   $ 0.83
Number of accumulation units outstanding at end of period (000 omitted)                   7,431      384      138      565      479
* AXP(R) VARIABLE PORTFOLIO - BLUE CHIP ADVANTAGE FUND MERGED INTO AXP(R)
VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND ON JULY 9, 2004.

AXP(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period                                           $ 1.00       --       --       --       --
Accumulation unit value at end of period                                                 $ 1.10       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      --       --       --       --       --

AXP(R) VARIABLE PORTFOLIO - MANAGED FUND (5/1/2000)
Accumulation unit value at beginning of period                                           $ 0.84   $ 0.71   $ 0.83   $ 0.94   $ 1.00
Accumulation unit value at end of period                                                 $ 0.91   $ 0.84   $ 0.71   $ 0.83   $ 0.94
Number of accumulation units outstanding at end of period (000 omitted)                   1,151      439      426      178       51

AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R) (3/3/2000)
Accumulation unit value at beginning of period                                           $ 0.67   $ 0.54   $ 0.71   $ 0.86   $ 1.00
Accumulation unit value at end of period                                                 $ 0.68   $ 0.67   $ 0.54   $ 0.71   $ 0.86
Number of accumulation units outstanding at end of period (000 omitted)                   2,370    1,967    2,700    3,128    2,130

AXP(R) VARIABLE PORTFOLIO - PARTNERS SELECT VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period                                           $ 1.00       --       --       --       --
Accumulation unit value at end of period                                                 $ 1.10       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      --       --       --       --       --

AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (5/1/2002)
Accumulation unit value at beginning of period                                           $ 1.07   $ 0.79   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.27   $ 1.07   $ 0.79       --       --
Number of accumulation units outstanding at end of period (000 omitted)                   1,175       48       22       --       --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.50% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                       2004     2003     2002     2001     2000
-----------------------------------------------------------------------------------------------------------------------------------
AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (11/6/2003)
Accumulation unit value at beginning of period                                           $ 1.06   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.15   $ 1.06       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      10       --       --       --       --

AXP(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (3/3/2000)
Accumulation unit value at beginning of period                                           $ 1.15   $ 1.15   $ 1.10   $ 1.05   $ 1.00
Accumulation unit value at end of period                                                 $ 1.14   $ 1.15   $ 1.15   $ 1.10   $ 1.05
Number of accumulation units outstanding at end of period (000 omitted)                   3,266    2,667    2,375    1,609      272

AXP(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND (3/3/2000)
Accumulation unit value at beginning of period                                           $ 0.98   $ 0.67   $ 0.83   $ 0.90   $ 1.00
Accumulation unit value at end of period                                                 $ 1.15   $ 0.98   $ 0.67   $ 0.83   $ 0.90
Number of accumulation units outstanding at end of period (000 omitted)                     878      759      350      367      173

AXP(R) VARIABLE PORTFOLIO - THREADNEEDLE EMERGING MARKETS FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND)
Accumulation unit value at beginning of period                                           $ 1.00       --       --       --       --
Accumulation unit value at end of period                                                 $ 1.17       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     822       --       --       --       --

AXP(R) VARIABLE PORTFOLIO - THREADNEEDLE INTERNATIONAL FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - INTERNATIONAL FUND)
Accumulation unit value at beginning of period                                           $ 1.00       --       --       --       --
Accumulation unit value at end of period                                                 $ 1.14       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     246       --       --       --       --

AIM V.I. BASIC VALUE FUND, SERIES II SHARES (7/31/2002)
Accumulation unit value at beginning of period                                           $ 1.25   $ 0.95   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.36   $ 1.25   $ 0.95       --       --
Number of accumulation units outstanding at end of period (000 omitted)                   1,343       77       40       --       --

AIM V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES (3/3/2000)
Accumulation unit value at beginning of period                                           $ 0.54   $ 0.42   $ 0.57   $ 0.75   $ 1.00
Accumulation unit value at end of period                                                 $ 0.57   $ 0.54   $ 0.42   $ 0.57   $ 0.75
Number of accumulation units outstanding at end of period (000 omitted)                   4,221    4,189    3,934    5,772    5,686

AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (3/1/2002)
Accumulation unit value at beginning of period                                           $ 1.00   $ 0.79   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.05   $ 1.00   $ 0.79       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      49       28        1       --       --

AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES I SHARES (5/1/2000)
Accumulation unit value at beginning of period                                           $ 0.91   $ 0.68   $ 0.88   $ 0.97   $ 1.00
Accumulation unit value at end of period                                                 $ 1.03   $ 0.91   $ 0.68   $ 0.88   $ 0.97
Number of accumulation units outstanding at end of period (000 omitted)                     137      185      221      804      850

AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (8/30/2002)
Accumulation unit value at beginning of period                                           $ 1.25   $ 0.94   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.42   $ 1.25   $ 0.94       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      18        5       --       --       --

AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (4/30/2004)
Accumulation unit value at beginning of period                                           $ 1.00       --       --       --       --
Accumulation unit value at end of period                                                 $ 1.08       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     367       --       --       --       --

AIM V.I. PREMIER EQUITY FUND, SERIES I SHARES (3/3/2000)
Accumulation unit value at beginning of period                                           $ 0.59   $ 0.48   $ 0.70   $ 0.81   $ 1.00
Accumulation unit value at end of period                                                 $ 0.61   $ 0.59   $ 0.48   $ 0.70   $ 0.81
Number of accumulation units outstanding at end of period (000 omitted)                   6,213    6,543    7,632    9,749    6,187

AIM V.I. PREMIER EQUITY FUND, SERIES II SHARES (3/1/2002)
Accumulation unit value at beginning of period                                           $ 0.91   $ 0.74   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 0.95   $ 0.91   $ 0.74       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      11        2        2       --       --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.50% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                       2004     2003     2002     2001     2000
-----------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VP GROWTH AND INCOME PORTFOLIO (CLASS B) (8/30/2002)
Accumulation unit value at beginning of period                                           $ 1.24   $ 0.95   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.36   $ 1.24   $ 0.95       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     211       31        1       --       --

ALLIANCEBERNSTEIN VP INTERNATIONAL VALUE PORTFOLIO (CLASS B) (4/30/2004)
Accumulation unit value at beginning of period                                           $ 1.00       --       --       --       --
Accumulation unit value at end of period                                                 $ 1.20       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                   1,205       --       --       --       --

ALLIANCEBERNSTEIN VP LARGE CAP GROWTH PORTFOLIO (CLASS B) (5/1/2000)
(PREVIOUSLY ALLIANCEBERNSTEIN VP PREMIER GROWTH PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                           $ 0.54   $ 0.44   $ 0.65   $ 0.80   $ 1.00
Accumulation unit value at end of period                                                 $ 0.57   $ 0.54   $ 0.44   $ 0.65   $ 0.80
Number of accumulation units outstanding at end of period (000 omitted)                     846      957    1,162    2,397    1,899

ALLIANCEBERNSTEIN VP GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (5/1/2000)
(PREVIOUSLY ALLIANCEBERNSTEIN VP TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                           $ 0.39   $ 0.27   $ 0.48   $ 0.65   $ 1.00
Accumulation unit value at end of period                                                 $ 0.40   $ 0.39   $ 0.27   $ 0.48   $ 0.65
Number of accumulation units outstanding at end of period (000 omitted)                   1,148    1,304    1,976    2,165    2,882

ALLIANCEBERNSTEIN VP TOTAL RETURN PORTFOLIO (CLASS B) (11/6/2003)
Accumulation unit value at beginning of period                                           $ 1.05   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.12   $ 1.05       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      --       --       --       --       --

ALLIANCEBERNSTEIN VP U.S. GOVERNMENT/HIGH GRADE SECURITIES PORTFOLIO (CLASS B) (5/1/2000)
Accumulation unit value at beginning of period                                           $ 1.16   $ 1.14   $ 1.07   $ 1.01   $ 1.00
Accumulation unit value at end of period                                                 $ 1.18   $ 1.16   $ 1.14   $ 1.07   $ 1.01
Number of accumulation units outstanding at end of period (000 omitted)                     918      919    1,233      854      405

AMERICAN CENTURY(R) VP INFLATION PROTECTION, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                                           $ 1.00       --       --       --       --
Accumulation unit value at end of period                                                 $ 1.05       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                   3,141       --       --       --       --

AMERICAN CENTURY(R) VP INTERNATIONAL, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                                           $ 1.00       --       --       --       --
Accumulation unit value at end of period                                                 $ 1.12       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      --       --       --       --       --

AMERICAN CENTURY(R) VP ULTRA, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                                           $ 1.00       --       --       --       --
Accumulation unit value at end of period                                                 $ 1.06       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     901       --       --       --       --

AMERICAN CENTURY(R) VP VALUE, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                                           $ 1.00       --       --       --       --
Accumulation unit value at end of period                                                 $ 1.09       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      22       --       --       --       --

BARON CAPITAL ASSET FUND - INSURANCE SHARES (5/1/2000)
Accumulation unit value at beginning of period                                           $ 1.14   $ 0.89   $ 1.06   $ 0.95   $ 1.00
Accumulation unit value at end of period                                                 $ 1.41   $ 1.14   $ 0.89   $ 1.06   $ 0.95
Number of accumulation units outstanding at end of period (000 omitted)                     497      556       47      100       44

COLONIAL SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (4/30/2004)
Accumulation unit value at beginning of period                                           $ 1.00       --       --       --       --
Accumulation unit value at end of period                                                 $ 1.17       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                       7       --       --       --       --

COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (4/30/2004)
Accumulation unit value at beginning of period                                           $ 1.00       --       --       --       --
Accumulation unit value at end of period                                                 $ 1.04       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     945       --       --       --       --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.50% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                       2004     2003     2002     2001     2000
-----------------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - MID-CAP GROWTH PORTFOLIO (5/1/2000)
Accumulation unit value at beginning of period                                           $ 0.76   $ 0.53   $ 0.77   $ 0.93   $ 1.00
Accumulation unit value at end of period                                                 $ 0.84   $ 0.76   $ 0.53   $ 0.77   $ 0.93
Number of accumulation units outstanding at end of period (000 omitted)                      37       38        9        9      103

DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARE CLASS (4/30/2004)
Accumulation unit value at beginning of period                                           $ 1.00       --       --       --       --
Accumulation unit value at end of period                                                 $ 1.13       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      13       --       --       --       --

DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARE CLASS (4/30/2004)
Accumulation unit value at beginning of period                                           $ 1.00       --       --       --       --
Accumulation unit value at end of period                                                 $ 1.03       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     384       --       --       --       --

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. - INITIAL SHARE CLASS (3/3/2000)
Accumulation unit value at beginning of period                                           $ 0.60   $ 0.48   $ 0.69   $ 0.90   $ 1.00
Accumulation unit value at end of period                                                 $ 0.62   $ 0.60   $ 0.48   $ 0.69   $ 0.90
Number of accumulation units outstanding at end of period (000 omitted)                     504      486      476      792      355

DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARE CLASS (4/30/2004)
Accumulation unit value at beginning of period                                           $ 1.00       --       --       --       --
Accumulation unit value at end of period                                                 $ 1.03       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      21       --       --       --       --

DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARE CLASS (4/30/2004)
Accumulation unit value at beginning of period                                           $ 1.00       --       --       --       --
Accumulation unit value at end of period                                                 $ 1.14       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      16       --       --       --       --

EVERGREEN VA BALANCED FUND - CLASS 2 (7/31/2002)
(PREVIOUSLY EVERGREEN VA FOUNDATION FUND - CLASS 2)
Accumulation unit value at beginning of period                                           $ 1.14   $ 1.00   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.19   $ 1.14   $ 1.00       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     152       48       --       --       --

EVERGREEN VA CORE BOND FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period                                           $ 1.06   $ 1.04   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.08   $ 1.06   $ 1.04       --       --
Number of accumulation units outstanding at end of period (000 omitted)                   1,863      223       92       --       --

EVERGREEN VA FUND - CLASS 2* (8/30/2002)
Accumulation unit value at beginning of period                                           $ 1.19   $ 0.96   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.27   $ 1.19   $ 0.96       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     161       73       --       --       --
* EVERGREEN VA FUND - CLASS 2 MERGED INTO EVERGREEN VA FUNDAMENTAL LARGE CAP
FUND - CLASS 2 ON APRIL 15, 2005.

EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2* (8/30/2002)
(PREVIOUSLY EVERGREEN VA GROWTH AND INCOME FUND - CLASS 2)
Accumulation unit value at beginning of period                                           $ 1.22   $ 0.96   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.31   $ 1.22   $ 0.96       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     341       98       --       --       --
* EVERGREEN VA FUND - CLASS 2 MERGED INTO EVERGREEN VA FUNDAMENTAL LARGE CAP
FUND - CLASS 2 ON APRIL 15, 2005.

EVERGREEN VA GROWTH FUND - CLASS 2* (7/31/2002)
Accumulation unit value at beginning of period                                           $ 1.35   $ 0.98   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.51   $ 1.35   $ 0.98       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      87       16        6       --       --
* EVERGREEN VA SPECIAL EQUITY FUND - CLASS 2 MERGED INTO EVERGREEN VA GROWTH
FUND - CLASS 2 ON APRIL 15, 2005.

EVERGREEN VA HIGH INCOME FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period                                           $ 1.20   $ 1.04   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.29   $ 1.20   $ 1.04       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     749       85       19       --       --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.50% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                       2004     2003     2002     2001     2000
-----------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period                                           $ 1.20   $ 0.93   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.41   $ 1.20   $ 0.93       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     341      115       14       --       --

EVERGREEN VA OMEGA FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period                                           $ 1.32   $ 0.96   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.39   $ 1.32   $ 0.96       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     742       91       44       --       --

EVERGREEN VA SPECIAL EQUITY FUND - CLASS 2* (8/30/2002)
Accumulation unit value at beginning of period                                           $ 1.43   $ 0.96   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.49   $ 1.43   $ 0.96       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     261       66       10       --       --
* EVERGREEN VA SPECIAL EQUITY FUND - CLASS 2 MERGED INTO EVERGREEN VA GROWTH
FUND - CLASS 2 ON APRIL 15, 2005.

EVERGREEN VA SPECIAL VALUES FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period                                           $ 1.21   $ 0.95   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.43   $ 1.21   $ 0.95       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     661       68       22       --       --

EVERGREEN VA STRATEGIC INCOME FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period                                           $ 1.24   $ 1.08   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.32   $ 1.24   $ 1.08       --       --
Number of accumulation units outstanding at end of period (000 omitted)                   2,460       56        6       --       --

FIDELITY(R) VIP BALANCED PORTFOLIO SERVICE CLASS 2 (3/1/2002)
Accumulation unit value at beginning of period                                           $ 1.02   $ 0.91   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.06   $ 1.02   $ 0.91       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      73       64       --       --       --

FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (8/30/2002)
Accumulation unit value at beginning of period                                           $ 1.22   $ 0.97   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.39   $ 1.22   $ 0.97       --       --
Number of accumulation units outstanding at end of period (000 omitted)                   2,931       54        1       --       --

FIDELITY(R) VIP DYNAMIC CAPITAL APPRECIATION PORTFOLIO SERVICE CLASS 2 (5/1/2001)
Accumulation unit value at beginning of period                                           $ 1.07   $ 0.87   $ 0.95   $ 1.00       --
Accumulation unit value at end of period                                                 $ 1.06   $ 1.07   $ 0.87   $ 0.95       --
Number of accumulation units outstanding at end of period (000 omitted)                     183      196       85       61       --

FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS (5/1/2000)
Accumulation unit value at beginning of period                                           $ 0.89   $ 0.73   $ 0.89   $ 0.99   $ 1.00
Accumulation unit value at end of period                                                 $ 0.92   $ 0.89   $ 0.73   $ 0.89   $ 0.99
Number of accumulation units outstanding at end of period (000 omitted)                   1,269      914      828      805      637

FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2 (3/1/2002)
Accumulation unit value at beginning of period                                           $ 1.02   $ 0.85   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.06   $ 1.02   $ 0.85       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     199       39       --       --       --

FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (3/1/2002)
Accumulation unit value at beginning of period                                           $ 0.95   $ 0.73   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 0.96   $ 0.95   $ 0.73       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     405       56       41       --       --

FIDELITY(R) VIP HIGH INCOME PORTFOLIO SERVICE CLASS 2 (5/1/2001)
Accumulation unit value at beginning of period                                           $ 1.16   $ 0.93   $ 0.91   $ 1.00       --
Accumulation unit value at end of period                                                 $ 1.25   $ 1.16   $ 0.93   $ 0.91       --
Number of accumulation units outstanding at end of period (000 omitted)                     560      508      136       42       --

FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                           $ 1.00       --       --       --       --
Accumulation unit value at end of period                                                 $ 1.03       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                   1,433       --       --       --       --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.50% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                       2004     2003     2002     2001     2000
-----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS (5/1/2000)
Accumulation unit value at beginning of period                                           $ 1.32   $ 0.96   $ 1.09   $ 1.14   $ 1.00
Accumulation unit value at end of period                                                 $ 1.62   $ 1.32   $ 0.96   $ 1.09   $ 1.14
Number of accumulation units outstanding at end of period (000 omitted)                   1,142    1,305    1,744    3,297    3,650

FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (5/1/2001)
Accumulation unit value at beginning of period                                           $ 1.28   $ 0.94   $ 1.06   $ 1.00       --
Accumulation unit value at end of period                                                 $ 1.57   $ 1.28   $ 0.94   $ 1.06       --
Number of accumulation units outstanding at end of period (000 omitted)                   1,888    1,114      559      156       --

FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS (5/1/2000)
Accumulation unit value at beginning of period                                           $ 0.73   $ 0.52   $ 0.66   $ 0.85   $ 1.00
Accumulation unit value at end of period                                                 $ 0.81   $ 0.73   $ 0.52   $ 0.66   $ 0.85
Number of accumulation units outstanding at end of period (000 omitted)                     188      186      165      476      506

FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (11/6/2003)
Accumulation unit value at beginning of period                                           $ 1.08   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.20   $ 1.08       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                   1,158       --       --       --       --

FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (3/3/2000)
Accumulation unit value at beginning of period                                           $ 1.25   $ 0.96   $ 0.98   $ 0.99   $ 1.00
Accumulation unit value at end of period                                                 $ 1.40   $ 1.25   $ 0.96   $ 0.98   $ 0.99
Number of accumulation units outstanding at end of period (000 omitted)                   3,719    2,346    1,370    1,111      101

FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2 (3/3/2000)
Accumulation unit value at beginning of period                                           $ 1.69   $ 1.26   $ 1.26   $ 1.18   $ 1.00
Accumulation unit value at end of period                                                 $ 2.19   $ 1.69   $ 1.26   $ 1.26   $ 1.18
Number of accumulation units outstanding at end of period (000 omitted)                     890      771      926      232       92

FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                           $ 1.00       --       --       --       --
Accumulation unit value at end of period                                                 $ 1.09       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      40       --       --       --       --

FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (3/3/2000)
(PREVIOUSLY FTVIPT FRANKLIN SMALL CAP FUND - CLASS 2)
Accumulation unit value at beginning of period                                           $ 0.48   $ 0.35   $ 0.51   $ 0.61   $ 1.00
Accumulation unit value at end of period                                                 $ 0.53   $ 0.48   $ 0.35   $ 0.51   $ 0.61
Number of accumulation units outstanding at end of period (000 omitted)                   3,250    2,995    2,561    2,597      797

FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (3/1/2002)
Accumulation unit value at beginning of period                                           $ 1.14   $ 0.88   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.39   $ 1.14   $ 0.88       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     496      190       61       --       --

FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (3/3/2000)
Accumulation unit value at beginning of period                                           $ 1.26   $ 1.02   $ 1.17   $ 1.11   $ 1.00
Accumulation unit value at end of period                                                 $ 1.39   $ 1.26   $ 1.02   $ 1.17   $ 1.11
Number of accumulation units outstanding at end of period (000 omitted)                   9,666    1,946    1,063      324       39

FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (3/1/2002)
Accumulation unit value at beginning of period                                           $ 1.09   $ 0.84   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.27   $ 1.09   $ 0.84       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     671      256       76       --       --

FTVIPT TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                           $ 1.00       --       --       --       --
Accumulation unit value at end of period                                                 $ 1.16       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                   1,266       --       --       --       --

FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                           $ 1.00       --       --       --       --
Accumulation unit value at end of period                                                 $ 1.12       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     238       --       --       --       --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.50% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                       2004     2003     2002     2001     2000
-----------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT CAPITAL GROWTH FUND (5/1/2000)
Accumulation unit value at beginning of period                                           $ 0.70   $ 0.57   $ 0.77   $ 0.91   $ 1.00
Accumulation unit value at end of period                                                 $ 0.75   $ 0.70   $ 0.57   $ 0.77   $ 0.91
Number of accumulation units outstanding at end of period (000 omitted)                     112      106       86       56       89

GOLDMAN SACHS VIT CORE(SM) U.S. EQUITY FUND (3/3/2000)
Accumulation unit value at beginning of period                                           $ 0.78   $ 0.61   $ 0.79   $ 0.92   $ 1.00
Accumulation unit value at end of period                                                 $ 0.88   $ 0.78   $ 0.61   $ 0.79   $ 0.92
Number of accumulation units outstanding at end of period (000 omitted)                   1,866    1,380    1,247    1,017      587

GOLDMAN SACHS VIT INTERNATIONAL EQUITY FUND (5/1/2000)
Accumulation unit value at beginning of period                                           $ 0.72   $ 0.54   $ 0.67   $ 0.88   $ 1.00
Accumulation unit value at end of period                                                 $ 0.81   $ 0.72   $ 0.54   $ 0.67   $ 0.88
Number of accumulation units outstanding at end of period (000 omitted)                      73       49       50       68       77

GOLDMAN SACHS VIT MID CAP VALUE FUND (3/3/2000)
Accumulation unit value at beginning of period                                           $ 1.85   $ 1.47   $ 1.56   $ 1.41   $ 1.00
Accumulation unit value at end of period                                                 $ 2.30   $ 1.85   $ 1.47   $ 1.56   $ 1.41
Number of accumulation units outstanding at end of period (000 omitted)                   1,519      906      799      626      220

JANUS ASPEN SERIES GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES (5/1/2000)
Accumulation unit value at beginning of period                                           $ 0.35   $ 0.24   $ 0.42   $ 0.68   $ 1.00
Accumulation unit value at end of period                                                 $ 0.35   $ 0.35   $ 0.24   $ 0.42   $ 0.68
Number of accumulation units outstanding at end of period (000 omitted)                     163      254      254      633      769

JANUS ASPEN SERIES LARGE CAP GROWTH PORTFOLIO: SERVICE SHARES (5/1/2000)
(PREVIOUSLY JANUS ASPEN SERIES GROWTH PORTFOLIO: SERVICE SHARES)
Accumulation unit value at beginning of period                                           $ 0.56   $ 0.44   $ 0.60   $ 0.82   $ 1.00
Accumulation unit value at end of period                                                 $ 0.58   $ 0.56   $ 0.44   $ 0.60   $ 0.82
Number of accumulation units outstanding at end of period (000 omitted)                   1,326    1,650    2,346    3,152    4,333

JANUS ASPEN SERIES INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES (5/1/2000)
Accumulation unit value at beginning of period                                           $ 0.58   $ 0.44   $ 0.60   $ 0.80   $ 1.00
Accumulation unit value at end of period                                                 $ 0.68   $ 0.58   $ 0.44   $ 0.60   $ 0.80
Number of accumulation units outstanding at end of period (000 omitted)                     446      799      541    1,195    1,077

JANUS ASPEN SERIES MID CAP GROWTH PORTFOLIO: SERVICE SHARES (5/1/2000)
Accumulation unit value at beginning of period                                           $ 0.39   $ 0.30   $ 0.42   $ 0.70   $ 1.00
Accumulation unit value at end of period                                                 $ 0.46   $ 0.39   $ 0.30   $ 0.42   $ 0.70
Number of accumulation units outstanding at end of period (000 omitted)                     370      411      456      951    1,050

JPMORGAN U.S. LARGE CAP CORE EQUITY PORTFOLIO (5/1/2000)
Accumulation unit value at beginning of period                                           $ 0.73   $ 0.58   $ 0.78   $ 0.89   $ 1.00
Accumulation unit value at end of period                                                 $ 0.78   $ 0.73   $ 0.58   $ 0.78   $ 0.89
Number of accumulation units outstanding at end of period (000 omitted)                     251      276      243      230      225

LAZARD RETIREMENT EQUITY PORTFOLIO (5/1/2000)
Accumulation unit value at beginning of period                                           $ 0.92   $ 0.75   $ 0.91   $ 1.00   $ 1.00
Accumulation unit value at end of period                                                 $ 1.01   $ 0.92   $ 0.75   $ 0.91   $ 1.00
Number of accumulation units outstanding at end of period (000 omitted)                      55       38       38       23       18

LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO (5/1/2000)
Accumulation unit value at beginning of period                                           $ 0.79   $ 0.62   $ 0.71   $ 0.95   $ 1.00
Accumulation unit value at end of period                                                 $ 0.89   $ 0.79   $ 0.62   $ 0.71   $ 0.95
Number of accumulation units outstanding at end of period (000 omitted)                      34       --       --       --       11

MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (11/6/2003)
Accumulation unit value at beginning of period                                           $ 1.02   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.10   $ 1.02       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      34       --       --       --       --

MFS(R) INVESTORS TRUST SERIES - INITIAL CLASS (3/3/2000)
Accumulation unit value at beginning of period                                           $ 0.79   $ 0.66   $ 0.84   $ 1.02   $ 1.00
Accumulation unit value at end of period                                                 $ 0.87   $ 0.79   $ 0.66   $ 0.84   $ 1.02
Number of accumulation units outstanding at end of period (000 omitted)                   1,911    1,935    1,503    1,473      440

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.50% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                       2004     2003     2002     2001     2000
-----------------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES - SERVICE CLASS (3/1/2002)
Accumulation unit value at beginning of period                                           $ 0.95   $ 0.80   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.04   $ 0.95   $ 0.80       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      50       39       --       --       --

MFS(R) NEW DISCOVERY SERIES - INITIAL CLASS (5/1/2000)
Accumulation unit value at beginning of period                                           $ 0.79   $ 0.60   $ 0.89   $ 0.95   $ 1.00
Accumulation unit value at end of period                                                 $ 0.83   $ 0.79   $ 0.60   $ 0.89   $ 0.95
Number of accumulation units outstanding at end of period (000 omitted)                     314      440      403    1,229    1,292

MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (3/1/2002)
Accumulation unit value at beginning of period                                           $ 0.96   $ 0.73   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.01   $ 0.96   $ 0.73       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      44       14        9       --       --

MFS(R) RESEARCH SERIES - INITIAL CLASS (5/1/2000)
Accumulation unit value at beginning of period                                           $ 0.64   $ 0.52   $ 0.70   $ 0.90   $ 1.00
Accumulation unit value at end of period                                                 $ 0.73   $ 0.64   $ 0.52   $ 0.70   $ 0.90
Number of accumulation units outstanding at end of period (000 omitted)                     401      360      915    1,090    1,014

MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (3/1/2002)
Accumulation unit value at beginning of period                                           $ 1.06   $ 0.93   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.16   $ 1.06   $ 0.93       --       --
Number of accumulation units outstanding at end of period (000 omitted)                   1,812      261       26       --       --

MFS(R) UTILITIES SERIES - INITIAL CLASS (3/3/2000)
Accumulation unit value at beginning of period                                           $ 0.64   $ 0.48   $ 0.63   $ 0.85   $ 1.00
Accumulation unit value at end of period                                                 $ 0.83   $ 0.64   $ 0.48   $ 0.63   $ 0.85
Number of accumulation units outstanding at end of period (000 omitted)                   2,496    2,767    2,321    2,824    1,785

MFS(R) UTILITIES SERIES - SERVICE CLASS (3/1/2002)
Accumulation unit value at beginning of period                                           $ 1.14   $ 0.85   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.45   $ 1.14   $ 0.85       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      55       11       10       --       --

OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (8/30/2002)
Accumulation unit value at beginning of period                                           $ 1.24   $ 0.97   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.31   $ 1.24   $ 0.97       --       --
Number of accumulation units outstanding at end of period (000 omitted)                   1,178       41        4       --       --

OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (5/1/2002)
Accumulation unit value at beginning of period                                           $ 1.09   $ 0.77   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.27   $ 1.09   $ 0.77       --       --
Number of accumulation units outstanding at end of period (000 omitted)                   1,120      508       78       --       --

OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES (11/6/2003)
Accumulation unit value at beginning of period                                           $ 1.03   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.10   $ 1.03       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      69        1       --       --       --

OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (7/31/2002)
Accumulation unit value at beginning of period                                           $ 1.35   $ 0.95   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.59   $ 1.35   $ 0.95       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     177       47        5       --       --

OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (5/1/2002)
Accumulation unit value at beginning of period                                           $ 1.19   $ 1.03   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.27   $ 1.19   $ 1.03       --       --
Number of accumulation units outstanding at end of period (000 omitted)                   2,643      514       73       --       --

PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (3/1/2002)
Accumulation unit value at beginning of period                                           $ 1.02   $ 0.81   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.12   $ 1.02   $ 0.81       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      76       26       22       --       --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.50% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                       2004     2003     2002     2001     2000
-----------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (5/1/2002)
Accumulation unit value at beginning of period                                           $ 0.98   $ 0.84   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.03   $ 0.98   $ 0.84       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     279      147       12       --       --

PUTNAM VT INCOME FUND - CLASS IB SHARES (3/1/2002)
Accumulation unit value at beginning of period                                           $ 1.08   $ 1.05   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.11   $ 1.08   $ 1.05       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      19       12       12       --       --

PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (3/3/2000)
Accumulation unit value at beginning of period                                           $ 0.60   $ 0.48   $ 0.59   $ 0.75   $ 1.00
Accumulation unit value at end of period                                                 $ 0.69   $ 0.60   $ 0.48   $ 0.59   $ 0.75
Number of accumulation units outstanding at end of period (000 omitted)                   3,491    3,064    3,437    4,040    2,678

PUTNAM VT RESEARCH FUND - CLASS IB SHARES (11/6/2003)
Accumulation unit value at beginning of period                                           $ 1.05   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.12   $ 1.05       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      --       --       --       --       --

PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (4/30/2004)
Accumulation unit value at beginning of period                                           $ 1.00       --       --       --       --
Accumulation unit value at end of period                                                 $ 1.18       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      56       --       --       --       --

PUTNAM VT VISTA FUND - CLASS IB SHARES (3/3/2000)
Accumulation unit value at beginning of period                                           $ 0.43   $ 0.33   $ 0.48   $ 0.74   $ 1.00
Accumulation unit value at end of period                                                 $ 0.50   $ 0.43   $ 0.33   $ 0.48   $ 0.74
Number of accumulation units outstanding at end of period (000 omitted)                   3,619    3,345    3,966    4,624    2,513

ROYCE MICRO-CAP PORTFOLIO (5/1/2000)
Accumulation unit value at beginning of period                                           $ 1.82   $ 1.24   $ 1.44   $ 1.13   $ 1.00
Accumulation unit value at end of period                                                 $ 2.04   $ 1.82   $ 1.24   $ 1.44   $ 1.13
Number of accumulation units outstanding at end of period (000 omitted)                     429      432      599      467      173

ROYCE SMALL-CAP PORTFOLIO (5/1/2000)
Accumulation unit value at beginning of period                                           $ 1.62   $ 1.17   $ 1.38   $ 1.15   $ 1.00
Accumulation unit value at end of period                                                 $ 2.00   $ 1.62   $ 1.17   $ 1.38   $ 1.15
Number of accumulation units outstanding at end of period (000 omitted)                     233      228      227      115      284

STI CLASSIC VARIABLE TRUST CAPITAL APPRECIATION FUND (11/6/2003)
Accumulation unit value at beginning of period                                           $ 1.04   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.10   $ 1.04       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     369       --       --       --       --

STI CLASSIC VARIABLE TRUST GROWTH AND INCOME FUND (11/6/2003)
Accumulation unit value at beginning of period                                           $ 1.07   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.21   $ 1.07       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      91       --       --       --       --

STI CLASSIC VARIABLE TRUST INTERNATIONAL EQUITY FUND (11/6/2003)
Accumulation unit value at beginning of period                                           $ 1.10   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.30   $ 1.10       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      --       --       --       --       --

STI CLASSIC VARIABLE TRUST INVESTMENT GRADE BOND FUND (11/6/2003)
Accumulation unit value at beginning of period                                           $ 1.01   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.04   $ 1.01       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      24       --       --       --       --

STI CLASSIC VARIABLE TRUST MID-CAP EQUITY FUND (11/6/2003)
Accumulation unit value at beginning of period                                           $ 1.04   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.20   $ 1.04       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      --       --       --       --       --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.50% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                       2004     2003     2002     2001     2000
-----------------------------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST SMALL CAP VALUE EQUITY FUND (11/6/2003)
Accumulation unit value at beginning of period                                           $ 1.07   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.31   $ 1.07       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     379       --       --       --       --

STI CLASSIC VARIABLE TRUST VALUE INCOME STOCK FUND (11/6/2003)
Accumulation unit value at beginning of period                                           $ 1.06   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.21   $ 1.06       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                       7       --       --       --       --

THIRD AVENUE VALUE PORTFOLIO (5/1/2000)
Accumulation unit value at beginning of period                                           $ 1.78   $ 1.27   $ 1.44   $ 1.29   $ 1.00
Accumulation unit value at end of period                                                 $ 2.10   $ 1.78   $ 1.27   $ 1.44   $ 1.29
Number of accumulation units outstanding at end of period (000 omitted)                     425      433      865      548      486

VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO CLASS II SHARES (8/30/2002)
Accumulation unit value at beginning of period                                           $ 1.26   $ 0.98   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.46   $ 1.26   $ 0.98       --       --
Number of accumulation units outstanding at end of period (000 omitted)                   3,087       53        9       --       --

VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO CLASS II SHARES (8/30/2002)
Accumulation unit value at beginning of period                                           $ 1.21   $ 0.96   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.36   $ 1.21   $ 0.96       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     231       50        2       --       --

VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO CLASS I SHARES (8/30/2002)
Accumulation unit value at beginning of period                                           $ 1.30   $ 0.96   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.75   $ 1.30   $ 0.96       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      32       16       --       --       --

VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO CLASS II SHARES (4/30/2004)
Accumulation unit value at beginning of period                                           $ 1.00       --       --       --       --
Accumulation unit value at end of period                                                 $ 1.38       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     204       --       --       --       --

WANGER INTERNATIONAL SMALL CAP (5/1/2000)
Accumulation unit value at beginning of period                                           $ 0.68   $ 0.47   $ 0.55   $ 0.71   $ 1.00
Accumulation unit value at end of period                                                 $ 0.88   $ 0.68   $ 0.47   $ 0.55   $ 0.71
Number of accumulation units outstanding at end of period (000 omitted)                   1,370      371      397      402      434

WANGER U.S. SMALLER COMPANIES (5/1/2000)
Accumulation unit value at beginning of period                                           $ 1.32   $ 0.93   $ 1.14   $ 1.04   $ 1.00
Accumulation unit value at end of period                                                 $ 1.54   $ 1.32   $ 0.93   $ 1.14   $ 1.04
Number of accumulation units outstanding at end of period (000 omitted)                     640      107       67       77       31

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUND (3/3/2000)
Accumulation unit value at beginning of period                                           $ 0.93   $ 0.77   $ 0.90   $ 0.98   $ 1.00
Accumulation unit value at end of period                                                 $ 1.00   $ 0.93   $ 0.77   $ 0.90   $ 0.98
Number of accumulation units outstanding at end of period (000 omitted)                   7,602    8,104    7,521    7,089    2,048

WELLS FARGO ADVANTAGE EQUITY INCOME FUND (3/3/2000)
Accumulation unit value at beginning of period                                           $ 1.04   $ 0.83   $ 1.05   $ 1.13   $ 1.00
Accumulation unit value at end of period                                                 $ 1.14   $ 1.04   $ 0.83   $ 1.05   $ 1.13
Number of accumulation units outstanding at end of period (000 omitted)                   3,406    3,317    3,205    1,972      437

WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE FUND (3/3/2000)
(PREVIOUSLY WELLS FARGO VT EQUITY VALUE FUND)
Accumulation unit value at beginning of period                                           $ 0.93   $ 0.75   $ 1.00   $ 1.09   $ 1.00
Accumulation unit value at end of period                                                 $ 1.02   $ 0.93   $ 0.75   $ 1.00   $ 1.09
Number of accumulation units outstanding at end of period (000 omitted)                   1,072      883      714      448       53

WELLS FARGO ADVANTAGE LARGE COMPANY CORE FUND (3/3/2000)
(PREVIOUSLY WELLS FARGO VT GROWTH FUND)
Accumulation unit value at beginning of period                                           $ 0.62   $ 0.51   $ 0.69   $ 0.87   $ 1.00
Accumulation unit value at end of period                                                 $ 0.66   $ 0.62   $ 0.51   $ 0.69   $ 0.87
Number of accumulation units outstanding at end of period (000 omitted)                   1,109      783      534      367      206

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.50% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                       2004     2003     2002     2001     2000
-----------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE INTERNATIONAL CORE FUND (7/3/2000)
(PREVIOUSLY WELLS FARGO VT INTERNATIONAL EQUITY FUND)
Accumulation unit value at beginning of period                                           $ 0.72   $ 0.56   $ 0.74   $ 0.89   $ 1.00
Accumulation unit value at end of period                                                 $ 0.78   $ 0.72   $ 0.56   $ 0.74   $ 0.89
Number of accumulation units outstanding at end of period (000 omitted)                     774      667      537      375       74

WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH FUND (3/3/2000)
Accumulation unit value at beginning of period                                           $ 0.65   $ 0.52   $ 0.74   $ 0.95   $ 1.00
Accumulation unit value at end of period                                                 $ 0.66   $ 0.65   $ 0.52   $ 0.74   $ 0.95
Number of accumulation units outstanding at end of period (000 omitted)                  10,150   10,578   10,235   10,689    4,598

WELLS FARGO ADVANTAGE MONEY MARKET FUND (3/3/2000)
Accumulation unit value at beginning of period                                           $ 1.03   $ 1.04   $ 1.04   $ 1.02   $ 1.00
Accumulation unit value at end of period                                                 $ 1.02   $ 1.03   $ 1.04   $ 1.04   $ 1.02
Number of accumulation units outstanding at end of period (000 omitted)                   2,899    3,637    5,843    8,907    2,106

WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND (3/3/2000)
Accumulation unit value at beginning of period                                           $ 0.35   $ 0.25   $ 0.41   $ 0.56   $ 1.00
Accumulation unit value at end of period                                                 $ 0.40   $ 0.35   $ 0.25   $ 0.41   $ 0.56
Number of accumulation units outstanding at end of period (000 omitted)                   3,349    3,200    3,011    3,655    2,209

WELLS FARGO ADVANTAGE TOTAL RETURN BOND FUND (3/3/2000)
Accumulation unit value at beginning of period                                           $ 1.27   $ 1.19   $ 1.12   $ 1.06   $ 1.00
Accumulation unit value at end of period                                                 $ 1.30   $ 1.27   $ 1.19   $ 1.12   $ 1.06
Number of accumulation units outstanding at end of period (000 omitted)                   1,514    1,482    1,583    1,373      321

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.55% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.

YEAR ENDED DEC. 31,                                                                                                  2004     2003
-----------------------------------------------------------------------------------------------------------------------------------
AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (1/29/2003)
Accumulation unit value at beginning of period                                                                      $ 0.99   $ 1.00
Accumulation unit value at end of period                                                                            $ 0.98   $ 0.99
Number of accumulation units outstanding at end of period (000 omitted)                                                568    1,098

AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (1/29/2003)
Accumulation unit value at beginning of period                                                                      $ 1.03   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.06   $ 1.03
Number of accumulation units outstanding at end of period (000 omitted)                                              1,080      392

AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (1/29/2003)
Accumulation unit value at beginning of period                                                                      $ 1.45   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.69   $ 1.45
Number of accumulation units outstanding at end of period (000 omitted)                                                443      208

AXP(R) VARIABLE PORTFOLIO - EQUITY SELECT FUND (1/29/2003)
Accumulation unit value at beginning of period                                                                      $ 1.26   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.35   $ 1.26
Number of accumulation units outstanding at end of period (000 omitted)                                                135        3

AXP(R) VARIABLE PORTFOLIO - GROWTH FUND (1/29/2003)
Accumulation unit value at beginning of period                                                                      $ 1.22   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.30   $ 1.22
Number of accumulation units outstanding at end of period (000 omitted)                                                 22       14

AXP(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (4/30/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.08       --
Number of accumulation units outstanding at end of period (000 omitted)                                                 20       --

AXP(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (6/1/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.10       --
Number of accumulation units outstanding at end of period (000 omitted)                                                 10       --

AXP(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND* (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - CAPITAL RESOURCE FUND)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.05       --
Number of accumulation units outstanding at end of period (000 omitted)                                              1,547       --
* AXP(R) VARIABLE PORTFOLIO - BLUE CHIP ADVANTAGE FUND MERGED INTO AXP(R)
VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND ON JULY 9, 2004.

AXP(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.10       --
Number of accumulation units outstanding at end of period (000 omitted)                                                 16       --

AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R) (1/29/2003)
Accumulation unit value at beginning of period                                                                      $ 1.26   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.28   $ 1.26
Number of accumulation units outstanding at end of period (000 omitted)                                                459      240

AXP(R) VARIABLE PORTFOLIO - PARTNERS SELECT VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.10       --
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (1/29/2003)
Accumulation unit value at beginning of period                                                                      $ 1.40   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.65   $ 1.40
Number of accumulation units outstanding at end of period (000 omitted)                                                581       99

AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (1/29/2003)
Accumulation unit value at beginning of period                                                                      $ 1.29   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.40   $ 1.29
Number of accumulation units outstanding at end of period (000 omitted)                                                731      508

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                                  2004     2003
-----------------------------------------------------------------------------------------------------------------------------------
AXP(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (1/29/2003)
Accumulation unit value at beginning of period                                                                      $ 1.00   $ 1.00
Accumulation unit value at end of period                                                                            $ 0.99   $ 1.00
Number of accumulation units outstanding at end of period (000 omitted)                                              1,552    1,170

AXP(R) VARIABLE PORTFOLIO - THREADNEEDLE EMERGING MARKETS FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.17       --
Number of accumulation units outstanding at end of period (000 omitted)                                                383       --

AXP(R) VARIABLE PORTFOLIO - THREADNEEDLE INTERNATIONAL FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - INTERNATIONAL FUND)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.14       --
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

AIM V.I. BASIC VALUE FUND, SERIES II SHARES (1/29/2003)
Accumulation unit value at beginning of period                                                                      $ 1.35   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.47   $ 1.35
Number of accumulation units outstanding at end of period (000 omitted)                                                889      380

AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (1/29/2003)
Accumulation unit value at beginning of period                                                                      $ 1.30   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.36   $ 1.30
Number of accumulation units outstanding at end of period (000 omitted)                                                 34       27

AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (1/29/2003)
Accumulation unit value at beginning of period                                                                      $ 1.36   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.54   $ 1.36
Number of accumulation units outstanding at end of period (000 omitted)                                                 75       14

AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.08       --
Number of accumulation units outstanding at end of period (000 omitted)                                                111       --

AIM V.I. PREMIER EQUITY FUND, SERIES II SHARES (1/29/2003)
Accumulation unit value at beginning of period                                                                      $ 1.25   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.30   $ 1.25
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

ALLIANCEBERNSTEIN VP GROWTH AND INCOME PORTFOLIO (CLASS B) (1/29/2003)
Accumulation unit value at beginning of period                                                                      $ 1.32   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.45   $ 1.32
Number of accumulation units outstanding at end of period (000 omitted)                                                531      265

ALLIANCEBERNSTEIN VP INTERNATIONAL VALUE PORTFOLIO (CLASS B) (4/30/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.20       --
Number of accumulation units outstanding at end of period (000 omitted)                                                567       --

ALLIANCEBERNSTEIN VP LARGE CAP GROWTH PORTFOLIO (CLASS B) (1/29/2003)
(PREVIOUSLY ALLIANCEBERNSTEIN VP PREMIER GROWTH PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                                                      $ 1.24   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.33   $ 1.24
Number of accumulation units outstanding at end of period (000 omitted)                                                231      185

ALLIANCEBERNSTEIN VP GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (1/29/2003)
(PREVIOUSLY ALLIANCEBERNSTEIN VP TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                                                      $ 1.41   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.46   $ 1.41
Number of accumulation units outstanding at end of period (000 omitted)                                                189      131

ALLIANCEBERNSTEIN VP TOTAL RETURN PORTFOLIO (CLASS B) (1/29/2003)
Accumulation unit value at beginning of period                                                                      $ 1.18   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.27   $ 1.18
Number of accumulation units outstanding at end of period (000 omitted)                                                115       74

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                                  2004     2003
-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY(R) VP INFLATION PROTECTION, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.05       --
Number of accumulation units outstanding at end of period (000 omitted)                                              1,194       --

AMERICAN CENTURY(R) VP INTERNATIONAL, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.12       --
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

AMERICAN CENTURY(R) VP ULTRA, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.06       --
Number of accumulation units outstanding at end of period (000 omitted)                                                268       --

AMERICAN CENTURY(R) VP VALUE, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.09       --
Number of accumulation units outstanding at end of period (000 omitted)                                                 14       --

COLONIAL SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (4/30/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.17       --
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (4/30/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.04       --
Number of accumulation units outstanding at end of period (000 omitted)                                                277       --

DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARE CLASS (4/30/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.13       --
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARE CLASS (4/30/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.03       --
Number of accumulation units outstanding at end of period (000 omitted)                                                177       --

DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARE CLASS (4/30/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.03       --
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARE CLASS (4/30/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.14       --
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

EVERGREEN VA BALANCED FUND - CLASS 2 (1/29/2003)
(PREVIOUSLY EVERGREEN VA FOUNDATION FUND - CLASS 2)
Accumulation unit value at beginning of period                                                                      $ 1.15   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.20   $ 1.15
Number of accumulation units outstanding at end of period (000 omitted)                                                161       77

EVERGREEN VA CORE BOND FUND - CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                                                                      $ 1.02   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.04   $ 1.02
Number of accumulation units outstanding at end of period (000 omitted)                                              1,660      568

EVERGREEN VA FUND - CLASS 2* (1/29/2003)
Accumulation unit value at beginning of period                                                                      $ 1.28   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.36   $ 1.28
Number of accumulation units outstanding at end of period (000 omitted)                                                402      214
* EVERGREEN VA FUND - CLASS 2 MERGED INTO EVERGREEN VA FUNDAMENTAL LARGE CAP
FUND - CLASS 2 ON APRIL 15, 2005.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                                  2004     2003
-----------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2* (1/29/2003)
(PREVIOUSLY EVERGREEN VA GROWTH AND INCOME FUND - CLASS 2)
Accumulation unit value at beginning of period                                                                      $ 1.31   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.41   $ 1.31
Number of accumulation units outstanding at end of period (000 omitted)                                                479      264
* EVERGREEN VA FUND - CLASS 2 MERGED INTO EVERGREEN VA FUNDAMENTAL LARGE CAP
FUND - CLASS 2 ON APRIL 15, 2005.

EVERGREEN VA GROWTH FUND - CLASS 2* (1/29/2003)
Accumulation unit value at beginning of period                                                                      $ 1.40   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.56   $ 1.40
Number of accumulation units outstanding at end of period (000 omitted)                                                259      155
* EVERGREEN VA SPECIAL EQUITY FUND - CLASS 2 MERGED INTO EVERGREEN VA GROWTH
FUND - CLASS 2 ON APRIL 15, 2005.

EVERGREEN VA HIGH INCOME FUND - CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                                                                      $ 1.15   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.23   $ 1.15
Number of accumulation units outstanding at end of period (000 omitted)                                              1,405      833

EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                                                                      $ 1.35   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.57   $ 1.35
Number of accumulation units outstanding at end of period (000 omitted)                                                508      247

EVERGREEN VA OMEGA FUND - CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                                                                      $ 1.40   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.48   $ 1.40
Number of accumulation units outstanding at end of period (000 omitted)                                              1,032      482

EVERGREEN VA SPECIAL EQUITY FUND - CLASS 2* (1/29/2003)
Accumulation unit value at beginning of period                                                                      $ 1.53   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.59   $ 1.53
Number of accumulation units outstanding at end of period (000 omitted)                                                192       21
* EVERGREEN VA SPECIAL EQUITY FUND - CLASS 2 MERGED INTO EVERGREEN VA GROWTH
FUND - CLASS 2 ON APRIL 15, 2005.

EVERGREEN VA SPECIAL VALUES FUND - CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                                                                      $ 1.31   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.55   $ 1.31
Number of accumulation units outstanding at end of period (000 omitted)                                                541      292

EVERGREEN VA STRATEGIC INCOME FUND - CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                                                                      $ 1.13   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.21   $ 1.13
Number of accumulation units outstanding at end of period (000 omitted)                                              1,451      530

FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                                                                      $ 1.30   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.47   $ 1.30
Number of accumulation units outstanding at end of period (000 omitted)                                              2,521      949

FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                                                                      $ 1.34   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.36   $ 1.34
Number of accumulation units outstanding at end of period (000 omitted)                                                256       63

FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.03       --
Number of accumulation units outstanding at end of period (000 omitted)                                                387       --

FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                                                                      $ 1.39   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.71   $ 1.39
Number of accumulation units outstanding at end of period (000 omitted)                                              1,244      537

FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                                                                      $ 1.46   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.63   $ 1.46
Number of accumulation units outstanding at end of period (000 omitted)                                                449       31

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                                  2004     2003
-----------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.12       --
Number of accumulation units outstanding at end of period (000 omitted)                                                122       --

FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                                                                      $ 1.40   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.81   $ 1.40
Number of accumulation units outstanding at end of period (000 omitted)                                                 33        9

FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.09       --
Number of accumulation units outstanding at end of period (000 omitted)                                                  2       --

FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (1/29/2003)
(PREVIOUSLY FTVIPT FRANKLIN SMALL CAP FUND - CLASS 2)
Accumulation unit value at beginning of period                                                                      $ 1.38   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.51   $ 1.38
Number of accumulation units outstanding at end of period (000 omitted)                                                237      132

FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                                                                      $ 1.37   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.67   $ 1.37
Number of accumulation units outstanding at end of period (000 omitted)                                                377      249

FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                                                                      $ 1.26   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.39   $ 1.26
Number of accumulation units outstanding at end of period (000 omitted)                                              4,271    2,556

FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                                                                      $ 1.34   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.56   $ 1.34
Number of accumulation units outstanding at end of period (000 omitted)                                                494      287

FTVIPT TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.16       --
Number of accumulation units outstanding at end of period (000 omitted)                                                474       --

FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.12       --
Number of accumulation units outstanding at end of period (000 omitted)                                                 16       --

GOLDMAN SACHS VIT MID CAP VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.20       --
Number of accumulation units outstanding at end of period (000 omitted)                                                435       --

MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (1/29/2003)
Accumulation unit value at beginning of period                                                                      $ 1.23   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.32   $ 1.23
Number of accumulation units outstanding at end of period (000 omitted)                                                197       87

MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (1/29/2003)
Accumulation unit value at beginning of period                                                                      $ 1.34   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.40   $ 1.34
Number of accumulation units outstanding at end of period (000 omitted)                                                116       49

MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (1/29/2003)
Accumulation unit value at beginning of period                                                                      $ 1.17   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.28   $ 1.17
Number of accumulation units outstanding at end of period (000 omitted)                                              3,031    1,127

MFS(R) UTILITIES SERIES - SERVICE CLASS (1/29/2003)
Accumulation unit value at beginning of period                                                                      $ 1.34   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.71   $ 1.34
Number of accumulation units outstanding at end of period (000 omitted)                                                174       48

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                                  2004     2003
-----------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (1/29/2003)
Accumulation unit value at beginning of period                                                                      $ 1.31   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.37   $ 1.31
Number of accumulation units outstanding at end of period (000 omitted)                                              1,265      187

OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (1/29/2003)
Accumulation unit value at beginning of period                                                                      $ 1.46   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.71   $ 1.46
Number of accumulation units outstanding at end of period (000 omitted)                                                201       56

OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES (1/29/2003)
Accumulation unit value at beginning of period                                                                      $ 1.20   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.29   $ 1.20
Number of accumulation units outstanding at end of period (000 omitted)                                                484      274

OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (1/29/2003)
Accumulation unit value at beginning of period                                                                      $ 1.44   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.69   $ 1.44
Number of accumulation units outstanding at end of period (000 omitted)                                                435      155

OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (1/29/2003)
Accumulation unit value at beginning of period                                                                      $ 1.14   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.22   $ 1.14
Number of accumulation units outstanding at end of period (000 omitted)                                              3,250    1,732

PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (1/29/2003)
Accumulation unit value at beginning of period                                                                      $ 1.29   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.41   $ 1.29
Number of accumulation units outstanding at end of period (000 omitted)                                                102       86

PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (1/29/2003)
Accumulation unit value at beginning of period                                                                      $ 1.19   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.25   $ 1.19
Number of accumulation units outstanding at end of period (000 omitted)                                                 93       30

PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (1/29/2003)
Accumulation unit value at beginning of period                                                                      $ 1.35   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.54   $ 1.35
Number of accumulation units outstanding at end of period (000 omitted)                                                469      199

PUTNAM VT RESEARCH FUND - CLASS IB SHARES (1/29/2003)
Accumulation unit value at beginning of period                                                                      $ 1.27   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.34   $ 1.27
Number of accumulation units outstanding at end of period (000 omitted)                                                  7        7

PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.18       --
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

PUTNAM VT VISTA FUND - CLASS IB SHARES (1/29/2003)
Accumulation unit value at beginning of period                                                                      $ 1.33   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.55   $ 1.33
Number of accumulation units outstanding at end of period (000 omitted)                                                 14       11

STI CLASSIC VARIABLE TRUST CAPITAL APPRECIATION FUND (1/29/2003)
Accumulation unit value at beginning of period                                                                      $ 1.20   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.26   $ 1.20
Number of accumulation units outstanding at end of period (000 omitted)                                                218       99

STI CLASSIC VARIABLE TRUST GROWTH AND INCOME FUND (1/29/2003)
Accumulation unit value at beginning of period                                                                      $ 1.28   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.44   $ 1.28
Number of accumulation units outstanding at end of period (000 omitted)                                                 77       66

STI CLASSIC VARIABLE TRUST INTERNATIONAL EQUITY FUND (1/29/2003)
Accumulation unit value at beginning of period                                                                      $ 1.43   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.68   $ 1.43
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                                  2004     2003
-----------------------------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST INVESTMENT GRADE BOND FUND (1/29/2003)
Accumulation unit value at beginning of period                                                                      $ 1.00   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.03   $ 1.00
Number of accumulation units outstanding at end of period (000 omitted)                                                 81       79

STI CLASSIC VARIABLE TRUST MID-CAP EQUITY FUND (1/29/2003)
Accumulation unit value at beginning of period                                                                      $ 1.31   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.51   $ 1.31
Number of accumulation units outstanding at end of period (000 omitted)                                                 13       13

STI CLASSIC VARIABLE TRUST SMALL CAP VALUE EQUITY FUND (1/29/2003)
Accumulation unit value at beginning of period                                                                      $ 1.40   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.71   $ 1.40
Number of accumulation units outstanding at end of period (000 omitted)                                                132       53

STI CLASSIC VARIABLE TRUST VALUE INCOME STOCK FUND (1/29/2003)
Accumulation unit value at beginning of period                                                                      $ 1.27   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.44   $ 1.27
Number of accumulation units outstanding at end of period (000 omitted)                                                146       68

VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO CLASS II SHARES (1/29/2003)
Accumulation unit value at beginning of period                                                                      $ 1.31   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.51   $ 1.31
Number of accumulation units outstanding at end of period (000 omitted)                                              1,561      157

VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO CLASS II SHARES (1/29/2003)
Accumulation unit value at beginning of period                                                                      $ 1.29   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.45   $ 1.29
Number of accumulation units outstanding at end of period (000 omitted)                                                192      117

VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO CLASS I SHARES (1/29/2003)
Accumulation unit value at beginning of period                                                                      $ 1.42   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.91   $ 1.42
Number of accumulation units outstanding at end of period (000 omitted)                                                 49       29

VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO CLASS II SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.38       --
Number of accumulation units outstanding at end of period (000 omitted)                                                 44       --

WANGER INTERNATIONAL SMALL CAP (4/30/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.20       --
Number of accumulation units outstanding at end of period (000 omitted)                                                214       --

WANGER U.S. SMALLER COMPANIES (4/30/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.15       --
Number of accumulation units outstanding at end of period (000 omitted)                                                300       --

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUND (4/30/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.08       --
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

WELLS FARGO ADVANTAGE EQUITY INCOME FUND (4/30/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.08       --
Number of accumulation units outstanding at end of period (000 omitted)                                                 17       --

WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE FUND (4/30/2004)
(PREVIOUSLY WELLS FARGO VT EQUITY VALUE FUND)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.08       --
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                                  2004     2003
-----------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE LARGE COMPANY CORE FUND (4/30/2004)
(PREVIOUSLY WELLS FARGO VT GROWTH FUND)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.06       --
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

WELLS FARGO ADVANTAGE INTERNATIONAL CORE FUND (4/30/2004)
(PREVIOUSLY WELLS FARGO VT INTERNATIONAL EQUITY FUND)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.11       --
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH FUND (4/30/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.03       --
Number of accumulation units outstanding at end of period (000 omitted)                                                 17       --

WELLS FARGO ADVANTAGE MONEY MARKET FUND (4/30/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.00       --
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND (4/30/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.06       --
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

WELLS FARGO ADVANTAGE TOTAL RETURN BOND FUND (4/30/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.03       --
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.60% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.

YEAR ENDED DEC. 31,                                                                       2004     2003     2002     2001     2000
-----------------------------------------------------------------------------------------------------------------------------------
AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (2/11/2000)
Accumulation unit value at beginning of period                                           $ 1.03   $ 1.04   $ 1.05   $ 1.03   $ 1.00
Accumulation unit value at end of period                                                 $ 1.02   $ 1.03   $ 1.04   $ 1.05   $ 1.03
Number of accumulation units outstanding at end of period (000 omitted)                   5,813    9,032   12,876   11,399   11,511

AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (2/11/2000)
Accumulation unit value at beginning of period                                           $ 1.17   $ 1.14   $ 1.09   $ 1.03   $ 1.00
Accumulation unit value at end of period                                                 $ 1.20   $ 1.17   $ 1.14   $ 1.09   $ 1.03
Number of accumulation units outstanding at end of period (000 omitted)                   1,267      849      894    1,363      688

AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (2/11/2000)
Accumulation unit value at beginning of period                                           $ 1.19   $ 0.86   $ 1.08   $ 1.07   $ 1.00
Accumulation unit value at end of period                                                 $ 1.39   $ 1.19   $ 0.86   $ 1.08   $ 1.07
Number of accumulation units outstanding at end of period (000 omitted)                     854      518      179      367       52

AXP(R) VARIABLE PORTFOLIO - EQUITY SELECT FUND (8/30/2002)
Accumulation unit value at beginning of period                                           $ 1.23   $ 1.02   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.32   $ 1.23   $ 1.02       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     202        8       --       --       --

AXP(R) VARIABLE PORTFOLIO - GROWTH FUND (2/11/2000)
Accumulation unit value at beginning of period                                           $ 0.46   $ 0.38   $ 0.52   $ 0.77   $ 1.00
Accumulation unit value at end of period                                                 $ 0.49   $ 0.46   $ 0.38   $ 0.52   $ 0.77
Number of accumulation units outstanding at end of period (000 omitted)                     733      539      476      546      554

AXP(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (2/11/2000)
Accumulation unit value at beginning of period                                           $ 1.03   $ 0.83   $ 0.91   $ 0.88   $ 1.00
Accumulation unit value at end of period                                                 $ 1.13   $ 1.03   $ 0.83   $ 0.91   $ 0.88
Number of accumulation units outstanding at end of period (000 omitted)                   3,591    3,747    3,634    2,458      390

AXP(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND* (2/11/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - CAPITAL RESOURCE FUND)
Accumulation unit value at beginning of period                                           $ 0.67   $ 0.52   $ 0.68   $ 0.85   $ 1.00
Accumulation unit value at end of period                                                 $ 0.69   $ 0.67   $ 0.52   $ 0.68   $ 0.85
Number of accumulation units outstanding at end of period (000 omitted)                   3,213      184      144      795      785
* AXP(R) VARIABLE PORTFOLIO - BLUE CHIP ADVANTAGE FUND MERGED INTO AXP(R)
VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND ON JULY 9, 2004.

AXP(R) VARIABLE PORTFOLIO - MANAGED FUND (2/11/2000)
Accumulation unit value at beginning of period                                           $ 0.88   $ 0.74   $ 0.86   $ 0.98   $ 1.00
Accumulation unit value at end of period                                                 $ 0.94   $ 0.88   $ 0.74   $ 0.86   $ 0.98
Number of accumulation units outstanding at end of period (000 omitted)                   1,424    1,263      915      851      613

AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R) (2/11/2000)
Accumulation unit value at beginning of period                                           $ 0.70   $ 0.57   $ 0.74   $ 0.90   $ 1.00
Accumulation unit value at end of period                                                 $ 0.71   $ 0.70   $ 0.57   $ 0.74   $ 0.90
Number of accumulation units outstanding at end of period (000 omitted)                   1,568    1,779    2,097    2,896    2,468

AXP(R) VARIABLE PORTFOLIO - PARTNERS SELECT VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period                                           $ 1.00       --       --       --       --
Accumulation unit value at end of period                                                 $ 1.10       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      --       --       --       --       --

AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (7/31/2002)
Accumulation unit value at beginning of period                                           $ 1.30   $ 0.96   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.53   $ 1.30   $ 0.96       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     718       23        3       --       --

AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (1/29/2003)
Accumulation unit value at beginning of period                                           $ 1.29   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.40   $ 1.29       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     199       32       --       --       --

AXP(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (2/11/2000)
Accumulation unit value at beginning of period                                           $ 1.16   $ 1.16   $ 1.11   $ 1.06   $ 1.00
Accumulation unit value at end of period                                                 $ 1.15   $ 1.16   $ 1.16   $ 1.11   $ 1.06
Number of accumulation units outstanding at end of period (000 omitted)                     765      812      397      424       24

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.60% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                       2004     2003     2002     2001     2000
-----------------------------------------------------------------------------------------------------------------------------------
AXP(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND (2/11/2000)
Accumulation unit value at beginning of period                                           $ 1.09   $ 0.75   $ 0.92   $ 1.00   $ 1.00
Accumulation unit value at end of period                                                 $ 1.28   $ 1.09   $ 0.75   $ 0.92   $ 1.00
Number of accumulation units outstanding at end of period (000 omitted)                     616      743      259      474      147

AXP(R) VARIABLE PORTFOLIO - THREADNEEDLE EMERGING MARKETS FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND)
Accumulation unit value at beginning of period                                           $ 1.00       --       --       --       --
Accumulation unit value at end of period                                                 $ 1.17       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     424       --       --       --       --

AIM V.I. BASIC VALUE FUND, SERIES II SHARES (7/31/2002)
Accumulation unit value at beginning of period                                           $ 1.25   $ 0.95   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.36   $ 1.25   $ 0.95       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     123       83       --       --       --

AIM V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES (2/11/2000)
Accumulation unit value at beginning of period                                           $ 0.60   $ 0.47   $ 0.63   $ 0.83   $ 1.00
Accumulation unit value at end of period                                                 $ 0.63   $ 0.60   $ 0.47   $ 0.63   $ 0.83
Number of accumulation units outstanding at end of period (000 omitted)                   4,617    5,063    5,490   10,247    8,641

AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (3/1/2002)
Accumulation unit value at beginning of period                                           $ 1.00   $ 0.79   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.05   $ 1.00   $ 0.79       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     121       18       --       --       --

AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES I SHARES (2/11/2000)
Accumulation unit value at beginning of period                                           $ 0.90   $ 0.68   $ 0.88   $ 0.97   $ 1.00
Accumulation unit value at end of period                                                 $ 1.03   $ 0.90   $ 0.68   $ 0.88   $ 0.97
Number of accumulation units outstanding at end of period (000 omitted)                   1,399    1,743    1,419    3,126    3,627

AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (8/30/2002)
Accumulation unit value at beginning of period                                           $ 1.25   $ 0.94   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.42   $ 1.25   $ 0.94       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      52       11       --       --       --

AIM V.I. PREMIER EQUITY FUND, SERIES I SHARES (2/11/2000)
Accumulation unit value at beginning of period                                           $ 0.60   $ 0.49   $ 0.71   $ 0.83   $ 1.00
Accumulation unit value at end of period                                                 $ 0.63   $ 0.60   $ 0.49   $ 0.71   $ 0.83
Number of accumulation units outstanding at end of period (000 omitted)                   4,850    5,337    5,773    8,588   10,738

AIM V.I. PREMIER EQUITY FUND, SERIES II SHARES (3/1/2002)
Accumulation unit value at beginning of period                                           $ 0.91   $ 0.74   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 0.94   $ 0.91   $ 0.74       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      --       --       --       --       --

ALLIANCEBERNSTEIN VP GROWTH AND INCOME PORTFOLIO (CLASS B) (8/30/2002)
Accumulation unit value at beginning of period                                           $ 1.24   $ 0.95   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.36   $ 1.24   $ 0.95       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      79       20        1       --       --

ALLIANCEBERNSTEIN VP INTERNATIONAL VALUE PORTFOLIO (CLASS B) (4/30/2004)
Accumulation unit value at beginning of period                                           $ 1.00       --       --       --       --
Accumulation unit value at end of period                                                 $ 1.20       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     627       --       --       --       --

ALLIANCEBERNSTEIN VP LARGE CAP GROWTH PORTFOLIO (CLASS B) (2/11/2000)
(PREVIOUSLY ALLIANCEBERNSTEIN VP PREMIER GROWTH PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                           $ 0.58   $ 0.48   $ 0.70   $ 0.86   $ 1.00
Accumulation unit value at end of period                                                 $ 0.62   $ 0.58   $ 0.48   $ 0.70   $ 0.86
Number of accumulation units outstanding at end of period (000 omitted)                   3,938    4,901    4,631    7,466    9,298

ALLIANCEBERNSTEIN VP GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (2/11/2000)
(PREVIOUSLY ALLIANCEBERNSTEIN VP TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                           $ 0.41   $ 0.29   $ 0.51   $ 0.70   $ 1.00
Accumulation unit value at end of period                                                 $ 0.43   $ 0.41   $ 0.29   $ 0.51   $ 0.70
Number of accumulation units outstanding at end of period (000 omitted)                   3,267    3,866    3,655    6,380    9,543

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.60% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                       2004     2003     2002     2001     2000
-----------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VP TOTAL RETURN PORTFOLIO (CLASS B) (1/29/2003)
Accumulation unit value at beginning of period                                           $ 1.15   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.23   $ 1.15       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      11       --       --       --       --

ALLIANCEBERNSTEIN VP U.S. GOVERNMENT/HIGH GRADE SECURITIES PORTFOLIO (CLASS B) (2/11/2000)
Accumulation unit value at beginning of period                                           $ 1.25   $ 1.23   $ 1.16   $ 1.09   $ 1.00
Accumulation unit value at end of period                                                 $ 1.27   $ 1.25   $ 1.23   $ 1.16   $ 1.09
Number of accumulation units outstanding at end of period (000 omitted)                     920      966    1,192    1,123      319

AMERICAN CENTURY(R) VP INFLATION PROTECTION, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                                           $ 1.00       --       --       --       --
Accumulation unit value at end of period                                                 $ 1.05       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     799       --       --       --       --

AMERICAN CENTURY(R) VP VALUE, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                                           $ 1.00       --       --       --       --
Accumulation unit value at end of period                                                 $ 1.09       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      41       --       --       --       --

BARON CAPITAL ASSET FUND - INSURANCE SHARES (2/11/2000)
Accumulation unit value at beginning of period                                           $ 1.15   $ 0.89   $ 1.06   $ 0.96   $ 1.00
Accumulation unit value at end of period                                                 $ 1.42   $ 1.15   $ 0.89   $ 1.06   $ 0.96
Number of accumulation units outstanding at end of period (000 omitted)                   1,061    1,193      624    1,044      668

CREDIT SUISSE TRUST - MID-CAP GROWTH PORTFOLIO (2/11/2000)
Accumulation unit value at beginning of period                                           $ 0.67   $ 0.48   $ 0.69   $ 0.83   $ 1.00
Accumulation unit value at end of period                                                 $ 0.75   $ 0.67   $ 0.48   $ 0.69   $ 0.83
Number of accumulation units outstanding at end of period (000 omitted)                     364      530      329      852    1,637

DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARE CLASS (4/30/2004)
Accumulation unit value at beginning of period                                           $ 1.00       --       --       --       --
Accumulation unit value at end of period                                                 $ 1.03       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     206       --       --       --       --

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. - INITIAL SHARE CLASS (3/3/2003)
Accumulation unit value at beginning of period                                           $ 1.29   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.34   $ 1.29       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      --       --       --       --       --

DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARE CLASS (4/30/2004)
Accumulation unit value at beginning of period                                           $ 1.00       --       --       --       --
Accumulation unit value at end of period                                                 $ 1.03       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      88       --       --       --       --

EVERGREEN VA BALANCED FUND - CLASS 2 (7/31/2002)
(PREVIOUSLY EVERGREEN VA FOUNDATION FUND - CLASS 2)
Accumulation unit value at beginning of period                                           $ 1.13   $ 1.00   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.18   $ 1.13   $ 1.00       --       --
Number of accumulation units outstanding at end of period (000 omitted)                       7        7       --       --       --

EVERGREEN VA CORE BOND FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period                                           $ 1.06   $ 1.04   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.08   $ 1.06   $ 1.04       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     329      310       --       --       --

EVERGREEN VA FUND - CLASS 2* (8/30/2002)
Accumulation unit value at beginning of period                                           $ 1.19   $ 0.96   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.27   $ 1.19   $ 0.96       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      69       69       --       --       --
* EVERGREEN VA FUND - CLASS 2 MERGED INTO EVERGREEN VA FUNDAMENTAL LARGE CAP
FUND - CLASS 2 ON APRIL 15, 2005.

EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2* (8/30/2002)
(PREVIOUSLY EVERGREEN VA GROWTH AND INCOME FUND - CLASS 2)
Accumulation unit value at beginning of period                                           $ 1.22   $ 0.96   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.31   $ 1.22   $ 0.96       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      89       90       21       --       --
* EVERGREEN VA FUND - CLASS 2 MERGED INTO EVERGREEN VA FUNDAMENTAL LARGE CAP
FUND - CLASS 2 ON APRIL 15, 2005.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.60% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                       2004     2003     2002     2001     2000
-----------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA GROWTH FUND - CLASS 2* (7/31/2002)
Accumulation unit value at beginning of period                                           $ 1.34   $ 0.98   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.50   $ 1.34   $ 0.98       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      16       14       --       --       --
* EVERGREEN VA SPECIAL EQUITY FUND - CLASS 2 MERGED INTO EVERGREEN VA GROWTH
FUND - CLASS 2 ON APRIL 15, 2005.

EVERGREEN VA HIGH INCOME FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period                                           $ 1.20   $ 1.03   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.28   $ 1.20   $ 1.03       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     181      123       --       --       --

EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period                                           $ 1.20   $ 0.93   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.40   $ 1.20   $ 0.93       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     169      123       --       --       --

EVERGREEN VA OMEGA FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period                                           $ 1.32   $ 0.96   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.39   $ 1.32   $ 0.96       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      82       65        3       --       --

EVERGREEN VA SPECIAL EQUITY FUND - CLASS 2* (8/30/2002)
Accumulation unit value at beginning of period                                           $ 1.43   $ 0.96   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.49   $ 1.43   $ 0.96       --       --
Number of accumulation units outstanding at end of period (000 omitted)                       5        4       --       --       --
* EVERGREEN VA SPECIAL EQUITY FUND - CLASS 2 MERGED INTO EVERGREEN VA GROWTH
FUND - CLASS 2 ON APRIL 15, 2005.

EVERGREEN VA SPECIAL VALUES FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period                                           $ 1.21   $ 0.95   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.43   $ 1.21   $ 0.95       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      78       55        2       --       --

EVERGREEN VA STRATEGIC INCOME FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period                                           $ 1.24   $ 1.08   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.32   $ 1.24   $ 1.08       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      95       76       --       --       --

FIDELITY(R) VIP BALANCED PORTFOLIO SERVICE CLASS 2 (3/1/2002)
Accumulation unit value at beginning of period                                           $ 1.05   $ 0.91   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.09   $ 1.05   $ 0.91       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      14       15        3       --       --

FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (8/30/2002)
Accumulation unit value at beginning of period                                           $ 1.22   $ 0.97   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.38   $ 1.22   $ 0.97       --       --
Number of accumulation units outstanding at end of period (000 omitted)                   1,696      275       --       --       --

FIDELITY(R) VIP DYNAMIC CAPITAL APPRECIATION PORTFOLIO SERVICE CLASS 2 (3/3/2003)
Accumulation unit value at beginning of period                                           $ 1.27   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.27   $ 1.27       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      --       --       --       --       --

FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS (2/11/2000)
Accumulation unit value at beginning of period                                           $ 0.91   $ 0.74   $ 0.91   $ 1.01   $ 1.00
Accumulation unit value at end of period                                                 $ 0.94   $ 0.91   $ 0.74   $ 0.91   $ 1.01
Number of accumulation units outstanding at end of period (000 omitted)                   4,085    3,720    3,068    2,950    2,250

FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2 (3/1/2002)
Accumulation unit value at beginning of period                                           $ 1.02   $ 0.85   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.06   $ 1.02   $ 0.85       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      --       --       --       --       --

FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (3/1/2002)
Accumulation unit value at beginning of period                                           $ 0.95   $ 0.73   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 0.96   $ 0.95   $ 0.73       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      70       50       --       --       --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.60% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                       2004     2003     2002     2001     2000
-----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP HIGH INCOME PORTFOLIO SERVICE CLASS 2 (3/3/2003)
Accumulation unit value at beginning of period                                           $ 1.21   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.30   $ 1.21       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      --       --       --       --       --

FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS (2/11/2000)
Accumulation unit value at beginning of period                                           $ 1.31   $ 0.96   $ 1.09   $ 1.14   $ 1.00
Accumulation unit value at end of period                                                 $ 1.61   $ 1.31   $ 0.96   $ 1.09   $ 1.14
Number of accumulation units outstanding at end of period (000 omitted)                   4,551    5,037    5,481    7,878   10,072

FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (3/1/2002)
Accumulation unit value at beginning of period                                           $ 1.21   $ 0.89   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.49   $ 1.21   $ 0.89       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     299      170       27       --       --

FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS (2/11/2000)
Accumulation unit value at beginning of period                                           $ 0.68   $ 0.48   $ 0.62   $ 0.80   $ 1.00
Accumulation unit value at end of period                                                 $ 0.76   $ 0.68   $ 0.48   $ 0.62   $ 0.80
Number of accumulation units outstanding at end of period (000 omitted)                   1,219    1,060    3,767      933    1,064

FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                                           $ 1.46   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.63   $ 1.46       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     422       --       --       --       --

FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (3/3/2003)
Accumulation unit value at beginning of period                                           $ 1.24   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.39   $ 1.24       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      21       --       --       --       --

FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2 (2/11/2000)
Accumulation unit value at beginning of period                                           $ 1.88   $ 1.41   $ 1.40   $ 1.32   $ 1.00
Accumulation unit value at end of period                                                 $ 2.44   $ 1.88   $ 1.41   $ 1.40   $ 1.32
Number of accumulation units outstanding at end of period (000 omitted)                     841      925      967      685      269

FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (3/1/2002)
(PREVIOUSLY FTVIPT FRANKLIN SMALL CAP FUND - CLASS 2)
Accumulation unit value at beginning of period                                           $ 1.02   $ 0.75   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.12   $ 1.02   $ 0.75       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     142       94       --       --       --

FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (3/1/2002)
Accumulation unit value at beginning of period                                           $ 1.14   $ 0.88   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.39   $ 1.14   $ 0.88       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      70       52       --       --       --

FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (2/11/2000)
Accumulation unit value at beginning of period                                           $ 1.34   $ 1.09   $ 1.25   $ 1.19   $ 1.00
Accumulation unit value at end of period                                                 $ 1.48   $ 1.34   $ 1.09   $ 1.25   $ 1.19
Number of accumulation units outstanding at end of period (000 omitted)                   2,461    1,354      690      473       79

FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (3/1/2002)
Accumulation unit value at beginning of period                                           $ 1.09   $ 0.84   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.27   $ 1.09   $ 0.84       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     833      387      330       --       --

FTVIPT TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                           $ 1.00       --       --       --       --
Accumulation unit value at end of period                                                 $ 1.16       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     313       --       --       --       --

GOLDMAN SACHS VIT CAPITAL GROWTH FUND (2/11/2000)
Accumulation unit value at beginning of period                                           $ 0.72   $ 0.59   $ 0.80   $ 0.95   $ 1.00
Accumulation unit value at end of period                                                 $ 0.78   $ 0.72   $ 0.59   $ 0.80   $ 0.95
Number of accumulation units outstanding at end of period (000 omitted)                   1,121    1,066    1,135    1,090    1,157

GOLDMAN SACHS VIT CORE(SM) U.S. EQUITY FUND (2/11/2000)
Accumulation unit value at beginning of period                                           $ 0.79   $ 0.62   $ 0.81   $ 0.94   $ 1.00
Accumulation unit value at end of period                                                 $ 0.90   $ 0.79   $ 0.62   $ 0.81   $ 0.94
Number of accumulation units outstanding at end of period (000 omitted)                     911      741      666    1,747    1,910

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.60% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                       2004     2003     2002     2001     2000
-----------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT INTERNATIONAL EQUITY FUND (2/11/2000)
Accumulation unit value at beginning of period                                           $ 0.69   $ 0.52   $ 0.65   $ 0.85   $ 1.00
Accumulation unit value at end of period                                                 $ 0.78   $ 0.69   $ 0.52   $ 0.65   $ 0.85
Number of accumulation units outstanding at end of period (000 omitted)                     618      735      634      630      621

GOLDMAN SACHS VIT MID CAP VALUE FUND (3/3/2003)
Accumulation unit value at beginning of period                                           $ 1.33   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.65   $ 1.33       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     393       --       --       --       --

JANUS ASPEN SERIES GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES (5/1/2000)
Accumulation unit value at beginning of period                                           $ 0.35   $ 0.24   $ 0.42   $ 0.68   $ 1.00
Accumulation unit value at end of period                                                 $ 0.35   $ 0.35   $ 0.24   $ 0.42   $ 0.68
Number of accumulation units outstanding at end of period (000 omitted)                   1,339    2,256    1,352    2,516    3,873

JANUS ASPEN SERIES LARGE CAP GROWTH PORTFOLIO: SERVICE SHARES (2/11/2000)
(PREVIOUSLY JANUS ASPEN SERIES GROWTH PORTFOLIO: SERVICE SHARES)
Accumulation unit value at beginning of period                                           $ 0.56   $ 0.43   $ 0.60   $ 0.81   $ 1.00
Accumulation unit value at end of period                                                 $ 0.57   $ 0.56   $ 0.43   $ 0.60   $ 0.81
Number of accumulation units outstanding at end of period (000 omitted)                   4,012    5,078    5,747    8,149   12,345

JANUS ASPEN SERIES INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES (2/11/2000)
Accumulation unit value at beginning of period                                           $ 0.53   $ 0.40   $ 0.55   $ 0.73   $ 1.00
Accumulation unit value at end of period                                                 $ 0.62   $ 0.53   $ 0.40   $ 0.55   $ 0.73
Number of accumulation units outstanding at end of period (000 omitted)                   3,282    4,438    4,904    7,177    7,309

JANUS ASPEN SERIES MID CAP GROWTH PORTFOLIO: SERVICE SHARES (2/11/2000)
Accumulation unit value at beginning of period                                           $ 0.33   $ 0.25   $ 0.35   $ 0.58   $ 1.00
Accumulation unit value at end of period                                                 $ 0.39   $ 0.33   $ 0.25   $ 0.35   $ 0.58
Number of accumulation units outstanding at end of period (000 omitted)                   3,020    3,748    3,767    5,754    8,739

JPMORGAN U.S. LARGE CAP CORE EQUITY PORTFOLIO (2/11/2000)
Accumulation unit value at beginning of period                                           $ 0.76   $ 0.60   $ 0.81   $ 0.93   $ 1.00
Accumulation unit value at end of period                                                 $ 0.82   $ 0.76   $ 0.60   $ 0.81   $ 0.93
Number of accumulation units outstanding at end of period (000 omitted)                   1,124    1,065      952    1,041      696

LAZARD RETIREMENT EQUITY PORTFOLIO (2/11/2000)
Accumulation unit value at beginning of period                                           $ 0.99   $ 0.81   $ 0.98   $ 1.08   $ 1.00
Accumulation unit value at end of period                                                 $ 1.09   $ 0.99   $ 0.81   $ 0.98   $ 1.08
Number of accumulation units outstanding at end of period (000 omitted)                     271      193      147       63       70

LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO (2/11/2000)
Accumulation unit value at beginning of period                                           $ 0.79   $ 0.62   $ 0.71   $ 0.95   $ 1.00
Accumulation unit value at end of period                                                 $ 0.89   $ 0.79   $ 0.62   $ 0.71   $ 0.95
Number of accumulation units outstanding at end of period (000 omitted)                     430      427      281      201      101

MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (1/29/2003)
Accumulation unit value at beginning of period                                           $ 1.23   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.32   $ 1.23       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      --       --       --       --       --

MFS(R) INVESTORS TRUST SERIES - INITIAL CLASS (3/3/2003)
Accumulation unit value at beginning of period                                           $ 1.25   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.37   $ 1.25       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      --       --       --       --       --

MFS(R) INVESTORS TRUST SERIES - SERVICE CLASS (3/1/2002)
Accumulation unit value at beginning of period                                           $ 0.95   $ 0.80   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.04   $ 0.95   $ 0.80       --       --
Number of accumulation units outstanding at end of period (000 omitted)                       8       --       --       --       --

MFS(R) NEW DISCOVERY SERIES - INITIAL CLASS (2/11/2000)
Accumulation unit value at beginning of period                                           $ 0.73   $ 0.55   $ 0.82   $ 0.88   $ 1.00
Accumulation unit value at end of period                                                 $ 0.76   $ 0.73   $ 0.55   $ 0.82   $ 0.88
Number of accumulation units outstanding at end of period (000 omitted)                   2,485    5,133    4,295    9,128    5,110

MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (3/1/2002)
Accumulation unit value at beginning of period                                           $ 0.96   $ 0.73   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.01   $ 0.96   $ 0.73       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      13       13       --       --       --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.60% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                       2004     2003     2002     2001     2000
-----------------------------------------------------------------------------------------------------------------------------------
MFS(R) RESEARCH SERIES - INITIAL CLASS (2/11/2000)
Accumulation unit value at beginning of period                                           $ 0.67   $ 0.55   $ 0.73   $ 0.95   $ 1.00
Accumulation unit value at end of period                                                 $ 0.76   $ 0.67   $ 0.55   $ 0.73   $ 0.95
Number of accumulation units outstanding at end of period (000 omitted)                   2,940    2,362    2,675    3,850    2,978

MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (3/1/2002)
Accumulation unit value at beginning of period                                           $ 1.06   $ 0.93   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.16   $ 1.06   $ 0.93       --       --
Number of accumulation units outstanding at end of period (000 omitted)                   1,589    1,453        6       --       --

MFS(R) UTILITIES SERIES - INITIAL CLASS (2/11/2000)
Accumulation unit value at beginning of period                                           $ 0.75   $ 0.56   $ 0.73   $ 0.98   $ 1.00
Accumulation unit value at end of period                                                 $ 0.96   $ 0.75   $ 0.56   $ 0.73   $ 0.98
Number of accumulation units outstanding at end of period (000 omitted)                   1,728    1,521    2,042    2,469    3,551

MFS(R) UTILITIES SERIES - SERVICE CLASS (3/1/2002)
Accumulation unit value at beginning of period                                           $ 1.11   $ 0.85   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.41   $ 1.11   $ 0.85       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      56       34       --       --       --

OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (8/30/2002)
Accumulation unit value at beginning of period                                           $ 1.24   $ 0.97   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.30   $ 1.24   $ 0.97       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     322      165       --       --       --

OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (8/30/2002)
Accumulation unit value at beginning of period                                           $ 1.30   $ 0.93   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.52   $ 1.30   $ 0.93       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      54       13        9       --       --

OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES (1/29/2003)
Accumulation unit value at beginning of period                                           $ 1.11   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.19   $ 1.11       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      16       14       --       --       --

OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (7/31/2002)
Accumulation unit value at beginning of period                                           $ 1.35   $ 0.95   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.58   $ 1.35   $ 0.95       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     106       81       13       --       --

OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (8/30/2002)
Accumulation unit value at beginning of period                                           $ 1.12   $ 1.04   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.20   $ 1.12   $ 1.04       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     741      108       --       --       --

PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (3/1/2002)
Accumulation unit value at beginning of period                                           $ 1.00   $ 0.81   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.09   $ 1.00   $ 0.81       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      37       39       --       --       --

PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (8/30/2002)
Accumulation unit value at beginning of period                                           $ 1.13   $ 0.97   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.20   $ 1.13   $ 0.97       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      44       28       --       --       --

PUTNAM VT INCOME FUND - CLASS IB SHARES (3/1/2002)
Accumulation unit value at beginning of period                                           $ 1.08   $ 1.05   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.11   $ 1.08   $ 1.05       --       --
Number of accumulation units outstanding at end of period (000 omitted)                       2       16       16       --       --

PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (3/1/2002)
Accumulation unit value at beginning of period                                           $ 1.07   $ 0.85   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.22   $ 1.07   $ 0.85       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      83       77        7       --       --

PUTNAM VT RESEARCH FUND - CLASS IB SHARES (1/29/2003)
Accumulation unit value at beginning of period                                           $ 1.27   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.34   $ 1.27       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      --       --       --       --       --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.60% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                       2004     2003     2002     2001     2000
-----------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (4/30/2004)
Accumulation unit value at beginning of period                                           $ 1.00       --       --       --       --
Accumulation unit value at end of period                                                 $ 1.18       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      --       --       --       --       --

PUTNAM VT VISTA FUND - CLASS IB SHARES (3/1/2002)
Accumulation unit value at beginning of period                                           $ 0.97   $ 0.74   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.14   $ 0.97   $ 0.74       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      --       --       --       --       --

ROYCE MICRO-CAP PORTFOLIO (2/11/2000)
Accumulation unit value at beginning of period                                           $ 1.90   $ 1.29   $ 1.51   $ 1.18   $ 1.00
Accumulation unit value at end of period                                                 $ 2.13   $ 1.90   $ 1.29   $ 1.51   $ 1.18
Number of accumulation units outstanding at end of period (000 omitted)                   1,354      833    1,130    1,596      491

ROYCE SMALL-CAP PORTFOLIO (2/11/2000)
Accumulation unit value at beginning of period                                           $ 1.86   $ 1.34   $ 1.58   $ 1.33   $ 1.00
Accumulation unit value at end of period                                                 $ 2.29   $ 1.86   $ 1.34   $ 1.58   $ 1.33
Number of accumulation units outstanding at end of period (000 omitted)                     852      678      993      705      640

STI CLASSIC VARIABLE TRUST CAPITAL APPRECIATION FUND (1/29/2003)
Accumulation unit value at beginning of period                                           $ 1.20   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.26   $ 1.20       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                       4        4       --       --       --

STI CLASSIC VARIABLE TRUST GROWTH AND INCOME FUND (1/29/2003)
Accumulation unit value at beginning of period                                           $ 1.28   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.44   $ 1.28       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                       5       --       --       --       --

STI CLASSIC VARIABLE TRUST INTERNATIONAL EQUITY FUND (1/29/2003)
Accumulation unit value at beginning of period                                           $ 1.43   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.67   $ 1.43       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      --       --       --       --       --

STI CLASSIC VARIABLE TRUST INVESTMENT GRADE BOND FUND (1/29/2003)
Accumulation unit value at beginning of period                                           $ 1.01   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.04   $ 1.01       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      91       12       --       --       --

STI CLASSIC VARIABLE TRUST MID-CAP EQUITY FUND (1/29/2003)
Accumulation unit value at beginning of period                                           $ 1.31   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.50   $ 1.31       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      --       --       --       --       --

STI CLASSIC VARIABLE TRUST SMALL CAP VALUE EQUITY FUND (1/29/2003)
Accumulation unit value at beginning of period                                           $ 1.40   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.71   $ 1.40       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                       4        2       --       --       --

STI CLASSIC VARIABLE TRUST VALUE INCOME STOCK FUND (1/29/2003)
Accumulation unit value at beginning of period                                           $ 1.26   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.42   $ 1.26       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      30        4       --       --       --

THIRD AVENUE VALUE PORTFOLIO (2/11/2000)
Accumulation unit value at beginning of period                                           $ 1.92   $ 1.37   $ 1.56   $ 1.39   $ 1.00
Accumulation unit value at end of period                                                 $ 2.27   $ 1.92   $ 1.37   $ 1.56   $ 1.39
Number of accumulation units outstanding at end of period (000 omitted)                   1,239    1,160    1,457    1,689      785

VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO CLASS II SHARES (8/30/2002)
Accumulation unit value at beginning of period                                           $ 1.26   $ 0.98   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.46   $ 1.26   $ 0.98       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     959      110        3       --       --

VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO CLASS II SHARES (8/30/2002)
Accumulation unit value at beginning of period                                           $ 1.21   $ 0.96   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.36   $ 1.21   $ 0.96       --       --
Number of accumulation units outstanding at end of period (000 omitted)                       3        3       --       --       --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.60% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                       2004     2003     2002     2001     2000
-----------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO CLASS I SHARES (8/30/2002)
Accumulation unit value at beginning of period                                           $ 1.30   $ 0.96   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.74   $ 1.30   $ 0.96       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      35       25       --       --       --

WANGER INTERNATIONAL SMALL CAP (2/11/2000)
Accumulation unit value at beginning of period                                           $ 0.52   $ 0.35   $ 0.42   $ 0.54   $ 1.00
Accumulation unit value at end of period                                                 $ 0.66   $ 0.52   $ 0.35   $ 0.42   $ 0.54
Number of accumulation units outstanding at end of period (000 omitted)                     895      861      813    1,918    1,867

WANGER U.S. SMALLER COMPANIES (2/11/2000)
Accumulation unit value at beginning of period                                           $ 1.01   $ 0.72   $ 0.88   $ 0.80   $ 1.00
Accumulation unit value at end of period                                                 $ 1.18   $ 1.01   $ 0.72   $ 0.88   $ 0.80
Number of accumulation units outstanding at end of period (000 omitted)                   1,310      833      774    1,045      527

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUND (3/3/2003)
Accumulation unit value at beginning of period                                           $ 1.24   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.33   $ 1.24       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      43       43       --       --       --

WELLS FARGO ADVANTAGE EQUITY INCOME FUND (2/11/2000)
Accumulation unit value at beginning of period                                           $ 1.04   $ 0.84   $ 1.05   $ 1.13   $ 1.00
Accumulation unit value at end of period                                                 $ 1.14   $ 1.04   $ 0.84   $ 1.05   $ 1.13
Number of accumulation units outstanding at end of period (000 omitted)                   1,400      495      368      132       47

WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE FUND (3/3/2003)
(PREVIOUSLY WELLS FARGO VT EQUITY VALUE FUND)
Accumulation unit value at beginning of period                                           $ 1.30   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.43   $ 1.30       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      --       --       --       --       --

WELLS FARGO ADVANTAGE LARGE COMPANY CORE FUND (3/3/2003)
(PREVIOUSLY WELLS FARGO VT GROWTH FUND)
Accumulation unit value at beginning of period                                           $ 1.25   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.33   $ 1.25       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      --       --       --       --       --

WELLS FARGO ADVANTAGE INTERNATIONAL CORE FUND (3/3/2003)
(PREVIOUSLY WELLS FARGO VT INTERNATIONAL EQUITY FUND)
Accumulation unit value at beginning of period                                           $ 1.39   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.50   $ 1.39       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      --       --       --       --       --

WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH FUND (3/3/2003)
Accumulation unit value at beginning of period                                           $ 1.30   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.32   $ 1.30       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     620       --       --       --       --

WELLS FARGO ADVANTAGE MONEY MARKET FUND (3/3/2003)
Accumulation unit value at beginning of period                                           $ 0.99   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 0.98   $ 0.99       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      75       --       --       --       --

WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND (3/3/2003)
Accumulation unit value at beginning of period                                           $ 1.49   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.67   $ 1.49       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      --       --       --       --       --

WELLS FARGO ADVANTAGE TOTAL RETURN BOND FUND (3/3/2003)
Accumulation unit value at beginning of period                                           $ 1.01   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.04   $ 1.01       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     508       --       --       --       --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.65% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.

YEAR ENDED DEC. 31,                                                                       2004     2003     2002     2001     2000
-----------------------------------------------------------------------------------------------------------------------------------
AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (1/29/2003)
Accumulation unit value at beginning of period                                           $ 0.99   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 0.98   $ 0.99       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     287      357       --       --       --

AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (1/29/2003)
Accumulation unit value at beginning of period                                           $ 1.03   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.05   $ 1.03       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                   1,444      591       --       --       --

AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (3/3/2000)
Accumulation unit value at beginning of period                                           $ 1.20   $ 0.86   $ 1.08   $ 1.08   $ 1.00
Accumulation unit value at end of period                                                 $ 1.39   $ 1.20   $ 0.86   $ 1.08   $ 1.08
Number of accumulation units outstanding at end of period (000 omitted)                     286      196       36       34        3

AXP(R) VARIABLE PORTFOLIO - EQUITY SELECT FUND (1/29/2003)
Accumulation unit value at beginning of period                                           $ 1.26   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.35   $ 1.26       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      44        6       --       --       --

AXP(R) VARIABLE PORTFOLIO - GROWTH FUND (1/29/2003)
Accumulation unit value at beginning of period                                           $ 1.22   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.30   $ 1.22       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      --       --       --       --       --

AXP(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (3/3/2000)
Accumulation unit value at beginning of period                                           $ 1.02   $ 0.83   $ 0.90   $ 0.88   $ 1.00
Accumulation unit value at end of period                                                 $ 1.12   $ 1.02   $ 0.83   $ 0.90   $ 0.88
Number of accumulation units outstanding at end of period (000 omitted)                     436      245      216      178       62

AXP(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (6/1/2004)
Accumulation unit value at beginning of period                                           $ 1.00       --       --       --       --
Accumulation unit value at end of period                                                 $ 1.10       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      --       --       --       --       --

AXP(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND* (3/3/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - CAPITAL RESOURCE FUND)
Accumulation unit value at beginning of period                                           $ 0.65   $ 0.51   $ 0.67   $ 0.83   $ 1.00
Accumulation unit value at end of period                                                 $ 0.68   $ 0.65   $ 0.51   $ 0.67   $ 0.83
Number of accumulation units outstanding at end of period (000 omitted)                   2,949      133       79      101       13
* AXP(R) VARIABLE PORTFOLIO - BLUE CHIP ADVANTAGE FUND MERGED INTO AXP(R)
VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND ON JULY 9, 2004.

AXP(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period                                           $ 1.00       --       --       --       --
Accumulation unit value at end of period                                                 $ 1.10       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      --       --       --       --       --

AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R) (3/3/2000)
Accumulation unit value at beginning of period                                           $ 0.66   $ 0.54   $ 0.70   $ 0.86   $ 1.00
Accumulation unit value at end of period                                                 $ 0.67   $ 0.66   $ 0.54   $ 0.70   $ 0.86
Number of accumulation units outstanding at end of period (000 omitted)                     675      647      363      701      483

AXP(R) VARIABLE PORTFOLIO - PARTNERS SELECT VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period                                           $ 1.00       --       --       --       --
Accumulation unit value at end of period                                                 $ 1.10       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      --       --       --       --       --

AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (5/1/2002)
Accumulation unit value at beginning of period                                           $ 1.07   $ 0.79   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.26   $ 1.07   $ 0.79       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     926       92       --       --       --

AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (1/29/2003)
Accumulation unit value at beginning of period                                           $ 1.29   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.40   $ 1.29       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      57       34       --       --       --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.65% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                       2004     2003     2002     2001     2000
-----------------------------------------------------------------------------------------------------------------------------------
AXP(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (3/3/2000)
Accumulation unit value at beginning of period                                           $ 1.14   $ 1.15   $ 1.10   $ 1.05   $ 1.00
Accumulation unit value at end of period                                                 $ 1.13   $ 1.14   $ 1.15   $ 1.10   $ 1.05
Number of accumulation units outstanding at end of period (000 omitted)                   2,105    1,933    1,155      592      331

AXP(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND (3/3/2000)
Accumulation unit value at beginning of period                                           $ 0.98   $ 0.67   $ 0.82   $ 0.90   $ 1.00
Accumulation unit value at end of period                                                 $ 1.14   $ 0.98   $ 0.67   $ 0.82   $ 0.90
Number of accumulation units outstanding at end of period (000 omitted)                      47       47       37       43       39

AXP(R) VARIABLE PORTFOLIO - THREADNEEDLE EMERGING MARKETS FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND)
Accumulation unit value at beginning of period                                           $ 1.00       --       --       --       --
Accumulation unit value at end of period                                                 $ 1.17       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     418       --       --       --       --

AXP(R) VARIABLE PORTFOLIO - THREADNEEDLE INTERNATIONAL FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - INTERNATIONAL FUND)
Accumulation unit value at beginning of period                                           $ 1.00       --       --       --       --
Accumulation unit value at end of period                                                 $ 1.14       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      --       --       --       --       --

AIM V.I. BASIC VALUE FUND, SERIES II SHARES (1/29/2003)
Accumulation unit value at beginning of period                                           $ 1.35   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.47   $ 1.35       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                   1,173      333       --       --       --

AIM V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES (3/3/2000)
Accumulation unit value at beginning of period                                           $ 0.54   $ 0.42   $ 0.57   $ 0.75   $ 1.00
Accumulation unit value at end of period                                                 $ 0.56   $ 0.54   $ 0.42   $ 0.57   $ 0.75
Number of accumulation units outstanding at end of period (000 omitted)                     416      470      489      494      149

AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (1/29/2003)
Accumulation unit value at beginning of period                                           $ 1.30   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.36   $ 1.30       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      36       20       --       --       --

AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (1/29/2003)
Accumulation unit value at beginning of period                                           $ 1.36   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.54   $ 1.36       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      46       36       --       --       --

AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (4/30/2004)
Accumulation unit value at beginning of period                                           $ 1.00       --       --       --       --
Accumulation unit value at end of period                                                 $ 1.08       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     266       --       --       --       --

AIM V.I. PREMIER EQUITY FUND, SERIES I SHARES (3/3/2000)
Accumulation unit value at beginning of period                                           $ 0.59   $ 0.48   $ 0.69   $ 0.81   $ 1.00
Accumulation unit value at end of period                                                 $ 0.61   $ 0.59   $ 0.48   $ 0.69   $ 0.81
Number of accumulation units outstanding at end of period (000 omitted)                     881      967    1,112    1,872    1,483

AIM V.I. PREMIER EQUITY FUND, SERIES II SHARES (1/29/2003)
Accumulation unit value at beginning of period                                           $ 1.25   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.30   $ 1.25       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      20        3       --       --       --

ALLIANCEBERNSTEIN VP GROWTH AND INCOME PORTFOLIO (CLASS B) (1/29/2003)
Accumulation unit value at beginning of period                                           $ 1.32   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.45   $ 1.32       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     622      246       --       --       --

ALLIANCEBERNSTEIN VP INTERNATIONAL VALUE PORTFOLIO (CLASS B) (4/30/2004)
Accumulation unit value at beginning of period                                           $ 1.00       --       --       --       --
Accumulation unit value at end of period                                                 $ 1.20       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     537       --       --       --       --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.65% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                       2004     2003     2002     2001     2000
-----------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VP LARGE CAP GROWTH PORTFOLIO (CLASS B) (1/29/2003)
(PREVIOUSLY ALLIANCEBERNSTEIN VP PREMIER GROWTH PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                           $ 1.24   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.33   $ 1.24       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     187      127       --       --       --

ALLIANCEBERNSTEIN VP GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (1/29/2003)
(PREVIOUSLY ALLIANCEBERNSTEIN VP TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                           $ 1.41   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.45   $ 1.41       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     158       63       --       --       --

ALLIANCEBERNSTEIN VP TOTAL RETURN PORTFOLIO (CLASS B) (1/29/2003)
Accumulation unit value at beginning of period                                           $ 1.15   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.23   $ 1.15       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                       1       --       --       --       --

AMERICAN CENTURY(R) VP INFLATION PROTECTION, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                                           $ 1.00       --       --       --       --
Accumulation unit value at end of period                                                 $ 1.05       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                   1,212       --       --       --       --

AMERICAN CENTURY(R) VP INTERNATIONAL, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                                           $ 1.00       --       --       --       --
Accumulation unit value at end of period                                                 $ 1.12       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      --       --       --       --       --

AMERICAN CENTURY(R) VP ULTRA, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                                           $ 1.00       --       --       --       --
Accumulation unit value at end of period                                                 $ 1.06       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     814       --       --       --       --

AMERICAN CENTURY(R) VP VALUE, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                                           $ 1.00       --       --       --       --
Accumulation unit value at end of period                                                 $ 1.09       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      --       --       --       --       --

COLONIAL SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (4/30/2004)
Accumulation unit value at beginning of period                                           $ 1.00       --       --       --       --
Accumulation unit value at end of period                                                 $ 1.17       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                       5       --       --       --       --

COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (4/30/2004)
Accumulation unit value at beginning of period                                           $ 1.00       --       --       --       --
Accumulation unit value at end of period                                                 $ 1.04       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     419       --       --       --       --

DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARE CLASS (4/30/2004)
Accumulation unit value at beginning of period                                           $ 1.00       --       --       --       --
Accumulation unit value at end of period                                                 $ 1.13       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      --       --       --       --       --

DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARE CLASS (4/30/2004)
Accumulation unit value at beginning of period                                           $ 1.00       --       --       --       --
Accumulation unit value at end of period                                                 $ 1.03       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     249       --       --       --       --

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. - INITIAL SHARE CLASS (3/3/2000)
Accumulation unit value at beginning of period                                           $ 0.59   $ 0.48   $ 0.68   $ 0.90   $ 1.00
Accumulation unit value at end of period                                                 $ 0.62   $ 0.59   $ 0.48   $ 0.68   $ 0.90
Number of accumulation units outstanding at end of period (000 omitted)                     109      119      156      191       71

DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARE CLASS (4/30/2004)
Accumulation unit value at beginning of period                                           $ 1.00       --       --       --       --
Accumulation unit value at end of period                                                 $ 1.03       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      --       --       --       --       --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.65% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                       2004     2003     2002     2001     2000
-----------------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARE CLASS (4/30/2004)
Accumulation unit value at beginning of period                                           $ 1.00       --       --       --       --
Accumulation unit value at end of period                                                 $ 1.14       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      --       --       --       --       --

EVERGREEN VA BALANCED FUND - CLASS 2 (1/29/2003)
(PREVIOUSLY EVERGREEN VA FOUNDATION FUND - CLASS 2)
Accumulation unit value at beginning of period                                           $ 1.15   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.20   $ 1.15       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     305      233       --       --       --

EVERGREEN VA CORE BOND FUND - CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                                           $ 1.02   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.04   $ 1.02       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                   1,090      742       --       --       --

EVERGREEN VA FUND - CLASS 2* (1/29/2003)
Accumulation unit value at beginning of period                                           $ 1.27   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.36   $ 1.27       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     238      185       --       --       --
* EVERGREEN VA FUND - CLASS 2 MERGED INTO EVERGREEN VA FUNDAMENTAL LARGE CAP
FUND - CLASS 2 ON APRIL 15, 2005.

EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2* (1/29/2003)
(PREVIOUSLY EVERGREEN VA GROWTH AND INCOME FUND - CLASS 2)
Accumulation unit value at beginning of period                                           $ 1.31   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.40   $ 1.31       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     397      293       --       --       --
* EVERGREEN VA FUND - CLASS 2 MERGED INTO EVERGREEN VA FUNDAMENTAL LARGE CAP
FUND - CLASS 2 ON APRIL 15, 2005.

EVERGREEN VA GROWTH FUND - CLASS 2* (1/29/2003)
Accumulation unit value at beginning of period                                           $ 1.39   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.56   $ 1.39       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     136      101       --       --       --
* EVERGREEN VA SPECIAL EQUITY FUND - CLASS 2 MERGED INTO EVERGREEN VA GROWTH
FUND - CLASS 2 ON APRIL 15, 2005.

EVERGREEN VA HIGH INCOME FUND - CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                                           $ 1.15   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.22   $ 1.15       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     441      362       --       --       --

EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                                           $ 1.34   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.57   $ 1.34       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     320      216       --       --       --

EVERGREEN VA OMEGA FUND - CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                                           $ 1.40   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.48   $ 1.40       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     336      232       --       --       --

EVERGREEN VA SPECIAL EQUITY FUND - CLASS 2* (1/29/2003)
Accumulation unit value at beginning of period                                           $ 1.53   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.59   $ 1.53       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      42        9       --       --       --
* EVERGREEN VA SPECIAL EQUITY FUND - CLASS 2 MERGED INTO EVERGREEN VA GROWTH
FUND - CLASS 2 ON APRIL 15, 2005.

EVERGREEN VA SPECIAL VALUES FUND - CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                                           $ 1.31   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.55   $ 1.31       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     637      390       --       --       --

EVERGREEN VA STRATEGIC INCOME FUND - CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                                           $ 1.13   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.20   $ 1.13       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                   1,205      654       --       --       --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.65% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                       2004     2003     2002     2001     2000
-----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                                           $ 1.30   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.47   $ 1.30       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                   4,083    1,989       --       --       --

FIDELITY(R) VIP DYNAMIC CAPITAL APPRECIATION PORTFOLIO SERVICE CLASS 2 (5/1/2001)
Accumulation unit value at beginning of period                                           $ 1.06   $ 0.86   $ 0.95   $ 1.00       --
Accumulation unit value at end of period                                                 $ 1.06   $ 1.06   $ 0.86   $ 0.95       --
Number of accumulation units outstanding at end of period (000 omitted)                       1        1       10        3       --

FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                                           $ 1.34   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.36   $ 1.34       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     199      141       --       --       --

FIDELITY(R) VIP HIGH INCOME PORTFOLIO SERVICE CLASS 2 (5/1/2001)
Accumulation unit value at beginning of period                                           $ 1.15   $ 0.92   $ 0.91   $ 1.00       --
Accumulation unit value at end of period                                                 $ 1.24   $ 1.15   $ 0.92   $ 0.91       --
Number of accumulation units outstanding at end of period (000 omitted)                      22       26       13       13       --

FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                           $ 1.00       --       --       --       --
Accumulation unit value at end of period                                                 $ 1.03       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     708       --       --       --       --

FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (5/1/2001)
Accumulation unit value at beginning of period                                           $ 1.28   $ 0.94   $ 1.06   $ 1.00       --
Accumulation unit value at end of period                                                 $ 1.57   $ 1.28   $ 0.94   $ 1.06       --
Number of accumulation units outstanding at end of period (000 omitted)                   1,002      621       42        8       --

FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                                           $ 1.46   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.63   $ 1.46       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     375        6       --       --       --

FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (3/3/2000)
Accumulation unit value at beginning of period                                           $ 1.24   $ 0.96   $ 0.98   $ 0.99   $ 1.00
Accumulation unit value at end of period                                                 $ 1.39   $ 1.24   $ 0.96   $ 0.98   $ 0.99
Number of accumulation units outstanding at end of period (000 omitted)                     448      360      343      285      177

FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2 (3/3/2000)
Accumulation unit value at beginning of period                                           $ 1.68   $ 1.26   $ 1.25   $ 1.18   $ 1.00
Accumulation unit value at end of period                                                 $ 2.18   $ 1.68   $ 1.26   $ 1.25   $ 1.18
Number of accumulation units outstanding at end of period (000 omitted)                     154       90       58       11        2

FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                           $ 1.00       --       --       --       --
Accumulation unit value at end of period                                                 $ 1.09       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      11       --       --       --       --

FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (3/3/2000)
(PREVIOUSLY FTVIPT FRANKLIN SMALL CAP FUND - CLASS 2)
Accumulation unit value at beginning of period                                           $ 0.48   $ 0.35   $ 0.50   $ 0.60   $ 1.00
Accumulation unit value at end of period                                                 $ 0.52   $ 0.48   $ 0.35   $ 0.50   $ 0.60
Number of accumulation units outstanding at end of period (000 omitted)                   1,247      982      331      348      258

FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (5/1/2002)
Accumulation unit value at beginning of period                                           $ 1.03   $ 0.79   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.25   $ 1.03   $ 0.79       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     471      247        4       --       --

FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (3/3/2000)
Accumulation unit value at beginning of period                                           $ 1.25   $ 1.02   $ 1.17   $ 1.11   $ 1.00
Accumulation unit value at end of period                                                 $ 1.38   $ 1.25   $ 1.02   $ 1.17   $ 1.11
Number of accumulation units outstanding at end of period (000 omitted)                   5,447    3,579      123       41        3

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.65% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                       2004     2003     2002     2001     2000
-----------------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                                           $ 1.34   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.56   $ 1.34       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     404      261       --       --       --

FTVIPT TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                           $ 1.00       --       --       --       --
Accumulation unit value at end of period                                                 $ 1.16       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     454       --       --       --       --

FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                           $ 1.00       --       --       --       --
Accumulation unit value at end of period                                                 $ 1.12       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     127       --       --       --       --

GOLDMAN SACHS VIT CORE(SM) U.S. EQUITY FUND (3/3/2000)
Accumulation unit value at beginning of period                                           $ 0.78   $ 0.61   $ 0.79   $ 0.91   $ 1.00
Accumulation unit value at end of period                                                 $ 0.88   $ 0.78   $ 0.61   $ 0.79   $ 0.91
Number of accumulation units outstanding at end of period (000 omitted)                     282      210      204      212      144

GOLDMAN SACHS VIT MID CAP VALUE FUND (3/3/2000)
Accumulation unit value at beginning of period                                           $ 1.84   $ 1.46   $ 1.56   $ 1.41   $ 1.00
Accumulation unit value at end of period                                                 $ 2.28   $ 1.84   $ 1.46   $ 1.56   $ 1.41
Number of accumulation units outstanding at end of period (000 omitted)                     431      147      125      110       37

MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (1/29/2003)
Accumulation unit value at beginning of period                                           $ 1.23   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.32   $ 1.23       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      75       75       --       --       --

MFS(R) INVESTORS TRUST SERIES - INITIAL CLASS (3/3/2000)
Accumulation unit value at beginning of period                                           $ 0.79   $ 0.65   $ 0.84   $ 1.02   $ 1.00
Accumulation unit value at end of period                                                 $ 0.86   $ 0.79   $ 0.65   $ 0.84   $ 1.02
Number of accumulation units outstanding at end of period (000 omitted)                      54       60       68       87       57

MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (1/29/2003)
Accumulation unit value at beginning of period                                           $ 1.34   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.40   $ 1.34       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     142      117       --       --       --

MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (1/29/2003)
Accumulation unit value at beginning of period                                           $ 1.17   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.28   $ 1.17       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                   3,185    2,107       --       --       --

MFS(R) UTILITIES SERIES - INITIAL CLASS (3/3/2000)
Accumulation unit value at beginning of period                                           $ 0.64   $ 0.48   $ 0.63   $ 0.85   $ 1.00
Accumulation unit value at end of period                                                 $ 0.82   $ 0.64   $ 0.48   $ 0.63   $ 0.85
Number of accumulation units outstanding at end of period (000 omitted)                     358      415      453      567      366

MFS(R) UTILITIES SERIES - SERVICE CLASS (1/29/2003)
Accumulation unit value at beginning of period                                           $ 1.30   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.67   $ 1.30       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     111       59       --       --       --

OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (1/29/2003)
Accumulation unit value at beginning of period                                           $ 1.31   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.37   $ 1.31       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     747      148       --       --       --

OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (5/1/2002)
Accumulation unit value at beginning of period                                           $ 1.07   $ 0.77   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.26   $ 1.07   $ 0.77       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     327      229       --       --       --

OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES (1/29/2003)
Accumulation unit value at beginning of period                                           $ 1.20   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.29   $ 1.20       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     214      167       --       --       --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.65% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                       2004     2003     2002     2001     2000
-----------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (1/29/2003)
Accumulation unit value at beginning of period                                           $ 1.44   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.69   $ 1.44       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     179      148       --       --       --

OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (5/1/2002)
Accumulation unit value at beginning of period                                           $ 1.19   $ 1.03   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.26   $ 1.19   $ 1.03       --       --
Number of accumulation units outstanding at end of period (000 omitted)                   3,248    1,819       --       --       --

PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (1/29/2003)
Accumulation unit value at beginning of period                                           $ 1.29   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.41   $ 1.29       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      45       37       --       --       --

PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (5/1/2002)
Accumulation unit value at beginning of period                                           $ 0.97   $ 0.84   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.03   $ 0.97   $ 0.84       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     148      132       33       --       --

PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (3/3/2000)
Accumulation unit value at beginning of period                                           $ 0.60   $ 0.47   $ 0.59   $ 0.75   $ 1.00
Accumulation unit value at end of period                                                 $ 0.68   $ 0.60   $ 0.47   $ 0.59   $ 0.75
Number of accumulation units outstanding at end of period (000 omitted)                   1,360    1,054      666      730      499

PUTNAM VT RESEARCH FUND - CLASS IB SHARES (1/29/2003)
Accumulation unit value at beginning of period                                           $ 1.27   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.34   $ 1.27       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      --       --       --       --       --

PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (4/30/2004)
Accumulation unit value at beginning of period                                           $ 1.00       --       --       --       --
Accumulation unit value at end of period                                                 $ 1.18       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      --       --       --       --       --

PUTNAM VT VISTA FUND - CLASS IB SHARES (3/3/2000)
Accumulation unit value at beginning of period                                           $ 0.43   $ 0.33   $ 0.48   $ 0.73   $ 1.00
Accumulation unit value at end of period                                                 $ 0.50   $ 0.43   $ 0.33   $ 0.48   $ 0.73
Number of accumulation units outstanding at end of period (000 omitted)                     657      650      608      668      384

STI CLASSIC VARIABLE TRUST CAPITAL APPRECIATION FUND (1/29/2003)
Accumulation unit value at beginning of period                                           $ 1.20   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.26   $ 1.20       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      86       62       --       --       --

STI CLASSIC VARIABLE TRUST GROWTH AND INCOME FUND (1/29/2003)
Accumulation unit value at beginning of period                                           $ 1.28   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.44   $ 1.28       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      12        6       --       --       --

STI CLASSIC VARIABLE TRUST INTERNATIONAL EQUITY FUND (1/29/2003)
Accumulation unit value at beginning of period                                           $ 1.42   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.67   $ 1.42       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      12        8       --       --       --

STI CLASSIC VARIABLE TRUST INVESTMENT GRADE BOND FUND (1/29/2003)
Accumulation unit value at beginning of period                                           $ 1.01   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.04   $ 1.01       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     107       16       --       --       --

STI CLASSIC VARIABLE TRUST MID-CAP EQUITY FUND (1/29/2003)
Accumulation unit value at beginning of period                                           $ 1.31   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.50   $ 1.31       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      10        6       --       --       --

STI CLASSIC VARIABLE TRUST SMALL CAP VALUE EQUITY FUND (1/29/2003)
Accumulation unit value at beginning of period                                           $ 1.40   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.71   $ 1.40       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      24       13       --       --       --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.65% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                       2004     2003     2002     2001     2000
-----------------------------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST VALUE INCOME STOCK FUND (1/29/2003)
Accumulation unit value at beginning of period                                           $ 1.26   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.43   $ 1.26       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      11       12       --       --       --

VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO CLASS II SHARES (1/29/2003)
Accumulation unit value at beginning of period                                           $ 1.30   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.51   $ 1.30       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                   1,542      246       --       --       --

VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO CLASS II SHARES (1/29/2003)
Accumulation unit value at beginning of period                                           $ 1.29   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.45   $ 1.29       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     208      134       --       --       --

VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO CLASS I SHARES (1/29/2003)
Accumulation unit value at beginning of period                                           $ 1.42   $ 1.00       --       --       --
Accumulation unit value at end of period                                                 $ 1.90   $ 1.42       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      95       55       --       --       --

VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO CLASS II SHARES (4/30/2004)
Accumulation unit value at beginning of period                                           $ 1.00       --       --       --       --
Accumulation unit value at end of period                                                 $ 1.38       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      53       --       --       --       --

WANGER INTERNATIONAL SMALL CAP (4/30/2004)
Accumulation unit value at beginning of period                                           $ 1.00       --       --       --       --
Accumulation unit value at end of period                                                 $ 1.20       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     548       --       --       --       --

WANGER U.S. SMALLER COMPANIES (4/30/2004)
Accumulation unit value at beginning of period                                           $ 1.00       --       --       --       --
Accumulation unit value at end of period                                                 $ 1.15       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     402       --       --       --       --

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUND (3/3/2000)
Accumulation unit value at beginning of period                                           $ 0.93   $ 0.77   $ 0.90   $ 0.98   $ 1.00
Accumulation unit value at end of period                                                 $ 1.00   $ 0.93   $ 0.77   $ 0.90   $ 0.98
Number of accumulation units outstanding at end of period (000 omitted)                   1,418    1,415    1,505    1,685    1,029

WELLS FARGO ADVANTAGE EQUITY INCOME FUND (3/3/2000)
Accumulation unit value at beginning of period                                           $ 1.03   $ 0.83   $ 1.05   $ 1.12   $ 1.00
Accumulation unit value at end of period                                                 $ 1.13   $ 1.03   $ 0.83   $ 1.05   $ 1.12
Number of accumulation units outstanding at end of period (000 omitted)                     518      534      482      466      123

WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE FUND (3/3/2000)
(PREVIOUSLY WELLS FARGO VT EQUITY VALUE FUND)
Accumulation unit value at beginning of period                                           $ 0.92   $ 0.75   $ 1.00   $ 1.09   $ 1.00
Accumulation unit value at end of period                                                 $ 1.01   $ 0.92   $ 0.75   $ 1.00   $ 1.09
Number of accumulation units outstanding at end of period (000 omitted)                     462      369      366      378      302

WELLS FARGO ADVANTAGE LARGE COMPANY CORE FUND (3/3/2000)
(PREVIOUSLY WELLS FARGO VT GROWTH FUND)
Accumulation unit value at beginning of period                                           $ 0.61   $ 0.50   $ 0.69   $ 0.87   $ 1.00
Accumulation unit value at end of period                                                 $ 0.65   $ 0.61   $ 0.50   $ 0.69   $ 0.87
Number of accumulation units outstanding at end of period (000 omitted)                     164      148      160      172      117

WELLS FARGO ADVANTAGE INTERNATIONAL CORE FUND (7/3/2000)
(PREVIOUSLY WELLS FARGO VT INTERNATIONAL EQUITY FUND)
Accumulation unit value at beginning of period                                           $ 0.72   $ 0.55   $ 0.73   $ 0.89   $ 1.00
Accumulation unit value at end of period                                                 $ 0.77   $ 0.72   $ 0.55   $ 0.73   $ 0.89
Number of accumulation units outstanding at end of period (000 omitted)                     104       73       43        2       --

WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH FUND (3/3/2000)
Accumulation unit value at beginning of period                                           $ 0.65   $ 0.52   $ 0.74   $ 0.95   $ 1.00
Accumulation unit value at end of period                                                 $ 0.66   $ 0.65   $ 0.52   $ 0.74   $ 0.95
Number of accumulation units outstanding at end of period (000 omitted)                   2,058    2,317    2,440    2,335    1,454

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.65% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                       2004     2003     2002     2001     2000
-----------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE MONEY MARKET FUND (3/3/2000)
Accumulation unit value at beginning of period                                           $ 1.03   $ 1.04   $ 1.04   $ 1.02   $ 1.00
Accumulation unit value at end of period                                                 $ 1.02   $ 1.03   $ 1.04   $ 1.04   $ 1.02
Number of accumulation units outstanding at end of period (000 omitted)                     383      894    1,193    1,236      668

WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND (3/3/2000)
Accumulation unit value at beginning of period                                           $ 0.35   $ 0.25   $ 0.41   $ 0.56   $ 1.00
Accumulation unit value at end of period                                                 $ 0.39   $ 0.35   $ 0.25   $ 0.41   $ 0.56
Number of accumulation units outstanding at end of period (000 omitted)                     654      660      655      712      393

WELLS FARGO ADVANTAGE TOTAL RETURN BOND FUND (3/3/2000)
Accumulation unit value at beginning of period                                           $ 1.27   $ 1.19   $ 1.12   $ 1.06   $ 1.00
Accumulation unit value at end of period                                                 $ 1.30   $ 1.27   $ 1.19   $ 1.12   $ 1.06
Number of accumulation units outstanding at end of period (000 omitted)                   1,115    1,012    1,004      997      793

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.

YEAR ENDED DEC. 31,                                                                       2004     2003     2002     2001     2000
-----------------------------------------------------------------------------------------------------------------------------------
AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (3/1/2002)
Accumulation unit value at beginning of period                                           $ 0.97   $ 0.99   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 0.96   $ 0.97   $ 0.99       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     399       76       --       --       --

AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (3/1/2002)
Accumulation unit value at beginning of period                                           $ 1.04   $ 1.01   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.07   $ 1.04   $ 1.01       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     842      152       40       --       --

AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (3/3/2000)
Accumulation unit value at beginning of period                                           $ 1.20   $ 0.86   $ 1.08   $ 1.08   $ 1.00
Accumulation unit value at end of period                                                 $ 1.39   $ 1.20   $ 0.86   $ 1.08   $ 1.08
Number of accumulation units outstanding at end of period (000 omitted)                     608      392      325      144       40

AXP(R) VARIABLE PORTFOLIO - EQUITY SELECT FUND (8/30/2002)
Accumulation unit value at beginning of period                                           $ 1.22   $ 1.02   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.31   $ 1.22   $ 1.02       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     335       --       --       --       --

AXP(R) VARIABLE PORTFOLIO - GROWTH FUND (4/30/2004)
Accumulation unit value at beginning of period                                           $ 1.00       --       --       --       --
Accumulation unit value at end of period                                                 $ 1.07       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      --       --       --       --       --

AXP(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (3/3/2000)
Accumulation unit value at beginning of period                                           $ 1.02   $ 0.83   $ 0.90   $ 0.87   $ 1.00
Accumulation unit value at end of period                                                 $ 1.12   $ 1.02   $ 0.83   $ 0.90   $ 0.87
Number of accumulation units outstanding at end of period (000 omitted)                     855      325       80       90        8

AXP(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (6/1/2004)
Accumulation unit value at beginning of period                                           $ 1.00       --       --       --       --
Accumulation unit value at end of period                                                 $ 1.10       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      --       --       --       --       --

AXP(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND* (3/3/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - CAPITAL RESOURCE FUND)
Accumulation unit value at beginning of period                                           $ 0.65   $ 0.51   $ 0.67   $ 0.83   $ 1.00
Accumulation unit value at end of period                                                 $ 0.67   $ 0.65   $ 0.51   $ 0.67   $ 0.83
Number of accumulation units outstanding at end of period (000 omitted)                   7,616       --       --       --       --
* AXP(R) VARIABLE PORTFOLIO - BLUE CHIP ADVANTAGE FUND MERGED INTO AXP(R)
VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND ON JULY 9, 2004.

AXP(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period                                           $ 1.00       --       --       --       --
Accumulation unit value at end of period                                                 $ 1.10       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      --       --       --       --       --

AXP(R) VARIABLE PORTFOLIO - MANAGED FUND (3/1/2002)
Accumulation unit value at beginning of period                                           $ 0.97   $ 0.82   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.05   $ 0.97   $ 0.82       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      60       12       --       --       --

AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R) (3/3/2000)
Accumulation unit value at beginning of period                                           $ 0.66   $ 0.54   $ 0.70   $ 0.86   $ 1.00
Accumulation unit value at end of period                                                 $ 0.67   $ 0.66   $ 0.54   $ 0.70   $ 0.86
Number of accumulation units outstanding at end of period (000 omitted)                     967      782      529      363      198

AXP(R) VARIABLE PORTFOLIO - PARTNERS SELECT VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period                                           $ 1.00       --       --       --       --
Accumulation unit value at end of period                                                 $ 1.10       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                       2       --       --       --       --

AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (5/1/2002)
Accumulation unit value at beginning of period                                           $ 1.07   $ 0.79   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.26   $ 1.07   $ 0.79       --       --
Number of accumulation units outstanding at end of period (000 omitted)                   1,935       72       20       --       --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                       2004     2003     2002     2001     2000
-----------------------------------------------------------------------------------------------------------------------------------
AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (4/30/2004)
Accumulation unit value at beginning of period                                           $ 1.00       --       --       --       --
Accumulation unit value at end of period                                                 $ 1.08       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     174       --       --       --       --

AXP(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (3/3/2000)
Accumulation unit value at beginning of period                                           $ 1.14   $ 1.14   $ 1.10   $ 1.05   $ 1.00
Accumulation unit value at end of period                                                 $ 1.13   $ 1.14   $ 1.14   $ 1.10   $ 1.05
Number of accumulation units outstanding at end of period (000 omitted)                   1,544    1,019      864      413       65

AXP(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND (3/3/2000)
Accumulation unit value at beginning of period                                           $ 0.97   $ 0.67   $ 0.82   $ 0.89   $ 1.00
Accumulation unit value at end of period                                                 $ 1.14   $ 0.97   $ 0.67   $ 0.82   $ 0.89
Number of accumulation units outstanding at end of period (000 omitted)                     441      399       78       79       39

AXP(R) VARIABLE PORTFOLIO - THREADNEEDLE EMERGING MARKETS FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND)
Accumulation unit value at beginning of period                                           $ 1.00       --       --       --       --
Accumulation unit value at end of period                                                 $ 1.17       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                   1,070       --       --       --       --

AXP(R) VARIABLE PORTFOLIO - THREADNEEDLE INTERNATIONAL FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - INTERNATIONAL FUND)
Accumulation unit value at beginning of period                                           $ 1.00       --       --       --       --
Accumulation unit value at end of period                                                 $ 1.14       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                       1       --       --       --       --

AIM V.I. BASIC VALUE FUND, SERIES II SHARES (7/31/2002)
Accumulation unit value at beginning of period                                           $ 1.24   $ 0.95   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.36   $ 1.24   $ 0.95       --       --
Number of accumulation units outstanding at end of period (000 omitted)                   1,479      220       70       --       --

AIM V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES (3/3/2000)
Accumulation unit value at beginning of period                                           $ 0.54   $ 0.42   $ 0.57   $ 0.75   $ 1.00
Accumulation unit value at end of period                                                 $ 0.56   $ 0.54   $ 0.42   $ 0.57   $ 0.75
Number of accumulation units outstanding at end of period (000 omitted)                     662      647      503      517      208

AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (3/1/2002)
Accumulation unit value at beginning of period                                           $ 1.00   $ 0.79   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.05   $ 1.00   $ 0.79       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     329      238       --       --       --

AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (8/30/2002)
Accumulation unit value at beginning of period                                           $ 1.25   $ 0.94   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.42   $ 1.25   $ 0.94       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     163       29       --       --       --

AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (4/30/2004)
Accumulation unit value at beginning of period                                           $ 1.00       --       --       --       --
Accumulation unit value at end of period                                                 $ 1.08       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     427       --       --       --       --

AIM V.I. PREMIER EQUITY FUND, SERIES I SHARES (3/3/2000)
Accumulation unit value at beginning of period                                           $ 0.58   $ 0.48   $ 0.69   $ 0.81   $ 1.00
Accumulation unit value at end of period                                                 $ 0.61   $ 0.58   $ 0.48   $ 0.69   $ 0.81
Number of accumulation units outstanding at end of period (000 omitted)                   1,307    1,468    1,391    1,830    1,087

AIM V.I. PREMIER EQUITY FUND, SERIES II SHARES (3/1/2002)
Accumulation unit value at beginning of period                                           $ 0.91   $ 0.74   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 0.94   $ 0.91   $ 0.74       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      --       --       --       --       --

ALLIANCEBERNSTEIN VP GROWTH AND INCOME PORTFOLIO (CLASS B) (8/30/2002)
Accumulation unit value at beginning of period                                           $ 1.24   $ 0.95   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.35   $ 1.24   $ 0.95       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     109       52        8       --       --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                       2004     2003     2002     2001     2000
-----------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VP INTERNATIONAL VALUE PORTFOLIO (CLASS B) (4/30/2004)
Accumulation unit value at beginning of period                                           $ 1.00       --       --       --       --
Accumulation unit value at end of period                                                 $ 1.20       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                   1,580       --       --       --       --

ALLIANCEBERNSTEIN VP LARGE CAP GROWTH PORTFOLIO (CLASS B) (8/30/2002)
(PREVIOUSLY ALLIANCEBERNSTEIN VP PREMIER GROWTH PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                           $ 1.12   $ 0.92   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.19   $ 1.12   $ 0.92       --       --
Number of accumulation units outstanding at end of period (000 omitted)                       8        7        2       --       --

ALLIANCEBERNSTEIN VP GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (8/30/2002)
(PREVIOUSLY ALLIANCEBERNSTEIN VP TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                           $ 1.33   $ 0.94   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.38   $ 1.33   $ 0.94       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      16       15       --       --       --

ALLIANCEBERNSTEIN VP TOTAL RETURN PORTFOLIO (CLASS B) (4/30/2004)
Accumulation unit value at beginning of period                                           $ 1.00       --       --       --       --
Accumulation unit value at end of period                                                 $ 1.07       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      --       --       --       --       --

AMERICAN CENTURY(R) VP INFLATION PROTECTION, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                                           $ 1.00       --       --       --       --
Accumulation unit value at end of period                                                 $ 1.05       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                   3,919       --       --       --       --

AMERICAN CENTURY(R) VP INTERNATIONAL, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                                           $ 1.00       --       --       --       --
Accumulation unit value at end of period                                                 $ 1.12       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      --       --       --       --       --

AMERICAN CENTURY(R) VP ULTRA, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                                           $ 1.00       --       --       --       --
Accumulation unit value at end of period                                                 $ 1.06       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                   1,154       --       --       --       --

AMERICAN CENTURY(R) VP VALUE, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                                           $ 1.00       --       --       --       --
Accumulation unit value at end of period                                                 $ 1.09       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      18       --       --       --       --

COLONIAL SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (4/30/2004)
Accumulation unit value at beginning of period                                           $ 1.00       --       --       --       --
Accumulation unit value at end of period                                                 $ 1.17       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                       2       --       --       --       --

COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (4/30/2004)
Accumulation unit value at beginning of period                                           $ 1.00       --       --       --       --
Accumulation unit value at end of period                                                 $ 1.04       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     938       --       --       --       --

DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARE CLASS (4/30/2004)
Accumulation unit value at beginning of period                                           $ 1.00       --       --       --       --
Accumulation unit value at end of period                                                 $ 1.13       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      13       --       --       --       --

DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARE CLASS (4/30/2004)
Accumulation unit value at beginning of period                                           $ 1.00       --       --       --       --
Accumulation unit value at end of period                                                 $ 1.03       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     500       --       --       --       --

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. - INITIAL SHARE CLASS (3/3/2000)
Accumulation unit value at beginning of period                                           $ 0.59   $ 0.48   $ 0.68   $ 0.90   $ 1.00
Accumulation unit value at end of period                                                 $ 0.62   $ 0.59   $ 0.48   $ 0.68   $ 0.90
Number of accumulation units outstanding at end of period (000 omitted)                     244      135       71      384      364

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                       2004     2003     2002     2001     2000
-----------------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARE CLASS (4/30/2004)
Accumulation unit value at beginning of period                                           $ 1.00       --       --       --       --
Accumulation unit value at end of period                                                 $ 1.03       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                       1       --       --       --       --

DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARE CLASS (4/30/2004)
Accumulation unit value at beginning of period                                           $ 1.00       --       --       --       --
Accumulation unit value at end of period                                                 $ 1.14       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                       9       --       --       --       --

EVERGREEN VA BALANCED FUND - CLASS 2 (7/31/2002)
(PREVIOUSLY EVERGREEN VA FOUNDATION FUND - CLASS 2)
Accumulation unit value at beginning of period                                           $ 1.13   $ 1.00   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.18   $ 1.13   $ 1.00       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      48       23        6       --       --

EVERGREEN VA CORE BOND FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period                                           $ 1.06   $ 1.04   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.08   $ 1.06   $ 1.04       --       --
Number of accumulation units outstanding at end of period (000 omitted)                   2,108      362       59       --       --

EVERGREEN VA FUND - CLASS 2* (8/30/2002)
Accumulation unit value at beginning of period                                           $ 1.19   $ 0.96   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.26   $ 1.19   $ 0.96       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     212      181       --       --       --
* EVERGREEN VA FUND - CLASS 2 MERGED INTO EVERGREEN VA FUNDAMENTAL LARGE CAP
FUND - CLASS 2 ON APRIL 15, 2005.

EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2* (8/30/2002)
(PREVIOUSLY EVERGREEN VA GROWTH AND INCOME FUND - CLASS 2)
Accumulation unit value at beginning of period                                           $ 1.22   $ 0.96   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.31   $ 1.22   $ 0.96       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     322      203        6       --       --
* EVERGREEN VA FUND - CLASS 2 MERGED INTO EVERGREEN VA FUNDAMENTAL LARGE CAP
FUND - CLASS 2 ON APRIL 15, 2005.

EVERGREEN VA GROWTH FUND - CLASS 2* (7/31/2002)
Accumulation unit value at beginning of period                                           $ 1.34   $ 0.98   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.50   $ 1.34   $ 0.98       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     101       59       21       --       --
* EVERGREEN VA SPECIAL EQUITY FUND - CLASS 2 MERGED INTO EVERGREEN VA GROWTH
FUND - CLASS 2 ON APRIL 15, 2005.

EVERGREEN VA HIGH INCOME FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period                                           $ 1.20   $ 1.03   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.28   $ 1.20   $ 1.03       --       --
Number of accumulation units outstanding at end of period (000 omitted)                   1,002      172       19       --       --

EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period                                           $ 1.20   $ 0.93   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.40   $ 1.20   $ 0.93       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     443      326       53       --       --

EVERGREEN VA OMEGA FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period                                           $ 1.32   $ 0.96   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.39   $ 1.32   $ 0.96       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     717      169       45       --       --

EVERGREEN VA SPECIAL EQUITY FUND - CLASS 2* (8/30/2002)
Accumulation unit value at beginning of period                                           $ 1.43   $ 0.96   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.48   $ 1.43   $ 0.96       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     332       73       --       --       --
* EVERGREEN VA SPECIAL EQUITY FUND - CLASS 2 MERGED INTO EVERGREEN VA GROWTH
FUND - CLASS 2 ON APRIL 15, 2005.

EVERGREEN VA SPECIAL VALUES FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period                                           $ 1.21   $ 0.95   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.43   $ 1.21   $ 0.95       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     391      149       24       --       --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                       2004     2003     2002     2001     2000
-----------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA STRATEGIC INCOME FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period                                           $ 1.24   $ 1.08   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.32   $ 1.24   $ 1.08       --       --
Number of accumulation units outstanding at end of period (000 omitted)                   1,498       16        1       --       --

FIDELITY(R) VIP BALANCED PORTFOLIO SERVICE CLASS 2 (3/1/2002)
Accumulation unit value at beginning of period                                           $ 1.02   $ 0.91   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.06   $ 1.02   $ 0.91       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      97       53       --       --       --

FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (8/30/2002)
Accumulation unit value at beginning of period                                           $ 1.22   $ 0.97   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.38   $ 1.22   $ 0.97       --       --
Number of accumulation units outstanding at end of period (000 omitted)                   3,067      152       --       --       --

FIDELITY(R) VIP DYNAMIC CAPITAL APPRECIATION PORTFOLIO SERVICE CLASS 2 (5/1/2001)
Accumulation unit value at beginning of period                                           $ 1.06   $ 0.86   $ 0.95   $ 1.00       --
Accumulation unit value at end of period                                                 $ 1.05   $ 1.06   $ 0.86   $ 0.95       --
Number of accumulation units outstanding at end of period (000 omitted)                      92       19       --       --       --

FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2 (3/1/2002)
Accumulation unit value at beginning of period                                           $ 1.03   $ 0.85   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.07   $ 1.03   $ 0.85       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     306      122        2       --       --

FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (3/1/2002)
Accumulation unit value at beginning of period                                           $ 0.94   $ 0.73   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 0.96   $ 0.94   $ 0.73       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     327       68       --       --       --

FIDELITY(R) VIP HIGH INCOME PORTFOLIO SERVICE CLASS 2 (5/1/2001)
Accumulation unit value at beginning of period                                           $ 1.15   $ 0.92   $ 0.91   $ 1.00       --
Accumulation unit value at end of period                                                 $ 1.24   $ 1.15   $ 0.92   $ 0.91       --
Number of accumulation units outstanding at end of period (000 omitted)                     186      155       59       43       --

FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                           $ 1.00       --       --       --       --
Accumulation unit value at end of period                                                 $ 1.03       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                   1,336       --       --       --       --

FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (5/1/2001)
Accumulation unit value at beginning of period                                           $ 1.27   $ 0.94   $ 1.06   $ 1.00       --
Accumulation unit value at end of period                                                 $ 1.56   $ 1.27   $ 0.94   $ 1.06       --
Number of accumulation units outstanding at end of period (000 omitted)                   1,208      722      290       13       --

FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                           $ 1.00       --       --       --       --
Accumulation unit value at end of period                                                 $ 1.10       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                   1,573       --       --       --       --

FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (3/3/2000)
Accumulation unit value at beginning of period                                           $ 1.24   $ 0.96   $ 0.98   $ 0.99   $ 1.00
Accumulation unit value at end of period                                                 $ 1.39   $ 1.24   $ 0.96   $ 0.98   $ 0.99
Number of accumulation units outstanding at end of period (000 omitted)                   2,119    1,118      777      413      157

FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2 (3/3/2000)
Accumulation unit value at beginning of period                                           $ 1.68   $ 1.26   $ 1.25   $ 1.18   $ 1.00
Accumulation unit value at end of period                                                 $ 2.17   $ 1.68   $ 1.26   $ 1.25   $ 1.18
Number of accumulation units outstanding at end of period (000 omitted)                     421      292      334      125        6

FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                           $ 1.00       --       --       --       --
Accumulation unit value at end of period                                                 $ 1.09       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      14       --       --       --       --

FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (3/3/2000)
(PREVIOUSLY FTVIPT FRANKLIN SMALL CAP FUND - CLASS 2)
Accumulation unit value at beginning of period                                           $ 0.48   $ 0.35   $ 0.50   $ 0.60   $ 1.00
Accumulation unit value at end of period                                                 $ 0.52   $ 0.48   $ 0.35   $ 0.50   $ 0.60
Number of accumulation units outstanding at end of period (000 omitted)                   1,992    1,273    1,008      617      120

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                       2004     2003     2002     2001     2000
-----------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (3/1/2002)
Accumulation unit value at beginning of period                                           $ 1.14   $ 0.88   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.38   $ 1.14   $ 0.88       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     284       75       11       --       --

FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (3/3/2000)
Accumulation unit value at beginning of period                                           $ 1.25   $ 1.01   $ 1.17   $ 1.11   $ 1.00
Accumulation unit value at end of period                                                 $ 1.38   $ 1.25   $ 1.01   $ 1.17   $ 1.11
Number of accumulation units outstanding at end of period (000 omitted)                   3,112      870      324       24        6

FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (3/1/2002)
Accumulation unit value at beginning of period                                           $ 1.09   $ 0.84   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.27   $ 1.09   $ 0.84       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     308      127        1       --       --

FTVIPT TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                           $ 1.00       --       --       --       --
Accumulation unit value at end of period                                                 $ 1.16       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                   1,493       --       --       --       --

FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                           $ 1.00       --       --       --       --
Accumulation unit value at end of period                                                 $ 1.12       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     177       --       --       --       --

GOLDMAN SACHS VIT CORE(SM) U.S. EQUITY FUND (3/3/2000)
Accumulation unit value at beginning of period                                           $ 0.77   $ 0.61   $ 0.79   $ 0.91   $ 1.00
Accumulation unit value at end of period                                                 $ 0.87   $ 0.77   $ 0.61   $ 0.79   $ 0.91
Number of accumulation units outstanding at end of period (000 omitted)                     816      519      391      286      102

GOLDMAN SACHS VIT MID CAP VALUE FUND (3/3/2000)
Accumulation unit value at beginning of period                                           $ 1.84   $ 1.46   $ 1.56   $ 1.41   $ 1.00
Accumulation unit value at end of period                                                 $ 2.28   $ 1.84   $ 1.46   $ 1.56   $ 1.41
Number of accumulation units outstanding at end of period (000 omitted)                   1,284      550      386      321       60

MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (4/30/2004)
Accumulation unit value at beginning of period                                           $ 1.00       --       --       --       --
Accumulation unit value at end of period                                                 $ 1.07       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      11       --       --       --       --

MFS(R) INVESTORS TRUST SERIES - INITIAL CLASS (3/3/2000)
Accumulation unit value at beginning of period                                           $ 0.78   $ 0.65   $ 0.84   $ 1.02   $ 1.00
Accumulation unit value at end of period                                                 $ 0.86   $ 0.78   $ 0.65   $ 0.84   $ 1.02
Number of accumulation units outstanding at end of period (000 omitted)                     539      354      166      151       15

MFS(R) INVESTORS TRUST SERIES - SERVICE CLASS (3/1/2002)
Accumulation unit value at beginning of period                                           $ 0.96   $ 0.80   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.04   $ 0.96   $ 0.80       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      41       21       --       --       --

MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (3/1/2002)
Accumulation unit value at beginning of period                                           $ 0.96   $ 0.73   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.00   $ 0.96   $ 0.73       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     138      107        1       --       --

MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (3/1/2002)
Accumulation unit value at beginning of period                                           $ 1.06   $ 0.93   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.15   $ 1.06   $ 0.93       --       --
Number of accumulation units outstanding at end of period (000 omitted)                   1,184      348        7       --       --

MFS(R) UTILITIES SERIES - INITIAL CLASS (3/3/2000)
Accumulation unit value at beginning of period                                           $ 0.64   $ 0.48   $ 0.63   $ 0.85   $ 1.00
Accumulation unit value at end of period                                                 $ 0.82   $ 0.64   $ 0.48   $ 0.63   $ 0.85
Number of accumulation units outstanding at end of period (000 omitted)                     912      684      721      713      171

MFS(R) UTILITIES SERIES - SERVICE CLASS (3/1/2002)
Accumulation unit value at beginning of period                                           $ 1.13   $ 0.85   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.44   $ 1.13   $ 0.85       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      63       37        9       --       --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                       2004     2003     2002     2001     2000
-----------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (8/30/2002)
Accumulation unit value at beginning of period                                           $ 1.24   $ 0.97   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.29   $ 1.24   $ 0.97       --       --
Number of accumulation units outstanding at end of period (000 omitted)                   1,419       14       --       --       --

OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (5/1/2002)
Accumulation unit value at beginning of period                                           $ 1.08   $ 0.77   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.27   $ 1.08   $ 0.77       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     562      136       --       --       --

OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (7/31/2002)
Accumulation unit value at beginning of period                                           $ 1.35   $ 0.95   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.58   $ 1.35   $ 0.95       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     143       64       18       --       --

OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (5/1/2002)
Accumulation unit value at beginning of period                                           $ 1.18   $ 1.03   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.26   $ 1.18   $ 1.03       --       --
Number of accumulation units outstanding at end of period (000 omitted)                   2,076      137        5       --       --

PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (3/1/2002)
Accumulation unit value at beginning of period                                           $ 1.02   $ 0.81   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.11   $ 1.02   $ 0.81       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      66       52       --       --       --

PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (5/1/2002)
Accumulation unit value at beginning of period                                           $ 0.97   $ 0.84   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.02   $ 0.97   $ 0.84       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     177      188       73       --       --

PUTNAM VT INCOME FUND - CLASS IB SHARES (3/1/2002)
Accumulation unit value at beginning of period                                           $ 1.07   $ 1.05   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.10   $ 1.07   $ 1.05       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      69       37       --       --       --

PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (3/3/2000)
Accumulation unit value at beginning of period                                           $ 0.60   $ 0.47   $ 0.58   $ 0.75   $ 1.00
Accumulation unit value at end of period                                                 $ 0.68   $ 0.60   $ 0.47   $ 0.58   $ 0.75
Number of accumulation units outstanding at end of period (000 omitted)                   1,786    1,760    1,350    1,244      708

PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (4/30/2004)
Accumulation unit value at beginning of period                                           $ 1.00       --       --       --       --
Accumulation unit value at end of period                                                 $ 1.18       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                       5       --       --       --       --

PUTNAM VT VISTA FUND - CLASS IB SHARES (3/3/2000)
Accumulation unit value at beginning of period                                           $ 0.43   $ 0.33   $ 0.48   $ 0.73   $ 1.00
Accumulation unit value at end of period                                                 $ 0.50   $ 0.43   $ 0.33   $ 0.48   $ 0.73
Number of accumulation units outstanding at end of period (000 omitted)                   1,143    1,270    1,246    1,676      814

STI CLASSIC VARIABLE TRUST CAPITAL APPRECIATION FUND (4/30/2004)
Accumulation unit value at beginning of period                                           $ 1.00       --       --       --       --
Accumulation unit value at end of period                                                 $ 1.05       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     121       --       --       --       --

STI CLASSIC VARIABLE TRUST GROWTH AND INCOME FUND (4/30/2004)
Accumulation unit value at beginning of period                                           $ 1.00       --       --       --       --
Accumulation unit value at end of period                                                 $ 1.11       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      --       --       --       --       --

STI CLASSIC VARIABLE TRUST INTERNATIONAL EQUITY FUND (4/30/2004)
Accumulation unit value at beginning of period                                           $ 1.00       --       --       --       --
Accumulation unit value at end of period                                                 $ 1.16       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      --       --       --       --       --

STI CLASSIC VARIABLE TRUST INVESTMENT GRADE BOND FUND (4/30/2004)
Accumulation unit value at beginning of period                                           $ 1.00       --       --       --       --
Accumulation unit value at end of period                                                 $ 1.04       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      --       --       --       --       --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                       2004     2003     2002     2001     2000
-----------------------------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST MID-CAP EQUITY FUND (4/30/2004)
Accumulation unit value at beginning of period                                           $ 1.00       --       --       --       --
Accumulation unit value at end of period                                                 $ 1.16       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      --       --       --       --       --

STI CLASSIC VARIABLE TRUST SMALL CAP VALUE EQUITY FUND (4/30/2004)
Accumulation unit value at beginning of period                                           $ 1.00       --       --       --       --
Accumulation unit value at end of period                                                 $ 1.19       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     138       --       --       --       --

STI CLASSIC VARIABLE TRUST VALUE INCOME STOCK FUND (4/30/2004)
Accumulation unit value at beginning of period                                           $ 1.00       --       --       --       --
Accumulation unit value at end of period                                                 $ 1.11       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      --       --       --       --       --

VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO CLASS II SHARES (8/30/2002)
Accumulation unit value at beginning of period                                           $ 1.26   $ 0.98   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.45   $ 1.26   $ 0.98       --       --
Number of accumulation units outstanding at end of period (000 omitted)                   3,700       73       --       --       --

VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO CLASS II SHARES (8/30/2002)
Accumulation unit value at beginning of period                                           $ 1.20   $ 0.96   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.34   $ 1.20   $ 0.96       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     244       80       --       --       --

VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO CLASS I SHARES (8/30/2002)
Accumulation unit value at beginning of period                                           $ 1.30   $ 0.96   $ 1.00       --       --
Accumulation unit value at end of period                                                 $ 1.74   $ 1.30   $ 0.96       --       --
Number of accumulation units outstanding at end of period (000 omitted)                      50        7       --       --       --

VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO CLASS II SHARES (4/30/2004)
Accumulation unit value at beginning of period                                           $ 1.00       --       --       --       --
Accumulation unit value at end of period                                                 $ 1.37       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     177       --       --       --       --

WANGER INTERNATIONAL SMALL CAP (4/30/2004)
Accumulation unit value at beginning of period                                           $ 1.00       --       --       --       --
Accumulation unit value at end of period                                                 $ 1.20       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     858       --       --       --       --

WANGER U.S. SMALLER COMPANIES (4/30/2004)
Accumulation unit value at beginning of period                                           $ 1.00       --       --       --       --
Accumulation unit value at end of period                                                 $ 1.15       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     946       --       --       --       --

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUND (3/3/2000)
Accumulation unit value at beginning of period                                           $ 0.92   $ 0.77   $ 0.90   $ 0.98   $ 1.00
Accumulation unit value at end of period                                                 $ 0.99   $ 0.92   $ 0.77   $ 0.90   $ 0.98
Number of accumulation units outstanding at end of period (000 omitted)                   2,740    2,853    2,230    1,777      480

WELLS FARGO ADVANTAGE EQUITY INCOME FUND (3/3/2000)
Accumulation unit value at beginning of period                                           $ 1.03   $ 0.83   $ 1.05   $ 1.12   $ 1.00
Accumulation unit value at end of period                                                 $ 1.12   $ 1.03   $ 0.83   $ 1.05   $ 1.12
Number of accumulation units outstanding at end of period (000 omitted)                   1,615    1,429      993      522      104

WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE FUND (3/3/2000)
(PREVIOUSLY WELLS FARGO VT EQUITY VALUE FUND)
Accumulation unit value at beginning of period                                           $ 0.92   $ 0.75   $ 1.00   $ 1.09   $ 1.00
Accumulation unit value at end of period                                                 $ 1.01   $ 0.92   $ 0.75   $ 1.00   $ 1.09
Number of accumulation units outstanding at end of period (000 omitted)                     450      467      336      307      136

WELLS FARGO ADVANTAGE LARGE COMPANY CORE FUND (3/3/2000)
(PREVIOUSLY WELLS FARGO VT GROWTH FUND)
Accumulation unit value at beginning of period                                           $ 0.61   $ 0.50   $ 0.69   $ 0.87   $ 1.00
Accumulation unit value at end of period                                                 $ 0.65   $ 0.61   $ 0.50   $ 0.69   $ 0.87
Number of accumulation units outstanding at end of period (000 omitted)                     186      230      152       95       42

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                       2004     2003     2002     2001     2000
-----------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE INTERNATIONAL CORE FUND (7/3/2000)
(PREVIOUSLY WELLS FARGO VT INTERNATIONAL EQUITY FUND)
Accumulation unit value at beginning of period                                           $ 0.72   $ 0.56   $ 0.73   $ 0.89   $ 1.00
Accumulation unit value at end of period                                                 $ 0.77   $ 0.72   $ 0.56   $ 0.73   $ 0.89
Number of accumulation units outstanding at end of period (000 omitted)                     449      305      140       62        6

WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH FUND (3/3/2000)
Accumulation unit value at beginning of period                                           $ 0.65   $ 0.52   $ 0.74   $ 0.95   $ 1.00
Accumulation unit value at end of period                                                 $ 0.66   $ 0.65   $ 0.52   $ 0.74   $ 0.95
Number of accumulation units outstanding at end of period (000 omitted)                   5,214    4,072    3,190    2,622    1,011

WELLS FARGO ADVANTAGE MONEY MARKET FUND (3/3/2000)
Accumulation unit value at beginning of period                                           $ 1.03   $ 1.04   $ 1.04   $ 1.02   $ 1.00
Accumulation unit value at end of period                                                 $ 1.02   $ 1.03   $ 1.04   $ 1.04   $ 1.02
Number of accumulation units outstanding at end of period (000 omitted)                     826    1,085    1,248    1,117      404

WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND (3/3/2000)
Accumulation unit value at beginning of period                                           $ 0.35   $ 0.25   $ 0.41   $ 0.56   $ 1.00
Accumulation unit value at end of period                                                 $ 0.39   $ 0.35   $ 0.25   $ 0.41   $ 0.56
Number of accumulation units outstanding at end of period (000 omitted)                   1,371    1,396      976      911      445

WELLS FARGO ADVANTAGE TOTAL RETURN BOND FUND (3/3/2000)
Accumulation unit value at beginning of period                                           $ 1.26   $ 1.18   $ 1.12   $ 1.06   $ 1.00
Accumulation unit value at end of period                                                 $ 1.30   $ 1.26   $ 1.18   $ 1.12   $ 1.06
Number of accumulation units outstanding at end of period (000 omitted)                     990      627      579      548       68

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.75% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.

YEAR ENDED DEC. 31,                                                                                                  2004     2003
-----------------------------------------------------------------------------------------------------------------------------------
AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (11/6/2003)
Accumulation unit value at beginning of period                                                                      $ 1.00   $ 1.00
Accumulation unit value at end of period                                                                            $ 0.99   $ 1.00
Number of accumulation units outstanding at end of period (000 omitted)                                              2,485       23

AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (11/6/2003)
Accumulation unit value at beginning of period                                                                      $ 1.01   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.04   $ 1.01
Number of accumulation units outstanding at end of period (000 omitted)                                                265       19

AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (11/6/2003)
Accumulation unit value at beginning of period                                                                      $ 1.09   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.27   $ 1.09
Number of accumulation units outstanding at end of period (000 omitted)                                                 78        4

AXP(R) VARIABLE PORTFOLIO - EQUITY SELECT FUND (11/6/2003)
Accumulation unit value at beginning of period                                                                      $ 1.02   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.09   $ 1.02
Number of accumulation units outstanding at end of period (000 omitted)                                                 71       --

AXP(R) VARIABLE PORTFOLIO - GROWTH FUND (11/6/2003)
Accumulation unit value at beginning of period                                                                      $ 1.05   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.12   $ 1.05
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

AXP(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (4/30/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.08       --
Number of accumulation units outstanding at end of period (000 omitted)                                                200       --

AXP(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (6/1/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.10       --
Number of accumulation units outstanding at end of period (000 omitted)                                                  6       --

AXP(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND* (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - CAPITAL RESOURCE FUND)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.05       --
Number of accumulation units outstanding at end of period (000 omitted)                                              2,114       --
* AXP(R) VARIABLE PORTFOLIO - BLUE CHIP ADVANTAGE FUND MERGED INTO AXP(R)
VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND ON JULY 9, 2004.

AXP(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.10       --
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R) (11/6/2003)
Accumulation unit value at beginning of period                                                                      $ 1.04   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.05   $ 1.04
Number of accumulation units outstanding at end of period (000 omitted)                                                114       13

AXP(R) VARIABLE PORTFOLIO - PARTNERS SELECT VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.10       --
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (11/6/2003)
Accumulation unit value at beginning of period                                                                      $ 1.05   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.24   $ 1.05
Number of accumulation units outstanding at end of period (000 omitted)                                                929        1

AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (11/6/2003)
Accumulation unit value at beginning of period                                                                      $ 1.06   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.14   $ 1.06
Number of accumulation units outstanding at end of period (000 omitted)                                                619       --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                                  2004     2003
-----------------------------------------------------------------------------------------------------------------------------------
AXP(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (11/6/2003)
Accumulation unit value at beginning of period                                                                      $ 1.00   $ 1.00
Accumulation unit value at end of period                                                                            $ 0.99   $ 1.00
Number of accumulation units outstanding at end of period (000 omitted)                                                234       32

AXP(R) VARIABLE PORTFOLIO - THREADNEEDLE EMERGING MARKETS FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.17       --
Number of accumulation units outstanding at end of period (000 omitted)                                                441       --

AXP(R) VARIABLE PORTFOLIO - THREADNEEDLE INTERNATIONAL FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - INTERNATIONAL FUND)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.14       --
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

AIM V.I. BASIC VALUE FUND, SERIES II SHARES (11/6/2003)
Accumulation unit value at beginning of period                                                                      $ 1.07   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.17   $ 1.07
Number of accumulation units outstanding at end of period (000 omitted)                                              1,046        7

AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (11/6/2003)
Accumulation unit value at beginning of period                                                                      $ 1.03   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.08   $ 1.03
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (11/6/2003)
Accumulation unit value at beginning of period                                                                      $ 1.04   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.17   $ 1.04
Number of accumulation units outstanding at end of period (000 omitted)                                                 20        2

AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.08       --
Number of accumulation units outstanding at end of period (000 omitted)                                                302       --

AIM V.I. PREMIER EQUITY FUND, SERIES II SHARES (11/6/2003)
Accumulation unit value at beginning of period                                                                      $ 1.04   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.08   $ 1.04
Number of accumulation units outstanding at end of period (000 omitted)                                                 19       --

ALLIANCEBERNSTEIN VP GROWTH AND INCOME PORTFOLIO (CLASS B) (11/6/2003)
Accumulation unit value at beginning of period                                                                      $ 1.07   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.17   $ 1.07
Number of accumulation units outstanding at end of period (000 omitted)                                                 97       --

ALLIANCEBERNSTEIN VP INTERNATIONAL VALUE PORTFOLIO (CLASS B) (4/30/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.20       --
Number of accumulation units outstanding at end of period (000 omitted)                                                653       --

ALLIANCEBERNSTEIN VP LARGE CAP GROWTH PORTFOLIO (CLASS B) (11/6/2003)
(PREVIOUSLY ALLIANCEBERNSTEIN VP PREMIER GROWTH PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                                                      $ 1.02   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.09   $ 1.02
Number of accumulation units outstanding at end of period (000 omitted)                                                 11       --

ALLIANCEBERNSTEIN VP GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (11/6/2003)
(PREVIOUSLY ALLIANCEBERNSTEIN VP TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                                                      $ 1.00   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.04   $ 1.00
Number of accumulation units outstanding at end of period (000 omitted)                                                  6       --

ALLIANCEBERNSTEIN VP TOTAL RETURN PORTFOLIO (CLASS B) (11/6/2003)
Accumulation unit value at beginning of period                                                                      $ 1.05   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.12   $ 1.05
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                                  2004     2003
-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY(R) VP INFLATION PROTECTION, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.05       --
Number of accumulation units outstanding at end of period (000 omitted)                                              1,618       --

AMERICAN CENTURY(R) VP INTERNATIONAL, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.12       --
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

AMERICAN CENTURY(R) VP ULTRA, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.06       --
Number of accumulation units outstanding at end of period (000 omitted)                                                716       --

AMERICAN CENTURY(R) VP VALUE, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.09       --
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

COLONIAL SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (4/30/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.17       --
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (4/30/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.04       --
Number of accumulation units outstanding at end of period (000 omitted)                                                731       --

DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARE CLASS (4/30/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.13       --
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARE CLASS (4/30/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.03       --
Number of accumulation units outstanding at end of period (000 omitted)                                                251       --

DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARE CLASS (4/30/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.03       --
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARE CLASS (4/30/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.14       --
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

EVERGREEN VA BALANCED FUND - CLASS 2 (11/6/2003)
(PREVIOUSLY EVERGREEN VA FOUNDATION FUND - CLASS 2)
Accumulation unit value at beginning of period                                                                      $ 1.03   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.08   $ 1.03
Number of accumulation units outstanding at end of period (000 omitted)                                                169        7

EVERGREEN VA CORE BOND FUND - CLASS 2 (11/6/2003)
Accumulation unit value at beginning of period                                                                      $ 1.01   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.03   $ 1.01
Number of accumulation units outstanding at end of period (000 omitted)                                                187       37

EVERGREEN VA FUND - CLASS 2* (11/6/2003)
Accumulation unit value at beginning of period                                                                      $ 1.05   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.11   $ 1.05
Number of accumulation units outstanding at end of period (000 omitted)                                                119        9
* EVERGREEN VA FUND - CLASS 2 MERGED INTO EVERGREEN VA FUNDAMENTAL LARGE CAP
FUND - CLASS 2 ON APRIL 15, 2005.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                                  2004     2003
-----------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2* (11/6/2003)
(PREVIOUSLY EVERGREEN VA GROWTH AND INCOME FUND - CLASS 2)
Accumulation unit value at beginning of period                                                                      $ 1.06   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.14   $ 1.06
Number of accumulation units outstanding at end of period (000 omitted)                                                154        6
* EVERGREEN VA FUND - CLASS 2 MERGED INTO EVERGREEN VA FUNDAMENTAL LARGE CAP
FUND - CLASS 2 ON APRIL 15, 2005.

EVERGREEN VA GROWTH FUND - CLASS 2* (11/6/2003)
Accumulation unit value at beginning of period                                                                      $ 1.01   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.13   $ 1.01
Number of accumulation units outstanding at end of period (000 omitted)                                                 40        2
* EVERGREEN VA SPECIAL EQUITY FUND - CLASS 2 MERGED INTO EVERGREEN VA GROWTH
FUND - CLASS 2 ON APRIL 15, 2005.

EVERGREEN VA HIGH INCOME FUND - CLASS 2 (11/6/2003)
Accumulation unit value at beginning of period                                                                      $ 1.03   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.09   $ 1.03
Number of accumulation units outstanding at end of period (000 omitted)                                                 88       12

EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (11/6/2003)
Accumulation unit value at beginning of period                                                                      $ 1.08   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.26   $ 1.08
Number of accumulation units outstanding at end of period (000 omitted)                                                184        7

EVERGREEN VA OMEGA FUND - CLASS 2 (11/6/2003)
Accumulation unit value at beginning of period                                                                      $ 1.02   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.07   $ 1.02
Number of accumulation units outstanding at end of period (000 omitted)                                                180       26

EVERGREEN VA SPECIAL EQUITY FUND - CLASS 2* (11/6/2003)
Accumulation unit value at beginning of period                                                                      $ 1.00   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.03   $ 1.00
Number of accumulation units outstanding at end of period (000 omitted)                                                 72       11
* EVERGREEN VA SPECIAL EQUITY FUND - CLASS 2 MERGED INTO EVERGREEN VA GROWTH
FUND - CLASS 2 ON APRIL 15, 2005.

EVERGREEN VA SPECIAL VALUES FUND - CLASS 2 (11/6/2003)
Accumulation unit value at beginning of period                                                                      $ 1.06   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.25   $ 1.06
Number of accumulation units outstanding at end of period (000 omitted)                                                238       46

EVERGREEN VA STRATEGIC INCOME FUND - CLASS 2 (11/6/2003)
Accumulation unit value at beginning of period                                                                      $ 1.03   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.10   $ 1.03
Number of accumulation units outstanding at end of period (000 omitted)                                                327       52

FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (11/6/2003)
Accumulation unit value at beginning of period                                                                      $ 1.04   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.18   $ 1.04
Number of accumulation units outstanding at end of period (000 omitted)                                              1,767       52

FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (11/6/2003)
Accumulation unit value at beginning of period                                                                      $ 1.03   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.04   $ 1.03
Number of accumulation units outstanding at end of period (000 omitted)                                                 75        1

FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.03       --
Number of accumulation units outstanding at end of period (000 omitted)                                              1,052       --

FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (11/6/2003)
Accumulation unit value at beginning of period                                                                      $ 1.07   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.31   $ 1.07
Number of accumulation units outstanding at end of period (000 omitted)                                                223       25

FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (11/6/2003)
Accumulation unit value at beginning of period                                                                      $ 1.08   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.20   $ 1.08
Number of accumulation units outstanding at end of period (000 omitted)                                                646       --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                                  2004     2003
-----------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.12       --
Number of accumulation units outstanding at end of period (000 omitted)                                                530       --

FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2 (11/6/2003)
Accumulation unit value at beginning of period                                                                      $ 1.06   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.37   $ 1.06
Number of accumulation units outstanding at end of period (000 omitted)                                                 24       --

FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.09       --
Number of accumulation units outstanding at end of period (000 omitted)                                                 66       --

FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (11/6/2003)
(PREVIOUSLY FTVIPT FRANKLIN SMALL CAP FUND - CLASS 2)
Accumulation unit value at beginning of period                                                                      $ 1.02   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.12   $ 1.02
Number of accumulation units outstanding at end of period (000 omitted)                                                132       --

FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (11/6/2003)
Accumulation unit value at beginning of period                                                                      $ 1.06   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.29   $ 1.06
Number of accumulation units outstanding at end of period (000 omitted)                                                 89        6

FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (11/6/2003)
Accumulation unit value at beginning of period                                                                      $ 1.06   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.18   $ 1.06
Number of accumulation units outstanding at end of period (000 omitted)                                              1,138       48

FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (11/6/2003)
Accumulation unit value at beginning of period                                                                      $ 1.07   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.24   $ 1.07
Number of accumulation units outstanding at end of period (000 omitted)                                                139        3

FTVIPT TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.16       --
Number of accumulation units outstanding at end of period (000 omitted)                                                652       --

FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.12       --
Number of accumulation units outstanding at end of period (000 omitted)                                                 46       --

GOLDMAN SACHS VIT MID CAP VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.19       --
Number of accumulation units outstanding at end of period (000 omitted)                                                580       --

MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (11/6/2003)
Accumulation unit value at beginning of period                                                                      $ 1.02   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.09   $ 1.02
Number of accumulation units outstanding at end of period (000 omitted)                                                 19       --

MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (11/6/2003)
Accumulation unit value at beginning of period                                                                      $ 0.98   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.03   $ 0.98
Number of accumulation units outstanding at end of period (000 omitted)                                                 38       --

MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (11/6/2003)
Accumulation unit value at beginning of period                                                                      $ 1.05   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.14   $ 1.05
Number of accumulation units outstanding at end of period (000 omitted)                                                528       68

MFS(R) UTILITIES SERIES - SERVICE CLASS (11/6/2003)
Accumulation unit value at beginning of period                                                                      $ 1.09   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.39   $ 1.09
Number of accumulation units outstanding at end of period (000 omitted)                                                 30       --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                                  2004     2003
-----------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (11/6/2003)
Accumulation unit value at beginning of period                                                                      $ 1.05   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.10   $ 1.05
Number of accumulation units outstanding at end of period (000 omitted)                                                714        5

OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (11/6/2003)
Accumulation unit value at beginning of period                                                                      $ 1.08   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.26   $ 1.08
Number of accumulation units outstanding at end of period (000 omitted)                                                 54       --

OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES (11/6/2003)
Accumulation unit value at beginning of period                                                                      $ 1.03   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.10   $ 1.03
Number of accumulation units outstanding at end of period (000 omitted)                                                 79       --

OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (11/6/2003)
Accumulation unit value at beginning of period                                                                      $ 1.03   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.20   $ 1.03
Number of accumulation units outstanding at end of period (000 omitted)                                                351       14

OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (11/6/2003)
Accumulation unit value at beginning of period                                                                      $ 1.03   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.10   $ 1.03
Number of accumulation units outstanding at end of period (000 omitted)                                              1,918        6

PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (11/6/2003)
Accumulation unit value at beginning of period                                                                      $ 1.07   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.17   $ 1.07
Number of accumulation units outstanding at end of period (000 omitted)                                                 17       --

PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (11/6/2003)
Accumulation unit value at beginning of period                                                                      $ 1.08   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.13   $ 1.08
Number of accumulation units outstanding at end of period (000 omitted)                                                  3       --

PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (11/6/2003)
Accumulation unit value at beginning of period                                                                      $ 1.10   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.25   $ 1.10
Number of accumulation units outstanding at end of period (000 omitted)                                                103        6

PUTNAM VT RESEARCH FUND - CLASS IB SHARES (11/6/2003)
Accumulation unit value at beginning of period                                                                      $ 1.05   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.11   $ 1.05
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.18       --
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

PUTNAM VT VISTA FUND - CLASS IB SHARES (11/6/2003)
Accumulation unit value at beginning of period                                                                      $ 1.00   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.16   $ 1.00
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

STI CLASSIC VARIABLE TRUST CAPITAL APPRECIATION FUND (11/6/2003)
Accumulation unit value at beginning of period                                                                      $ 1.04   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.09   $ 1.04
Number of accumulation units outstanding at end of period (000 omitted)                                                  5       --

STI CLASSIC VARIABLE TRUST GROWTH AND INCOME FUND (11/6/2003)
Accumulation unit value at beginning of period                                                                      $ 1.07   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.20   $ 1.07
Number of accumulation units outstanding at end of period (000 omitted)                                                  6       --

STI CLASSIC VARIABLE TRUST INTERNATIONAL EQUITY FUND (11/6/2003)
Accumulation unit value at beginning of period                                                                      $ 1.10   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.29   $ 1.10
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                                  2004     2003
-----------------------------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST INVESTMENT GRADE BOND FUND (11/6/2003)
Accumulation unit value at beginning of period                                                                      $ 1.01   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.04   $ 1.01
Number of accumulation units outstanding at end of period (000 omitted)                                                 11       --

STI CLASSIC VARIABLE TRUST MID-CAP EQUITY FUND (11/6/2003)
Accumulation unit value at beginning of period                                                                      $ 1.04   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.19   $ 1.04
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

STI CLASSIC VARIABLE TRUST SMALL CAP VALUE EQUITY FUND (11/6/2003)
Accumulation unit value at beginning of period                                                                      $ 1.07   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.30   $ 1.07
Number of accumulation units outstanding at end of period (000 omitted)                                                  5       --

STI CLASSIC VARIABLE TRUST VALUE INCOME STOCK FUND (11/6/2003)
Accumulation unit value at beginning of period                                                                      $ 1.06   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.20   $ 1.06
Number of accumulation units outstanding at end of period (000 omitted)                                                 19       --

VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO CLASS II SHARES (11/6/2003)
Accumulation unit value at beginning of period                                                                      $ 1.08   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.24   $ 1.08
Number of accumulation units outstanding at end of period (000 omitted)                                              1,681       10

VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO CLASS II SHARES (11/6/2003)
Accumulation unit value at beginning of period                                                                      $ 1.08   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.21   $ 1.08
Number of accumulation units outstanding at end of period (000 omitted)                                                 22        5

VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO CLASS I SHARES (11/6/2003)
Accumulation unit value at beginning of period                                                                      $ 1.06   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.42   $ 1.06
Number of accumulation units outstanding at end of period (000 omitted)                                                  6        1

VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO CLASS II SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.37       --
Number of accumulation units outstanding at end of period (000 omitted)                                                 74       --

WANGER INTERNATIONAL SMALL CAP (4/30/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.20       --
Number of accumulation units outstanding at end of period (000 omitted)                                                608       --

WANGER U.S. SMALLER COMPANIES (4/30/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.15       --
Number of accumulation units outstanding at end of period (000 omitted)                                                455       --

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUND (4/30/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.08       --
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

WELLS FARGO ADVANTAGE EQUITY INCOME FUND (4/30/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.08       --
Number of accumulation units outstanding at end of period (000 omitted)                                                203       --

WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE FUND (4/30/2004)
(PREVIOUSLY WELLS FARGO VT EQUITY VALUE FUND)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.08       --
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                                  2004     2003
-----------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE LARGE COMPANY CORE FUND (4/30/2004)
(PREVIOUSLY WELLS FARGO VT GROWTH FUND)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.06       --
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

WELLS FARGO ADVANTAGE INTERNATIONAL CORE FUND (4/30/2004)
(PREVIOUSLY WELLS FARGO VT INTERNATIONAL EQUITY FUND)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.11       --
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH FUND (4/30/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.03       --
Number of accumulation units outstanding at end of period (000 omitted)                                                186       --

WELLS FARGO ADVANTAGE MONEY MARKET FUND (4/30/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 0.99       --
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND (4/30/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.06       --
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

WELLS FARGO ADVANTAGE TOTAL RETURN BOND FUND (4/30/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.03       --
Number of accumulation units outstanding at end of period (000 omitted)                                                156       --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.80% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.

YEAR ENDED DEC. 31,                                                                                         2004     2003     2002
-----------------------------------------------------------------------------------------------------------------------------------
AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (3/1/2002)
Accumulation unit value at beginning of period                                                             $ 0.97   $ 0.99   $ 1.00
Accumulation unit value at end of period                                                                   $ 0.96   $ 0.97   $ 0.99
Number of accumulation units outstanding at end of period (000 omitted)                                        24       21      132

AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (3/1/2002)
Accumulation unit value at beginning of period                                                             $ 1.01   $ 1.01   $ 1.00
Accumulation unit value at end of period                                                                   $ 1.04   $ 1.01   $ 1.01
Number of accumulation units outstanding at end of period (000 omitted)                                        --       --       --

AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (3/1/2002)
Accumulation unit value at beginning of period                                                             $ 1.10   $ 0.80   $ 1.00
Accumulation unit value at end of period                                                                   $ 1.27   $ 1.10   $ 0.80
Number of accumulation units outstanding at end of period (000 omitted)                                        --       --       --

AXP(R) VARIABLE PORTFOLIO - EQUITY SELECT FUND (8/30/2002)
Accumulation unit value at beginning of period                                                             $ 1.22   $ 1.02   $ 1.00
Accumulation unit value at end of period                                                                   $ 1.31   $ 1.22   $ 1.02
Number of accumulation units outstanding at end of period (000 omitted)                                        85       --       --

AXP(R) VARIABLE PORTFOLIO - GROWTH FUND (4/30/2004)
Accumulation unit value at beginning of period                                                             $ 1.00       --       --
Accumulation unit value at end of period                                                                   $ 1.07       --       --
Number of accumulation units outstanding at end of period (000 omitted)                                        --       --       --

AXP(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (3/1/2002)
Accumulation unit value at beginning of period                                                             $ 1.08   $ 0.92   $ 1.00
Accumulation unit value at end of period                                                                   $ 1.19   $ 1.08   $ 0.92
Number of accumulation units outstanding at end of period (000 omitted)                                       170       --       --

AXP(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (6/1/2004)
Accumulation unit value at beginning of period                                                             $ 1.00       --       --
Accumulation unit value at end of period                                                                   $ 1.10       --       --
Number of accumulation units outstanding at end of period (000 omitted)                                        --       --       --

AXP(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND* (3/3/2003)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - CAPITAL RESOURCE FUND)
Accumulation unit value at beginning of period                                                             $ 1.31   $ 1.00       --
Accumulation unit value at end of period                                                                   $ 1.36   $ 1.31       --
Number of accumulation units outstanding at end of period (000 omitted)                                       502       --       --
* AXP(R) VARIABLE PORTFOLIO - BLUE CHIP ADVANTAGE FUND MERGED INTO AXP(R)
VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND ON JULY 9, 2004.

AXP(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period                                                             $ 1.00       --       --
Accumulation unit value at end of period                                                                   $ 1.10       --       --
Number of accumulation units outstanding at end of period (000 omitted)                                        --       --       --

AXP(R) VARIABLE PORTFOLIO - MANAGED FUND (3/1/2002)
Accumulation unit value at beginning of period                                                             $ 0.96   $ 0.82   $ 1.00
Accumulation unit value at end of period                                                                   $ 1.03   $ 0.96   $ 0.82
Number of accumulation units outstanding at end of period (000 omitted)                                        --       --       --

AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R) (3/1/2002)
Accumulation unit value at beginning of period                                                             $ 0.97   $ 0.79   $ 1.00
Accumulation unit value at end of period                                                                   $ 0.98   $ 0.97   $ 0.79
Number of accumulation units outstanding at end of period (000 omitted)                                        --       --       --

AXP(R) VARIABLE PORTFOLIO - PARTNERS SELECT VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period                                                             $ 1.00       --       --
Accumulation unit value at end of period                                                                   $ 1.10       --       --
Number of accumulation units outstanding at end of period (000 omitted)                                        --       --       --

AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (7/31/2002)
Accumulation unit value at beginning of period                                                             $ 1.29   $ 0.96   $ 1.00
Accumulation unit value at end of period                                                                   $ 1.52   $ 1.29   $ 0.96
Number of accumulation units outstanding at end of period (000 omitted)                                       325       --       --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.80% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                         2004     2003     2002
-----------------------------------------------------------------------------------------------------------------------------------
AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (4/30/2004)
Accumulation unit value at beginning of period                                                             $ 1.00       --       --
Accumulation unit value at end of period                                                                   $ 1.08       --       --
Number of accumulation units outstanding at end of period (000 omitted)                                        --       --       --

AXP(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (3/1/2002)
Accumulation unit value at beginning of period                                                             $ 1.01   $ 1.02   $ 1.00
Accumulation unit value at end of period                                                                   $ 1.00   $ 1.01   $ 1.02
Number of accumulation units outstanding at end of period (000 omitted)                                        31       39       --

AXP(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND (3/1/2002)
Accumulation unit value at beginning of period                                                             $ 1.22   $ 0.84   $ 1.00
Accumulation unit value at end of period                                                                   $ 1.42   $ 1.22   $ 0.84
Number of accumulation units outstanding at end of period (000 omitted)                                        --       --       --

AXP(R) VARIABLE PORTFOLIO - THREADNEEDLE EMERGING MARKETS FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND)
Accumulation unit value at beginning of period                                                             $ 1.00       --       --
Accumulation unit value at end of period                                                                   $ 1.17       --       --
Number of accumulation units outstanding at end of period (000 omitted)                                       191       --       --

AXP(R) VARIABLE PORTFOLIO - THREADNEEDLE INTERNATIONAL FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - INTERNATIONAL FUND)
Accumulation unit value at beginning of period                                                             $ 1.00       --       --
Accumulation unit value at end of period                                                                   $ 1.14       --       --
Number of accumulation units outstanding at end of period (000 omitted)                                        --       --       --

AIM V.I. BASIC VALUE FUND, SERIES II SHARES (7/31/2002)
Accumulation unit value at beginning of period                                                             $ 1.24   $ 0.95   $ 1.00
Accumulation unit value at end of period                                                                   $ 1.35   $ 1.24   $ 0.95
Number of accumulation units outstanding at end of period (000 omitted)                                        48       --       --

AIM V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES (3/3/2003)
Accumulation unit value at beginning of period                                                             $ 1.32   $ 1.00       --
Accumulation unit value at end of period                                                                   $ 1.38   $ 1.32       --
Number of accumulation units outstanding at end of period (000 omitted)                                        59       --       --

AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (3/1/2002)
Accumulation unit value at beginning of period                                                             $ 1.00   $ 0.79   $ 1.00
Accumulation unit value at end of period                                                                   $ 1.04   $ 1.00   $ 0.79
Number of accumulation units outstanding at end of period (000 omitted)                                        25       --       --

AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (8/30/2002)
Accumulation unit value at beginning of period                                                             $ 1.25   $ 0.94   $ 1.00
Accumulation unit value at end of period                                                                   $ 1.41   $ 1.25   $ 0.94
Number of accumulation units outstanding at end of period (000 omitted)                                        --       --       --

AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                             $ 1.00       --       --
Accumulation unit value at end of period                                                                   $ 1.08       --       --
Number of accumulation units outstanding at end of period (000 omitted)                                        14       --       --

AIM V.I. PREMIER EQUITY FUND, SERIES I SHARES (3/3/2003)
Accumulation unit value at beginning of period                                                             $ 1.27   $ 1.00       --
Accumulation unit value at end of period                                                                   $ 1.32   $ 1.27       --
Number of accumulation units outstanding at end of period (000 omitted)                                        16       --       --

AIM V.I. PREMIER EQUITY FUND, SERIES II SHARES (3/1/2002)
Accumulation unit value at beginning of period                                                             $ 0.91   $ 0.74   $ 1.00
Accumulation unit value at end of period                                                                   $ 0.94   $ 0.91   $ 0.74
Number of accumulation units outstanding at end of period (000 omitted)                                        --       --       --

ALLIANCEBERNSTEIN VP GROWTH AND INCOME PORTFOLIO (CLASS B) (8/30/2002)
Accumulation unit value at beginning of period                                                             $ 1.23   $ 0.95   $ 1.00
Accumulation unit value at end of period                                                                   $ 1.34   $ 1.23   $ 0.95
Number of accumulation units outstanding at end of period (000 omitted)                                        10       --       --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.80% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                         2004     2003     2002
-----------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VP INTERNATIONAL VALUE PORTFOLIO (CLASS B) (4/30/2004)
Accumulation unit value at beginning of period                                                             $ 1.00       --       --
Accumulation unit value at end of period                                                                   $ 1.19       --       --
Number of accumulation units outstanding at end of period (000 omitted)                                       295       --       --

ALLIANCEBERNSTEIN VP LARGE CAP GROWTH PORTFOLIO (CLASS B) (8/30/2002)
(PREVIOUSLY ALLIANCEBERNSTEIN VP PREMIER GROWTH PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                                             $ 1.11   $ 0.92   $ 1.00
Accumulation unit value at end of period                                                                   $ 1.19   $ 1.11   $ 0.92
Number of accumulation units outstanding at end of period (000 omitted)                                        --       --       --

ALLIANCEBERNSTEIN VP GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (8/30/2002)
(PREVIOUSLY ALLIANCEBERNSTEIN VP TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                                             $ 1.33   $ 0.94   $ 1.00
Accumulation unit value at end of period                                                                   $ 1.37   $ 1.33   $ 0.94
Number of accumulation units outstanding at end of period (000 omitted)                                        --       --       --

ALLIANCEBERNSTEIN VP TOTAL RETURN PORTFOLIO (CLASS B) (4/30/2004)
Accumulation unit value at beginning of period                                                             $ 1.00       --       --
Accumulation unit value at end of period                                                                   $ 1.07       --       --
Number of accumulation units outstanding at end of period (000 omitted)                                        --       --       --

AMERICAN CENTURY(R) VP INFLATION PROTECTION, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                                                             $ 1.00       --       --
Accumulation unit value at end of period                                                                   $ 1.05       --       --
Number of accumulation units outstanding at end of period (000 omitted)                                       526       --       --

AMERICAN CENTURY(R) VP INTERNATIONAL, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                                                             $ 1.00       --       --
Accumulation unit value at end of period                                                                   $ 1.12       --       --
Number of accumulation units outstanding at end of period (000 omitted)                                        --       --       --

AMERICAN CENTURY(R) VP ULTRA, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                                                             $ 1.00       --       --
Accumulation unit value at end of period                                                                   $ 1.06       --       --
Number of accumulation units outstanding at end of period (000 omitted)                                        32       --       --

AMERICAN CENTURY(R) VP VALUE, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                                                             $ 1.00       --       --
Accumulation unit value at end of period                                                                   $ 1.09       --       --
Number of accumulation units outstanding at end of period (000 omitted)                                        --       --       --

COLONIAL SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (4/30/2004)
Accumulation unit value at beginning of period                                                             $ 1.00       --       --
Accumulation unit value at end of period                                                                   $ 1.17       --       --
Number of accumulation units outstanding at end of period (000 omitted)                                        --       --       --

COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (4/30/2004)
Accumulation unit value at beginning of period                                                             $ 1.00       --       --
Accumulation unit value at end of period                                                                   $ 1.04       --       --
Number of accumulation units outstanding at end of period (000 omitted)                                        69       --       --

DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARE CLASS (4/30/2004)
Accumulation unit value at beginning of period                                                             $ 1.00       --       --
Accumulation unit value at end of period                                                                   $ 1.13       --       --
Number of accumulation units outstanding at end of period (000 omitted)                                        --       --       --

DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARE CLASS (4/30/2004)
Accumulation unit value at beginning of period                                                             $ 1.00       --       --
Accumulation unit value at end of period                                                                   $ 1.03       --       --
Number of accumulation units outstanding at end of period (000 omitted)                                        92       --       --

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. - INITIAL SHARE CLASS (3/3/2003)
Accumulation unit value at beginning of period                                                             $ 1.28   $ 1.00       --
Accumulation unit value at end of period                                                                   $ 1.34   $ 1.28       --
Number of accumulation units outstanding at end of period (000 omitted)                                        --       --       --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.80% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                         2004     2003     2002
-----------------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARE CLASS (4/30/2004)
Accumulation unit value at beginning of period                                                             $ 1.00       --       --
Accumulation unit value at end of period                                                                   $ 1.03       --       --
Number of accumulation units outstanding at end of period (000 omitted)                                        --       --       --

DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARE CLASS (4/30/2004)
Accumulation unit value at beginning of period                                                             $ 1.00       --       --
Accumulation unit value at end of period                                                                   $ 1.14       --       --
Number of accumulation units outstanding at end of period (000 omitted)                                        --       --       --

EVERGREEN VA BALANCED FUND - CLASS 2 (7/31/2002)
(PREVIOUSLY EVERGREEN VA FOUNDATION FUND - CLASS 2)
Accumulation unit value at beginning of period                                                             $ 1.13   $ 1.00   $ 1.00
Accumulation unit value at end of period                                                                   $ 1.18   $ 1.13   $ 1.00
Number of accumulation units outstanding at end of period (000 omitted)                                        --       --       --

EVERGREEN VA CORE BOND FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period                                                             $ 1.05   $ 1.04   $ 1.00
Accumulation unit value at end of period                                                                   $ 1.07   $ 1.05   $ 1.04
Number of accumulation units outstanding at end of period (000 omitted)                                         7       --      118

EVERGREEN VA FUND - CLASS 2* (8/30/2002)
Accumulation unit value at beginning of period                                                             $ 1.19   $ 0.96   $ 1.00
Accumulation unit value at end of period                                                                   $ 1.26   $ 1.19   $ 0.96
Number of accumulation units outstanding at end of period (000 omitted)                                        --       --       --
* EVERGREEN VA FUND - CLASS 2 MERGED INTO EVERGREEN VA FUNDAMENTAL LARGE CAP
FUND - CLASS 2 ON APRIL 15, 2005.

EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2* (8/30/2002)
(PREVIOUSLY EVERGREEN VA GROWTH AND INCOME FUND - CLASS 2)
Accumulation unit value at beginning of period                                                             $ 1.22   $ 0.96   $ 1.00
Accumulation unit value at end of period                                                                   $ 1.30   $ 1.22   $ 0.96
Number of accumulation units outstanding at end of period (000 omitted)                                         9       --       --
* EVERGREEN VA FUND - CLASS 2 MERGED INTO EVERGREEN VA FUNDAMENTAL LARGE CAP
FUND - CLASS 2 ON APRIL 15, 2005.

EVERGREEN VA GROWTH FUND - CLASS 2* (7/31/2002)
Accumulation unit value at beginning of period                                                             $ 1.34   $ 0.98   $ 1.00
Accumulation unit value at end of period                                                                   $ 1.49   $ 1.34   $ 0.98
Number of accumulation units outstanding at end of period (000 omitted)                                        --       --       --
* EVERGREEN VA SPECIAL EQUITY FUND - CLASS 2 MERGED INTO EVERGREEN VA GROWTH
FUND - CLASS 2 ON APRIL 15, 2005.

EVERGREEN VA HIGH INCOME FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period                                                             $ 1.20   $ 1.03   $ 1.00
Accumulation unit value at end of period                                                                   $ 1.28   $ 1.20   $ 1.03
Number of accumulation units outstanding at end of period (000 omitted)                                         4       32       32

EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period                                                             $ 1.19   $ 0.93   $ 1.00
Accumulation unit value at end of period                                                                   $ 1.39   $ 1.19   $ 0.93
Number of accumulation units outstanding at end of period (000 omitted)                                        --       --       --

EVERGREEN VA OMEGA FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period                                                             $ 1.32   $ 0.96   $ 1.00
Accumulation unit value at end of period                                                                   $ 1.38   $ 1.32   $ 0.96
Number of accumulation units outstanding at end of period (000 omitted)                                         2       --       --

EVERGREEN VA SPECIAL EQUITY FUND - CLASS 2* (8/30/2002)
Accumulation unit value at beginning of period                                                             $ 1.43   $ 0.96   $ 1.00
Accumulation unit value at end of period                                                                   $ 1.48   $ 1.43   $ 0.96
Number of accumulation units outstanding at end of period (000 omitted)                                         1       --       --
* EVERGREEN VA SPECIAL EQUITY FUND - CLASS 2 MERGED INTO EVERGREEN VA GROWTH
FUND - CLASS 2 ON APRIL 15, 2005.

EVERGREEN VA SPECIAL VALUES FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period                                                             $ 1.21   $ 0.95   $ 1.00
Accumulation unit value at end of period                                                                   $ 1.42   $ 1.21   $ 0.95
Number of accumulation units outstanding at end of period (000 omitted)                                        43       --       --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.80% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                         2004     2003     2002
-----------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA STRATEGIC INCOME FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period                                                             $ 1.23   $ 1.08   $ 1.00
Accumulation unit value at end of period                                                                   $ 1.31   $ 1.23   $ 1.08
Number of accumulation units outstanding at end of period (000 omitted)                                         4       --       --

FIDELITY(R) VIP BALANCED PORTFOLIO SERVICE CLASS 2 (3/1/2002)
Accumulation unit value at beginning of period                                                             $ 1.02   $ 0.91   $ 1.00
Accumulation unit value at end of period                                                                   $ 1.05   $ 1.02   $ 0.91
Number of accumulation units outstanding at end of period (000 omitted)                                        --       --       --

FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (8/30/2002)
Accumulation unit value at beginning of period                                                             $ 1.21   $ 0.97   $ 1.00
Accumulation unit value at end of period                                                                   $ 1.37   $ 1.21   $ 0.97
Number of accumulation units outstanding at end of period (000 omitted)                                       524       --       --

FIDELITY(R) VIP DYNAMIC CAPITAL APPRECIATION PORTFOLIO SERVICE CLASS 2 (3/3/2003)
Accumulation unit value at beginning of period                                                             $ 1.27   $ 1.00       --
Accumulation unit value at end of period                                                                   $ 1.26   $ 1.27       --
Number of accumulation units outstanding at end of period (000 omitted)                                        --       --       --

FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2 (3/1/2002)
Accumulation unit value at beginning of period                                                             $ 1.01   $ 0.85   $ 1.00
Accumulation unit value at end of period                                                                   $ 1.05   $ 1.01   $ 0.85
Number of accumulation units outstanding at end of period (000 omitted)                                        --       --       --

FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (3/1/2002)
Accumulation unit value at beginning of period                                                             $ 0.94   $ 0.72   $ 1.00
Accumulation unit value at end of period                                                                   $ 0.95   $ 0.94   $ 0.72
Number of accumulation units outstanding at end of period (000 omitted)                                        --       --       --

FIDELITY(R) VIP HIGH INCOME PORTFOLIO SERVICE CLASS 2 (3/3/2003)
Accumulation unit value at beginning of period                                                             $ 1.20   $ 1.00       --
Accumulation unit value at end of period                                                                   $ 1.29   $ 1.20       --
Number of accumulation units outstanding at end of period (000 omitted)                                        42       33       --

FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                             $ 1.00       --       --
Accumulation unit value at end of period                                                                   $ 1.03       --       --
Number of accumulation units outstanding at end of period (000 omitted)                                       162       --       --

FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (3/1/2002)
Accumulation unit value at beginning of period                                                             $ 1.21   $ 0.89   $ 1.00
Accumulation unit value at end of period                                                                   $ 1.48   $ 1.21   $ 0.89
Number of accumulation units outstanding at end of period (000 omitted)                                        54       19       --

FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                             $ 1.00       --       --
Accumulation unit value at end of period                                                                   $ 1.10       --       --
Number of accumulation units outstanding at end of period (000 omitted)                                       295       --       --

FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (3/3/2003)
Accumulation unit value at beginning of period                                                             $ 1.30   $ 1.00       --
Accumulation unit value at end of period                                                                   $ 1.46   $ 1.30       --
Number of accumulation units outstanding at end of period (000 omitted)                                       191       95       --

FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2 (3/3/2003)
Accumulation unit value at beginning of period                                                             $ 1.32   $ 1.00       --
Accumulation unit value at end of period                                                                   $ 1.70   $ 1.32       --
Number of accumulation units outstanding at end of period (000 omitted)                                       102       --       --

FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                             $ 1.00       --       --
Accumulation unit value at end of period                                                                   $ 1.09       --       --
Number of accumulation units outstanding at end of period (000 omitted)                                        --       --       --

FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (3/1/2002)
(PREVIOUSLY FTVIPT FRANKLIN SMALL CAP FUND - CLASS 2)
Accumulation unit value at beginning of period                                                             $ 1.01   $ 0.75   $ 1.00
Accumulation unit value at end of period                                                                   $ 1.11   $ 1.01   $ 0.75
Number of accumulation units outstanding at end of period (000 omitted)                                        --       --       --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.80% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                         2004     2003     2002
-----------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (3/1/2002)
Accumulation unit value at beginning of period                                                             $ 1.14   $ 0.88   $ 1.00
Accumulation unit value at end of period                                                                   $ 1.38   $ 1.14   $ 0.88
Number of accumulation units outstanding at end of period (000 omitted)                                        23       20       --

FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (3/1/2002)
Accumulation unit value at beginning of period                                                             $ 1.07   $ 0.87   $ 1.00
Accumulation unit value at end of period                                                                   $ 1.19   $ 1.07   $ 0.87
Number of accumulation units outstanding at end of period (000 omitted)                                       138      153       --

FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (3/1/2002)
Accumulation unit value at beginning of period                                                             $ 1.07   $ 0.83   $ 1.00
Accumulation unit value at end of period                                                                   $ 1.24   $ 1.07   $ 0.83
Number of accumulation units outstanding at end of period (000 omitted)                                        --       --       --

FTVIPT TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                             $ 1.00       --       --
Accumulation unit value at end of period                                                                   $ 1.16       --       --
Number of accumulation units outstanding at end of period (000 omitted)                                       195       --       --

FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                             $ 1.00       --       --
Accumulation unit value at end of period                                                                   $ 1.12       --       --
Number of accumulation units outstanding at end of period (000 omitted)                                        --       --       --

GOLDMAN SACHS VIT CORE(SM) U.S. EQUITY FUND (3/3/2003)
Accumulation unit value at beginning of period                                                             $ 1.33   $ 1.00       --
Accumulation unit value at end of period                                                                   $ 1.51   $ 1.33       --
Number of accumulation units outstanding at end of period (000 omitted)                                        54       --       --

GOLDMAN SACHS VIT MID CAP VALUE FUND (3/3/2003)
Accumulation unit value at beginning of period                                                             $ 1.33   $ 1.00       --
Accumulation unit value at end of period                                                                   $ 1.64   $ 1.33       --
Number of accumulation units outstanding at end of period (000 omitted)                                       165       --       --

MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (4/30/2004)
Accumulation unit value at beginning of period                                                             $ 1.00       --       --
Accumulation unit value at end of period                                                                   $ 1.07       --       --
Number of accumulation units outstanding at end of period (000 omitted)                                        --       --       --

MFS(R) INVESTORS TRUST SERIES - INITIAL CLASS (3/3/2003)
Accumulation unit value at beginning of period                                                             $ 1.25   $ 1.00       --
Accumulation unit value at end of period                                                                   $ 1.37   $ 1.25       --
Number of accumulation units outstanding at end of period (000 omitted)                                        --       --       --

MFS(R) INVESTORS TRUST SERIES - SERVICE CLASS (3/1/2002)
Accumulation unit value at beginning of period                                                             $ 0.95   $ 0.80   $ 1.00
Accumulation unit value at end of period                                                                   $ 1.04   $ 0.95   $ 0.80
Number of accumulation units outstanding at end of period (000 omitted)                                        --       --       --

MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (3/1/2002)
Accumulation unit value at beginning of period                                                             $ 0.96   $ 0.73   $ 1.00
Accumulation unit value at end of period                                                                   $ 1.00   $ 0.96   $ 0.73
Number of accumulation units outstanding at end of period (000 omitted)                                        --       --       --

MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (3/1/2002)
Accumulation unit value at beginning of period                                                             $ 1.04   $ 0.92   $ 1.00
Accumulation unit value at end of period                                                                   $ 1.13   $ 1.04   $ 0.92
Number of accumulation units outstanding at end of period (000 omitted)                                        --       --       --

MFS(R) UTILITIES SERIES - INITIAL CLASS (3/3/2003)
Accumulation unit value at beginning of period                                                             $ 1.33   $ 1.00       --
Accumulation unit value at end of period                                                                   $ 1.70   $ 1.33       --
Number of accumulation units outstanding at end of period (000 omitted)                                        --       --       --

MFS(R) UTILITIES SERIES - SERVICE CLASS (3/1/2002)
Accumulation unit value at beginning of period                                                             $ 1.10   $ 0.85   $ 1.00
Accumulation unit value at end of period                                                                   $ 1.41   $ 1.10   $ 0.85
Number of accumulation units outstanding at end of period (000 omitted)                                        --       --       --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.80% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                         2004     2003     2002
-----------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (8/30/2002)
Accumulation unit value at beginning of period                                                             $ 1.23   $ 0.96   $ 1.00
Accumulation unit value at end of period                                                                   $ 1.29   $ 1.23   $ 0.96
Number of accumulation units outstanding at end of period (000 omitted)                                        63       --       --

OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (8/30/2002)
Accumulation unit value at beginning of period                                                             $ 1.30   $ 0.92   $ 1.00
Accumulation unit value at end of period                                                                   $ 1.51   $ 1.30   $ 0.92
Number of accumulation units outstanding at end of period (000 omitted)                                       101       83       --

OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (7/31/2002)
Accumulation unit value at beginning of period                                                             $ 1.35   $ 0.95   $ 1.00
Accumulation unit value at end of period                                                                   $ 1.58   $ 1.35   $ 0.95
Number of accumulation units outstanding at end of period (000 omitted)                                        --       --       --

OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (8/30/2002)
Accumulation unit value at beginning of period                                                             $ 1.12   $ 1.04   $ 1.00
Accumulation unit value at end of period                                                                   $ 1.19   $ 1.12   $ 1.04
Number of accumulation units outstanding at end of period (000 omitted)                                       417       --       --

PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (3/1/2002)
Accumulation unit value at beginning of period                                                             $ 1.00   $ 0.81   $ 1.00
Accumulation unit value at end of period                                                                   $ 1.09   $ 1.00   $ 0.81
Number of accumulation units outstanding at end of period (000 omitted)                                        --       --       --

PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (8/30/2002)
Accumulation unit value at beginning of period                                                             $ 1.12   $ 0.97   $ 1.00
Accumulation unit value at end of period                                                                   $ 1.18   $ 1.12   $ 0.97
Number of accumulation units outstanding at end of period (000 omitted)                                        --       --       --

PUTNAM VT INCOME FUND - CLASS IB SHARES (3/1/2002)
Accumulation unit value at beginning of period                                                             $ 1.02   $ 1.05   $ 1.00
Accumulation unit value at end of period                                                                   $ 1.05   $ 1.02   $ 1.05
Number of accumulation units outstanding at end of period (000 omitted)                                        --       --       --

PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (3/1/2002)
Accumulation unit value at beginning of period                                                             $ 1.06   $ 0.84   $ 1.00
Accumulation unit value at end of period                                                                   $ 1.20   $ 1.06   $ 0.84
Number of accumulation units outstanding at end of period (000 omitted)                                        14       --       --

PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                             $ 1.00       --       --
Accumulation unit value at end of period                                                                   $ 1.18       --       --
Number of accumulation units outstanding at end of period (000 omitted)                                        --       --       --

PUTNAM VT VISTA FUND - CLASS IB SHARES (3/1/2002)
Accumulation unit value at beginning of period                                                             $ 0.97   $ 0.74   $ 1.00
Accumulation unit value at end of period                                                                   $ 1.13   $ 0.97   $ 0.74
Number of accumulation units outstanding at end of period (000 omitted)                                        --       --       --

VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO CLASS II SHARES (8/30/2002)
Accumulation unit value at beginning of period                                                             $ 1.26   $ 0.98   $ 1.00
Accumulation unit value at end of period                                                                   $ 1.45   $ 1.26   $ 0.98
Number of accumulation units outstanding at end of period (000 omitted)                                       383        8        8

VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO CLASS II SHARES (8/30/2002)
Accumulation unit value at beginning of period                                                             $ 1.19   $ 0.96   $ 1.00
Accumulation unit value at end of period                                                                   $ 1.34   $ 1.19   $ 0.96
Number of accumulation units outstanding at end of period (000 omitted)                                         9       --       --

VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO CLASS I SHARES (8/30/2002)
Accumulation unit value at beginning of period                                                             $ 1.29   $ 0.96   $ 1.00
Accumulation unit value at end of period                                                                   $ 1.74   $ 1.29   $ 0.96
Number of accumulation units outstanding at end of period (000 omitted)                                        --       --       --

VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO CLASS II SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                             $ 1.00       --       --
Accumulation unit value at end of period                                                                   $ 1.37       --       --
Number of accumulation units outstanding at end of period (000 omitted)                                        21       --       --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.80% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                         2004     2003     2002
-----------------------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL SMALL CAP (4/30/2004)
Accumulation unit value at beginning of period                                                             $ 1.00       --       --
Accumulation unit value at end of period                                                                   $ 1.20       --       --
Number of accumulation units outstanding at end of period (000 omitted)                                        32       --       --

WANGER U.S. SMALLER COMPANIES (4/30/2004)
Accumulation unit value at beginning of period                                                             $ 1.00       --       --
Accumulation unit value at end of period                                                                   $ 1.15       --       --
Number of accumulation units outstanding at end of period (000 omitted)                                       197       --       --

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUND (3/3/2003)
Accumulation unit value at beginning of period                                                             $ 1.24   $ 1.00       --
Accumulation unit value at end of period                                                                   $ 1.33   $ 1.24       --
Number of accumulation units outstanding at end of period (000 omitted)                                        --      166       --

WELLS FARGO ADVANTAGE EQUITY INCOME FUND (3/3/2003)
Accumulation unit value at beginning of period                                                             $ 1.27   $ 1.00       --
Accumulation unit value at end of period                                                                   $ 1.39   $ 1.27       --
Number of accumulation units outstanding at end of period (000 omitted)                                       288       --       --

WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE FUND (3/3/2003)
(PREVIOUSLY WELLS FARGO VT EQUITY VALUE FUND)
Accumulation unit value at beginning of period                                                             $ 1.30   $ 1.00       --
Accumulation unit value at end of period                                                                   $ 1.42   $ 1.30       --
Number of accumulation units outstanding at end of period (000 omitted)                                        --       --       --

WELLS FARGO ADVANTAGE LARGE COMPANY CORE FUND (3/3/2003)
(PREVIOUSLY WELLS FARGO VT GROWTH FUND)
Accumulation unit value at beginning of period                                                             $ 1.24   $ 1.00       --
Accumulation unit value at end of period                                                                   $ 1.33   $ 1.24       --
Number of accumulation units outstanding at end of period (000 omitted)                                         9       --       --

WELLS FARGO ADVANTAGE INTERNATIONAL CORE FUND (3/3/2003)
(PREVIOUSLY WELLS FARGO VT INTERNATIONAL EQUITY FUND)
Accumulation unit value at beginning of period                                                             $ 1.39   $ 1.00       --
Accumulation unit value at end of period                                                                   $ 1.49   $ 1.39       --
Number of accumulation units outstanding at end of period (000 omitted)                                         4       --       --

WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH FUND (3/3/2003)
Accumulation unit value at beginning of period                                                             $ 1.30   $ 1.00       --
Accumulation unit value at end of period                                                                   $ 1.32   $ 1.30       --
Number of accumulation units outstanding at end of period (000 omitted)                                       275      127       --

WELLS FARGO ADVANTAGE MONEY MARKET FUND (3/3/2003)
Accumulation unit value at beginning of period                                                             $ 0.99   $ 1.00       --
Accumulation unit value at end of period                                                                   $ 0.98   $ 0.99       --
Number of accumulation units outstanding at end of period (000 omitted)                                        --       --       --

WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND (3/3/2003)
Accumulation unit value at beginning of period                                                             $ 1.49   $ 1.00       --
Accumulation unit value at end of period                                                                   $ 1.67   $ 1.49       --
Number of accumulation units outstanding at end of period (000 omitted)                                         5       --       --

WELLS FARGO ADVANTAGE TOTAL RETURN BOND FUND (3/3/2003)
Accumulation unit value at beginning of period                                                             $ 1.01   $ 1.00       --
Accumulation unit value at end of period                                                                   $ 1.04   $ 1.01       --
Number of accumulation units outstanding at end of period (000 omitted)                                       206       --       --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.85% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.

YEAR ENDED DEC. 31,                                                                                                  2004     2003
-----------------------------------------------------------------------------------------------------------------------------------
AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (1/29/2003)
Accumulation unit value at beginning of period                                                                      $ 0.99   $ 1.00
Accumulation unit value at end of period                                                                            $ 0.98   $ 0.99
Number of accumulation units outstanding at end of period (000 omitted)                                                179       55

AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (1/29/2003)
Accumulation unit value at beginning of period                                                                      $ 1.02   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.05   $ 1.02
Number of accumulation units outstanding at end of period (000 omitted)                                                169       63

AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (1/29/2003)
Accumulation unit value at beginning of period                                                                      $ 1.44   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.67   $ 1.44
Number of accumulation units outstanding at end of period (000 omitted)                                                 31        9

AXP(R) VARIABLE PORTFOLIO - EQUITY SELECT FUND (1/29/2003)
Accumulation unit value at beginning of period                                                                      $ 1.26   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.35   $ 1.26
Number of accumulation units outstanding at end of period (000 omitted)                                                118       --

AXP(R) VARIABLE PORTFOLIO - GROWTH FUND (1/29/2003)
Accumulation unit value at beginning of period                                                                      $ 1.22   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.29   $ 1.22
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

AXP(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (4/30/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.08       --
Number of accumulation units outstanding at end of period (000 omitted)                                                372       --

AXP(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (6/1/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.09       --
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

AXP(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND* (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - CAPITAL RESOURCE FUND)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.05       --
Number of accumulation units outstanding at end of period (000 omitted)                                                818       --
* AXP(R) VARIABLE PORTFOLIO - BLUE CHIP ADVANTAGE FUND MERGED INTO AXP(R)
VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND ON JULY 9, 2004.

AXP(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.10       --
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R) (1/29/2003)
Accumulation unit value at beginning of period                                                                      $ 1.25   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.27   $ 1.25
Number of accumulation units outstanding at end of period (000 omitted)                                                 66       37

AXP(R) VARIABLE PORTFOLIO - PARTNERS SELECT VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.10       --
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (1/29/2003)
Accumulation unit value at beginning of period                                                                      $ 1.40   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.64   $ 1.40
Number of accumulation units outstanding at end of period (000 omitted)                                                337        3

AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (1/29/2003)
Accumulation unit value at beginning of period                                                                      $ 1.28   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.39   $ 1.28
Number of accumulation units outstanding at end of period (000 omitted)                                                 30       22

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.85% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                                  2004     2003
-----------------------------------------------------------------------------------------------------------------------------------
AXP(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (1/29/2003)
Accumulation unit value at beginning of period                                                                      $ 0.99   $ 1.00
Accumulation unit value at end of period                                                                            $ 0.98   $ 0.99
Number of accumulation units outstanding at end of period (000 omitted)                                                399      234

AXP(R) VARIABLE PORTFOLIO - THREADNEEDLE EMERGING MARKETS FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.17       --
Number of accumulation units outstanding at end of period (000 omitted)                                                225       --

AXP(R) VARIABLE PORTFOLIO - THREADNEEDLE INTERNATIONAL FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - INTERNATIONAL FUND)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.14       --
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

AIM V.I. BASIC VALUE FUND, SERIES II SHARES (1/29/2003)
Accumulation unit value at beginning of period                                                                      $ 1.35   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.46   $ 1.35
Number of accumulation units outstanding at end of period (000 omitted)                                                110       27

AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (1/29/2003)
Accumulation unit value at beginning of period                                                                      $ 1.30   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.35   $ 1.30
Number of accumulation units outstanding at end of period (000 omitted)                                                 40       --

AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (1/29/2003)
Accumulation unit value at beginning of period                                                                      $ 1.35   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.53   $ 1.35
Number of accumulation units outstanding at end of period (000 omitted)                                                 33        1

AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.08       --
Number of accumulation units outstanding at end of period (000 omitted)                                                 13       --

AIM V.I. PREMIER EQUITY FUND, SERIES II SHARES (1/29/2003)
Accumulation unit value at beginning of period                                                                      $ 1.25   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.30   $ 1.25
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

ALLIANCEBERNSTEIN VP GROWTH AND INCOME PORTFOLIO (CLASS B) (1/29/2003)
Accumulation unit value at beginning of period                                                                      $ 1.32   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.44   $ 1.32
Number of accumulation units outstanding at end of period (000 omitted)                                                 30       47

ALLIANCEBERNSTEIN VP INTERNATIONAL VALUE PORTFOLIO (CLASS B) (4/30/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.19       --
Number of accumulation units outstanding at end of period (000 omitted)                                                344       --

ALLIANCEBERNSTEIN VP LARGE CAP GROWTH PORTFOLIO (CLASS B) (1/29/2003)
(PREVIOUSLY ALLIANCEBERNSTEIN VP PREMIER GROWTH PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                                                      $ 1.24   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.32   $ 1.24
Number of accumulation units outstanding at end of period (000 omitted)                                                 20        3

ALLIANCEBERNSTEIN VP GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (1/29/2003)
(PREVIOUSLY ALLIANCEBERNSTEIN VP TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                                                      $ 1.40   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.45   $ 1.40
Number of accumulation units outstanding at end of period (000 omitted)                                                 87        9

ALLIANCEBERNSTEIN VP TOTAL RETURN PORTFOLIO (CLASS B) (1/29/2003)
Accumulation unit value at beginning of period                                                                      $ 1.15   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.23   $ 1.15
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.85% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                                  2004     2003
-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY(R) VP INFLATION PROTECTION, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.05       --
Number of accumulation units outstanding at end of period (000 omitted)                                                901       --

AMERICAN CENTURY(R) VP INTERNATIONAL, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.12       --
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

AMERICAN CENTURY(R) VP ULTRA, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.06       --
Number of accumulation units outstanding at end of period (000 omitted)                                                 46       --

AMERICAN CENTURY(R) VP VALUE, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.09       --
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

COLONIAL SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (4/30/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.17       --
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (4/30/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.04       --
Number of accumulation units outstanding at end of period (000 omitted)                                                  9       --

DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARE CLASS (4/30/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.13       --
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARE CLASS (4/30/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.03       --
Number of accumulation units outstanding at end of period (000 omitted)                                                 90       --

DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARE CLASS (4/30/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.03       --
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARE CLASS (4/30/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.14       --
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

EVERGREEN VA BALANCED FUND - CLASS 2 (1/29/2003)
(PREVIOUSLY EVERGREEN VA FOUNDATION FUND - CLASS 2)
Accumulation unit value at beginning of period                                                                      $ 1.15   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.20   $ 1.15
Number of accumulation units outstanding at end of period (000 omitted)                                                 40       20

EVERGREEN VA CORE BOND FUND - CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                                                                      $ 1.02   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.04   $ 1.02
Number of accumulation units outstanding at end of period (000 omitted)                                                306      185

EVERGREEN VA FUND - CLASS 2* (1/29/2003)
Accumulation unit value at beginning of period                                                                      $ 1.28   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.36   $ 1.28
Number of accumulation units outstanding at end of period (000 omitted)                                                 72       25
* EVERGREEN VA FUND - CLASS 2 MERGED INTO EVERGREEN VA FUNDAMENTAL LARGE CAP
FUND - CLASS 2 ON APRIL 15, 2005.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.85% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                                  2004     2003
-----------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2* (1/29/2003)
(PREVIOUSLY EVERGREEN VA GROWTH AND INCOME FUND - CLASS 2)
Accumulation unit value at beginning of period                                                                      $ 1.31   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.40   $ 1.31
Number of accumulation units outstanding at end of period (000 omitted)                                                 76       35
* EVERGREEN VA FUND - CLASS 2 MERGED INTO EVERGREEN VA FUNDAMENTAL LARGE CAP
FUND - CLASS 2 ON APRIL 15, 2005.

EVERGREEN VA GROWTH FUND - CLASS 2* (1/29/2003)
Accumulation unit value at beginning of period                                                                      $ 1.39   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.55   $ 1.39
Number of accumulation units outstanding at end of period (000 omitted)                                                 45       18
* EVERGREEN VA SPECIAL EQUITY FUND - CLASS 2 MERGED INTO EVERGREEN VA GROWTH
FUND - CLASS 2 ON APRIL 15, 2005.

EVERGREEN VA HIGH INCOME FUND - CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                                                                      $ 1.15   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.22   $ 1.15
Number of accumulation units outstanding at end of period (000 omitted)                                                111       95

EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                                                                      $ 1.34   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.57   $ 1.34
Number of accumulation units outstanding at end of period (000 omitted)                                                 45       28

EVERGREEN VA OMEGA FUND - CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                                                                      $ 1.40   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.47   $ 1.40
Number of accumulation units outstanding at end of period (000 omitted)                                                113       29

EVERGREEN VA SPECIAL EQUITY FUND - CLASS 2* (1/29/2003)
Accumulation unit value at beginning of period                                                                      $ 1.53   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.58   $ 1.53
Number of accumulation units outstanding at end of period (000 omitted)                                                 40       10
* EVERGREEN VA SPECIAL EQUITY FUND - CLASS 2 MERGED INTO EVERGREEN VA GROWTH
FUND - CLASS 2 ON APRIL 15, 2005.

EVERGREEN VA SPECIAL VALUES FUND - CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                                                                      $ 1.31   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.54   $ 1.31
Number of accumulation units outstanding at end of period (000 omitted)                                                111       54

EVERGREEN VA STRATEGIC INCOME FUND - CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                                                                      $ 1.13   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.20   $ 1.13
Number of accumulation units outstanding at end of period (000 omitted)                                                167       60

FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                                                                      $ 1.30   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.47   $ 1.30
Number of accumulation units outstanding at end of period (000 omitted)                                                814      205

FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                                                                      $ 1.34   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.35   $ 1.34
Number of accumulation units outstanding at end of period (000 omitted)                                                  7        5

FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.03       --
Number of accumulation units outstanding at end of period (000 omitted)                                                 11       --

FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                                                                      $ 1.38   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.69   $ 1.38
Number of accumulation units outstanding at end of period (000 omitted)                                                213      143

FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                                                                      $ 1.46   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.62   $ 1.46
Number of accumulation units outstanding at end of period (000 omitted)                                                246        5

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.85% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                                  2004     2003
-----------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.12       --
Number of accumulation units outstanding at end of period (000 omitted)                                                151       --

FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                                                                      $ 1.36   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.76   $ 1.36
Number of accumulation units outstanding at end of period (000 omitted)                                                 78       --

FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.09       --
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (1/29/2003)
(PREVIOUSLY FTVIPT FRANKLIN SMALL CAP FUND - CLASS 2)
Accumulation unit value at beginning of period                                                                      $ 1.37   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.50   $ 1.37
Number of accumulation units outstanding at end of period (000 omitted)                                                 --        5

FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                                                                      $ 1.37   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.66   $ 1.37
Number of accumulation units outstanding at end of period (000 omitted)                                                 85       50

FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                                                                      $ 1.25   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.38   $ 1.25
Number of accumulation units outstanding at end of period (000 omitted)                                                516      349

FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                                                                      $ 1.34   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.55   $ 1.34
Number of accumulation units outstanding at end of period (000 omitted)                                                105       44

FTVIPT TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.16       --
Number of accumulation units outstanding at end of period (000 omitted)                                                291       --

FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.12       --
Number of accumulation units outstanding at end of period (000 omitted)                                                  6       --

GOLDMAN SACHS VIT MID CAP VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.19       --
Number of accumulation units outstanding at end of period (000 omitted)                                                248       --

MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (1/29/2003)
Accumulation unit value at beginning of period                                                                      $ 1.22   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.31   $ 1.22
Number of accumulation units outstanding at end of period (000 omitted)                                                  2        2

MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (1/29/2003)
Accumulation unit value at beginning of period                                                                      $ 1.33   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.39   $ 1.33
Number of accumulation units outstanding at end of period (000 omitted)                                                 21       --

MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (1/29/2003)
Accumulation unit value at beginning of period                                                                      $ 1.17   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.27   $ 1.17
Number of accumulation units outstanding at end of period (000 omitted)                                                401      240

MFS(R) UTILITIES SERIES - SERVICE CLASS (1/29/2003)
Accumulation unit value at beginning of period                                                                      $ 1.30   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.66   $ 1.30
Number of accumulation units outstanding at end of period (000 omitted)                                                 97       12

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.85% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                                  2004     2003
-----------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (1/29/2003)
Accumulation unit value at beginning of period                                                                      $ 1.31   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.37   $ 1.31
Number of accumulation units outstanding at end of period (000 omitted)                                                126       59

OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (1/29/2003)
Accumulation unit value at beginning of period                                                                      $ 1.46   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.70   $ 1.46
Number of accumulation units outstanding at end of period (000 omitted)                                                 12        4

OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES (1/29/2003)
Accumulation unit value at beginning of period                                                                      $ 1.11   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.19   $ 1.11
Number of accumulation units outstanding at end of period (000 omitted)                                                 51       21

OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (1/29/2003)
Accumulation unit value at beginning of period                                                                      $ 1.44   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.68   $ 1.44
Number of accumulation units outstanding at end of period (000 omitted)                                                 33       29

OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (1/29/2003)
Accumulation unit value at beginning of period                                                                      $ 1.07   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.14   $ 1.07
Number of accumulation units outstanding at end of period (000 omitted)                                                851      141

PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (1/29/2003)
Accumulation unit value at beginning of period                                                                      $ 1.29   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.40   $ 1.29
Number of accumulation units outstanding at end of period (000 omitted)                                                  2       --

PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (1/29/2003)
Accumulation unit value at beginning of period                                                                      $ 1.19   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.25   $ 1.19
Number of accumulation units outstanding at end of period (000 omitted)                                                148       10

PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (1/29/2003)
Accumulation unit value at beginning of period                                                                      $ 1.34   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.53   $ 1.34
Number of accumulation units outstanding at end of period (000 omitted)                                                 54       41

PUTNAM VT RESEARCH FUND - CLASS IB SHARES (1/29/2003)
Accumulation unit value at beginning of period                                                                      $ 1.26   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.33   $ 1.26
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.18       --
Number of accumulation units outstanding at end of period (000 omitted)                                                  3       --

PUTNAM VT VISTA FUND - CLASS IB SHARES (1/29/2003)
Accumulation unit value at beginning of period                                                                      $ 1.32   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.54   $ 1.32
Number of accumulation units outstanding at end of period (000 omitted)                                                  2       --

STI CLASSIC VARIABLE TRUST CAPITAL APPRECIATION FUND (1/29/2003)
Accumulation unit value at beginning of period                                                                      $ 1.20   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.25   $ 1.20
Number of accumulation units outstanding at end of period (000 omitted)                                                 20        7

STI CLASSIC VARIABLE TRUST GROWTH AND INCOME FUND (1/29/2003)
Accumulation unit value at beginning of period                                                                      $ 1.27   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.43   $ 1.27
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

STI CLASSIC VARIABLE TRUST INTERNATIONAL EQUITY FUND (1/29/2003)
Accumulation unit value at beginning of period                                                                      $ 1.42   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.67   $ 1.42
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.85% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                                  2004     2003
-----------------------------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST INVESTMENT GRADE BOND FUND (1/29/2003)
Accumulation unit value at beginning of period                                                                      $ 1.00   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.02   $ 1.00
Number of accumulation units outstanding at end of period (000 omitted)                                                 14        7

STI CLASSIC VARIABLE TRUST MID-CAP EQUITY FUND (1/29/2003)
Accumulation unit value at beginning of period                                                                      $ 1.30   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.50   $ 1.30
Number of accumulation units outstanding at end of period (000 omitted)                                                  2        2

STI CLASSIC VARIABLE TRUST SMALL CAP VALUE EQUITY FUND (1/29/2003)
Accumulation unit value at beginning of period                                                                      $ 1.39   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.70   $ 1.39
Number of accumulation units outstanding at end of period (000 omitted)                                                  5        2

STI CLASSIC VARIABLE TRUST VALUE INCOME STOCK FUND (1/29/2003)
Accumulation unit value at beginning of period                                                                      $ 1.26   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.42   $ 1.26
Number of accumulation units outstanding at end of period (000 omitted)                                                 16        6

VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO CLASS II SHARES (1/29/2003)
Accumulation unit value at beginning of period                                                                      $ 1.30   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.50   $ 1.30
Number of accumulation units outstanding at end of period (000 omitted)                                                538       25

VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO CLASS II SHARES (1/29/2003)
Accumulation unit value at beginning of period                                                                      $ 1.29   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.44   $ 1.29
Number of accumulation units outstanding at end of period (000 omitted)                                                 17        3

VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO CLASS I SHARES (1/29/2003)
Accumulation unit value at beginning of period                                                                      $ 1.42   $ 1.00
Accumulation unit value at end of period                                                                            $ 1.90   $ 1.42
Number of accumulation units outstanding at end of period (000 omitted)                                                 12       12

VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO CLASS II SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.37       --
Number of accumulation units outstanding at end of period (000 omitted)                                                  6       --

WANGER INTERNATIONAL SMALL CAP (4/30/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.20       --
Number of accumulation units outstanding at end of period (000 omitted)                                                 28       --

WANGER U.S. SMALLER COMPANIES (4/30/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.15       --
Number of accumulation units outstanding at end of period (000 omitted)                                                221       --

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUND (4/30/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.08       --
Number of accumulation units outstanding at end of period (000 omitted)                                                 16       --

WELLS FARGO ADVANTAGE EQUITY INCOME FUND (4/30/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.08       --
Number of accumulation units outstanding at end of period (000 omitted)                                                438       --

WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE FUND (4/30/2004)
(PREVIOUSLY WELLS FARGO VT EQUITY VALUE FUND)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.08       --
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.85% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                                  2004     2003
-----------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE LARGE COMPANY CORE FUND (4/30/2004)
(PREVIOUSLY WELLS FARGO VT GROWTH FUND)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.06       --
Number of accumulation units outstanding at end of period (000 omitted)                                                 11       --

WELLS FARGO ADVANTAGE INTERNATIONAL CORE FUND (4/30/2004)
(PREVIOUSLY WELLS FARGO VT INTERNATIONAL EQUITY FUND)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.10       --
Number of accumulation units outstanding at end of period (000 omitted)                                                 21       --

WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH FUND (4/30/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.03       --
Number of accumulation units outstanding at end of period (000 omitted)                                                385       --

WELLS FARGO ADVANTAGE MONEY MARKET FUND (4/30/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 0.99       --
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND (4/30/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.06       --
Number of accumulation units outstanding at end of period (000 omitted)                                                 --       --

WELLS FARGO ADVANTAGE TOTAL RETURN BOND FUND (4/30/2004)
Accumulation unit value at beginning of period                                                                      $ 1.00       --
Accumulation unit value at end of period                                                                            $ 1.03       --
Number of accumulation units outstanding at end of period (000 omitted)                                                623       --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.90% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.

YEAR ENDED DEC. 31,                                                                                                           2004
-----------------------------------------------------------------------------------------------------------------------------------
AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 0.99
Number of accumulation units outstanding at end of period (000 omitted)                                                         136

AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.03
Number of accumulation units outstanding at end of period (000 omitted)                                                         220

AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.15
Number of accumulation units outstanding at end of period (000 omitted)                                                          34

AXP(R) VARIABLE PORTFOLIO - EQUITY SELECT FUND (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.07
Number of accumulation units outstanding at end of period (000 omitted)                                                         697

AXP(R) VARIABLE PORTFOLIO - GROWTH FUND (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.07
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

AXP(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.08
Number of accumulation units outstanding at end of period (000 omitted)                                                         830

AXP(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (6/1/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.09
Number of accumulation units outstanding at end of period (000 omitted)                                                           8

AXP(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND* (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - CAPITAL RESOURCE FUND)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.05
Number of accumulation units outstanding at end of period (000 omitted)                                                       9,019
* AXP(R) VARIABLE PORTFOLIO - BLUE CHIP ADVANTAGE FUND MERGED INTO AXP(R)
VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND ON JULY 9, 2004.

AXP(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.10
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R) (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.03
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

AXP(R) VARIABLE PORTFOLIO - PARTNERS SELECT VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.10
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.15
Number of accumulation units outstanding at end of period (000 omitted)                                                       4,456

AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.08
Number of accumulation units outstanding at end of period (000 omitted)                                                          48

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.90% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                                           2004
-----------------------------------------------------------------------------------------------------------------------------------
AXP(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.00
Number of accumulation units outstanding at end of period (000 omitted)                                                         218

AXP(R) VARIABLE PORTFOLIO - THREADNEEDLE EMERGING MARKETS FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.17
Number of accumulation units outstanding at end of period (000 omitted)                                                       2,159

AXP(R) VARIABLE PORTFOLIO - THREADNEEDLE INTERNATIONAL FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - INTERNATIONAL FUND)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.14
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

AIM V.I. BASIC VALUE FUND, SERIES II SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.07
Number of accumulation units outstanding at end of period (000 omitted)                                                       3,225

AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.06
Number of accumulation units outstanding at end of period (000 omitted)                                                           3

AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.10
Number of accumulation units outstanding at end of period (000 omitted)                                                          12

AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.07
Number of accumulation units outstanding at end of period (000 omitted)                                                         900

ALLIANCEBERNSTEIN VP GROWTH AND INCOME PORTFOLIO (CLASS B) (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.08
Number of accumulation units outstanding at end of period (000 omitted)                                                          90

ALLIANCEBERNSTEIN VP INTERNATIONAL VALUE PORTFOLIO (CLASS B) (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.19
Number of accumulation units outstanding at end of period (000 omitted)                                                       3,162

ALLIANCEBERNSTEIN VP TOTAL RETURN PORTFOLIO (CLASS B) (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.07
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

AMERICAN CENTURY(R) VP INFLATION PROTECTION, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.05
Number of accumulation units outstanding at end of period (000 omitted)                                                       7,249

AMERICAN CENTURY(R) VP INTERNATIONAL, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.12
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

AMERICAN CENTURY(R) VP ULTRA, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.06
Number of accumulation units outstanding at end of period (000 omitted)                                                       2,495

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.90% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                                           2004
-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY(R) VP VALUE, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.09
Number of accumulation units outstanding at end of period (000 omitted)                                                          26

COLONIAL SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.17
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.04
Number of accumulation units outstanding at end of period (000 omitted)                                                       1,912

DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARE CLASS (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.13
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARE CLASS (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.03
Number of accumulation units outstanding at end of period (000 omitted)                                                       1,117

DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARE CLASS (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.02
Number of accumulation units outstanding at end of period (000 omitted)                                                          72

DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARE CLASS (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.14
Number of accumulation units outstanding at end of period (000 omitted)                                                           7

EVERGREEN VA CORE BOND FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.03
Number of accumulation units outstanding at end of period (000 omitted)                                                       1,507

EVERGREEN VA FUND - CLASS 2* (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.07
Number of accumulation units outstanding at end of period (000 omitted)                                                          --
* EVERGREEN VA FUND - CLASS 2 MERGED INTO EVERGREEN VA FUNDAMENTAL LARGE CAP
FUND - CLASS 2 ON APRIL 15, 2005.

EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2* (4/30/2004)
(PREVIOUSLY EVERGREEN VA GROWTH AND INCOME FUND - CLASS 2)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.09
Number of accumulation units outstanding at end of period (000 omitted)                                                          57
* EVERGREEN VA FUND - CLASS 2 MERGED INTO EVERGREEN VA FUNDAMENTAL LARGE CAP
FUND - CLASS 2 ON APRIL 15, 2005.

EVERGREEN VA GROWTH FUND - CLASS 2* (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.12
Number of accumulation units outstanding at end of period (000 omitted)                                                          27
* EVERGREEN VA SPECIAL EQUITY FUND - CLASS 2 MERGED INTO EVERGREEN VA GROWTH
FUND - CLASS 2 ON APRIL 15, 2005.

EVERGREEN VA HIGH INCOME FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.05
Number of accumulation units outstanding at end of period (000 omitted)                                                         885

EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.14
Number of accumulation units outstanding at end of period (000 omitted)                                                          79

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.90% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                                           2004
-----------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA OMEGA FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.04
Number of accumulation units outstanding at end of period (000 omitted)                                                       1,048

EVERGREEN VA SPECIAL EQUITY FUND - CLASS 2* (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.06
Number of accumulation units outstanding at end of period (000 omitted)                                                         507
* EVERGREEN VA SPECIAL EQUITY FUND - CLASS 2 MERGED INTO EVERGREEN VA GROWTH
FUND - CLASS 2 ON APRIL 15, 2005.

EVERGREEN VA SPECIAL VALUES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.14
Number of accumulation units outstanding at end of period (000 omitted)                                                         173

EVERGREEN VA STRATEGIC INCOME FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.08
Number of accumulation units outstanding at end of period (000 omitted)                                                       1,507

FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.11
Number of accumulation units outstanding at end of period (000 omitted)                                                       6,485

FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.03
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.03
Number of accumulation units outstanding at end of period (000 omitted)                                                       3,024

FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.21
Number of accumulation units outstanding at end of period (000 omitted)                                                         194

FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.10
Number of accumulation units outstanding at end of period (000 omitted)                                                       3,210

FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.12
Number of accumulation units outstanding at end of period (000 omitted)                                                         516

FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.34
Number of accumulation units outstanding at end of period (000 omitted)                                                         119

FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.09
Number of accumulation units outstanding at end of period (000 omitted)                                                          34

FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (4/30/2004)
(PREVIOUSLY FTVIPT FRANKLIN SMALL CAP FUND - CLASS 2)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.08
Number of accumulation units outstanding at end of period (000 omitted)                                                         111

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.90% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                                           2004
-----------------------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.09
Number of accumulation units outstanding at end of period (000 omitted)                                                         369

FTVIPT TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.16
Number of accumulation units outstanding at end of period (000 omitted)                                                       2,656

FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.12
Number of accumulation units outstanding at end of period (000 omitted)                                                          25

GOLDMAN SACHS VIT MID CAP VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.19
Number of accumulation units outstanding at end of period (000 omitted)                                                       2,746

MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.07
Number of accumulation units outstanding at end of period (000 omitted)                                                          22

MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.04
Number of accumulation units outstanding at end of period (000 omitted)                                                          12

MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.09
Number of accumulation units outstanding at end of period (000 omitted)                                                          53

MFS(R) UTILITIES SERIES - SERVICE CLASS (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.24
Number of accumulation units outstanding at end of period (000 omitted)                                                           1

OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.06
Number of accumulation units outstanding at end of period (000 omitted)                                                       3,218

OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.15
Number of accumulation units outstanding at end of period (000 omitted)                                                          72

OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.16
Number of accumulation units outstanding at end of period (000 omitted)                                                          31

OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.07
Number of accumulation units outstanding at end of period (000 omitted)                                                       4,674

PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.03
Number of accumulation units outstanding at end of period (000 omitted)                                                          57

PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.14
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.90% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                                           2004
-----------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.18
Number of accumulation units outstanding at end of period (000 omitted)                                                          17

PUTNAM VT VISTA FUND - CLASS IB SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.14
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

STI CLASSIC VARIABLE TRUST CAPITAL APPRECIATION FUND (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.05
Number of accumulation units outstanding at end of period (000 omitted)                                                           2

STI CLASSIC VARIABLE TRUST GROWTH AND INCOME FUND (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.11
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

STI CLASSIC VARIABLE TRUST INTERNATIONAL EQUITY FUND (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.16
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

STI CLASSIC VARIABLE TRUST INVESTMENT GRADE BOND FUND (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.03
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

STI CLASSIC VARIABLE TRUST MID-CAP EQUITY FUND (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.16
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

STI CLASSIC VARIABLE TRUST SMALL CAP VALUE EQUITY FUND (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.18
Number of accumulation units outstanding at end of period (000 omitted)                                                           2

STI CLASSIC VARIABLE TRUST VALUE INCOME STOCK FUND (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.11
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO CLASS II SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.13
Number of accumulation units outstanding at end of period (000 omitted)                                                       8,260

VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO CLASS II SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.37
Number of accumulation units outstanding at end of period (000 omitted)                                                         292

WANGER INTERNATIONAL SMALL CAP (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.20
Number of accumulation units outstanding at end of period (000 omitted)                                                       1,854

WANGER U.S. SMALLER COMPANIES (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.15
Number of accumulation units outstanding at end of period (000 omitted)                                                       2,030

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUND (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.08
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.90% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                                           2004
-----------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE EQUITY INCOME FUND (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.08
Number of accumulation units outstanding at end of period (000 omitted)                                                         971

WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE FUND (4/30/2004)
(PREVIOUSLY WELLS FARGO VT EQUITY VALUE FUND)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.08
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

WELLS FARGO ADVANTAGE LARGE COMPANY CORE FUND (4/30/2004)
(PREVIOUSLY WELLS FARGO VT GROWTH FUND)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.06
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

WELLS FARGO ADVANTAGE INTERNATIONAL CORE FUND (4/30/2004)
(PREVIOUSLY WELLS FARGO VT INTERNATIONAL EQUITY FUND)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.10
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH FUND (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.03
Number of accumulation units outstanding at end of period (000 omitted)                                                         848

WELLS FARGO ADVANTAGE MONEY MARKET FUND (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 0.99
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.06
Number of accumulation units outstanding at end of period (000 omitted)                                                           1

WELLS FARGO ADVANTAGE TOTAL RETURN BOND FUND (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.03
Number of accumulation units outstanding at end of period (000 omitted)                                                         789

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.95% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.

YEAR ENDED DEC. 31,                                                                                                           2004
-----------------------------------------------------------------------------------------------------------------------------------
AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 0.99
Number of accumulation units outstanding at end of period (000 omitted)                                                         696

AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.03
Number of accumulation units outstanding at end of period (000 omitted)                                                          73

AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.15
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

AXP(R) VARIABLE PORTFOLIO - EQUITY SELECT FUND (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.07
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

AXP(R) VARIABLE PORTFOLIO - GROWTH FUND (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.07
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

AXP(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.08
Number of accumulation units outstanding at end of period (000 omitted)                                                         115

AXP(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (6/1/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.09
Number of accumulation units outstanding at end of period (000 omitted)                                                          36

AXP(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND* (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - CAPITAL RESOURCE FUND)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.05
Number of accumulation units outstanding at end of period (000 omitted)                                                       2,547
* AXP(R) VARIABLE PORTFOLIO - BLUE CHIP ADVANTAGE FUND MERGED INTO AXP(R)
VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND ON JULY 9, 2004.

AXP(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.10
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R) (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.03
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

AXP(R) VARIABLE PORTFOLIO - PARTNERS SELECT VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.10
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.15
Number of accumulation units outstanding at end of period (000 omitted)                                                       1,188

AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.08
Number of accumulation units outstanding at end of period (000 omitted)                                                           5

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                                           2004
-----------------------------------------------------------------------------------------------------------------------------------
AXP(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.00
Number of accumulation units outstanding at end of period (000 omitted)                                                          43

AXP(R) VARIABLE PORTFOLIO - THREADNEEDLE EMERGING MARKETS FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.17
Number of accumulation units outstanding at end of period (000 omitted)                                                         549

AXP(R) VARIABLE PORTFOLIO - THREADNEEDLE INTERNATIONAL FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - INTERNATIONAL FUND)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.14
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

AIM V.I. BASIC VALUE FUND, SERIES II SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.07
Number of accumulation units outstanding at end of period (000 omitted)                                                       1,579

AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.10
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.07
Number of accumulation units outstanding at end of period (000 omitted)                                                         454

ALLIANCEBERNSTEIN VP GROWTH AND INCOME PORTFOLIO (CLASS B) (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.08
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

ALLIANCEBERNSTEIN VP INTERNATIONAL VALUE PORTFOLIO (CLASS B) (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.19
Number of accumulation units outstanding at end of period (000 omitted)                                                         725

ALLIANCEBERNSTEIN VP TOTAL RETURN PORTFOLIO (CLASS B) (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.06
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

AMERICAN CENTURY(R) VP INFLATION PROTECTION, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.05
Number of accumulation units outstanding at end of period (000 omitted)                                                       1,751

AMERICAN CENTURY(R) VP INTERNATIONAL, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.12
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

AMERICAN CENTURY(R) VP ULTRA, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.06
Number of accumulation units outstanding at end of period (000 omitted)                                                       1,252

AMERICAN CENTURY(R) VP VALUE, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.09
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                                           2004
-----------------------------------------------------------------------------------------------------------------------------------
COLONIAL SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.16
Number of accumulation units outstanding at end of period (000 omitted)                                                          43

COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.04
Number of accumulation units outstanding at end of period (000 omitted)                                                         852

DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARE CLASS (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.13
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARE CLASS (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.03
Number of accumulation units outstanding at end of period (000 omitted)                                                         333

DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARE CLASS (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.02
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARE CLASS (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.14
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.11
Number of accumulation units outstanding at end of period (000 omitted)                                                       1,607

FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.03
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.03
Number of accumulation units outstanding at end of period (000 omitted)                                                       1,202

FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.21
Number of accumulation units outstanding at end of period (000 omitted)                                                           5

FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.10
Number of accumulation units outstanding at end of period (000 omitted)                                                         755

FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.12
Number of accumulation units outstanding at end of period (000 omitted)                                                         325

FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.09
Number of accumulation units outstanding at end of period (000 omitted)                                                         111

FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (4/30/2004)
(PREVIOUSLY FTVIPT FRANKLIN SMALL CAP FUND - CLASS 2)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.07
Number of accumulation units outstanding at end of period (000 omitted)                                                           6

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                                           2004
-----------------------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.09
Number of accumulation units outstanding at end of period (000 omitted)                                                         240

FTVIPT TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.16
Number of accumulation units outstanding at end of period (000 omitted)                                                         696

FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.12
Number of accumulation units outstanding at end of period (000 omitted)                                                         237

GOLDMAN SACHS VIT MID CAP VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.19
Number of accumulation units outstanding at end of period (000 omitted)                                                         749

MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.07
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.04
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.09
Number of accumulation units outstanding at end of period (000 omitted)                                                           8

MFS(R) UTILITIES SERIES - SERVICE CLASS (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.24
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.06
Number of accumulation units outstanding at end of period (000 omitted)                                                       1,172

OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.15
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.16
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.07
Number of accumulation units outstanding at end of period (000 omitted)                                                       1,643

PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.03
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.14
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                                           2004
-----------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.18
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

PUTNAM VT VISTA FUND - CLASS IB SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.13
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO CLASS II SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.13
Number of accumulation units outstanding at end of period (000 omitted)                                                       2,210

VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO CLASS II SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.37
Number of accumulation units outstanding at end of period (000 omitted)                                                          73

WANGER INTERNATIONAL SMALL CAP (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.20
Number of accumulation units outstanding at end of period (000 omitted)                                                         908

WANGER U.S. SMALLER COMPANIES (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.15
Number of accumulation units outstanding at end of period (000 omitted)                                                         549

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 2.00% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.

YEAR ENDED DEC. 31,                                                                                                           2004
-----------------------------------------------------------------------------------------------------------------------------------
AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 0.99
Number of accumulation units outstanding at end of period (000 omitted)                                                           3

AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.03
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.15
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

AXP(R) VARIABLE PORTFOLIO - EQUITY SELECT FUND (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.06
Number of accumulation units outstanding at end of period (000 omitted)                                                          40

AXP(R) VARIABLE PORTFOLIO - GROWTH FUND (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.07
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

AXP(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.08
Number of accumulation units outstanding at end of period (000 omitted)                                                         141

AXP(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (6/1/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.09
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

AXP(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND* (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - CAPITAL RESOURCE FUND)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.05
Number of accumulation units outstanding at end of period (000 omitted)                                                         258
* AXP(R) VARIABLE PORTFOLIO - BLUE CHIP ADVANTAGE FUND MERGED INTO AXP(R)
VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND ON JULY 9, 2004.

AXP(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.10
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R) (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.03
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

AXP(R) VARIABLE PORTFOLIO - PARTNERS SELECT VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.10
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.15
Number of accumulation units outstanding at end of period (000 omitted)                                                         123

AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.08
Number of accumulation units outstanding at end of period (000 omitted)                                                           3

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 2.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                                           2004
-----------------------------------------------------------------------------------------------------------------------------------
AXP(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.00
Number of accumulation units outstanding at end of period (000 omitted)                                                          29

AXP(R) VARIABLE PORTFOLIO - THREADNEEDLE EMERGING MARKETS FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.17
Number of accumulation units outstanding at end of period (000 omitted)                                                          66

AXP(R) VARIABLE PORTFOLIO - THREADNEEDLE INTERNATIONAL FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - INTERNATIONAL FUND)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.14
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

AIM V.I. BASIC VALUE FUND, SERIES II SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.07
Number of accumulation units outstanding at end of period (000 omitted)                                                          45

AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.06
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.10
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.07
Number of accumulation units outstanding at end of period (000 omitted)                                                          12

ALLIANCEBERNSTEIN VP GROWTH AND INCOME PORTFOLIO (CLASS B) (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.08
Number of accumulation units outstanding at end of period (000 omitted)                                                           1

ALLIANCEBERNSTEIN VP INTERNATIONAL VALUE PORTFOLIO (CLASS B) (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.19
Number of accumulation units outstanding at end of period (000 omitted)                                                          97

ALLIANCEBERNSTEIN VP TOTAL RETURN PORTFOLIO (CLASS B) (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.06
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

AMERICAN CENTURY(R) VP INFLATION PROTECTION, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.05
Number of accumulation units outstanding at end of period (000 omitted)                                                         312

AMERICAN CENTURY(R) VP INTERNATIONAL, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.12
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

AMERICAN CENTURY(R) VP ULTRA, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.06
Number of accumulation units outstanding at end of period (000 omitted)                                                          40

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 2.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                                           2004
-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY(R) VP VALUE, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.09
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

COLONIAL SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.16
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.04
Number of accumulation units outstanding at end of period (000 omitted)                                                          12

DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARE CLASS (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.13
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARE CLASS (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.03
Number of accumulation units outstanding at end of period (000 omitted)                                                          23

DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARE CLASS (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.02
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARE CLASS (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.14
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

EVERGREEN VA CORE BOND FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.03
Number of accumulation units outstanding at end of period (000 omitted)                                                          36

EVERGREEN VA FUND - CLASS 2* (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.07
Number of accumulation units outstanding at end of period (000 omitted)                                                          --
* EVERGREEN VA FUND - CLASS 2 MERGED INTO EVERGREEN VA FUNDAMENTAL LARGE CAP
FUND - CLASS 2 ON APRIL 15, 2005.

EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2* (4/30/2004)
(PREVIOUSLY EVERGREEN VA GROWTH AND INCOME FUND - CLASS 2)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.09
Number of accumulation units outstanding at end of period (000 omitted)                                                          --
* EVERGREEN VA FUND - CLASS 2 MERGED INTO EVERGREEN VA FUNDAMENTAL LARGE CAP
FUND - CLASS 2 ON APRIL 15, 2005.

EVERGREEN VA GROWTH FUND - CLASS 2* (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.12
Number of accumulation units outstanding at end of period (000 omitted)                                                          --
* EVERGREEN VA SPECIAL EQUITY FUND - CLASS 2 MERGED INTO EVERGREEN VA GROWTH
FUND - CLASS 2 ON APRIL 15, 2005.

EVERGREEN VA HIGH INCOME FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.05
Number of accumulation units outstanding at end of period (000 omitted)                                                          26

EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.14
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 2.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                                           2004
-----------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA OMEGA FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.04
Number of accumulation units outstanding at end of period (000 omitted)                                                          18

EVERGREEN VA SPECIAL EQUITY FUND - CLASS 2* (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.06
Number of accumulation units outstanding at end of period (000 omitted)                                                           9
* EVERGREEN VA SPECIAL EQUITY FUND - CLASS 2 MERGED INTO EVERGREEN VA GROWTH
FUND - CLASS 2 ON APRIL 15, 2005.

EVERGREEN VA SPECIAL VALUES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.14
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

EVERGREEN VA STRATEGIC INCOME FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.08
Number of accumulation units outstanding at end of period (000 omitted)                                                          30

FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.11
Number of accumulation units outstanding at end of period (000 omitted)                                                         195

FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.03
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.03
Number of accumulation units outstanding at end of period (000 omitted)                                                          26

FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.21
Number of accumulation units outstanding at end of period (000 omitted)                                                           4

FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.10
Number of accumulation units outstanding at end of period (000 omitted)                                                          96

FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.12
Number of accumulation units outstanding at end of period (000 omitted)                                                          29

FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.34
Number of accumulation units outstanding at end of period (000 omitted)                                                          35

FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.09
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (4/30/2004)
(PREVIOUSLY FTVIPT FRANKLIN SMALL CAP FUND - CLASS 2)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.07
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 2.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                                           2004
-----------------------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.09
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

FTVIPT TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.16
Number of accumulation units outstanding at end of period (000 omitted)                                                         107

FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.12
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

GOLDMAN SACHS VIT MID CAP VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.19
Number of accumulation units outstanding at end of period (000 omitted)                                                          70

MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.07
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.04
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.09
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

MFS(R) UTILITIES SERIES - SERVICE CLASS (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.24
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.06
Number of accumulation units outstanding at end of period (000 omitted)                                                          51

OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.15
Number of accumulation units outstanding at end of period (000 omitted)                                                           3

OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.16
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.07
Number of accumulation units outstanding at end of period (000 omitted)                                                         207

PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.03
Number of accumulation units outstanding at end of period (000 omitted)                                                          15

PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.14
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 2.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                                           2004
-----------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.18
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

PUTNAM VT VISTA FUND - CLASS IB SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.13
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO CLASS II SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.13
Number of accumulation units outstanding at end of period (000 omitted)                                                         206

VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO CLASS II SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.37
Number of accumulation units outstanding at end of period (000 omitted)                                                           3

WANGER INTERNATIONAL SMALL CAP (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.20
Number of accumulation units outstanding at end of period (000 omitted)                                                          25

WANGER U.S. SMALLER COMPANIES (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.15
Number of accumulation units outstanding at end of period (000 omitted)                                                          63

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUND (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.08
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

WELLS FARGO ADVANTAGE EQUITY INCOME FUND (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.08
Number of accumulation units outstanding at end of period (000 omitted)                                                         104

WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE FUND (4/30/2004)
(PREVIOUSLY WELLS FARGO VT EQUITY VALUE FUND)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.08
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

WELLS FARGO ADVANTAGE LARGE COMPANY CORE FUND (4/30/2004)
(PREVIOUSLY WELLS FARGO VT GROWTH FUND)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.06
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

WELLS FARGO ADVANTAGE INTERNATIONAL CORE FUND (4/30/2004)
(PREVIOUSLY WELLS FARGO VT INTERNATIONAL EQUITY FUND)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.10
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH FUND (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.03
Number of accumulation units outstanding at end of period (000 omitted)                                                          88

WELLS FARGO ADVANTAGE MONEY MARKET FUND (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 0.99
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 2.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                                           2004
-----------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.06
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

WELLS FARGO ADVANTAGE TOTAL RETURN BOND FUND (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.03
Number of accumulation units outstanding at end of period (000 omitted)                                                         243

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 2.05% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.

YEAR ENDED DEC. 31,                                                                                                           2004
-----------------------------------------------------------------------------------------------------------------------------------
AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 0.99
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.03
Number of accumulation units outstanding at end of period (000 omitted)                                                           5

AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.15
Number of accumulation units outstanding at end of period (000 omitted)                                                          30

AXP(R) VARIABLE PORTFOLIO - EQUITY SELECT FUND (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.06
Number of accumulation units outstanding at end of period (000 omitted)                                                          77

AXP(R) VARIABLE PORTFOLIO - GROWTH FUND (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.07
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

AXP(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.08
Number of accumulation units outstanding at end of period (000 omitted)                                                         130

AXP(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (6/1/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.09
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

AXP(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND* (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - CAPITAL RESOURCE FUND)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.05
Number of accumulation units outstanding at end of period (000 omitted)                                                         594
* AXP(R) VARIABLE PORTFOLIO - BLUE CHIP ADVANTAGE FUND MERGED INTO AXP(R)
VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND ON JULY 9, 2004.

AXP(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.10
Number of accumulation units outstanding at end of period (000 omitted)                                                           8

AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R) (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.03
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

AXP(R) VARIABLE PORTFOLIO - PARTNERS SELECT VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.10
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.15
Number of accumulation units outstanding at end of period (000 omitted)                                                         299

AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.08
Number of accumulation units outstanding at end of period (000 omitted)                                                          13

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 2.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                                           2004
-----------------------------------------------------------------------------------------------------------------------------------
AXP(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 0.99
Number of accumulation units outstanding at end of period (000 omitted)                                                          70

AXP(R) VARIABLE PORTFOLIO - THREADNEEDLE EMERGING MARKETS FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.17
Number of accumulation units outstanding at end of period (000 omitted)                                                         152

AXP(R) VARIABLE PORTFOLIO - THREADNEEDLE INTERNATIONAL FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - INTERNATIONAL FUND)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.14
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

AIM V.I. BASIC VALUE FUND, SERIES II SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.07
Number of accumulation units outstanding at end of period (000 omitted)                                                         111

AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.06
Number of accumulation units outstanding at end of period (000 omitted)                                                          65

AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.10
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.07
Number of accumulation units outstanding at end of period (000 omitted)                                                          33

ALLIANCEBERNSTEIN VP GROWTH AND INCOME PORTFOLIO (CLASS B) (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.08
Number of accumulation units outstanding at end of period (000 omitted)                                                          85

ALLIANCEBERNSTEIN VP INTERNATIONAL VALUE PORTFOLIO (CLASS B) (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.19
Number of accumulation units outstanding at end of period (000 omitted)                                                         225

ALLIANCEBERNSTEIN VP TOTAL RETURN PORTFOLIO (CLASS B) (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.06
Number of accumulation units outstanding at end of period (000 omitted)                                                           2

AMERICAN CENTURY(R) VP INFLATION PROTECTION, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.05
Number of accumulation units outstanding at end of period (000 omitted)                                                         485

AMERICAN CENTURY(R) VP INTERNATIONAL, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.12
Number of accumulation units outstanding at end of period (000 omitted)                                                          13

AMERICAN CENTURY(R) VP ULTRA, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.06
Number of accumulation units outstanding at end of period (000 omitted)                                                          79

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 2.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                                           2004
-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY(R) VP VALUE, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.09
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

COLONIAL SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.16
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.04
Number of accumulation units outstanding at end of period (000 omitted)                                                         134

DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARE CLASS (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.13
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARE CLASS (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.03
Number of accumulation units outstanding at end of period (000 omitted)                                                          67

DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARE CLASS (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.02
Number of accumulation units outstanding at end of period (000 omitted)                                                          68

DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARE CLASS (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.14
Number of accumulation units outstanding at end of period (000 omitted)                                                          16

EVERGREEN VA CORE BOND FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.03
Number of accumulation units outstanding at end of period (000 omitted)                                                         134

EVERGREEN VA FUND - CLASS 2* (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.07
Number of accumulation units outstanding at end of period (000 omitted)                                                          --
* EVERGREEN VA FUND - CLASS 2 MERGED INTO EVERGREEN VA FUNDAMENTAL LARGE CAP
FUND - CLASS 2 ON APRIL 15, 2005.

EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2* (4/30/2004)
(PREVIOUSLY EVERGREEN VA GROWTH AND INCOME FUND - CLASS 2)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.09
Number of accumulation units outstanding at end of period (000 omitted)                                                          --
* EVERGREEN VA FUND - CLASS 2 MERGED INTO EVERGREEN VA FUNDAMENTAL LARGE CAP
FUND - CLASS 2 ON APRIL 15, 2005.

EVERGREEN VA GROWTH FUND - CLASS 2* (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.12
Number of accumulation units outstanding at end of period (000 omitted)                                                          --
* EVERGREEN VA SPECIAL EQUITY FUND - CLASS 2 MERGED INTO EVERGREEN VA GROWTH
FUND - CLASS 2 ON APRIL 15, 2005.

EVERGREEN VA HIGH INCOME FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.05
Number of accumulation units outstanding at end of period (000 omitted)                                                          43

EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.14
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 2.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                                           2004
-----------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA OMEGA FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.04
Number of accumulation units outstanding at end of period (000 omitted)                                                          83

EVERGREEN VA SPECIAL EQUITY FUND - CLASS 2* (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.06
Number of accumulation units outstanding at end of period (000 omitted)                                                          35
* EVERGREEN VA SPECIAL EQUITY FUND - CLASS 2 MERGED INTO EVERGREEN VA GROWTH
FUND - CLASS 2 ON APRIL 15, 2005.

EVERGREEN VA SPECIAL VALUES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.14
Number of accumulation units outstanding at end of period (000 omitted)                                                          58

EVERGREEN VA STRATEGIC INCOME FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.08
Number of accumulation units outstanding at end of period (000 omitted)                                                         182

FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.10
Number of accumulation units outstanding at end of period (000 omitted)                                                         548

FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.03
Number of accumulation units outstanding at end of period (000 omitted)                                                           8

FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.03
Number of accumulation units outstanding at end of period (000 omitted)                                                         116

FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.21
Number of accumulation units outstanding at end of period (000 omitted)                                                          52

FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.10
Number of accumulation units outstanding at end of period (000 omitted)                                                         229

FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.12
Number of accumulation units outstanding at end of period (000 omitted)                                                         113

FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.34
Number of accumulation units outstanding at end of period (000 omitted)                                                          23

FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.09
Number of accumulation units outstanding at end of period (000 omitted)                                                           9

FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (4/30/2004)
(PREVIOUSLY FTVIPT FRANKLIN SMALL CAP FUND - CLASS 2)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.07
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 2.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                                           2004
-----------------------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.09
Number of accumulation units outstanding at end of period (000 omitted)                                                           9

FTVIPT TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.16
Number of accumulation units outstanding at end of period (000 omitted)                                                         188

FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.12
Number of accumulation units outstanding at end of period (000 omitted)                                                          42

GOLDMAN SACHS VIT MID CAP VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.19
Number of accumulation units outstanding at end of period (000 omitted)                                                         213

MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.07
Number of accumulation units outstanding at end of period (000 omitted)                                                          13

MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.04
Number of accumulation units outstanding at end of period (000 omitted)                                                          31

MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.09
Number of accumulation units outstanding at end of period (000 omitted)                                                          11

MFS(R) UTILITIES SERIES - SERVICE CLASS (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.24
Number of accumulation units outstanding at end of period (000 omitted)                                                          48

OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.06
Number of accumulation units outstanding at end of period (000 omitted)                                                         185

OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.15
Number of accumulation units outstanding at end of period (000 omitted)                                                           1

OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.16
Number of accumulation units outstanding at end of period (000 omitted)                                                           2

OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.07
Number of accumulation units outstanding at end of period (000 omitted)                                                         319

PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.03
Number of accumulation units outstanding at end of period (000 omitted)                                                           6

PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.14
Number of accumulation units outstanding at end of period (000 omitted)                                                           2

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 2.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                                           2004
-----------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.18
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

PUTNAM VT VISTA FUND - CLASS IB SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.13
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO CLASS II SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.13
Number of accumulation units outstanding at end of period (000 omitted)                                                         582

VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO CLASS II SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.37
Number of accumulation units outstanding at end of period (000 omitted)                                                          17

WANGER INTERNATIONAL SMALL CAP (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.20
Number of accumulation units outstanding at end of period (000 omitted)                                                          65

WANGER U.S. SMALLER COMPANIES (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.15
Number of accumulation units outstanding at end of period (000 omitted)                                                         139

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUND (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.08
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

WELLS FARGO ADVANTAGE EQUITY INCOME FUND (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.08
Number of accumulation units outstanding at end of period (000 omitted)                                                         138

WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE FUND (4/30/2004)
(PREVIOUSLY WELLS FARGO VT EQUITY VALUE FUND)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.08
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

WELLS FARGO ADVANTAGE LARGE COMPANY CORE FUND (4/30/2004)
(PREVIOUSLY WELLS FARGO VT GROWTH FUND)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.06
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

WELLS FARGO ADVANTAGE INTERNATIONAL CORE FUND (4/30/2004)
(PREVIOUSLY WELLS FARGO VT INTERNATIONAL EQUITY FUND)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.10
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH FUND (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.03
Number of accumulation units outstanding at end of period (000 omitted)                                                         120

WELLS FARGO ADVANTAGE MONEY MARKET FUND (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 0.99
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 2.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                                           2004
-----------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.06
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

WELLS FARGO ADVANTAGE TOTAL RETURN BOND FUND (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.03
Number of accumulation units outstanding at end of period (000 omitted)                                                         186

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 2.10% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.

YEAR ENDED DEC. 31,                                                                                                           2004
-----------------------------------------------------------------------------------------------------------------------------------
AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 0.99
Number of accumulation units outstanding at end of period (000 omitted)                                                           4

AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.03
Number of accumulation units outstanding at end of period (000 omitted)                                                          20

AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.15
Number of accumulation units outstanding at end of period (000 omitted)                                                          12

AXP(R) VARIABLE PORTFOLIO - EQUITY SELECT FUND (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.06
Number of accumulation units outstanding at end of period (000 omitted)                                                          92

AXP(R) VARIABLE PORTFOLIO - GROWTH FUND (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.07
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

AXP(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.08
Number of accumulation units outstanding at end of period (000 omitted)                                                         196

AXP(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (6/1/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.09
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

AXP(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND* (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - CAPITAL RESOURCE FUND)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.05
Number of accumulation units outstanding at end of period (000 omitted)                                                       1,042
* AXP(R) VARIABLE PORTFOLIO - BLUE CHIP ADVANTAGE FUND MERGED INTO AXP(R)
VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND ON JULY 9, 2004.

AXP(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.10
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R) (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.03
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

AXP(R) VARIABLE PORTFOLIO - PARTNERS SELECT VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.09
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.15
Number of accumulation units outstanding at end of period (000 omitted)                                                         533

AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.08
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 2.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                                           2004
-----------------------------------------------------------------------------------------------------------------------------------
AXP(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 0.99
Number of accumulation units outstanding at end of period (000 omitted)                                                          75

AXP(R) VARIABLE PORTFOLIO - THREADNEEDLE EMERGING MARKETS FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.17
Number of accumulation units outstanding at end of period (000 omitted)                                                         264

AXP(R) VARIABLE PORTFOLIO - THREADNEEDLE INTERNATIONAL FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - INTERNATIONAL FUND)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.14
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

AIM V.I. BASIC VALUE FUND, SERIES II SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.07
Number of accumulation units outstanding at end of period (000 omitted)                                                         371

AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.06
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.10
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.07
Number of accumulation units outstanding at end of period (000 omitted)                                                         106

ALLIANCEBERNSTEIN VP GROWTH AND INCOME PORTFOLIO (CLASS B) (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.08
Number of accumulation units outstanding at end of period (000 omitted)                                                          19

ALLIANCEBERNSTEIN VP INTERNATIONAL VALUE PORTFOLIO (CLASS B) (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.19
Number of accumulation units outstanding at end of period (000 omitted)                                                         367

ALLIANCEBERNSTEIN VP TOTAL RETURN PORTFOLIO (CLASS B) (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.06
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

AMERICAN CENTURY(R) VP INFLATION PROTECTION, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.05
Number of accumulation units outstanding at end of period (000 omitted)                                                         779

AMERICAN CENTURY(R) VP INTERNATIONAL, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.12
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

AMERICAN CENTURY(R) VP ULTRA, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.06
Number of accumulation units outstanding at end of period (000 omitted)                                                         303

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 2.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                                           2004
-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY(R) VP VALUE, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.09
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

COLONIAL SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.16
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.04
Number of accumulation units outstanding at end of period (000 omitted)                                                         180

DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARE CLASS (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.13
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARE CLASS (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.03
Number of accumulation units outstanding at end of period (000 omitted)                                                         133

DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARE CLASS (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.02
Number of accumulation units outstanding at end of period (000 omitted)                                                           1

DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARE CLASS (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.14
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

EVERGREEN VA CORE BOND FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.03
Number of accumulation units outstanding at end of period (000 omitted)                                                         149

EVERGREEN VA FUND - CLASS 2* (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.07
Number of accumulation units outstanding at end of period (000 omitted)                                                          --
* EVERGREEN VA FUND - CLASS 2 MERGED INTO EVERGREEN VA FUNDAMENTAL LARGE CAP
FUND - CLASS 2 ON APRIL 15, 2005.

EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2* (4/30/2004)
(PREVIOUSLY EVERGREEN VA GROWTH AND INCOME FUND - CLASS 2)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.09
Number of accumulation units outstanding at end of period (000 omitted)                                                          --
* EVERGREEN VA FUND - CLASS 2 MERGED INTO EVERGREEN VA FUNDAMENTAL LARGE CAP
FUND - CLASS 2 ON APRIL 15, 2005.

EVERGREEN VA GROWTH FUND - CLASS 2* (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.12
Number of accumulation units outstanding at end of period (000 omitted)                                                          --
* EVERGREEN VA SPECIAL EQUITY FUND - CLASS 2 MERGED INTO EVERGREEN VA GROWTH
FUND - CLASS 2 ON APRIL 15, 2005.

EVERGREEN VA HIGH INCOME FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.05
Number of accumulation units outstanding at end of period (000 omitted)                                                          51

EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.14
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 2.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                                           2004
-----------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA OMEGA FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.04
Number of accumulation units outstanding at end of period (000 omitted)                                                          76

EVERGREEN VA SPECIAL EQUITY FUND - CLASS 2* (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.06
Number of accumulation units outstanding at end of period (000 omitted)                                                          31
* EVERGREEN VA SPECIAL EQUITY FUND - CLASS 2 MERGED INTO EVERGREEN VA GROWTH
FUND - CLASS 2 ON APRIL 15, 2005.

EVERGREEN VA SPECIAL VALUES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.14
Number of accumulation units outstanding at end of period (000 omitted)                                                          24

EVERGREEN VA STRATEGIC INCOME FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.08
Number of accumulation units outstanding at end of period (000 omitted)                                                          80

FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.10
Number of accumulation units outstanding at end of period (000 omitted)                                                         818

FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.03
Number of accumulation units outstanding at end of period (000 omitted)                                                          13

FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.03
Number of accumulation units outstanding at end of period (000 omitted)                                                         257

FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.21
Number of accumulation units outstanding at end of period (000 omitted)                                                          36

FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.10
Number of accumulation units outstanding at end of period (000 omitted)                                                         388

FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.12
Number of accumulation units outstanding at end of period (000 omitted)                                                          12

FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.34
Number of accumulation units outstanding at end of period (000 omitted)                                                          32

FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.09
Number of accumulation units outstanding at end of period (000 omitted)                                                          20

FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (4/30/2004)
(PREVIOUSLY FTVIPT FRANKLIN SMALL CAP FUND - CLASS 2)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.07
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 2.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                                           2004
-----------------------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.09
Number of accumulation units outstanding at end of period (000 omitted)                                                          20

FTVIPT TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.16
Number of accumulation units outstanding at end of period (000 omitted)                                                         295

FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.12
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

GOLDMAN SACHS VIT MID CAP VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.19
Number of accumulation units outstanding at end of period (000 omitted)                                                         317

MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.07
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.04
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.09
Number of accumulation units outstanding at end of period (000 omitted)                                                          41

MFS(R) UTILITIES SERIES - SERVICE CLASS (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.24
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.06
Number of accumulation units outstanding at end of period (000 omitted)                                                         320

OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.15
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.16
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.07
Number of accumulation units outstanding at end of period (000 omitted)                                                         552

PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.03
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.14
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 2.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                                           2004
-----------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.18
Number of accumulation units outstanding at end of period (000 omitted)                                                           1

PUTNAM VT VISTA FUND - CLASS IB SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.13
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO CLASS II SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.13
Number of accumulation units outstanding at end of period (000 omitted)                                                         890

VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO CLASS II SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.37
Number of accumulation units outstanding at end of period (000 omitted)                                                          15

WANGER INTERNATIONAL SMALL CAP (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.20
Number of accumulation units outstanding at end of period (000 omitted)                                                         213

WANGER U.S. SMALLER COMPANIES (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.15
Number of accumulation units outstanding at end of period (000 omitted)                                                         250

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUND (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.08
Number of accumulation units outstanding at end of period (000 omitted)                                                          52

WELLS FARGO ADVANTAGE EQUITY INCOME FUND (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.08
Number of accumulation units outstanding at end of period (000 omitted)                                                         179

WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE FUND (4/30/2004)
(PREVIOUSLY WELLS FARGO VT EQUITY VALUE FUND)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.08
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

WELLS FARGO ADVANTAGE LARGE COMPANY CORE FUND (4/30/2004)
(PREVIOUSLY WELLS FARGO VT GROWTH FUND)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.06
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

WELLS FARGO ADVANTAGE INTERNATIONAL CORE FUND (4/30/2004)
(PREVIOUSLY WELLS FARGO VT INTERNATIONAL EQUITY FUND)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.10
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH FUND (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.03
Number of accumulation units outstanding at end of period (000 omitted)                                                         154

WELLS FARGO ADVANTAGE MONEY MARKET FUND (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 0.99
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 2.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                                           2004
-----------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.06
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

WELLS FARGO ADVANTAGE TOTAL RETURN BOND FUND (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.03
Number of accumulation units outstanding at end of period (000 omitted)                                                         263

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 2.15% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.

YEAR ENDED DEC. 31,                                                                                                           2004
-----------------------------------------------------------------------------------------------------------------------------------
AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 0.99
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.03
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.15
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

AXP(R) VARIABLE PORTFOLIO - EQUITY SELECT FUND (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.06
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

AXP(R) VARIABLE PORTFOLIO - GROWTH FUND (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.07
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

AXP(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.08
Number of accumulation units outstanding at end of period (000 omitted)                                                          11

AXP(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (6/1/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.09
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

AXP(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND* (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - CAPITAL RESOURCE FUND)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.05
Number of accumulation units outstanding at end of period (000 omitted)                                                         489
* AXP(R) VARIABLE PORTFOLIO - BLUE CHIP ADVANTAGE FUND MERGED INTO AXP(R)
VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND ON JULY 9, 2004.

AXP(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.10
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R) (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.03
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

AXP(R) VARIABLE PORTFOLIO - PARTNERS SELECT VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.09
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.15
Number of accumulation units outstanding at end of period (000 omitted)                                                         227

AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.08
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 2.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                                           2004
-----------------------------------------------------------------------------------------------------------------------------------
AXP(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 0.99
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

AXP(R) VARIABLE PORTFOLIO - THREADNEEDLE EMERGING MARKETS FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.17
Number of accumulation units outstanding at end of period (000 omitted)                                                          95

AXP(R) VARIABLE PORTFOLIO - THREADNEEDLE INTERNATIONAL FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - INTERNATIONAL FUND)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.14
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

AIM V.I. BASIC VALUE FUND, SERIES II SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.07
Number of accumulation units outstanding at end of period (000 omitted)                                                         289

AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.06
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.10
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.07
Number of accumulation units outstanding at end of period (000 omitted)                                                          82

ALLIANCEBERNSTEIN VP GROWTH AND INCOME PORTFOLIO (CLASS B) (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.07
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

ALLIANCEBERNSTEIN VP INTERNATIONAL VALUE PORTFOLIO (CLASS B) (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.19
Number of accumulation units outstanding at end of period (000 omitted)                                                         135

ALLIANCEBERNSTEIN VP TOTAL RETURN PORTFOLIO (CLASS B) (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.06
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

AMERICAN CENTURY(R) VP INFLATION PROTECTION, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.05
Number of accumulation units outstanding at end of period (000 omitted)                                                         349

AMERICAN CENTURY(R) VP INTERNATIONAL, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.11
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

AMERICAN CENTURY(R) VP ULTRA, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.06
Number of accumulation units outstanding at end of period (000 omitted)                                                         231

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 2.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                                           2004
-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY(R) VP VALUE, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.09
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

COLONIAL SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.16
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.04
Number of accumulation units outstanding at end of period (000 omitted)                                                         159

DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARE CLASS (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.13
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARE CLASS (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.03
Number of accumulation units outstanding at end of period (000 omitted)                                                          59

DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARE CLASS (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.02
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARE CLASS (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.14
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

EVERGREEN VA CORE BOND FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.02
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

EVERGREEN VA FUND - CLASS 2* (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.07
Number of accumulation units outstanding at end of period (000 omitted)                                                          --
* EVERGREEN VA FUND - CLASS 2 MERGED INTO EVERGREEN VA FUNDAMENTAL LARGE CAP
FUND - CLASS 2 ON APRIL 15, 2005.

EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2* (4/30/2004)
(PREVIOUSLY EVERGREEN VA GROWTH AND INCOME FUND - CLASS 2)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.09
Number of accumulation units outstanding at end of period (000 omitted)                                                          --
* EVERGREEN VA FUND - CLASS 2 MERGED INTO EVERGREEN VA FUNDAMENTAL LARGE CAP
FUND - CLASS 2 ON APRIL 15, 2005.

EVERGREEN VA GROWTH FUND - CLASS 2* (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.12
Number of accumulation units outstanding at end of period (000 omitted)                                                          --
* EVERGREEN VA SPECIAL EQUITY FUND - CLASS 2 MERGED INTO EVERGREEN VA GROWTH
FUND - CLASS 2 ON APRIL 15, 2005.

EVERGREEN VA HIGH INCOME FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.05
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.14
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 2.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                                           2004
-----------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA OMEGA FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.04
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

EVERGREEN VA SPECIAL EQUITY FUND - CLASS 2* (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.06
Number of accumulation units outstanding at end of period (000 omitted)                                                          --
* EVERGREEN VA SPECIAL EQUITY FUND - CLASS 2 MERGED INTO EVERGREEN VA GROWTH
FUND - CLASS 2 ON APRIL 15, 2005.

EVERGREEN VA SPECIAL VALUES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.14
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

EVERGREEN VA STRATEGIC INCOME FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.08
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.10
Number of accumulation units outstanding at end of period (000 omitted)                                                         279

FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.03
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.03
Number of accumulation units outstanding at end of period (000 omitted)                                                         213

FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.21
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.10
Number of accumulation units outstanding at end of period (000 omitted)                                                         142

FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.12
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.34
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.09
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (4/30/2004)
(PREVIOUSLY FTVIPT FRANKLIN SMALL CAP FUND - CLASS 2)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.07
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 2.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                                           2004
-----------------------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.09
Number of accumulation units outstanding at end of period (000 omitted)                                                          14

FTVIPT TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.16
Number of accumulation units outstanding at end of period (000 omitted)                                                         132

FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.12
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

GOLDMAN SACHS VIT MID CAP VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.19
Number of accumulation units outstanding at end of period (000 omitted)                                                         143

MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.07
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.04
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.09
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

MFS(R) UTILITIES SERIES - SERVICE CLASS (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.24
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.06
Number of accumulation units outstanding at end of period (000 omitted)                                                         192

OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.15
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.16
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.07
Number of accumulation units outstanding at end of period (000 omitted)                                                         309

PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.03
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.14
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 2.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                                           2004
-----------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.18
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

PUTNAM VT VISTA FUND - CLASS IB SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.13
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO CLASS II SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.13
Number of accumulation units outstanding at end of period (000 omitted)                                                         386

VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO CLASS II SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.37
Number of accumulation units outstanding at end of period (000 omitted)                                                           9

WANGER INTERNATIONAL SMALL CAP (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.20
Number of accumulation units outstanding at end of period (000 omitted)                                                         169

WANGER U.S. SMALLER COMPANIES (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.15
Number of accumulation units outstanding at end of period (000 omitted)                                                          98

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUND (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.08
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

WELLS FARGO ADVANTAGE EQUITY INCOME FUND (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.08
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE FUND (4/30/2004)
(PREVIOUSLY WELLS FARGO VT EQUITY VALUE FUND)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.08
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

WELLS FARGO ADVANTAGE LARGE COMPANY CORE FUND (4/30/2004)
(PREVIOUSLY WELLS FARGO VT GROWTH FUND)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.06
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

WELLS FARGO ADVANTAGE INTERNATIONAL CORE FUND (4/30/2004)
(PREVIOUSLY WELLS FARGO VT INTERNATIONAL EQUITY FUND)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.10
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH FUND (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.02
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

WELLS FARGO ADVANTAGE MONEY MARKET FUND (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 0.99
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 2.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                                           2004
-----------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.06
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

WELLS FARGO ADVANTAGE TOTAL RETURN BOND FUND (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.03
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 2.20% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.

YEAR ENDED DEC. 31,                                                                                                           2004
-----------------------------------------------------------------------------------------------------------------------------------
AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 0.99
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.03
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.15
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

AXP(R) VARIABLE PORTFOLIO - EQUITY SELECT FUND (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.06
Number of accumulation units outstanding at end of period (000 omitted)                                                           1

AXP(R) VARIABLE PORTFOLIO - GROWTH FUND (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.07
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

AXP(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.08
Number of accumulation units outstanding at end of period (000 omitted)                                                           4

AXP(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (6/1/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.09
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

AXP(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND* (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - CAPITAL RESOURCE FUND)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.05
Number of accumulation units outstanding at end of period (000 omitted)                                                          19
* AXP(R) VARIABLE PORTFOLIO - BLUE CHIP ADVANTAGE FUND MERGED INTO AXP(R)
VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND ON JULY 9, 2004.

AXP(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.10
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R) (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.03
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

AXP(R) VARIABLE PORTFOLIO - PARTNERS SELECT VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.09
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.15
Number of accumulation units outstanding at end of period (000 omitted)                                                           5

AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.08
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 2.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                                           2004
-----------------------------------------------------------------------------------------------------------------------------------
AXP(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 0.99
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

AXP(R) VARIABLE PORTFOLIO - THREADNEEDLE EMERGING MARKETS FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.16
Number of accumulation units outstanding at end of period (000 omitted)                                                           3

AXP(R) VARIABLE PORTFOLIO - THREADNEEDLE INTERNATIONAL FUND (4/30/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - INTERNATIONAL FUND)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.14
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

AIM V.I. BASIC VALUE FUND, SERIES II SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.07
Number of accumulation units outstanding at end of period (000 omitted)                                                           6

AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.06
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.10
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.07
Number of accumulation units outstanding at end of period (000 omitted)                                                           1

ALLIANCEBERNSTEIN VP GROWTH AND INCOME PORTFOLIO (CLASS B) (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.07
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

ALLIANCEBERNSTEIN VP INTERNATIONAL VALUE PORTFOLIO (CLASS B) (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.19
Number of accumulation units outstanding at end of period (000 omitted)                                                           6

ALLIANCEBERNSTEIN VP TOTAL RETURN PORTFOLIO (CLASS B) (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.06
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

AMERICAN CENTURY(R) VP INFLATION PROTECTION, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.05
Number of accumulation units outstanding at end of period (000 omitted)                                                          22

AMERICAN CENTURY(R) VP INTERNATIONAL, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.11
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

AMERICAN CENTURY(R) VP ULTRA, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.06
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 2.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                                           2004
-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY(R) VP VALUE, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.09
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

COLONIAL SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.16
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.04
Number of accumulation units outstanding at end of period (000 omitted)                                                          10

DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARE CLASS (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.13
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARE CLASS (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.03
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARE CLASS (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.02
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARE CLASS (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.14
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

EVERGREEN VA CORE BOND FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.02
Number of accumulation units outstanding at end of period (000 omitted)                                                           4

EVERGREEN VA FUND - CLASS 2* (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.07
Number of accumulation units outstanding at end of period (000 omitted)                                                          --
* EVERGREEN VA FUND - CLASS 2 MERGED INTO EVERGREEN VA FUNDAMENTAL LARGE CAP
FUND - CLASS 2 ON APRIL 15, 2005.

EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2* (4/30/2004)
(PREVIOUSLY EVERGREEN VA GROWTH AND INCOME FUND - CLASS 2)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.09
Number of accumulation units outstanding at end of period (000 omitted)                                                          --
* EVERGREEN VA FUND - CLASS 2 MERGED INTO EVERGREEN VA FUNDAMENTAL LARGE CAP
FUND - CLASS 2 ON APRIL 15, 2005.

EVERGREEN VA GROWTH FUND - CLASS 2* (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.12
Number of accumulation units outstanding at end of period (000 omitted)                                                          --
* EVERGREEN VA SPECIAL EQUITY FUND - CLASS 2 MERGED INTO EVERGREEN VA GROWTH
FUND - CLASS 2 ON APRIL 15, 2005.

EVERGREEN VA HIGH INCOME FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.05
Number of accumulation units outstanding at end of period (000 omitted)                                                           3

EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.14
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 2.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                                           2004
-----------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA OMEGA FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.04
Number of accumulation units outstanding at end of period (000 omitted)                                                           2

EVERGREEN VA SPECIAL EQUITY FUND - CLASS 2* (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.06
Number of accumulation units outstanding at end of period (000 omitted)                                                           1
* EVERGREEN VA SPECIAL EQUITY FUND - CLASS 2 MERGED INTO EVERGREEN VA GROWTH
FUND - CLASS 2 ON APRIL 15, 2005.

EVERGREEN VA SPECIAL VALUES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.14
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

EVERGREEN VA STRATEGIC INCOME FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.08
Number of accumulation units outstanding at end of period (000 omitted)                                                           3

FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.10
Number of accumulation units outstanding at end of period (000 omitted)                                                           8

FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.03
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.03
Number of accumulation units outstanding at end of period (000 omitted)                                                          19

FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.21
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.10
Number of accumulation units outstanding at end of period (000 omitted)                                                           5

FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.12
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.34
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.09
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (4/30/2004)
(PREVIOUSLY FTVIPT FRANKLIN SMALL CAP FUND - CLASS 2)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.07
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 2.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                                           2004
-----------------------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.09
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

FTVIPT TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.16
Number of accumulation units outstanding at end of period (000 omitted)                                                           8

FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.12
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

GOLDMAN SACHS VIT MID CAP VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.19
Number of accumulation units outstanding at end of period (000 omitted)                                                           3

MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.07
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.04
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.08
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

MFS(R) UTILITIES SERIES - SERVICE CLASS (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.24
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.06
Number of accumulation units outstanding at end of period (000 omitted)                                                           8

OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.15
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.16
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.07
Number of accumulation units outstanding at end of period (000 omitted)                                                          12

PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.03
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.14
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 2.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                                           2004
-----------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.18
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

PUTNAM VT VISTA FUND - CLASS IB SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.13
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO CLASS II SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.13
Number of accumulation units outstanding at end of period (000 omitted)                                                          13

VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO CLASS II SHARES (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.37
Number of accumulation units outstanding at end of period (000 omitted)                                                           3

WANGER INTERNATIONAL SMALL CAP (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.20
Number of accumulation units outstanding at end of period (000 omitted)                                                           3

WANGER U.S. SMALLER COMPANIES (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.15
Number of accumulation units outstanding at end of period (000 omitted)                                                           4

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUND (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.08
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

WELLS FARGO ADVANTAGE EQUITY INCOME FUND (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.08
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE FUND (4/30/2004)
(PREVIOUSLY WELLS FARGO VT EQUITY VALUE FUND)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.08
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

WELLS FARGO ADVANTAGE LARGE COMPANY CORE FUND (4/30/2004)
(PREVIOUSLY WELLS FARGO VT GROWTH FUND)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.06
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

WELLS FARGO ADVANTAGE INTERNATIONAL CORE FUND (4/30/2004)
(PREVIOUSLY WELLS FARGO VT INTERNATIONAL EQUITY FUND)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.10
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH FUND (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.02
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

WELLS FARGO ADVANTAGE MONEY MARKET FUND (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 0.99
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 2.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                                           2004
-----------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.06
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

WELLS FARGO ADVANTAGE TOTAL RETURN BOND FUND (4/30/2004)
Accumulation unit value at beginning of period                                                                               $ 1.00
Accumulation unit value at end of period                                                                                     $ 1.03
Number of accumulation units outstanding at end of period (000 omitted)                                                          --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF DIRECTORS

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY

We have audited the accompanying individual statements of assets and liabilities of the 181 segregated asset subaccounts of American Enterprise Variable Annuity Account, referred to in Note 1, as of December 31, 2004, and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the management of American Enterprise Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of American Enterprise Variable Annuity Account's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of American Enterprise Variable Annuity Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004 by correspondence with the affiliated and unaffiliated mutual fund managers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual financial position of the 181 segregated asset subaccounts of American Enterprise Variable Annuity Account, referred to in Note 1, at December 31, 2004, and the individual results of their operations and the changes in their net assets for the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                /s/ Ernst & Young LLP

Minneapolis, Minnesota
March 31, 2005

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           -------------------------------------------------------------------------
                                                               AXP VP         AXP VP         AXP VP         AXP VP         AXP VP
DECEMBER 31, 2004                                            CASH MGMT       DIV BOND      DIV EQ INC     EQ SELECT         GRO
ASSETS
Investments, at value(1),(2)                                $ 29,468,409   $ 40,253,539   $ 17,332,068   $  3,584,469   $    800,939
Dividends receivable                                              35,276        151,309             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                 301,204          9,911              5         11,745             --
Receivable
  for share redemptions                                               --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  29,804,889     40,414,759     17,332,073      3,596,214        800,939
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                30,096         42,549         17,697          4,196            884
    Administrative charge                                          3,547          5,130          2,179            426            102
    Contract terminations                                          7,092            174            534             21            129
Payable
  for investments purchased                                           --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 40,735         47,853         20,410          4,643          1,115
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     29,697,067     40,340,843     17,311,157      3,590,797        799,013
Net assets applicable to contracts in payment period              55,200         12,625             --             --             --
Net assets applicable to seed money                               11,887         13,438            506            774            811
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $ 29,764,154   $ 40,366,906   $ 17,311,663   $  3,591,571   $    799,824
====================================================================================================================================
(1) Investment shares                                         29,478,987      3,780,944      1,337,522        305,884        127,256
(2) Investments, at cost                                    $ 29,468,409   $ 40,234,691   $ 13,994,656   $  3,264,665   $    905,868
------------------------------------------------------------------------------------------------------------------------------------

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           -------------------------------------------------------------------------
                                                               AXP VP
                                                              HI YIELD        AXP VP         AXP VP         AXP VP         AXP VP
DECEMBER 31, 2004 (CONTINUED)                                   BOND         INC OPP       LG CAP EQ      LG CAP VAL      MANAGED
ASSETS
Investments, at value(1),(2)                                $ 15,417,397   $ 16,406,402   $ 52,972,139   $     48,595   $ 11,904,503
Dividends receivable                                              79,745             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                  14,367             --        171,679             --             --
Receivable
  for share redemptions                                               --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  15,511,509     16,406,402     53,143,818         48,595     11,904,503
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                17,626         13,900         61,447             55         12,721
    Administrative charge                                          1,909          2,078          6,299              6          1,517
    Contract terminations                                             20              5          1,490             --             48
Payable
  for investments purchased                                           --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 19,555         15,983         69,236             61         14,286
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     15,476,215     16,371,857     53,069,190         47,546     11,879,543
Net assets applicable to contracts in payment period                  --             --          4,442             --         10,608
Net assets applicable to seed money                               15,739         18,562            950            988             66
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $ 15,491,954   $ 16,390,419   $ 53,074,582   $     48,534   $ 11,890,217
====================================================================================================================================
(1) Investment shares                                          2,257,426      1,563,324      2,530,048          4,475        788,877
(2) Investments, at cost                                    $ 14,821,482   $ 15,656,219   $ 52,278,846   $     45,119   $ 12,759,741
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           -------------------------------------------------------------------------
                                                                              AXP VP         AXP VP                        AXP VP
                                                               AXP VP         PTNRS          PTNRS          AXP VP         SHORT
DECEMBER 31, 2004 (CONTINUED)                                 NEW DIM       SELECT VAL     SM CAP VAL      S&P 500        DURATION
ASSETS
Investments, at value(1),(2)                                $ 22,024,818   $      2,775   $ 24,623,945   $ 19,476,334   $ 38,824,510
Dividends receivable                                                  --             --             --             --         85,457
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     194             --        100,885             --          1,347
Receivable
  for share redemptions                                               --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  22,025,012          2,775     24,724,830     19,476,334     38,911,314
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                22,506              3         28,896         18,711         40,306
    Administrative charge                                          2,791             --          2,921          2,470          4,952
    Contract terminations                                            221             --            111            151             29
Payable
  for investments purchased                                           --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 25,518              3         31,928         21,332         45,287
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     21,973,369          1,656     24,692,327     19,417,084     38,856,069
Net assets applicable to contracts in payment period              25,312             --             --         37,362             --
Net assets applicable to seed money                                  813          1,116            575            556          9,958
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $ 21,999,494   $      2,772   $ 24,692,902   $ 19,455,002   $ 38,866,027
====================================================================================================================================
(1) Investment shares                                          1,405,411            247      1,753,679      2,359,391      3,780,233
(2) Investments, at cost                                    $ 22,720,261   $      2,510   $ 23,368,200   $ 17,064,067   $ 39,464,821
------------------------------------------------------------------------------------------------------------------------------------

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           -------------------------------------------------------------------------
                                                               AXP VP         AXP VP         AXP VP                        AIM VI
                                                               SM CAP        STRATEGY         THDL          AXP VP       BASIC VAL,
DECEMBER 31, 2004 (CONTINUED)                                   ADV            AGGR        EMER MKTS      THDL INTL        SER II
ASSETS
Investments, at value(1),(2)                                $  5,502,338   $  4,319,990   $ 11,049,424   $  2,517,853   $ 32,094,878
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                      --             --         43,549             --        133,341
Receivable
  for share redemptions                                               --             --             --             --         39,320
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                   5,502,338      4,319,990     11,092,973      2,517,853     32,267,539
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                 5,918          4,610         13,193          2,404         34,689
    Administrative charge                                            696            553          1,302            288          3,941
    Contract terminations                                             35             11            110             82            690
Payable
  for investments purchased                                           --             --             --             --        133,341
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                  6,649          5,174         14,605          2,774        172,661
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period      5,495,615      4,312,060     11,077,247      2,510,958     32,094,878
Net assets applicable to contracts in payment period                  --          2,756             --          3,077             --
Net assets applicable to seed money                                   74             --          1,121          1,044             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $  5,495,689   $  4,314,816   $ 11,078,368   $  2,515,079   $ 32,094,878
====================================================================================================================================
(1) Investment shares                                            377,618        539,921        955,852        261,117      2,729,156
(2) Investments, at cost                                    $  4,269,124   $  7,158,658   $  9,753,060   $  3,342,089   $ 28,072,801
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           -------------------------------------------------------------------------
                                                               AIM VI         AIM VI         AIM VI         AIM VI         AIM VI
                                                             CAP APPR,      CAP APPR,       CAP DEV,       CAP DEV,       CORE EQ,
DECEMBER 31, 2004 (CONTINUED)                                  SER I          SER II         SER I          SER II         SER I
ASSETS
Investments, at value(1),(2)                                $ 19,204,384   $  1,366,184   $  2,466,509   $  2,290,273   $  5,069,869
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                       2             --             --             --             --
Receivable
  for share redemptions                                           24,040          1,766          3,236          2,445         28,094
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  19,228,426      1,367,950      2,469,745      2,292,718      5,097,963
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                20,530          1,591          2,917          2,168          5,488
    Administrative charge                                          2,489            175            319            276            659
    Contract terminations                                          1,021             --             --             --         21,947
Payable
  for investments purchased                                            2             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 24,042          1,766          3,236          2,444         28,094
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     19,204,384      1,365,514      2,466,509      2,289,547      5,069,675
Net assets applicable to contracts in payment period                  --             --             --             --            194
Net assets applicable to seed money                                   --            670             --            727             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $ 19,204,384   $  1,366,184   $  2,466,509   $  2,290,274   $  5,069,869
====================================================================================================================================
(1) Investment shares                                            846,381         60,719        168,018        157,191        224,331
(2) Investments, at cost                                    $ 20,685,070   $  1,235,353   $  2,028,974   $  1,928,769   $  5,809,275
------------------------------------------------------------------------------------------------------------------------------------

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           -------------------------------------------------------------------------
                                                               AIM VI         AIM VI         AIM VI         AIM VI         AIM VI
                                                              DENT DEMO      INTL GRO,    MID CAP CORE   PREMIER EQ,    PREMIER EQ,
DECEMBER 31, 2004 (CONTINUED)                               TRENDS, SER I     SER I        EQ, SER II       SER I          SER II
ASSETS
Investments, at value(1),(2)                                $   1,192,811  $  2,791,155   $  4,305,642   $ 37,302,352   $    349,359
Dividends receivable                                                   --            --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                       --            --         20,929             --             --
Receivable
  for share redemptions                                             1,284         3,513          5,622         53,352            388
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    1,194,095     2,794,668      4,332,193     37,355,704        349,747
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  1,130         3,014          5,122         39,245            343
    Administrative charge                                             154           362            500          4,820             45
    Contract terminations                                              --           137             --          9,287             --
Payable
  for investments purchased                                            --            --         20,929             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   1,284         3,513         26,551         53,352            388
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       1,192,811     2,791,132      4,305,536     37,271,962        349,022
Net assets applicable to contracts in payment period                   --            23             --         30,390             --
Net assets applicable to seed money                                    --            --            106             --            337
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $   1,192,811  $  2,791,155   $  4,305,642   $ 37,302,352   $    349,359
====================================================================================================================================
(1) Investment shares                                             211,491       141,181        330,187      1,751,284         16,495
(2) Investments, at cost                                    $   1,220,223  $  2,908,786   $  4,199,743   $ 46,349,203   $    315,333
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           -------------------------------------------------------------------------
                                                               AB VP          AB VP          AB VP          AB VP         AB VP
                                                             GRO & INC,     INTL VAL,     LG CAP GRO,       GLOBAL     TOTAL RETURN,
DECEMBER 31, 2004 (CONTINUED)                                   CL B           CL B           CL B        TECH, CL B       CL B
ASSETS
Investments, at value(1),(2)                                $ 32,020,505   $ 16,439,213   $ 13,350,993   $  6,721,652  $   1,385,969
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                   7,937         66,758             --             --             --
Receivable
  for share redemptions                                           34,738         21,760         18,998          8,041          1,575
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  32,063,180     16,527,731     13,369,991      6,729,693      1,387,544
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                30,617         19,732         13,820          7,171          1,300
    Administrative charge                                          4,121          1,949          1,732            870            174
    Contract terminations                                             --             79          3,446             --            101
Payable
  for investments purchased                                        7,937         66,758             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 42,675         88,518         18,998          8,041          1,575
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     32,015,532     16,439,154     13,350,894      6,721,586      1,384,913
Net assets applicable to contracts in payment period               4,492             --             --             --             --
Net assets applicable to seed money                                  481             59             99             66          1,056
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $ 32,020,505   $ 16,439,213   $ 13,350,993   $  6,721,652  $   1,385,969
====================================================================================================================================
(1) Investment shares                                          1,341,454        989,718        577,715        445,733         73,604
(2) Investments, at cost                                    $ 27,677,233   $ 14,351,072   $ 14,554,417   $  7,520,098  $   1,254,870
------------------------------------------------------------------------------------------------------------------------------------

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           -------------------------------------------------------------------------
                                                               AB VP          AC VP          AC VP
                                                             U.S. GOVT/     INC & GRO,     INFLATION        AC VP          AC VP
DECEMBER 31, 2004 (CONTINUED)                               HI GR, CL B        CL I       PROT, CL II    INTL, CL II    ULTRA, CL II
ASSETS
Investments, at value(1),(2)                                $  3,984,241   $  2,003,510   $ 33,096,835   $     23,090   $ 11,294,244
Dividends receivable                                                  --             --        134,742             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                      --             --        136,017             --         63,043
Receivable
  for share redemptions                                            4,995          2,446         42,534             36         14,953
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                   3,989,236      2,005,956     33,410,128         23,126     11,372,240
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                 4,490          2,153         38,716             33         13,564
    Administrative charge                                            505            259          3,818              3          1,315
    Contract terminations                                             --             34             --             --             74
Payable
  for investments purchased                                           --             --        270,759             --         63,043
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                  4,995          2,446        313,293             36         77,996
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period      3,984,241      2,003,510     33,096,835         22,219     11,294,139
Net assets applicable to contracts in payment period                  --             --             --             --             --
Net assets applicable to seed money                                   --             --             --            871            105
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $  3,984,241   $  2,003,510   $ 33,096,835   $     23,090   $ 11,294,244
====================================================================================================================================
(1) Investment shares                                            327,113        273,703      3,137,141          3,146      1,114,930
(2) Investments, at cost                                    $  3,922,163   $  1,941,067   $ 32,664,476   $     19,900   $ 10,467,912
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           -------------------------------------------------------------------------
                                                                                                           COLONIAL
                                                               AC VP          AC VP        BARON CAP     SM CAP VAL,   COL HI YIELD,
DECEMBER 31, 2004 (CONTINUED)                                VAL, CL I      VAL, CL II     ASSET, INS      VS CL B       VS CL A
ASSETS
Investments, at value(1),(2)                                $  2,044,305   $    147,426   $  3,022,231   $    108,274  $     798,339
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                      --             --             --             --             --
Receivable
  for share redemptions                                            2,526            176          3,930            155            847
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                   2,046,831        147,602      3,026,161        108,429        799,186
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                 2,205            160          3,543            141            744
    Administrative charge                                            265             16            387             14            103
    Contract terminations                                             56             --             --             --             --
Payable
  for investments purchased                                           --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                  2,526            176          3,930            155            847
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period      2,044,211        146,666      3,022,231        106,610        798,339
Net assets applicable to contracts in payment period                  94             --             --             --             --
Net assets applicable to seed money                                   --            760             --          1,664             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $  2,044,305   $    147,426   $  3,022,231   $    108,274  $     798,339
====================================================================================================================================
(1) Investment shares                                            233,635         16,868        111,728          6,399         83,596
(2) Investments, at cost                                    $  1,504,905   $    137,590   $  2,192,375   $     97,366  $     778,321
------------------------------------------------------------------------------------------------------------------------------------

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           -------------------------------------------------------------------------
                                                                                             DREY IP       DREY IP        DREY SOC
                                                            COL HI YIELD,   CS MID-CAP    MIDCAP STOCK,   TECH GRO,      RESP GRO,
DECEMBER 31, 2004 (CONTINUED)                                 VS CL B          GRO           SERV CL       SERV CL        INIT CL
ASSETS
Investments, at value(1),(2)                                $  8,866,793   $    366,435   $      50,494  $  4,863,092   $  2,420,115
Dividends receivable                                                  --             --              --            --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                  32,938             --              --        23,347             --
Receivable
  for share redemptions                                           11,560            485              67         6,535          2,915
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                   8,911,291        366,920          50,561     4,892,974      2,423,030
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                10,528            438              61         5,917          2,601
    Administrative charge                                          1,032             47               6           580            314
    Contract terminations                                             --             --              --            38             --
Payable
  for investments purchased                                       32,938             --              --        23,347             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 44,498            485              67        29,882          2,915
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period      8,865,750        366,435          48,925     4,862,989      2,419,920
Net assets applicable to contracts in payment period                  --             --              --            --             --
Net assets applicable to seed money                                1,043             --           1,569           103            195
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $  8,866,793   $    366,435   $      50,494  $  4,863,092   $  2,420,115
====================================================================================================================================
(1) Investment shares                                            927,489         29,719           2,874       564,164         96,151
(2) Investments, at cost                                    $  8,915,676   $    316,832   $      47,074  $  4,450,352   $  2,997,351
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           -------------------------------------------------------------------------
                                                                             DREY VIF       DREY VIF       DREY VIF        EG VA
                                                              DREY VIF     DISC STOCK,     INTL VAL,     SM CO STOCK,    CORE BOND,
DECEMBER 31, 2004 (CONTINUED)                               APPR, SERV CL    INIT CL        SERV CL        INIT CL          CL 2
ASSETS
Investments, at value(1),(2)                                $    537,925   $    368,255   $     77,619   $     27,011   $ 28,299,874
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                      --             --             --             --         16,051
Receivable
  for share redemptions                                              669            443             80             32         33,376
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     538,594        368,698         77,699         27,043     28,349,301
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   604            396             73             29         29,426
    Administrative charge                                             65             47              7              3          3,512
    Contract terminations                                             --             --             --             --            438
Payable
  for investments purchased                                           --             --             --             --         16,051
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    669            443             80             32         49,427
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        536,609        368,255         75,821         27,011     28,299,718
Net assets applicable to contracts in payment period                  --             --             --             --             --
Net assets applicable to seed money                                1,316             --          1,798             --            156
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $    537,925   $    368,255   $     77,619   $     27,011   $ 28,299,874
====================================================================================================================================
(1) Investment shares                                             15,170         17,595          4,894          1,192      2,782,682
(2) Investments, at cost                                    $    518,159   $    451,402   $     74,814   $     21,814   $ 28,738,147
------------------------------------------------------------------------------------------------------------------------------------

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           -------------------------------------------------------------------------
                                                                                                            EG VA          EG VA
                                                               EG VA          EG VA          EG VA       FUNDAMENTAL    FUNDAMENTAL
DECEMBER 31, 2004 (CONTINUED)                                BAL, CL 2      FUND, CL 1     FUND, CL 2    LG CAP, CL 1   LG CAP, CL 2
ASSETS
Investments, at value(1),(2)                                $  2,230,594   $  1,018,870   $  7,807,937   $  1,094,740   $ 11,050,211
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                      --             --             57             --             33
Receivable
  for share redemptions                                            2,933          1,061          9,596          1,098         13,477
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                   2,233,527      1,019,931      7,817,590      1,095,838     11,063,721
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                 2,421            929          7,869            960         11,269
    Administrative charge                                            286            132          1,003            138          1,420
    Contract terminations                                            226             --            724             --            788
Payable
  for investments purchased                                           --             --             57             --             33
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                  2,933          1,061          9,653          1,098         13,510
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period      2,230,530      1,018,870      7,807,498      1,094,740     11,049,886
Net assets applicable to contracts in payment period                  --             --             --             --             --
Net assets applicable to seed money                                   64             --            439             --            325
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $  2,230,594   $  1,018,870   $  7,807,937   $  1,094,740   $ 11,050,211
====================================================================================================================================
(1) Investment shares                                            162,817         78,435        602,930         66,107        669,304
(2) Investments, at cost                                    $  2,071,699   $    902,754   $  7,112,198   $    952,062   $ 10,036,673
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           -------------------------------------------------------------------------
                                                               EG VA          EG VA           EG VA          EG VA         EG VA
DECEMBER 31, 2004 (CONTINUED)                                GRO, CL 2     HI INC, CL 2   INTL EQ, CL 1  INTL EQ, CL 2  OMEGA, CL 1
ASSETS
Investments, at value(1),(2)                                $  4,587,507   $ 15,564,815   $   2,036,129  $  15,026,596  $  4,991,436
Dividends receivable                                                  --             --              --             --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                       2         11,340              --             --            --
Receivable
  for share redemptions                                            5,589         18,266           2,138         17,961         5,266
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                   4,593,098     15,594,421       2,038,267     15,044,557     4,996,702
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                 4,619         16,209           1,877         15,103         4,625
    Administrative charge                                            588          1,927             261          1,921           641
    Contract terminations                                            382            130              --            937            --
Payable
  for investments purchased                                            2         11,340              --             --            --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                  5,591         29,606           2,138         17,961         5,266
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period      4,587,169     15,564,709       2,036,129     15,026,234     4,988,741
Net assets applicable to contracts in payment period                  --             --              --             --         2,695
Net assets applicable to seed money                                  338            106              --            362            --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $  4,587,507   $ 15,564,815   $   2,036,129  $  15,026,596  $  4,991,436
====================================================================================================================================
(1) Investment shares                                            334,366      1,450,589         161,341      1,193,534       308,113
(2) Investments, at cost                                    $  3,778,947   $ 15,587,751   $   1,693,680  $  12,385,716  $  4,540,545
------------------------------------------------------------------------------------------------------------------------------------

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           -------------------------------------------------------------------------
                                                               EG VA          EG VA          EG VA          EG VA          EG VA
                                                               OMEGA,        SPECIAL        SPECIAL        SPECIAL       STRATEGIC
DECEMBER 31, 2004 (CONTINUED)                                   CL 2         EQ, CL 2      VAL, CL 1      VAL, CL 2      INC, CL 1
ASSETS
Investments, at value(1),(2)                                $ 17,904,716   $  4,243,535   $ 10,440,328   $ 17,159,655   $  5,813,219
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                   7,166          3,558             96         20,183            239
Receivable
  for share redemptions                                           21,496          5,202         12,050         20,248          5,976
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  17,933,378      4,252,295     10,452,474     17,200,086      5,819,434
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                18,639          4,612          9,554         17,513          5,236
    Administrative charge                                          2,267            527          1,339          2,196            740
    Contract terminations                                            590             63          1,157            539             --
Payable
  for investments purchased                                        7,166          3,558             96         20,183            239
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 28,662          8,760         12,146         40,431          6,215
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     17,904,560      4,243,308     10,440,328     17,159,484      5,771,415
Net assets applicable to contracts in payment period                  --             --             --             --         41,804
Net assets applicable to seed money                                  156            227             --            171             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $ 17,904,716   $  4,243,535   $ 10,440,328   $ 17,159,655   $  5,813,219
====================================================================================================================================
(1) Investment shares                                          1,112,094        373,880        640,118      1,054,033        539,260
(2) Investments, at cost                                    $ 15,819,442   $  3,812,484   $  7,947,279   $ 13,899,930   $  5,469,935
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           -------------------------------------------------------------------------
                                                               EG VA         FID VIP        FID VIP        FID VIP        FID VIP
                                                             STRATEGIC         BAL,           BAL,       CONTRAFUND,    CONTRAFUND,
DECEMBER 31, 2004 (CONTINUED)                                INC, CL 2       SERV CL       SERV CL 2       SERV CL       SERV CL 2
ASSETS
Investments, at value(1),(2)                                $ 25,811,336   $    543,395   $    245,936   $ 16,919,086   $ 79,466,669
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                  54,189             --             --            143        168,811
Receivable
  for share redemptions                                           30,465            577            331         18,742        101,081
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  25,895,990        543,972        246,267     16,937,971     79,736,561
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                27,032            507            299         15,401         85,648
    Administrative charge                                          3,155             70             32          2,164          9,847
    Contract terminations                                            278             --             --          1,177          5,586
Payable
  for investments purchased                                       54,189             --             --            143        168,811
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 84,654            577            331         18,885        269,892
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     25,811,161        543,395        245,873     16,915,770     79,466,669
Net assets applicable to contracts in payment period                  --             --             --          3,316             --
Net assets applicable to seed money                                  175             --             63             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $ 25,811,336   $    543,395   $    245,936   $ 16,919,086   $ 79,466,669
====================================================================================================================================
(1) Investment shares                                          2,398,823         38,053         17,319        637,734      3,015,813
(2) Investments, at cost                                    $ 25,548,549   $    498,738   $    230,371   $ 12,998,617   $ 68,912,337
------------------------------------------------------------------------------------------------------------------------------------

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           -------------------------------------------------------------------------
                                                              FID VIP        FID VIP        FID VIP        FID VIP        FID VIP
                                                             DYN APPR,      GRO & INC,     GRO & INC,        GRO,           GRO,
DECEMBER 31, 2004 (CONTINUED)                                SERV CL 2       SERV CL       SERV CL 2       SERV CL       SERV CL 2
ASSETS
Investments, at value(1),(2)                                $  1,411,119   $  7,298,849   $    852,182   $    214,575   $  5,452,476
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                      --             --             --             --            312
Receivable
  for share redemptions                                            2,925          9,436          1,144            224         28,414
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                   1,414,044      7,308,285        853,326        214,799      5,481,202
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                 1,481          8,496          1,032            196          5,743
    Administrative charge                                            182            940            112             28            715
    Contract terminations                                          1,262             --             --             --         21,956
Payable
  for investments purchased                                           --             --             --             --            312
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                  2,925          9,436          1,144            224         28,726
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period      1,411,015      7,298,849        852,054        214,575      5,451,645
Net assets applicable to contracts in payment period                  --             --             --             --             --
Net assets applicable to seed money                                  104             --            128             --            831
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $  1,411,119   $  7,298,849   $    852,182   $    214,575   $  5,452,476
====================================================================================================================================
(1) Investment shares                                            198,470        527,755         62,158          6,731        172,329
(2) Investments, at cost                                    $  1,247,000   $  6,809,612   $    805,331   $    280,572   $  5,076,507
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           -------------------------------------------------------------------------
                                                              FID VIP        FID VIP        FID VIP        FID VIP        FID VIP
                                                              HI INC,        HI INC,       INVEST GR,      MID CAP,       MID CAP,
DECEMBER 31, 2004 (CONTINUED)                                 SERV CL       SERV CL 2      SERV CL 2       SERV CL       SERV CL 2
ASSETS
Investments, at value(1),(2)                                $  4,554,670   $  2,418,821   $ 12,898,102   $ 36,010,835   $ 39,968,594
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                      48             --         43,233          2,527         26,369
Receivable
  for share redemptions                                            4,723          2,922         16,850         41,027         46,331
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                   4,559,441      2,421,743     12,958,185     36,054,389     40,041,294
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                 4,146          2,615         15,349         36,408         40,414
    Administrative charge                                            577            307          1,501          4,608          5,073
    Contract terminations                                             --             --             --             11            844
Payable
  for investments purchased                                           48             --         43,233          2,527         26,369
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                  4,771          2,922         60,083         43,554         72,700
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period      4,533,548      2,418,767     12,898,102     35,970,900     39,968,093
Net assets applicable to contracts in payment period              21,122             --             --         39,935             --
Net assets applicable to seed money                                   --             54             --             --            501
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $  4,554,670   $  2,418,821   $ 12,898,102   $ 36,010,835   $ 39,968,594
====================================================================================================================================
(1) Investment shares                                            653,468        350,046        986,093      1,197,567      1,337,637
(2) Investments, at cost                                    $  4,079,913   $  2,206,775   $ 12,689,502   $ 23,445,214   $ 29,087,439
------------------------------------------------------------------------------------------------------------------------------------

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           -------------------------------------------------------------------------
                                                              FID VIP        FID VIP         FTVIPT         FTVIPT         FTVIPT
                                                             OVERSEAS,      OVERSEAS,      FRANK INC      FRANK REAL    FRANK RISING
DECEMBER 31, 2004 (CONTINUED)                                 SERV CL       SERV CL 2      SEC, CL 2      EST, CL 2      DIVD, CL 2
ASSETS
Investments, at value(1),(2)                                $  1,554,854   $ 16,647,191   $ 25,848,490   $ 14,435,605   $    395,637
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                      --         62,466        150,453            818          2,559
Receivable
  for share redemptions                                            2,012         21,795         34,028         17,582            538
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                   1,556,866     16,731,452     26,032,971     14,454,005        398,734
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                 1,814         19,717         28,344         15,733            492
    Administrative charge                                            198          1,989          3,240          1,849             46
    Contract terminations                                             --             89          2,444             --             --
Payable
  for investments purchased                                           --         62,466        150,453            818          2,559
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                  2,012         84,261        184,481         18,400          3,097
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period      1,554,854     16,647,107     25,848,376     14,435,292        394,747
Net assets applicable to contracts in payment period                  --             --             --             --             --
Net assets applicable to seed money                                   --             84            114            313            890
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $  1,554,854   $ 16,647,191   $ 25,848,490   $ 14,435,605   $    395,637
====================================================================================================================================
(1) Investment shares                                             89,154        957,285      1,649,553        473,454         22,595
(2) Investments, at cost                                    $  1,314,907   $ 14,802,766   $ 22,308,065   $ 10,014,730   $    371,215
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           -------------------------------------------------------------------------
                                                            FTVIPT FRANK      FTVIPT      FTVIPT MUTUAL     FTVIPT         FTVIPT
                                                             SM MID CAP      FRANK SM      SHARES SEC,   TEMP DEV MKTS    TEMP FOR
DECEMBER 31, 2004 (CONTINUED)                                GRO, CL 2     CAP VAL, CL 2      CL 2         SEC, CL 2     SEC, CL 2
ASSETS
Investments, at value(1),(2)                                $ 26,323,932   $  10,450,460  $ 134,344,217  $   1,074,693  $ 23,257,427
Dividends receivable                                                  --              --             --             --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                  16,224               2         57,183             48            96
Receivable
  for share redemptions                                           29,696          12,079        156,849          1,106        25,681
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  26,369,852      10,462,541    134,558,249      1,075,847    23,283,204
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                26,292          10,527        137,544            970        22,688
    Administrative charge                                          3,400           1,320         17,124            136         2,962
    Contract terminations                                              4             232          2,181             --            31
Payable
  for investments purchased                                       16,224               2         57,183             48            96
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 45,920          12,081        214,032          1,154        25,777
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     26,318,038      10,450,383    134,344,107      1,036,995    23,257,354
Net assets applicable to contracts in payment period               5,331              --             --         37,698            --
Net assets applicable to seed money                                  563              77            110             --            73
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $ 26,323,932   $  10,450,460  $ 134,344,217  $   1,074,693  $ 23,257,427
====================================================================================================================================
(1) Investment shares                                          1,354,809         667,761      8,073,571        123,955     1,620,727
(2) Investments, at cost                                    $ 23,160,527   $   7,945,846  $ 114,582,295  $     757,774  $ 19,176,333
------------------------------------------------------------------------------------------------------------------------------------

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           -------------------------------------------------------------------------
                                                               FTVIPT         FTVIPT                        GS VIT
                                                            TEMP GLOBAL      TEMP GRO        GS VIT          CORE          GS VIT
DECEMBER 31, 2004 (CONTINUED)                                INC, CL 2      SEC, CL 2       CAP GRO        U.S. EQ        INTL EQ
ASSETS
Investments, at value(1),(2)                                $ 13,997,067   $  1,424,291   $  1,353,292   $  9,889,951   $    674,623
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                  50,880             --             --             --             --
Receivable
  for share redemptions                                           18,160          1,904          1,797         11,944            901
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  14,066,107      1,426,195      1,355,089      9,901,895        675,524
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                16,523          1,727          1,621         10,637            814
    Administrative charge                                          1,636            177            176          1,266             87
    Contract terminations                                              1             --             --             41             --
Payable
  for investments purchased                                       50,880             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 69,040          1,904          1,797         11,944            901
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     13,997,067      1,423,613      1,353,292      9,889,951        674,623
Net assets applicable to contracts in payment period                  --             --             --             --             --
Net assets applicable to seed money                                   --            678             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $ 13,997,067   $  1,424,291   $  1,353,292   $  9,889,951   $    674,623
====================================================================================================================================
(1) Investment shares                                            894,953        111,013        130,250        796,292         63,464
(2) Investments, at cost                                    $ 12,857,500   $  1,290,844   $  1,355,371   $  8,866,472   $    616,536
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           -------------------------------------------------------------------------
                                                               GS VIT         JANUS       JANUS ASPEN    JANUS ASPEN       JANUS
                                                              MID CAP         ASPEN       GLOBAL TECH,   LG CAP GRO,     ASPEN INTL
DECEMBER 31, 2004 (CONTINUED)                                   VAL         BAL, INST         SERV           SERV        GRO, SERV
ASSETS
Investments, at value(1),(2)                                $ 27,785,783   $ 10,540,042   $    853,005   $  4,652,908   $  2,983,447
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                  62,463             --             --             --             --
Receivable
  for share redemptions                                           34,842         40,857          1,117          6,068          3,996
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  27,883,088     10,580,899        854,122      4,658,976      2,987,443
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                31,359         11,349          1,005          5,460          3,608
    Administrative charge                                          3,407          1,363            112            608            388
    Contract terminations                                             76         28,145             --             --             --
Payable
  for investments purchased                                       62,463             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 97,305         40,857          1,117          6,068          3,996
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     27,785,722     10,539,648        853,005      4,652,908      2,983,447
Net assets applicable to contracts in payment period                  --            394             --             --             --
Net assets applicable to seed money                                   61             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $ 27,785,783   $ 10,540,042   $    853,005   $  4,652,908   $  2,983,447
====================================================================================================================================
(1) Investment shares                                          1,818,441        432,146        240,283        234,522        110,744
(2) Investments, at cost                                    $ 24,393,126   $ 10,430,508   $  1,312,138   $  6,254,383   $  2,470,274
------------------------------------------------------------------------------------------------------------------------------------

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           -------------------------------------------------------------------------
                                                            JANUS ASPEN    JANUS ASPEN      JPM U.S.                       LAZARD
                                                              MID CAP       WORLD GRO,       LG CAP         LAZARD         RETIRE
DECEMBER 31, 2004 (CONTINUED)                                GRO, SERV         INST         CORE EQ       RETIRE EQ       INTL EQ
ASSETS
Investments, at value(1),(2)                                $  2,443,855   $  4,128,191   $  1,761,267   $    479,136   $    545,711
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                      --             20             --             --             --
Receivable
  for share redemptions                                            3,319          4,953          2,309            627            714
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                   2,447,174      4,133,164      1,763,576        479,763        546,425
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                 2,810          4,422          2,072            566            645
    Administrative charge                                            318            531            228             61             69
    Contract terminations                                            191             --              9             --             --
Payable
  for investments purchased                                           --             20             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                  3,319          4,973          2,309            627            714
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period      2,443,855      4,121,392      1,761,267        479,136        545,711
Net assets applicable to contracts in payment period                  --          6,799             --             --             --
Net assets applicable to seed money                                   --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $  2,443,855   $  4,128,191   $  1,761,267   $    479,136   $    545,711
====================================================================================================================================
(1) Investment shares                                             96,367        154,152        129,600         44,612         45,935
(2) Investments, at cost                                    $  3,109,213   $  5,674,511   $  1,682,191   $    404,975   $    425,833
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           -------------------------------------------------------------------------
                                                             LIB ASSET                     LIB FEDERAL     LIB SM CO      MFS INV
                                                             ALLOC VS,        LIB EQ        SEC VS,        GRO VS,       GRO STOCK,
DECEMBER 31, 2004 (CONTINUED)                                   CL A         VS, CL A         CL A           CL A         SERV CL
ASSETS
Investments, at value(1),(2)                                $    834,359   $  1,178,020   $  1,895,574   $    260,041   $  5,907,346
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                      --             --             --             --             --
Receivable
  for share redemptions                                              878          1,230          1,989            273          6,325
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     835,237      1,179,250      1,897,563        260,314      5,913,671
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   771          1,078          1,747            239          5,563
    Administrative charge                                            107            152            242             34            762
    Contract terminations                                             --             --             --             --             --
Payable
  for investments purchased                                           --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    878          1,230          1,989            273          6,325
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        834,359      1,178,020      1,895,574        260,041      5,904,757
Net assets applicable to contracts in payment period                  --             --             --             --          2,145
Net assets applicable to seed money                                   --             --             --             --            444
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $    834,359   $  1,178,020   $  1,895,574   $    260,041   $  5,907,346
====================================================================================================================================
(1) Investment shares                                             56,262         77,146        170,926         23,491        632,478
(2) Investments, at cost                                    $    646,452   $  1,074,914   $  1,877,860   $    161,067   $  5,708,142
------------------------------------------------------------------------------------------------------------------------------------

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           -------------------------------------------------------------------------
                                                                MFS            MFS            MFS            MFS            MFS
                                                             INV TRUST,     INV TRUST,      NEW DIS,       NEW DIS,      RESEARCH,
DECEMBER 31, 2004 (CONTINUED)                                 INIT CL        SERV CL        INIT CL        SERV CL        INIT CL
ASSETS
Investments, at value(1),(2)                                $  6,422,143   $    874,071   $  3,517,189   $  5,143,223   $  3,978,975
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                      --             --             --             --             --
Receivable
  for share redemptions                                            7,700            997          4,682          5,838          5,278
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                   6,429,843        875,068      3,521,871      5,149,061      3,984,253
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                 6,872            883          4,209          5,019          4,757
    Administrative charge                                            828            114            464            673            521
    Contract terminations                                             --             --              9            146             --
Payable
  for investments purchased                                           --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                  7,700            997          4,682          5,838          5,278
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period      6,422,007        874,003      3,517,185      5,140,711      3,978,975
Net assets applicable to contracts in payment period                  --             --              4          2,176             --
Net assets applicable to seed money                                  136             68             --            336             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $  6,422,143   $    874,071   $  3,517,189   $  5,143,223   $  3,978,975
====================================================================================================================================
(1) Investment shares                                            355,207         48,586        236,529        349,641        260,064
(2) Investments, at cost                                    $  6,064,092   $    797,022   $  3,471,090   $  4,655,027   $  4,100,070
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           -------------------------------------------------------------------------
                                                                 MFS            MFS           MFS            MFS
                                                            TOTAL RETURN,  TOTAL RETURN,   UTILITIES,     UTILITIES,
DECEMBER 31, 2004 (CONTINUED)                                 INIT CL         SERV CL       INIT CL        SERV CL        OPCAP EQ
ASSETS
Investments, at value(1),(2)                                $     187,722  $  81,332,074  $ 12,289,001   $  2,965,747   $  1,470,745
Dividends receivable                                                   --             --            --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                       --         19,098            --             --             --
Receivable
  for share redemptions                                               194         92,415        15,443          3,423          1,797
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      187,916     81,443,587    12,304,444      2,969,170      1,472,542
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                    170         80,140        13,430          3,047          1,581
    Administrative charge                                              24         10,405         1,568            376            190
    Contract terminations                                              --          1,870           445             --             26
Payable
  for investments purchased                                            --         19,098            --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     194        111,513        15,443          3,423          1,797
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period         187,722     81,331,759    12,288,922      2,965,098      1,470,568
Net assets applicable to contracts in payment period                   --             --            --             --            177
Net assets applicable to seed money                                    --            315            79            649             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $     187,722  $  81,332,074  $ 12,289,001   $  2,965,747   $  1,470,745
====================================================================================================================================
(1) Investment shares                                               8,760      3,827,392       600,929        145,952         40,854
(2) Investments, at cost                                    $     162,471  $  71,053,952  $ 11,415,141   $  2,269,977   $  1,425,286
------------------------------------------------------------------------------------------------------------------------------------

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           -------------------------------------------------------------------------
                                                                                                            OPPEN          OPPEN
                                                               OPCAP          OPCAP          OPCAP           CAP          CAP APPR
DECEMBER 31, 2004 (CONTINUED)                                 MANAGED         SM CAP      U.S. GOVT INC    APPR VA        VA, SERV
ASSETS
Investments, at value(1),(2)                                $  5,949,125   $  2,997,119   $   4,429,395  $  5,203,792   $ 23,048,712
Dividends receivable                                                  --             --          17,056            --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                      --             --               3            --         55,333
Receivable
  for share redemptions                                            7,198          3,725           5,666         6,265         28,716
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                   5,956,323      3,000,844       4,452,120     5,210,057     23,132,761
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                 6,391          3,227           4,951         5,591         25,854
    Administrative charge                                            767            387             594           671          2,810
    Contract terminations                                             40            111             121             3             52
Payable
  for investments purchased                                           --             --          17,059            --         55,333
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                  7,198          3,725          22,725         6,265         84,049
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period      5,943,894      2,997,119       4,422,241     5,203,792     23,048,712
Net assets applicable to contracts in payment period               5,231             --           7,154            --             --
Net assets applicable to seed money                                   --             --              --            --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $  5,949,125   $  2,997,119   $   4,429,395  $  5,203,792   $ 23,048,712
====================================================================================================================================
(1) Investment shares                                            139,226         82,908         417,867       140,681        627,517
(2) Investments, at cost                                    $  5,382,174   $  2,060,294   $   4,405,844  $  5,725,880   $ 21,245,258
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           -------------------------------------------------------------------------
                                                               OPPEN          OPPEN                         OPPEN
                                                               GLOBAL       GLOBAL SEC       OPPEN          HI INC         OPPEN
DECEMBER 31, 2004 (CONTINUED)                                  SEC VA        VA, SERV      HI INC VA       VA, SERV      MAIN ST VA
ASSETS
Investments, at value(1),(2)                                $    359,288   $ 11,189,974   $  3,044,558   $  5,860,446   $    531,996
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                      --          6,369             --             --             --
Receivable
  for share redemptions                                              431         13,395         22,209          6,507            641
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     359,719     11,209,738      3,066,767      5,866,953        532,637
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   385         11,478          3,269          5,749            572
    Administrative charge                                             46          1,422            392            742             69
    Contract terminations                                             --            495         18,548             16             --
Payable
  for investments purchased                                           --          6,369             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    431         19,764         22,209          6,507            641
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        359,288     11,189,156      3,044,558      5,860,446        531,996
Net assets applicable to contracts in payment period                  --             --             --             --             --
Net assets applicable to seed money                                   --            818             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $    359,288   $ 11,189,974   $  3,044,558   $  5,860,446   $    531,996
====================================================================================================================================
(1) Investment shares                                             12,175        381,520        345,973        669,001         25,528
(2) Investments, at cost                                    $    350,175   $  9,042,142   $  3,359,991   $  5,458,030   $    559,670
------------------------------------------------------------------------------------------------------------------------------------

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           -------------------------------------------------------------------------
                                                            OPPEN MAIN ST     OPPEN           OPPEN         PUT VT         PUT VT
                                                             SM CAP VA,     STRATEGIC       STRATEGIC      DIV INC,       DIV INC,
DECEMBER 31, 2004 (CONTINUED)                                   SERV         BOND VA      BOND VA, SERV     CL IA          CL IB
ASSETS
Investments, at value(1),(2)                                $   8,530,850  $    394,351   $  51,868,463  $  5,013,746   $  3,069,986
Dividends receivable                                                   --            --              --            --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                        1            --          97,095            --            516
Receivable
  for share redemptions                                             9,984           468          63,438         6,015          3,614
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    8,540,835       394,819      52,028,996     5,019,761      3,074,116
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  8,743           418          56,872         5,362          3,227
    Administrative charge                                           1,099            50           6,338           644            387
    Contract terminations                                             142            --             228             9             --
Payable
  for investments purchased                                             1            --          97,095            --            516
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   9,985           468         160,533         6,015          4,130
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       8,530,415       394,351      51,868,463     5,003,047      3,069,941
Net assets applicable to contracts in payment period                   --            --              --        10,699             45
Net assets applicable to seed money                                   435            --              --            --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $   8,530,850  $    394,351   $  51,868,463  $  5,013,746   $  3,069,986
====================================================================================================================================
(1) Investment shares                                             534,180        75,691       9,805,003       540,857        334,786
(2) Investments, at cost                                    $   6,786,653  $    360,007   $  48,836,931  $  5,294,999   $  3,097,269
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           -------------------------------------------------------------------------
                                                               PUT VT         PUT VT         PUT VT      PUT VT HEALTH     PUT VT
                                                             GLOBAL EQ,     GRO & INC,     GRO & INC,      SCIENCES,      HI YIELD,
DECEMBER 31, 2004 (CONTINUED)                                  CL IA          CL IA          CL IB           CL IB         CL IA
ASSETS
Investments, at value(1),(2)                                $  1,654,925   $ 10,424,697   $ 13,763,480   $   2,659,586  $  2,236,617
Dividends receivable                                                  --             --             --              --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                      --             --             --              --            --
Receivable
  for share redemptions                                            2,003         12,668         23,699           3,233         2,689
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                   1,656,928     10,437,365     13,787,179       2,662,819     2,239,306
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                 1,788         11,308         13,595           2,891         2,401
    Administrative charge                                            215          1,358          1,778             342           288
    Contract terminations                                             --              2          8,326              --            --
Payable
  for investments purchased                                           --             --             --              --            --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                  2,003         12,668         23,699           3,233         2,689
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period      1,654,777     10,422,742     13,763,276       2,659,193     2,233,762
Net assets applicable to contracts in payment period                 148          1,955             --              --         2,855
Net assets applicable to seed money                                   --             --            204             393            --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $  1,654,925   $ 10,424,697   $ 13,763,480   $   2,659,586  $  2,236,617
====================================================================================================================================
(1) Investment shares                                            160,361        407,374        541,017         226,734       276,126
(2) Investments, at cost                                    $  2,519,254   $ 10,182,907   $ 12,679,903   $   2,402,148  $  2,810,777
------------------------------------------------------------------------------------------------------------------------------------

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           -------------------------------------------------------------------------
                                                               PUT VT                        PUT VT         PUT VT         PUT VT
                                                             HI YIELD,        PUT VT        INTL EQ,      INTL GRO &      INTL NEW
DECEMBER 31, 2004 (CONTINUED)                                  CL IB        INC, CL IB       CL IB        INC, CL IB     OPP, CL IB
ASSETS
Investments, at value(1),(2)                                $  1,472,519   $    211,373   $ 26,369,076   $      8,086   $  2,107,728
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                      --             --             --             --             --
Receivable
  for share redemptions                                            1,822            263         31,786             10          2,256
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                   1,474,341        211,636     26,400,862          8,096      2,109,984
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                 1,568            236         27,006              9          1,987
    Administrative charge                                            188             27          3,376              1            269
    Contract terminations                                             66             --          1,404             --             --
Payable
  for investments purchased                                           --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                  1,822            263         31,786             10          2,256
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period      1,472,519        211,313     26,360,505          8,086      2,107,728
Net assets applicable to contracts in payment period                  --             --          8,165             --             --
Net assets applicable to seed money                                   --             60            406             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $  1,472,519   $    211,373   $ 26,369,076   $      8,086   $  2,107,728
====================================================================================================================================
(1) Investment shares                                            182,922         16,411      1,792,595            599        169,024
(2) Investments, at cost                                    $  1,677,908   $    206,142   $ 23,932,194   $      7,439   $  1,783,426
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           -------------------------------------------------------------------------
                                                               PUT VT         PUT VT         PUT VT         PUT VT         PUT VT
                                                              NEW OPP,      RESEARCH,        SM CAP         VISTA,        VOYAGER,
DECEMBER 31, 2004 (CONTINUED)                                  CI IA          CL IB        VAL, CL IB       CL IB          CL IA
ASSETS
Investments, at value(1),(2)                                $  5,431,988   $    403,963   $    150,584   $ 13,950,031   $    970,675
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                      --             --             --             --             --
Receivable
  for share redemptions                                            6,620            455            169         16,071          1,181
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                   5,438,608        404,418        150,753     13,966,102        971,856
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                 5,881            380            153         14,268          1,053
    Administrative charge                                            706             52             16          1,803            127
    Contract terminations                                             33             23             --             --              1
Payable
  for investments purchased                                           --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                  6,620            455            169         16,071          1,181
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period      5,431,988        403,503        148,861     13,944,096        969,881
Net assets applicable to contracts in payment period                  --             --             --          5,244            794
Net assets applicable to seed money                                   --            460          1,723            691             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $  5,431,988   $    403,963   $    150,584   $ 13,950,031   $    970,675
====================================================================================================================================
(1) Investment shares                                            318,592         35,498          6,607      1,122,287         35,465
(2) Investments, at cost                                    $  6,712,085   $    333,666   $    140,558   $ 15,948,502   $  1,505,163
------------------------------------------------------------------------------------------------------------------------------------

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           -------------------------------------------------------------------------
                                                               PUT VT
                                                              VOYAGER,        ROYCE          ROYCE         STI CVT        STI CVT
DECEMBER 31, 2004 (CONTINUED)                                  CL IB        MICRO-CAP        SM-CAP        CAP APPR      GRO & INC
ASSETS
Investments, at value(1),(2)                                $  3,861,544   $  4,985,920   $  3,997,218   $  2,086,171   $    547,212
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                       4             --             --         11,520             --
Receivable
  for share redemptions                                            4,675          6,430          5,149          2,420            635
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                   3,866,223      4,992,350      4,002,367      2,100,111        547,847
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                 4,174          5,790          4,637          2,150            566
    Administrative charge                                            501            629            512            254             69
    Contract terminations                                             --             11             --             16             --
Payable
  for investments purchased                                            4             --             --         11,520             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                  4,679          6,430          5,149         13,940            635
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period      3,861,544      4,985,920      3,997,218      2,086,005        546,918
Net assets applicable to contracts in payment period                  --             --             --             --             --
Net assets applicable to seed money                                   --             --             --            166            294
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $  3,861,544   $  4,985,920   $  3,997,218   $  2,086,171   $    547,212
====================================================================================================================================
(1) Investment shares                                            141,969        433,558        444,135        127,051         47,791
(2) Investments, at cost                                    $  6,699,808   $  4,259,282   $  3,126,403   $  1,916,943   $    465,597
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           -------------------------------------------------------------------------
                                                                             STI CVT                       STI CVT        STI CVT
                                                              STI CVT         INVEST        STI CVT         SM CAP        VAL INC
DECEMBER 31, 2004 (CONTINUED)                                 INTL EQ        GR BOND       MID-CAP EQ       VAL EQ         STOCK
ASSETS
Investments, at value(1),(2)                                $     41,042   $    535,705   $    206,187   $  1,987,798   $    635,003
Dividends receivable                                                  --            457             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                      --             --             --          2,492             --
Receivable
  for share redemptions                                               48            672            220          2,506            791
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      41,090        536,834        206,407      1,992,796        635,794
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                    43            604            195          2,002            709
    Administrative charge                                              5             68             25            238             82
    Contract terminations                                             --             --             --            266             --
Payable
  for investments purchased                                           --            457             --          2,492             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     48          1,129            220          4,998            791
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period         40,220        530,505        205,720      1,987,620        634,810
Net assets applicable to contracts in payment period                  --             --             --             --             --
Net assets applicable to seed money                                  822          5,200            467            178            193
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $     41,042   $    535,705   $    206,187   $  1,987,798   $    635,003
====================================================================================================================================
(1) Investment shares                                              3,711         51,809         17,370        108,445         44,344
(2) Investments, at cost                                    $     31,496   $    532,077   $    174,161   $  1,690,767   $    537,305
------------------------------------------------------------------------------------------------------------------------------------

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           -------------------------------------------------------------------------
                                                                             VANK LIT       VANK LIT       VANK UIF       VANK UIF
                                                             THIRD AVE      COMSTOCK,      GRO & INC,     U.S. REAL      U.S. REAL
DECEMBER 31, 2004 (CONTINUED)                                   VAL           CL II          CL II        EST, CL I      EST, CL II
ASSETS
Investments, at value(1),(2)                                $  5,190,415   $ 51,758,869   $  5,381,767   $  2,081,900   $  1,802,995
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                      --        195,074         10,000             --          1,774
Receivable
  for share redemptions                                            6,769         65,490          6,019          2,452          2,753
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                   5,197,184     52,019,433      5,397,786      2,084,352      1,807,522
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                 6,103         59,309          5,332          2,177          2,191
    Administrative charge                                            666          6,181            687            270            220
    Contract terminations                                             --             --             --              5            342
Payable
  for investments purchased                                           --        195,074         10,000             --          1,774
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                  6,769        260,564         16,019          2,452          4,527
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period      5,190,415     51,758,869      5,381,767      2,081,819      1,802,713
Net assets applicable to contracts in payment period                  --             --             --             --             --
Net assets applicable to seed money                                   --             --             --             81            282
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $  5,190,415   $ 51,758,869   $  5,381,767   $  2,081,900   $  1,802,995
====================================================================================================================================
(1) Investment shares                                            209,883      3,780,779        278,993        101,655         88,469
(2) Investments, at cost                                    $  3,802,081   $ 46,341,755   $  4,581,398   $  1,586,916   $  1,570,935
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           -------------------------------------------------------------------------
                                                                                                                           WF ADV
                                                               WANGER         WANGER         WF ADV         WF ADV          C&B
DECEMBER 31, 2004 (CONTINUED)                               INTL SM CAP     U.S. SM CO    ASSET ALLOC       EQ INC       LG CAP VAL
ASSETS
Investments, at value(1),(2)                                $ 11,135,475   $ 11,757,746   $ 33,485,146   $ 21,529,601   $  4,662,873
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                  44,812         43,235              4         29,564             --
Receivable
  for share redemptions                                           16,549         15,712         58,415         26,843          5,737
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  11,196,836     11,816,693     33,543,565     21,586,008      4,668,610
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                13,309         14,219         36,368         24,114          5,131
    Administrative charge                                          1,319          1,415          4,327          2,725            603
    Contract terminations                                          1,921             78         17,720              4              3
Payable
  for investments purchased                                       44,812         43,235              4         29,564             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 61,361         58,947         58,419         56,407          5,737
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     11,135,383     11,757,630     33,484,546     21,529,493      4,661,955
Net assets applicable to contracts in payment period                  --             --             --             --             62
Net assets applicable to seed money                                   92            116            600            108            856
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $ 11,135,475   $ 11,757,746   $ 33,485,146   $ 21,529,601   $  4,662,873
====================================================================================================================================
(1) Investment shares                                            437,371        374,809      2,581,738      1,318,408        510,720
(2) Investments, at cost                                    $  9,633,821   $ 10,202,537   $ 32,838,464   $ 19,740,787   $  4,304,179
------------------------------------------------------------------------------------------------------------------------------------

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           -------------------------------------------------------------------------
                                                               WF ADV         WF ADV         WF ADV         WF ADV         WF ADV
DECEMBER 31, 2004 (CONTINUED)                                LG CO CORE     INTL CORE      LG CO GRO      MONEY MKT      SM CAP GRO
ASSETS
Investments, at value(1),(2)                                $  2,335,583   $  2,686,807   $ 37,475,361   $ 11,366,999   $  6,389,004
Dividends receivable                                                  --             --             --         15,432             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                      --             --         23,873             --             --
Receivable
  for share redemptions                                            2,829          3,319         46,693         19,870          7,832
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                   2,338,412      2,690,126     37,545,927     11,402,301      6,396,836
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                 2,527          2,968         41,391         12,242          6,977
    Administrative charge                                            302            349          4,830          1,436            831
    Contract terminations                                             --              2            472          6,192             24
Payable
  for investments purchased                                           --             --         23,873         15,432             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                  2,829          3,319         70,566         35,302          7,832
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period      2,334,928      2,686,132     37,475,146     11,294,412      6,388,294
Net assets applicable to contracts in payment period                  --             --            111         59,674             --
Net assets applicable to seed money                                  655            675            104         12,913            710
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $  2,335,583   $  2,686,807   $ 37,475,361   $ 11,366,999   $  6,389,004
====================================================================================================================================
(1) Investment shares                                            167,186        324,886      4,220,198     11,366,999        813,886
(2) Investments, at cost                                    $  2,400,849   $  2,387,906   $ 42,655,890   $ 11,366,999   $  8,072,190
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES

                                                             SEGREGATED
                                                                ASSET
                                                             SUBACCOUNT
                                                            ------------
                                                               WF ADV
                                                            TOTAL RETURN
DECEMBER 31, 2004 (CONTINUED)                                   BOND
ASSETS
Investments, at value(1),(2)                                $ 14,552,923
Dividends receivable                                              43,609
Accounts receivable from American Enterprise Life
  for contract purchase payments                                  16,065
Receivable
  for share redemptions                                           18,045
------------------------------------------------------------------------
Total assets                                                  14,630,642
========================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                16,254
    Administrative charge                                          1,791
    Contract terminations                                             --
Payable
  for investments purchased                                       59,674
------------------------------------------------------------------------
Total liabilities                                                 77,719
------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     14,548,331
Net assets applicable to contracts in payment period                  --
Net assets applicable to seed money                                4,592
------------------------------------------------------------------------
Total net assets                                            $ 14,552,923
========================================================================
(1) Investment shares                                          1,443,742
(2) Investments, at cost                                    $ 14,728,895
------------------------------------------------------------------------

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                              AXP VP         AXP VP         AXP VP          AXP VP        AXP VP
YEAR ENDED DECEMBER 31, 2004                                CASH MGMT       DIV BOND      DIV EQ INC      EQ SELECT        GRO
INVESTMENT INCOME
Dividend income                                            $    219,227   $   1,336,319  $    227,472   $          --  $      2,350
Variable account expenses                                       424,024         480,559       189,410          18,686        10,650
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                (204,797)        855,760        38,062         (18,686)       (8,300)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                      38,868,508       4,692,195     2,795,581         386,480       253,339
    Cost of investments sold                                 38,868,545       4,742,348     2,446,400         391,301       284,111
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    (37)        (50,153)      349,181          (4,821)      (30,772)
Distributions from capital gains                                     --              --            --              --            --
Net change in unrealized appreciation or
  depreciation of investments                                        51         255,486     1,960,886         302,729        94,711
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                       14         205,333     2,310,067         297,908        63,939
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $   (204,783)  $   1,061,093  $  2,348,129   $     279,222  $     55,639
===================================================================================================================================

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                              AXP VP
                                                             HI YIELD        AXP VP         AXP VP         AXP VP          AXP VP
PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)                     BOND        INC OPP(1)     LG CAP EQ     LG CAP VAL(2)     MANAGED
INVESTMENT INCOME
Dividend income                                            $    720,171   $     621,511  $    231,159   $         404  $    274,834
Variable account expenses                                       154,156         108,906       323,484             217       170,197
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 566,015         512,605       (92,325)            187       104,637
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                       5,487,516          92,960     4,924,516           6,792     2,472,758
    Cost of investments sold                                  5,373,354          90,408     5,532,072           6,366     2,869,454
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                114,162           2,552      (607,556)            426      (396,696)
Distributions from capital gains                                     --          44,464            --              93            --
Net change in unrealized appreciation or
  depreciation of investments                                   151,959         750,183     3,538,033           3,476     1,195,677
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  266,121         797,199     2,930,477           3,995       798,981
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    832,136   $   1,309,804  $  2,838,152   $       4,182  $    903,618
===================================================================================================================================

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                                              AXP VP        AXP VP                        AXP VP
                                                              AXP VP          PTNRS         PTNRS          AXP VP         SHORT
PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)                   NEW DIM      SELECT VAL(2)   SM CAP VAL      S&P 500        DURATION
INVESTMENT INCOME
Dividend income                                            $    220,081   $          20  $      5,442   $    250,670   $    945,628
Variable account expenses                                       287,782              15       143,512        216,373        525,965
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (67,701)              5      (138,070)        34,297        419,663
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                       3,477,091              12     2,455,738      2,378,346     10,595,352
    Cost of investments sold                                  3,814,165              12     2,391,072      2,225,805     10,695,977
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments               (337,074)             --        64,666        152,541       (100,625)
Distributions from capital gains                                     --               2     1,669,168             --         10,394
Net change in unrealized appreciation or
  depreciation of investments                                   778,609             265       987,682      1,339,927       (536,484)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  441,535             267     2,721,516      1,492,468       (626,715)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    373,834   $         272  $  2,583,446   $  1,526,765   $   (207,052)
===================================================================================================================================

See accompanying notes to financial statements

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                              AXP VP         AXP VP         AXP VP                        AIM VI
                                                              SM CAP        STRATEGY         THDL          AXP VP       BASIC VAL,
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                       ADV            AGGR        EMER MKTS      THDL INTL        SER II
INVESTMENT INCOME
Dividend income                                            $           2  $         --   $    200,740   $     23,987   $         --
Variable account expenses                                         71,493        60,305         53,012         30,820        262,230
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (71,491)      (60,305)       147,728         (6,833)      (262,230)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                        1,367,953       754,050      1,135,403        444,535      1,648,324
    Cost of investments sold                                   1,127,873     1,386,275      1,120,967        685,813      1,553,190
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 240,080      (632,225)        14,436       (241,278)        95,134
Distributions from capital gains                                 229,381            --        148,471             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    377,797       996,700      1,279,045        565,912      2,571,220
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   847,258       364,475      1,441,952        324,634      2,666,354
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     775,767  $    304,170   $  1,589,680   $    317,801   $  2,404,124
===================================================================================================================================

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                              AIM VI         AIM VI         AIM VI         AIM VI         AIM VI
                                                            CAP APPR,      CAP APPR,       CAP DEV,       CAP DEV,       CORE EQ,
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                      SER I          SER II         SER I          SER II         SER I
INVESTMENT INCOME
Dividend income                                            $          --  $         --   $         --   $         --   $     48,743
Variable account expenses                                        266,821        15,955         37,490         20,862         74,077
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (266,821)      (15,955)       (37,490)       (20,862)       (25,334)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                        3,357,941       134,673        629,890        223,978        919,151
    Cost of investments sold                                   3,830,668       128,580        580,805        206,873      1,110,211
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (472,727)        6,093         49,085         17,105       (191,060)
Distributions from capital gains                                      --            --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  1,639,622        73,982        290,407        232,873        582,516
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 1,166,895        80,075        339,492        249,978        391,456
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     900,074  $     64,120   $    302,002   $    229,116   $    366,122
===================================================================================================================================

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                                                            AIM VI
                                                               AIM VI        AIM VI        MID CAP         AIM VI         AIM VI
                                                             DENT DEMO     INTL GRO,       CORE EQ,     PREMIER EQ,    PREMIER EQ,
PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)                 TRENDS, SER I     SER I        SER II(2)        SER I          SER II
INVESTMENT INCOME
Dividend income                                            $          --  $     16,483   $        834   $    169,251   $      1,086
Variable account expenses                                         14,925        38,468         20,675        521,169          3,622
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (14,925)      (21,985)       (19,841)      (351,918)        (2,536)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                          208,370       661,690        327,853      5,994,815         67,101
    Cost of investments sold                                     224,904       797,368        331,423      7,904,833         65,331
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (16,534)     (135,678)        (3,570)    (1,910,018)         1,770
Distributions from capital gains                                      --            --        169,693             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    108,673       698,666        105,899      3,744,608         14,988
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                    92,139       562,988        272,022      1,834,590         16,758
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $      77,214  $    541,003   $    252,181   $  1,482,672   $     14,222
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                              AB VP          AB VP          AB VP          AB VP         AB VP
                                                            GRO & INC,     INTL VAL,     LG CAP GRO,       GLOBAL     TOTAL RETURN,
PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)                     CL B         CL B(2)          CL B        TECH, CL B       CL B
INVESTMENT INCOME
Dividend income                                            $    209,726   $      6,122   $         --   $         --  $      24,990
Variable account expenses                                       362,531         78,257        177,066         90,746         14,323
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                (152,805)       (72,135)      (177,066)       (90,746)        10,667
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                       3,642,385      1,629,266      2,218,619      1,226,738        148,023
    Cost of investments sold                                  3,369,018      1,619,528      2,711,105      1,515,492        140,576
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                273,367          9,738       (492,486)      (288,754)         7,447
Distributions from capital gains                                     --          3,061             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                 2,683,430      2,088,141      1,516,297        586,624         64,163
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                2,956,797      2,100,940      1,023,811        297,870         71,610
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $  2,803,992   $  2,028,805   $    846,745   $    207,124  $      82,277
===================================================================================================================================

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                                                            AC VP
                                                              AB VP          AC VP        INFLATION        AC VP          AC VP
                                                            U.S. GOVT/     INC & GRO,       PROT,          INTL,          ULTRA,
PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)                 HI GR, CL B        CL I         CL II(2)       CL II(2)       CL II(2)
INVESTMENT INCOME
Dividend income                                            $    108,728   $     28,630   $    313,965   $         --   $         --
Variable account expenses                                        60,800         27,688        156,283            126         54,482
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  47,928            942        157,682           (126)       (54,482)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                         785,570        340,328      3,311,918            232        866,973
    Cost of investments sold                                    778,547        361,238      3,293,796            209        885,006
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                  7,023        (20,910)        18,122             23        (18,033)
Distributions from capital gains                                116,494             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (90,344)       229,202        432,359          3,190        826,332
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   33,173        208,292        450,481          3,213        808,299
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     81,101   $    209,234   $    608,163   $      3,087   $    753,817
===================================================================================================================================

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                                                                         COLONIAL
                                                              AC VP          AC VP        BARON CAP     SM CAP VAL,   COL HI YIELD,
PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)                  VAL, CL I     VAL, CL II(2)   ASSET, INS     VS CL B(2)     VS CL A
INVESTMENT INCOME
Dividend income                                            $     20,376   $         --   $         --   $        318  $      40,438
Variable account expenses                                        27,980            594         41,682            598          8,961
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (7,604)          (594)       (41,682)          (280)        31,477
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                         353,079          1,136        857,788          9,701         46,238
    Cost of investments sold                                    280,244          1,095        710,264          9,221         44,718
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 72,835             41        147,524            480          1,520
Distributions from capital gains                                 15,806             --             --          2,379             --
Net change in unrealized appreciation or
  depreciation of investments                                   156,461          9,836        469,805         10,908          9,991
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  245,102          9,877        617,329         13,767         11,511
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    237,498   $      9,283   $    575,647   $     13,487  $      42,988
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                                                           DREY IP        DREY IP        DREY SOC
                                                           COL HI YIELD,   CS MID-CAP    MIDCAP STOCK,   TECH GRO,       RESP GRO,
PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)                  VS CL B(2)        GRO         SERV CL(2)     SERV CL(2)      INIT CL
INVESTMENT INCOME
Dividend income                                            $     282,944  $         --   $          86  $         --   $      9,357
Variable account expenses                                         42,260         7,285             237        23,850         33,051
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  240,684        (7,285)           (151)      (23,850)       (23,694)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                          802,286       241,302          26,387       462,610        390,227
    Cost of investments sold                                     786,537       222,174          25,770       488,591        501,915
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                  15,749        19,128             617       (25,981)      (111,688)
Distributions from capital gains                                      --            --           1,166            --             --
Net change in unrealized appreciation or
  depreciation of investments                                    (48,883)       28,498           3,420       412,740        239,676
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   (33,134)       47,626           5,203       386,759        127,988
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     207,550  $     40,341   $       5,052  $    362,909   $    104,294
===================================================================================================================================

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                             DREY VIF       DREY VIF       DREY VIF       DREY VIF        EG VA
                                                              APPR,       DISC STOCK,     INTL VAL,     SM CO STOCK,    CORE BOND,
PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)                  SERV CL(2)      INIT CL       SERV CL(2)      INIT CL          CL 2
INVESTMENT INCOME
Dividend income                                            $      7,113   $      4,818   $        414   $         --   $    855,521
Variable account expenses                                         2,513          5,099            172            344        282,352
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                   4,600           (281)           242           (344)       573,169
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                           4,584        138,833          2,072          1,823      3,161,202
    Cost of investments sold                                      4,532        179,793          2,039          1,415      3,171,651
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     52        (40,960)            33            408        (10,449)
Distributions from capital gains                                     --             --            800          1,611        123,480
Net change in unrealized appreciation or
  depreciation of investments                                    19,766         64,460          2,805          2,198       (170,857)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   19,818         23,500          3,638          4,217        (57,826)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     24,418   $     23,219   $      3,880   $      3,873   $    515,343
===================================================================================================================================

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                                                                           EG VA          EG VA
                                                              EG VA          EG VA          EG VA       FUNDAMENTAL    FUNDAMENTAL
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                    BAL, CL 2      FUND, CL 1     FUND, CL 2    LG CAP, CL 1   LG CAP, CL 2
INVESTMENT INCOME
Dividend income                                            $     15,279   $      2,180   $     12,378   $     12,097   $    102,320
Variable account expenses                                        27,216         12,254         90,685         11,679        122,764
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (11,937)       (10,074)       (78,307)           418        (20,444)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                         245,783        119,102        864,045        198,490        942,420
    Cost of investments sold                                    239,116        112,639        831,235        181,988        907,707
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                  6,667          6,463         32,810         16,502         34,713
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    97,923         71,898        501,653         56,825        738,289
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  104,590         78,361        534,463         73,327        773,002
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     92,653   $     68,287   $    456,156   $     73,745   $    752,558
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                                                            EG VA          EG VA
                                                              EG VA          EG VA         INTL EQ,       INTL EQ,        EG VA
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                    GRO, CL 2     HI INC, CL 2       CL 1           CL 2       OMEGA, CL 1
INVESTMENT INCOME
Dividend income                                            $         --   $    770,631   $     22,697   $    143,228   $         --
Variable account expenses                                        50,513        152,426         20,340        160,798         60,179
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (50,513)       618,205          2,357        (17,570)       (60,179)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                         480,361      1,698,596        220,530      1,565,059        673,289
    Cost of investments sold                                    445,475      1,678,054        205,938      1,413,341        661,733
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 34,886         20,542         14,592        151,718         11,556
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   471,725        166,857        289,820      1,923,402        315,778
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  506,611        187,399        304,412      2,075,120        327,334
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    456,098   $    805,604   $    306,769   $  2,057,550   $    267,155
===================================================================================================================================

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                              EG VA          EG VA          EG VA          EG VA          EG VA
                                                              OMEGA,        SPECIAL        SPECIAL        SPECIAL       STRATEGIC
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                       CL 2         EQ, CL 2      VAL, CL 1      VAL, CL 2      INC, CL 1
INVESTMENT INCOME
Dividend income                                            $         --   $         --   $     94,376   $    122,142   $    257,969
Variable account expenses                                       174,148         33,719        112,738        176,438         67,249
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                (174,148)       (33,719)       (18,362)       (54,296)       190,720
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                       1,561,414        372,444        902,414      1,323,883      1,506,162
    Cost of investments sold                                  1,504,648        362,094        752,465      1,170,582      1,435,751
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 56,766         10,350        149,949        153,301         70,411
Distributions from capital gains                                     --             --         76,698        126,247         50,815
Net change in unrealized appreciation or
  depreciation of investments                                 1,025,633        286,706      1,429,864      2,181,246         69,366
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                1,082,399        297,056      1,656,511      2,460,794        190,592
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    908,251   $    263,337   $  1,638,149   $  2,406,498   $    381,312
===================================================================================================================================

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                              EG VA         FID VIP        FID VIP        FID VIP        FID VIP
                                                            STRATEGIC         BAL,           BAL,       CONTRAFUND,    CONTRAFUND,
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                    INC, CL 2       SERV CL       SERV CL 2       SERV CL       SERV CL 2
INVESTMENT INCOME
Dividend income                                            $  1,052,165   $     11,063   $      3,258   $     36,895   $     62,679
Variable account expenses                                       226,414          6,742          3,507        186,661        670,200
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 825,751          4,321           (249)      (149,766)      (607,521)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                       3,126,272         90,738         17,443      1,271,707      3,922,072
    Cost of investments sold                                  3,107,258         86,607         17,172      1,070,536      3,776,156
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 19,014          4,131            271        201,171        145,916
Distributions from capital gains                                214,164             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   426,005         13,743          7,731      1,990,387      8,203,794
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  659,183         17,874          8,002      2,191,558      8,349,710
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $  1,484,934   $     22,195   $      7,753   $  2,041,792   $  7,742,189
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                             FID VIP        FID VIP        FID VIP        FID VIP        FID VIP
                                                            DYN APPR,      GRO & INC,     GRO & INC,        GRO,           GRO,
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                    SERV CL 2       SERV CL       SERV CL 2       SERV CL       SERV CL 2
INVESTMENT INCOME
Dividend income                                            $         --   $     54,176   $      3,330   $        448   $      3,971
Variable account expenses                                        18,487        104,470         10,651          3,122         60,563
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (18,487)       (50,294)        (7,321)        (2,674)       (56,592)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                         202,466      1,192,105         53,277        100,454        706,423
    Cost of investments sold                                    184,052      1,169,342         52,053        128,210        670,865
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 18,414         22,763          1,224        (27,756)        35,558
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    (4,057)       300,321         36,384         31,914        101,360
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   14,357        323,084         37,608          4,158        136,918
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     (4,130)  $    272,790   $     30,287   $      1,484   $     80,326
===================================================================================================================================

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                             FID VIP        FID VIP        FID VIP        FID VIP        FID VIP
                                                             HI INC,        HI INC,       INVEST GR,      MID CAP,       MID CAP,
PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)                   SERV CL       SERV CL 2     SERV CL 2(2)     SERV CL       SERV CL 2
INVESTMENT INCOME
Dividend income                                            $    377,467   $    176,630   $         --   $         --   $         --
Variable account expenses                                        56,515         31,945         60,696        440,583        425,177
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 320,952        144,685        (60,696)      (440,583)      (425,177)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                       1,048,506        386,223      1,221,219      5,448,526      3,061,280
    Cost of investments sold                                    990,362        373,229      1,205,821      4,117,218      2,544,088
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 58,144         12,994         15,398      1,331,308        517,192
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (31,302)        11,646        208,600      5,980,074      6,978,753
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   26,842         24,640        223,998      7,311,382      7,495,945
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    347,794   $    169,325   $    163,302   $  6,870,799   $  7,070,768
===================================================================================================================================

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                             FID VIP        FID VIP         FTVIPT         FTVIPT        FTVIPT
                                                            OVERSEAS,      OVERSEAS,      FRANK INC      FRANK REAL   FRANK RISING
PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)                   SERV CL       SERV CL 2      SEC, CL 2      EST, CL 2    DIVD, CL 2(2)
INVESTMENT INCOME
Dividend income                                            $     15,221   $      7,579   $    568,852   $    204,929  $         159
Variable account expenses                                        23,287         86,368        271,887        160,724          2,036
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (8,066)       (78,789)       296,965         44,205         (1,877)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                         556,257      1,526,892      1,719,906      2,482,989          9,750
    Cost of investments sold                                    510,615      1,557,499      1,550,351      1,955,945          9,405
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 45,642        (30,607)       169,555        527,044            345
Distributions from capital gains                                     --             --             --         15,477            313
Net change in unrealized appreciation or
  depreciation of investments                                   113,927      1,769,208      2,053,137      2,512,678         24,422
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  159,569      1,738,601      2,222,692      3,055,199         25,080
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    151,503   $  1,659,812   $  2,519,657   $  3,099,404  $      23,203
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                                                            FTVIPT         FTVIPT
                                                           FTVIPT FRANK      FTVIPT         MUTUAL        TEMP DEV        FTVIPT
                                                            SM MID CAP      FRANK SM     SHARES SEC,     MKTS SEC,       TEMP FOR
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                    GRO, CL 2     CAP VAL, CL 2      CL 2           CL 2        SEC, CL 2
INVESTMENT INCOME
Dividend income                                            $         --   $      14,914  $    873,836   $     14,510   $    206,685
Variable account expenses                                       316,627         108,850     1,487,603         10,275        244,732
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                (316,627)        (93,936)     (613,767)         4,235        (38,047)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                       2,642,752         679,927     6,912,605        176,853      3,037,666
    Cost of investments sold                                  2,561,488         577,742     6,293,849        139,929      2,757,545
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 81,264         102,185       618,756         36,924        280,121
Distributions from capital gains                                     --              --            --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                 2,518,909       1,719,438    12,469,100        142,118      2,920,374
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                2,600,173       1,821,623    13,087,856        179,042      3,200,495
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $  2,283,546   $   1,727,687  $ 12,474,089   $    183,277   $  3,162,448
===================================================================================================================================

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                              FTVIPT         FTVIPT                        GS VIT
                                                           TEMP GLOBAL      TEMP GRO        GS VIT          CORE          GS VIT
PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)                 INC, CL 2(2)   SEC, CL 2(2)     CAP GRO        U.S. EQ        INTL EQ
INVESTMENT INCOME
Dividend income                                            $    157,721   $       2,305  $      9,206   $    102,241   $      7,160
Variable account expenses                                        64,399           8,049        20,185        121,919         10,049
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  93,322          (5,744)      (10,979)       (19,678)        (2,889)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                       1,302,940          88,812       250,880      1,028,768        141,957
    Cost of investments sold                                  1,353,369          87,163       265,914        994,573        148,126
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (50,429)          1,649       (15,034)        34,195         (6,169)
Distributions from capital gains                                     --              --            --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                 1,139,567         133,447       123,296      1,106,235         74,945
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                1,089,138         135,096       108,262      1,140,430         68,776
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $  1,182,460   $     129,352  $     97,283   $  1,120,752   $     65,887
===================================================================================================================================

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                              GS VIT         JANUS       JANUS ASPEN    JANUS ASPEN       JANUS
                                                             MID CAP         ASPEN       GLOBAL TECH,      LG CAP       ASPEN INTL
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                       VAL         BAL, INST         SERV        GRO, SERV      GRO, SERV
INVESTMENT INCOME
Dividend income                                            $    141,617   $     236,941  $         --   $         --   $     34,703
Variable account expenses                                       235,401         153,021        17,151         76,107         59,574
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (93,784)         83,920       (17,151)       (76,107)       (24,871)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                       2,490,716       1,853,448       584,491      1,248,526      4,911,355
    Cost of investments sold                                  2,164,115       1,912,555       847,159      1,794,795      4,433,937
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                326,601         (59,107)     (262,668)      (546,269)       477,418
Distributions from capital gains                              2,273,602              --            --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                 1,583,418         690,583       228,642        719,200        184,053
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                4,183,621         631,476       (34,026)       172,931        661,471
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $  4,089,837   $     715,396  $    (51,177)  $     96,824   $    636,600
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                           JANUS ASPEN    JANUS ASPEN      JPM U.S.                       LAZARD
                                                             MID CAP       WORLD GRO,       LG CAP         LAZARD         RETIRE
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                    GRO, SERV         INST         CORE EQ       RETIRE EQ       INTL EQ
INVESTMENT INCOME
Dividend income                                            $         --   $     42,077   $     14,901   $      2,739   $      2,415
Variable account expenses                                        35,018         60,321         27,620          6,588          7,418
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (35,018)       (18,244)       (12,719)        (3,849)        (5,003)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                         425,399        793,992        523,162         93,032         53,120
    Cost of investments sold                                    659,061      1,149,718        532,295         83,047         44,293
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments               (233,662)      (355,726)        (9,133)         9,985          8,827
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   667,966        494,200        147,378         37,116         59,044
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  434,304        138,474        138,245         47,101         67,871
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    399,286   $    120,230   $    125,526   $     43,252   $     62,868
===================================================================================================================================

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                            LIB ASSET                    LIB FEDERAL     LIB SM CO       MFS INV
                                                            ALLOC VS,        LIB EQ        SEC VS,        GRO VS,       GRO STOCK,
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                       CL A         VS, CL A         CL A           CL A         SERV CL
INVESTMENT INCOME
Dividend income                                            $     20,481   $      8,244   $     99,646   $         --   $         --
Variable account expenses                                        10,272         13,952         24,335          2,948         68,638
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  10,209         (5,708)        75,311         (2,948)       (68,638)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                         135,282        125,269        346,179         10,477        562,892
    Cost of investments sold                                    112,268        119,259        347,676          6,755        598,791
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 23,014          6,010         (1,497)         3,722        (35,899)
Distributions from capital gains                                     --             --          2,406             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    35,240         70,731        (21,658)        23,280        510,669
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   58,254         76,741        (20,749)        27,002        474,770
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     68,463   $     71,033   $     54,562   $     24,054   $    406,132
===================================================================================================================================

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                               MFS            MFS            MFS            MFS            MFS
                                                            INV TRUST,     INV TRUST,      NEW DIS,       NEW DIS,      RESEARCH,
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                     INIT CL        SERV CL        INIT CL        SERV CL        INIT CL
INVESTMENT INCOME
Dividend income                                            $     36,432   $      3,225   $         --   $         --   $     43,013
Variable account expenses                                        82,617          9,841         62,277         58,778         56,126
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (46,185)        (6,616)       (62,277)       (58,778)       (13,113)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                         828,011        122,992      2,549,475        673,286      1,639,385
    Cost of investments sold                                    860,369        119,362      2,602,004        642,617      1,956,948
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (32,358)         3,630        (52,529)        30,669       (317,563)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   656,705         79,439        287,916        243,882        785,763
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  624,347         83,069        235,387        274,551        468,200
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    578,162   $     76,453   $    173,110   $    215,773   $    455,087
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                               MFS            MFS            MFS            MFS
                                                           TOTAL RETURN,  TOTAL RETURN,   UTILITIES,     UTILITIES,
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                     INIT CL        SERV CL        INIT CL        SERV CL        OPCAP EQ
INVESTMENT INCOME
Dividend income                                            $       2,795  $   1,047,623  $     155,658  $     30,383   $     14,351
Variable account expenses                                          2,093        919,846        153,700        30,356         20,456
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      702        127,777          1,958            27         (6,105)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                            9,115      5,860,596      1,994,174       427,398        244,250
    Cost of investments sold                                       8,501      5,443,339      2,226,459       404,219        258,136
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     614        417,257       (232,285)       23,179        (13,886)
Distributions from capital gains                                      --             --             --            --             --
Net change in unrealized appreciation or
  depreciation of investments                                     15,484      6,273,385      2,960,590       559,001        160,982
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                    16,098      6,690,642      2,728,305       582,180        147,096
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $      16,800  $   6,818,419  $   2,730,263  $    582,207   $    140,991
===================================================================================================================================

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                                                                           OPPEN          OPPEN
                                                              OPCAP          OPCAP          OPCAP           CAP          CAP APPR
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                     MANAGED         SM CAP      U.S. GOVT INC    APPR VA        VA, SERV
INVESTMENT INCOME
Dividend income                                            $      93,725  $       1,432  $     151,958  $     18,029   $     15,227
Variable account expenses                                         85,529         41,487         71,031        76,478        168,589
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    8,196        (40,055)        80,927       (58,449)      (153,362)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                        1,139,103        652,782      1,129,294     1,080,563      1,651,400
    Cost of investments sold                                   1,102,343        501,459      1,116,744     1,267,889      1,636,730
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                  36,760        151,323         12,550      (187,326)        14,670
Distributions from capital gains                                      --             --         59,267            --             --
Net change in unrealized appreciation or
  depreciation of investments                                    480,646        328,503       (158,702)      509,056      1,293,882
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   517,406        479,826        (86,885)      321,730      1,308,552
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     525,602  $     439,771  $      (5,958) $    263,281   $  1,155,190
===================================================================================================================================

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                              OPPEN          OPPEN                         OPPEN
                                                              GLOBAL       GLOBAL SEC       OPPEN          HI INC         OPPEN
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                      SEC VA        VA, SERV      HI INC VA       VA, SERV      MAIN ST VA
INVESTMENT INCOME
Dividend income                                            $       3,950  $      77,511  $     196,819  $    298,861   $      4,294
Variable account expenses                                          4,361        112,025         43,524        68,864          7,019
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     (411)       (34,514)       153,295       229,997         (2,725)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                            8,907      1,214,694        489,291       492,473         23,579
    Cost of investments sold                                       9,738      1,114,419        564,143       475,617         26,535
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    (831)       100,275        (74,852)       16,856         (2,956)
Distributions from capital gains                                      --             --             --            --             --
Net change in unrealized appreciation or
  depreciation of investments                                     52,602      1,411,737        142,604       135,504         43,730
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                    51,771      1,512,012         67,752       152,360         40,774
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $      51,360  $   1,477,498  $     221,047  $    382,357   $     38,049
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                           OPPEN MAIN ST     OPPEN          OPPEN          PUT VT         PUT VT
                                                            SM CAP VA,     STRATEGIC      STRATEGIC       DIV INC,       DIV INC,
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                       SERV         BOND VA      BOND VA, SERV     CL IA          CL IB
INVESTMENT INCOME
Dividend income                                            $          --  $     21,639   $   1,118,800  $     509,895  $    289,818
Variable account expenses                                         90,056         5,313         457,979         74,599        43,153
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (90,056)       16,326         660,821        435,296       246,665
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                          790,803        71,948       4,067,904      1,157,995       488,440
    Cost of investments sold                                     698,798        69,844       4,030,617      1,261,789       514,440
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                  92,005         2,104          37,287       (103,794)      (26,000)
Distributions from capital gains                                      --            --              --             --            --
Net change in unrealized appreciation or
  depreciation of investments                                  1,171,780         8,212       2,077,340         73,265         2,865
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 1,263,785        10,316       2,114,627        (30,529)      (23,135)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $   1,173,729  $     26,642   $   2,775,448  $     404,767  $    223,530
===================================================================================================================================

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                              PUT VT         PUT VT         PUT VT      PUT VT HEALTH     PUT VT
                                                            GLOBAL EQ,     GRO & INC,     GRO & INC,      SCIENCES,      HI YIELD,
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                      CL IA          CL IA          CL IB           Cl IB         Cl IA
INVESTMENT INCOME
Dividend income                                            $      39,600  $    195,574   $     211,882  $       3,597  $    198,102
Variable account expenses                                         23,932       150,262         174,118         30,458        32,472
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                   15,668        45,312          37,764        (26,861)      165,630
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                          409,330     2,123,287       1,828,888        300,507       464,878
    Cost of investments sold                                     693,846     2,231,478       1,817,121        284,386       608,356
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (284,516)     (108,191)         11,767         16,121      (143,478)
Distributions from capital gains                                      --            --              --             --            --
Net change in unrealized appreciation or
  depreciation of investments                                    456,331     1,038,599       1,173,164        141,159       185,049
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   171,815       930,408       1,184,931        157,280        41,571
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     187,483  $    975,720   $   1,222,695  $     130,419  $    207,201
===================================================================================================================================

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                              PUT VT                        PUT VT         PUT VT         PUT VT
                                                            HI YIELD,        PUT VT        INTL EQ,      INTL GRO &      INTL NEW
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                      CL IB        INC, CL IB       CL IB        INC, CL IB     OPP, CL IB
INVESTMENT INCOME
Dividend income                                            $     123,202  $      7,678   $     335,062  $          93  $     29,209
Variable account expenses                                         20,718         2,957         315,704            104        27,570
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  102,484         4,721          19,358            (11)        1,639
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                          217,466        93,420       2,908,892          2,202     2,117,077
    Cost of investments sold                                     260,597        90,465       2,967,011          2,133     1,871,340
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (43,131)        2,955         (58,119)            69       245,737
Distributions from capital gains                                      --            --              --             --            --
Net change in unrealized appreciation or
  depreciation of investments                                     67,270        (1,825)      3,328,319          1,245       (19,854)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                    24,139         1,130       3,270,200          1,314       225,883
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     126,623  $      5,851   $   3,289,558  $       1,303  $    227,522
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                              PUT VT         PUT VT         PUT VT         PUT VT         PUT VT
                                                             NEW OPP,      RESEARCH,        SM CAP         VISTA,        VOYAGER,
PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)                    CI IA          CL IB       VAL, CL IB(2)     CL IB          CL IA
INVESTMENT INCOME
Dividend income                                            $         --   $         --   $          --  $         --   $      4,879
Variable account expenses                                        76,576          4,458             395       175,576         14,404
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (76,576)        (4,458)           (395)     (175,576)        (9,525)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                         970,502         43,825          16,425     2,213,081        228,069
    Cost of investments sold                                  1,309,566         37,970          16,066     2,859,628        374,731
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments               (339,064)         5,855             359      (646,547)      (146,662)
Distributions from capital gains                                     --             --              --            --             --
Net change in unrealized appreciation or
  depreciation of investments                                   870,718         24,478          10,026     2,890,844        190,081
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  531,654         30,333          10,385     2,244,297         43,419
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    455,078   $     25,875   $       9,990  $  2,068,721   $     33,894
===================================================================================================================================

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                              PUT VT
                                                             VOYAGER,        ROYCE          ROYCE         STI CVT        STI CVT
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                      CL IB        MICRO-CAP        SM-CAP        CAP APPR      GRO & INC
INVESTMENT INCOME
Dividend income                                            $     10,367   $         --   $          --  $      3,712   $      3,834
Variable account expenses                                        56,434         62,675          52,537        16,514          5,852
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (46,067)       (62,675)        (52,537)      (12,802)        (2,018)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                         811,864        699,675         632,592       152,507         57,896
    Cost of investments sold                                  1,492,731        592,416         521,142       145,503         51,419
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments               (680,867)       107,259         111,450         7,004          6,477
Distributions from capital gains                                     --        351,276         194,553            --             --
Net change in unrealized appreciation or
  depreciation of investments                                   852,260        107,995         473,023       112,009         51,027
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  171,393        566,530         779,026       119,013         57,504
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    125,326   $    503,855   $     726,489  $    106,211   $     55,486
===================================================================================================================================

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                                            STI CVT                       STI CVT        STI CVT
                                                             STI CVT         INVEST        STI CVT         SM CAP        VAL INC
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                     INTL EQ        GR BOND       MID-CAP EQ       VAL EQ         STOCK
INVESTMENT INCOME
Dividend income                                            $        593   $     15,297   $       1,022  $      2,198   $      8,105
Variable account expenses                                           449          6,641           1,922        11,738          7,611
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     144          8,656            (900)       (9,540)           494
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                           1,733         16,040          31,719       186,311         47,774
    Cost of investments sold                                      1,452         16,166          27,997       172,777         44,176
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    281           (126)          3,722        13,534          3,598
Distributions from capital gains                                     --             --              --            --             --
Net change in unrealized appreciation or
  depreciation of investments                                     5,433          4,968          22,080       252,319         65,822
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                    5,714          4,842          25,802       265,853         69,420
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $      5,858   $     13,498   $      24,902  $    256,313   $     69,914
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                                            VANK LIT       VANK LIT       VANK UIF      VANK UIF
                                                            THIRD AVE      COMSTOCK,      GRO & INC,     U.S. REAL     U.S. REAL
PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)                     VAL           CL II          CL II        EST, CL I    EST, CL II(2)
INVESTMENT INCOME
Dividend income                                            $     26,012   $     54,627   $     24,777   $     25,078  $       3,763
Variable account expenses                                        74,281        308,953         54,943         20,063          8,132
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (48,269)      (254,326)       (30,166)         5,015         (4,369)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                       1,277,795      3,395,755        476,821        155,466        275,778
    Cost of investments sold                                  1,026,131      3,319,169        440,002        137,693        260,706
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                251,664         76,586         36,819         17,773         15,072
Distributions from capital gains                                 49,783             --             --         29,194          4,435
Net change in unrealized appreciation or
  depreciation of investments                                   520,065      4,848,094        551,429        426,353        232,060
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  821,512      4,924,680        588,248        473,320        251,567
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    773,243   $  4,670,354   $    558,082   $    478,335  $     247,198
===================================================================================================================================

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                                                                                         WF ADV
                                                              WANGER         WANGER         WF ADV         WF ADV         C&B
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                   INTL SM CAP     U.S. SM CO    ASSET ALLOC       EQ INC      LG CAP VAL
INVESTMENT INCOME
Dividend income                                            $      8,465   $         --   $    673,967   $    284,482  $      71,678
Variable account expenses                                        82,963         72,905        468,842        251,061         63,672
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (74,498)       (72,905)       205,125         33,421          8,006
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                       7,989,818      1,169,361      4,305,596      2,599,811        623,652
    Cost of investments sold                                  6,958,722      1,110,580      4,390,272      2,517,642        606,205
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments              1,031,096         58,781        (84,676)        82,169         17,447
Distributions from capital gains                                     --             --      1,056,487             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   984,322      1,293,277      1,246,409      1,629,422        381,279
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                2,015,418      1,352,058      2,218,220      1,711,591        398,726
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $  1,940,920   $  1,279,153   $  2,423,345   $  1,745,012  $     406,732
===================================================================================================================================

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                              WF ADV         WF ADV         WF ADV         WF ADV        WF ADV
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                    LG CO CORE     INTL CORE      LG CO GRO      MONEY MKT     SM CAP GRO
INVESTMENT INCOME
Dividend income                                            $         --   $      5,430   $         --   $     88,311  $          --
Variable account expenses                                        31,299         34,286        492,042        184,997         86,191
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (31,299)       (28,856)      (492,042)       (96,686)       (86,191)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                         337,693        388,563      4,614,294      7,985,121        809,004
    Cost of investments sold                                    391,204        374,402      5,630,137      8,002,898      1,185,469
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (53,511)        14,161     (1,015,843)       (17,777)      (376,465)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   231,608        216,097      2,223,117         17,028      1,152,526
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  178,097        230,258      1,207,274           (749)       776,061
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    146,798   $    201,402   $    715,232   $    (97,435) $     689,870
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENT OF OPERATIONS

                                                            SEGREGATED
                                                               ASSET
                                                            SUBACCOUNT
                                                           ------------
                                                              WF ADV
                                                           TOTAL RETURN
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                       BOND
INVESTMENT INCOME
Dividend income                                            $    385,017
Variable account expenses                                       164,995
-----------------------------------------------------------------------
Investment income (loss) -- net                                 220,022
=======================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                       1,392,995
    Cost of investments sold                                  1,392,542
-----------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    453
Distributions from capital gains                                702,413
Net change in unrealized appreciation or
  depreciation of investments                                  (578,412)
-----------------------------------------------------------------------
Net gain (loss) on investments                                  124,454
-----------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    344,476
=======================================================================

(1)  For the period June 1, 2004 (commencement of operations) to Dec. 31, 2004.

(2)  For the period April 30, 2004 (commencement of operations) to Dec. 31,
     2004.

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                              AXP VP         AXP VP         AXP VP         AXP VP         AXP VP
YEAR ENDED DECEMBER 31, 2004                                CASH MGMT       DIV BOND      DIV EQ INC     EQ SELECT         GRO
OPERATIONS
Investment income (loss) -- net                            $   (204,797)  $    855,760   $     38,062   $    (18,686)  $     (8,300)
Net realized gain (loss) on sales of investments                    (37)       (50,153)       349,181         (4,821)       (30,772)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        51        255,486      1,960,886        302,729         94,711
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (204,783)     1,061,093      2,348,129        279,222         55,639
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    6,524,117     17,502,898      3,751,987      3,187,909         49,559
Net transfers(1)                                               (222,409)     3,854,604      2,554,364          1,287        (41,738)
Adjustments to net assets allocated to
  contracts in payout period                                     (5,128)        (1,028)            --             --             --
Contract terminations:
    Surrender benefits and contract charges                  (5,911,185)    (2,320,606)      (767,156)       (21,007)       (41,187)
    Death benefits                                             (403,962)      (274,283)       (39,568)       (21,455)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  (18,567)    18,761,585      5,499,627      3,146,734        (33,366)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              29,987,504     20,544,228      9,463,907        165,615        777,551
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 29,764,154   $ 40,366,906   $ 17,311,663   $  3,591,571   $    799,824
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       27,952,696     15,697,116      8,086,014        139,121      1,425,864
Contract purchase payments                                    6,454,638     14,653,951      3,001,439      2,825,013         68,614
Net transfers(1)                                               (808,644)     3,272,768      2,071,022          3,300         38,908
Contract terminations:
    Surrender benefits and contract charges                  (5,542,841)    (1,692,681)      (623,534)       (18,137)       (83,355)
    Death benefits                                             (383,049)      (193,916)       (31,119)       (17,809)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             27,672,800     31,737,238     12,503,822      2,931,488      1,450,031
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                              AXP VP
                                                             HI YIELD        AXP VP         AXP VP         AXP VP         AXP VP
PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)                     BOND        INC OPP(2)     LG CAP EQ     LG CAP VAL(3)    MANAGED
OPERATIONS
Investment income (loss) -- net                            $    566,015   $    512,605   $    (92,325)  $         187  $    104,637
Net realized gain (loss) on sales of investments                114,162          2,552       (607,556)            426      (396,696)
Distributions from capital gains                                     --         44,464             --              93            --
Net change in unrealized appreciation or
  depreciation of investments                                   151,959        750,183      3,538,033           3,476     1,195,677
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     832,136      1,309,804      2,838,152           4,182       903,618
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    4,711,628     15,080,615     38,735,283          44,432       549,422
Net transfers(1)                                                553,306             --      5,285,295              --        99,501
Adjustments to net assets allocated to
  contracts in payout period                                         --             --           (421)             --          (833)
Contract terminations:
    Surrender benefits and contract charges                    (823,275)            --     (1,542,322)            (80)   (1,503,386)
    Death benefits                                              (19,219)            --       (148,680)             --      (136,129)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                4,422,440     15,080,615     42,329,155          44,352      (991,425)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              10,237,378             --      7,907,275              --    11,978,024
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 15,491,954   $ 16,390,419   $ 53,074,582   $      48,534  $ 11,890,217
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        9,802,122             --      6,065,392              --     8,383,367
Contract purchase payments                                    4,427,272     15,060,228     45,188,394          43,253       625,802
Net transfers(1)                                                173,984             --      7,308,465              --       249,281
Contract terminations:
    Surrender benefits and contract charges                    (755,421)            --     (1,317,604)            (77)     (940,473)
    Death benefits                                              (17,151)            --       (175,089)             --       (74,106)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             13,630,806     15,060,228     57,069,558          43,176     8,243,871
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                                             AXP VP         AXP VP                        AXP VP
                                                              AXP VP         PTNRS          PTNRS          AXP VP         SHORT
PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)                   NEW DIM      SELECT VAL(3)   SM CAP VAL      S&P 500        DURATION
OPERATIONS
Investment income (loss) -- net                            $    (67,701)  $           5  $   (138,070)  $     34,297   $    419,663
Net realized gain (loss) on sales of investments               (337,074)             --        64,666        152,541       (100,625)
Distributions from capital gains                                     --               2     1,669,168             --         10,394
Net change in unrealized appreciation or
  depreciation of investments                                   778,609             265       987,682      1,339,927       (536,484)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     373,834             272     2,583,446      1,526,765       (207,052)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    3,251,421           2,500    19,936,300      3,932,745      5,697,204
Net transfers(1)                                                790,038              --       339,000      1,354,399     (1,097,306)
Adjustments to net assets allocated to
  contracts in payout period                                     (5,938)             --            --         (4,684)            --
Contract terminations:
    Surrender benefits and contract charges                  (1,349,700)             --      (273,027)      (780,943)    (1,959,266)
    Death benefits                                             (363,958)             --       (65,275)      (463,360)      (840,733)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                2,321,863           2,500    19,936,998      4,038,157      1,799,899
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              19,303,797              --     2,172,458     13,890,080     37,273,180
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 21,999,494   $       2,772  $ 24,692,902   $ 19,455,002   $ 38,866,027
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       23,456,479              --     1,963,132     17,072,894     32,487,130
Contract purchase payments                                    4,264,237           1,504    17,584,349      3,829,410      5,157,466
Net transfers(1)                                                989,468              --       282,009      1,441,643       (864,872)
Contract terminations:
    Surrender benefits and contract charges                  (1,635,962)             --      (236,885)      (962,261)    (1,699,317)
    Death benefits                                             (469,228)             --       (50,719)      (493,219)      (773,565)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             26,604,994           1,504    19,541,886     20,888,467     34,306,842
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                              AXP VP         AXP VP         AXP VP                        AIM VI
                                                              SM CAP        STRATEGY         THDL          AXP VP       BASIC VAL,
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                       ADV            AGGR        EMER MKTS      THDL INTL        SER II
OPERATIONS
Investment income (loss) -- net                            $    (71,491)  $    (60,305)  $    147,728   $     (6,833)  $   (262,230)
Net realized gain (loss) on sales of investments                240,080       (632,225)        14,436       (241,278)        95,134
Distributions from capital gains                                229,381             --        148,471             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   377,797        996,700      1,279,045        565,912      2,571,220
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     775,767        304,170      1,589,680        317,801      2,404,124
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      237,276          8,832      9,915,940        287,486     17,833,692
Net transfers(1)                                                233,870         47,604       (410,393)       (97,663)     2,290,889
Adjustments to net assets allocated to
  contracts in payout period                                         --           (260)            --           (202)            --
Contract terminations:
    Surrender benefits and contract charges                    (410,981)      (663,031)       (63,621)      (286,405)      (626,889)
    Death benefits                                              (44,297)       (17,943)       (23,886)       (14,488)       (18,499)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   15,868       (624,798)     9,418,040       (111,272)    19,479,193
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               4,704,054      4,635,444         70,648      2,308,550     10,211,561
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  5,495,689   $  4,314,816   $ 11,078,368   $  2,515,079   $ 32,094,878
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        4,454,500      3,701,263         60,573      2,079,694      9,588,573
Contract purchase payments                                      215,787          7,208      9,788,975        252,344     16,154,989
Net transfers(1)                                                207,588         40,342       (379,105)       (85,564)     2,018,653
Contract terminations:
    Surrender benefits and contract charges                    (365,558)      (540,739)       (59,972)      (250,494)      (559,594)
    Death benefits                                              (38,538)       (14,559)       (24,680)       (12,505)       (16,403)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              4,473,779      3,193,515      9,385,791      1,983,475     27,186,218
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                              AIM VI         AIM VI         AIM VI         AIM VI         AIM VI
                                                            CAP APPR,      CAP APPR,       CAP DEV,       CAP DEV,       CORE EQ,
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                      SER I          SER II         SER I          SER II         SER I
OPERATIONS
Investment income (loss) -- net                            $   (266,821)  $    (15,955)  $    (37,490)  $    (20,862)  $    (25,334)
Net realized gain (loss) on sales of investments               (472,727)         6,093         49,085         17,105       (191,060)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                 1,639,622         73,982        290,407        232,873        582,516
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     900,074         64,120        302,002        229,116        366,122
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      519,523        491,640         43,661        629,646         18,495
Net transfers(1)                                               (180,964)       197,343        (70,762)       426,583       (126,744)
Adjustments to net assets allocated to
  contracts in payout period                                         --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                  (1,129,091)       (65,248)      (207,169)       (14,754)      (660,289)
    Death benefits                                             (341,852)            --       (154,837)            --        (51,812)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               (1,132,384)       623,735       (389,107)     1,041,475       (820,350)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              19,436,694        678,329      2,553,614      1,019,683      5,524,097
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 19,204,384   $  1,366,184   $  2,466,509   $  2,290,274   $  5,069,869
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       30,258,022        617,061      2,561,973        946,588      4,902,906
Contract purchase payments                                      879,501        480,343         45,709        520,639         16,217
Net transfers(1)                                               (423,957)       165,221        (75,953)       359,434       (109,103)
Contract terminations:
    Surrender benefits and contract charges                  (1,824,638)       (56,121)      (211,667)       (13,077)      (577,133)
    Death benefits                                             (573,204)            --       (173,915)            --        (45,156)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             28,315,724      1,206,504      2,146,147      1,813,584      4,187,731
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                                                           AIM VI
                                                              AIM VI         AIM VI        MID CAP         AIM VI         AIM VI
                                                            DENT DEMO      INTL GRO,       CORE EQ,     PREMIER EQ,    PREMIER EQ,
PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)                 TRENDS, SER I     SER I        SER II(3)        SER I          SER II
OPERATIONS
Investment income (loss) -- net                            $     (14,925) $    (21,985)  $    (19,841)  $   (351,918)  $     (2,536)
Net realized gain (loss) on sales of investments                 (16,534)     (135,678)        (3,570)    (1,910,018)         1,770
Distributions from capital gains                                      --            --        169,693             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    108,673       698,666        105,899      3,744,608         14,988
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       77,214       541,003        252,181      1,482,672         14,222
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                           784         7,188      4,042,133        150,539        125,887
Net transfers(1)                                                 (42,349)     (150,101)        39,419     (1,689,036)        86,340
Adjustments to net assets allocated to
  contracts in payout period                                          --            --             --         (6,024)            --
Contract terminations:
    Surrender benefits and contract charges                      (33,743)     (409,163)       (26,549)    (2,204,516)       (32,503)
    Death benefits                                               (87,429)      (20,348)        (1,542)      (833,196)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  (162,737)     (572,424)     4,053,461     (4,582,233)       179,724
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                1,278,334     2,822,576             --     40,401,913        155,413
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $   1,192,811  $  2,791,155   $  4,305,642   $ 37,302,352   $    349,359
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                         2,418,504     2,748,442             --     58,295,203        160,485
Contract purchase payments                                         1,774         6,604      3,986,787        238,709        122,725
Net transfers(1)                                                 (85,426)     (137,855)        39,746     (2,543,123)        83,732
Contract terminations:
    Surrender benefits and contract charges                      (62,610)     (375,444)       (24,167)    (3,028,382)       (27,115)
    Death benefits                                              (161,624)      (18,852)        (1,555)    (1,254,259)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                               2,110,618     2,222,895      4,000,811     51,708,148        339,827
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                              AB VP          AB VP          AB VP          AB VP         AB VP
                                                            GRO & INC,     INTL VAL,     LG CAP GRO,       GLOBAL     TOTAL RETURN,
PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)                     CL B         CL B(3)          CL B        TECH, CL B       CL B
OPERATIONS
Investment income (loss) -- net                            $   (152,805)  $    (72,135)  $   (177,066)  $    (90,746) $      10,667
Net realized gain (loss) on sales of investments                273,367          9,738       (492,486)      (288,754)         7,447
Distributions from capital gains                                     --          3,061             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                 2,683,430      2,088,141      1,516,297        586,624         64,163
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                   2,803,992      2,028,805        846,745        207,124         82,277
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    2,427,689     15,078,985        536,892        496,409        380,775
Net transfers(1)                                              2,857,269       (540,573)      (363,639)        82,190        173,703
Adjustments to net assets allocated to
  contracts in payout period                                       (776)            --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                  (1,626,022)       (94,494)      (613,562)      (318,890)       (34,224)
    Death benefits                                             (445,849)       (33,510)      (310,113)      (100,400)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                3,212,311     14,410,408       (750,422)       159,309        520,254
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              26,004,202             --     13,254,670      6,355,219        783,438
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 32,020,505   $ 16,439,213   $ 13,350,993   $  6,721,652  $   1,385,969
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       26,622,413             --     23,218,966     13,781,733        719,430
Contract purchase payments                                    2,133,071     14,355,361        686,436        630,481        343,222
Net transfers(1)                                              2,753,149       (486,861)      (800,557)      (192,576)       157,325
Contract terminations:
    Surrender benefits and contract charges                  (1,606,415)       (85,357)    (1,080,530)      (696,235)       (30,626)
    Death benefits                                             (443,018)       (33,519)      (565,304)      (243,187)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             29,459,200     13,749,624     21,459,011     13,280,216      1,189,351
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                                                            AC VP
                                                              AB VP          AC VP        INFLATION        AC VP          AC VP
                                                            U.S. GOVT/     INC & GRO,       PROT,          INTL,          ULTRA,
PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)                 HI GR, CL B        CL I         CL II(3)       CL II(3)       CL II(3)
OPERATIONS
Investment income (loss) -- net                            $     47,928   $        942   $    157,682   $       (126)  $    (54,482)
Net realized gain (loss) on sales of investments                  7,023        (20,910)        18,122             23        (18,033)
Distributions from capital gains                                116,494             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (90,344)       229,202        432,359          3,190        826,332
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      81,101        209,234        608,163          3,087        753,817
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      142,754          2,293     32,553,468         20,109     10,487,160
Net transfers(1)                                                (30,544)        25,231        203,708             --        124,363
Adjustments to net assets allocated to
  contracts in payout period                                         --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                    (208,899)      (231,566)      (231,965)          (106)       (65,899)
    Death benefits                                              (22,822)       (22,554)       (36,539)            --         (5,197)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 (119,511)      (226,596)    32,488,672         20,003     10,540,427
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               4,022,651      2,020,872             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  3,984,241   $  2,003,510   $ 33,096,835   $     23,090   $ 11,294,244
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        3,277,578      1,719,773             --             --             --
Contract purchase payments                                      114,192          1,919     31,519,230         19,885     10,579,471
Net transfers(1)                                                (22,188)        19,968        190,281             --        126,786
Contract terminations:
    Surrender benefits and contract charges                    (166,874)      (192,557)      (203,152)            --        (64,240)
    Death benefits                                              (18,060)       (18,802)       (36,509)            --         (5,377)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              3,184,648      1,530,301     31,469,850         19,885     10,636,640
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                                                                          COLONIAL
                                                              AC VP          AC VP        BARON CAP      SM CAP VAL,  COL HI YIELD,
PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)                  VAL, CL I     VAL, CL II(3)   ASSET, INS     VS CL B(3)     VS CL A
OPERATIONS
Investment income (loss) -- net                            $     (7,604)  $       (594)  $    (41,682)  $       (280) $      31,477
Net realized gain (loss) on sales of investments                 72,835             41        147,524            480          1,520
Distributions from capital gains                                 15,806             --             --          2,379             --
Net change in unrealized appreciation or
  depreciation of investments                                   156,461          9,836        469,805         10,908          9,991
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     237,498          9,283        575,647         13,487         42,988
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        3,182        136,201         43,554         81,724          2,333
Net transfers(1)                                                 52,882          2,260        250,987         13,533        171,233
Adjustments to net assets allocated to
  contracts in payout period                                         --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                    (210,838)          (318)      (506,356)          (470)       (27,673)
    Death benefits                                              (35,393)            --        (59,825)            --         (8,515)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 (190,167)       138,143       (271,640)        94,787        137,378
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               1,996,974             --      2,718,224             --        617,973
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  2,044,305   $    147,426   $  3,022,231   $    108,274  $     798,339
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        1,280,375             --      2,271,146             --        513,940
Contract purchase payments                                        1,970        132,516         35,766         76,441          1,904
Net transfers(1)                                                 32,294          2,015        182,993         14,903        141,339
Contract terminations:
    Surrender benefits and contract charges                    (130,352)            --       (403,435)            --        (22,560)
    Death benefits                                              (21,657)            --        (48,031)            --         (6,701)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,162,630        134,531      2,038,439         91,344        627,922
===================================================================================================================================

See accompanying notes to financial statements.

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

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                                                           DREY IP        DREY IP        DREY SOC
                                                           COL HI YIELD,   CS MID-CAP    MIDCAP STOCK,   TECH GRO,      RESP GRO,
PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)                  VS CL B(3)        GRO         SERV CL(3)     SERV CL(3)      INIT CL
OPERATIONS
Investment income (loss) -- net                            $     240,684  $     (7,285)  $        (151) $    (23,850)  $    (23,694)
Net realized gain (loss) on sales of investments                  15,749        19,128             617       (25,981)      (111,688)
Distributions from capital gains                                      --            --           1,166            --             --
Net change in unrealized appreciation or
  depreciation of investments                                    (48,883)       28,498           3,420       412,740        239,676
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      207,550        40,341           5,052       362,909        104,294
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                     8,668,402            --          22,997     4,561,148        180,684
Net transfers(1)                                                  69,199      (139,506)         22,882       (20,460)       (55,507)
Adjustments to net assets allocated to
  contracts in payout period                                          --            --              --            --             --
Contract terminations:
    Surrender benefits and contract charges                      (78,358)      (19,888)           (437)      (28,445)       (95,374)
    Death benefits                                                    --            --              --       (12,060)       (28,308)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 8,659,243      (159,394)         45,442     4,500,183          1,495
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                       --       485,488              --            --      2,314,326
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $   8,866,793  $    366,435   $      50,494  $  4,863,092   $  2,420,115
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                --       664,151              --            --      3,777,741
Contract purchase payments                                     8,497,651            --          20,891     4,775,655        294,127
Net transfers(1)                                                  65,357      (181,665)         22,348        (9,529)      (101,749)
Contract terminations:
    Surrender benefits and contract charges                      (58,829)      (27,110)             --       (27,180)      (153,771)
    Death benefits                                                    --            --              --       (13,584)       (48,126)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                               8,504,179       455,376          43,239     4,725,362      3,768,222
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT
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

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                             DREY VIF       DREY VIF       DREY VIF       DREY VIF        EG VA
                                                               APPR,       DISC STOCK,     INTL VAL,    SM CO STOCK,    CORE BOND,
PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)                  SERV CL(3)      INIT CL       SERV CL(3)      INIT CL          CL 2
OPERATIONS
Investment income (loss) -- net                            $      4,600   $       (281)  $        242   $       (344)  $    573,169
Net realized gain (loss) on sales of investments                     52        (40,960)            33            408        (10,449)
Distributions from capital gains                                     --             --            800          1,611        123,480
Net change in unrealized appreciation or
  depreciation of investments                                    19,766         64,460          2,805          2,198       (170,857)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      24,418         23,219          3,880          3,873        515,343
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      481,020            120         58,763            120     14,175,969
Net transfers(1)                                                 33,181       (124,738)        15,194           (127)     1,346,340
Adjustments to net assets allocated to
  contracts in payout period                                         --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (694)        (6,204)          (218)           (19)      (753,693)
    Death benefits                                                   --             --             --             --       (229,599)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  513,507       (130,822)        73,739            (26)    14,539,017
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --        475,858             --         23,164     13,245,514
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    537,925   $    368,255   $     77,619   $     27,011   $ 28,299,874
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --        587,856             --         17,507     12,588,524
Contract purchase payments                                      489,588            148         50,207             87     13,531,576
Net transfers(1)                                                 32,991       (152,656)        16,270           (110)     1,286,668
Contract terminations:
    Surrender benefits and contract charges                          --         (7,656)            --            (14)      (711,072)
    Death benefits                                                   --             --             --             --       (217,623)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                522,579        427,692         66,477         17,470     26,478,073
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                                                                           EG VA          EG VA
                                                              EG VA          EG VA          EG VA       FUNDAMENTAL    FUNDAMENTAL
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                    BAL, CL 2      FUND, CL 1     FUND, CL 2    LG CAP, CL 1   LG CAP, CL 2
OPERATIONS
Investment income (loss) -- net                            $    (11,937)  $    (10,074)  $    (78,307)  $        418   $    (20,444)
Net realized gain (loss) on sales of investments                  6,667          6,463         32,810         16,502         34,713
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    97,923         71,898        501,653         56,825        738,289
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      92,653         68,287        456,156         73,745        752,558
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      878,254             22      2,184,689          2,551      3,622,993
Net transfers(1)                                                 69,248        (21,599)       589,064        276,784      1,073,924
Adjustments to net assets allocated to
  contracts in payout period                                         --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (31,214)       (63,513)      (260,483)      (107,566)      (382,841)
    Death benefits                                              (19,777)       (17,799)        (2,142)       (10,550)       (13,868)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  896,511       (102,889)     2,511,128        161,219      4,300,208
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               1,241,430      1,053,472      4,840,653        859,776      5,997,445
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  2,230,594   $  1,018,870   $  7,807,937   $  1,094,740   $ 11,050,211
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        1,087,609      1,010,007      4,036,108        884,588      4,852,856
Contract purchase payments                                      783,544             21      1,897,457          2,621      3,074,119
Net transfers(1)                                                 59,363        (20,240)       488,587        279,161        885,254
Contract terminations:
    Surrender benefits and contract charges                     (27,246)       (61,211)      (221,443)      (112,781)      (317,090)
    Death benefits                                              (17,266)       (16,372)        (1,886)       (11,084)       (11,532)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,886,004        912,205      6,198,823      1,042,505      8,483,607
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                              EG VA          EG VA          EG VA          EG VA          EG VA
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                    GRO, CL 2     HI INC, CL 2   INTL EQ, CL 1  INTL EQ, CL 2  OMEGA, CL 1
OPERATIONS
Investment income (loss) -- net                            $    (50,513)  $    618,205   $      2,357   $    (17,570)  $    (60,179)
Net realized gain (loss) on sales of investments                 34,886         20,542         14,592        151,718         11,556
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   471,725        166,857        289,820      1,923,402        315,778
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     456,098        805,604        306,769      2,057,550        267,155
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    1,188,849      6,735,922         61,738      4,567,634         42,300
Net transfers(1)                                                512,400        930,687        409,070      1,122,438         60,260
Adjustments to net assets allocated to
  contracts in payout period                                         --             --           (732)            --           (474)
Contract terminations:
    Surrender benefits and contract charges                    (143,932)      (462,229)       (52,367)      (475,603)      (238,917)
    Death benefits                                                 (630)       (61,033)      (114,141)        (7,390)       (80,528)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                1,556,687      7,143,347        303,568      5,207,079       (217,359)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               2,574,722      7,615,864      1,425,792      7,761,967      4,941,640
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  4,587,507   $ 15,564,815   $  2,036,129   $ 15,026,596   $  4,991,436
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        1,927,353      6,425,994      1,363,738      6,397,339      7,047,468
Contract purchase payments                                      990,495      5,796,594         58,978      3,835,405         59,187
Net transfers(1)                                                374,828        771,651        387,149        902,076         73,440
Contract terminations:
    Surrender benefits and contract charges                    (109,417)      (377,529)       (48,701)      (381,896)      (343,882)
    Death benefits                                                 (540)       (49,681)      (106,447)        (6,187)      (113,120)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              3,182,719     12,567,029      1,654,717     10,746,737      6,723,093
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                              EG VA          EG VA          EG VA          EG VA          EG VA
                                                              OMEGA,        SPECIAL        SPECIAL        SPECIAL       STRATEGIC
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                       CL 2         EQ, CL 2      VAL, CL 1      VAL, CL 2      INC, CL 1
OPERATIONS
Investment income (loss) -- net                            $   (174,148)  $    (33,719)  $    (18,362)  $    (54,296)  $    190,720
Net realized gain (loss) on sales of investments                 56,766         10,350        149,949        153,301         70,411
Distributions from capital gains                                     --             --         76,698        126,247         50,815
Net change in unrealized appreciation or
  depreciation of investments                                 1,025,633        286,706      1,429,864      2,181,246         69,366
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     908,251        263,337      1,638,149      2,406,498        381,312
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    8,604,374      2,646,969        175,921      6,290,193        172,910
Net transfers(1)                                              1,339,558        145,844        863,625      1,470,755        107,420
Adjustments to net assets allocated to
  contracts in payout period                                         --             --             --             --         (5,105)
Contract terminations:
    Surrender benefits and contract charges                    (476,926)       (38,781)      (427,819)      (418,979)      (474,135)
    Death benefits                                              (14,370)        (3,748)      (188,186)       (43,295)      (109,689)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                9,452,636      2,750,284        423,541      7,298,674       (308,599)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               7,543,829      1,229,914      8,378,638      7,454,483      5,740,506
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 17,904,716   $  4,243,535   $ 10,440,328   $ 17,159,655   $  5,813,219
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        5,678,556        871,866      5,551,670      6,070,072      3,970,192
Contract purchase payments                                    7,240,565      2,172,752        108,634      5,147,312        120,465
Net transfers(1)                                              1,041,697        107,501        544,246      1,166,785         67,238
Contract terminations:
    Surrender benefits and contract charges                    (375,760)       (28,647)      (267,726)      (324,675)      (326,346)
    Death benefits                                              (11,340)        (2,584)      (118,469)       (32,988)       (77,159)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             13,573,718      3,120,888      5,818,355     12,026,506      3,754,390
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                              EG VA         FID VIP        FID VIP        FID VIP        FID VIP
                                                            STRATEGIC         BAL,           BAL,       CONTRAFUND,    CONTRAFUND,
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                    INC, CL 2       SERV CL       SERV CL 2       SERV CL       SERV CL 2
OPERATIONS
Investment income (loss) -- net                            $    825,751   $      4,321   $       (249)  $   (149,766)  $   (607,521)
Net realized gain (loss) on sales of investments                 19,014          4,131            271        201,171        145,916
Distributions from capital gains                                214,164             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   426,005         13,743          7,731      1,990,387      8,203,794
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                   1,484,934         22,195          7,753      2,041,792      7,742,189
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                   15,292,237             --         65,443        131,417     44,421,333
Net transfers(1)                                              1,958,280        (16,904)        27,924      2,001,494      6,222,719
Adjustments to net assets allocated to
  contracts in payout period                                         --             --             --           (575)            --
Contract terminations:
    Surrender benefits and contract charges                    (314,455)       (33,810)        (4,036)      (763,677)    (1,479,312)
    Death benefits                                             (140,995)        (4,389)            --       (125,292)      (116,539)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               16,795,067        (55,103)        89,331      1,243,367     49,048,201
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               7,531,335        576,303        148,852     13,633,927     22,676,279
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 25,811,336   $    543,395   $    245,936   $ 16,919,086   $ 79,466,669
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        6,259,908        590,991        144,616     14,259,926     19,724,386
Contract purchase payments                                   13,088,843             --         62,535        131,672     38,547,267
Net transfers(1)                                              1,612,965        (16,715)        27,102      2,046,590      5,296,611
Contract terminations:
    Surrender benefits and contract charges                    (261,126)       (34,603)        (3,842)      (772,639)    (1,248,934)
    Death benefits                                             (114,172)        (4,459)            --       (132,394)       (93,967)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             20,586,418        535,214        230,411     15,533,155     62,225,363
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                             FID VIP        FID VIP        FID VIP        FID VIP        FID VIP
                                                            DYN APPR,      GRO & INC,     GRO & INC,        GRO,           GRO,
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                    SERV CL 2       SERV CL       SERV CL 2       SERV CL       SERV CL 2
OPERATIONS
Investment income (loss) -- net                            $    (18,487)  $    (50,294)  $     (7,321)  $     (2,674)  $    (56,592)
Net realized gain (loss) on sales of investments                 18,414         22,763          1,224        (27,756)        35,558
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    (4,057)       300,321         36,384         31,914        101,360
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      (4,130)       272,790         30,287          1,484         80,326
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      136,590        674,683        482,316          1,260      2,015,658
Net transfers(1)                                                (12,360)       516,019        185,992          2,208      1,084,607
Adjustments to net assets allocated to
  contracts in payout period                                         --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (47,604)      (470,810)       (11,310)       (80,095)      (164,208)
    Death benefits                                              (14,113)       (90,469)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   62,513        629,423        656,998        (76,627)     2,936,057
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               1,352,736      6,396,636        164,897        289,718      2,436,093
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,411,119   $  7,298,849   $    852,182   $    214,575   $  5,452,476
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        1,262,897      7,112,027        160,826        386,033      2,405,030
Contract purchase payments                                      130,962        746,693        469,596          1,587      1,906,806
Net transfers(1)                                                (13,944)       558,313        183,466          1,434      1,112,487
Contract terminations:
    Surrender benefits and contract charges                     (46,485)      (524,383)       (11,123)      (108,581)      (165,901)
    Death benefits                                              (13,977)       (98,208)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,319,453      7,794,442        802,765        280,473      5,258,422
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                             FID VIP        FID VIP        FID VIP        FID VIP        FID VIP
                                                             HI INC,        HI INC,       INVEST GR,      MID CAP,       MID CAP,
PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)                   SERV CL       SERV CL 2     SERV CL 2(3)     SERV CL       SERV CL 2
OPERATIONS
Investment income (loss) -- net                            $    320,952   $    144,685   $    (60,696)  $   (440,583)  $   (425,177)
Net realized gain (loss) on sales of investments                 58,144         12,994         15,398      1,331,308        517,192
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (31,302)        11,646        208,600      5,980,074      6,978,753
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     347,794        169,325        163,302      6,870,799      7,070,768
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       74,693        263,862     12,615,714        632,187      7,957,870
Net transfers(1)                                                (74,358)       161,673        223,694        474,691      4,523,020
Adjustments to net assets allocated to
  contracts in payout period                                     (2,621)            --             --         (4,684)            --
Contract terminations:
    Surrender benefits and contract charges                    (444,280)      (134,303)      (104,608)    (2,118,900)    (1,125,257)
    Death benefits                                              (63,672)        (4,115)            --       (615,033)      (167,417)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 (510,238)       287,117     12,734,800     (1,631,739)    11,188,216
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               4,717,114      1,962,379             --     30,771,775     21,709,610
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  4,554,670   $  2,418,821   $ 12,898,102   $ 36,010,835   $ 39,968,594
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        5,103,009      1,690,393             --     20,794,304     17,592,084
Contract purchase payments                                       79,775        225,061     12,362,670        446,164      6,099,302
Net transfers(1)                                                (94,061)       137,015        217,128        285,106      3,460,486
Contract terminations:
    Surrender benefits and contract charges                    (466,624)      (113,731)       (83,996)    (1,393,656)      (857,529)
    Death benefits                                              (67,132)        (3,509)            --       (391,799)      (120,455)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              4,554,967      1,935,229     12,495,802     19,740,119     26,173,888
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                             FID VIP        FID VIP         FTVIPT         FTVIPT        FTVIPT
                                                            OVERSEAS,      OVERSEAS,      FRANK INC      FRANK REAL   FRANK RISING
PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)                   SERV CL       SERV CL 2      SEC, CL 2      EST, CL 2    DIVD, CL 2(3)
OPERATIONS
Investment income (loss) -- net                            $     (8,066)  $    (78,789)  $    296,965   $     44,205  $      (1,877)
Net realized gain (loss) on sales of investments                 45,642        (30,607)       169,555        527,044            345
Distributions from capital gains                                     --             --             --         15,477            313
Net change in unrealized appreciation or
  depreciation of investments                                   113,927      1,769,208      2,053,137      2,512,678         24,422
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     151,503      1,659,812      2,519,657      3,099,404         23,203
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      164,252     14,642,361      5,690,711      1,635,440        347,692
Net transfers(1)                                                 57,443         42,698      4,265,161        623,445         27,818
Adjustments to net assets allocated to
  contracts in payout period                                         --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                    (108,304)      (125,992)      (798,616)      (600,543)        (3,076)
    Death benefits                                                   --        (33,089)      (221,050)       (26,735)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  113,391     14,525,978      8,936,206      1,631,607        372,434
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               1,289,960        461,401     14,392,627      9,704,594             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,554,854   $ 16,647,191   $ 25,848,490   $ 14,435,605  $     395,637
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        1,756,016        402,760     10,908,764      5,603,754             --
Contract purchase payments                                      231,636     13,436,145      4,881,457      1,034,229        336,846
Net transfers(1)                                                 74,611         19,135      3,244,027        328,924         26,985
Contract terminations:
    Surrender benefits and contract charges                    (155,019)      (109,834)      (602,279)      (322,389)        (1,937)
    Death benefits                                                   --        (24,121)      (164,008)       (13,896)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,907,244     13,724,085     18,267,961      6,630,622        361,894
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                           FTVIPT FRANK      FTVIPT      FTVIPT MUTUAL     FTVIPT         FTVIPT
                                                            SM MID CAP      FRANK SM      SHARES SEC,   TEMP DEV MKTS    TEMP FOR
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                    GRO, CL 2     CAP VAL, CL 2      CL 2         SEC, CL 2     SEC, CL 2
OPERATIONS
Investment income (loss) -- net                            $   (316,627)  $     (93,936) $    (613,767) $       4,235  $    (38,047)
Net realized gain (loss) on sales of investments                 81,264         102,185        618,756         36,924       280,121
Distributions from capital gains                                     --              --             --             --            --
Net change in unrealized appreciation or
  depreciation of investments                                 2,518,909       1,719,438     12,469,100        142,118     2,920,374
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                   2,283,546       1,727,687     12,474,089        183,277     3,162,448
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    2,373,321       2,051,131     38,323,494         33,195     4,267,080
Net transfers(1)                                              1,605,259       2,123,543     15,155,328        250,512     3,756,742
Adjustments to net assets allocated to
  contracts in payout period                                     (1,628)             --             --         (4,522)           --
Contract terminations:
    Surrender benefits and contract charges                    (893,619)       (190,871)    (4,437,872)       (26,980)     (697,996)
    Death benefits                                             (336,771)        (30,036)      (803,730)            --       (29,463)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                2,746,562       3,953,767     48,237,220        252,205     7,296,363
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              21,293,824       4,769,006     73,632,908        639,211    12,798,616
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 26,323,932   $  10,450,460  $ 134,344,217  $   1,074,693  $ 23,257,427
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       31,759,578       4,209,434     58,160,285        512,496    13,568,822
Contract purchase payments                                    3,593,250       1,744,397     29,669,025         27,168     3,939,604
Net transfers(1)                                              2,253,001       1,695,354     11,629,401        195,469     3,818,853
Contract terminations:
    Surrender benefits and contract charges                  (1,299,040)       (156,105)    (3,415,854)       (22,391)     (690,556)
    Death benefits                                             (503,212)        (22,687)      (610,633)            --       (27,804)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             35,803,577       7,470,393     95,432,224        712,742    20,608,919
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                              FTVIPT         FTVIPT                        GS VIT
                                                           TEMP GLOBAL      TEMP GRO        GS VIT          CORE          GS VIT
PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)                 INC, CL 2(3)   SEC, CL 2(3)     CAP GRO         U.S. EQ       INTL EQ
OPERATIONS
Investment income (loss) -- net                            $     93,322   $     (5,744)  $    (10,979)  $    (19,678)  $     (2,889)
Net realized gain (loss) on sales of investments                (50,429)         1,649        (15,034)        34,195         (6,169)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                 1,139,567        133,447        123,296      1,106,235         74,945
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                   1,182,460        129,352         97,283      1,120,752         65,887
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                   13,153,471      1,284,929         75,955        654,916         33,756
Net transfers(1)                                               (229,931)        15,325         94,800        980,313        (12,154)
Adjustments to net assets allocated to
  contracts in payout period                                         --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (97,886)        (5,315)      (110,430)      (429,297)        (7,773)
    Death benefits                                              (11,047)            --         (4,315)       (66,666)       (62,041)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               12,814,607      1,294,939         56,010      1,139,266        (48,212)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --      1,199,999      7,629,933        656,948
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 13,997,067   $  1,424,291   $  1,353,292   $  9,889,951   $    674,623
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --      1,614,380      9,598,663        908,309
Contract purchase payments                                   12,372,490      1,258,987        103,387        815,343         47,242
Net transfers(1)                                               (209,287)        14,100        128,522      1,153,841        (15,999)
Contract terminations:
    Surrender benefits and contract charges                     (87,998)        (3,944)      (146,144)      (519,790)        (9,818)
    Death benefits                                              (10,882)            --         (4,982)       (82,008)      (102,306)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             12,064,323      1,269,143      1,695,163     10,966,049        827,428
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                              GS VIT         JANUS       JANUS ASPEN    JANUS ASPEN       JANUS
                                                             MID CAP         ASPEN       GLOBAL TECH,      LG CAP       ASPEN INTL
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                       VAL         BAL, INST         SERV        GRO, SERV      GRO, SERV
OPERATIONS
Investment income (loss) -- net                            $    (93,784)  $     83,920   $    (17,151)  $    (76,107)  $    (24,871)
Net realized gain (loss) on sales of investments                326,601        (59,107)      (262,668)      (546,269)       477,418
Distributions from capital gains                              2,273,602             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                 1,583,418        690,583        228,642        719,200        184,053
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                   4,089,837        715,396        (51,177)        96,824        636,600
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                   13,620,057         20,993          2,064         59,156          8,912
Net transfers(1)                                               (101,739)       (73,897)      (225,674)      (404,853)    (1,442,367)
Adjustments to net assets allocated to
  contracts in payout period                                         --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                    (554,223)    (1,401,204)       (61,594)      (460,671)      (223,418)
    Death benefits                                             (126,425)      (182,857)       (39,105)      (201,189)       (49,095)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               12,837,670     (1,636,965)      (324,309)    (1,007,557)    (1,705,968)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              10,858,276     11,461,611      1,228,491      5,563,641      4,052,815
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 27,785,783   $ 10,540,042   $    853,005   $  4,652,908   $  2,983,447
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        5,879,341      7,217,359      3,474,566      9,859,378      7,355,746
Contract purchase payments                                   10,640,111         13,045          5,709        109,902         14,423
Net transfers(1)                                               (129,818)       (44,277)      (751,381)      (732,564)    (2,202,539)
Contract terminations:
    Surrender benefits and contract charges                    (297,277)      (870,725)      (178,340)      (841,915)      (398,217)
    Death benefits                                              (71,917)      (113,460)      (121,159)      (368,504)       (90,061)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             16,020,440      6,201,942      2,429,395      8,026,297      4,679,352
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                           JANUS ASPEN    JANUS ASPEN      JPM U.S.                       LAZARD
                                                             MID CAP       WORLD GRO,       LG CAP         LAZARD         RETIRE
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                    GRO, SERV         INST         CORE EQ       RETIRE EQ       INTL EQ
OPERATIONS
Investment income (loss) -- net                            $    (35,018)  $    (18,244)  $    (12,719)  $     (3,849)  $     (5,003)
Net realized gain (loss) on sales of investments               (233,662)      (355,726)        (9,133)         9,985          8,827
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   667,966        494,200        147,378         37,116         59,044
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     399,286        120,230        125,526         43,252         62,868
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        4,446          4,474        182,337         27,561         37,900
Net transfers(1)                                                (96,388)      (103,532)        80,192         74,014         27,430
Adjustments to net assets allocated to
  contracts in payout period                                         --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (90,504)      (530,948)      (207,307)       (12,463)       (22,485)
    Death benefits                                              (50,264)       (87,796)       (56,445)          (412)        (2,307)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 (232,710)      (717,802)        (1,223)        88,700         40,538
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               2,277,279      4,725,763      1,636,964        347,184        442,305
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  2,443,855   $  4,128,191   $  1,761,267   $    479,136   $    545,711
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        6,375,376      3,908,848      2,166,608        363,424        560,563
Contract purchase payments                                       10,744          3,819        239,146         28,767         47,600
Net transfers(1)                                               (307,451)       (84,338)        99,588         73,672         32,789
Contract terminations:
    Surrender benefits and contract charges                    (251,001)      (452,700)      (270,554)       (12,545)       (27,194)
    Death benefits                                             (133,365)       (71,378)       (73,719)            --         (2,881)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              5,694,303      3,304,251      2,161,069        453,318        610,877
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                            LIB ASSET                     LIB FEDERAL    LIB SM CO        MFS INV
                                                            ALLOC VS,        LIB EQ        SEC VS,        GRO VS,       GRO STOCK,
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                       CL A         VS, CL A         CL A           CL A         SERV CL
OPERATIONS
Investment income (loss) -- net                            $     10,209   $     (5,708)  $     75,311   $     (2,948)  $    (68,638)
Net realized gain (loss) on sales of investments                 23,014          6,010         (1,497)         3,722        (35,899)
Distributions from capital gains                                     --             --          2,406             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    35,240         70,731        (21,658)        23,280        510,669
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      68,463         71,033         54,562         24,054        406,132
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        1,638         12,388          8,335          1,482        580,996
Net transfers(1)                                                  3,482        (31,489)       (36,293)         1,879        139,719
Adjustments to net assets allocated to
  contracts in payout period                                         --             --             --             --           (363)
Contract terminations:
    Surrender benefits and contract charges                     (10,610)       (57,509)      (157,098)          (460)      (250,535)
    Death benefits                                             (104,658)        (6,352)       (12,401)            --        (54,412)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 (110,148)       (82,962)      (197,457)         2,901        415,405
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 876,044      1,189,949      2,038,469        233,086      5,085,809
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    834,359   $  1,178,020   $  1,895,574   $    260,041   $  5,907,346
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          729,653      1,759,580      2,016,761        155,336      8,074,113
Contract purchase payments                                        1,362         18,194          8,210            982        620,088
Net transfers(1)                                                  2,925        (44,534)       (37,044)         1,352        104,691
Contract terminations:
    Surrender benefits and contract charges                      (8,564)       (84,058)      (152,773)          (301)      (407,124)
    Death benefits                                              (85,659)        (9,593)       (12,161)            --        (86,777)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                639,717      1,639,589      1,822,993        157,369      8,304,991
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                               MFS            MFS            MFS            MFS            MFS
                                                            INV TRUST,     INV TRUST,      NEW DIS,       NEW DIS,      RESEARCH,
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                     INIT CL        SERV CL        INIT CL        SERV CL        INIT CL
OPERATIONS
Investment income (loss) -- net                            $    (46,185)  $     (6,616)  $    (62,277)  $    (58,778)  $    (13,113)
Net realized gain (loss) on sales of investments                (32,358)         3,630        (52,529)        30,669       (317,563)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   656,705         79,439        287,916        243,882        785,763
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     578,162         76,453        173,110        215,773        455,087
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      108,616        127,958         32,091        803,760         88,193
Net transfers(1)                                                191,603         64,712     (1,964,163)       515,190        862,535
Adjustments to net assets allocated to
  contracts in payout period                                         --             --             --           (419)            --
Contract terminations:
    Surrender benefits and contract charges                    (321,872)       (15,485)      (315,380)      (135,485)      (148,978)
    Death benefits                                              (82,770)            --        (96,650)        (9,993)      (173,770)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 (104,423)       177,185     (2,344,102)     1,173,053        627,980
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               5,948,404        620,433      5,688,181      3,754,397      2,895,908
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  6,422,143   $    874,071   $  3,517,189   $  5,143,223   $  3,978,975
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        7,454,995        792,227      6,935,810      4,370,769      4,124,992
Contract purchase payments                                      135,669        134,516         43,823        816,668        125,173
Net transfers(1)                                                249,540         60,388     (2,573,071)       583,539      1,170,731
Contract terminations:
    Surrender benefits and contract charges                    (401,689)       (20,133)      (386,666)      (163,171)      (210,665)
    Death benefits                                             (101,795)            --       (120,469)       (11,543)      (235,378)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              7,336,720        966,998      3,899,427      5,596,262      4,974,853
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                               MFS            MFS            MFS            MFS
                                                           TOTAL RETURN,  TOTAL RETURN,   UTILITIES,     UTILITIES,
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                     INIT CL        SERV CL        INIT CL        SERV CL        OPCAP EQ
OPERATIONS
Investment income (loss) -- net                            $         702  $     127,777  $      1,958   $         27   $     (6,105)
Net realized gain (loss) on sales of investments                     614        417,257      (232,285)        23,179        (13,886)
Distributions from capital gains                                      --             --            --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     15,484      6,273,385     2,960,590        559,001        160,982
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       16,800      6,818,419     2,730,263        582,207        140,991
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                         4,800     14,191,095       188,592        723,186          3,405
Net transfers(1)                                                   8,571     10,237,971       207,236        508,510        (15,763)
Adjustments to net assets allocated to
  contracts in payout period                                          --             --            --             --             --
Contract terminations:
    Surrender benefits and contract charges                       (6,849)    (3,190,646)     (633,521)       (59,255)      (184,704)
    Death benefits                                                    --       (870,287)     (324,054)       (17,245)        (9,129)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                     6,522     20,368,133      (561,747)     1,155,196       (206,191)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  164,400     54,145,522    10,120,485      1,228,344      1,535,945
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     187,722  $  81,332,074  $ 12,289,001   $  2,965,747   $  1,470,745
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           134,728     46,625,302    13,382,762      1,173,761      1,312,556
Contract purchase payments                                         3,792     12,651,056       252,101        613,805          2,874
Net transfers(1)                                                   6,840      8,757,682       195,108        373,763        (13,753)
Contract terminations:
    Surrender benefits and contract charges                       (5,493)    (2,682,154)     (770,971)       (51,729)      (155,207)
    Death benefits                                                    --       (737,136)     (422,326)       (11,642)        (7,666)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 139,867     64,614,750    12,636,674      2,097,958      1,138,804
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                                                                           OPPEN          OPPEN
                                                              OPCAP          OPCAP          OPCAP           CAP          CAP APPR
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                     MANAGED         SM CAP      U.S. GOVT INC    APPR VA        VA, SERV
OPERATIONS
Investment income (loss) -- net                            $      8,196   $    (40,055)  $      80,927  $    (58,449)  $   (153,362)
Net realized gain (loss) on sales of investments                 36,760        151,323          12,550      (187,326)        14,670
Distributions from capital gains                                     --             --          59,267            --             --
Net change in unrealized appreciation or
  depreciation of investments                                   480,646        328,503        (158,702)      509,056      1,293,882
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     525,602        439,771          (5,958)      263,281      1,155,190
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        8,665          5,456           3,336        35,324     15,874,377
Net transfers(1)                                                 50,614       (102,543)       (214,119)       (1,356)     1,980,666
Adjustments to net assets allocated to
  contracts in payout period                                       (365)            --            (686)           --             --
Contract terminations:
    Surrender benefits and contract charges                    (975,555)      (420,139)       (677,007)     (851,831)      (376,629)
    Death benefits                                              (67,384)       (37,403)        (67,869)      (60,739)       (16,621)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 (984,025)      (554,629)       (956,345)     (878,602)    17,461,793
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               6,407,548      3,111,977       5,391,698     5,819,113      4,431,729
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  5,949,125   $  2,997,119   $   4,429,395  $  5,203,792   $ 23,048,712
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        3,073,912      2,149,183       3,605,982     4,247,336      4,082,798
Contract purchase payments                                        4,029          3,632           2,233        25,495     14,449,279
Net transfers(1)                                                 22,660        (68,369)       (137,124)         (632)     1,757,089
Contract terminations:
    Surrender benefits and contract charges                    (456,958)      (279,054)       (455,237)     (625,040)      (346,043)
    Death benefits                                              (30,796)       (24,550)        (45,692)      (44,890)       (15,037)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              2,612,847      1,780,842       2,970,162     3,602,269     19,928,086
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                              OPPEN          OPPEN                         OPPEN
                                                              GLOBAL       GLOBAL SEC       OPPEN          HI INC         OPPEN
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                      SEC VA        VA, SERV      HI INC VA       VA, SERV      MAIN ST VA
OPERATIONS
Investment income (loss) -- net                            $       (411)  $    (34,514)  $    153,295   $    229,997   $     (2,725)
Net realized gain (loss) on sales of investments                   (831)       100,275        (74,852)        16,856         (2,956)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    52,602      1,411,737        142,604        135,504         43,730
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      51,360      1,477,498        221,047        382,357         38,049
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                           --      2,054,299          4,777      1,203,963            240
Net transfers(1)                                                 97,623      3,443,662         64,920        636,658         97,154
Adjustments to net assets allocated to
  contracts in payout period                                         --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (905)      (380,902)      (379,370)      (200,315)       (12,721)
    Death benefits                                                   --             --        (42,591)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   96,718      5,117,059       (352,264)     1,640,306         84,673
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 211,210      4,595,417      3,175,775      3,837,783        409,274
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    359,288   $ 11,189,974   $  3,044,558   $  5,860,446   $    531,996
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          151,077      4,172,597      2,742,244      3,267,830        464,580
Contract purchase payments                                           --      1,781,273          4,059      1,074,007            268
Net transfers(1)                                                 68,266      3,016,723         55,434        545,585        108,940
Contract terminations:
    Surrender benefits and contract charges                        (628)      (333,625)      (319,458)      (165,815)       (14,282)
    Death benefits                                                   --             --        (35,558)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                218,715      8,636,968      2,446,721      4,721,607        559,506
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                           OPPEN MAIN ST     OPPEN          OPPEN           PUT VT        PUT VT
                                                            SM CAP VA,     STRATEGIC      STRATEGIC        DIV INC,      DIV INC,
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                       SERV         BOND VA      BOND VA, SERV      CL IA         CL IB
OPERATIONS
Investment income (loss) -- net                            $     (90,056)  $     16,326   $    660,821  $    435,296   $    246,665
Net realized gain (loss) on sales of investments                  92,005          2,104         37,287      (103,794)       (26,000)
Distributions from capital gains                                      --             --             --            --             --
Net change in unrealized appreciation or
  depreciation of investments                                  1,171,780          8,212      2,077,340        73,265          2,865
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    1,173,729         26,642      2,775,448       404,767        223,530
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                     2,622,366             --     28,290,611         3,999          6,289
Net transfers(1)                                               1,015,279         96,369      4,644,425       (61,559)       154,541
Adjustments to net assets allocated to
  contracts in payout period                                          --             --             --          (959)            --
Contract terminations:
    Surrender benefits and contract charges                     (298,866)       (59,434)    (1,194,155)     (837,567)      (373,551)
    Death benefits                                                (4,792)            --       (231,470)     (153,411)       (78,605)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 3,333,987         36,935     31,509,411    (1,049,497)      (291,326)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                4,023,134        330,774     17,583,604     5,658,476      3,137,782
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $   8,530,850   $    394,351   $ 51,868,463  $  5,013,746   $  3,069,986
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                         3,351,888        247,267     14,951,254     3,536,356      2,512,279
Contract purchase payments                                     2,202,112             --     25,211,160         2,419          4,936
Net transfers(1)                                                 825,544         71,827      3,906,573       (37,342)       119,652
Contract terminations:
    Surrender benefits and contract charges                     (235,982)       (44,002)    (1,006,140)     (508,976)      (292,221)
    Death benefits                                                (4,298)            --       (190,345)      (93,337)       (62,023)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                               6,139,264        275,092     42,872,502     2,899,120      2,282,623
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                              PUT VT         PUT VT         PUT VT      PUT VT HEALTH     PUT VT
                                                            GLOBAL EQ,     GRO & INC,     GRO & INC,     SCIENCES,      HI YIELD,
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                      CL IA          CL IA          CL IB          Cl IB          Cl IA
OPERATIONS
Investment income (loss) -- net                            $     15,668   $     45,312   $     37,764   $     (26,861) $    165,630
Net realized gain (loss) on sales of investments               (284,516)      (108,191)        11,767          16,121      (143,478)
Distributions from capital gains                                     --             --             --              --            --
Net change in unrealized appreciation or
  depreciation of investments                                   456,331      1,038,599      1,173,164         141,159       185,049
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     187,483        975,720      1,222,695         130,419       207,201
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        2,403         12,419        318,777         713,649         2,017
Net transfers(1)                                                (14,382)      (170,154)       172,321         423,816       (27,220)
Adjustments to net assets allocated to
  contracts in payout period                                         --           (651)            --              --          (282)
Contract terminations:
    Surrender benefits and contract charges                    (322,481)    (1,634,960)      (972,658)        (64,714)     (349,308)
    Death benefits                                              (12,900)      (178,382)      (170,807)           (259)      (55,419)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 (347,360)    (1,971,728)      (652,367)      1,072,492      (430,212)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               1,814,802     11,420,705     13,193,152       1,456,675     2,459,628
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,654,925   $ 10,424,697   $ 13,763,480   $   2,659,586  $  2,236,617
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        1,852,968      5,362,243     12,383,799       1,390,789     1,564,331
Contract purchase payments                                        2,400          5,689        297,988         683,827         1,229
Net transfers(1)                                                (14,021)       (78,367)       173,019         387,616       (16,521)
Contract terminations:
    Surrender benefits and contract charges                    (324,671)      (752,198)      (874,172)        (60,826)     (215,495)
    Death benefits                                              (12,571)       (80,066)      (159,964)           (265)      (33,966)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,504,105      4,457,301     11,820,670       2,401,141     1,299,578
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                              PUT VT                        PUT VT         PUT VT         PUT VT
                                                            HI YIELD,        PUT VT        INTL EQ,      INTL GRO &      INTL NEW
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                      CL IB        INC, CL IB       CL IB        INC, CL IB     OPP, Cl IB
OPERATIONS
Investment income (loss) -- net                            $    102,484   $      4,721   $     19,358   $        (11)  $      1,639
Net realized gain (loss) on sales of investments                (43,131)         2,955        (58,119)            69        245,737
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    67,270         (1,825)     3,328,319          1,245        (19,854)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     126,623          5,851      3,289,558          1,303        227,522
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        2,951         16,942      3,126,516             --         19,022
Net transfers(1)                                                 29,889        (22,719)       665,705           (316)      (843,530)
Adjustments to net assets allocated to
  contracts in payout period                                         --             --         (1,957)            --             --
Contract terminations:
    Surrender benefits and contract charges                    (135,592)       (21,875)    (1,078,041)           (12)      (150,068)
    Death benefits                                              (29,076)            --       (161,591)            --        (49,431)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 (131,828)       (27,652)     2,550,632           (328)    (1,024,007)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               1,477,724        233,174     20,528,886          7,111      2,904,213
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,472,519   $    211,373   $ 26,369,076   $      8,086   $  2,107,728
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        1,245,703        207,488     26,483,119          7,321      4,466,399
Contract purchase payments                                        2,427         15,394      3,789,540             --         31,435
Net transfers(1)                                                 26,000        (21,715)       779,782           (331)    (1,147,374)
Contract terminations:
    Surrender benefits and contract charges                    (111,204)       (17,674)    (1,362,853)           (11)      (228,664)
    Death benefits                                              (24,159)            --       (229,588)            --        (78,996)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,138,767        183,493     29,460,000          6,979      3,042,800
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                              PUT VT         PUT VT         PUT VT         PUT VT         PUT VT
                                                             NEW OPP,      RESEARCH,        SM CAP         VISTA,        VOYAGER,
PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)                    CI IA          CL IB       VAL, CL IB(3)     CL IB          CL IA
OPERATIONS
Investment income (loss) -- net                            $    (76,576)  $     (4,458)  $        (395) $   (175,576)  $     (9,525)
Net realized gain (loss) on sales of investments               (339,064)         5,855             359      (646,547)      (146,662)
Distributions from capital gains                                     --             --              --            --             --
Net change in unrealized appreciation or
  depreciation of investments                                   870,718         24,478          10,026     2,890,844        190,081
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     455,078         25,875           9,990     2,068,721         33,894
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        9,135         59,092         139,122       457,156          1,906
Net transfers(1)                                                (77,086)        (3,697)          2,200      (624,167)        (6,745)
Adjustments to net assets allocated to
  contracts in payout period                                        (38)            --              --        (1,440)           (67)
Contract terminations:
    Surrender benefits and contract charges                    (748,484)       (14,262)           (728)     (654,049)      (175,509)
    Death benefits                                              (64,531)            --              --      (254,361)       (16,638)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 (881,004)        41,133         140,594    (1,076,861)      (197,053)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               5,857,914        336,955              --    12,958,171      1,133,834
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  5,431,988   $    403,963   $     150,584  $ 13,950,031   $    970,675
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        3,441,689        334,596              --    24,993,504        906,378
Contract purchase payments                                        5,269         57,440         123,524       901,641          1,538
Net transfers(1)                                                (44,566)        (3,034)          2,114    (1,147,655)        (5,549)
Contract terminations:
    Surrender benefits and contract charges                    (438,191)       (13,988)             --    (1,233,488)      (142,425)
    Death benefits                                              (36,571)            --              --      (449,039)       (12,960)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              2,927,630        375,014         125,638    23,064,963        746,982
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                              PUT VT
                                                             VOYAGER,        ROYCE          ROYCE         STI CVT        STI CVT
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                      CL IB        MICRO-CAP        SM-CAP        CAP APPR      GRO & Inc
OPERATIONS
Investment income (loss) -- net                            $    (46,067)  $    (62,675)  $    (52,537)  $    (12,802)  $     (2,018)
Net realized gain (loss) on sales of investments               (680,867)       107,259        111,450          7,004          6,477
Distributions from capital gains                                     --        351,276        194,553             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   852,260        107,995        473,023        112,009         51,027
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     125,326        503,855        726,489        106,211         55,486
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        5,697        288,840        214,570      1,251,334        141,030
Net transfers(1)                                               (158,209)     1,119,534        284,995         70,522         60,013
Adjustments to net assets allocated to
  contracts in payout period                                         --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                    (428,032)      (395,800)      (260,297)       (20,616)       (14,190)
    Death benefits                                              (55,968)        (6,219)       (34,413)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 (636,512)     1,006,355        204,855      1,301,240        186,853
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               4,372,730      3,475,710      3,065,874        678,720        304,873
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  3,861,544   $  4,985,920   $  3,997,218   $  2,086,171   $    547,212
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        3,644,935      1,774,982      1,641,847        564,307        245,548
Contract purchase payments                                        4,825        141,461        110,070      1,145,122        122,463
Net transfers(1)                                               (132,883)       569,547        135,411         58,681         45,170
Contract terminations:
    Surrender benefits and contract charges                    (361,146)      (195,183)      (126,020)       (17,239)       (10,548)
    Death benefits                                              (47,715)        (3,421)       (17,942)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              3,108,016      2,287,386      1,743,366      1,750,871        402,633
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                                            STI CVT                       STI CVT        STI CVT
                                                             STI CVT         INVEST        STI CVT         SM CAP        VAL INC
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                     INTL EQ        GR BOND       MID-CAP EQ       VAL EQ         STOCK
OPERATIONS
Investment income (loss) -- net                            $        144   $      8,656   $       (900)  $     (9,540)  $        494
Net realized gain (loss) on sales of investments                    281           (126)         3,722         13,534          3,598
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     5,433          4,968         22,080        252,319         65,822
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       5,858         13,498         24,902        256,313         69,914
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                          945         75,976         23,808      1,383,009        174,323
Net transfers(1)                                                 11,842        153,049         51,190         51,163        104,793
Adjustments to net assets allocated to
  contracts in payout period                                         --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (907)       (10,652)        (1,297)       (12,811)       (10,545)
    Death benefits                                                   --             --             --         (8,901)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   11,880        218,373         73,701      1,412,460        268,571
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  23,304        303,834        107,584        319,025        296,518
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     41,042   $    535,705   $    206,187   $  1,987,798   $    635,003
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           16,195        298,680         81,969        227,838        234,776
Contract purchase payments                                          329         69,889         22,961      1,112,469        140,094
Net transfers(1)                                                  8,070        151,822         36,856         36,427         80,501
Contract terminations:
    Surrender benefits and contract charges                        (590)        (9,616)          (898)        (8,733)        (7,724)
    Death benefits                                                   --             --             --         (6,123)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 24,004        510,775        140,888      1,361,878        447,647
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                                            VANK LIT       VANK LIT       VANK UIF       VANK UIF
                                                            THIRD AVE      COMSTOCK,      GRO & INC,     U.S. REAL      U.S. REAL
PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)                     VAL           CL II          CL II        EST, CL I    EST, CL II(3)
OPERATIONS
Investment income (loss) -- net                            $    (48,269)  $   (254,326)  $    (30,166)  $      5,015  $      (4,369)
Net realized gain (loss) on sales of investments                251,664         76,586         36,819         17,773         15,072
Distributions from capital gains                                 49,783             --             --         29,194          4,435
Net change in unrealized appreciation or
  depreciation of investments                                   520,065      4,848,094        551,429        426,353        232,060
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     773,243      4,670,354        558,082        478,335        247,198
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      286,752     41,573,003      1,824,821        443,547      1,651,395
Net transfers(1)                                                430,894      1,324,569        795,832        512,465        (82,206)
Adjustments to net assets allocated to
  contracts in payout period                                         --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                    (578,717)      (491,970)      (123,237)       (32,446)       (13,392)
    Death benefits                                             (123,479)       (94,223)          (549)       (16,433)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   15,450     42,311,379      2,496,867        907,133      1,555,797
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               4,401,722      4,777,136      2,326,818        696,432             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  5,190,415   $ 51,758,869   $  5,381,767   $  2,081,900  $   1,802,995
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        2,379,144      3,766,437      1,896,900        525,053             --
Contract purchase payments                                      144,267     34,720,858      1,528,404        339,737      1,382,363
Net transfers(1)                                                211,203        931,967        641,582        366,898        (62,200)
Contract terminations:
    Surrender benefits and contract charges                    (301,416)      (379,598)       (96,264)       (21,015)        (9,094)
    Death benefits                                              (63,849)       (71,151)          (453)       (10,012)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              2,369,349     38,968,513      3,970,169      1,200,661      1,311,069
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                                                                                          WF ADV
                                                              WANGER         WANGER         WF ADV         WF ADV          C&B
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                   INTL SM CAP     U.S. SM CO    ASSET ALLOC       EQ INC       LG CAP VAL
OPERATIONS
Investment income (loss) -- net                            $    (74,498)  $    (72,905)  $    205,125   $     33,421   $      8,006
Net realized gain (loss) on sales of investments              1,031,096         58,781        (84,676)        82,169         17,447
Distributions from capital gains                                     --             --      1,056,487             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   984,322      1,293,277      1,246,409      1,629,422        381,279
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                   1,940,920      1,279,153      2,423,345      1,745,012        406,732
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    8,720,140      9,298,792        630,568      4,865,530        329,706
Net transfers(1)                                             (2,613,994)       (88,494)       338,567        342,452        236,145
Adjustments to net assets allocated to
  contracts in payout period                                         --             --        (14,475)            --         (4,294)
Contract terminations:
    Surrender benefits and contract charges                    (208,112)      (192,269)    (1,975,065)      (795,890)      (313,619)
    Death benefits                                              (14,643)       (33,102)      (574,435)      (313,958)       (26,794)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                5,883,391      8,984,927     (1,594,840)     4,098,134        221,144
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               3,311,164      1,493,666     32,656,641     15,686,455      4,034,997
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 11,135,475   $ 11,757,746   $ 33,485,146   $ 21,529,601   $  4,662,873
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        3,742,020      1,322,184     34,765,417     15,050,958      4,324,760
Contract purchase payments                                    8,596,387      8,715,097        658,296      4,602,396        343,230
Net transfers(1)                                             (2,110,635)       (46,859)       406,397        319,193        251,393
Contract terminations:
    Surrender benefits and contract charges                    (220,129)      (167,804)    (2,095,384)      (744,727)      (328,348)
    Death benefits                                              (19,737)       (30,478)      (608,409)      (296,266)       (27,483)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              9,987,906      9,792,140     33,126,317     18,931,554      4,563,552
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                              WF ADV         WF ADV         WF ADV         WF ADV         WF ADV
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                    LG CO CORE     INTL CORE      LG CO GRO      MONEY MKT      SM CAP GRO
OPERATIONS
Investment income (loss) -- net                            $    (31,299)  $    (28,856)  $   (492,042)  $    (96,686)  $    (86,191)
Net realized gain (loss) on sales of investments                (53,511)        14,161     (1,015,843)       (17,777)      (376,465)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   231,608        216,097      2,223,117         17,028      1,152,526
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     146,798        201,402        715,232        (97,435)       689,870
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      246,011        433,784      4,677,187      2,002,419        115,238
Net transfers(1)                                                 60,589        209,050          6,857     (4,112,471)       (21,156)
Adjustments to net assets allocated to
  contracts in payout period                                         --             --         (3,859)        (8,113)            --
Contract terminations:
    Surrender benefits and contract charges                     (99,054)       (79,302)    (1,786,351)    (1,150,341)      (278,015)
    Death benefits                                               (7,785)        (3,607)      (703,709)      (508,995)       (56,632)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  199,761        559,925      2,190,125     (3,777,501)      (240,565)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               1,989,024      1,925,480     34,570,004     15,241,935      5,939,699
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  2,335,583   $  2,686,807   $ 37,475,361   $ 11,366,999   $  6,389,004
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        3,212,911      2,654,301     52,738,867     14,637,644     16,745,438
Contract purchase payments                                      383,820        587,510      5,448,541      1,934,806        296,719
Net transfers(1)                                                 90,665        288,631         47,911     (4,032,043)       (81,730)
Contract terminations:
    Surrender benefits and contract charges                    (159,985)      (110,388)    (2,784,068)    (1,112,037)      (757,736)
    Death benefits                                              (12,675)        (5,100)    (1,083,697)      (493,473)      (157,306)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              3,514,736      3,414,954     54,367,554     10,934,897     16,045,385
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS

                                                            SEGREGATED
                                                               ASSET
                                                            SUBACCOUNT
                                                           ------------
                                                              WF ADV
                                                           TOTAL RETURN
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                       BOND
OPERATIONS
Investment income (loss) -- net                            $    220,022
Net realized gain (loss) on sales of investments                    453
Distributions from capital gains                                702,413
Net change in unrealized appreciation or
  depreciation of investments                                  (578,412)
-----------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     344,476
=======================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    4,480,470
Net transfers(1)                                                346,089
Adjustments to net assets allocated to
  contracts in payout period                                         --
Contract terminations:
    Surrender benefits and contract charges                    (642,166)
    Death benefits                                              (19,285)
-----------------------------------------------------------------------
Increase (decrease) from contract transactions                4,165,108
-----------------------------------------------------------------------
Net assets at beginning of year                              10,043,339
-----------------------------------------------------------------------
Net assets at end of year                                  $ 14,552,923
=======================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        7,835,680
Contract purchase payments                                    4,111,112
Net transfers(1)                                                278,886
Contract terminations:
    Surrender benefits and contract charges                    (487,362)
    Death benefits                                              (14,860)
-----------------------------------------------------------------------
Units outstanding at end of year                             11,723,456
=======================================================================

(1)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) American Enterprise Life's fixed account.

(2)  For the period June 1, 2004 (commencement of operations) to Dec. 31, 2004.

(3)  For the period April 30, 2004 (commencement of operations) to Dec. 31,
     2004.

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                              AXP VP         AXP VP         AXP VP         AXP VP         AXP VP
YEAR ENDED DECEMBER 31, 2003                                CASH MGMT       DIV BOND      DIV EQ INC     EQ SELECT         GRO
OPERATIONS
Investment income (loss) -- net                            $   (304,620)  $    338,751   $      8,117   $       (984)  $     (5,650)
Net realized gain (loss) on sales of investments                    (62)       (46,778)       (81,637)         1,188        (29,581)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        60        155,910      1,879,908         15,893        118,394
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (304,622)       447,883      1,806,388         16,097         83,163
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    6,308,221      6,065,628      2,623,140         32,292        217,351
Net transfers(1)                                             (6,563,912)     1,967,315      2,285,968        100,020        214,237
Adjustments to net assets allocated to
  contracts in payout period                                     (4,995)        (1,055)            --             --             --
Contract terminations:
    Surrender benefits and contract charges                  (7,739,658)    (1,157,188)      (174,459)        (3,007)       (37,222)
    Death benefits                                             (439,797)      (122,324)      (102,418)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               (8,440,141)     6,752,376      4,632,231        129,305        394,366
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              38,732,267     13,343,969      3,025,288         20,213        300,022
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 29,987,504   $ 20,544,228   $  9,463,907   $    165,615   $    777,551
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       35,239,769      9,268,723      3,591,980         19,871        790,022
Contract purchase payments                                    5,995,481      5,495,041      2,624,849         28,500        269,434
Net transfers(1)                                             (5,576,126)     1,805,042      2,161,641         93,333        456,893
Contract terminations:
    Surrender benefits and contract charges                  (7,291,761)      (790,541)      (173,703)        (2,583)       (90,485)
    Death benefits                                             (414,667)       (81,149)      (118,753)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             27,952,696     15,697,116      8,086,014        139,121      1,425,864
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                              AXP VP                                                      AXP VP
                                                             HI YIELD        AXP VP         AXP VP         AXP VP         PTNRS
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       BOND        LG CAP EQ       MANAGED        NEW DIM       SM CAP VAL
OPERATIONS
Investment income (loss) -- net                            $    534,918   $    (54,801)  $     95,087   $   (103,756)  $    (10,698)
Net realized gain (loss) on sales of investments                220,968       (570,510)      (391,586)      (905,050)        23,089
Distributions from capital gains                                     --             --             --             --         27,509
Net change in unrealized appreciation or
  depreciation of investments                                   914,033      2,329,873      2,227,850      4,122,354        270,927
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                   1,669,919      1,704,562      1,931,351      3,113,548        310,827
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      653,712        200,327        433,726      3,294,877      1,013,588
Net transfers(1)                                                370,172        215,906        319,228      1,368,163        659,168
Adjustments to net assets allocated to
  contracts in payout period                                         --           (388)          (771)        (6,159)            --
Contract terminations:
    Surrender benefits and contract charges                    (321,621)      (599,443)      (872,617)    (1,156,371)       (35,293)
    Death benefits                                              (61,548)       (26,992)       (52,126)       (61,723)       (10,382)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  640,715       (210,590)      (172,560)     3,438,787      1,627,081
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               7,926,744      6,413,303     10,219,233     12,751,462        234,550
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 10,237,378   $  7,907,275   $ 11,978,024   $ 19,303,797   $  2,172,458
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        9,364,442      5,886,235      8,236,708     19,140,646        296,503
Contract purchase payments                                      669,829        303,933        480,538      4,324,257      1,046,023
Net transfers(1)                                                172,694        366,243        338,279      1,739,939        671,267
Contract terminations:
    Surrender benefits and contract charges                    (336,079)      (470,003)      (635,755)    (1,652,902)       (40,492)
    Death benefits                                              (68,764)       (21,016)       (36,403)       (95,461)       (10,169)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              9,802,122      6,065,392      8,383,367     23,456,479      1,963,132
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                                             AXP VP         AXP VP         AXP VP         AXP VP
                                                              AXP VP         SHORT          SM CAP        STRATEGY         THDL
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                     S&P 500        DURATION         ADV            AGGR        EMER MKTS
OPERATIONS
Investment income (loss) -- net                            $     (2,519)  $    338,088   $    (39,384)  $    (60,393)  $        123
Net realized gain (loss) on sales of investments               (188,643)        74,292         18,097       (595,116)         1,124
Distributions from capital gains                                     --        174,656             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                 2,600,929       (532,153)     1,144,029      1,684,605         20,739
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                   2,409,767         54,883      1,122,742      1,029,096         21,986
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    2,577,655      7,828,260        134,909         12,040             --
Net transfers(1)                                              1,532,019      2,484,973      1,666,074         39,402        (30,339)
Adjustments to net assets allocated to
  contracts in payout period                                     (1,885)            --             --           (243)            --
Contract terminations:
    Surrender benefits and contract charges                    (294,415)    (1,990,973)      (140,174)      (378,251)           (45)
    Death benefits                                             (106,030)      (497,304)            --        (21,544)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                3,707,344      7,824,956      1,660,809       (348,596)       (30,384)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               7,772,969     29,393,341      1,920,503      3,954,944         79,046
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 13,890,080   $ 37,273,180   $  4,704,054   $  4,635,444   $     70,648
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       12,692,962     25,382,274      2,634,422      4,010,580         93,962
Contract purchase payments                                    2,947,288      6,939,010        157,858         11,307             --
Net transfers(1)                                              2,083,851      2,328,647      1,814,042         42,326        (33,340)
Contract terminations:
    Surrender benefits and contract charges                    (491,095)    (1,727,066)      (151,822)      (343,024)           (49)
    Death benefits                                             (160,112)      (435,735)            --        (19,926)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             17,072,894     32,487,130      4,454,500      3,701,263         60,573
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                              AXP VP         AIM VI         AIM VI         AIM VI         AIM VI
                                                               THDL        BASIC VAL,     CAP APPR,      CAP APPR,       CAP DEV,
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       INTL          SER II         SER I          SER II         SER I
OPERATIONS
Investment income (loss) -- net                            $     (9,654)  $    (54,187)  $   (235,766)  $     (2,862)  $    (30,245)
Net realized gain (loss) on sales of investments               (242,872)        23,789     (1,716,757)         3,161        (50,219)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   740,853      1,463,407      6,060,828         56,386        648,904
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     488,327      1,433,009      4,108,305         56,685        568,440
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        6,596      4,907,986        214,352        375,443            554
Net transfers(1)                                                 41,440      2,794,911        747,626        209,838        415,790
Adjustments to net assets allocated to
  contracts in payout period                                       (171)            --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                    (199,005)      (116,669)      (868,537)        (7,963)      (125,554)
    Death benefits                                              (10,056)        (6,632)      (219,991)            --        (11,930)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 (161,196)     7,579,596       (126,550)       577,318        278,860
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               1,981,419      1,198,956     15,454,939         44,326      1,706,314
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  2,308,550   $ 10,211,561   $ 19,436,694   $    678,329   $  2,553,614
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        2,254,263      1,551,862     30,649,963         46,137      2,259,353
Contract purchase payments                                        7,356      5,135,471        391,760        371,100            516
Net transfers(1)                                                 46,099      3,032,971      1,281,016        206,862        460,290
Contract terminations:
    Surrender benefits and contract charges                    (217,360)      (123,749)    (1,629,675)        (7,038)      (145,418)
    Death benefits                                              (10,664)        (7,982)      (435,042)            --        (12,768)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              2,079,694      9,588,573     30,258,022        617,061      2,561,973
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                              AIM VI         AIM VI      AIM VI DENT       AIM VI         AIM VI
                                                             CAP DEV,       CORE EQ,     DEMO TRENDS,    INTL GRO,       PREMIER
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                      SER II         SER I          SER I          SER I        EQ, SER I
OPERATIONS
Investment income (loss) -- net                            $     (5,019)  $    (21,122)  $    (14,415)  $    (20,994)  $   (397,263)
Net realized gain (loss) on sales of investments                  6,842       (386,029)       (88,998)      (190,837)    (3,100,875)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   129,251      1,447,126        439,236        818,355     11,234,923
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     131,074      1,039,975        335,823        606,524      7,736,785
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      586,053         10,192         21,151          8,628        199,004
Net transfers(1)                                                273,345       (207,181)        38,285         65,620       (732,020)
Adjustments to net assets allocated to
  contracts in payout period                                         --             --             --             --         (6,038)
Contract terminations:
    Surrender benefits and contract charges                     (27,973)      (407,967)       (92,502)      (239,248)    (1,961,432)
    Death benefits                                                   --        (70,970)       (38,009)       (14,306)      (505,245)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  831,425       (675,926)       (71,075)      (179,306)    (3,005,731)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  57,184      5,160,048      1,013,586      2,395,358     35,670,859
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,019,683   $  5,524,097   $  1,278,334   $  2,822,576   $ 40,401,913
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           76,247      5,619,105      2,603,406      2,968,203     63,342,893
Contract purchase payments                                      619,634         10,842         46,250         10,190        364,089
Net transfers(1)                                                280,004       (234,609)        33,573         69,847     (1,383,646)
Contract terminations:
    Surrender benefits and contract charges                     (29,297)      (420,559)      (190,446)      (283,049)    (3,197,523)
    Death benefits                                                   --        (71,873)       (74,279)       (16,749)      (830,610)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                946,588      4,902,906      2,418,504      2,748,442     58,295,203
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                              AIM VI         AB VP          AB VP          AB VP         AB VP
                                                           PREMIER EQ,     GRO & INC,    LG CAP GRO,       GLOBAL     TOTAL RETURN,
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                      SER II          CL B           CL B        TECH, CL B       CL B
OPERATIONS
Investment income (loss) -- net                            $       (672)  $    (88,817)  $   (154,592)  $    (65,369) $       3,913
Net realized gain (loss) on sales of investments                    902       (552,194)    (1,028,162)      (852,341)         4,149
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    20,691      6,202,768      3,369,093      2,496,726         67,718
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      20,921      5,561,757      2,186,339      1,579,016         75,780
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       52,495      1,523,764        894,628        670,318        392,027
Net transfers(1)                                                 54,392      1,912,107        294,490        635,868        215,511
Adjustments to net assets allocated to
  contracts in payout period                                         --           (682)            --             --             --
Contract terminations:
    Surrender benefits and contract charges                         (36)      (849,570)      (702,552)      (220,116)       (10,284)
    Death benefits                                                   --       (164,436)      (154,729)       (19,210)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  106,851      2,421,183        331,837      1,066,860        597,254
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  27,641     18,021,262     10,736,494      3,709,343        110,404
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    155,413   $ 26,004,202   $ 13,254,670   $  6,355,219  $     783,438
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           35,635     24,399,283     23,315,294     12,027,317        121,861
Contract purchase payments                                       59,969      1,566,134      1,338,070      1,274,625        394,360
Net transfers(1)                                                 64,921      1,873,447        278,197      1,142,714        213,388
Contract terminations:
    Surrender benefits and contract charges                         (40)    (1,021,166)    (1,405,376)      (598,993)       (10,179)
    Death benefits                                                   --       (195,285)      (307,219)       (63,930)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                160,485     26,622,413     23,218,966     13,781,733        719,430
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                              AB VP          AC VP
                                                            U.S. GOVT/     INC & GRO,       AC VP        BARON CAP    COL HI YIELD,
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                   HI GR, CL B        CL I        VAL, CL I      ASSET, INS     VS CL A
OPERATIONS
Investment income (loss) -- net                            $     63,750   $     (1,469)  $     (5,163)  $    (27,167) $      31,910
Net realized gain (loss) on sales of investments                 71,099        (85,660)         7,517        (34,736)          (633)
Distributions from capital gains                                 36,777             --             --             --          1,059
Net change in unrealized appreciation or
  depreciation of investments                                   (80,409)       531,273        423,892        483,794         28,673
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      91,217        444,144        426,246        421,891         61,009
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      165,185          2,492          3,732          2,557          1,379
Net transfers(1)                                               (645,350)        10,007        (25,380)     1,255,610         36,129
Adjustments to net assets allocated to
  contracts in payout period                                         --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                    (240,217)      (138,073)      (165,843)       (69,319)       (29,301)
    Death benefits                                             (122,174)       (63,787)        (9,486)       (47,240)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 (842,556)      (189,361)      (196,977)     1,141,608          8,207
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               4,773,990      1,766,089      1,767,705      1,154,725        548,757
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  4,022,651   $  2,020,872   $  1,996,974   $  2,718,224  $     617,973
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        3,979,753      1,914,977      1,440,064      1,188,718        506,523
Contract purchase payments                                      134,002          2,707          3,016          2,504          1,225
Net transfers(1)                                               (536,161)        13,476        (26,153)     1,189,141         32,170
Contract terminations:
    Surrender benefits and contract charges                    (196,912)      (141,973)      (129,454)       (66,658)       (25,978)
    Death benefits                                             (103,104)       (69,414)        (7,098)       (42,559)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              3,277,578      1,719,773      1,280,375      2,271,146        513,940
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT
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

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                                            DREY SOC       DREY VIF       DREY VIF        EG VA
                                                            CS MID-CAP     RESP GRO,     DISC STOCK,    SM CO STOCK,    CORE BOND,
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       GRO          INIT CL        INIT CL        INIT CL          CL 2
OPERATIONS
Investment income (loss) -- net                            $     (4,254)  $    (25,122)  $     (2,542)  $       (277)  $    393,856
Net realized gain (loss) on sales of investments                (25,399)      (220,243)       (35,306)           130          7,216
Distributions from capital gains                                     --             --             --             --          8,459
Net change in unrealized appreciation or
  depreciation of investments                                   113,794        676,153        122,451          7,718       (268,136)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      84,141        430,788         84,603          7,571        141,395
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        4,633         52,001            120            270      7,936,192
Net transfers(1)                                                189,906         70,487        (33,549)          (294)     2,914,268
Adjustments to net assets allocated to
  contracts in payout period                                         --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (8,726)       (84,993)       (10,137)           (19)      (396,411)
    Death benefits                                                   --        (26,193)        (7,953)        (3,548)       (13,875)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  185,813         11,302        (51,519)        (3,591)    10,440,174
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 215,534      1,872,236        442,774         19,184      2,663,945
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    485,488   $  2,314,326   $    475,858   $     23,164   $ 13,245,514
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          411,394      3,798,474        666,236         20,436      2,565,623
Contract purchase payments                                        4,860         86,768            169            281      7,629,877
Net transfers(1)                                                260,034        103,813        (50,706)          (229)     2,784,012
Contract terminations:
    Surrender benefits and contract charges                     (12,137)      (157,436)       (15,831)           (17)      (377,764)
    Death benefits                                                   --        (53,878)       (12,012)        (2,964)       (13,224)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                664,151      3,777,741        587,856         17,507     12,588,524
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT
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

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                                                                           EG VA          EG VA
                                                              EG VA          EG VA          EG VA       FUNDAMENTAL    FUNDAMENTAL
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                    BAL, CL 2      FUND, CL 1     FUND, CL 2    LG CAP, CL 1   LG CAP, CL 2
OPERATIONS
Investment income (loss) -- net                            $     17,738   $       (772)  $     (4,388)  $     (4,260)  $     17,976
Net realized gain (loss) on sales of investments                    610             70          2,830        (14,005)         7,269
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    61,643         44,218        194,086        210,405        276,088
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      79,991         43,516        192,528        192,140        301,333
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      753,863             --        403,866             --        802,776
Net transfers(1)                                                231,971      1,011,006      4,253,403         79,144      4,876,407
Adjustments to net assets allocated to
  contracts in payout period                                         --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (4,995)        (1,050)        (9,144)       (44,254)       (47,409)
    Death benefits                                                   --             --             --        (87,525)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  980,839      1,009,956      4,648,125        (52,635)     5,631,774
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 180,600             --             --        720,271         64,338
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,241,430   $  1,053,472   $  4,840,653   $    859,776   $  5,997,445
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          180,559             --             --        952,715         67,080
Contract purchase payments                                      694,668             --        355,066             --        686,832
Net transfers(1)                                                216,936      1,011,021      3,688,833         83,775      4,138,490
Contract terminations:
    Surrender benefits and contract charges                      (4,554)        (1,014)        (7,791)       (54,592)       (39,546)
    Death benefits                                                   --             --             --        (97,310)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,087,609      1,010,007      4,036,108        884,588      4,852,856
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                              EG VA          EG VA          EG VA          EG VA          EG VA
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                    GRO, CL 2     HI INC, CL 2   INTL EQ, CL 1  INTL EQ, CL 2  OMEGA, CL 1
OPERATIONS
Investment income (loss) -- net                            $    (13,681)  $    727,497   $      11,481  $      34,160  $    (52,250)
Net realized gain (loss) on sales of investments                 14,962         27,700             144         63,365       (97,084)
Distributions from capital gains                                     --             --              --             --            --
Net change in unrealized appreciation or
  depreciation of investments                                   336,457       (189,250)         52,629        723,886     1,505,481
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     337,738        565,947          64,254        821,411     1,356,147
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    1,551,433      4,324,285              10      2,624,113        40,219
Net transfers(1)                                                537,212      1,995,722       1,370,759      3,909,282       215,555
Adjustments to net assets allocated to
  contracts in payout period                                         --             --             (57)            --          (416)
Contract terminations:
    Surrender benefits and contract charges                    (130,525)      (238,264)         (2,857)       (61,561)     (180,982)
    Death benefits                                                   --         (3,144)         (6,317)        (3,461)     (117,505)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                1,958,120      6,078,599       1,361,538      6,468,373       (43,129)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 278,864        971,318              --        472,183     3,628,622
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  2,574,722   $  7,615,864   $   1,425,792  $   7,761,967  $  4,941,640
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          282,846        937,553              --        507,212     7,159,257
Contract purchase payments                                    1,289,784      3,938,228              10      2,470,893        64,136
Net transfers(1)                                                455,574      1,770,393       1,372,888      3,481,070       301,666
Contract terminations:
    Surrender benefits and contract charges                    (100,851)      (217,451)         (2,786)       (57,961)     (297,987)
    Death benefits                                                   --         (2,729)         (6,374)        (3,875)     (179,604)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,927,353      6,425,994       1,363,738      6,397,339     7,047,468
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                              EG VA          EG VA          EG VA          EG VA          EG VA
                                                              OMEGA,        SPECIAL        SPECIAL        SPECIAL       STRATEGIC
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       CL 2         EQ, CL 2      VAL, CL 1      VAL, CL 2      INC, CL 1
OPERATIONS
Investment income (loss) -- net                            $    (42,082)  $     (4,745)  $    (75,449)  $    (41,542)  $    450,500
Net realized gain (loss) on sales of investments                 48,514          2,131       (101,087)        38,492        126,364
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                 1,081,956        144,550      1,951,353      1,080,368         80,404
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                   1,088,388        141,936      1,774,817      1,077,318        657,268
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    4,216,108        620,625         28,398      3,908,846         50,045
Net transfers(1)                                              1,509,312        456,751        856,312      1,533,973      1,573,257
Adjustments to net assets allocated to
  contracts in payout period                                         --             --             --             --         (1,667)
Contract terminations:
    Surrender benefits and contract charges                     (85,564)        (4,452)      (275,145)      (172,791)      (236,494)
    Death benefits                                              (14,246)       (10,294)      (189,613)        (4,884)      (206,065)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                5,625,610      1,062,630        419,952      5,265,144      1,179,076
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 829,831         25,348      6,183,869      1,112,021      3,904,162
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  7,543,829   $  1,229,914   $  8,378,638   $  7,454,483   $  5,740,506
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          861,210         26,438      5,242,872      1,165,632      3,139,931
Contract purchase payments                                    3,593,877        499,095         22,497      3,622,016         36,644
Net transfers(1)                                              1,310,047        359,983        641,270      1,448,695      1,156,338
Contract terminations:
    Surrender benefits and contract charges                     (72,227)        (3,242)      (215,676)      (160,864)      (211,466)
    Death benefits                                              (14,351)       (10,408)      (139,293)        (5,407)      (151,255)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              5,678,556        871,866      5,551,670      6,070,072      3,970,192
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                              EG VA         FID VIP        FID VIP        FID VIP        FID VIP
                                                            STRATEGIC         BAL,           BAL,       CONTRAFUND,    CONTRAFUND,
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                    INC, CL 2       SERV CL       SERV CL 2       SERV CL       SERV CL 2
OPERATIONS
Investment income (loss) -- net                            $    543,669   $      7,534   $       (530)  $    (96,354)  $    (95,434)
Net realized gain (loss) on sales of investments                  7,346           (956)            37        (62,572)        53,571
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (160,707)        73,233          7,844      2,817,067      2,360,753
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     390,308         79,811          7,351      2,658,141      2,318,890
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    5,571,165            507         52,442         56,386     13,528,564
Net transfers(1)                                              1,196,255         24,218         86,718      2,367,507      5,715,546
Adjustments to net assets allocated to
  contracts in payout period                                         --             --             --           (499)            --
Contract terminations:
    Surrender benefits and contract charges                    (152,399)       (14,703)          (153)      (370,035)      (132,645)
    Death benefits                                              (66,761)            --             --        (62,956)       (22,433)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                6,548,260         10,022        139,007      1,990,403     19,089,032
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 592,767        486,470          2,494      8,985,383      1,268,357
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  7,531,335   $    576,303   $    148,852   $ 13,633,927   $ 22,676,279
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          547,356        579,041          2,737     11,915,613      1,468,594
Contract purchase payments                                    4,885,424            538         54,526         67,514     12,845,017
Net transfers(1)                                              1,020,397         28,070         87,522      2,799,255      5,558,971
Contract terminations:
    Surrender benefits and contract charges                    (133,987)       (16,658)          (169)      (446,324)      (128,461)
    Death benefits                                              (59,282)            --             --        (76,132)       (19,735)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              6,259,908        590,991        144,616     14,259,926     19,724,386
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                             FID VIP        FID VIP        FID VIP        FID VIP        FID VIP
                                                            DYN APPR,      GRO & INC,     GRO & INC,        GRO,           GRO,
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                    SERV CL 2       SERV CL       SERV CL 2       SERV CL       SERV CL 2
OPERATIONS
Investment income (loss) -- net                            $    (12,337)  $    (29,305)  $       (847)  $     (2,571)  $    (12,541)
Net realized gain (loss) on sales of investments                  2,343       (131,225)          (289)       (11,773)        17,215
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   207,860      1,269,663         10,512         83,234        289,179
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     197,866      1,109,133          9,376         68,890        293,853
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      112,868        275,059         98,437          4,975      1,033,515
Net transfers(1)                                                419,882        976,011         56,114          7,962        890,238
Adjustments to net assets allocated to
  contracts in payout period                                         --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (21,035)      (379,126)        (1,075)        (2,170)       (18,392)
    Death benefits                                                   --       (133,346)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  511,715        738,598        153,476         10,767      1,905,361
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 643,155      4,548,905          2,045        210,061        236,879
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,352,736   $  6,396,636   $    164,897   $    289,718   $  2,436,093
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          739,894      6,160,750          2,417        367,261        318,865
Contract purchase payments                                      116,301        325,551        100,718          7,536      1,110,887
Net transfers(1)                                                428,062      1,263,026         58,794         14,403        994,913
Contract terminations:
    Surrender benefits and contract charges                     (21,360)      (473,912)        (1,103)        (3,167)       (19,635)
    Death benefits                                                   --       (163,388)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,262,897      7,112,027        160,826        386,033      2,405,030
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                             FID VIP        FID VIP        FID VIP        FID VIP        FID VIP
                                                             HI INC,        HI INC,        MID CAP,       MID CAP,      OVERSEAS,
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                     SERV CL       SERV CL 2       SERV CL       SERV CL 2       SERV CL
OPERATIONS
Investment income (loss) -- net                            $    164,540   $     41,672   $   (262,612)  $   (127,244)  $       (755)
Net realized gain (loss) on sales of investments                 12,455         20,997        (25,810)        44,611       (219,554)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   629,596        218,141      8,367,443      4,211,679        444,170
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     806,591        280,810      8,079,021      4,129,046        223,861
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       68,321        386,272        325,273      6,968,934          4,007
Net transfers(1)                                              1,407,190        585,788      1,135,655      5,821,028     (1,099,586)
Adjustments to net assets allocated to
  contracts in payout period                                       (852)            --         (1,578)            --             --
Contract terminations:
    Surrender benefits and contract charges                    (220,380)       (41,026)    (1,783,535)      (348,408)       (67,615)
    Death benefits                                              (22,592)            --       (216,373)      (117,952)       (20,073)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                1,231,687        931,034       (540,558)    12,323,602     (1,183,267)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               2,678,836        750,535     23,233,312      5,256,962      2,249,366
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  4,717,114   $  1,962,379   $ 30,771,775   $ 21,709,610   $  1,289,960
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        3,652,164        807,847     21,506,983      5,711,310      4,499,373
Contract purchase payments                                       82,687        356,024        243,962      6,676,709          6,123
Net transfers(1)                                              1,693,621        564,504        800,519      5,663,301     (2,592,502)
Contract terminations:
    Surrender benefits and contract charges                    (299,966)       (37,982)    (1,558,172)      (340,654)      (119,050)
    Death benefits                                              (25,497)            --       (198,988)      (118,582)       (37,928)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              5,103,009      1,690,393     20,794,304     17,592,084      1,756,016
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                             FID VIP         FTVIPT         FTVIPT        FTVIPT         FTVIPT
                                                            OVERSEAS,      FRANK INC      FRANK REAL   FRANK SM MID     FRANK SM
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                    SERV CL 2      SEC, CL 2      EST, CL 2    CAP GRO, CL 2  CAP VAL, CL 2
OPERATIONS
Investment income (loss) -- net                            $     (1,819)  $    385,460   $     77,032  $    (207,334) $     (23,245)
Net realized gain (loss) on sales of investments                  6,651        (58,331)       115,104       (459,330)        22,549
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    76,847      2,527,319      2,014,983      5,593,099        791,234
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      81,679      2,854,448      2,207,119      4,926,435        790,538
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      252,812      1,047,928      1,071,351      2,037,906      2,023,783
Net transfers(1)                                                 94,664      2,845,390        255,644      1,957,581      1,553,405
Adjustments to net assets allocated to
  contracts in payout period                                         --             --             --         (1,547)            --
Contract terminations:
    Surrender benefits and contract charges                      (8,554)      (609,061)      (389,530)      (616,277)       (57,707)
    Death benefits                                               (5,383)      (113,922)      (154,737)       (50,797)        (8,977)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  333,539      3,170,335        782,728      3,326,866      3,510,504
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  46,183      8,367,844      6,714,747     13,040,523        467,964
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    461,401   $ 14,392,627   $  9,704,594  $  21,293,824  $   4,769,006
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           61,348      8,186,798      4,993,101     26,272,428        545,291
Contract purchase payments                                      251,267        930,752        842,735      3,428,166      2,147,154
Net transfers(1)                                                103,840      2,436,389        134,006      3,223,951      1,578,521
Contract terminations:
    Surrender benefits and contract charges                      (8,385)      (548,625)      (262,729)    (1,075,425)       (52,600)
    Death benefits                                               (5,310)       (96,550)      (103,359)       (89,542)        (8,932)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                402,760     10,908,764      5,603,754     31,759,578      4,209,434
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                           FTVIPT MUTUAL     FTVIPT         FTVIPT                        GS VIT
                                                            SHARES SEC,   TEMP DEV MKTS    TEMP FOR        GS VIT          CORE
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       CL 2         SEC, CL 2     SEC, CL 2       CAP GRO        U.S. EQ
OPERATIONS
Investment income (loss) -- net                            $    (181,794) $      (1,577) $     22,044   $    (13,541)  $    (38,694)
Net realized gain (loss) on sales of investments                (127,223)         7,696        36,586       (103,015)      (227,627)
Distributions from capital gains                                      --             --            --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  9,879,487        183,580     2,350,185        322,790      1,821,994
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    9,570,470        189,699     2,408,815        206,234      1,555,673
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    27,983,485            580     2,692,311            288        452,938
Net transfers(1)                                              15,208,522        173,555     3,609,463         97,270        555,893
Adjustments to net assets allocated to
  contracts in payout period                                          --         (1,339)           --             --             --
Contract terminations:
    Surrender benefits and contract charges                   (1,372,032)        (5,768)     (646,018)      (101,561)      (469,096)
    Death benefits                                              (410,439)            --       (71,859)       (29,169)      (143,264)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                41,409,536        167,028     5,583,897        (33,172)       396,471
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               22,652,902        282,484     4,805,904      1,026,937      5,677,789
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  73,632,908  $     639,211  $ 12,798,616   $  1,199,999   $  7,629,933
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        22,022,418        361,937     6,890,184      1,682,698      9,143,529
Contract purchase payments                                    24,384,599            636     3,042,771            482        623,967
Net transfers(1)                                              13,341,202        156,309     4,465,058        124,002        738,384
Contract terminations:
    Surrender benefits and contract charges                   (1,229,956)        (6,386)     (735,427)      (155,009)      (683,419)
    Death benefits                                              (357,978)            --       (93,764)       (37,793)      (223,798)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              58,160,285        512,496    13,568,822      1,614,380      9,598,663
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                                             GS VIT         JANUS       JANUS ASPEN    JANUS ASPEN
                                                              GS VIT        MID CAP         ASPEN       GLOBAL TECH,      LG CAP
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                     INTL EQ          VAL         BAL, INST         SERV        GRO, SERV
OPERATIONS
Investment income (loss) -- net                            $     15,237   $    (38,776)  $     86,504   $    (13,537)  $    (78,168)
Net realized gain (loss) on sales of investments                (32,450)         6,833       (235,632)      (153,578)      (982,383)
Distributions from capital gains                                     --        109,793             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   159,353      2,090,304      1,448,742        484,895      2,399,933
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     142,140      2,168,154      1,299,614        317,780      1,339,382
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                           --        433,048         35,132          6,112         14,755
Net transfers(1)                                                 88,226        547,976       (147,699)       300,201       (159,867)
Adjustments to net assets allocated to
  contracts in payout period                                         --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (6,686)      (329,591)      (914,804)       (27,663)      (678,668)
    Death benefits                                                   --        (15,741)      (243,560)        (7,803)       (56,970)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   81,540        635,692     (1,270,931)       270,847       (880,750)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 433,268      8,054,430     11,432,928        639,864      5,105,009
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    656,948   $ 10,858,276   $ 11,461,611   $  1,228,491   $  5,563,641
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          797,546      5,521,752      8,096,351      2,604,687     11,718,100
Contract purchase payments                                           --        277,416         25,032         17,792         27,414
Net transfers(1)                                                121,698        306,816       (111,900)       970,078       (374,843)
Contract terminations:
    Surrender benefits and contract charges                     (10,935)      (216,449)      (622,600)       (94,119)    (1,395,490)
    Death benefits                                                   --        (10,194)      (169,524)       (23,872)      (115,803)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                908,309      5,879,341      7,217,359      3,474,566      9,859,378
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                              JANUS       JANUS ASPEN    JANUS ASPEN      JPM U.S.
                                                            ASPEN INTL      MID CAP       WORLD GRO,       LG CAP         LAZARD
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                    GRO, SERV      GRO, SERV         INST         CORE EQ       RETIRE EQ
OPERATIONS
Investment income (loss) -- net                            $    (16,578)  $    (29,533)  $    (13,019)  $    (10,655)  $     (2,212)
Net realized gain (loss) on sales of investments               (400,884)      (340,404)      (376,316)       (92,914)        (4,265)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                 1,382,439        922,051      1,261,226        398,130         59,652
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     964,977        552,114        871,891        294,561         53,175
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        2,882          6,013         17,161        143,947          5,200
Net transfers(1)                                                503,368         42,873        (76,382)       175,601         61,993
Adjustments to net assets allocated to
  contracts in payout period                                         --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                    (165,388)      (113,374)      (287,577)      (106,809)        (5,011)
    Death benefits                                              (34,857)          (806)       (55,836)       (15,885)        (8,021)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  306,005        (65,294)      (402,634)       196,854         54,161
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               2,781,833      1,790,459      4,256,506      1,145,549        239,848
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  4,052,815   $  2,277,279   $  4,725,763   $  1,636,964   $    347,184
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        6,767,430      6,637,799      4,304,761      1,913,539        307,862
Contract purchase payments                                        6,121         16,932         17,670        207,634          5,770
Net transfers(1)                                              1,037,097        103,391        (79,104)       245,258         67,325
Contract terminations:
    Surrender benefits and contract charges                    (378,558)      (379,464)      (281,444)      (173,221)        (6,138)
    Death benefits                                              (76,344)        (3,282)       (53,035)       (26,602)       (11,395)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              7,355,746      6,375,376      3,908,848      2,166,608        363,424
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                              LAZARD       LIB ASSET                    LIB FEDERAL     LIB SM CO
                                                              RETIRE       ALLOC VS,        LIB EQ        SEC VS,        GRO VS,
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                     INTL EQ          CL A         VS, CL A         CL A           CL A
OPERATIONS
Investment income (loss) -- net                            $     (3,617)  $     (7,593)  $     (8,414)  $    (20,527)  $     (1,773)
Net realized gain (loss) on sales of investments                  3,332          5,073         (6,311)         8,103          1,478
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    80,851        152,667        232,526         39,372         75,694
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      80,566        150,147        217,801         26,948         75,399
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        3,802            230          5,147         10,141            520
Net transfers(1)                                                146,824        747,507        365,806      2,059,700        157,485
Adjustments to net assets allocated to
  contracts in payout period                                         --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (13,085)       (21,840)       (24,644)       (58,320)          (318)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  137,541        725,897        346,309      2,011,521        157,687
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 224,198             --        625,839             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    442,305   $    876,044   $  1,189,949   $  2,038,469   $    233,086
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          359,631             --      1,135,008             --             --
Contract purchase payments                                        5,652            205          8,128         10,314            368
Net transfers(1)                                                213,631        748,907        655,290      2,064,624        155,217
Contract terminations:
    Surrender benefits and contract charges                     (18,351)       (19,459)       (38,846)       (58,177)          (249)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                560,563        729,653      1,759,580      2,016,761        155,336
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                             MFS INV          MFS            MFS            MFS            MFS
                                                            GRO STOCK,     INV TRUST,     INV TRUST,      NEW DIS,       NEW DIS,
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                     SERV CL        INIT CL        SERV CL        INIT CL        SERV CL
OPERATIONS
Investment income (loss) -- net                            $    (50,356)  $    (36,839)  $     (3,870)  $    (66,697)  $    (27,368)
Net realized gain (loss) on sales of investments               (163,053)      (163,403)       (10,009)      (281,291)       (27,824)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   990,798      1,162,825        106,436      1,482,226        656,849
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     777,389        962,583         92,557      1,134,238        601,657
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      634,635        302,536         54,065         25,046      1,171,465
Net transfers(1)                                                221,323        663,299         29,779      1,142,831        752,700
Adjustments to net assets allocated to
  contracts in payout period                                       (343)            --             --             --           (383)
Contract terminations:
    Surrender benefits and contract charges                    (144,522)      (236,844)       (16,922)      (154,560)       (68,438)
    Death benefits                                              (51,100)      (145,997)        (1,240)      (247,130)        (5,045)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  659,993        582,994         65,682        766,187      1,850,299
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               3,648,427      4,402,827        462,194      3,787,756      1,302,441
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  5,085,809   $  5,948,404   $    620,433   $  5,688,181   $  3,754,397
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        7,265,543      6,638,094        724,244      6,008,586      2,079,412
Contract purchase payments                                      883,910        430,081         59,417         30,534      1,358,522
Net transfers(1)                                                280,240        928,762         36,522      1,480,037      1,035,509
Contract terminations:
    Surrender benefits and contract charges                    (260,780)      (332,828)       (25,926)      (217,174)       (96,502)
    Death benefits                                              (94,800)      (209,114)        (2,030)      (366,173)        (6,172)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              8,074,113      7,454,995        792,227      6,935,810      4,370,769
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                               MFS            MFS            MFS            MFS            MFS
                                                            RESEARCH,     TOTAL RETURN,  TOTAL RETURN,   UTILITIES,     UTILITIES,
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                     INIT CL        INIT CL        SERV CL        INIT CL        SERV CL
OPERATIONS
Investment income (loss) -- net                            $    (23,471)  $         670  $      47,399  $     71,991   $      1,019
Net realized gain (loss) on sales of investments               (804,253)           (203)       (68,007)     (960,483)         3,160
Distributions from capital gains                                     --              --             --            --             --
Net change in unrealized appreciation or
  depreciation of investments                                 1,455,540          19,211      5,309,360     3,447,816        191,641
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     627,816          19,678      5,288,752     2,559,324        195,820
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        7,261           1,600     16,061,288       250,347        343,187
Net transfers(1)                                               (149,706)         21,597     11,336,826      (212,007)       458,411
Adjustments to net assets allocated to
  contracts in payout period                                         --              --             --            --             --
Contract terminations:
    Surrender benefits and contract charges                    (484,099)         (5,333)    (1,199,250)     (556,921)       (14,687)
    Death benefits                                             (106,426)             --       (384,244)     (197,213)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 (732,970)         17,864     25,814,620      (715,794)       786,911
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               3,001,062         126,858     23,042,150     8,276,955        245,613
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  2,895,908   $     164,400  $  54,145,522  $ 10,120,485   $  1,228,344
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        5,286,179         119,458     22,603,015    14,536,164        402,665
Contract purchase payments                                       10,455           1,486     15,020,401       401,031        337,722
Net transfers(1)                                               (172,145)         18,539     10,498,995      (384,775)       447,891
Contract terminations:
    Surrender benefits and contract charges                    (810,068)         (4,755)    (1,122,194)     (825,274)       (14,517)
    Death benefits                                             (189,429)             --       (374,915)     (344,384)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              4,124,992         134,728     46,625,302    13,382,762      1,173,761
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                                             OPCAP          OPCAP          OPCAP          OPPEN
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                     OPCAP EQ       MANAGED         SM CAP      U.S. GOVT INC  CAP APPR VA
OPERATIONS
Investment income (loss) -- net                            $       (595)  $     28,008   $    (36,270)  $      84,083  $    (52,189)
Net realized gain (loss) on sales of investments                (61,962)      (134,242)        (6,348)         29,395      (287,863)
Distributions from capital gains                                     --             --             --          69,636            --
Net change in unrealized appreciation or
  depreciation of investments                                   396,212      1,203,482        963,248        (185,029)    1,660,568
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     333,655      1,097,248        920,630          (1,915)    1,320,516
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        5,044         19,843          7,424           6,148        13,657
Net transfers(1)                                                (22,427)       (75,548)        10,565         217,089       132,953
Adjustments to net assets allocated to
  contracts in payout period                                         --           (335)            --            (723)           --
Contract terminations:
    Surrender benefits and contract charges                    (131,750)      (670,540)      (214,851)       (353,506)     (455,775)
    Death benefits                                               (7,438)       (48,466)       (11,622)        (42,146)      (46,012)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 (156,571)      (775,046)      (208,484)       (173,138)     (355,177)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               1,358,861      6,085,346      2,399,831       5,566,751     4,853,774
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,535,945   $  6,407,548   $  3,111,977   $   5,391,698  $  5,819,113
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        1,472,837      3,505,096      2,331,291       3,728,040     4,574,356
Contract purchase payments                                        5,153         10,972          6,698           4,170        12,086
Net transfers(1)                                                (24,962)       (47,906)         9,125         138,837        92,771
Contract terminations:
    Surrender benefits and contract charges                    (133,243)      (368,659)      (188,248)       (236,779)     (392,096)
    Death benefits                                               (7,229)       (25,591)        (9,683)        (28,286)      (39,781)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,312,556      3,073,912      2,149,183       3,605,982     4,247,336
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                              OPPEN          OPPEN          OPPEN                         OPPEN
                                                             CAP APPR        GLOBAL       GLOBAL SEC       OPPEN          HI INC
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                     VA, SERV        SEC VA        VA, SERV      HI INC VA       VA, SERV
OPERATIONS
Investment income (loss) -- net                            $    (19,391)  $     (1,134)  $    (19,769)  $    175,150   $      4,373
Net realized gain (loss) on sales of investments                 11,460         (2,938)        71,843       (121,278)         5,777
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   507,349         65,700        766,310        550,774        263,211
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     499,418         61,628        818,384        604,646        273,361
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    2,222,093            250      1,337,634          6,225      2,300,977
Net transfers(1)                                              1,464,555         (2,101)     2,083,318        (86,346)     1,093,159
Adjustments to net assets allocated to
  contracts in payout period                                         --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (15,864)          (772)       (29,202)      (207,454)       (55,013)
    Death benefits                                              (17,887)            --        (11,019)       (45,329)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                3,652,897         (2,623)     3,380,731       (332,904)     3,339,123
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 279,414        152,205        396,302      2,904,033        225,299
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  4,431,729   $    211,210   $  4,595,417   $  3,175,775   $  3,837,783
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          355,858        153,527        512,719      3,064,878        234,815
Contract purchase payments                                    2,244,408            269      1,452,443          6,035      2,096,575
Net transfers(1)                                              1,520,934         (2,011)     2,248,138        (88,336)       985,774
Contract terminations:
    Surrender benefits and contract charges                     (17,193)          (708)       (30,681)      (197,440)       (49,334)
    Death benefits                                              (21,209)            --        (10,022)       (42,893)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              4,082,798        151,077      4,172,597      2,742,244      3,267,830
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                                          OPPEN MAIN ST     OPPEN          OPPEN          PUT VT
                                                              OPPEN        SM CAP VA,     STRATEGIC      STRATEGIC       DIV INC,
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                    MAIN ST VA        SERV         BOND VA      BOND VA, SERV     CL IA
OPERATIONS
Investment income (loss) -- net                            $     (1,685)  $    (19,455)  $     14,931   $      (3,080) $    445,351
Net realized gain (loss) on sales of investments                (28,053)        21,206            (59)         21,322      (155,767)
Distributions from capital gains                                     --             --             --              --            --
Net change in unrealized appreciation or
  depreciation of investments                                   110,862        579,056         32,626         918,936       674,153
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      81,124        580,807         47,498         937,178       963,737
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                          240      1,913,564             --      11,700,288         8,538
Net transfers(1)                                                (26,439)     1,254,590         (2,210)      4,384,885      (332,165)
Adjustments to net assets allocated to
  contracts in payout period                                         --             --             --              --          (902)
Contract terminations:
    Surrender benefits and contract charges                     (15,814)       (66,689)       (11,279)       (306,069)     (601,123)
    Death benefits                                               (9,276)          (983)       (10,992)           (827)      (19,520)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  (51,289)     3,100,482        (24,481)     15,778,277      (945,172)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 379,439        341,845        307,757         868,149     5,639,911
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    409,274   $  4,023,134   $    330,774   $  17,583,604  $  5,658,476
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          538,150        422,940        267,869         840,816     4,181,040
Contract purchase payments                                          315      1,806,511             --      10,497,831         5,747
Net transfers(1)                                                (38,789)     1,187,551         (2,884)      3,891,770      (227,815)
Contract terminations:
    Surrender benefits and contract charges                     (21,940)       (64,209)        (8,281)       (278,454)     (409,712)
    Death benefits                                              (13,156)          (905)        (9,437)           (709)      (12,904)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                464,580      3,351,888        247,267      14,951,254     3,536,356
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                              PUT VT         PUT VT         PUT VT         PUT VT     PUT VT HEALTH
                                                             DIV INC,      GLOBAL EQ,     GRO & INC,     GRO & INC,    SCIENCES,
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                      CL IB          CL IA          CL IA          CL IB         CL IB
OPERATIONS
Investment income (loss) -- net                            $    230,243   $     (2,970)  $     72,074   $     48,632  $      (7,317)
Net realized gain (loss) on sales of investments                (44,773)      (237,802)      (447,037)      (326,525)         1,703
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   324,846        647,236      2,775,711      2,975,643        129,461
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     510,316        406,464      2,400,748      2,697,750        123,847
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        5,518          2,823         33,019        827,373        622,942
Net transfers(1)                                               (176,201)       (28,712)       (82,973)       202,364        498,904
Adjustments to net assets allocated to
  contracts in payout period                                         --             --           (571)            --             --
Contract terminations:
    Surrender benefits and contract charges                    (182,950)      (127,240)    (1,167,894)      (662,627)       (12,809)
    Death benefits                                              (49,182)            --        (57,625)       (53,433)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 (402,815)      (153,129)    (1,276,044)       313,677      1,109,037
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               3,030,281      1,561,467     10,296,001     10,181,725        223,791
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  3,137,782   $  1,814,802   $ 11,420,705   $ 13,193,152  $   1,456,675
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        2,872,169      2,036,205      6,087,026     11,965,038        261,236
Contract purchase payments                                        5,094          3,419         18,803        906,899        618,390
Net transfers(1)                                               (160,412)       (41,153)       (53,765)       281,183        525,721
Contract terminations:
    Surrender benefits and contract charges                    (161,041)      (145,503)      (657,905)      (707,137)       (14,558)
    Death benefits                                              (43,531)            --        (31,916)       (62,184)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              2,512,279      1,852,968      5,362,243     12,383,799      1,390,789
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                              PUT VT         PUT VT                        PUT VT         PUT VT
                                                            HI YIELD,      HI YIELD,        PUT VT        INTL EQ,      INTL GRO &
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                      CL IA          CL IB        INC, CL IB       CL IB        INC, CL IB
OPERATIONS
Investment income (loss) -- net                            $    230,168   $    127,376   $      4,955   $    (86,347)  $        (44)
Net realized gain (loss) on sales of investments               (228,570)       (69,675)         3,450       (364,589)       (12,891)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   540,035        248,743           (395)     4,579,970         13,666
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     541,633        306,444          8,010      4,129,034            731
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        4,857          2,961        111,474      3,018,238             --
Net transfers(1)                                               (152,884)       (73,370)       (45,297)     1,063,621        (23,400)
Adjustments to net assets allocated to
  contracts in payout period                                       (259)            --             --         (1,817)            --
Contract terminations:
    Surrender benefits and contract charges                    (293,962)       (86,463)        (7,380)      (993,889)           (11)
    Death benefits                                              (24,886)       (11,205)            --        (54,380)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 (467,134)      (168,077)        58,797      3,031,773        (23,411)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               2,385,129      1,339,357        166,367     13,368,079         29,791
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  2,459,628   $  1,477,724   $    233,174   $ 20,528,886   $      7,111
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        1,897,779      1,408,848        143,553     23,039,507         41,626
Contract purchase payments                                        3,398          2,941        105,103      3,752,554             --
Net transfers(1)                                               (110,886)       (73,442)       (35,220)     1,429,312        (34,290)
Contract terminations:
    Surrender benefits and contract charges                    (208,301)       (82,363)        (5,948)    (1,644,559)           (15)
    Death benefits                                              (17,659)       (10,281)            --        (93,695)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,564,331      1,245,703        207,488     26,483,119          7,321
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                              PUT VT         PUT VT         PUT VT         PUT VT         PUT VT
                                                             INTL NEW       NEW OPP,      RESEARCH,        VISTA,        VOYAGER,
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                    OPP, CL IB       CL IA          CL IB          CL IB          CL IA
OPERATIONS
Investment income (loss) -- net                            $    (22,595)  $    (77,968)  $     (2,092)  $   (156,912)  $     (8,146)
Net realized gain (loss) on sales of investments                 (4,468)      (669,773)           870     (1,415,395)      (162,660)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   703,571      2,211,785         47,581      4,715,934        395,234
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     676,508      1,464,044         46,359      3,143,627        224,428
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       14,359         21,067         70,484        322,446          1,895
Net transfers(1)                                                522,662       (301,334)       179,538       (438,877)       (48,962)
Adjustments to net assets allocated to
  contracts in payout period                                         --            (33)            --         (1,381)           (63)
Contract terminations:
    Surrender benefits and contract charges                     (81,596)      (606,091)       (11,655)      (558,011)       (59,381)
    Death benefits                                              (18,631)       (26,257)            --       (106,745)       (22,734)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  436,794       (912,648)       238,367       (782,568)      (129,245)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               1,790,911      5,306,518         52,229     10,597,112      1,038,651
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  2,904,213   $  5,857,914   $    336,955   $ 12,958,171   $  1,133,834
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        3,772,323      4,079,325         64,701     27,089,999      1,024,896
Contract purchase payments                                       27,813         15,474         75,484        650,053          1,718
Net transfers(1)                                                857,820       (220,929)       207,519     (1,246,800)       (48,469)
Contract terminations:
    Surrender benefits and contract charges                    (155,449)      (413,672)       (13,108)    (1,245,509)       (51,738)
    Death benefits                                              (36,108)       (18,509)            --       (254,239)       (20,029)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              4,466,399      3,441,689        334,596     24,993,504        906,378
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                              PUT VT
                                                             VOYAGER,        ROYCE          ROYCE         STI CVT        STI CVT
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    CL IB        MICRO-CAP        SM-CAP      CAP APPR(2)    GRO & INC(2)
OPERATIONS
Investment income (loss) -- net                            $    (41,676)  $    (39,754)  $    (38,103)  $     (3,777)  $       (109)
Net realized gain (loss) on sales of investments               (643,305)       (85,201)      (104,626)         1,426            475
Distributions from capital gains                                     --        129,705        174,191             --             --
Net change in unrealized appreciation or
  depreciation of investments                                 1,537,359        972,009        789,761         57,219         30,588
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     852,378        976,759        821,223         54,868         30,954
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        8,923        171,747        158,875        356,052        198,466
Net transfers(1)                                               (175,780)      (268,465)      (374,033)       282,976         75,935
Adjustments to net assets allocated to
  contracts in payout period                                         --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                    (247,327)       (79,547)      (100,688)        (2,928)          (482)
    Death benefits                                              (39,109)       (72,900)       (33,624)       (12,248)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 (453,293)      (249,165)      (349,470)       623,852        273,919
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               3,973,645      2,748,116      2,594,121             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  4,372,730   $  3,475,710   $  3,065,874   $    678,720   $    304,873
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        4,079,873      2,097,522      1,931,948             --             --
Contract purchase payments                                        8,733         92,493         94,256        325,908        180,453
Net transfers(1)                                               (168,652)      (319,588)      (294,189)       252,092         65,511
Contract terminations:
    Surrender benefits and contract charges                    (237,734)       (50,291)       (64,838)        (2,584)          (416)
    Death benefits                                              (37,285)       (45,154)       (25,330)       (11,109)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              3,644,935      1,774,982      1,641,847        564,307        245,548
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                                            STI CVT                       STI CVT        STI CVT
                                                             STI CVT         INVEST        STI CVT         SM CAP        VAL INC
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                  INTL EQ(2)     GR BOND(2)    MID-CAP EQ(2)   VAL EQ(2)       STOCK(2)
OPERATIONS
Investment income (loss) -- net                            $        (15)  $      2,864   $          11  $       (785)  $        463
Net realized gain (loss) on sales of investments                    106           (258)            379         2,094          1,950
Distributions from capital gains                                     --             --              --            --             --
Net change in unrealized appreciation or
  depreciation of investments                                     4,113         (1,340)          9,946        44,712         31,876
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       4,204          1,266          10,336        46,021         34,289
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        2,932        284,588          66,659       220,934        198,951
Net transfers(1)                                                 16,189         20,639          30,589        59,183         71,122
Adjustments to net assets allocated to
  contracts in payout period                                         --             --              --            --             --
Contract terminations:
    Surrender benefits and contract charges                         (21)        (2,659)             --           (33)        (7,844)
    Death benefits                                                   --             --              --        (7,080)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   19,100        302,568          97,248       273,004        262,229
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --              --            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     23,304   $    303,834   $     107,584  $    319,025   $    296,518
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --              --            --             --
Contract purchase payments                                        2,874        280,919          56,912       184,866        179,767
Net transfers(1)                                                 13,337         20,388          25,057        48,840         61,645
Contract terminations:
    Surrender benefits and contract charges                         (16)        (2,627)             --           (25)        (6,636)
    Death benefits                                                   --             --              --        (5,843)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 16,195        298,680          81,969       227,838        234,776
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                                            VANK LIT       VANK LIT       VANK UIF
                                                            THIRD AVE      COMSTOCK,      GRO & INC,     U.S. REAL        WANGER
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       VAL           CL II          CL II        EST, CL I     INTL SM CAP
OPERATIONS
Investment income (loss) -- net                            $    (50,846)  $    (16,937)  $     (8,144)  $     (2,817)  $    (29,983)
Net realized gain (loss) on sales of investments                 60,881         31,005          1,975           (776)      (188,631)
Distributions from capital gains                                 65,491             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                 1,156,053        548,949        248,501         70,691      1,266,881
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                   1,231,579        563,017        242,332         67,098      1,048,267
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      154,400      2,038,082      1,017,167        233,142          5,401
Net transfers(1)                                               (136,896)     1,778,433        972,400        339,059      1,566,093
Adjustments to net assets allocated to
  contracts in payout period                                         --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                    (536,571)      (169,442)       (24,768)          (419)      (118,756)
    Death benefits                                              (86,442)            --             --             --           (907)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 (605,509)     3,647,073      1,964,799        571,782      1,451,831
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               3,775,652        567,046        119,687         57,552        811,066
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  4,401,722   $  4,777,136   $  2,326,818   $    696,432   $  3,311,164
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        2,861,066        578,325        124,389         59,897      1,688,454
Contract purchase payments                                       96,166      1,785,163        907,415        182,096          8,202
Net transfers(1)                                               (187,127)     1,552,059        887,668        283,411      2,239,149
Contract terminations:
    Surrender benefits and contract charges                    (337,621)      (149,110)       (22,572)          (351)      (192,592)
    Death benefits                                              (53,340)            --             --             --         (1,193)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              2,379,144      3,766,437      1,896,900        525,053      3,742,020
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                                                                           WF ADV
                                                           WANGER U.S.       WF ADV         WF ADV          C&B           WF ADV
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                      SM CO       ASSET ALLOC       EQ INC       LG CAP VAL     LG CO CORE
OPERATIONS
Investment income (loss) -- net                            $    (16,867)  $     57,832   $     23,454   $      8,200   $    (22,707)
Net realized gain (loss) on sales of investments                (13,276)      (772,359)      (370,607)      (102,648)      (116,460)
Distributions from capital gains                                     --             --        338,928             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   401,520      6,014,345      2,948,353        818,498        464,150
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     371,377      5,299,818      2,940,128        724,050        324,983
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       70,084      1,482,797        604,434        184,753        112,967
Net transfers(1)                                                165,555      1,340,318      1,028,584        379,241        190,195
Adjustments to net assets allocated to
  contracts in payout period                                         --         (2,070)            --           (587)            --
Contract terminations:
    Surrender benefits and contract charges                     (50,149)    (1,549,532)      (506,372)      (141,696)      (107,964)
    Death benefits                                              (12,430)      (478,322)      (126,609)       (47,580)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  173,060        793,191      1,000,037        374,131        195,198
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 949,229     26,563,632     11,746,290      2,936,816      1,468,843
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,493,666   $ 32,656,641   $ 15,686,455   $  4,034,997   $  1,989,024
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        1,191,256     34,091,458     14,016,989      3,893,441      2,889,994
Contract purchase payments                                       59,248      1,687,084        656,980        232,806        199,233
Net transfers(1)                                                140,925      1,477,368      1,099,501        425,589        321,259
Contract terminations:
    Surrender benefits and contract charges                     (51,923)    (1,900,635)      (573,702)      (169,396)      (197,575)
    Death benefits                                              (17,322)      (589,858)      (148,810)       (57,680)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,322,184     34,765,417     15,050,958      4,324,760      3,212,911
===================================================================================================================================

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                                                                                          WF ADV
                                                              WF ADV         WF ADV         WF ADV         WF ADV      TOTAL RETURN
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                    INTL CORE      LG CO GRO      MONEY MKT      SM CAP GRO        BOND
OPERATIONS
Investment income (loss) -- net                            $    (14,443)  $   (424,416)  $   (140,104)  $    (66,729)  $    293,025
Net realized gain (loss) on sales of investments                (39,496)    (1,525,524)       (16,299)      (583,286)        84,524
Distributions from capital gains                                     --             --             --             --        133,219
Net change in unrealized appreciation or
  depreciation of investments                                   431,665      8,562,969        (11,449)     2,271,722        170,825
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     377,726      6,613,029       (167,852)     1,621,707        681,593
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      186,781      1,160,603      1,375,877        314,735        253,241
Net transfers(1)                                                300,311      1,396,515     (5,318,436)       132,395       (589,903)
Adjustments to net assets allocated to
  contracts in payout period                                         --           (584)            --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (41,281)    (1,393,859)    (1,391,571)      (179,334)      (395,896)
    Death benefits                                               (8,459)      (287,865)      (729,386)       (39,580)      (105,457)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  437,352        874,810     (6,063,516)       228,216       (838,015)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               1,110,402     27,082,165     21,473,303      4,089,776     10,199,761
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,925,480   $ 34,570,004   $ 15,241,935   $  5,939,699   $ 10,043,339
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        1,983,056     51,559,212     20,466,456     16,168,580      8,504,659
Contract purchase payments                                      304,675      1,837,418      1,308,350      1,023,400        203,097
Net transfers(1)                                                449,709      2,274,446     (5,108,595)       328,520       (470,855)
Contract terminations:
    Surrender benefits and contract charges                     (70,105)    (2,405,664)    (1,326,551)      (628,701)      (318,257)
    Death benefits                                              (13,034)      (526,545)      (702,016)      (146,361)       (82,964)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              2,654,301     52,738,867     14,637,644   $ 16,745,438      7,835,680
===================================================================================================================================

(1)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) American Enterprise Life's fixed account.

(2)  For the period Jan. 29, 2003 (commencement of operations) to Dec. 31, 2003.

See accompanying notes to financial statements.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

NOTES TO FINANCIAL STATEMENTS

1.   ORGANIZATION

American Enterprise Variable Annuity Account (the Account) was established under Indiana law and the subaccounts are registered together as a single unit investment trust of American Enterprise Life under the Investment Company Act of 1940, as amended (the 1940 Act) and exists in accordance with the rules and regulations of the Indiana Department of Insurance.

The Account is used as a funding vehicle for individual variable annuity contracts issued by American Enterprise Life. The following is a list of each variable annuity product funded through the Account.

AEL Preferred Variable Annuity (Preferred)*
American Enterprise Life AEL Personal Portfolio Variable Annuity
  (Personal Portfolio) *
American Enterprise Life AEL Personal Portfolio Plus Variable Annuity
  (Port Plus)*
American Enterprise Life AEL Personal Portfolio Plus2 Variable Annuity
  (Port Plus2) *
American Express AccessChoice Select(SM) Variable Annuity (AccessChoice Select) American Express Endeavor Select(SM) Variable Annuity (Endeavor Select)
American Express FlexChoice Variable Annuity (FlexChoice)
American Express FlexChoice Select Variable Annuity (FlexChoice Select)
American Express(R) Galaxy Premier Variable Annuity (Galaxy)
American Express Innovations(R) Variable Annuity (Innovations)
American Express Innovations(R) Select Variable Annuity (Innovations Select) American Express Innovations(R) Classic Variable Annuity (Innovations Classic) American Express Innovations(R) Classic Select Variable Annuity
  (Innovations Classic Select)
American Express New Solutions(R) Variable Annuity (New Solutions)
American Express Pinnacle Variable Annuity(R) (Pinnacle)
American Express Platinum Variable Annuity(R) (Platinum)*
American Express Signature Variable Annuity(R) (Signature)
American Express(R) Signature Select Variable Annuity (Signature Select) American Express(R) Signature One Variable Annuity (Signature One)
American Express(R) Signature One Select Variable Annuity (Signature One Select) Evergreen Essential(SM) Variable Annuity (EG Essential)
Evergreen New Solutions Variable Annuity (EG New Solutions)
Evergreen New Solutions Select Variable Annuity (EG New Solutions Select) Evergreen Pathways(SM) Variable Annuity (EG Pathways)
Evergreen Pathways(SM) Select Variable Annuity (EG Pathways Select)
Evergreen Privilege(SM) Variable Annuity (EG Privilege)
Wells Fargo Advantage(R) Variable Annuity (Wells Advantage)
Wells Fargo Advantage(R) Select Variable Annuity (Wells Advantage Select)
Wells Fargo Advantage(R) Builder Variable Annuity (Wells Builder)
Wells Fargo Advantage(R) Builder Select Variable Annuity (Wells Builder Select) Wells Fargo Advantage Choice(SM) Variable Annuity (Wells Choice)
Wells Fargo Advantage Choice(SM) Select Variable Annuity (Wells Choice Select)

* New contracts are no longer being issued for this product. As a result, an annual contract prospectus and statement of additional information are no longer distributed. An annual report for this product is distributed to all current contract holders.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

The Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The name of each Fund and the corresponding subaccount name are provided below.

SUBACCOUNT                          FUND
-----------------------------------------------------------------------------------------------------------------------
AXP VP Cash Mgmt                    AXP(R) Variable Portfolio - Cash Management Fund
AXP VP Div Bond                     AXP(R) Variable Portfolio - Diversified Bond Fund
AXP VP Div Eq Inc                   AXP(R) Variable Portfolio - Diversified Equity Income Fund
AXP VP Eq Select                    AXP(R) Variable Portfolio - Equity Select Fund
AXP VP Gro                          AXP(R) Variable Portfolio - Growth Fund
AXP VP Hi Yield Bond                AXP(R) Variable Portfolio - High Yield Bond Fund
AXP VP Inc Opp                      AXP(R) Variable Portfolio - Income Opportunities Fund
AXP VP Lg Cap Eq                    AXP(R) Variable Portfolio - Large Cap Equity Fund(1)
                                      (previously AXP(R) Variable Portfolio - Capital Resource Fund)
AXP VP Lg Cap Val                   AXP(R) Variable Portfolio - Large Cap Value Fund
AXP VP Managed                      AXP(R) Variable Portfolio - Managed Fund
AXP VP New Dim                      AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)
AXP VP Ptnrs Select Val             AXP(R) Variable Portfolio - Partners Select Value Fund
AXP VP Ptnrs Sm Cap Val             AXP(R) Variable Portfolio - Partners Small Cap Value Fund
AXP VP S&P 500                      AXP(R) Variable Portfolio - S&P 500 Index Fund
AXP VP Short Duration               AXP(R) Variable Portfolio - Short Duration U.S. Government Fund
AXP VP Sm Cap Adv                   AXP(R) Variable Portfolio - Small Cap Advantage Fund
AXP VP Strategy Aggr                AXP(R) Variable Portfolio - Strategy Aggressive Fund
AXP VP THDL Emer Mkts               AXP(R) Variable Portfolio - Threadneedle Emerging Markets Fund
                                      (previously AXP(R)  Variable Portfolio - Emerging Markets Fund)
AXP VP THDL Intl                    AXP(R)  Variable Portfolio - Threadneedle International Fund
                                      (previously AXP(R)  Variable Portfolio - International Fund)
AIM VI Basic Val, Ser II            AIM V.I. Basic Value Fund, Series II Shares
AIM VI Cap Appr, Ser I              AIM V.I. Capital Appreciation Fund, Series I Shares
AIM VI Cap Appr, Ser II             AIM V.I. Capital Appreciation Fund, Series II Shares
AIM VI Cap Dev, Ser I               AIM V.I. Capital Development Fund, Series I Shares
AIM VI Cap Dev, Ser II              AIM V.I. Capital Development Fund, Series II Shares
AIM VI Core Eq, Ser I               AIM V.I. Core Equity Fund, Series I Shares
AIM VI Dent Demo Trends, Ser I      AIM V.I. Dent Demographic Trends Fund, Series I Shares
AIM VI Intl Gro, Ser I              AIM V.I. International Growth Fund, Series I Shares
AIM VI Mid Cap Core Eq, Ser II      AIM V.I. Mid Cap Core Equity Fund, Series II Shares
AIM VI Premier Eq, Ser I            AIM V.I. Premier Equity Fund, Series I Shares
AIM VI Premier Eq, Ser II           AIM V.I. Premier Equity Fund, Series II Shares
AB VP Gro & Inc, Cl B               AllianceBernstein VP Growth and Income Portfolio (Class B)
AB VP Intl Val, Cl B                AllianceBernstein VP International Value Portfolio (Class B)
AB VP Lg Cap Gro, Cl B              AllianceBernstein VP Large Cap Growth Portfolio (Class B)
                                      (previously AllianceBernstein VP Premier Growth Portfolio (Class B))
AB VP Global Tech, Cl B             AllianceBernstein VP Global Technology Portfolio (Class B)
                                      (previously AllianceBernstein VP Technology Portfolio (Class B))
AB VP Total Return, Cl B            AllianceBernstein VP Total Return Portfolio (Class B)
AB VP U.S. Govt/Hi Gr, Cl B         AllianceBernstein VP U.S. Government/High Grade Securities Portfolio (Class B)
AC VP Inc & Gro, Cl I               American Century(R) VP Income & Growth, Class I
AC VP Inflation Prot, Cl II         American Century(R) VP Inflation Protection, Class II
AC VP Intl, Cl II                   American Century(R) VP International, Class II
AC VP Ultra, Cl II                  American Century(R) VP Ultra, Class II
AC VP Val, Cl I                     American Century(R) VP Value, Class I
AC VP Val, Cl II                    American Century(R) VP Value, Class II
Baron Cap Asset, Ins                Baron Capital Asset Fund - Insurance Shares
Colonial Sm Cap Val, VS Cl B        Colonial Small Cap Value Fund, Variable Series, Class B
Col Hi Yield, VS Cl A               Columbia High Yield Fund, Variable Series, Class A
Col Hi Yield, VS Cl B               Columbia High Yield Fund, Variable Series, Class B
CS Mid-Cap Gro                      Credit Suisse Trust - Mid-Cap Growth Portfolio
Drey IP Midcap Stock, Serv Cl       Dreyfus Investment Portfolios Midcap Stock Portfolio, Service Share Class
Drey IP Tech Gro, Serv Cl           Dreyfus Investment Portfolios Technology Growth Portfolio, Service Share Class
Drey Soc Resp Gro, Init Cl          The Dreyfus Socially Responsible Growth Fund, Inc., Initial Share Class
Drey VIF Appr, Serv Cl              Dreyfus Variable Investment Fund Appreciation Portfolio, Service Share Class
Drey VIF Disc Stock, Init Cl        Dreyfus Variable Investment Fund Disciplined Stock Portfolio, Initial Share Class
Drey VIF Intl Val, Serv Cl          Dreyfus Variable Investment Fund International Value Portfolio, Service Share Class
Drey VIF Sm Co Stock, Init Cl       Dreyfus Variable Investment Fund Small Company Stock Portfolio, Initial Share Class

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

SUBACCOUNT                          FUND
----------------------------------------------------------------------------------------------------------
EG VA Core Bond, Cl 2               Evergreen VA Core Bond Fund - Class 2
EG VA Bal, Cl 2                     Evergreen VA Balanced Fund - Class 2
                                      (previously Evergreen VA Foundation Fund - Class 2)
EG VA Fund, Cl 1                    Evergreen VA Fund - Class 1(2),(3)
EG VA Fund, Cl 2                    Evergreen VA Fund - Class 2(4),(5)
EG VA Fundamental Lg Cap, Cl 1      Evergreen VA Fundamental Large Cap Fund - Class 1(3)
                                      (previously Evergreen VA Growth and Income Fund - Class 1)
EG VA Fundamental Lg Cap, Cl 2      Evergreen VA Fundamental Large Cap Fund - Class 2(5),(6)
                                      (previously Evergreen VA Growth and Income Fund - Class 2)
EG VA Gro, Cl 2                     Evergreen VA Growth Fund - Class 2(7)
EG VA Hi Inc, Cl 2                  Evergreen VA High Income Fund - Class 2
EG VA Intl Eq, Cl 1                 Evergreen VA International Equity Fund - Class 1(8)
EG VA Intl Eq, Cl 2                 Evergreen VA International Equity Fund - Class 2(9)
EG VA Omega, Cl 1                   Evergreen VA Omega Fund - Class 1
EG VA Omega, Cl 2                   Evergreen VA Omega Fund - Class 2
EG VA Special Eq, Cl 2              Evergreen VA Special Equity Fund - Class 2(7)
EG VA Special Val, Cl 1             Evergreen VA Special Values Fund - Class 1
EG VA Special Val, Cl 2             Evergreen VA Special Values Fund - Class 2
EG VA Strategic Inc, Cl 1           Evergreen VA Strategic Income Fund - Class 1
EG VA Strategic Inc, Cl 2           Evergreen VA Strategic Income Fund - Class 2
Fid VIP Bal, Serv Cl                Fidelity(R) VIP Balanced Portfolio Service Class
Fid VIP Bal, Serv Cl 2              Fidelity(R) VIP Balanced Portfolio Service Class 2
Fid VIP Contrafund, Serv Cl         Fidelity(R) VIP Contrafund(R)  Portfolio Service Class
Fid VIP Contrafund, Serv Cl 2       Fidelity(R) VIP Contrafund(R)  Portfolio Service Class 2
Fid VIP Dyn Appr, Serv Cl 2         Fidelity(R) VIP Dynamic Capital Appreciation Portfolio Service Class 2
Fid VIP Gro & Inc, Serv Cl          Fidelity(R) VIP Growth & Income Portfolio Service Class
Fid VIP Gro & Inc, Serv Cl 2        Fidelity(R) VIP Growth & Income Portfolio Service Class 2
Fid VIP Gro, Serv Cl                Fidelity(R) VIP Growth Portfolio Service Class
Fid VIP Gro, Serv Cl 2              Fidelity(R) VIP Growth Portfolio Service Class 2
Fid VIP Hi Inc, Serv Cl             Fidelity(R) VIP High Income Portfolio Service Class
Fid VIP Hi Inc, Serv Cl 2           Fidelity(R) VIP High Income Portfolio Service Class 2
Fid VIP Invest Gr, Serv Cl 2        Fidelity(R) VIP Investment Grade Bond Portfolio Service Class 2
Fid VIP Mid Cap, Serv Cl            Fidelity(R) VIP Mid Cap Portfolio Service Class
Fid VIP Mid Cap, Serv Cl 2          Fidelity(R) VIP Mid Cap Portfolio Service Class 2
Fid VIP Overseas, Serv Cl           Fidelity(R) VIP Overseas Portfolio Service Class
Fid VIP Overseas, Serv Cl 2         Fidelity(R) VIP Overseas Portfolio Service Class 2
FTVIPT Frank Inc Sec, Cl 2          FTVIPT Franklin Income Securities Fund - Class 2
FTVIPT Frank Real Est, Cl 2         FTVIPT Franklin Real Estate Fund - Class 2
FTVIPT Frank Rising Divd, Cl 2      FTVIPT Franklin Rising Dividends Securities Fund - Class 2
FTVIPT Frank Sm Mid Cap Gro, Cl 2   FTVIPT Franklin Small-Mid Cap Growth Securities Fund - Class 2
                                      (previously FTVIPT Franklin Small Cap Fund - Class 2)
FTVIPT Frank Sm Cap Val, Cl 2       FTVIPT Franklin Small Cap Value Securities Fund - Class 2
FTVIPT Mutual Shares Sec, Cl 2      FTVIPT Mutual Shares Securities Fund - Class 2
FTVIPT Temp Dev Mkts Sec, Cl 2      FTVIPT Templeton Developing Markets Securities Fund - Class 2
FTVIPT Temp For Sec, Cl 2           FTVIPT Templeton Foreign Securities Fund - Class 2
FTVIPT Temp Global Inc, Cl 2        FTVIPT Templeton Global Income Securities Fund - Class 2
FTVIPT Temp Gro Sec, Cl 2           FTVIPT Templeton Growth Securities Fund - Class 2
GS VIT Cap Gro                      Goldman Sachs VIT Capital Growth Fund
GS VIT Core U.S. Eq                 Goldman Sachs VIT CORE(SM) U.S. Equity Fund
GS VIT Intl Eq                      Goldman Sachs VIT International Equity Fund
GS VIT Mid Cap Val                  Goldman Sachs VIT Mid Cap Value Fund
Janus Aspen Bal, Inst               Janus Aspen Series Balanced Portfolio: Institutional Shares
Janus Aspen Global Tech, Serv       Janus Aspen Series Global Technology Portfolio: Service Shares
Janus Aspen Lg Cap Gro, Serv        Janus Aspen Series Large Cap Growth Portfolio: Service Shares
                                      (previously Janus Aspen Series Growth Portfolio: Service Shares)
Janus Aspen Intl Gro, Serv          Janus Aspen Series International Growth Portfolio: Service Shares
Janus Aspen Mid Cap Gro, Serv       Janus Aspen Series Mid Cap Growth Portfolio: Service Shares
Janus Aspen World Gro, Inst         Janus Aspen Series Worldwide Growth Portfolio: Institutional Shares
JPM U.S. Lg Cap Core Eq             JPMorgan U.S. Large Cap Core Equity Portfolio

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

SUBACCOUNT                          FUND
---------------------------------------------------------------------------------------------------
Lazard Retire Eq                    Lazard Retirement Equity Portfolio
Lazard Retire Intl Eq               Lazard Retirement International Equity Portfolio
Lib Asset Alloc VS, Cl A            Liberty Asset Allocation Fund, Variable Series, Class A(10)
Lib Eq VS, Cl A                     Liberty Equity Fund, Variable Series, Class A(11),(12)
Lib Federal Sec VS, Cl A            Liberty Federal Securities Fund, Variable Series, Class A(13)
Lib Sm Co Gro VS, Cl A              Liberty Small Company Growth Fund, Variable Series, Class A(14)
MFS Inv Gro Stock, Serv Cl          MFS(R) Investors Growth Stock Series - Service Class
MFS Inv Trust, Init Cl              MFS(R) Investors Trust Series - Initial Class
MFS Inv Trust, Serv Cl              MFS(R) Investors Trust Series - Service Class
MFS New Dis, Init Cl                MFS(R) New Discovery Series - Initial Class
MFS New Dis, Serv Cl                MFS(R) New Discovery Series - Service Class
MFS Research, Init Cl               MFS(R) Research Series - Initial Class
MFS Total Return, Init Cl           MFS(R) Total Return Series - Initial Class
MFS Total Return, Serv Cl           MFS(R) Total Return Series - Service Class
MFS Utilities, Init Cl              MFS(R) Utilities Series - Initial Class
MFS Utilities, Serv Cl              MFS(R) Utilities Series - Service Class
OpCap Eq                            OpCap Equity Portfolio
OpCap Managed                       OpCap Managed Portfolio
OpCap Sm Cap                        OpCap Small Cap Portfolio
OpCap U.S. Govt Inc                 OpCap U.S. Government Income Portfolio(15)
Oppen Cap Appr VA                   Oppenheimer Capital Appreciation Fund/VA
Oppen Cap Appr VA, Serv             Oppenheimer Capital Appreciation Fund/VA, Service Shares
Oppen Global Sec VA                 Oppenheimer Global Securities Fund/VA
Oppen Global Sec VA, Serv           Oppenheimer Global Securities Fund/VA, Service Shares
Oppen Hi Inc VA                     Oppenheimer High Income Fund/VA
Oppen Hi Inc VA, Serv               Oppenheimer High Income Fund/VA, Service Shares
Oppen Main St VA                    Oppenheimer Main Street Fund/VA
Oppen Main St Sm Cap VA, Serv       Oppenheimer Main Street Small Cap Fund/VA, Service Shares
Oppen Strategic Bond VA             Oppenheimer Strategic Bond Fund/VA
Oppen Strategic Bond VA, Serv       Oppenheimer Strategic Bond Fund/VA, Service Shares
Put VT Div Inc, Cl IA               Putnam VT Diversified Income Fund - Class IA Shares
Put VT Div Inc, Cl IB               Putnam VT Diversified Income Fund - Class IB Shares
Put VT Global Eq, Cl IA             Putnam VT Global Equity Fund - Class IA Shares
Put VT Gro & Inc, Cl IA             Putnam VT Growth and Income Fund - Class IA Shares
Put VT Gro & Inc, Cl IB             Putnam VT Growth and Income Fund - Class IB Shares
Put VT Health Sciences, Cl IB       Putnam VT Health Sciences Fund - Class IB Shares
Put VT Hi Yield, Cl IA              Putnam VT High Yield Fund - Class IA Shares
Put VT Hi Yield, Cl IB              Putnam VT High Yield Fund - Class IB Shares
Put VT Inc, Cl IB                   Putnam VT Income Fund - Class IB Shares
Put VT Intl Eq, Cl IB               Putnam VT International Equity Fund - Class IB Shares
Put VT Intl Gro & Inc, Cl IB        Putnam VT International Growth and Income Fund - Class IB Shares
Put VT Intl New Opp, Cl IB          Putnam VT International New Opportunities Fund - Class IB Shares
Put VT New Opp, Cl IA               Putnam VT New Opportunities Fund - Class IA Shares
Put VT Research, Cl IB              Putnam VT Research Fund - Class IB Shares
Put VT Sm Cap Val, Cl IB            Putnam VT Small Cap Value Fund - Class IB Shares
Put VT Vista, Cl IB                 Putnam VT Vista Fund - Class IB Shares
Put VT Voyager, Cl IA               Putnam VT Voyager Fund - Class IA Shares
Put VT Voyager, Cl IB               Putnam VT Voyager Fund - Class IB Shares
Royce Micro-Cap                     Royce Micro-Cap Portfolio
Royce Sm-Cap                        Royce Small-Cap Portfolio
STI CVT Cap Appr                    STI Classic Variable Trust Capital Appreciation Fund
STI CVT Gro & Inc                   STI Classic Variable Trust Growth and Income Fund
STI CVT Intl Eq                     STI Classic Variable Trust International Equity Fund
STI CVT Invest Gr Bond              STI Classic Variable Trust Investment Grade Bond Fund
STI CVT Mid-Cap Eq                  STI Classic Variable Trust Mid-Cap Equity Fund
STI CVT Sm Cap Val Eq               STI Classic Variable Trust Small Cap Value Equity Fund
STI CVT Val Inc Stock               STI Classic Variable Trust Value Income Stock Fund
Third Ave Val                       Third Avenue Value Portfolio

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

SUBACCOUNT                          FUND
----------------------------------------------------------------------------------------------------------------
VanK LIT Comstock, Cl II            Van Kampen Life Investment Trust Comstock Portfolio Class II Shares
VanK LIT Gro & Inc, Cl II           Van Kampen Life Investment Trust Growth and Income Portfolio Class II Shares
VanK UIF U.S. Real Est, Cl I        Van Kampen UIF U.S. Real Estate Portfolio Class I Shares
VanK UIF U.S. Real Est, Cl II       Van Kampen UIF U.S. Real Estate Portfolio Class II Shares
Wanger Intl Sm Cap                  Wanger International Small Cap
Wanger U.S. Sm Co                   Wanger U.S. Smaller Companies
WF Adv Asset Alloc                  Wells Fargo Advantage Asset Allocation Fund
WF Adv Eq Inc                       Wells Fargo Advantage Equity Income Fund
WF Adv C&B Lg Cap Val               Wells Fargo Advantage C&B Large Cap Value Fund
                                      (previously Wells Fargo VT Equity Value Fund)
WF Adv Lg Co Core                   Wells Fargo Advantage Large Company Core Fund
                                      (previously Wells Fargo VT Growth Fund)
WF Adv Intl Core                    Wells Fargo Advantage International Core Fund
                                      (previously Wells Fargo VT International Equity Fund)
WF Adv Lg Co Gro                    Wells Fargo Advantage Large Company Growth Fund
WF Adv Money Mkt                    Wells Fargo Advantage Money Market Fund
WF Adv Sm Cap Gro                   Wells Fargo Advantage Small Cap Growth Fund
WF Adv Total Return Bond            Wells Fargo Advantage Total Return Bond Fund

(1) AXP(R) Variable Portfolio - Blue Chip Advantage Fund merged into AXP(R) Variable Portfolio - Large Cap Equity Fund on July 9, 2004.

(2) Evergreen VA Masters Fund - Class 1 merged into Evergreen VA Fund - Class 1 on Dec. 8, 2003.

(3) Evergreen VA Fund - Class 1 merged into Evergreen VA Fundamental Large Cap Fund - Class 1 on April 15, 2005.

(4) Evergreen VA Blue Chip Fund - Class 2 and Evergreen VA Masters Fund - Class 2 merged into Evergreen VA Fund - Class 2 on Dec. 8, 2003.

(5) Evergreen VA Fund - Class 2 merged into Evergreen VA Fundamental Large Cap Fund - Class 2 on April 15, 2005.

(6) Evergreen VA Capital Growth Fund - Class 2 merged into Evergreen VA Growth and Income Fund - Class 2 on Dec. 8, 2003.

(7) Evergreen VA Special Equity Fund - Class 2 merged into Evergreen VA Growth Fund - Class 2 on April 15, 2005.

(8) Evergreen VA Global Leaders Fund - Class 1 merged into Evergreen International Equity Fund - Class 1 on Dec. 8, 2003.

(9) Evergreen VA Global Leaders Fund - Class 2 merged into Evergreen International Equity Fund - Class 2 on Dec. 8, 2003.

(10) Galaxy VIP Asset Allocation merged into Liberty Asset Allocation Fund, Variable Series, Class A on April 7, 2003.

(11) Galaxy VIP Growth and Income Fund merged into Liberty Equity Fund, Variable Series, Class A on April 14, 2003.

(12) Liberty Equity Fund, Variable Series Class A merged into Columbia Large Cap Growth Fund, Variable Series Class A on Feb. 25, 2005.

(13) Galaxy VIP Quality Plus Bond Fund merged into Liberty Federal Securities Fund, Variable Series, Class A on April 7, 2003.

(14) Galaxy VIP Small Company Growth Fund merged into Liberty Small Company Growth Fund, Variable Series, Class A on April 14, 2003.

(15) OpCap U.S. Government Income Portfolio liquidated on April 29, 2005.

The assets of each subaccount of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by American Enterprise Life.

American Enterprise Life issues the contracts that are distributed by banks and financial institutions either directly or through a network of third-party marketers.

On Feb. 1, 2005, American Express Company announced plans to pursue a spin-off of 100% of the common stock of AEFC. AEFC is the parent company of IDS Life. IDS Life is the parent company of American Enterprise Life.

The spin-off of AEFC, expected to be completed in the third quarter of 2005, is subject to certain regulatory and other approvals, as well as final approval by the board of directors of American Express Company.

Upon completion of the spin-off, AEFC will be a publicly traded company separate from American Express Company. AEFC will continue to own all the outstanding stock of IDS Life and will replace American Express Company as the ultimate control person of American Enterprise Life.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS IN THE FUNDS

Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the subaccounts' share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

VARIABLE PAYOUT

Net assets allocated to contracts in the payout period are periodically compared to a computation which uses the Annuity 2000 Basic Mortality Table and which assumes future mortality improvement. The assumed investment return is 5% unless the annuitant elects otherwise, in which case the rate would be 3.5%, as regulated by the laws of the respective states. The mortality risk is fully borne by American Enterprise Life and may result in additional amounts being transferred into the variable annuity account by American Enterprise Life to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

FEDERAL INCOME TAXES

American Enterprise Life is taxed as a life insurance company. The Account is treated as part of American Enterprise Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. American Enterprise Life will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

USE OF ESTIMATES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

RECLASSIFICATIONS

Certain items in the financial statements for the period ending Dec. 31, 2003 have been reclassified to conform to the 2004 presentation. Each subaccount of the Account may have multiple unit values to reflect the daily charge deducted for each combination of mortality and expense fee and optional riders selected. The change in the financial statement disclosure had no impact on the contract holders.

3.   VARIABLE ACCOUNT EXPENSES

American Enterprise Life makes contractual assurances to the Account that possible future adverse changes in administrative expenses and mortality experience of the contract owners and annuitants will not affect the Account.

American Enterprise Life deducts a daily mortality and expense risk fee and a daily administrative charge equal, on an annual basis, to the following percent of the average daily net assets of each subaccount.

PRODUCT                             MORTALITY AND EXPENSE RISK FEE                                        ADMINISTRATIVE CHARGE
-------------------------------------------------------------------------------------------------------------------------------
Preferred                           1.25%                                                                            0.15%

Personal Portfolio                  1.25%                                                                            0.15%

Port Plus                           1.25%                                                                            0.15%

Port Plus(2)                        1.25%                                                                            0.15%

AccessChoice Select                 1.55% to 2.05%
                                    (DEPENDING ON THE CONTRACT AND DEATH BENEFIT OPTION SELECTED)                    0.15%

Endeavor Select                     1.00% to 1.75%
                                    (DEPENDING ON THE CONTRACT AND DEATH BENEFIT OPTION SELECTED)                    0.15%

FlexChoice                          1.25% to 1.65%
                                    (DEPENDING ON THE CONTRACT AND DEATH BENEFIT OPTION SELECTED)                    0.15%

FlexChoice Select                   1.55% to 2.05%
                                    (DEPENDING ON THE CONTRACT AND DEATH BENEFIT OPTION SELECTED)                    0.15%

Galaxy                              1.00% to 1.10%
                                    (DEPENDING ON THE CONTRACT AND DEATH BENEFIT OPTION SELECTED)                    0.15%

Innovations                         0.85% to 1.70%
                                    (DEPENDING ON THE CONTRACT AND DEATH BENEFIT OPTION SELECTED)                    0.15%

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

PRODUCT                             MORTALITY AND EXPENSE RISK FEE                                        ADMINISTRATIVE CHARGE
-------------------------------------------------------------------------------------------------------------------------------
Innovations Select                  1.00% to 1.75%
                                    (DEPENDING ON THE CONTRACT AND DEATH BENEFIT OPTION SELECTED)                    0.15%

Innovations Classic                 0.85% to 1.70%
                                    (DEPENDING ON THE CONTRACT AND DEATH BENEFIT OPTION SELECTED)                    0.15%

Innovations Classic Select          1.00% to 1.75%
                                    (DEPENDING ON THE CONTRACT AND DEATH BENEFIT OPTION SELECTED)                    0.15%

New Solutions                       0.85% to 1.20%
                                    (DEPENDING ON THE CONTRACT AND DEATH BENEFIT OPTION SELECTED)                    0.15%

Pinnacle                            1.00% to 1.10%
                                    (DEPENDING ON THE CONTRACT AND DEATH BENEFIT OPTION SELECTED)                    0.15%

Platinum                            1.25%                                                                            0.15%

Signature                           1.25%                                                                            0.15%

Signature Select                    1.30% to 1.70%
                                    (DEPENDING ON THE CONTRACT AND DEATH BENEFIT OPTION SELECTED)                    0.15%

Signature One                       1.35% to 1.45%
                                    (DEPENDING ON THE CONTRACT AND DEATH BENEFIT OPTION SELECTED)                    0.15%

Signature One Select                1.60% to 2.00%
                                    (DEPENDING ON THE CONTRACT AND DEATH BENEFIT OPTION SELECTED)                    0.15%

EG Essential                        0.85% to 1.70%
                                    (DEPENDING ON THE CONTRACT AND DEATH BENEFIT OPTION SELECTED)                    0.15%

EG New Solutions                    0.85% to 1.70%
                                    (DEPENDING ON THE CONTRACT AND DEATH BENEFIT OPTION SELECTED)                    0.15%

EG New Solutions Select             1.00% to 1.75%
                                    (DEPENDING ON THE CONTRACT AND DEATH BENEFIT OPTION SELECTED)                    0.15%

EG Pathways                         1.25% to 1.65%
                                    (DEPENDING ON THE CONTRACT AND DEATH BENEFIT OPTION SELECTED)                    0.15%

EG Pathways Select                  1.55% to 2.05%
                                    (DEPENDING ON THE CONTRACT AND DEATH BENEFIT OPTION SELECTED)                    0.15%

EG Privilege                        1.25% to 1.65%
                                    (DEPENDING ON THE CONTRACT AND DEATH BENEFIT OPTION SELECTED)                    0.15%

Wells Advantage                     1.05% to 1.50%
                                    (DEPENDING ON THE CONTRACT AND DEATH BENEFIT OPTION SELECTED)                    0.15%

Wells Advantage Select              1.00% to 1.75%
                                    (DEPENDING ON THE CONTRACT AND DEATH BENEFIT OPTION SELECTED)                    0.15%

Wells Builder                       1.10% to 1.55%
                                    (DEPENDING ON THE CONTRACT AND DEATH BENEFIT OPTION SELECTED)                    0.15%

Wells Builder Select                1.25% to 1.90%
                                    (DEPENDING ON THE CONTRACT AND DEATH BENEFIT OPTION SELECTED)                    0.15%

Wells Choice                        1.25% to 1.65%
                                    (DEPENDING ON THE CONTRACT AND DEATH BENEFIT OPTION SELECTED)                    0.15%

Wells Choice Select                 1.55% to 2.05%
                                    (DEPENDING ON THE CONTRACT AND DEATH BENEFIT OPTION SELECTED)                    0.15%

4.   CONTRACT CHARGES

American Enterprise Life deducts a contract administrative charge of $30 to $40 per year depending upon the product selected. This charge reimburses American Enterprise Life for expenses incurred in establishing and maintaining the annuity records. Certain products may waive this charge based upon the underlying contract value.

Optional riders are available on certain products and if selected, the related fees are deducted annually from the contract value on the contract anniversary. Additional information can be found in the applicable product's prospectus.

5.   WITHDRAWAL CHARGES

American Enterprise Life may use a withdrawal charge to help it recover certain expenses related to the sale of the annuity. When applicable, a withdrawal charge will apply for a maximum number of years, as depicted in the withdrawal charge schedule included in the applicable product's prospectus. Charges by American Enterprise Life for withdrawals are not identified on an individual segregated asset account basis. Charges for all segregated asset accounts amounted to $2,906,038 in 2004 and $2,311,809 in 2003. Such charges are not treated as a separate expense of the subaccounts. They are ultimately deducted from contract withdrawal benefits paid by American Enterprise Life.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

6.   RELATED PARTY TRANSACTIONS

Management fees were paid indirectly to AEFC, an affiliate of American Enterprise Life, in its capacity as investment manager for the American Express(R) Variable Portfolio Funds. The Fund's Investment Management Services Agreement provides for a fee at a percentage of each Fund's average daily net assets that declines annually as each Fund's assets increase. The percentage range for each Fund is as follows:

FUND                                                                             PERCENTAGE RANGE
-------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Cash Management Fund                                 0.510% to 0.440%
AXP(R) Variable Portfolio - Diversified Bond Fund                                0.610% to 0.535%
AXP(R) Variable Portfolio - Diversified Equity Income Fund                       0.560% to 0.470%
AXP(R) Variable Portfolio - Equity Select Fund                                   0.650% to 0.560%
AXP(R) Variable Portfolio - Growth Fund                                          0.630% to 0.570%
AXP(R) Variable Portfolio - High Yield Bond Fund                                 0.620% to 0.545%
AXP(R) Variable Portfolio - Income Opportunities Fund                            0.640% to 0.565%
AXP(R) Variable Portfolio - Large Cap Equity Fund                                0.630% to 0.570%
AXP(R) Variable Portfolio - Large Cap Value Fund                                 0.630% to 0.570%
AXP(R) Variable Portfolio - Managed Fund                                         0.630% to 0.550%
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                               0.630% to 0.570%
AXP(R) Variable Portfolio - Partners Select Value Fund                           0.810% to 0.720%
AXP(R) Variable Portfolio - Partners Small Cap Value Fund                        1.020% to 0.920%
AXP(R) Variable Portfolio - S&P 500 Index Fund                                   0.290% to 0.260%
AXP(R) Variable Portfolio - Short Duration U.S. Government Fund                  0.610% to 0.535%
AXP(R) Variable Portfolio - Small Cap Advantage Fund                             0.790% to 0.650%
AXP(R) Variable Portfolio - Strategy Aggressive Fund                             0.650% to 0.575%
AXP(R) Variable Portfolio - Threadneedle Emerging Markets Fund                   1.170% to 1.095%
AXP(R) Variable Portfolio - Threadneedle International Fund                      0.870% to 0.795%

For the following Funds the fee may be adjusted upward or downward by a maximum performance incentive adjustment of 0.08% for AXP(R) Variable Portfolio - Managed Fund and 0.12% for each remaining Fund. The adjustment is based on a comparison of the performance of each Fund to an index of similar funds up to a maximum percentage of each Fund's average daily net assets.

AXP(R) Variable Portfolio - Diversified Equity Income Fund AXP(R) Variable Portfolio - Equity Select Fund
AXP(R) Variable Portfolio - Growth Fund
AXP(R) Variable Portfolio - Large Cap Equity Fund
AXP(R) Variable Portfolio - Large Cap Value Fund
AXP(R) Variable Portfolio - Managed Fund
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)
AXP(R) Variable Portfolio - Partners Select Value Fund
AXP(R) Variable Portfolio - Partners Small Cap Value Fund AXP(R) Variable Portfolio - Small Cap Advantage Fund
AXP(R) Variable Portfolio - Strategy Aggressive Fund
AXP(R) Variable Portfolio - Threadneedle Emerging Markets Fund AXP(R) Variable Portfolio - Threadneedle International Fund

The American Express(R) Variable Portfolio Funds also have an agreement with IDS Life, an affiliate of American Enterprise Life, for distribution services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, each Fund pays a distribution fee at an annual rate up to 0.125% of each Fund's average daily net assets.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

The American Express(R) Variable Portfolio Funds have an Administrative Services Agreement with AEFC. Under this agreement, each Fund pays AEFC a fee for administration and accounting services at a percentage of each Fund's average daily net assets that declines annually as each Fund's assets increase. The percentage range for each Fund is as follows:

FUND                                                                                                               PERCENTAGE RANGE
------------------------------------------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Cash Management Fund                                                                   0.030% to 0.020%
AXP(R) Variable Portfolio - Diversified Bond Fund                                                                  0.050% to 0.025%
AXP(R) Variable Portfolio - Diversified Equity Income Fund                                                         0.040% to 0.020%
AXP(R) Variable Portfolio - Equity Select Fund                                                                     0.060% to 0.030%
AXP(R) Variable Portfolio - Growth Fund                                                                            0.050% to 0.030%
AXP(R) Variable Portfolio - High Yield Bond Fund                                                                   0.050% to 0.025%
AXP(R) Variable Portfolio - Income Opportunities Fund                                                              0.050% to 0.025%
AXP(R) Variable Portfolio - Large Cap Equity Fund                                                                  0.050% to 0.030%
AXP(R) Variable Portfolio - Large Cap Value Fund                                                                   0.050% to 0.030%
AXP(R) Variable Portfolio - Managed Fund                                                                           0.040% to 0.020%
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                                                 0.050% to 0.030%
AXP(R) Variable Portfolio - Partners Select Value Fund                                                             0.060% to 0.035%
AXP(R) Variable Portfolio - Partners Small Cap Value Fund                                                          0.080% to 0.055%
AXP(R) Variable Portfolio - S&P 500 Index Fund                                                                     0.080% to 0.065%
AXP(R) Variable Portfolio - Short Duration U.S. Government Fund                                                    0.050% to 0.025%
AXP(R) Variable Portfolio - Small Cap Advantage Fund                                                               0.060% to 0.035%
AXP(R) Variable Portfolio - Strategy Aggressive Fund                                                               0.060% to 0.035%
AXP(R) Variable Portfolio - Threadneedle Emerging Markets Fund                                                     0.100% to 0.050%
AXP(R) Variable Portfolio - Threadneedle International Fund                                                        0.060% to 0.035%

The American Express(R) Variable Portfolio Funds pay custodian fees to American Express Trust Company, an affiliate of American Enterprise Life.

7.   INVESTMENT TRANSACTIONS

The subaccounts' purchases of Funds' shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2004 were as follows:

SUBACCOUNT                          FUND                                                                                 PURCHASES
------------------------------------------------------------------------------------------------------------------------------------
AXP VP Cash Mgmt                    AXP(R) Variable Portfolio - Cash Management Fund                                    $38,158,653
AXP VP Div Bond                     AXP(R) Variable Portfolio - Diversified Bond Fund                                    24,378,989
AXP VP Div Eq Inc                   AXP(R) Variable Portfolio - Diversified Equity Income Fund                            8,359,428
AXP VP Eq Select                    AXP(R) Variable Portfolio - Equity Select Fund                                        3,507,255
AXP VP Gro                          AXP(R) Variable Portfolio - Growth Fund                                                 211,846
AXP VP Hi Yield Bond                AXP(R) Variable Portfolio - High Yield Bond Fund                                     10,452,828
AXP VP Inc Opp                      AXP(R) Variable Portfolio - Income Opportunities Fund                                15,746,627
AXP VP Lg Cap Eq                    AXP(R) Variable Portfolio - Large Cap Equity Fund                                    47,060,643
AXP VP Lg Cap Val                   AXP(R) Variable Portfolio - Large Cap Value Fund                                         51,485
AXP VP Managed                      AXP(R) Variable Portfolio - Managed Fund                                              1,590,074
AXP VP New Dim                      AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                    5,733,179
AXP VP Ptnrs Select Val             AXP(R) Variable Portfolio - Partners Select Value Fund                                    2,522
AXP VP Ptnrs Sm Cap Val             AXP(R) Variable Portfolio - Partners Small Cap Value Fund                            23,853,867
AXP VP S&P 500                      AXP(R) Variable Portfolio - S&P 500 Index Fund                                        6,482,093
AXP VP Short Duration               AXP(R) Variable Portfolio - Short Duration U.S. Government Fund                      12,832,465
AXP VP Sm Cap Adv                   AXP(R) Variable Portfolio - Small Cap Advantage Fund                                  1,544,211
AXP VP Strategy Aggr                AXP(R) Variable Portfolio - Strategy Aggressive Fund                                     69,205
AXP VP THDL Emer Mkts               AXP(R) Variable Portfolio - Threadneedle Emerging Markets Fund                       10,820,620
AXP VP THDL Intl                    AXP(R) Variable Portfolio - Threadneedle International Fund                             326,445
AIM VI Basic Val, Ser II            AIM V.I. Basic Value Fund, Series II Shares                                          20,865,287
AIM VI Cap Appr, Ser I              AIM V.I. Capital Appreciation Fund, Series I Shares                                   1,958,736
AIM VI Cap Appr, Ser II             AIM V.I. Capital Appreciation Fund, Series II Shares                                    742,453
AIM VI Cap Dev, Ser I               AIM V.I. Capital Development Fund, Series I Shares                                      203,293
AIM VI Cap Dev, Ser II              AIM V.I. Capital Development Fund, Series II Shares                                   1,244,590
AIM VI Core Eq, Ser I               AIM V.I. Core Equity Fund, Series I Shares                                               73,467
AIM VI Dent Demo Trends, Ser I      AIM V.I. Dent Demographic Trends Fund, Series I Shares                                   30,708
AIM VI Intl Gro, Ser I              AIM V.I. International Growth Fund, Series I Shares                                      67,281
AIM VI Mid Cap Core Eq, Ser II      AIM V.I. Mid Cap Core Equity Fund, Series II Shares                                   4,531,166
AIM VI Premier Eq, Ser I            AIM V.I. Premier Equity Fund, Series I Shares                                         1,060,664
AIM VI Premier Eq, Ser II           AIM V.I. Premier Equity Fund, Series II Shares                                          244,289
AB VP Gro & Inc, Cl B               AllianceBernstein VP Growth and Income Portfolio (Class B)                            6,701,891
AB VP Intl Val, Cl B                AllianceBernstein VP International Value Portfolio (Class B)                         15,970,600

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

SUBACCOUNT                          FUND                                                                                 PURCHASES
------------------------------------------------------------------------------------------------------------------------------------
AB VP Lg Cap Gro, Cl B              AllianceBernstein VP Large Cap Growth Portfolio (Class B)                           $ 1,291,131
AB VP Global Tech, Cl B             AllianceBernstein VP Global Technology Portfolio (Class B)                            1,295,301
AB VP Total Return, Cl B            AllianceBernstein VP Total Return Portfolio (Class B)                                   678,944
AB VP U.S. Govt/Hi Gr, Cl B         AllianceBernstein VP U.S. Government/High Grade Securities Portfolio (Class B)          830,481
AC VP Inc & Gro, Cl I               American Century(R) VP Income & Growth, Class I                                         114,674
AC VP Inflation Prot, Cl II         American Century(R) VP Inflation Protection, Class II                                35,958,272
AC VP Intl, Cl II                   American Century(R) VP International, Class II                                           20,109
AC VP Ultra, Cl II                  American Century(R) VP Ultra, Class II                                               11,352,918
AC VP Val, Cl I                     American Century(R) VP Value, Class I                                                   171,114
AC VP Val, Cl II                    American Century(R) VP Value, Class II                                                  138,685
Baron Cap Asset, Ins                Baron Capital Asset Fund - Insurance Shares                                             544,466
Colonial Sm Cap Val, VS Cl B        Colonial Small Cap Value Fund, Variable Series, Class B                                 106,587
Col Hi Yield, VS Cl A               Columbia High Yield Fund, Variable Series, Class A                                      215,093
Col Hi Yield, VS Cl B               Columbia High Yield Fund, Variable Series, Class B                                    9,702,213
CS Mid-Cap Gro                      Credit Suisse Trust - Mid-Cap Growth Portfolio                                           74,622
Drey IP Midcap Stock, Serv Cl       Dreyfus Investment Portfolios Midcap Stock Portfolio, Service Share Class                72,844
Drey IP Tech Gro, Serv Cl           Dreyfus Investment Portfolios Technology Growth Portfolio, Service Share Class        4,938,943
Drey Soc Resp Gro, Init Cl          The Dreyfus Socially Responsible Growth Fund, Inc., Initial Share Class                 368,028
Drey VIF Appr, Serv Cl              Dreyfus Variable Investment Fund Appreciation Portfolio, Service Share Class            522,691
Drey VIF Disc Stock, Init Cl        Dreyfus Variable Investment Fund Disciplined Stock Portfolio, Initial Share Class         7,730
Drey VIF Intl Val, Serv Cl          Dreyfus Variable Investment Fund International Value Portfolio, Service Share Class      76,853
Drey VIF Sm Co Stock, Init Cl       Dreyfus Variable Investment Fund Small Company Stock Portfolio, Initial Share Class       3,064
EG VA Core Bond, Cl 2               Evergreen VA Core Bond Fund - Class 2                                                18,396,867
EG VA Bal, Cl 2                     Evergreen VA Balanced Fund - Class 2                                                  1,130,357
EG VA Fund, Cl 1                    Evergreen VA Fund - Class 1                                                               6,139
EG VA Fund, Cl 2                    Evergreen VA Fund - Class 2                                                           3,296,557
EG VA Fundamental Lg Cap, Cl 1      Evergreen VA Fundamental Large Cap Fund - Class 1                                       360,127
EG VA Fundamental Lg Cap, Cl 2      Evergreen VA Fundamental Large Cap Fund - Class 2                                     5,222,184
EG VA Gro, Cl 2                     Evergreen VA Growth Fund - Class 2                                                    1,986,552
EG VA Hi Inc, Cl 2                  Evergreen VA High Income Fund - Class 2                                               9,460,148
EG VA Intl Eq, Cl 1                 Evergreen VA International Equity Fund - Class 1                                        526,455
EG VA Intl Eq, Cl 2                 Evergreen VA International Equity Fund - Class 2                                      6,754,571
EG VA Omega, Cl 1                   Evergreen VA Omega Fund - Class 1                                                       395,751
EG VA Omega, Cl 2                   Evergreen VA Omega Fund - Class 2                                                    10,839,902
EG VA Special Eq, Cl 2              Evergreen VA Special Equity Fund - Class 2                                            3,089,009
EG VA Special Val, Cl 1             Evergreen VA Special Values Fund - Class 1                                            1,384,291
EG VA Special Val, Cl 2             Evergreen VA Special Values Fund - Class 2                                            8,694,508
EG VA Strategic Inc, Cl 1           Evergreen VA Strategic Income Fund - Class 1                                          1,439,098
EG VA Strategic Inc, Cl 2           Evergreen VA Strategic Income Fund - Class 2                                         20,961,254
Fid VIP Bal, Serv Cl                Fidelity(R) VIP Balanced Portfolio Service Class                                         39,956
Fid VIP Bal, Serv Cl 2              Fidelity(R) VIP Balanced Portfolio Service Class 2                                      106,525
Fid VIP Contrafund, Serv Cl         Fidelity(R) VIP Contrafund(R)  Portfolio Service Class                                2,365,308
Fid VIP Contrafund, Serv Cl 2       Fidelity(R) VIP Contrafund(R)  Portfolio Service Class 2                             52,362,752
Fid VIP Dyn Appr, Serv Cl 2         Fidelity(R) VIP Dynamic Capital Appreciation Portfolio Service Class 2                  246,492
Fid VIP Gro & Inc, Serv Cl          Fidelity(R) VIP Growth & Income Portfolio Service Class                               1,771,234
Fid VIP Gro & Inc, Serv Cl 2        Fidelity(R) VIP Growth & Income Portfolio Service Class 2                               702,954
Fid VIP Gro, Serv Cl                Fidelity(R) VIP Growth Portfolio Service Class                                           21,153
Fid VIP Gro, Serv Cl 2              Fidelity(R) VIP Growth Portfolio Service Class 2                                      3,585,940
Fid VIP Hi Inc, Serv Cl             Fidelity(R) VIP High Income Portfolio Service Class                                     858,727
Fid VIP Hi Inc, Serv Cl 2           Fidelity(R) VIP High Income Portfolio Service Class 2                                   818,025
Fid VIP Invest Gr, Serv Cl 2        Fidelity(R) VIP Investment Grade Bond Portfolio Service Class 2                      13,895,323
Fid VIP Mid Cap, Serv Cl            Fidelity(R) VIP Mid Cap Portfolio Service Class                                       3,376,204
Fid VIP Mid Cap, Serv Cl 2          Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                    13,824,319
Fid VIP Overseas, Serv Cl           Fidelity(R) VIP Overseas Portfolio Service Class                                        661,582
Fid VIP Overseas, Serv Cl 2         Fidelity(R) VIP Overseas Portfolio Service Class 2                                   15,974,081
FTVIPT Frank Inc Sec, Cl 2          FTVIPT Franklin Income Securities Fund - Class 2                                     10,953,077
FTVIPT Frank Real Est, Cl 2         FTVIPT Franklin Real Estate Fund - Class 2                                            4,174,278
FTVIPT Frank Rising Divd, Cl 2      FTVIPT Franklin Rising Dividends Securities Fund - Class 2                              380,620
FTVIPT Frank Sm Mid Cap Gro, Cl 2   FTVIPT Franklin Small-Mid Cap Growth Securities Fund - Class 2                        5,072,687
FTVIPT Frank Sm Cap Val, Cl 2       FTVIPT Franklin Small Cap Value Securities Fund - Class 2                             4,539,758
FTVIPT Mutual Shares Sec, Cl 2      FTVIPT Mutual Shares Securities Fund - Class 2                                       54,536,058
FTVIPT Temp Dev Mkts Sec, Cl 2      FTVIPT Templeton Developing Markets Securities Fund - Class 2                           433,293
FTVIPT Temp For Sec, Cl 2           FTVIPT Templeton Foreign Securities Fund - Class 2                                   10,295,982
FTVIPT Temp Global Inc, Cl 2        FTVIPT Templeton Global Income Securities Fund - Class 2                             14,210,869
FTVIPT Temp Gro Sec, Cl 2           FTVIPT Templeton Growth Securities Fund - Class 2                                     1,378,007

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

SUBACCOUNT                          FUND                                                                                  PURCHASES
-----------------------------------------------------------------------------------------------------------------------------------
GS VIT Cap Gro                      Goldman Sachs VIT Capital Growth Fund                                               $   295,911
GS VIT Core U.S. Eq                 Goldman Sachs VIT CORE(SM) U.S. Equity Fund                                           2,148,420
GS VIT Intl Eq                      Goldman Sachs VIT International Equity Fund                                              90,856
GS VIT Mid Cap Val                  Goldman Sachs VIT Mid Cap Value Fund                                                 17,508,204
Janus Aspen Bal, Inst               Janus Aspen Series Balanced Portfolio: Institutional Shares                             300,403
Janus Aspen Global Tech, Serv       Janus Aspen Series Global Technology Portfolio: Service Shares                          243,031
Janus Aspen Lg Cap Gro, Serv        Janus Aspen Series Large Cap Growth Portfolio: Service Shares                           164,862
Janus Aspen Intl Gro, Serv          Janus Aspen Series International Growth Portfolio: Service Shares                     3,180,516
Janus Aspen Mid Cap Gro, Serv       Janus Aspen Series Mid Cap Growth Portfolio: Service Shares                             157,671
Janus Aspen World Gro, Inst         Janus Aspen Series Worldwide Growth Portfolio: Institutional Shares                      57,946
JPM U.S. Lg Cap Core Eq             JPMorgan U.S. Large Cap Core Equity Portfolio                                           509,220
Lazard Retire Eq                    Lazard Retirement Equity Portfolio                                                      177,883
Lazard Retire Intl Eq               Lazard Retirement International Equity Portfolio                                         88,655
Lib Asset Alloc VS, Cl A            Liberty Asset Allocation Fund, Variable Series, Class A                                  35,343
Lib Eq VS, Cl A                     Liberty Equity Fund, Variable Series, Class A                                            36,599
Lib Federal Sec VS, Cl A            Liberty Federal Securities Fund, Variable Series, Class A                               226,439
Lib Sm Co Gro VS, Cl A              Liberty Small Company Growth Fund, Variable Series, Class A                              10,430
MFS Inv Gro Stock, Serv Cl          MFS(R) Investors Growth Stock Series - Service Class                                    909,659
MFS Inv Trust, Init Cl              MFS(R) Investors Trust Series - Initial Class                                           677,434
MFS Inv Trust, Serv Cl              MFS(R) Investors Trust Series - Service Class                                           293,561
MFS New Dis, Init Cl                MFS(R) New Discovery Series - Initial Class                                             143,133
MFS New Dis, Serv Cl                MFS(R) New Discovery Series - Service Class                                           1,787,561
MFS Research, Init Cl               MFS(R) Research Series - Initial Class                                                2,254,252
MFS Total Return, Init Cl           MFS(R) Total Return Series - Initial Class                                               16,339
MFS Total Return, Serv Cl           MFS(R) Total Return Series - Service Class                                           26,356,506
MFS Utilities, Init Cl              MFS(R) Utilities Series - Initial Class                                               1,434,492
MFS Utilities, Serv Cl              MFS(R) Utilities Series - Service Class                                               1,582,621
OpCap Eq                            OpCap Equity Portfolio                                                                   31,954
OpCap Managed                       OpCap Managed Portfolio                                                                 163,274
OpCap Sm Cap                        OpCap Small Cap Portfolio                                                                58,098
OpCap U.S. Govt Inc                 OpCap U.S. Government Income Portfolio                                                  313,143
Oppen Cap Appr VA                   Oppenheimer Capital Appreciation Fund/VA                                                143,512
Oppen Cap Appr VA, Serv             Oppenheimer Capital Appreciation Fund/VA, Service Shares                             18,959,831
Oppen Global Sec VA                 Oppenheimer Global Securities Fund/VA                                                   105,214
Oppen Global Sec VA, Serv           Oppenheimer Global Securities Fund/VA, Service Shares                                 6,297,239
Oppen Hi Inc VA                     Oppenheimer High Income Fund/VA                                                         290,322
Oppen Hi Inc VA, Serv               Oppenheimer High Income Fund/VA, Service Shares                                       2,362,776
Oppen Main St VA                    Oppenheimer Main Street Fund/VA                                                         105,527
Oppen Main St Sm Cap VA, Serv       Oppenheimer Main Street Small Cap Fund/VA, Service Shares                             4,034,734
Oppen Strategic Bond VA             Oppenheimer Strategic Bond Fund/VA                                                      125,209
Oppen Strategic Bond VA, Serv       Oppenheimer Strategic Bond Fund/VA, Service Shares                                   36,238,136
Put VT Div Inc, Cl IA               Putnam VT Diversified Income Fund - Class IA Shares                                     543,794
Put VT Div Inc, Cl IB               Putnam VT Diversified Income Fund - Class IB Shares                                     443,779
Put VT Global Eq, Cl IA             Putnam VT Global Equity Fund - Class IA Shares                                           77,638
Put VT Gro & Inc, Cl IA             Putnam VT Growth and Income Fund - Class IA Shares                                      196,871
Put VT Gro & Inc, Cl IB             Putnam VT Growth and Income Fund - Class IB Shares                                    1,214,285
Put VT Health Sciences, Cl IB       Putnam VT Health Sciences Fund - Class IB Shares                                      1,346,138
Put VT Hi Yield, Cl IA              Putnam VT High Yield Fund - Class IA Shares                                             200,296
Put VT Hi Yield, Cl IB              Putnam VT High Yield Fund - Class IB Shares                                             188,122
Put VT Inc, Cl IB                   Putnam VT Income Fund - Class IB Shares                                                  70,489
Put VT Intl Eq, Cl IB               Putnam VT International Equity Fund - Class IB Shares                                 5,478,882
Put VT Intl Gro & Inc, Cl IB        Putnam VT International Growth and Income Fund - Class IB Shares                          1,863
Put VT Intl New Opp, Cl IB          Putnam VT International New Opportunities Fund - Class IB Shares                      1,094,709
Put VT New Opp, Cl IA               Putnam VT New Opportunities Fund - Class IA Shares                                       12,922
Put VT Research, Cl IB              Putnam VT Research Fund - Class IB Shares                                                80,500
Put VT Sm Cap Val, Cl IB            Putnam VT Small Cap Value Fund - Class IB Shares                                        156,624
Put VT Vista, Cl IB                 Putnam VT Vista Fund - Class IB Shares                                                  960,644
Put VT Voyager, Cl IA               Putnam VT Voyager Fund - Class IA Shares                                                 21,491
Put VT Voyager, Cl IB               Putnam VT Voyager Fund - Class IB Shares                                                129,285
Royce Micro-Cap                     Royce Micro-Cap Portfolio                                                             1,994,631
Royce Sm-Cap                        Royce Small-Cap Portfolio                                                               979,463
STI CVT Cap Appr                    STI Classic Variable Trust Capital Appreciation Fund                                  1,440,945
STI CVT Gro & Inc                   STI Classic Variable Trust Growth and Income Fund                                       242,731
STI CVT Intl Eq                     STI Classic Variable Trust International Equity Fund                                     13,757
STI CVT Invest Gr Bond              STI Classic Variable Trust Investment Grade Bond Fund                                   243,103
STI CVT Mid-Cap Eq                  STI Classic Variable Trust Mid-Cap Equity Fund                                          104,520

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

SUBACCOUNT                          FUND                                                                                 PURCHASES
-----------------------------------------------------------------------------------------------------------------------------------
STI CVT Sm Cap Val Eq               STI Classic Variable Trust Small Cap Value Equity Fund                              $ 1,589,231
STI CVT Val Inc Stock               STI Classic Variable Trust Value Income Stock Fund                                      316,839
Third Ave Val                       Third Avenue Value Portfolio                                                          1,294,759
VanK LIT Comstock, Cl II            Van Kampen Life Investment Trust Comstock Portfolio Class II Shares                  45,452,808
VanK LIT Gro & Inc, Cl II           Van Kampen Life Investment Trust Growth and Income Portfolio Class II Shares          2,943,522
VanK UIF U.S. Real Est, Cl I        Van Kampen UIF U.S. Real Estate Portfolio Class I Shares                              1,096,808
VanK UIF U.S. Real Est, Cl II       Van Kampen UIF U.S. Real Estate Portfolio Class II Shares                             1,831,641
Wanger Intl Sm Cap                  Wanger International Small Cap                                                       13,798,711
Wanger U.S. Sm Co                   Wanger U.S. Smaller Companies                                                        10,081,383
WF Adv Asset Alloc                  Wells Fargo Advantage Asset Allocation Fund                                           3,972,368
WF Adv Eq Inc                       Wells Fargo Advantage Equity Income Fund                                              6,731,366
WF Adv C&B Lg Cap Val               Wells Fargo Advantage C&B Large Cap Value Fund                                          852,802
WF Adv Lg Co Core                   Wells Fargo Advantage Large Company Core  Fund                                          506,155
WF Adv Intl Core                    Wells Fargo Advantage International Core Fund                                           919,632
WF Adv Lg Co Gro                    Wells Fargo Advantage Large Company Growth Fund                                       6,312,377
WF Adv Money Mkt                    Wells Fargo Advantage Money Market Fund                                               4,110,934
WF Adv Sm Cap Gro                   Wells Fargo Advantage Small Cap Growth Fund                                             482,248
WF Adv Total Return Bond            Wells Fargo Advantage Total Return Bond Fund                                          6,480,538

8.   ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS

The following is a summary of accumulation unit values at Dec. 31, 2004:

                                        AXP VP              AXP VP             AXP VP             AXP VP            AXP VP
                                       CASH MGMT           DIV BOND          DIV EQ INC         EQ SELECT             GRO
                                     -----------------------------------------------------------------------------------------
PRICE LEVEL
1.00%                                $        1.05      $        1.11      $        1.28      $        1.33      $        1.05
1.10%                                         1.00               1.11               1.28               1.33               1.05
1.15%                                         1.07               1.24               1.32               1.07               1.07
1.20%                                         0.99               1.05               1.42               1.10               1.12
1.25%                                           --                 --                 --                 --                 --
1.25%                                         1.06               1.24               1.31               1.33               1.04
1.30%                                         0.99               1.06               1.69               1.36               1.31
1.35%                                         1.03               1.10               1.27               1.32               1.04
1.40%                                           --                 --               1.31(1)              --                 --
1.40%                                         1.24               1.62               1.41(2)            1.32               0.47
1.45%                                         0.99               1.04               1.41               1.10               1.12
1.50%                                         1.03               1.21               1.40               1.32               0.47
1.55%                                         0.98               1.06               1.69               1.35               1.30
1.60%                                         1.02               1.20               1.39               1.32               0.49
1.65%                                         0.98               1.05               1.39               1.35               1.30
1.70%                                         0.96               1.07               1.39               1.31               1.07
1.75%                                         0.99               1.04               1.27               1.09               1.12
1.80%                                         0.96               1.04               1.27               1.31               1.07
1.85%                                         0.98               1.05               1.67               1.35               1.29
1.90%                                         0.99               1.03               1.15               1.07               1.07
1.95%                                         0.99               1.03               1.15               1.07               1.07
2.00%                                         0.99               1.03               1.15               1.06               1.07
2.05%                                         0.99               1.03               1.15               1.06               1.07
2.10%                                         0.99               1.03               1.15               1.06               1.07
2.15%                                         0.99               1.03               1.15               1.06               1.07
2.20%                                         0.99               1.03               1.15               1.06               1.07

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                        AXP VP
                                       HI YIELD            AXP VP              AXP VP             AXP VP             AXP VP
                                         BOND             INC OPP            LG CAP EQ          LG CAP VAL          MANAGED
                                     -----------------------------------------------------------------------------------------
PRICE LEVEL
1.00%                                $          --      $          --      $          --      $          --      $        0.97
1.10%                                           --                 --                 --                 --               0.96
1.15%                                         1.21               1.09               1.06               1.10               1.02
1.20%                                         1.17                 --               0.69                 --                 --
1.25%                                           --                 --                 --                 --                 --
1.25%                                         1.20                 --               0.69                 --               1.01
1.30%                                         1.09               1.10               1.06               1.10                 --
1.35%                                         1.09               1.10               1.05               1.10               0.95
1.40%                                           --                 --                 --                 --                 --
1.40%                                         1.16                 --               1.56                 --               1.93
1.45%                                         1.13               1.10               0.68               1.10                 --
1.50%                                         1.12               1.10               0.68               1.10               0.91
1.55%                                         1.08               1.10               1.05               1.10                 --
1.60%                                         1.13                 --               0.69                 --               0.94
1.65%                                         1.12               1.10               0.68               1.10                 --
1.70%                                         1.12               1.10               0.67               1.10               1.05
1.75%                                         1.08               1.10               1.05               1.10                 --
1.80%                                         1.19               1.10               1.36               1.10               1.03
1.85%                                         1.08               1.09               1.05               1.10                 --
1.90%                                         1.08               1.09               1.05               1.10                 --
1.95%                                         1.08               1.09               1.05               1.10                 --
2.00%                                         1.08               1.09               1.05               1.10                 --
2.05%                                         1.08               1.09               1.05               1.10                 --
2.10%                                         1.08               1.09               1.05               1.10                 --
2.15%                                         1.08               1.09               1.05               1.10                 --
2.20%                                         1.08               1.09               1.05               1.10                 --

                                                            AXP VP            AXP VP                                 AXP VP
                                         AXP VP             PTNRS             PTNRS              AXP VP              SHORT
                                        NEW DIM           SELECT VAL         SM CAP VAL          S&P 500            DURATION
                                     -----------------------------------------------------------------------------------------
PRICE LEVEL
1.00%                                $        0.74      $          --      $        1.28      $        0.85      $        1.17
1.10%                                         0.74                 --               1.28               0.85               1.16
1.15%                                         0.83               1.10               1.15               0.86               1.00
1.20%                                         0.69                 --               1.28               1.15               1.17
1.25%                                           --                 --                 --               0.86(3)            1.17(5)
1.25%                                         0.82                 --               1.28               0.84(4)            1.16(6)
1.30%                                         1.29               1.10               1.66               1.41               1.00
1.35%                                         0.73               1.10               1.27               0.84               1.16
1.40%                                           --                 --                 --                 --               1.16(1)
1.40%                                         1.22               1.10               1.27               1.41               1.15(2)
1.45%                                         0.68               1.10               1.27               1.15               1.15
1.50%                                         0.68               1.10               1.27               1.15               1.14
1.55%                                         1.28               1.10               1.65               1.40               0.99
1.60%                                         0.71               1.10               1.53               1.40               1.15
1.65%                                         0.67               1.10               1.26               1.40               1.13
1.70%                                         0.67               1.10               1.26               1.08               1.13
1.75%                                         1.05               1.10               1.24               1.14               0.99
1.80%                                         0.98               1.10               1.52               1.08               1.00
1.85%                                         1.27               1.10               1.64               1.39               0.98
1.90%                                         1.03               1.10               1.15               1.08               1.00
1.95%                                         1.03               1.10               1.15               1.08               1.00
2.00%                                         1.03               1.10               1.15               1.08               1.00
2.05%                                         1.03               1.10               1.15               1.08               0.99
2.10%                                         1.03               1.09               1.15               1.08               0.99
2.15%                                         1.03               1.09               1.15               1.08               0.99
2.20%                                         1.03               1.09               1.15               1.08               0.99

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                        AXP VP              AXP VP            AXP VP                                AIM VI
                                        SM CAP             STRATEGY            THDL               AXP VP           BASIC VAL,
                                         ADV                 AGGR            EMER MKTS          THDL INTL           SER II
                                     -----------------------------------------------------------------------------------------
PRICE LEVEL
1.00%                                $        1.36      $          --      $          --      $          --      $        1.10
1.10%                                         1.35                 --                 --                 --               1.10
1.15%                                         1.49                 --               1.43               1.14               1.08
1.20%                                         1.16                 --                 --                 --               1.17
1.25%                                           --                 --                 --                 --                 --
1.25%                                         1.48                 --               1.43                 --               1.09
1.30%                                           --                 --               1.17               1.14               1.48
1.35%                                         1.34                 --               1.17               1.14               1.09
1.40%                                         1.27(1)              --                 --                 --                 --
1.40%                                         1.15(2)            1.35               1.17               1.28               1.37
1.45%                                         1.15                 --               1.17               1.14               1.17
1.50%                                         1.15                 --               1.17               1.14               1.36
1.55%                                           --                 --               1.17               1.14               1.47
1.60%                                         1.28                 --               1.17                 --               1.36
1.65%                                         1.14                 --               1.17               1.14               1.47
1.70%                                         1.14                 --               1.17               1.14               1.36
1.75%                                           --                 --               1.17               1.14               1.17
1.80%                                         1.42                 --               1.17               1.14               1.35
1.85%                                           --                 --               1.17               1.14               1.46
1.90%                                           --                 --               1.17               1.14               1.07
1.95%                                           --                 --               1.17               1.14               1.07
2.00%                                           --                 --               1.17               1.14               1.07
2.05%                                           --                 --               1.17               1.14               1.07
2.10%                                           --                 --               1.17               1.14               1.07
2.15%                                           --                 --               1.17               1.14               1.07
2.20%                                           --                 --               1.16               1.14               1.07

                                         AIM VI            AIM VI              AIM VI             AIM VI             AIM VI
                                       CAP APPR,          CAP APPR,           CAP DEV,           CAP DEV,           CORE EQ,
                                         SER I             SER II              SER I              SER II             SER I
                                     -----------------------------------------------------------------------------------------
PRICE LEVEL
1.00%                                $        0.70      $        1.30      $          --      $        1.15      $          --
1.10%                                         0.69               1.30                 --               1.14                 --
1.15%                                         0.85               1.07                 --               1.11                 --
1.20%                                         0.58               1.08                 --               1.18                 --
1.25%                                           --                 --                 --                 --                 --
1.25%                                         0.85               1.29                 --               1.14                 --
1.30%                                           --               1.37                 --               1.55                 --
1.35%                                         0.68               1.29                 --               1.14                 --
1.40%                                           --                 --                 --                 --                 --
1.40%                                         0.95               1.06               1.45               1.43               1.21
1.45%                                         0.57               1.08                 --               1.18                 --
1.50%                                         0.57               1.05               1.03               1.42                 --
1.55%                                           --               1.36                 --               1.54                 --
1.60%                                         0.63               1.05               1.03               1.42                 --
1.65%                                         0.56               1.36                 --               1.54                 --
1.70%                                         0.56               1.05                 --               1.42                 --
1.75%                                           --               1.08                 --               1.17                 --
1.80%                                         1.38               1.04                 --               1.41                 --
1.85%                                           --               1.35                 --               1.53                 --
1.90%                                           --               1.06                 --               1.10                 --
1.95%                                           --                 --                 --               1.10                 --
2.00%                                           --               1.06                 --               1.10                 --
2.05%                                           --               1.06                 --               1.10                 --
2.10%                                           --               1.06                 --               1.10                 --
2.15%                                           --               1.06                 --               1.10                 --
2.20%                                           --               1.06                 --               1.10                 --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                         AIM VI             AIM VI             AIM VI             AIM VI            AIM VI
                                       DENT DEMO          INTL GRO,           MID CAP          PREMIER EQ,        PREMIER EQ,
                                     TRENDS, SER I          SER I         CORE EQ, SER II         SER I             SER II
                                     -----------------------------------------------------------------------------------------
PRICE LEVEL
1.00%                                $        0.57      $          --      $          --      $        0.69      $        1.00
1.10%                                         0.57                 --                 --               0.69               1.00
1.15%                                           --                 --               1.08               0.72                 --
1.20%                                           --                 --                 --               0.62               1.09
1.25%                                           --                 --                 --                 --                 --
1.25%                                         0.57                 --                 --               0.72               1.00
1.30%                                           --                 --               1.08                 --               1.31
1.35%                                         0.56                 --               1.08               0.68               1.00
1.40%                                           --                 --                 --                 --                 --
1.40%                                           --               1.26                 --               1.10               0.95
1.45%                                           --                 --               1.08               0.62               1.09
1.50%                                           --                 --               1.08               0.61               0.95
1.55%                                           --                 --               1.08                 --               1.30
1.60%                                           --                 --                 --               0.63               0.94
1.65%                                           --                 --               1.08               0.61               1.30
1.70%                                           --                 --               1.08               0.61               0.94
1.75%                                           --                 --               1.08                 --               1.08
1.80%                                           --                 --               1.08               1.32               0.94
1.85%                                           --                 --               1.08                 --               1.30
1.90%                                           --                 --               1.07                 --                 --
1.95%                                           --                 --               1.07                 --                 --
2.00%                                           --                 --               1.07                 --                 --
2.05%                                           --                 --               1.07                 --                 --
2.10%                                           --                 --               1.07                 --                 --
2.15%                                           --                 --               1.07                 --                 --
2.20%                                           --                 --               1.07                 --                 --

                                          AB VP             AB VP              AB VP              AB VP              AB VP
                                       GRO & INC,         INTL VAL,         LG CAP GRO,           GLOBAL         TOTAL RETURN,
                                           CL B             CL B               CL B             TECH, CL B            CL B
                                     -----------------------------------------------------------------------------------------
PRICE LEVEL
1.00%                                $        1.07      $          --      $        0.59      $        0.44      $        1.15
1.10%                                         1.07                 --               0.58               0.44               1.15
1.15%                                         1.08               1.20                 --                 --               1.07
1.20%                                         1.18                 --               1.10               1.04               1.13
1.25%                                           --                 --                 --                 --                 --
1.25%                                         1.06                 --               0.58               0.43               1.14
1.30%                                         1.46               1.20               1.33               1.46               1.27
1.35%                                         1.05               1.20               0.58               0.43               1.14
1.40%                                           --                 --                 --                 --                 --
1.40%                                         1.36               1.20               0.70               0.67               1.24
1.45%                                         1.18               1.20               1.09               1.04               1.12
1.50%                                         1.36               1.20               0.57               0.40               1.12
1.55%                                         1.45               1.20               1.33               1.46               1.27
1.60%                                         1.36               1.20               0.62               0.43               1.23
1.65%                                         1.45               1.20               1.33               1.45               1.23
1.70%                                         1.35               1.20               1.19               1.38               1.07
1.75%                                         1.17               1.20               1.09               1.04               1.12
1.80%                                         1.34               1.19               1.19               1.37               1.07
1.85%                                         1.44               1.19               1.32               1.45               1.23
1.90%                                         1.08               1.19                 --                 --               1.07
1.95%                                         1.08               1.19                 --                 --               1.06
2.00%                                         1.08               1.19                 --                 --               1.06
2.05%                                         1.08               1.19                 --                 --               1.06
2.10%                                         1.08               1.19                 --                 --               1.06
2.15%                                         1.07               1.19                 --                 --               1.06
2.20%                                         1.07               1.19                 --                 --               1.06

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                         AB VP              AC VP              AC VP
                                       U.S. GOVT/         INC & GRO,         INFLATION            AC VP             AC VP
                                      HI GR, CL B            CL I           PROT, CL II        INTL, CL II       ULTRA, CL II
                                     -----------------------------------------------------------------------------------------
PRICE LEVEL
1.00%                                $          --      $          --      $          --      $          --      $          --
1.10%                                           --                 --                 --                 --                 --
1.15%                                           --                 --               1.06               1.12               1.07
1.20%                                           --                 --                 --                 --                 --
1.25%                                           --                 --                 --                 --                 --
1.25%                                           --                 --                 --                 --                 --
1.30%                                           --                 --               1.05               1.12               1.06
1.35%                                           --                 --               1.05               1.12               1.06
1.40%                                           --                 --                 --                 --                 --
1.40%                                         1.28               1.31               1.05                 --                 --
1.45%                                           --                 --               1.05               1.12               1.06
1.50%                                         1.18                 --               1.05               1.12               1.06
1.55%                                           --                 --               1.05               1.12               1.06
1.60%                                         1.27                 --               1.05                 --                 --
1.65%                                           --                 --               1.05               1.12               1.06
1.70%                                           --                 --               1.05               1.12               1.06
1.75%                                           --                 --               1.05               1.12               1.06
1.80%                                           --                 --               1.05               1.12               1.06
1.85%                                           --                 --               1.05               1.12               1.06
1.90%                                           --                 --               1.05               1.12               1.06
1.95%                                           --                 --               1.05               1.12               1.06
2.00%                                           --                 --               1.05               1.12               1.06
2.05%                                           --                 --               1.05               1.12               1.06
2.10%                                           --                 --               1.05               1.12               1.06
2.15%                                           --                 --               1.05               1.11               1.06
2.20%                                           --                 --               1.05               1.11               1.06

                                                                                                COLONIAL
                                         AC VP              AC VP            BARON CAP         SM CAP VAL,       COL HI YIELD,
                                       VAL, CL I          VAL, CL II        ASSET, INS           VS CL B            VS CL A
                                     -----------------------------------------------------------------------------------------
PRICE LEVEL
1.00%                                $          --      $          --      $          --      $          --      $          --
1.10%                                           --                 --                 --                 --                 --
1.15%                                           --               1.09                 --               1.17               1.28
1.20%                                           --                 --                 --                 --                 --
1.25%                                           --                 --                 --                 --                 --
1.25%                                           --                 --                 --                 --               1.27
1.30%                                           --               1.09                 --               1.17                 --
1.35%                                           --               1.09                 --               1.17                 --
1.40%                                           --                 --                 --                 --                 --
1.40%                                         1.76               1.09               1.70                 --                 --
1.45%                                           --               1.09                 --               1.17                 --
1.50%                                           --               1.09               1.41               1.17                 --
1.55%                                           --               1.09                 --               1.17                 --
1.60%                                           --               1.09               1.42                 --                 --
1.65%                                           --               1.09                 --               1.17                 --
1.70%                                           --               1.09                 --               1.17                 --
1.75%                                           --               1.09                 --               1.17                 --
1.80%                                           --               1.09                 --               1.17                 --
1.85%                                           --               1.09                 --               1.17                 --
1.90%                                           --               1.09                 --               1.17                 --
1.95%                                           --               1.09                 --               1.16                 --
2.00%                                           --               1.09                 --               1.16                 --
2.05%                                           --               1.09                 --               1.16                 --
2.10%                                           --               1.09                 --               1.16                 --
2.15%                                           --               1.09                 --               1.16                 --
2.20%                                           --               1.09                 --               1.16                 --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                                                              DREY IP            DREY IP            DREY SOC
                                     COL HI YIELD,       CS MID-CAP        MIDCAP STOCK,        TECH GRO,          RESP GRO,
                                        VS CL B              GRO              SERV CL            SERV CL            INIT CL
                                     -----------------------------------------------------------------------------------------
PRICE LEVEL
1.00%                                $          --      $          --      $          --      $          --      $          --
1.10%                                           --                 --                 --                 --                 --
1.15%                                         1.05                 --               1.13               1.03                 --
1.20%                                           --                 --                 --                 --               0.63
1.25%                                           --                 --                 --                 --                 --
1.25%                                           --                 --                 --                 --               0.63
1.30%                                         1.05                 --               1.13               1.03                 --
1.35%                                         1.04                 --               1.13               1.03                 --
1.40%                                           --                 --                 --                 --                 --
1.40%                                           --               1.16                 --               1.03               0.75
1.45%                                         1.04                 --               1.13               1.03               0.63
1.50%                                         1.04               0.84               1.13               1.03               0.62
1.55%                                         1.04                 --               1.13               1.03                 --
1.60%                                           --               0.75                 --               1.03               1.34
1.65%                                         1.04                 --               1.13               1.03               0.62
1.70%                                         1.04                 --               1.13               1.03               0.62
1.75%                                         1.04                 --               1.13               1.03                 --
1.80%                                         1.04                 --               1.13               1.03               1.34
1.85%                                         1.04                 --               1.13               1.03                 --
1.90%                                         1.04                 --               1.13               1.03                 --
1.95%                                         1.04                 --               1.13               1.03                 --
2.00%                                         1.04                 --               1.13               1.03                 --
2.05%                                         1.04                 --               1.13               1.03                 --
2.10%                                         1.04                 --               1.13               1.03                 --
2.15%                                         1.04                 --               1.13               1.03                 --
2.20%                                         1.04                 --               1.13               1.03                 --

                                                           DREY VIF           DREY VIF           DREY VIF            EG VA
                                       DREY VIF          DISC STOCK,          INTL VAL,        SM CO STOCK,       CORE BOND,
                                     APPR, SERV CL         INIT CL            SERV CL             INIT CL            CL 2
                                     -----------------------------------------------------------------------------------------
PRICE LEVEL
1.00%                                $          --      $          --      $          --      $          --      $        1.10
1.10%                                           --                 --                 --                 --               1.09
1.15%                                         1.03                 --               1.14                 --               1.03
1.20%                                           --                 --                 --                 --               1.04
1.25%                                           --                 --                 --                 --                 --
1.25%                                           --                 --                 --                 --               1.09
1.30%                                         1.03                 --               1.14                 --               1.05
1.35%                                         1.03                 --               1.14                 --               1.09
1.40%                                           --                 --                 --                 --                 --
1.40%                                         1.03               0.86                 --               1.55               1.08
1.45%                                         1.03                 --               1.14                 --               1.03
1.50%                                         1.03                 --               1.14                 --               1.08
1.55%                                         1.03                 --               1.14                 --               1.04
1.60%                                         1.03                 --                 --                 --               1.08
1.65%                                         1.03                 --               1.14                 --               1.04
1.70%                                         1.03                 --               1.14                 --               1.08
1.75%                                         1.03                 --               1.14                 --               1.03
1.80%                                         1.03                 --               1.14                 --               1.07
1.85%                                         1.03                 --               1.14                 --               1.04
1.90%                                         1.02                 --               1.14                 --               1.03
1.95%                                         1.02                 --               1.14                 --                 --
2.00%                                         1.02                 --               1.14                 --               1.03
2.05%                                         1.02                 --               1.14                 --               1.03
2.10%                                         1.02                 --               1.14                 --               1.03
2.15%                                         1.02                 --               1.14                 --               1.02
2.20%                                         1.02                 --               1.14                 --               1.02

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                                                                                  EG VA              EG VA
                                         EG VA              EG VA              EG VA           FUNDAMENTAL        FUNDAMENTAL
                                       BAL, CL 2         FUND, CL 1          FUND, CL 2       LG CAP, CL 1       LG CAP, CL 2
                                     -----------------------------------------------------------------------------------------
PRICE LEVEL
1.00%                                $        1.20      $        1.12      $        1.28      $        1.06      $        1.33
1.10%                                         1.20               1.12               1.28               1.05               1.33
1.15%                                           --                 --               1.07                 --               1.09
1.20%                                         1.08                 --               1.12                 --               1.14
1.25%                                           --                 --                 --                 --                 --
1.25%                                         1.19               1.12               1.28               1.05               1.32
1.30%                                         1.21                 --               1.37                 --               1.41
1.35%                                         1.19               1.11               1.27               1.04               1.32
1.40%                                           --                 --                 --                 --                 --
1.40%                                         1.19                 --               1.27                 --               1.32
1.45%                                         1.08                 --               1.12                 --               1.14
1.50%                                         1.19                 --               1.27                 --               1.31
1.55%                                         1.20                 --               1.36                 --               1.41
1.60%                                         1.18                 --               1.27                 --               1.31
1.65%                                         1.20                 --               1.36                 --               1.40
1.70%                                         1.18                 --               1.26                 --               1.31
1.75%                                         1.08                 --               1.11                 --               1.14
1.80%                                         1.18                 --               1.26                 --               1.30
1.85%                                         1.20                 --               1.36                 --               1.40
1.90%                                           --                 --               1.07                 --               1.09
1.95%                                           --                 --                 --                 --                 --
2.00%                                           --                 --               1.07                 --               1.09
2.05%                                           --                 --               1.07                 --               1.09
2.10%                                           --                 --               1.07                 --               1.09
2.15%                                           --                 --               1.07                 --               1.09
2.20%                                           --                 --               1.07                 --               1.09

                                         EG VA              EG VA              EG VA              EG VA              EG VA
                                       GRO, CL 2         HI INC, CL 2      INTL EQ, CL 1      INTL EQ, CL 2       OMEGA, CL 1
                                     -----------------------------------------------------------------------------------------
PRICE LEVEL
1.00%                                $        1.52      $        1.30      $        1.23      $        1.42      $        0.75
1.10%                                         1.52               1.30               1.23               1.42               0.75
1.15%                                         1.12               1.06                 --               1.15                 --
1.20%                                         1.13               1.10                 --               1.26                 --
1.25%                                           --                 --                 --                 --                 --
1.25%                                         1.51               1.29               1.23               1.41               0.74
1.30%                                         1.57               1.23                 --               1.58                 --
1.35%                                         1.51               1.29               1.23               1.41               0.74
1.40%                                           --                 --                 --                 --                 --
1.40%                                         1.51               1.29                 --               1.41                 --
1.45%                                         1.13               1.10                 --               1.26                 --
1.50%                                         1.51               1.29                 --               1.41                 --
1.55%                                         1.56               1.23                 --               1.57                 --
1.60%                                         1.50               1.28                 --               1.40                 --
1.65%                                         1.56               1.22                 --               1.57                 --
1.70%                                         1.50               1.28                 --               1.40                 --
1.75%                                         1.13               1.09                 --               1.26                 --
1.80%                                         1.49               1.28                 --               1.39                 --
1.85%                                         1.55               1.22                 --               1.57                 --
1.90%                                         1.12               1.05                 --               1.14                 --
1.95%                                           --                 --                 --                 --                 --
2.00%                                         1.12               1.05                 --               1.14                 --
2.05%                                         1.12               1.05                 --               1.14                 --
2.10%                                         1.12               1.05                 --               1.14                 --
2.15%                                         1.12               1.05                 --               1.14                 --
2.20%                                         1.12               1.05                 --               1.14                 --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                         EG VA              EG VA              EG VA              EG VA              EG VA
                                         OMEGA,            SPECIAL            SPECIAL            SPECIAL           STRATEGIC
                                         CL 2             EQ, CL 2           VAL, CL 1          VAL, CL 2          INC, CL 1
                                     -----------------------------------------------------------------------------------------
PRICE LEVEL
1.00%                                $        1.41      $        1.51      $        1.81      $        1.45      $        1.55
1.10%                                         1.41               1.50               1.80               1.45               1.55
1.15%                                         1.05               1.07                 --               1.15                 --
1.20%                                         1.08               1.04                 --               1.25                 --
1.25%                                           --                 --                 --                 --                 --
1.25%                                         1.40               1.50               1.79               1.44               1.53
1.30%                                         1.49               1.60                 --               1.56                 --
1.35%                                         1.40               1.50               1.78               1.44               1.53
1.40%                                           --                 --                 --                 --                 --
1.40%                                         1.40               1.49                 --               1.44                 --
1.45%                                         1.07               1.04                 --               1.25                 --
1.50%                                         1.39               1.49                 --               1.43                 --
1.55%                                         1.48               1.59                 --               1.55                 --
1.60%                                         1.39               1.49                 --               1.43                 --
1.65%                                         1.48               1.59                 --               1.55                 --
1.70%                                         1.39               1.48                 --               1.43                 --
1.75%                                         1.07               1.03                 --               1.25                 --
1.80%                                         1.38               1.48                 --               1.42                 --
1.85%                                         1.47               1.58                 --               1.54                 --
1.90%                                         1.04               1.06                 --               1.14                 --
1.95%                                           --                 --                 --                 --                 --
2.00%                                         1.04               1.06                 --               1.14                 --
2.05%                                         1.04               1.06                 --               1.14                 --
2.10%                                         1.04               1.06                 --               1.14                 --
2.15%                                         1.04               1.06                 --               1.14                 --
2.20%                                         1.04               1.06                 --               1.14                 --

                                         EG VA             FID VIP            FID VIP            FID VIP            FID VIP
                                       STRATEGIC             BAL,               BAL,           CONTRAFUND,        CONTRAFUND,
                                       INC, CL 2           SERV CL           SERV CL 2           SERV CL           SERV CL 2
                                     -----------------------------------------------------------------------------------------
PRICE LEVEL
1.00%                                $        1.34      $          --      $          --      $        1.10      $        1.25
1.10%                                         1.34                 --                 --               1.10               1.25
1.15%                                         1.09               1.02                 --                 --               1.11
1.20%                                         1.11                 --                 --                 --               1.18
1.25%                                           --                 --                 --                 --                 --
1.25%                                         1.33               1.01                 --               1.09               1.24
1.30%                                         1.21                 --                 --                 --               1.48
1.35%                                         1.33                 --                 --               1.08               1.24
1.40%                                           --                 --                 --                 --                 --
1.40%                                         1.33                 --               1.10                 --               1.39
1.45%                                         1.10                 --                 --                 --               1.18
1.50%                                         1.32                 --               1.06                 --               1.39
1.55%                                         1.21                 --                 --                 --               1.47
1.60%                                         1.32                 --               1.09                 --               1.38
1.65%                                         1.20                 --                 --                 --               1.47
1.70%                                         1.32                 --               1.06                 --               1.38
1.75%                                         1.10                 --                 --                 --               1.18
1.80%                                         1.31                 --               1.05                 --               1.37
1.85%                                         1.20                 --                 --                 --               1.47
1.90%                                         1.08                 --                 --                 --               1.11
1.95%                                           --                 --                 --                 --               1.11
2.00%                                         1.08                 --                 --                 --               1.11
2.05%                                         1.08                 --                 --                 --               1.10
2.10%                                         1.08                 --                 --                 --               1.10
2.15%                                         1.08                 --                 --                 --               1.10
2.20%                                         1.08                 --                 --                 --               1.10

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                        FID VIP            FID VIP            FID VIP            FID VIP            FID VIP
                                       DYN APPR,          GRO & INC,         GRO & INC,            GRO,               GRO,
                                       SERV CL 2           SERV CL           SERV CL 2           SERV CL           SERV CL 2
                                     -----------------------------------------------------------------------------------------
PRICE LEVEL
1.00%                                $          --      $          --      $          --      $          --      $        1.00
1.10%                                           --                 --                 --                 --               1.00
1.15%                                           --               0.93                 --               0.77               1.03
1.20%                                         1.08                 --                 --                 --               1.05
1.25%                                           --                 --                 --                 --                 --
1.25%                                         1.07               0.92                 --               0.76               0.99
1.30%                                           --                 --                 --                 --               1.37
1.35%                                           --                 --                 --                 --               0.99
1.40%                                           --                 --                 --                 --                 --
1.40%                                         1.07               0.94               1.06                 --               0.97
1.45%                                         1.07                 --                 --                 --               1.04
1.50%                                         1.06               0.92               1.06                 --               0.96
1.55%                                           --                 --                 --                 --               1.36
1.60%                                         1.27               0.94               1.06                 --               0.96
1.65%                                         1.06                 --                 --                 --               1.36
1.70%                                         1.05                 --               1.07                 --               0.96
1.75%                                           --                 --                 --                 --               1.04
1.80%                                         1.26                 --               1.05                 --               0.95
1.85%                                           --                 --                 --                 --               1.35
1.90%                                           --                 --                 --                 --               1.03
1.95%                                           --                 --                 --                 --               1.03
2.00%                                           --                 --                 --                 --               1.03
2.05%                                           --                 --                 --                 --               1.03
2.10%                                           --                 --                 --                 --               1.03
2.15%                                           --                 --                 --                 --               1.03
2.20%                                           --                 --                 --                 --               1.03

                                        FID VIP            FID VIP            FID VIP            FID VIP            FID VIP
                                        HI INC,            HI INC,           INVEST GR,          MID CAP,           MID CAP,
                                        SERV CL           SERV CL 2          SERV CL 2           SERV CL           SERV CL 2
                                     -----------------------------------------------------------------------------------------
PRICE LEVEL
1.00%                                $        1.01      $          --      $          --      $        1.75      $        1.43
1.10%                                         1.00                 --                 --               1.74               1.43
1.15%                                           --                 --               1.04               2.35               1.22
1.20%                                           --               1.26                 --                 --               1.59
1.25%                                           --                 --                 --                 --                 --
1.25%                                         0.99               1.26                 --               2.34               1.59
1.30%                                           --                 --               1.03                 --               1.71
1.35%                                         0.99                 --               1.03               1.72               1.42
1.40%                                           --                 --                 --                 --                 --
1.40%                                           --               1.25                 --               2.33               1.58
1.45%                                           --               1.25               1.03                 --               1.58
1.50%                                           --               1.25               1.03               1.62               1.57
1.55%                                           --                 --               1.03                 --               1.71
1.60%                                           --               1.30                 --               1.61               1.49
1.65%                                           --               1.24               1.03                 --               1.57
1.70%                                           --               1.24               1.03                 --               1.56
1.75%                                           --                 --               1.03                 --               1.31
1.80%                                           --               1.29               1.03                 --               1.48
1.85%                                           --                 --               1.03                 --               1.69
1.90%                                           --                 --               1.03                 --               1.21
1.95%                                           --                 --               1.03                 --               1.21
2.00%                                           --                 --               1.03                 --               1.21
2.05%                                           --                 --               1.03                 --               1.21
2.10%                                           --                 --               1.03                 --               1.21
2.15%                                           --                 --               1.03                 --               1.21
2.20%                                           --                 --               1.03                 --               1.21

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                        FID VIP            FID VIP             FTVIPT             FTVIPT             FTVIPT
                                       OVERSEAS,          OVERSEAS,          FRANK INC          FRANK REAL       FRANK RISING
                                        SERV CL           SERV CL 2          SEC, CL 2           EST, CL 2         DIVD, CL 2
                                     -----------------------------------------------------------------------------------------
PRICE LEVEL
1.00%                                $          --      $        1.20      $          --      $        1.64      $          --
1.10%                                           --               1.19                 --               1.63                 --
1.15%                                           --               1.10               1.13               1.35               1.10
1.20%                                           --               1.21               1.66               2.51                 --
1.25%                                           --                 --                 --                 --                 --
1.25%                                           --               1.19               1.66               2.50                 --
1.30%                                           --               1.64               1.12               1.82               1.09
1.35%                                           --               1.19               1.12               1.62               1.09
1.40%                                           --                 --                 --                 --                 --
1.40%                                         0.95               1.63               1.41               2.34                 --
1.45%                                           --               1.21               1.41               2.20               1.09
1.50%                                         0.81               1.20               1.40               2.19               1.09
1.55%                                           --               1.63               1.12               1.81               1.09
1.60%                                         0.76               1.63               1.39               2.44                 --
1.65%                                           --               1.63               1.39               2.18               1.09
1.70%                                           --               1.10               1.39               2.17               1.09
1.75%                                           --               1.20               1.12               1.37               1.09
1.80%                                           --               1.10               1.46               1.70               1.09
1.85%                                           --               1.62               1.12               1.76               1.09
1.90%                                           --               1.10               1.12               1.34               1.09
1.95%                                           --               1.10               1.12                 --               1.09
2.00%                                           --               1.10               1.12               1.34               1.09
2.05%                                           --               1.10               1.12               1.34               1.09
2.10%                                           --               1.10               1.12               1.34               1.09
2.15%                                           --               1.10               1.12               1.34               1.09
2.20%                                           --               1.10               1.12               1.34               1.09

                                     FTVIPT FRANK           FTVIPT         FTVIPT MUTUAL          FTVIPT             FTVIPT
                                      SM MID CAP           FRANK SM         SHARES SEC,          TEMP DEV           TEMP FOR
                                      GRO, CL 2         CAP VAL, CL 2           CL 2          MKTS SEC, CL 2       SEC, CL 2
                                     -----------------------------------------------------------------------------------------
PRICE LEVEL
1.00%                                $        0.80      $        1.28      $        1.40      $        1.47      $        1.05
1.10%                                         0.80               1.28               1.39               1.46               1.04
1.15%                                         1.07               2.08               1.47                 --               1.11
1.20%                                         0.58               1.27               1.49                 --               1.25
1.25%                                           --                 --               1.49(5)              --               1.11(7)
1.25%                                         1.06               2.07               1.46(6)            1.45               1.04(8)
1.30%                                         1.52               1.68               1.40                 --               1.57
1.35%                                         0.79               1.27               1.38               1.45               1.03
1.40%                                           --                 --                 --                 --                 --
1.40%                                         0.53               1.40               1.47                 --               1.28
1.45%                                         0.57               1.26               1.40                 --               1.25
1.50%                                         0.53               1.39               1.39                 --               1.27
1.55%                                         1.51               1.67               1.39                 --               1.56
1.60%                                         1.12               1.39               1.48                 --               1.27
1.65%                                         0.52               1.25               1.38                 --               1.56
1.70%                                         0.52               1.38               1.38                 --               1.27
1.75%                                         1.12               1.29               1.18                 --               1.24
1.80%                                         1.11               1.38               1.19                 --               1.24
1.85%                                         1.50               1.66               1.38                 --               1.55
1.90%                                         1.08                 --               1.09                 --                 --
1.95%                                         1.07                 --               1.09                 --                 --
2.00%                                         1.07                 --               1.09                 --                 --
2.05%                                         1.07                 --               1.09                 --                 --
2.10%                                         1.07                 --               1.09                 --                 --
2.15%                                         1.07                 --               1.09                 --                 --
2.20%                                         1.07                 --               1.09                 --                 --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                        FTVIPT              FTVIPT                               GS VIT
                                      TEMP GLOBAL          TEMP GRO           GS VIT              CORE              GS VIT
                                       INC, CL 2          SEC, CL 2           CAP GRO            U.S. EQ           INTL EQ
                                     -----------------------------------------------------------------------------------------
PRICE LEVEL
1.00%                                $          --      $          --      $          --      $          --      $          --
1.10%                                           --                 --                 --                 --                 --
1.15%                                         1.16               1.13                 --                 --                 --
1.20%                                           --                 --                 --               0.90                 --
1.25%                                           --                 --                 --                 --                 --
1.25%                                           --                 --                 --               0.89                 --
1.30%                                         1.16               1.12                 --                 --                 --
1.35%                                         1.16               1.12                 --                 --                 --
1.40%                                           --                 --                 --                 --                 --
1.40%                                         1.16                 --               0.87               0.97               1.00
1.45%                                         1.16               1.12                 --               0.88                 --
1.50%                                         1.16               1.12               0.75               0.88               0.81
1.55%                                         1.16               1.12                 --                 --                 --
1.60%                                         1.16                 --               0.78               0.90               0.78
1.65%                                         1.16               1.12                 --               0.88                 --
1.70%                                         1.16               1.12                 --               0.87                 --
1.75%                                         1.16               1.12                 --                 --                 --
1.80%                                         1.16               1.12                 --               1.51                 --
1.85%                                         1.16               1.12                 --                 --                 --
1.90%                                         1.16               1.12                 --                 --                 --
1.95%                                         1.16               1.12                 --                 --                 --
2.00%                                         1.16               1.12                 --                 --                 --
2.05%                                         1.16               1.12                 --                 --                 --
2.10%                                         1.16               1.12                 --                 --                 --
2.15%                                         1.16               1.12                 --                 --                 --
2.20%                                         1.16               1.12                 --                 --                 --


                                        GS VIT              JANUS           JANUS ASPEN        JANUS ASPEN          JANUS
                                       MID CAP              ASPEN           GLOBAL TECH,          LG CAP          ASPEN INTL
                                         VAL              BAL, INST            SERV             GRO, SERV          GRO, SERV
                                     -----------------------------------------------------------------------------------------
PRICE LEVEL
1.00%                                $          --      $          --      $          --      $          --      $          --
1.10%                                           --                 --                 --                 --                 --
1.15%                                         1.20                 --               0.38               0.62                 --
1.20%                                         2.33                 --                 --                 --                 --
1.25%                                           --                 --                 --                 --                 --
1.25%                                         2.33                 --               0.38               0.62                 --
1.30%                                         1.20                 --                 --                 --                 --
1.35%                                         1.20                 --                 --                 --                 --
1.40%                                           --                 --                 --                 --                 --
1.40%                                         2.06               1.70               0.35               0.58               0.68
1.45%                                         2.30                 --                 --                 --                 --
1.50%                                         2.30                 --               0.35               0.58               0.68
1.55%                                         1.20                 --                 --                 --                 --
1.60%                                         1.65                 --               0.35               0.57               0.62
1.65%                                         2.28                 --                 --                 --                 --
1.70%                                         2.28                 --                 --                 --                 --
1.75%                                         1.19                 --                 --                 --                 --
1.80%                                         1.64                 --                 --                 --                 --
1.85%                                         1.19                 --                 --                 --                 --
1.90%                                         1.19                 --                 --                 --                 --
1.95%                                         1.19                 --                 --                 --                 --
2.00%                                         1.19                 --                 --                 --                 --
2.05%                                         1.19                 --                 --                 --                 --
2.10%                                         1.19                 --                 --                 --                 --
2.15%                                         1.19                 --                 --                 --                 --
2.20%                                         1.19                 --                 --                 --                 --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                      JANUS ASPEN        JANUS ASPEN          JPM U.S.                              LAZARD
                                        MID CAP           WORLD GRO,          LG CAP              LAZARD            RETIRE
                                       GRO, SERV             INST             CORE EQ           RETIRE EQ           INTL EQ
                                     -----------------------------------------------------------------------------------------
PRICE LEVEL
1.00%                                $          --      $          --      $          --      $          --      $          --
1.10%                                           --                 --                 --                 --                 --
1.15%                                         0.51                 --                 --                 --                 --
1.20%                                           --                 --                 --                 --                 --
1.25%                                           --                 --                 --                 --                 --
1.25%                                         0.51                 --                 --                 --                 --
1.30%                                           --                 --                 --                 --                 --
1.35%                                           --                 --                 --                 --                 --
1.40%                                           --                 --                 --                 --                 --
1.40%                                         0.47               1.25               0.82               1.01               0.91
1.45%                                           --                 --                 --                 --                 --
1.50%                                         0.46                 --               0.78               1.01               0.89
1.55%                                           --                 --                 --                 --                 --
1.60%                                         0.39                 --               0.82               1.09               0.89
1.65%                                           --                 --                 --                 --                 --
1.70%                                           --                 --                 --                 --                 --
1.75%                                           --                 --                 --                 --                 --
1.80%                                           --                 --                 --                 --                 --
1.85%                                           --                 --                 --                 --                 --
1.90%                                           --                 --                 --                 --                 --
1.95%                                           --                 --                 --                 --                 --
2.00%                                           --                 --                 --                 --                 --
2.05%                                           --                 --                 --                 --                 --
2.10%                                           --                 --                 --                 --                 --
2.15%                                           --                 --                 --                 --                 --
2.20%                                           --                 --                 --                 --                 --

                                       LIB ASSET                            LIB FEDERAL         LIB SM CO           MFS INV
                                       ALLOC VS,            LIB EQ            SEC VS,             GRO VS,         GRO STOCK,
                                         CL A              VS, CL A            CL A                CL A             SERV CL
                                     -----------------------------------------------------------------------------------------
PRICE LEVEL
1.00%                                $          --      $          --      $          --      $          --      $        0.66
1.10%                                           --                 --                 --                 --               0.66
1.15%                                         1.31               0.72               1.04               1.65               1.08
1.20%                                           --                 --                 --                 --               1.10
1.25%                                           --                 --                 --                 --                 --
1.25%                                         1.30               0.72               1.04               1.65               0.65
1.30%                                           --                 --                 --                 --               1.32
1.35%                                           --                 --                 --                 --               0.65
1.40%                                           --                 --                 --                 --                 --
1.40%                                           --                 --                 --                 --               1.32
1.45%                                           --                 --                 --                 --               1.10
1.50%                                           --                 --                 --                 --               1.10
1.55%                                           --                 --                 --                 --               1.32
1.60%                                           --                 --                 --                 --               1.32
1.65%                                           --                 --                 --                 --               1.32
1.70%                                           --                 --                 --                 --               1.07
1.75%                                           --                 --                 --                 --               1.09
1.80%                                           --                 --                 --                 --               1.07
1.85%                                           --                 --                 --                 --               1.31
1.90%                                           --                 --                 --                 --               1.07
1.95%                                           --                 --                 --                 --               1.07
2.00%                                           --                 --                 --                 --               1.07
2.05%                                           --                 --                 --                 --               1.07
2.10%                                           --                 --                 --                 --               1.07
2.15%                                           --                 --                 --                 --               1.07
2.20%                                           --                 --                 --                 --               1.07

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                          MFS                MFS                MFS                MFS                MFS
                                       INV TRUST,         INV TRUST,         NEW DIS,            NEW DIS,          RESEARCH,
                                        INIT CL            SERV CL           INIT CL             SERV CL            INIT CL
                                     -----------------------------------------------------------------------------------------
PRICE LEVEL
1.00%                                $          --      $          --      $          --      $        0.89      $          --
1.10%                                           --                 --                 --               0.88                 --
1.15%                                         0.90               0.85               1.22               0.81                 --
1.20%                                         0.89                 --                 --               1.03                 --
1.25%                                           --                 --                 --                 --                 --
1.25%                                         0.89               0.84               1.22               0.81                 --
1.30%                                           --                 --                 --               1.41                 --
1.35%                                           --                 --                 --               0.87                 --
1.40%                                           --                 --                 --                 --                 --
1.40%                                         0.87               1.05               1.24               1.01               0.88
1.45%                                         0.87                 --                 --               1.03                 --
1.50%                                         0.87               1.04               0.83               1.01               0.73
1.55%                                           --                 --                 --               1.40                 --
1.60%                                         1.37               1.04               0.76               1.01               0.76
1.65%                                         0.86                 --                 --               1.40                 --
1.70%                                         0.86               1.04                 --               1.00                 --
1.75%                                           --                 --                 --               1.03                 --
1.80%                                         1.37               1.04                 --               1.00                 --
1.85%                                           --                 --                 --               1.39                 --
1.90%                                           --                 --                 --               1.04                 --
1.95%                                           --                 --                 --               1.04                 --
2.00%                                           --                 --                 --               1.04                 --
2.05%                                           --                 --                 --               1.04                 --
2.10%                                           --                 --                 --               1.04                 --
2.15%                                           --                 --                 --               1.04                 --
2.20%                                           --                 --                 --               1.04                 --


                                          MFS                MFS                MFS                MFS
                                     TOTAL RETURN,      TOTAL RETURN,        UTILITIES,         UTILITIES,
                                        INIT CL            SERV CL            INIT CL            SERV CL           OPCAP EQ
                                     -----------------------------------------------------------------------------------------
PRICE LEVEL
1.00%                                $          --      $        1.31      $          --      $        1.51      $          --
1.10%                                           --               1.30                 --               1.51                 --
1.15%                                         1.35               1.24               1.19               0.99                 --
1.20%                                           --               1.15               0.92               1.40                 --
1.25%                                           --                 --                 --                 --                 --
1.25%                                         1.34               1.23               1.19               0.98                 --
1.30%                                           --               1.28                 --               1.72                 --
1.35%                                           --               1.29                 --               1.50                 --
1.40%                                           --                 --                 --                 --                 --
1.40%                                           --               1.16               1.24               1.46               1.29
1.45%                                           --               1.15               0.91               1.40                 --
1.50%                                           --               1.16               0.83               1.45                 --
1.55%                                           --               1.28                 --               1.71                 --
1.60%                                           --               1.16               0.96               1.41                 --
1.65%                                           --               1.28               0.82               1.67                 --
1.70%                                           --               1.15               0.82               1.44                 --
1.75%                                           --               1.14                 --               1.39                 --
1.80%                                           --               1.13               1.70               1.41                 --
1.85%                                           --               1.27                 --               1.66                 --
1.90%                                           --               1.09                 --               1.24                 --
1.95%                                           --               1.09                 --               1.24                 --
2.00%                                           --               1.09                 --               1.24                 --
2.05%                                           --               1.09                 --               1.24                 --
2.10%                                           --               1.09                 --               1.24                 --
2.15%                                           --               1.09                 --               1.24                 --
2.20%                                           --               1.08                 --               1.24                 --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                                                                         OPPEN              OPPEN
                                OPCAP              OPCAP              OPCAP               CAP             CAP APPR
                               MANAGED            SM CAP          U.S. GOVT INC         APPR VA           VA, SERV
                            -----------------------------------------------------------------------------------------
PRICE LEVEL
1.00%                       $          --      $          --      $          --      $          --      $        1.07
1.10%                                  --                 --                 --                 --               1.07
1.15%                                  --                 --                 --                 --               1.06
1.20%                                  --                 --                 --                 --               1.11
1.25%                                  --                 --                 --                 --                 --
1.25%                                  --                 --                 --                 --               1.06
1.30%                                  --                 --                 --                 --               1.39
1.35%                                  --                 --                 --                 --               1.06
1.40%                                  --                 --                 --                 --                 --
1.40%                                2.28               1.68               1.49               1.44               1.31
1.45%                                  --                 --                 --                 --               1.11
1.50%                                  --                 --                 --                 --               1.31
1.55%                                  --                 --                 --                 --               1.37
1.60%                                  --                 --                 --                 --               1.30
1.65%                                  --                 --                 --                 --               1.37
1.70%                                  --                 --                 --                 --               1.29
1.75%                                  --                 --                 --                 --               1.10
1.80%                                  --                 --                 --                 --               1.29
1.85%                                  --                 --                 --                 --               1.37
1.90%                                  --                 --                 --                 --               1.06
1.95%                                  --                 --                 --                 --               1.06
2.00%                                  --                 --                 --                 --               1.06
2.05%                                  --                 --                 --                 --               1.06
2.10%                                  --                 --                 --                 --               1.06
2.15%                                  --                 --                 --                 --               1.06
2.20%                                  --                 --                 --                 --               1.06

                                OPPEN               OPPEN                                OPPEN
                                GLOBAL           GLOBAL SEC           OPPEN              HI INC             OPPEN
                                SEC VA            VA, SERV          HI INC VA           VA, SERV         MAIN ST VA
                            -----------------------------------------------------------------------------------------
PRICE LEVEL
1.00%                       $          --      $        1.28      $          --      $        1.27      $          --
1.10%                                  --               1.27                 --               1.26                 --
1.15%                                  --               1.16                 --                 --                 --
1.20%                                  --               1.28                 --               1.11                 --
1.25%                                  --                 --                 --                 --                 --
1.25%                                  --               1.28                 --               1.26                 --
1.30%                                  --               1.72                 --               1.20                 --
1.35%                                  --               1.27                 --               1.26                 --
1.40%                                  --                 --                 --                 --                 --
1.40%                                1.64               1.28               1.24               1.29               0.95
1.45%                                  --               1.27                 --               1.10                 --
1.50%                                  --               1.27                 --               1.10                 --
1.55%                                  --               1.71                 --               1.29                 --
1.60%                                  --               1.52                 --               1.19                 --
1.65%                                  --               1.26                 --               1.29                 --
1.70%                                  --               1.27                 --                 --                 --
1.75%                                  --               1.26                 --               1.10                 --
1.80%                                  --               1.51                 --                 --                 --
1.85%                                  --               1.70                 --               1.19                 --
1.90%                                  --               1.15                 --                 --                 --
1.95%                                  --               1.15                 --                 --                 --
2.00%                                  --               1.15                 --                 --                 --
2.05%                                  --               1.15                 --                 --                 --
2.10%                                  --               1.15                 --                 --                 --
2.15%                                  --               1.15                 --                 --                 --
2.20%                                  --               1.15                 --                 --                 --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                             OPPEN MAIN ST         OPPEN              OPPEN              PUT VT            PUT VT
                              SM CAP VA,         STRATEGIC          STRATEGIC           DIV INC,          DIV INC,
                                 SERV             BOND VA         BOND VA, SERV          CL IA              CL IB
                            -----------------------------------------------------------------------------------------
PRICE LEVEL
1.00%                       $        1.34      $          --      $        1.29      $          --      $          --
1.10%                                1.34                 --               1.29                 --                 --
1.15%                                1.17                 --               1.07                 --                 --
1.20%                                1.21                 --               1.28                 --                 --
1.25%                                  --                 --                 --                 --                 --
1.25%                                1.33                 --               1.28                 --                 --
1.30%                                1.70                 --               1.15                 --                 --
1.35%                                1.33                 --               1.28                 --                 --
1.40%                                  --                 --                 --                 --                 --
1.40%                                1.59               1.43               1.27               1.73               1.34
1.45%                                1.21                 --               1.27                 --                 --
1.50%                                1.59                 --               1.27                 --                 --
1.55%                                1.69                 --               1.22                 --                 --
1.60%                                1.58                 --               1.20                 --                 --
1.65%                                1.69                 --               1.26                 --                 --
1.70%                                1.58                 --               1.26                 --                 --
1.75%                                1.20                 --               1.10                 --                 --
1.80%                                1.58                 --               1.19                 --                 --
1.85%                                1.68                 --               1.14                 --                 --
1.90%                                1.16                 --               1.07                 --                 --
1.95%                                1.16                 --               1.07                 --                 --
2.00%                                1.16                 --               1.07                 --                 --
2.05%                                1.16                 --               1.07                 --                 --
2.10%                                1.16                 --               1.07                 --                 --
2.15%                                1.16                 --               1.07                 --                 --
2.20%                                1.16                 --               1.07                 --                 --

                                PUT VT            PUT VT              PUT VT         PUT VT HEALTH         PUT VT
                              GLOBAL EQ,         GRO & INC,         GRO & INC,         SCIENCES,          HI YIELD,
                                 CL IA             CL IA              CL IB              CL IB              CL IA
                            -----------------------------------------------------------------------------------------
PRICE LEVEL
1.00%                       $          --      $          --      $        1.10      $        1.21      $          --
1.10%                                  --                 --               1.10               1.21                 --
1.15%                                  --                 --               1.06               1.03                 --
1.20%                                  --                 --               1.18               1.04                 --
1.25%                                  --                 --                 --                 --                 --
1.25%                                  --                 --               1.05               1.04                 --
1.30%                                  --                 --               1.42               1.26                 --
1.35%                                  --                 --               1.08               1.20                 --
1.40%                                  --                 --                 --                 --                 --
1.40%                                1.10               2.34               1.28               1.03               1.72
1.45%                                  --                 --               1.17               1.03                 --
1.50%                                  --                 --               1.12               1.03                 --
1.55%                                  --                 --               1.41               1.25                 --
1.60%                                  --                 --               1.09               1.20                 --
1.65%                                  --                 --               1.41               1.03                 --
1.70%                                  --                 --               1.11               1.02                 --
1.75%                                  --                 --               1.17               1.13                 --
1.80%                                  --                 --               1.09               1.18                 --
1.85%                                  --                 --               1.40               1.25                 --
1.90%                                  --                 --                 --               1.03                 --
1.95%                                  --                 --                 --               1.03                 --
2.00%                                  --                 --                 --               1.03                 --
2.05%                                  --                 --                 --               1.03                 --
2.10%                                  --                 --                 --               1.03                 --
2.15%                                  --                 --                 --               1.03                 --
2.20%                                  --                 --                 --               1.03                 --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                               PUT VT                                 PUT VT           PUT VT             PUT VT
                              HI YIELD,           PUT VT             INTL EQ,         INTL GRO &         INTL NEW
                                CL IB           INC, CL IB            CL IB           INC, CL IB         OPP, CL IB
                            -----------------------------------------------------------------------------------------
PRICE LEVEL
1.00%                       $          --      $          --      $        1.17      $          --      $        0.68
1.10%                                  --                 --               1.16                 --               0.67
1.15%                                  --               1.28               1.07                 --                 --
1.20%                                  --                 --               0.77                 --                 --
1.25%                                  --                 --                 --                 --                 --
1.25%                                  --               1.27               1.07                 --               0.67
1.30%                                  --                 --               1.55                 --                 --
1.35%                                  --                 --               1.15                 --               0.67
1.40%                                  --                 --                 --                 --                 --
1.40%                                1.29               1.11               1.10               1.16               0.81
1.45%                                  --                 --               0.69                 --                 --
1.50%                                  --               1.11               0.69                 --                 --
1.55%                                  --                 --               1.54                 --                 --
1.60%                                  --               1.11               1.22                 --                 --
1.65%                                  --                 --               0.68                 --                 --
1.70%                                  --               1.10               0.68                 --                 --
1.75%                                  --                 --               1.25                 --                 --
1.80%                                  --               1.05               1.20                 --                 --
1.85%                                  --                 --               1.53                 --                 --
1.90%                                  --                 --               1.14                 --                 --
1.95%                                  --                 --               1.14                 --                 --
2.00%                                  --                 --               1.14                 --                 --
2.05%                                  --                 --               1.14                 --                 --
2.10%                                  --                 --               1.14                 --                 --
2.15%                                  --                 --               1.14                 --                 --
2.20%                                  --                 --               1.14                 --                 --

                               PUT VT             PUT VT              PUT VT             PUT VT            PUT VT
                               NEW OPP,          RESEARCH,            SM CAP             VISTA,           VOYAGER,
                                CI IA              CL IB            VAL, CL IB           CL IB             CL IA
                            -----------------------------------------------------------------------------------------
PRICE LEVEL
1.00%                       $          --      $        1.07      $          --      $        0.64      $          --
1.10%                                  --               1.06                 --               0.64                 --
1.15%                                  --                 --               1.19               0.86                 --
1.20%                                  --               1.12                 --               0.52                 --
1.25%                                  --                 --                 --               0.64(9)              --
1.25%                                  --               1.06                 --               0.85(10)             --
1.30%                                  --               1.35               1.19               1.56                 --
1.35%                                  --               1.06               1.19               0.63                 --
1.40%                                  --                 --                 --                 --                 --
1.40%                                1.86               1.35               1.19               0.96               1.30
1.45%                                  --               1.12               1.19               0.51                 --
1.50%                                  --               1.12               1.18               0.50                 --
1.55%                                  --               1.34               1.18               1.55                 --
1.60%                                  --               1.34               1.18               1.14                 --
1.65%                                  --               1.34               1.18               0.50                 --
1.70%                                  --                 --               1.18               0.50                 --
1.75%                                  --               1.11               1.18               1.16                 --
1.80%                                  --                 --               1.18               1.13                 --
1.85%                                  --               1.33               1.18               1.54                 --
1.90%                                  --                 --               1.18               1.14                 --
1.95%                                  --                 --               1.18               1.13                 --
2.00%                                  --                 --               1.18               1.13                 --
2.05%                                  --                 --               1.18               1.13                 --
2.10%                                  --                 --               1.18               1.13                 --
2.15%                                  --                 --               1.18               1.13                 --
2.20%                                  --                 --               1.18               1.13                 --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                               PUT VT
                              VOYAGER,             ROYCE            ROYCE               STI CVT            STI CVT
                                CL IB            MICRO-CAP          SM-CAP              CAP APPR          GRO & INC
                            -----------------------------------------------------------------------------------------
PRICE LEVEL
1.00%                       $          --      $          --      $          --      $        1.28      $        1.46
1.10%                                  --                 --                 --               1.27               1.45
1.15%                                  --                 --                 --               1.05               1.12
1.20%                                  --                 --                 --               1.10               1.21
1.25%                                  --                 --                 --                 --                 --
1.25%                                  --                 --                 --               1.27               1.45
1.30%                                  --                 --                 --               1.27               1.45
1.35%                                  --                 --                 --               1.27               1.45
1.40%                                  --                 --                 --                 --                 --
1.40%                                1.24               2.44               2.40               1.27               1.44
1.45%                                  --                 --                 --               1.10               1.21
1.50%                                  --               2.04               2.00               1.10               1.21
1.55%                                  --                 --                 --               1.26               1.44
1.60%                                  --               2.13               2.29               1.26               1.44
1.65%                                  --                 --                 --               1.26               1.44
1.70%                                  --                 --                 --               1.05               1.11
1.75%                                  --                 --                 --               1.09               1.20
1.80%                                  --                 --                 --                 --                 --
1.85%                                  --                 --                 --               1.25               1.43
1.90%                                  --                 --                 --               1.05               1.11
1.95%                                  --                 --                 --                 --                 --
2.00%                                  --                 --                 --                 --                 --
2.05%                                  --                 --                 --                 --                 --
2.10%                                  --                 --                 --                 --                 --
2.15%                                  --                 --                 --                 --                 --
2.20%                                  --                 --                 --                 --                 --

                                                  STI CVT                               STI CVT           STI CVT
                               STI CVT            INVEST              STI CVT           SM CAP            VAL INC
                               INTL EQ            GR BOND           MID-CAP EQ          VAL EQ             STOCK
                            -----------------------------------------------------------------------------------------
PRICE LEVEL
1.00%                       $        1.69      $        1.05      $        1.52      $        1.73      $        1.44
1.10%                                1.69               1.05               1.52               1.73               1.44
1.15%                                1.17               1.04               1.16               1.19               1.12
1.20%                                1.30               1.04               1.20               1.31               1.21
1.25%                                  --                 --                 --                 --                 --
1.25%                                1.69               1.05               1.51               1.72               1.44
1.30%                                1.68               1.05               1.51               1.72               1.44
1.35%                                1.68               1.04               1.51               1.72               1.43
1.40%                                  --                 --                 --                 --                 --
1.40%                                1.68               1.04               1.51               1.72               1.44
1.45%                                1.30               1.04               1.20               1.31               1.21
1.50%                                1.30               1.04               1.20               1.31               1.21
1.55%                                1.68               1.03               1.51               1.71               1.44
1.60%                                1.67               1.04               1.50               1.71               1.42
1.65%                                1.67               1.04               1.50               1.71               1.43
1.70%                                1.16               1.04               1.16               1.19               1.11
1.75%                                1.29               1.04               1.19               1.30               1.20
1.80%                                  --                 --                 --                 --                 --
1.85%                                1.67               1.02               1.50               1.70               1.42
1.90%                                1.16               1.03               1.16               1.18               1.11
1.95%                                  --                 --                 --                 --                 --
2.00%                                  --                 --                 --                 --                 --
2.05%                                  --                 --                 --                 --                 --
2.10%                                  --                 --                 --                 --                 --
2.15%                                  --                 --                 --                 --                 --
2.20%                                  --                 --                 --                 --                 --

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                                 VANK LIT            VANK LIT          VANK UIF           VANK UIF
                              THIRD AVE          COMSTOCK,           GRO & INC,        U.S. REAL          U.S. REAL
                                 VAL               CL II               CL II           EST, CL I         EST, CL II
                            -----------------------------------------------------------------------------------------
PRICE LEVEL
1.00%                       $          --      $        1.48      $        1.38      $        1.77      $          --
1.10%                                  --               1.47               1.37               1.76                 --
1.15%                                  --               1.13                 --                 --               1.38
1.20%                                  --               1.25               1.22               1.42                 --
1.25%                                  --                 --                 --                 --                 --
1.25%                                  --               1.47               1.37               1.76                 --
1.30%                                  --               1.52               1.46               1.92               1.38
1.35%                                  --               1.47               1.36               1.75               1.38
1.40%                                  --                 --                 --                 --                 --
1.40%                                2.11               1.46               1.36               1.75                 --
1.45%                                  --               1.25               1.22               1.42               1.38
1.50%                                2.10               1.46               1.36               1.75               1.38
1.55%                                  --               1.51               1.45               1.91               1.38
1.60%                                2.27               1.46               1.36               1.74                 --
1.65%                                  --               1.51               1.45               1.90               1.38
1.70%                                  --               1.45               1.34               1.74               1.37
1.75%                                  --               1.24               1.21               1.42               1.37
1.80%                                  --               1.45               1.34               1.74               1.37
1.85%                                  --               1.50               1.44               1.90               1.37
1.90%                                  --               1.13                 --                 --               1.37
1.95%                                  --               1.13                 --                 --               1.37
2.00%                                  --               1.13                 --                 --               1.37
2.05%                                  --               1.13                 --                 --               1.37
2.10%                                  --               1.13                 --                 --               1.37
2.15%                                  --               1.13                 --                 --               1.37
2.20%                                  --               1.13                 --                 --               1.37

                                                                                                           WF ADV
                               WANGER             WANGER             WF ADV             WF ADV              C&B
                             INTL SM CAP         U.S. SM CO        ASSET ALLOC          EQ INC           LG CAP VAL
                            -----------------------------------------------------------------------------------------
PRICE LEVEL
1.00%                       $          --      $          --      $          --      $          --      $          --
1.10%                                  --                 --                 --                 --                 --
1.15%                                1.21               1.16               1.08               1.08               1.08
1.20%                                  --                 --               1.02               1.16               1.03
1.25%                                  --                 --                 --                 --                 --
1.25%                                  --                 --               1.02               1.15               1.03
1.30%                                1.21               1.16               1.08               1.08               1.08
1.35%                                1.20               1.16               1.08               1.08               1.08
1.40%                                  --                 --                 --                 --                 --
1.40%                                1.34               1.55               1.01               1.14               1.02
1.45%                                1.20               1.16               1.01               1.14               1.02
1.50%                                0.88               1.54               1.00               1.14               1.02
1.55%                                1.20               1.15               1.08               1.08               1.08
1.60%                                0.66               1.18               1.33               1.14               1.43
1.65%                                1.20               1.15               1.00               1.13               1.01
1.70%                                1.20               1.15               0.99               1.12               1.01
1.75%                                1.20               1.15               1.08               1.08               1.08
1.80%                                1.20               1.15               1.33               1.39               1.42
1.85%                                1.20               1.15               1.08               1.08               1.08
1.90%                                1.20               1.15               1.08               1.08               1.08
1.95%                                1.20               1.15                 --                 --                 --
2.00%                                1.20               1.15               1.08               1.08               1.08
2.05%                                1.20               1.15               1.08               1.08               1.08
2.10%                                1.20               1.15               1.08               1.08               1.08
2.15%                                1.20               1.15               1.08               1.08               1.08
2.20%                                1.20               1.15               1.08               1.08               1.08

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                WF ADV             WF ADV             WF ADV             WF ADV            WF ADV
                              LG CO CORE         INTL CORE          LG CO GRO          MONEY MKT         SM CAP GRO
                            -----------------------------------------------------------------------------------------
PRICE LEVEL
1.00%                       $          --      $          --      $          --      $          --      $          --
1.10%                                  --                 --                 --                 --                 --
1.15%                                1.06               1.11               1.03               1.00               1.06
1.20%                                0.67               0.79               0.67               1.05               0.40
1.25%                                  --                 --                 --                 --                 --
1.25%                                0.67               0.79               0.67               1.05               0.40
1.30%                                1.06               1.11               1.03               1.00               1.06
1.35%                                1.06               1.11               1.03               1.00               1.06
1.40%                                  --                 --                 --                 --                 --
1.40%                                0.66               0.78               0.67               1.03               0.40
1.45%                                0.66               0.78               0.66               1.03               0.40
1.50%                                0.66               0.78               0.66               1.02               0.40
1.55%                                1.06               1.11               1.03               1.00               1.06
1.60%                                1.33               1.50               1.32               0.98               1.67
1.65%                                0.65               0.77               0.66               1.02               0.39
1.70%                                0.65               0.77               0.66               1.02               0.39
1.75%                                1.06               1.11               1.03               0.99               1.06
1.80%                                1.33               1.49               1.32               0.98               1.67
1.85%                                1.06               1.10               1.03               0.99               1.06
1.90%                                1.06               1.10               1.03               0.99               1.06
1.95%                                  --                 --                 --                 --                 --
2.00%                                1.06               1.10               1.03               0.99               1.06
2.05%                                1.06               1.10               1.03               0.99               1.06
2.10%                                1.06               1.10               1.03               0.99               1.06
2.15%                                1.06               1.10               1.02               0.99               1.06
2.20%                                1.06               1.10               1.02               0.99               1.06

                                                                                                           WF ADV
                                                                                                        TOTAL RETURN
                                                                                                            BOND
                                                                                                        -------------
PRICE LEVEL
1.00%                                                                                                   $          --
1.10%                                                                                                              --
1.15%                                                                                                            1.04
1.20%                                                                                                            1.34
1.25%                                                                                                              --
1.25%                                                                                                            1.34
1.30%                                                                                                            1.03
1.35%                                                                                                            1.03
1.40%                                                                                                              --
1.40%                                                                                                            1.31
1.45%                                                                                                            1.31
1.50%                                                                                                            1.30
1.55%                                                                                                            1.03
1.60%                                                                                                            1.04
1.65%                                                                                                            1.30
1.70%                                                                                                            1.30
1.75%                                                                                                            1.03
1.80%                                                                                                            1.04
1.85%                                                                                                            1.03
1.90%                                                                                                            1.03
1.95%                                                                                                              --
2.00%                                                                                                            1.03
2.05%                                                                                                            1.03
2.10%                                                                                                            1.03
2.15%                                                                                                            1.03
2.20%                                                                                                            1.03

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

The following is a summary of units outstanding at Dec. 31, 2004:

                                AXP VP            AXP VP             AXP VP             AXP VP             AXP VP
                              CASH MGMT          DIV BOND          DIV EQ INC          EQ SELECT             GRO
                            -----------------------------------------------------------------------------------------
PRICE LEVEL
1.00%                             691,162          1,115,144            294,272                556             28,018
1.10%                           2,964,019          3,256,066          1,639,043             46,170             58,436
1.15%                              63,523            127,100             24,814            145,310                 --
1.20%                              72,902          1,116,700          1,194,458                 --             14,697
1.25%                                  --                 --                 --                 --                 --
1.25%                           1,453,951            999,012          1,141,021                556                 --
1.30%                             588,730          1,009,741            702,880            101,198             18,250
1.35%                           2,285,018          3,019,867          1,214,561            322,732             24,174
1.40%                                  --                 --            450,667(1)              --                 --
1.40%                           7,059,275          9,515,182          1,025,603(2)         158,905            470,786
1.45%                              17,659          1,598,269          1,250,927             28,543                 --
1.50%                           1,883,576          4,594,059          1,191,117            231,111             80,388
1.55%                             568,196          1,079,855            442,603            135,398             22,318
1.60%                           5,812,820          1,266,843            854,284            201,580            732,964
1.65%                             287,111          1,443,789            285,837             43,639                 --
1.70%                             399,048            842,370            607,684            334,600                 --
1.75%                           2,484,981            265,265             78,437             71,004                 --
1.80%                              23,677                 --                 --             85,329                 --
1.85%                             178,586            169,380             30,550            118,216                 --
1.90%                             136,175            220,479             33,522            697,269                 --
1.95%                             695,511             72,509                 --                 --                 --
2.00%                               2,648                 --                 --             39,602                 --
2.05%                                  --              5,380             29,946             77,303                 --
2.10%                               4,232             20,228             11,596             91,511                 --
2.15%                                  --                 --                 --                 --                 --
2.20%                                  --                 --                 --                956                 --
---------------------------------------------------------------------------------------------------------------------
Total                          27,672,800         31,737,238         12,503,822          2,931,488          1,450,031
---------------------------------------------------------------------------------------------------------------------

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                               AXP VP
                              HI YIELD            AXP VP              AXP VP             AXP VP            AXP VP
                                BOND              INC OPP           LG CAP EQ          LG CAP VAL         MANAGED
                            -----------------------------------------------------------------------------------------
PRICE LEVEL
1.00%                                  --                 --                 --                 --             47,879
1.10%                                  --                 --                 --                 --            710,451
1.15%                             157,489         15,000,487          1,826,882                 --            121,533
1.20%                             368,208                 --            804,350                 --                 --
1.25%                                  --                 --                 --                 --                 --
1.25%                           1,261,969                 --          1,249,799                 --            175,527
1.30%                              47,842                 --          1,481,241             10,371                 --
1.35%                             101,977                 --          4,432,495              4,253            418,381
1.40%                                  --                 --                 --                 --                 --
1.40%                           3,074,321                 --          4,707,757                 --          4,135,586
1.45%                             714,886                 --          2,409,991              4,404                 --
1.50%                             834,023                 --          7,430,843                 --          1,151,346
1.55%                              19,518              9,734          1,546,983             16,382                 --
1.60%                           3,591,336                 --          3,212,752                 --          1,423,666
1.65%                             435,794                 --          2,949,301                 --                 --
1.70%                             855,164                 --          7,615,722                 --             59,502
1.75%                             199,621              6,000          2,113,612                 --                 --
1.80%                             169,509                 --            501,863                 --                 --
1.85%                             371,981                 --            817,550                 --                 --
1.90%                             830,385              7,973          9,019,408                 --                 --
1.95%                             115,069             36,034          2,547,452                 --                 --
2.00%                             140,521                 --            257,852                 --                 --
2.05%                             130,349                 --            593,623              7,766                 --
2.10%                             195,951                 --          1,042,498                 --                 --
2.15%                              10,866                 --            488,522                 --                 --
2.20%                               4,027                 --             19,062                 --                 --
---------------------------------------------------------------------------------------------------------------------
Total                          13,630,806         15,060,228         57,069,558             43,176          8,243,871
---------------------------------------------------------------------------------------------------------------------

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                                  AXP VP             AXP VP                                AXP VP
                               AXP VP             PTNRS              PTNRS              AXP VP             SHORT
                               NEW DIM          SELECT VAL         SM CAP VAL           S&P 500           DURATION
                            -----------------------------------------------------------------------------------------
PRICE LEVEL
1.00%                             481,806                 --             85,705            770,974            916,115
1.10%                           3,126,414                 --            638,249          5,632,742          4,913,953
1.15%                             268,298                 --            610,430            355,271             23,608
1.20%                           2,443,241                 --            221,479            238,537          1,221,366
1.25%                                  --                 --                 --            638,603(3)       2,036,270(5)
1.25%                           3,595,983                 --            273,733          3,821,892(4)       1,897,350(6)
1.30%                             472,783                 --            543,414          1,255,925          1,672,436
1.35%                           2,974,346                 --          1,986,169          5,759,890          6,160,137
1.40%                                  --                 --                 --                 --            520,906(1)
1.40%                           4,250,020                 --            692,015            223,014          2,329,978(2)
1.45%                           2,774,107                 --            735,495            301,796          2,282,634
1.50%                           2,369,770                 --          1,175,447             10,175          3,266,453
1.55%                             459,147                 --            580,559            731,428          1,552,476
1.60%                           1,568,073                 --            717,544            198,551            764,594
1.65%                             674,601                 --            925,994             56,780          2,104,513
1.70%                             966,623              1,504          1,934,735            174,076          1,543,992
1.75%                             114,094                 --            928,996            618,635            233,940
1.80%                                  --                 --            325,201                 --             31,383
1.85%                              65,688                 --            337,063             30,443            399,212
1.90%                                  --                 --          4,456,218             48,246            218,104
1.95%                                  --                 --          1,187,688              5,408             43,240
2.00%                                  --                 --            122,836              3,049             29,412
2.05%                                  --                 --            298,600             13,032             69,661
2.10%                                  --                 --            532,783                 --             75,109
2.15%                                  --                 --            226,669                 --                 --
2.20%                                  --                 --              4,864                 --                 --
---------------------------------------------------------------------------------------------------------------------
Total                          26,604,994              1,504         19,541,886         20,888,467         34,306,842
---------------------------------------------------------------------------------------------------------------------

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                AXP VP            AXP VP              AXP VP                               AIM VI
                                SM CAP           STRATEGY              THDL             AXP VP            BASIC VAL,
                                 ADV               AGGR              EMER MKTS         THDL INTL           SER II
                            -----------------------------------------------------------------------------------------
PRICE LEVEL
1.00%                              25,568                 --                 --                 --            908,630
1.10%                             340,227                 --                 --                 --          4,314,474
1.15%                              20,368                 --            362,614                 --            610,149
1.20%                             236,678                 --                 --                 --            941,205
1.25%                                  --                 --                 --                 --                 --
1.25%                             445,366                 --             48,273                 --            782,646
1.30%                                  --                 --            337,137                 --          1,056,551
1.35%                             221,085                 --          1,017,613                 --          4,662,910
1.40%                              88,732(1)              --                 --                 --                 --
1.40%                             274,408(2)       3,193,515            197,893          1,736,141            898,229
1.45%                             840,173                 --            159,741                 --          1,177,552
1.50%                             877,575                 --            822,098            246,409          1,342,512
1.55%                                  --                 --            382,741                 --            889,350
1.60%                             615,900                 --            424,388                 --            122,911
1.65%                              46,597                 --            418,442                 --          1,172,967
1.70%                             441,102                 --          1,069,902                925          1,478,589
1.75%                                  --                 --            441,064                 --          1,045,853
1.80%                                  --                 --            191,103                 --             48,420
1.85%                                  --                 --            224,722                 --            109,551
1.90%                                  --                 --          2,159,175                 --          3,224,527
1.95%                                  --                 --            548,514                 --          1,578,749
2.00%                                  --                 --             66,257                 --             44,810
2.05%                                  --                 --            151,985                 --            110,750
2.10%                                  --                 --            264,128                 --            370,607
2.15%                                  --                 --             95,307                 --            288,625
2.20%                                  --                 --              2,694                 --              5,651
---------------------------------------------------------------------------------------------------------------------
Total                           4,473,779          3,193,515          9,385,791          1,983,475         27,186,218
---------------------------------------------------------------------------------------------------------------------

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                               AIM VI             AIM VI              AIM VI             AIM VI             AIM VI
                              CAP APPR,          CAP APPR,           CAP DEV,           CAP DEV,           CORE EQ,
                                SER I             SER II              SER I              SER II             SER I
                            -----------------------------------------------------------------------------------------
PRICE LEVEL
1.00%                             331,455             11,405                 --             50,897                 --
1.10%                           2,151,152            150,114                 --            551,068                 --
1.15%                             140,308                 --                 --                 --                 --
1.20%                           2,149,782              3,118                 --             42,075                 --
1.25%                                  --                 --                 --                 --                 --
1.25%                           3,427,588             21,904                 --             79,921                 --
1.30%                                  --             15,849                 --            146,367                 --
1.35%                           3,768,756             52,302                 --            328,255                 --
1.40%                                  --                 --                 --                 --                 --
1.40%                           2,822,012            212,256            609,925            109,321          4,187,731
1.45%                           3,548,934             38,120                 --             86,918                 --
1.50%                           4,221,482             49,166            136,732             18,464                 --
1.55%                                  --             33,692                 --             75,071                 --
1.60%                           4,617,242            121,137          1,399,490             51,792                 --
1.65%                             416,144             35,663                 --             46,097                 --
1.70%                             661,818            329,104                 --            163,179                 --
1.75%                                  --                 --                 --             19,518                 --
1.80%                              59,051             24,676                 --                 --                 --
1.85%                                  --             40,378                 --             32,518                 --
1.90%                                  --              2,878                 --             12,123                 --
1.95%                                  --                 --                 --                 --                 --
2.00%                                  --                 --                 --                 --                 --
2.05%                                  --             64,742                 --                 --                 --
2.10%                                  --                 --                 --                 --                 --
2.15%                                  --                 --                 --                 --                 --
2.20%                                  --                 --                 --                 --                 --
---------------------------------------------------------------------------------------------------------------------
Total                          28,315,724          1,206,504          2,146,147          1,813,584          4,187,731
---------------------------------------------------------------------------------------------------------------------

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                               AIM VI             AIM VI             AIM VI             AIM VI             AIM VI
                              DENT DEMO          INTL GRO,           MID CAP          PREMIER EQ,        PREMIER EQ,
                            TRENDS, SER I          SER I          CORE EQ, SER II        SER I             SER II
                            -----------------------------------------------------------------------------------------
PRICE LEVEL
1.00%                              93,029                 --                   --          464,782             22,954
1.10%                             600,197                 --                   --        3,275,881            123,824
1.15%                                  --                 --              186,790          407,957                 --
1.20%                                  --                 --                   --        5,719,462              6,442
1.25%                                  --                 --                   --               --                 --
1.25%                             291,021                 --                   --        8,268,956             10,758
1.30%                                  --                 --              169,372               --              7,234
1.35%                           1,126,371                 --              414,595        5,047,612             53,723
1.40%                                  --                 --                   --               --                 --
1.40%                                  --          2,222,895                   --        7,984,982             46,271
1.45%                                  --                 --              140,746        7,271,769             18,854
1.50%                                  --                 --              366,842        6,212,614             10,501
1.55%                                  --                 --              111,013               --                 --
1.60%                                  --                 --                   --        4,849,822                 --
1.65%                                  --                 --              266,411          881,001             19,925
1.70%                                  --                 --              426,619        1,307,329                 --
1.75%                                  --                 --              302,465               --             19,341
1.80%                                  --                 --               13,803           15,981                 --
1.85%                                  --                 --               13,022               --                 --
1.90%                                  --                 --              900,049               --                 --
1.95%                                  --                 --              454,292               --                 --
2.00%                                  --                 --               12,448               --                 --
2.05%                                  --                 --               32,883               --                 --
2.10%                                  --                 --              105,995               --                 --
2.15%                                  --                 --               82,087               --                 --
2.20%                                  --                 --                1,379               --                 --
---------------------------------------------------------------------------------------------------------------------
Total                           2,110,618          2,222,895            4,000,811       51,708,148            339,827
---------------------------------------------------------------------------------------------------------------------

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                AB VP              AB VP              AB VP             AB VP               AB VP
                              GRO & INC,         INTL VAL,         LG CAP GRO,          GLOBAL          TOTAL RETURN,
                                 CL B               CL B               CL B           TECH, CL B             CL B
                            -----------------------------------------------------------------------------------------
PRICE LEVEL
1.00%                           1,573,330                 --            880,835            588,417             29,208
1.10%                           9,205,465                 --          4,505,075          2,520,222            424,180
1.15%                               3,886            620,491                 --                 --                 --
1.20%                             165,305                 --            128,384             27,721             84,625
1.25%                                  --                 --                 --                 --                 --
1.25%                           4,134,809                 --          1,578,168            932,068             35,319
1.30%                             146,277            583,402            109,824            172,008             62,046
1.35%                          11,742,339          1,508,763          6,936,612          2,772,934            311,464
1.40%                                  --                 --                 --                 --                 --
1.40%                             362,544            302,532          2,021,108          1,282,698             53,425
1.45%                             242,834            208,664             58,892            114,041             60,227
1.50%                             210,687          1,204,859            845,927          1,147,985                 --
1.55%                             530,602            566,544            231,066            189,266            115,156
1.60%                              79,430            627,438          3,938,190          3,266,707             10,909
1.65%                             621,641            537,423            186,511            157,555              1,288
1.70%                             108,770          1,580,374              7,810             15,551                 --
1.75%                              97,138            653,471             10,696              5,656                 --
1.80%                              10,038            295,028                 --                 --                 --
1.85%                              29,903            343,649             19,913             87,387                 --
1.90%                              89,621          3,162,066                 --                 --                 --
1.95%                                  --            724,770                 --                 --                 --
2.00%                                 934             96,900                 --                 --                 --
2.05%                              84,673            225,472                 --                 --              1,504
2.10%                              18,974            366,680                 --                 --                 --
2.15%                                  --            135,045                 --                 --                 --
2.20%                                  --              6,053                 --                 --                 --
---------------------------------------------------------------------------------------------------------------------
Total                          29,459,200         13,749,624         21,459,011         13,280,216          1,189,351
---------------------------------------------------------------------------------------------------------------------

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                AB VP              AC VP              AC VP
                              U.S. GOVT/         INC & GRO,         INFLATION            AC VP              AC VP
                             HI GR, CL B            CL I           PROT, CL II        INTL, CL II       ULTRA, CL II
                            -----------------------------------------------------------------------------------------
PRICE LEVEL
1.00%                                  --                 --                 --                 --                 --
1.10%                                  --                 --                 --                 --                 --
1.15%                                  --                 --          1,415,779                 --            449,633
1.20%                                  --                 --                 --                 --                 --
1.25%                                  --                 --                 --                 --                 --
1.25%                                  --                 --                 --                 --                 --
1.30%                                  --                 --          1,332,531                 --            406,559
1.35%                                  --                 --          3,481,039                 --          1,073,637
1.40%                                  --                 --                 --                 --                 --
1.40%                           1,347,411          1,530,301            474,294                 --                 --
1.45%                                  --                 --            508,945              6,855            376,100
1.50%                             917,571                 --          3,141,354                 --            901,330
1.55%                                  --                 --          1,194,072                 --            267,671
1.60%                             919,666                 --            799,043                 --                 --
1.65%                                  --                 --          1,211,565                 --            813,939
1.70%                                  --                 --          3,918,694                 --          1,153,624
1.75%                                  --                 --          1,618,307                 --            715,976
1.80%                                  --                 --            525,827                 --             32,212
1.85%                                  --                 --            900,740                 --             45,944
1.90%                                  --                 --          7,249,314                 --          2,494,993
1.95%                                  --                 --          1,751,354                 --          1,251,582
2.00%                                  --                 --            311,955                 --             39,821
2.05%                                  --                 --            485,343             13,030             79,205
2.10%                                  --                 --            778,940                 --            302,984
2.15%                                  --                 --            349,193                 --            231,430
2.20%                                  --                 --             21,561                 --                 --
---------------------------------------------------------------------------------------------------------------------
Total                           3,184,648          1,530,301         31,469,850             19,885         10,636,640
---------------------------------------------------------------------------------------------------------------------

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                                                                       COLONIAL
                                AC VP              AC VP            BARON CAP         SM CAP VAL,       COL HI YIELD,
                              VAL, CL I         VAL, CL II          ASSET, INS          VS CL B            VS CL A
                            -----------------------------------------------------------------------------------------
PRICE LEVEL
1.00%                                  --                 --                 --                 --                 --
1.10%                                  --                 --                 --                 --                 --
1.15%                                  --              1,985                 --                 --             91,421
1.20%                                  --                 --                 --                 --                 --
1.25%                                  --                 --                 --                 --                 --
1.25%                                  --                 --                 --                 --            536,501
1.30%                                  --                 --                 --                 --                 --
1.35%                                  --              6,962                 --             34,347                 --
1.40%                                  --                 --                 --                 --                 --
1.40%                           1,162,630              4,920            480,435                 --                 --
1.45%                                  --                 --                 --                 --                 --
1.50%                                  --             21,689            496,855              7,059                 --
1.55%                                  --             13,873                 --                 --                 --
1.60%                                  --             41,385          1,061,149                 --                 --
1.65%                                  --                 --                 --              5,427                 --
1.70%                                  --             17,995                 --              2,011                 --
1.75%                                  --                 --                 --                 --                 --
1.80%                                  --                 --                 --                 --                 --
1.85%                                  --                 --                 --                 --                 --
1.90%                                  --             25,722                 --                 --                 --
1.95%                                  --                 --                 --             42,500                 --
2.00%                                  --                 --                 --                 --                 --
2.05%                                  --                 --                 --                 --                 --
2.10%                                  --                 --                 --                 --                 --
2.15%                                  --                 --                 --                 --                 --
2.20%                                  --                 --                 --                 --                 --
---------------------------------------------------------------------------------------------------------------------
Total                           1,162,630            134,531          2,038,439             91,344            627,922
---------------------------------------------------------------------------------------------------------------------

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                                                     DREY IP            DREY IP            DREY SOC
                            COL HI YIELD,       CS MID-CAP        MIDCAP STOCK,        TECH GRO,          RESP GRO,
                               VS CL B              GRO              SERV CL            SERV CL            INIT CL
                            -----------------------------------------------------------------------------------------
PRICE LEVEL
1.00%                                  --                 --                 --                 --                 --
1.10%                                  --                 --                 --                 --                 --
1.15%                             404,117                 --                 --            203,688                 --
1.20%                                  --                 --                 --                 --            701,341
1.25%                                  --                 --                 --                 --                 --
1.25%                                  --                 --                 --                 --            622,735
1.30%                             287,458                 --                600            160,516                 --
1.35%                             938,922                 --              7,414            500,416                 --
1.40%                                  --                 --                 --                 --                 --
1.40%                                  --             53,588                 --             79,750            461,122
1.45%                             226,897                 --              9,897             98,579          1,126,779
1.50%                             944,512             37,312             12,587            384,049            503,869
1.55%                             277,054                 --                 --            177,210                 --
1.60%                                  --            364,476                 --            206,185                 --
1.65%                             419,420                 --                 --            248,526            108,573
1.70%                             937,969                 --             12,741            499,972            243,803
1.75%                             730,912                 --                 --            250,705                 --
1.80%                              68,852                 --                 --             92,082                 --
1.85%                               9,127                 --                 --             89,979                 --
1.90%                           1,911,905                 --                 --          1,117,433                 --
1.95%                             851,690                 --                 --            332,757                 --
2.00%                              12,384                 --                 --             23,180                 --
2.05%                             134,163                 --                 --             67,435                 --
2.10%                             180,343                 --                 --            133,241                 --
2.15%                             158,885                 --                 --             59,167                 --
2.20%                               9,569                 --                 --                492                 --
---------------------------------------------------------------------------------------------------------------------
Total                           8,504,179            455,376             43,239          4,725,362          3,768,222
---------------------------------------------------------------------------------------------------------------------

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                                 DREY VIF           DREY VIF           DREY VIF             EG VA
                              DREY VIF          DISC STOCK,         INTL VAL,        SM CO STOCK,        CORE BOND,
                            APPR, SERV CL         INIT CL            SERV CL            INIT CL             CL 2
                            -----------------------------------------------------------------------------------------
PRICE LEVEL
1.00%                                  --                 --                 --                 --            861,458
1.10%                                  --                 --                 --                 --          3,565,558
1.15%                              13,876                 --                 --                 --            488,447
1.20%                                  --                 --                 --                 --            774,519
1.25%                                  --                 --                 --                 --                 --
1.25%                                  --                 --                 --                 --            797,568
1.30%                             196,110                 --                 --                 --          2,443,289
1.35%                              14,459                 --             18,658                 --          4,783,695
1.40%                                  --                 --                 --                 --                 --
1.40%                              33,446            427,692                 --             17,470          2,283,873
1.45%                              12,537                 --                 --                 --          1,099,772
1.50%                              21,358                 --             15,799                 --          1,862,941
1.55%                                  --                 --                 --                 --          1,660,471
1.60%                              88,486                 --                 --                 --            328,892
1.65%                                  --                 --                 --                 --          1,089,865
1.70%                               1,490                 --              8,999                 --          2,108,138
1.75%                                  --                 --                 --                 --            186,662
1.80%                                  --                 --                 --                 --              6,561
1.85%                                  --                 --                 --                 --            305,989
1.90%                              72,194                 --              6,751                 --          1,507,174
1.95%                                  --                 --                 --                 --                 --
2.00%                                  --                 --                 --                 --             35,855
2.05%                              67,533                 --             16,270                 --            134,201
2.10%                               1,090                 --                 --                 --            149,244
2.15%                                  --                 --                 --                 --                 --
2.20%                                  --                 --                 --                 --              3,901
---------------------------------------------------------------------------------------------------------------------
Total                             522,579            427,692             66,477             17,470         26,478,073
---------------------------------------------------------------------------------------------------------------------

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                                                                         EG VA              EG VA
                                EG VA              EG VA              EG VA           FUNDAMENTAL        FUNDAMENTAL
                              BAL, CL 2          FUND, CL 1         FUND, CL 2       LG CAP, CL 1       LG CAP, CL 2
                            -----------------------------------------------------------------------------------------
PRICE LEVEL
1.00%                              39,584             27,649            206,852            109,234            267,104
1.10%                             314,674            408,956          1,430,315            407,512          1,802,979
1.15%                                  --                 --                 --                 --                 --
1.20%                              54,272                 --            617,103                 --            762,168
1.25%                                  --                 --                 --                 --                 --
1.25%                              93,884            152,245            227,963            215,050            243,971
1.30%                             223,632                 --            317,861                 --            590,469
1.35%                             154,152            323,355          1,222,937            310,709          1,618,002
1.40%                                  --                 --                 --                 --                 --
1.40%                             102,951                 --            447,730                 --            623,535
1.45%                              20,822                 --            453,959                 --            651,715
1.50%                             152,428                 --            161,428                 --            341,238
1.55%                             160,709                 --            402,333                 --            478,819
1.60%                               7,223                 --             69,046                 --             89,290
1.65%                             305,408                 --            238,419                 --            397,128
1.70%                              47,611                 --            211,863                 --            321,529
1.75%                             169,142                 --            119,335                 --            153,895
1.80%                                  --                 --                 --                 --              8,617
1.85%                              39,512                 --             71,679                 --             75,894
1.90%                                  --                 --                 --                 --             57,254
1.95%                                  --                 --                 --                 --                 --
2.00%                                  --                 --                 --                 --                 --
2.05%                                  --                 --                 --                 --                 --
2.10%                                  --                 --                 --                 --                 --
2.15%                                  --                 --                 --                 --                 --
2.20%                                  --                 --                 --                 --                 --
---------------------------------------------------------------------------------------------------------------------
Total                           1,886,004            912,205          6,198,823          1,042,505          8,483,607
---------------------------------------------------------------------------------------------------------------------

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                EG VA            EG VA               EG VA              EG VA              EG VA
                              GRO, CL 2        HI INC, CL 2       INTL EQ, CL 1      INTL EQ, CL 2      OMEGA, CL 1
                            -----------------------------------------------------------------------------------------
PRICE LEVEL
1.00%                              74,308            327,468            109,125            335,917            332,353
1.10%                             818,596          1,819,041            525,531          2,276,598          2,283,437
1.15%                              10,353            315,071                 --              5,159                 --
1.20%                             296,765            284,897                 --          1,249,348                 --
1.25%                                  --                 --                 --                 --                 --
1.25%                             116,844            637,502            277,624            365,109            992,599
1.30%                             166,996            675,902                 --            544,621                 --
1.35%                             476,397          2,036,402            742,437          2,237,533          3,114,704
1.40%                                  --                 --                 --                 --                 --
1.40%                             205,115            951,503                 --            663,069                 --
1.45%                             305,750            530,734                 --            980,043                 --
1.50%                              87,072            749,442                 --            341,255                 --
1.55%                             258,900          1,404,528                 --            507,811                 --
1.60%                              15,739            181,367                 --            169,117                 --
1.65%                             136,410            441,047                 --            320,092                 --
1.70%                             100,931          1,002,444                 --            442,513                 --
1.75%                              40,335             88,304                 --            184,469                 --
1.80%                                  --              3,550                 --                255                 --
1.85%                              44,997            110,639                 --             45,311                 --
1.90%                              27,211            884,519                 --             78,517                 --
1.95%                                  --                 --                 --                 --                 --
2.00%                                  --             26,290                 --                 --                 --
2.05%                                  --             42,878                 --                 --                 --
2.10%                                  --             50,635                 --                 --                 --
2.15%                                  --                 --                 --                 --                 --
2.20%                                  --              2,866                 --                 --                 --
---------------------------------------------------------------------------------------------------------------------
Total                           3,182,719         12,567,029          1,654,717         10,746,737          6,723,093
---------------------------------------------------------------------------------------------------------------------

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                EG VA              EG VA              EG VA              EG VA              EG VA
                                OMEGA,            SPECIAL            SPECIAL            SPECIAL           STRATEGIC
                                 CL 2             EQ, CL 2           VAL, CL 1         VAL, CL 2          INC, CL 1
                            -----------------------------------------------------------------------------------------
PRICE LEVEL
1.00%                             368,435                 93            382,257            580,764            280,611
1.10%                           2,299,605            501,254          2,101,047          2,527,044          1,542,887
1.15%                             279,491            142,194                 --             17,748                 --
1.20%                           1,187,491            138,147                 --            730,164                 --
1.25%                                  --                 --                 --                 --                 --
1.25%                             467,163             10,973            894,485            522,984            298,355
1.30%                             651,709            148,060                 --            725,324                 --
1.35%                           2,377,790            459,197          2,440,566          1,945,349          1,632,537
1.40%                                  --                 --                 --                 --                 --
1.40%                             580,043             75,739                 --          1,272,942                 --
1.45%                             930,637            118,860                 --            749,747                 --
1.50%                             742,366            260,514                 --            661,231                 --
1.55%                           1,032,128            191,627                 --            540,664                 --
1.60%                              82,429              4,564                 --             77,609                 --
1.65%                             335,731             42,236                 --            636,669                 --
1.70%                             716,886            331,707                 --            391,000                 --
1.75%                             179,953             71,716                 --            237,807                 --
1.80%                               2,015                944                 --             43,451                 --
1.85%                             112,987             40,388                 --            110,637                 --
1.90%                           1,047,986            506,977                 --            172,639                 --
1.95%                                  --                 --                 --                 --                 --
2.00%                              17,769              8,774                 --                 --                 --
2.05%                              83,418             34,723                 --             58,412                 --
2.10%                              75,750             31,236                 --             24,321                 --
2.15%                                  --                 --                 --                 --                 --
2.20%                               1,936                965                 --                 --                 --
---------------------------------------------------------------------------------------------------------------------
Total                          13,573,718          3,120,888          5,818,355         12,026,506          3,754,390
---------------------------------------------------------------------------------------------------------------------

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                EG VA             FID VIP           FID VIP             FID VIP            FID VIP
                              STRATEGIC             BAL,              BAL,            CONTRAFUND,        CONTRAFUND,
                              INC, CL 2           SERV CL           SERV CL 2           SERV CL           SERV CL 2
                            -----------------------------------------------------------------------------------------
PRICE LEVEL
1.00%                             470,049                 --                 --            992,962          1,844,322
1.10%                           2,081,335                 --                 --          6,011,690          9,447,958
1.15%                             507,994             54,524                 --                 --          1,193,897
1.20%                             748,036                 --                 --                 --          3,268,647
1.25%                                  --                 --                 --                 --                 --
1.25%                             383,967            480,690                 --          1,834,539          1,707,127
1.30%                           1,842,640                 --                 --                 --          3,317,143
1.35%                           2,394,691                 --                 --          6,693,964          8,495,591
1.40%                                  --                 --                 --                 --                 --
1.40%                           2,478,706                 --             46,101                 --          3,099,130
1.45%                             670,374                 --                 --                 --          2,508,860
1.50%                           2,459,911                 --             72,686                 --          2,930,858
1.55%                           1,451,050                 --                 --                 --          2,520,720
1.60%                              94,778                 --             14,320                 --          1,695,595
1.65%                           1,205,112                 --                 --                 --          4,083,031
1.70%                           1,497,676                 --             97,304                 --          3,067,070
1.75%                             327,470                 --                 --                 --          1,767,168
1.80%                               3,753                 --                 --                 --            523,862
1.85%                             166,855                 --                 --                 --            814,056
1.90%                           1,506,668                 --                 --                 --          6,485,367
1.95%                                  --                 --                 --                 --          1,607,205
2.00%                              29,849                 --                 --                 --            194,707
2.05%                             182,147                 --                 --                 --            548,156
2.10%                              80,097                 --                 --                 --            818,381
2.15%                                  --                 --                 --                 --            278,785
2.20%                               3,260                 --                 --                 --              7,727
---------------------------------------------------------------------------------------------------------------------
Total                          20,586,418            535,214            230,411         15,533,155         62,225,363
---------------------------------------------------------------------------------------------------------------------

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                               FID VIP            FID VIP            FID VIP            FID VIP            FID VIP
                              DYN APPR,          GRO & INC,         GRO & INC,            GRO,               GRO,
                              SERV CL 2           SERV CL           SERV CL 2           SERV CL           SERV CL 2
                            -----------------------------------------------------------------------------------------
PRICE LEVEL
1.00%                                  --                 --                 --                 --            138,646
1.10%                                  --                 --                 --                 --          1,153,117
1.15%                                  --            180,648                 --            107,910                 --
1.20%                             104,653                 --                 --                 --            181,743
1.25%                                  --                 --                 --                 --                 --
1.25%                             522,605            440,579                 --            172,563            410,412
1.30%                                  --                 --                 --                 --            195,683
1.35%                                  --                 --                 --                 --            633,830
1.40%                                  --                 --                 --                 --                 --
1.40%                              74,735          1,819,584            298,539                 --            882,131
1.45%                             341,738                 --                 --                 --            302,575
1.50%                             182,722          1,268,898            198,592                 --            405,050
1.55%                                  --                 --                 --                 --            255,624
1.60%                                  --          4,084,733                 --                 --             70,280
1.65%                                 623                 --                 --                 --            199,225
1.70%                              92,377                 --            305,634                 --            327,268
1.75%                                  --                 --                 --                 --             75,061
1.80%                                  --                 --                 --                 --                 --
1.85%                                  --                 --                 --                 --              6,936
1.90%                                  --                 --                 --                 --                 --
1.95%                                  --                 --                 --                 --                 --
2.00%                                  --                 --                 --                 --                 --
2.05%                                  --                 --                 --                 --              8,172
2.10%                                  --                 --                 --                 --             12,669
2.15%                                  --                 --                 --                 --                 --
2.20%                                  --                 --                 --                 --                 --
---------------------------------------------------------------------------------------------------------------------
Total                           1,319,453          7,794,442            802,765            280,473          5,258,422
---------------------------------------------------------------------------------------------------------------------

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                               FID VIP            FID VIP            FID VIP            FID VIP           FID VIP
                               HI INC,            HI INC,           INVEST GR,          MID CAP,          MID CAP,
                               SERV CL           SERV CL 2          SERV CL 2           SERV CL           SERV CL 2
                            -----------------------------------------------------------------------------------------
PRICE LEVEL
1.00%                             215,025                 --                 --            728,373            737,457
1.10%                           1,549,232                 --                 --          4,303,577          5,311,261
1.15%                                  --                 --            560,411            249,746                574
1.20%                                  --            223,397                 --                 --          1,924,742
1.25%                                  --                 --                 --                 --                 --
1.25%                             844,572            336,942                 --          1,897,403          3,064,097
1.30%                                  --                 --            385,265                 --          1,000,205
1.35%                           1,946,138                 --          1,282,636          4,904,164          3,711,858
1.40%                                  --                 --                 --                 --                 --
1.40%                                  --            189,835                 --          1,964,085          1,900,572
1.45%                                  --            375,194            320,711                 --          2,100,940
1.50%                                  --            559,721          1,432,981          1,141,712          1,887,972
1.55%                                  --                 --            387,093                 --          1,244,317
1.60%                                  --                 --                 --          4,551,059            299,198
1.65%                                  --             22,023            708,432                 --          1,002,113
1.70%                                  --            186,002          1,336,496                 --          1,207,901
1.75%                                  --                 --          1,051,590                 --            223,139
1.80%                                  --             42,115            162,239                 --             53,990
1.85%                                  --                 --             11,094                 --            213,435
1.90%                                  --                 --          3,023,742                 --            193,985
1.95%                                  --                 --          1,202,004                 --              5,349
2.00%                                  --                 --             26,442                 --              3,629
2.05%                                  --                 --            115,963                 --             51,580
2.10%                                  --                 --            256,526                 --             35,574
2.15%                                  --                 --            212,931                 --                 --
2.20%                                  --                 --             19,246                 --                 --
---------------------------------------------------------------------------------------------------------------------
Total                           4,554,967          1,935,229         12,495,802         19,740,119         26,173,888
---------------------------------------------------------------------------------------------------------------------

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                               FID VIP            FID VIP            FTVIPT              FTVIPT            FTVIPT
                              OVERSEAS,          OVERSEAS,          FRANK INC          FRANK REAL       FRANK RISING
                               SERV CL           SERV CL 2          SEC, CL 2           EST, CL 2        DIVD, CL 2
                            -----------------------------------------------------------------------------------------
PRICE LEVEL
1.00%                                  --             64,042                 --             98,799                 --
1.10%                                  --            266,997                 --            501,417                 --
1.15%                                  --            628,123            299,740              1,776              1,996
1.20%                                  --            128,401          1,365,725            417,542                 --
1.25%                                  --                 --                 --                 --                 --
1.25%                                  --             80,935          2,548,107            992,316                 --
1.30%                                  --            487,358            157,039             86,156             25,359
1.35%                                  --          1,574,627            525,246            331,747             27,606
1.40%                                  --                 --                 --                 --                 --
1.40%                             499,317            192,794          1,053,772            759,597                 --
1.45%                                  --            311,199          4,021,369            690,143                 --
1.50%                             188,491          1,157,785          3,719,459            889,592             39,777
1.55%                                  --            449,201            121,511             33,250              2,343
1.60%                           1,219,436            421,821             20,864            840,630                 --
1.65%                                  --            375,191            448,383            154,457             10,706
1.70%                                  --          1,573,293          2,119,395            420,733             13,726
1.75%                                  --            646,213            530,358             23,706             65,763
1.80%                                  --            294,891            190,780            102,035                 --
1.85%                                  --            246,296            150,535             78,264                 --
1.90%                                  --          3,210,160            516,139            118,802             34,433
1.95%                                  --            754,725            325,201                 --            111,462
2.00%                                  --             95,960             29,339             34,688                 --
2.05%                                  --            229,392            113,281             23,438              8,962
2.10%                                  --            387,699             11,718             31,534             19,761
2.15%                                  --            142,277                 --                 --                 --
2.20%                                  --              4,705                 --                 --                 --
---------------------------------------------------------------------------------------------------------------------
Total                           1,907,244         13,724,085         18,267,961          6,630,622            361,894
---------------------------------------------------------------------------------------------------------------------

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                            FTVIPT FRANK          FTVIPT          FTVIPT MUTUAL         FTVIPT             FTVIPT
                             SM MID CAP          FRANK SM          SHARES SEC,         TEMP DEV           TEMP FOR
                              GRO, CL 2        CAP VAL, CL 2          CL 2           MKTS SEC, CL 2       SEC, CL 2
                            -----------------------------------------------------------------------------------------
PRICE LEVEL
1.00%                             978,469            231,190          3,639,852               6,034         1,058,466
1.10%                           5,959,131          1,681,147         16,294,647             283,644         5,752,087
1.15%                             480,560                 --            586,502                  --            96,654
1.20%                           3,142,493            478,478          3,662,326                  --           797,260
1.25%                                  --                 --          2,399,980(5)               --           400,004(7)
1.25%                           5,176,696            515,824          5,620,593(6)          168,944         2,217,457(8)
1.30%                             221,261            409,931          4,251,988                  --           454,363
1.35%                           5,929,595            791,314         16,071,667             254,120         4,969,221
1.40%                                  --                 --                 --                  --                --
1.40%                           2,278,761            748,730         11,643,237                  --         1,199,601
1.45%                           4,520,483            718,313          3,860,718                  --           709,722
1.50%                           3,250,113            496,009          9,665,704                  --           670,630
1.55%                             236,746            376,991          4,270,708                  --           494,173
1.60%                             141,647             69,901          2,461,077                  --           833,190
1.65%                           1,246,924            470,796          5,447,101                  --           404,460
1.70%                           1,992,056            284,119          3,112,285                  --           307,989
1.75%                             132,392             89,306          1,138,390                  --           138,601
1.80%                                  --             22,889            137,868                  --                --
1.85%                                  --             85,455            515,964                  --           105,041
1.90%                             110,512                 --            369,252                  --                --
1.95%                               5,738                 --            239,635                  --                --
2.00%                                  --                 --                 --                  --                --
2.05%                                  --                 --              8,985                  --                --
2.10%                                  --                 --             20,223                  --                --
2.15%                                  --                 --             13,522                  --                --
2.20%                                  --                 --                 --                  --                --
---------------------------------------------------------------------------------------------------------------------
Total                          35,803,577          7,470,393         95,432,224             712,742        20,608,919
---------------------------------------------------------------------------------------------------------------------

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                               FTVIPT             FTVIPT                                  GS VIT
                             TEMP GLOBAL         TEMP GRO              GS VIT              CORE              GS VIT
                              INC, CL 2          SEC, CL 2             CAP GRO            U.S. EQ           INTL EQ
                            -----------------------------------------------------------------------------------------
PRICE LEVEL
1.00%                                  --                 --                 --                 --                 --
1.10%                                  --                 --                 --                 --                 --
1.15%                             574,922             44,181                 --                 --                 --
1.20%                                  --                 --                 --          1,569,225                 --
1.25%                                  --                 --                 --                 --                 --
1.25%                                  --                 --                 --          2,370,578                 --
1.30%                             537,141             95,829                 --                 --                 --
1.35%                           1,341,871            200,962                 --                 --                 --
1.40%                                  --                 --                 --                 --                 --
1.40%                             196,191                 --            462,301          1,429,759            136,708
1.45%                             195,109             14,832                 --          1,667,255                 --
1.50%                           1,266,087            237,678            112,050          1,866,259             72,716
1.55%                             473,543             16,459                 --                 --                 --
1.60%                             312,611                 --          1,120,812            910,566            618,004
1.65%                             453,732            126,871                 --            281,693                 --
1.70%                           1,493,444            176,739                 --            816,328                 --
1.75%                             651,652             45,815                 --                 --                 --
1.80%                             195,189                 --                 --             54,386                 --
1.85%                             290,916              6,013                 --                 --                 --
1.90%                           2,656,033             24,825                 --                 --                 --
1.95%                             696,244            237,357                 --                 --                 --
2.00%                             106,846                 --                 --                 --                 --
2.05%                             187,968             41,582                 --                 --                 --
2.10%                             294,601                 --                 --                 --                 --
2.15%                             131,788                 --                 --                 --                 --
2.20%                               8,435                 --                 --                 --                 --
---------------------------------------------------------------------------------------------------------------------
Total                          12,064,323          1,269,143          1,695,163         10,966,049            827,428
---------------------------------------------------------------------------------------------------------------------

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                 GS VIT            JANUS           JANUS ASPEN        JANUS ASPEN            JANUS
                                 MID CAP           ASPEN           GLOBAL TECH,          LG CAP           ASPEN INTL
                                   VAL           BAL, INST             SERV            GRO, SERV          GRO, SERV
                            -----------------------------------------------------------------------------------------
PRICE LEVEL
1.00%                                  --                 --                 --                 --                 --
1.10%                                  --                 --                 --                 --                 --
1.15%                             505,452                 --             83,505            194,392                 --
1.20%                           1,028,140                 --                 --                 --                 --
1.25%                                  --                 --                 --                 --                 --
1.25%                           1,409,019                 --            126,020            631,983                 --
1.30%                             488,714                 --                 --                 --                 --
1.35%                           1,275,903                 --                 --                 --                 --
1.40%                                  --                 --                 --                 --                 --
1.40%                             591,390          6,201,942            717,086          1,861,864            950,732
1.45%                           1,425,596                 --                 --                 --                 --
1.50%                           1,519,325                 --            163,492          1,325,873            446,493
1.55%                             435,371                 --                 --                 --                 --
1.60%                             392,551                 --          1,339,292          4,012,185          3,282,127
1.65%                             431,225                 --                 --                 --                 --
1.70%                           1,283,609                 --                 --                 --                 --
1.75%                             580,333                 --                 --                 --                 --
1.80%                             165,174                 --                 --                 --                 --
1.85%                             248,092                 --                 --                 --                 --
1.90%                           2,745,691                 --                 --                 --                 --
1.95%                             749,329                 --                 --                 --                 --
2.00%                              70,233                 --                 --                 --                 --
2.05%                             212,845                 --                 --                 --                 --
2.10%                             317,064                 --                 --                 --                 --
2.15%                             142,819                 --                 --                 --                 --
2.20%                               2,565                 --                 --                 --                 --
---------------------------------------------------------------------------------------------------------------------
Total                          16,020,440          6,201,942          2,429,395          8,026,297          4,679,352
---------------------------------------------------------------------------------------------------------------------

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                             JANUS ASPEN        JANUS ASPEN            JPM U.S.                            LAZARD
                              MID CAP            WORLD GRO,            LG CAP            LAZARD            RETIRE
                              GRO, SERV             INST               CORE EQ          RETIRE EQ          INTL EQ
                            -----------------------------------------------------------------------------------------
PRICE LEVEL
1.00%                                  --                 --                 --                 --                 --
1.10%                                  --                 --                 --                 --                 --
1.15%                             330,902                 --                 --                 --                 --
1.20%                                  --                 --                 --                 --                 --
1.25%                                  --                 --                 --                 --                 --
1.25%                             312,659                 --                 --                 --                 --
1.30%                                  --                 --                 --                 --                 --
1.35%                                  --                 --                 --                 --                 --
1.40%                                  --                 --                 --                 --                 --
1.40%                           1,661,199          3,304,251            785,996            127,016            147,222
1.45%                                  --                 --                 --                 --                 --
1.50%                             369,921                 --            251,217             55,252             34,020
1.55%                                  --                 --                 --                 --                 --
1.60%                           3,019,622                 --          1,123,856            271,050            429,635
1.65%                                  --                 --                 --                 --                 --
1.70%                                  --                 --                 --                 --                 --
1.75%                                  --                 --                 --                 --                 --
1.80%                                  --                 --                 --                 --                 --
1.85%                                  --                 --                 --                 --                 --
1.90%                                  --                 --                 --                 --                 --
1.95%                                  --                 --                 --                 --                 --
2.00%                                  --                 --                 --                 --                 --
2.05%                                  --                 --                 --                 --                 --
2.10%                                  --                 --                 --                 --                 --
2.15%                                  --                 --                 --                 --                 --
2.20%                                  --                 --                 --                 --                 --
---------------------------------------------------------------------------------------------------------------------
Total                           5,694,303          3,304,251          2,161,069            453,318            610,877
---------------------------------------------------------------------------------------------------------------------

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                              LIB ASSET                            LIB FEDERAL         LIB SM CO           MFS INV
                              ALLOC VS,           LIB EQ             SEC VS,            GRO VS,           GRO STOCK,
                                CL A             VS, CL A              CL A               CL A             SERV CL
                            -----------------------------------------------------------------------------------------
PRICE LEVEL
1.00%                                  --                 --                 --                 --            481,991
1.10%                                  --                 --                 --                 --          3,562,546
1.15%                             142,094            640,742            303,303             49,562                 --
1.20%                                  --                 --                 --                 --             56,581
1.25%                                  --                 --                 --                 --                 --
1.25%                             497,623            998,847          1,519,690            107,807            833,718
1.30%                                  --                 --                 --                 --             54,237
1.35%                                  --                 --                 --                 --          2,641,675
1.40%                                  --                 --                 --                 --                 --
1.40%                                  --                 --                 --                 --            214,326
1.45%                                  --                 --                 --                 --             86,065
1.50%                                  --                 --                 --                 --             34,293
1.55%                                  --                 --                 --                 --            197,089
1.60%                                  --                 --                 --                 --                 --
1.65%                                  --                 --                 --                 --             74,573
1.70%                                  --                 --                 --                 --             11,317
1.75%                                  --                 --                 --                 --             18,826
1.80%                                  --                 --                 --                 --                 --
1.85%                                  --                 --                 --                 --              2,391
1.90%                                  --                 --                 --                 --             22,351
1.95%                                  --                 --                 --                 --                 --
2.00%                                  --                 --                 --                 --                 --
2.05%                                  --                 --                 --                 --             13,012
2.10%                                  --                 --                 --                 --                 --
2.15%                                  --                 --                 --                 --                 --
2.20%                                  --                 --                 --                 --                 --
---------------------------------------------------------------------------------------------------------------------
Total                             639,717          1,639,589          1,822,993            157,369          8,304,991
---------------------------------------------------------------------------------------------------------------------

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                  MFS               MFS                MFS                MFS               MFS
                               INV TRUST,        INV TRUST,          NEW DIS,           NEW DIS,          RESEARCH,
                                INIT CL           SERV CL            INIT CL            SERV CL           INIT CL
                            -----------------------------------------------------------------------------------------
PRICE LEVEL
1.00%                                  --                 --                 --            495,048                 --
1.10%                                  --                 --                 --          1,700,631                 --
1.15%                               1,672            153,086             25,761             44,868                 --
1.20%                           1,122,899                 --                 --            133,718                 --
1.25%                                  --                 --                 --                 --                 --
1.25%                           1,581,689            526,289             30,782            900,807                 --
1.30%                                  --                 --                 --             65,709                 --
1.35%                                  --                 --                 --          1,364,981                 --
1.40%                                  --                 --                 --                 --                 --
1.40%                             587,598            188,616          1,043,681            227,074          1,633,777
1.45%                           1,538,830                 --                 --            108,917                 --
1.50%                           1,910,891             49,613            313,715             43,781            400,687
1.55%                                  --                 --                 --            115,795                 --
1.60%                                  --              8,149          2,485,488             13,325          2,940,389
1.65%                              53,990                 --                 --            142,400                 --
1.70%                             539,151             41,245                 --            138,248                 --
1.75%                                  --                 --                 --             37,650                 --
1.80%                                  --                 --                 --                 --                 --
1.85%                                  --                 --                 --             21,003                 --
1.90%                                  --                 --                 --             11,572                 --
1.95%                                  --                 --                 --                 --                 --
2.00%                                  --                 --                 --                 --                 --
2.05%                                  --                 --                 --             30,735                 --
2.10%                                  --                 --                 --                 --                 --
2.15%                                  --                 --                 --                 --                 --
2.20%                                  --                 --                 --                 --                 --
---------------------------------------------------------------------------------------------------------------------
Total                           7,336,720            966,998          3,899,427          5,596,262          4,974,853
---------------------------------------------------------------------------------------------------------------------

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                MFS                MFS                  MFS               MFS
                            TOTAL RETURN,      TOTAL RETURN,         UTILITIES,        UTILITIES,
                               INIT CL            SERV CL             INIT CL            SERV CL           OPCAP EQ
                            -----------------------------------------------------------------------------------------
PRICE LEVEL
1.00%                                  --          2,934,060                 --             53,408                 --
1.10%                                  --         15,296,549                 --            495,027                 --
1.15%                              51,433            617,107             34,674            150,314                 --
1.20%                                  --          2,174,701          1,368,601             45,484                 --
1.25%                                  --                 --                 --                 --                 --
1.25%                              88,434          6,230,419          1,336,029            287,489                 --
1.30%                                  --          2,537,788                 --             67,142                 --
1.35%                                  --         18,107,162                 --            241,767                 --
1.40%                                  --                 --                 --                 --                 --
1.40%                                  --          3,220,841          1,935,101             54,672          1,138,804
1.45%                                  --          1,654,941          2,467,930             67,258                 --
1.50%                                  --          1,812,107          2,496,413             55,358                 --
1.55%                                  --          3,030,956                 --            174,437                 --
1.60%                                  --          1,588,933          1,728,365             56,189                 --
1.65%                                  --          3,184,548            357,511            110,670                 --
1.70%                                  --          1,183,607            912,050             63,033                 --
1.75%                                  --            527,702                 --             29,519                 --
1.80%                                  --                 --                 --                 --                 --
1.85%                                  --            400,882                 --             96,731                 --
1.90%                                  --             52,678                 --              1,068                 --
1.95%                                  --              7,826                 --                 --                 --
2.00%                                  --                 --                 --                 --                 --
2.05%                                  --             11,244                 --             48,392                 --
2.10%                                  --             40,699                 --                 --                 --
2.15%                                  --                 --                 --                 --                 --
2.20%                                  --                 --                 --                 --                 --
---------------------------------------------------------------------------------------------------------------------
Total                             139,867         64,614,750         12,636,674          2,097,958          1,138,804
---------------------------------------------------------------------------------------------------------------------

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                                                                         OPPEN             OPPEN
                                OPCAP             OPCAP              OPCAP               CAP             CAP APPR
                               MANAGED            SM CAP          U.S. GOVT INC         APPR VA           VA, SERV
                            -----------------------------------------------------------------------------------------
PRICE LEVEL
1.00%                                  --                 --                 --                 --            377,382
1.10%                                  --                 --                 --                 --          2,277,006
1.15%                                  --                 --                 --                 --            561,422
1.20%                                  --                 --                 --                 --            306,699
1.25%                                  --                 --                 --                 --                 --
1.25%                                  --                 --                 --                 --            444,557
1.30%                                  --                 --                 --                 --          1,156,281
1.35%                                  --                 --                 --                 --          2,948,845
1.40%                                  --                 --                 --                 --                 --
1.40%                           2,612,847          1,780,842          2,970,162          3,602,269            302,161
1.45%                                  --                 --                 --                 --            574,278
1.50%                                  --                 --                 --                 --          1,177,813
1.55%                                  --                 --                 --                 --          1,264,915
1.60%                                  --                 --                 --                 --            322,438
1.65%                                  --                 --                 --                 --            746,715
1.70%                                  --                 --                 --                 --          1,419,076
1.75%                                  --                 --                 --                 --            714,158
1.80%                                  --                 --                 --                 --             62,799
1.85%                                  --                 --                 --                 --            125,821
1.90%                                  --                 --                 --                 --          3,218,082
1.95%                                  --                 --                 --                 --          1,171,855
2.00%                                  --                 --                 --                 --             51,102
2.05%                                  --                 --                 --                 --            184,700
2.10%                                  --                 --                 --                 --            320,037
2.15%                                  --                 --                 --                 --            191,974
2.20%                                  --                 --                 --                 --              7,970
---------------------------------------------------------------------------------------------------------------------
Total                           2,612,847          1,780,842          2,970,162          3,602,269         19,928,086
---------------------------------------------------------------------------------------------------------------------

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                OPPEN             OPPEN                                  OPPEN
                                GLOBAL          GLOBAL SEC            OPPEN              HI INC            OPPEN
                                SEC VA           VA, SERV           HI INC VA           VA, SERV         MAIN ST VA
                            -----------------------------------------------------------------------------------------
PRICE LEVEL
1.00%                                  --            303,438                 --            348,740                 --
1.10%                                  --          1,181,656                 --          1,074,768                 --
1.15%                                  --             18,838                 --                 --                 --
1.20%                                  --            517,618                 --            246,152                 --
1.25%                                  --                 --                 --                 --                 --
1.25%                                  --          1,728,523                 --            251,907                 --
1.30%                                  --            155,249                 --            253,540                 --
1.35%                                  --            731,858                 --            843,069                 --
1.40%                                  --                 --                 --                 --                 --
1.40%                             218,715            690,284          2,446,721            491,187            559,506
1.45%                                  --            802,941                 --            299,671                 --
1.50%                                  --          1,120,458                 --             68,631                 --
1.55%                                  --            201,230                 --            484,305                 --
1.60%                                  --             54,253                 --             15,530                 --
1.65%                                  --            326,552                 --            213,783                 --
1.70%                                  --            562,232                 --                 --                 --
1.75%                                  --             53,659                 --             78,826                 --
1.80%                                  --            100,513                 --                 --                 --
1.85%                                  --             12,334                 --             51,498                 --
1.90%                                  --             71,607                 --                 --                 --
1.95%                                  --                 --                 --                 --                 --
2.00%                                  --              2,966                 --                 --                 --
2.05%                                  --                759                 --                 --                 --
2.10%                                  --                 --                 --                 --                 --
2.15%                                  --                 --                 --                 --                 --
2.20%                                  --                 --                 --                 --                 --
---------------------------------------------------------------------------------------------------------------------
Total                             218,715          8,636,968          2,446,721          4,721,607            559,506
---------------------------------------------------------------------------------------------------------------------

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                            OPPEN MAIN ST          OPPEN              OPPEN              PUT VT            PUT VT
                              SM CAP VA,         STRATEGIC          STRATEGIC           DIV INC,          DIV INC,
                                SERV              BOND VA         BOND VA, SERV          CL IA             CL IB
                            -----------------------------------------------------------------------------------------
PRICE LEVEL
1.00%                             170,188                 --          1,441,549                 --                 --
1.10%                           1,416,582                 --          3,633,024                 --                 --
1.15%                              16,198                 --            802,949                 --                 --
1.20%                             632,190                 --            905,791                 --                 --
1.25%                                  --                 --                 --                 --                 --
1.25%                             374,212                 --          1,540,986                 --                 --
1.30%                             304,147                 --          2,443,433                 --                 --
1.35%                           1,057,828                 --          4,665,696                 --                 --
1.40%                                  --                 --                 --                 --                 --
1.40%                             321,846            275,092          2,921,924          2,899,120          2,282,623
1.45%                             389,180                 --          1,658,571                 --                 --
1.50%                             176,706                 --          2,642,976                 --                 --
1.55%                             434,954                 --          3,249,628                 --                 --
1.60%                             106,486                 --            741,129                 --                 --
1.65%                             178,518                 --          3,247,568                 --                 --
1.70%                             142,765                 --          2,075,956                 --                 --
1.75%                             350,912                 --          1,917,864                 --                 --
1.80%                                  --                 --            417,100                 --                 --
1.85%                              33,351                 --            850,692                 --                 --
1.90%                              31,019                 --          4,674,307                 --                 --
1.95%                                  --                 --          1,642,653                 --                 --
2.00%                                  --                 --            206,839                 --                 --
2.05%                               2,182                 --            318,791                 --                 --
2.10%                                  --                 --            551,713                 --                 --
2.15%                                  --                 --            309,004                 --                 --
2.20%                                  --                 --             12,359                 --                 --
---------------------------------------------------------------------------------------------------------------------
Total                           6,139,264            275,092         42,872,502          2,899,120          2,282,623
---------------------------------------------------------------------------------------------------------------------

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                               PUT VT              PUT VT             PUT VT         PUT VT HEALTH         PUT VT
                             GLOBAL EQ,          GRO & INC,         GRO & INC,         SCIENCES,          HI YIELD,
                               CL IA               CL IA              CL IB             CL IB               CL IA
                            -----------------------------------------------------------------------------------------
PRICE LEVEL
1.00%                                  --                 --            454,915             21,732                 --
1.10%                                  --                 --          2,607,952            427,631                 --
1.15%                                  --                 --            323,262                 --                 --
1.20%                                  --                 --             39,030            110,752                 --
1.25%                                  --                 --                 --                 --                 --
1.25%                                  --                 --          1,595,643            208,787                 --
1.30%                                  --                 --             46,810             91,782                 --
1.35%                                  --                 --          1,729,305            132,521                 --
1.40%                                  --                 --                 --                 --                 --
1.40%                           1,504,105          4,457,301          4,644,677            147,031          1,299,578
1.45%                                  --                 --             34,941            289,779                 --
1.50%                                  --                 --             75,573            279,003                 --
1.55%                                  --                 --            102,011             93,401                 --
1.60%                                  --                 --             36,982             43,844                 --
1.65%                                  --                 --             44,999            147,897                 --
1.70%                                  --                 --             66,075            177,437                 --
1.75%                                  --                 --             16,850              3,203                 --
1.80%                                  --                 --                 --                 --                 --
1.85%                                  --                 --              1,645            148,217                 --
1.90%                                  --                 --                 --             57,093                 --
1.95%                                  --                 --                 --                 --                 --
2.00%                                  --                 --                 --             15,161                 --
2.05%                                  --                 --                 --              5,870                 --
2.10%                                  --                 --                 --                 --                 --
2.15%                                  --                 --                 --                 --                 --
2.20%                                  --                 --                 --                 --                 --
---------------------------------------------------------------------------------------------------------------------
Total                           1,504,105          4,457,301         11,820,670          2,401,141          1,299,578
---------------------------------------------------------------------------------------------------------------------

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                 PUT VT                               PUT VT            PUT VT             PUT VT
                               HI YIELD,           PUT VT            INTL EQ,         INTL GRO &          INTL NEW
                                 CL IB           INC, CL IB           CL IB           INC, CL IB         OPP, CL IB
                            -----------------------------------------------------------------------------------------
PRICE LEVEL
1.00%                                  --                 --            359,749                 --            217,308
1.10%                                  --                 --          2,126,456                 --            878,366
1.15%                                  --             14,994            127,416                 --                 --
1.20%                                  --                 --          4,436,593                 --                 --
1.25%                                  --                 --                 --                 --                 --
1.25%                                  --             33,855          4,648,017                 --            262,046
1.30%                                  --                 --            349,271                 --                 --
1.35%                                  --                 --          2,012,077                 --          1,200,419
1.40%                                  --                 --                 --                 --                 --
1.40%                           1,138,767             44,581          2,258,326              6,979            484,661
1.45%                                  --                 --          5,780,275                 --                 --
1.50%                                  --             18,931          3,490,612                 --                 --
1.55%                                  --                 --            468,806                 --                 --
1.60%                                  --              2,415             83,097                 --                 --
1.65%                                  --                 --          1,360,002                 --                 --
1.70%                                  --             68,717          1,786,295                 --                 --
1.75%                                  --                 --            103,186                 --                 --
1.80%                                  --                 --             14,202                 --                 --
1.85%                                  --                 --             53,599                 --                 --
1.90%                                  --                 --                 --                 --                 --
1.95%                                  --                 --                 --                 --                 --
2.00%                                  --                 --                 --                 --                 --
2.05%                                  --                 --              2,021                 --                 --
2.10%                                  --                 --                 --                 --                 --
2.15%                                  --                 --                 --                 --                 --
2.20%                                  --                 --                 --                 --                 --
---------------------------------------------------------------------------------------------------------------------
Total                           1,138,767            183,493         29,460,000              6,979          3,042,800
---------------------------------------------------------------------------------------------------------------------

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                               PUT VT             PUT VT              PUT VT             PUT VT             PUT VT
                              NEW OPP,           RESEARCH,            SM CAP             VISTA,            VOYAGER,
                               CI IA               CL IB            VAL, CL IB           CL IB              CL IA
                            -----------------------------------------------------------------------------------------
PRICE LEVEL
1.00%                                  --              6,446                 --            279,327                 --
1.10%                                  --            146,097                 --          2,276,306                 --
1.15%                                  --                 --                 --            220,299                 --
1.20%                                  --             35,299                 --          3,374,699                 --
1.25%                                  --                 --                 --            842,585(9)              --
1.25%                                  --                 --                 --          2,708,334(10)             --
1.30%                                  --                 --             30,091             26,190                 --
1.35%                                  --            163,605              4,566          2,467,798                 --
1.40%                                  --                 --                 --                 --                 --
1.40%                           2,927,630              3,239              3,614            921,545            746,982
1.45%                                  --             13,290              4,297          4,513,078                 --
1.50%                                  --                 --             56,390          3,619,090                 --
1.55%                                  --              7,038                 --             14,108                 --
1.60%                                  --                 --                 --                 --                 --
1.65%                                  --                 --                 --            656,668                 --
1.70%                                  --                 --              5,257          1,143,388                 --
1.75%                                  --                 --                 --                 --                 --
1.80%                                  --                 --                 --                 --                 --
1.85%                                  --                 --              3,263              1,548                 --
1.90%                                  --                 --             17,216                 --                 --
1.95%                                  --                 --                 --                 --                 --
2.00%                                  --                 --                 --                 --                 --
2.05%                                  --                 --                 --                 --                 --
2.10%                                  --                 --                944                 --                 --
2.15%                                  --                 --                 --                 --                 --
2.20%                                  --                 --                 --                 --                 --
---------------------------------------------------------------------------------------------------------------------
Total                           2,927,630            375,014            125,638         23,064,963            746,982
---------------------------------------------------------------------------------------------------------------------

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                PUT VT
                               VOYAGER,            ROYCE              ROYCE             STI CVT            STI CVT
                                CL IB            MICRO-CAP            SM-CAP            CAP APPR          GRO & INC
                            -----------------------------------------------------------------------------------------
PRICE LEVEL
1.00%                                  --                 --                 --              4,716             43,295
1.10%                                  --                 --                 --             10,532             17,187
1.15%                                  --                 --                 --            190,166                 --
1.20%                                  --                 --                 --                 --              2,612
1.25%                                  --                 --                 --                 --                 --
1.25%                                  --                 --                 --             17,313              7,199
1.30%                                  --                 --                 --            222,549             65,123
1.35%                                  --                 --                 --            460,708             21,094
1.40%                                  --                 --                 --                 --                 --
1.40%                           3,108,016            505,004            658,392             19,421              4,724
1.45%                                  --                 --                 --                948             49,571
1.50%                                  --            428,813            233,224            368,813             91,481
1.55%                                  --                 --                 --            218,148             77,213
1.60%                                  --          1,353,569            851,750              4,291              5,409
1.65%                                  --                 --                 --             85,740             11,788
1.70%                                  --                 --                 --            120,955                 --
1.75%                                  --                 --                 --              5,072              5,937
1.80%                                  --                 --                 --                 --                 --
1.85%                                  --                 --                 --             19,515                 --
1.90%                                  --                 --                 --              1,984                 --
1.95%                                  --                 --                 --                 --                 --
2.00%                                  --                 --                 --                 --                 --
2.05%                                  --                 --                 --                 --                 --
2.10%                                  --                 --                 --                 --                 --
2.15%                                  --                 --                 --                 --                 --
2.20%                                  --                 --                 --                 --                 --
---------------------------------------------------------------------------------------------------------------------
Total                           3,108,016          2,287,386          1,743,366          1,750,871            402,633
---------------------------------------------------------------------------------------------------------------------

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                                   STI CVT                              STI CVT             STI CVT
                               STI CVT              INVEST           STI CVT             SM CAP             VAL INC
                               INTL EQ             GR BOND          MID-CAP EQ           VAL EQ              sSTOCK
                            -----------------------------------------------------------------------------------------
PRICE LEVEL
1.00%                               1,135             13,190             23,579             10,391              8,060
1.10%                               7,607             34,161              2,860             24,799              5,053
1.15%                                  --                 --             20,604            210,997                 --
1.20%                                 326                 --                354              9,482              4,564
1.25%                                  --                 --                 --                 --                 --
1.25%                                  --              5,813             17,260                 --             10,002
1.30%                               3,106             96,666             15,756            129,647             89,773
1.35%                                  --              6,302             21,878            276,752             94,732
1.40%                                  --                 --                 --                 --                 --
1.40%                                  --             25,728             13,038                899              4,628
1.45%                                  --                 --                 --              9,906              1,064
1.50%                                  --             23,995                 --            379,011              7,427
1.55%                                  --             81,302             13,143            131,559            145,864
1.60%                                  --             90,536                 --              3,859             29,750
1.65%                              11,830            107,190             10,470             23,985             11,389
1.70%                                  --                 --                 --            138,130                 --
1.75%                                  --             11,455                 --              5,377             19,406
1.80%                                  --                 --                 --                 --                 --
1.85%                                  --             14,437              1,946              4,813             15,935
1.90%                                  --                 --                 --              2,271                 --
1.95%                                  --                 --                 --                 --                 --
2.00%                                  --                 --                 --                 --                 --
2.05%                                  --                 --                 --                 --                 --
2.10%                                  --                 --                 --                 --                 --
2.15%                                  --                 --                 --                 --                 --
2.20%                                  --                 --                 --                 --                 --
---------------------------------------------------------------------------------------------------------------------
Total                              24,004            510,775            140,888          1,361,878            447,647
---------------------------------------------------------------------------------------------------------------------

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                                  VANK LIT           VANK LIT          VANK UIF           VANK UIF
                              THIRD AVE           COMSTOCK,         GRO & INC,         U.S. REAL          U.S. REAL
                                 VAL                CL II              CL II           EST, CL I         EST, CL II
                            -----------------------------------------------------------------------------------------
PRICE LEVEL
1.00%                                  --            139,358            275,105             22,236                 --
1.10%                                  --          1,952,200          1,056,583            216,298                 --
1.15%                                  --          1,714,156                 --                 --             68,691
1.20%                                  --            711,330            374,738             68,119                 --
1.25%                                  --                 --                 --                 --                 --
1.25%                                  --            242,071             64,578            115,142                 --
1.30%                                  --          1,710,203            135,461             94,201             88,614
1.35%                                  --          4,514,589            499,244            141,468            147,242
1.40%                                  --                 --                 --                 --                 --
1.40%                             705,103          1,093,612            458,283            149,240                 --
1.45%                                  --            894,122            180,594            115,144             15,298
1.50%                             424,915          3,086,717            230,697             32,287            204,039
1.55%                                  --          1,560,701            192,420             49,179             43,828
1.60%                           1,239,331            959,176              3,023             35,046                 --
1.65%                                  --          1,542,204            208,457             94,598             52,643
1.70%                                  --          3,699,806            243,834             49,743            176,765
1.75%                                  --          1,681,219             21,725              6,417             73,793
1.80%                                  --            382,714              8,659                 --             20,747
1.85%                                  --            538,387             16,768             11,543              6,037
1.90%                                  --          8,259,738                 --                 --            291,957
1.95%                                  --          2,209,918                 --                 --             73,299
2.00%                                  --            205,845                 --                 --              3,089
2.05%                                  --            581,564                 --                 --             17,035
2.10%                                  --            890,472                 --                 --             15,111
2.15%                                  --            385,518                 --                 --              9,403
2.20%                                  --             12,893                 --                 --              3,478
---------------------------------------------------------------------------------------------------------------------
Total                           2,369,349         38,968,513          3,970,169          1,200,661          1,311,069
---------------------------------------------------------------------------------------------------------------------

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                                                                                           WF ADV
                               WANGER              WANGER            WF ADV              WF ADV               C&B
                             INTL SM CAP         U.S. SM CO        ASSET ALLOC           EQ INC           LG CAP VAL
                            -----------------------------------------------------------------------------------------
PRICE LEVEL
1.00%                                  --                 --                 --                 --                 --
1.10%                                  --                 --                 --                 --                 --
1.15%                             349,586            363,231              3,865             84,423                 --
1.20%                                  --                 --          4,536,082          1,938,446            531,746
1.25%                                  --                 --                 --                 --                 --
1.25%                                  --                 --          7,105,369          3,241,272          1,053,176
1.30%                             292,174            293,116                 --             54,913                 --
1.35%                             852,587            914,945                 --             47,124                 --
1.40%                                  --                 --                 --                 --                 --
1.40%                             439,274            455,134          1,457,043          1,525,994            155,187
1.45%                             263,827            162,219          8,152,866          2,764,075            838,524
1.50%                           1,370,402            640,124          7,602,437          3,406,076          1,072,274
1.55%                             214,091            299,596                 --             16,586                 --
1.60%                             895,394          1,310,356             43,293          1,399,629                 --
1.65%                             547,529            401,510          1,418,334            517,718            462,377
1.70%                             858,286            946,438          2,739,626          1,615,146            450,268
1.75%                             608,259            455,212                 --            202,689                 --
1.80%                              32,424            197,275                 --            287,757                 --
1.85%                              28,119            220,788             15,555            437,505                 --
1.90%                           1,853,591          2,029,594                 --            971,358                 --
1.95%                             908,141            549,283                 --                 --                 --
2.00%                              24,998             63,067                 --            104,214                 --
2.05%                              65,048            139,154                 --            137,711                 --
2.10%                             212,930            249,568             51,847            178,918                 --
2.15%                             168,558             97,947                 --                 --                 --
2.20%                               2,688              3,583                 --                 --                 --
---------------------------------------------------------------------------------------------------------------------
Total                           9,987,906          9,792,140         33,126,317         18,931,554          4,563,552
---------------------------------------------------------------------------------------------------------------------

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                WF ADV             WF ADV            WF ADV             WF ADV             WF ADV
                              LG CO CORE         INTL CORE          LG CO GRO          MONEY MKT         SM CAP GRO
                            -----------------------------------------------------------------------------------------
PRICE LEVEL
1.00%                                  --                 --                 --                 --                 --
1.10%                                  --                 --                 --                 --                 --
1.15%                                  --                 --             69,916                 --                 --
1.20%                             586,659            328,211          7,868,350          1,284,824          2,280,859
1.25%                                  --                 --                 --                 --                 --
1.25%                             686,696            867,854         11,413,837          1,509,300          3,073,243
1.30%                                  --                 --             51,905                 --                 --
1.35%                                  --                 --             43,104                 --                 --
1.40%                                  --                 --                 --                 --                 --
1.40%                             306,500            176,585          2,853,667            717,902          1,350,984
1.45%                             454,743            689,883         11,951,118          3,240,083          3,961,503
1.50%                           1,109,251            774,159         10,149,724          2,898,665          3,348,761
1.55%                                  --                 --             17,280                 --                 --
1.60%                                  --                 --            620,247             74,733                 --
1.65%                             164,476            103,575          2,058,205            383,288            653,513
1.70%                             186,158            449,305          5,213,801            826,102          1,370,665
1.75%                                  --                 --            185,653                 --                 --
1.80%                               9,398              4,068            275,385                 --              5,036
1.85%                              10,855             20,916            384,913                 --                 --
1.90%                                  --                398            847,879                 --                821
1.95%                                  --                 --                 --                 --                 --
2.00%                                  --                 --             88,291                 --                 --
2.05%                                  --                 --            120,490                 --                 --
2.10%                                  --                 --            153,789                 --                 --
2.15%                                  --                 --                 --                 --                 --
2.20%                                  --                 --                 --                 --                 --
---------------------------------------------------------------------------------------------------------------------
Total                           3,514,736          3,414,954         54,367,554         10,934,897         16,045,385
---------------------------------------------------------------------------------------------------------------------

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                               WF ADV
                            TOTAL RETURN
                                BOND
                            -------------
PRICE LEVEL
1.00%                                  --
1.10%                                  --
1.15%                              87,010
1.20%                             985,281
1.25%                                  --
1.25%                           2,016,736
1.30%                              38,267
1.35%                              65,452
1.40%                                  --
1.40%                             621,876
1.45%                           1,315,319
1.50%                           1,513,661
1.55%                                  --
1.60%                             508,373
1.65%                           1,115,144
1.70%                             989,735
1.75%                             156,290
1.80%                             206,175
1.85%                             622,959
1.90%                             789,254
1.95%                                  --
2.00%                             242,718
2.05%                             185,950
2.10%                             263,256
2.15%                                  --
2.20%                                  --
-----------------------------------------
Total                          11,723,456
-----------------------------------------

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

The following is a summary of net assets at Dec. 31, 2004:

                                AXP VP             AXP VP            AXP VP             AXP VP             AXP VP
                              CASH MGMT           DIV BOND         DIV EQ INC          EQ SELECT             GRO
                            -----------------------------------------------------------------------------------------
PRICE LEVEL
1.00%                       $     726,025      $   1,242,129      $     377,107      $         744      $      29,376
1.10%                           2,967,983          3,618,280          2,095,479             61,480             61,112
1.15%                              67,698            158,088             32,713            155,675                 54
1.20%                              73,482          1,168,313          1,700,134                 66             16,518
1.25%                                  --                 --                 --                 --                 --
1.25%                           1,544,797          1,236,073          1,496,336                763                 55
1.30%                             580,455          1,072,092          1,190,992            137,626             23,882
1.35%                           2,362,464          3,334,437          1,542,302            427,242             25,088
1.40%                                  --                 --            588,168(1)              --                 --
1.40%                           8,761,805         15,455,188          1,446,102(2)         210,117            220,391
1.45%                              18,504          1,666,715          1,758,843             31,358                 54
1.50%                           1,988,252          5,538,116          1,670,617            304,880             37,447
1.55%                             557,817          1,140,938            746,160            183,279             29,066
1.60%                           5,955,196          1,521,471          1,186,842            265,299            356,140
1.65%                             281,283          1,522,668            398,109             58,976                 55
1.70%                             383,873            899,804            844,275            439,367                 54
1.75%                           2,456,095            276,620             99,505             77,751                 54
1.80%                              23,779              1,040                 75            111,849                 53
1.85%                             175,215            177,143             50,941            159,103                 54
1.90%                             136,226            228,430             38,736            742,814                 53
1.95%                             691,421             76,298                 58                 55                 53
2.00%                               3,621              1,543                 58             42,223                 53
2.05%                                 992              6,573             34,575             82,343                 53
2.10%                               5,189             21,863             13,420             97,435                 53
2.15%                                 991              1,543                 58                 55                 53
2.20%                                 991              1,541                 58              1,071                 53
---------------------------------------------------------------------------------------------------------------------
Total                       $  29,764,154      $  40,366,906      $  17,311,663      $   3,591,571      $     799,824
---------------------------------------------------------------------------------------------------------------------

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                               AXP VP
                              HI YIELD            AXP VP              AXP VP            AXP VP             AXP VP
                                BOND              INC OPP           LG CAP EQ         LG CAP VAL           MANAGED
                            -----------------------------------------------------------------------------------------
PRICE LEVEL
1.00%                       $          --      $          --      $          --      $          --      $      46,293
1.10%                                  --                 --                 --                 --            684,889
1.15%                             190,266         16,306,437          1,928,878                 55            123,775
1.20%                             429,983                 --            556,105                 --                 --
1.25%                                  --                 --                 --                 --                 --
1.25%                           1,515,429                 --            862,109                 --            177,810
1.30%                              53,023              1,095          1,562,749             11,492                 --
1.35%                             111,750              1,096          4,674,293              4,744            397,899
1.40%                                  --                 --                 --                 --                 --
1.40%                           3,561,956                 --          7,364,344                 --          8,008,876
1.45%                             808,860              1,094          1,646,222              4,907                 --
1.50%                             933,110              1,094          5,063,806                 55          1,044,142
1.55%                              22,787             11,771          1,629,359             18,093                 --
1.60%                           4,046,941                 --          2,231,347                 --          1,344,190
1.65%                             488,520              1,093          1,995,407                 55                 --
1.70%                             955,376              1,093          5,121,957                 55             62,276
1.75%                             217,125              7,667          2,223,246                 55                 --
1.80%                             202,121              1,092            681,736                 55                 67
1.85%                             403,410              1,092            859,414                 55                 --
1.90%                             899,081              9,819          9,477,256                 56                 --
1.95%                             125,453             40,524          2,675,957                 56                 --
2.00%                             152,907              1,090            270,858                 56                 --
2.05%                             141,871              1,091            623,219              8,577                 --
2.10%                             212,655              1,091          1,093,889                 56                 --
2.15%                              13,357              1,090            512,363                 56                 --
2.20%                               5,973              1,090             20,068                 56                 --
---------------------------------------------------------------------------------------------------------------------
Total                       $  15,491,954      $  16,390,419      $  53,074,582      $      48,534      $  11,890,217
---------------------------------------------------------------------------------------------------------------------

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                                  AXP VP             AXP VP                                AXP VP
                               AXP VP             PTNRS              PTNRS              AXP VP              SHORT
                               NEW DIM          SELECT VAL         SM CAP VAL           S&P 500           DURATION
                            -----------------------------------------------------------------------------------------
Price Level
1.00%                       $     355,649      $          --      $     109,636      $     655,333      $   1,071,093
1.10%                           2,301,786                 --            814,429          4,794,889          5,684,725
1.15%                             221,792                 56            703,930            306,915             24,631
1.20%                           1,681,922                 --            283,111            274,883          1,429,333
1.25%                                  --                 --                 --            549,523(3)       2,376,823(5)
1.25%                           2,983,767                 --            349,359          3,216,300(4)       2,206,885(6)
1.30%                             607,923                 56            903,086          1,770,733          1,665,553
1.35%                           2,160,043                 56          2,517,710          4,819,745          7,131,673
1.40%                                  --                 --                 --                 --            602,904(1)
1.40%                           5,187,759                 56            879,594            313,809          2,684,097(2)
1.45%                           1,886,510                 56            933,609            347,054          2,614,442
1.50%                           1,607,867                 56          1,490,131             11,693          3,722,932
1.55%                             587,388                 56            960,136          1,022,458          1,539,514
1.60%                           1,108,738                 56          1,099,364            277,207            877,094
1.65%                             454,452                 56          1,169,261             79,219          2,387,476
1.70%                             649,544              1,705          2,439,620            188,857          1,747,019
1.75%                             120,150                 56          1,147,898            708,216            233,735
1.80%                                  65                 56            495,958                 56             31,426
1.85%                              83,410                 56            554,273             42,213            393,160
1.90%                                 105                 56          5,117,902             52,308            218,204
1.95%                                 104                 56          1,363,961              5,911             44,045
2.00%                                 104                 56            141,043              3,356             30,265
2.05%                                 104                 56            342,655             14,156             70,313
2.10%                                 104                 57            610,984                 56             75,700
2.15%                                 104                 57            259,617                 56              1,493
2.20%                                 104                 57              5,635                 56              1,492
---------------------------------------------------------------------------------------------------------------------
Total                       $  21,999,494      $       2,772      $  24,692,902      $  19,455,002      $  38,866,027
---------------------------------------------------------------------------------------------------------------------

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                               AXP VP             AXP VP             AXP VP                                AIM VI
                               SM CAP            STRATEGY             THDL              AXP VP            BASIC VAL,
                                 ADV               AGGR             EMER MKTS          THDL INTL           SER II
                            -----------------------------------------------------------------------------------------
PRICE LEVEL
1.00%                       $      34,701      $          --      $          --      $          --      $     997,880
1.10%                             459,129                 --                 --                 --          4,726,296
1.15%                              30,324                 --            520,215                 58            657,175
1.20%                             275,402                 --                 --                 --          1,105,117
1.25%                                  --                 --                 --                 --                 --
1.25%                             658,587                 --             68,963                 --            854,104
1.30%                                  --                 --            395,112                 58          1,563,771
1.35%                             295,264                 --          1,192,022                 58          5,074,799
1.40%                             112,557(1)              --                 --                 --                 --
1.40%                             316,235(2)       4,314,816            231,771          2,231,537          1,227,209
1.45%                             965,986                 --            187,054                 58          1,378,432
1.50%                           1,006,536                 --            962,034            281,500          1,829,896
1.55%                                  --                 --            447,792                 58          1,309,694
1.60%                             786,775                 --            496,337                 --            167,101
1.65%                              53,056                 --            489,218                 58          1,724,377
1.70%                             501,062                 --          1,250,286              1,114          2,005,960
1.75%                                  --                 --            515,327                 58          1,220,402
1.80%                                  75                 --            223,206                 58             65,527
1.85%                                  --                 --            262,415                 58            160,419
1.90%                                  --                 --          2,519,880                 58          3,456,494
1.95%                                  --                 --            639,999                 58          1,691,987
2.00%                                  --                 --             77,335                 58             48,006
2.05%                                  --                 --            177,258                 58            118,616
2.10%                                  --                 --            307,884                 58            396,764
2.15%                                  --                 --            111,064                 58            308,806
2.20%                                  --                 --              3,196                 58              6,046
---------------------------------------------------------------------------------------------------------------------
Total                       $   5,495,689      $   4,314,816      $  11,078,368      $   2,515,079      $  32,094,878
---------------------------------------------------------------------------------------------------------------------

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                AIM VI            AIM VI              AIM VI             AIM VI            AIM VI
                              CAP APPR,          CAP APPR,           CAP DEV,           CAP DEV,          CORE EQ,
                                SER I             SER II              SER I              SER II            SER I
                            -----------------------------------------------------------------------------------------
PRICE LEVEL
1.00%                       $     231,222      $      14,828      $          --      $      58,299      $          --
1.10%                           1,478,415            194,880                 --            629,605                 --
1.15%                             119,406                 80                 --                 83                 --
1.20%                           1,235,833              3,475                 --             49,721                 --
1.25%                                  --                 --                 --                 --                 --
1.25%                           2,902,956             28,339                 --             90,950                 --
1.30%                                  --             21,693                 --            226,755                 --
1.35%                           2,560,652             67,501                 --            372,571                 --
1.40%                                  --                 --                 --                 --                 --
1.40%                           2,686,420            223,971            886,314            155,849          5,069,869
1.45%                           2,016,187             41,184                 --            102,413                 --
1.50%                           2,392,243             51,734            141,142             26,262                 --
1.55%                                  --             45,900                 --            115,649                 --
1.60%                           2,893,928            127,103          1,439,053             73,497                 --
1.65%                             234,167             48,491                 --             70,874                 --
1.70%                             371,532            344,296                 --            231,017                 --
1.75%                                  --                 97                 --             22,920                 --
1.80%                              81,423             25,745                 --                 71                 --
1.85%                                  --             54,700                 --             49,805                 --
1.90%                                  --              3,138                 --             13,435                 --
1.95%                                  --                 --                 --                 83                 --
2.00%                                  --                 80                 --                 83                 --
2.05%                                  --             68,709                 --                 83                 --
2.10%                                  --                 80                 --                 83                 --
2.15%                                  --                 80                 --                 83                 --
2.20%                                  --                 80                 --                 83                 --
---------------------------------------------------------------------------------------------------------------------
Total                       $  19,204,384      $   1,366,184      $   2,466,509      $   2,290,274      $   5,069,869
---------------------------------------------------------------------------------------------------------------------

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                               AIM VI             AIM VI              AIM VI            AIM VI             AIM VI
                             DENT DEMO           INTL GRO,            MID CAP         PREMIER EQ,        PREMIER EQ,
                            TRENDS, SER I          SER I          CORE EQ, SER II        SER I             SER II
                            -----------------------------------------------------------------------------------------
PRICE LEVEL
1.00%                       $      53,092      $          --      $            --    $     320,322      $      23,059
1.10%                             341,489                 --                   --        2,247,472            124,077
1.15%                                  --                 --              201,688          294,362                 --
1.20%                                  --                 --                   --        3,561,901              7,017
1.25%                                  --                 --                   --               --                 --
1.25%                             164,539                 --                   --        5,966,101             10,738
1.30%                                  --                 --              182,776               --              9,470
1.35%                             633,691                 --              447,214        3,423,021             53,476
1.40%                                  --                 --                   --               --                 --
1.40%                                  --          2,791,155                   --        8,814,064             43,916
1.45%                                  --                 --              151,665        4,474,529             20,479
1.50%                                  --                 --              395,261        3,813,363              9,940
1.55%                                  --                 --              119,591               --                 77
1.60%                                  --                 --                   --        3,034,463                 65
1.65%                                  --                 --              286,840          536,864             25,916
1.70%                                  --                 --              458,984          794,714                 65
1.75%                                  --                 --              325,352               --             20,934
1.80%                                  --                 --               14,832           21,176                 65
1.85%                                  --                 --               13,999               --                 65
1.90%                                  --                 --              967,236               --                 --
1.95%                                  --                 --              488,135               --                 --
2.00%                                  --                 --               13,370               --                 --
2.05%                                  --                 --               35,306               --                 --
2.10%                                  --                 --              113,760               --                 --
2.15%                                  --                 --               88,048               --                 --
2.20%                                  --                 --                1,585               --                 --
---------------------------------------------------------------------------------------------------------------------
Total                       $   1,192,811      $   2,791,155      $     4,305,642    $  37,302,352      $     349,359
---------------------------------------------------------------------------------------------------------------------

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                AB VP              AB VP             AB VP               AB VP             AB VP
                              GRO & INC,         INTL VAL,         LG CAP GRO,           GLOBAL         TOTAL RETURN,
                                 CL B              CL B               CL B             TECH, CL B           CL B
                            -----------------------------------------------------------------------------------------
PRICE LEVEL
1.00%                       $   1,683,436      $          --      $     517,306      $     257,112      $      33,557
1.10%                           9,807,071                 --          2,633,922          1,096,197            486,112
1.15%                               4,285            745,278                 --                 --                 80
1.20%                             195,098                 --            140,879             28,897             95,351
1.25%                                  --                 --                 --                 --                 --
1.25%                           4,379,272                 --            916,093            402,673             40,313
1.30%                             213,091            699,301            146,551            251,702             78,971
1.35%                          12,368,061          1,806,971          4,008,640          1,192,251            354,593
1.40%                                  --                 --                 --                 --                 --
1.40%                             494,217            362,449          1,406,136            858,215             66,196
1.45%                             285,829            250,055             64,445            118,782             67,691
1.50%                             286,547          1,441,709            485,329            459,501                 65
1.55%                             769,259            677,733            306,850            275,648            145,468
1.60%                             107,775            750,525          2,430,301          1,397,897             13,466
1.65%                             899,468            642,640            247,209            228,965              1,655
1.70%                             147,233          1,889,711              9,279             21,420                 80
1.75%                             113,938            780,939             11,662              5,857                 65
1.80%                              13,447            352,253                100                 67                 80
1.85%                              43,101            410,304             26,291            126,468                 66
1.90%                              96,491          3,774,948                 --                 --                 80
1.95%                                  81            864,928                 --                 --                 80
2.00%                               1,086            115,600                 --                 --                 80
2.05%                              91,074            268,796                 --                 --              1,680
2.10%                              20,483            436,993                 --                 --                 80
2.15%                                  81            160,810                 --                 --                 80
2.20%                                  81              7,270                 --                 --                 80
---------------------------------------------------------------------------------------------------------------------
Total                       $  32,020,505      $  16,439,213      $  13,350,993      $   6,721,652      $   1,385,969
---------------------------------------------------------------------------------------------------------------------

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                AB VP              AC VP             AC VP
                             U.S. GOVT/          INC & GRO,         INFLATION            AC VP             AC VP
                             HI GR, CL B            CL I           PROT, CL II        INTL, CL II       ULTRA, CL II
                            -----------------------------------------------------------------------------------------
PRICE LEVEL
1.00%                       $          --      $          --      $          --      $          --      $          --
1.10%                                  --                 --                 --                 --                 --
1.15%                                  --                 --          1,494,241                 55            478,649
1.20%                                  --                 --                 --                 --                 --
1.25%                                  --                 --                 --                 --                 --
1.25%                                  --                 --                 --                 --                 --
1.30%                                  --                 --          1,404,981                 54            432,934
1.35%                                  --                 --          3,668,384                 54          1,142,687
1.40%                                  --                 --                 --                 --                 --
1.40%                           1,726,074          2,003,510            499,768                 --                 --
1.45%                                  --                 --            536,361              7,678            399,463
1.50%                           1,086,005                 --          3,307,655                 55            958,072
1.55%                                  --                 --          1,256,725                 55            284,559
1.60%                           1,172,162                 --            840,734                 --                 --
1.65%                                  --                 --          1,274,270                 55            865,233
1.70%                                  --                 --          4,120,796                 55          1,225,194
1.75%                                  --                 --          1,701,346                 55            759,825
1.80%                                  --                 --            552,550                 55             34,076
1.85%                                  --                 --            946,176                 55             48,730
1.90%                                  --                 --          7,612,456                 55          2,645,597
1.95%                                  --                 --          1,838,356                 55          1,327,220
2.00%                                  --                 --            327,380                 55             42,204
2.05%                                  --                 --            509,108             14,534             83,919
2.10%                                  --                 --            816,839                 55            320,984
2.15%                                  --                 --            366,112                 55            244,793
2.20%                                  --                 --             22,597                 55                105
---------------------------------------------------------------------------------------------------------------------
Total                       $   3,984,241      $   2,003,510      $  33,096,835      $      23,090      $  11,294,244
---------------------------------------------------------------------------------------------------------------------

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                                                                       COLONIAL
                                AC VP              AC VP            BARON CAP         SM CAP VAL,       COL HI YIELD,
                              VAL, CL I          VAL, CL II         ASSET, INS          VS CL B            VS CL A
                            -----------------------------------------------------------------------------------------
PRICE LEVEL
1.00%                       $          --      $          --      $          --      $          --      $          --
1.10%                                  --                 --                 --                 --                 --
1.15%                                  --              2,225                 --                121            116,607
1.20%                                  --                 --                 --                 --                 --
1.25%                                  --                 --                 --                 --                 --
1.25%                                  --                 --                 --                 --            681,732
1.30%                                  --                 55                 --                121                 --
1.35%                                  --              7,604                 --             40,171                 --
1.40%                                  --                 --                 --                 --                 --
1.40%                           2,044,305              5,372            817,048                 --                 --
1.45%                                  --                 55                 --                121                 --
1.50%                                  --             23,664            702,733              8,247                 --
1.55%                                  --             15,187                 --                121                 --
1.60%                                  --             45,123          1,502,450                 --                 --
1.65%                                  --                 55                 --              6,335                 --
1.70%                                  --             19,607                 --              2,467                 --
1.75%                                  --                 55                 --                121                 --
1.80%                                  --                 55                 --                121                 --
1.85%                                  --                 55                 --                121                 --
1.90%                                  --             27,989                 --                120                 --
1.95%                                  --                 55                 --             49,507                 --
2.00%                                  --                 54                 --                116                 --
2.05%                                  --                 54                 --                116                 --
2.10%                                  --                 54                 --                116                 --
2.15%                                  --                 54                 --                116                 --
2.20%                                  --                 54                 --                116                 --
---------------------------------------------------------------------------------------------------------------------
Total                       $   2,044,305      $     147,426      $   3,022,231      $     108,274      $     798,339
---------------------------------------------------------------------------------------------------------------------

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                                                     DREY IP            DREY IP           DREY SOC
                            COL HI YIELD,       CS MID-CAP        MIDCAP STOCK,        TECH GRO,          RESP GRO,
                               VS CL B              GRO              SERV CL            SERV CL            INIT CL
                            -----------------------------------------------------------------------------------------
PRICE LEVEL
1.00%                       $          --      $          --      $          --      $          --      $          --
1.10%                                  --                 --                 --                 --                 --
1.15%                             422,754                 --                113            210,273                 --
1.20%                                  --                 --                 --                 --            443,852
1.25%                                  --                 --                 --                 --                 --
1.25%                                  --                 --                 --                 --            393,198
1.30%                             300,436                 --                793            165,657                 --
1.35%                             981,036                 --              8,402            516,159                 --
1.40%                                  --                 --                 --                 --                 --
1.40%                                  --             61,974                 --             82,331            346,004
1.45%                             236,632                 --             11,204            101,628            704,777
1.50%                             985,854             31,409             14,243            395,627            314,285
1.55%                             289,097                 --                113            182,557                 --
1.60%                                  --            273,052                 --            212,350                 99
1.65%                             437,608                 --                113            255,842             67,195
1.70%                             977,295                 --             14,392            514,469            150,606
1.75%                             761,357                 --                113            257,942                 --
1.80%                              71,720                 --                113             94,658                 99
1.85%                               9,504                 --                113             92,505                 --
1.90%                           1,990,955                 --                113          1,148,154                 --
1.95%                             886,540                 --                112            341,891                 --
2.00%                              13,925                 --                112             23,809                 --
2.05%                             139,517                 --                112             69,239                 --
2.10%                             187,490                 --                111            136,740                 --
2.15%                             165,133                 --                111             60,653                 --
2.20%                               9,940                 --                111                608                 --
---------------------------------------------------------------------------------------------------------------------
Total                       $   8,866,793      $     366,435      $      50,494      $   4,863,092      $   2,420,115
---------------------------------------------------------------------------------------------------------------------

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                                 DREY VIF            DREY VIF          DREY VIF             EG VA
                              DREY VIF          DISC STOCK,          INTL VAL,       SM CO STOCK,         CORE BOND,
                            APPR, SERV CL         INIT CL             SERV CL           INIT CL              CL 2
                            -----------------------------------------------------------------------------------------
PRICE LEVEL
1.00%                       $          --      $          --      $          --      $          --      $     943,610
1.10%                                  --                 --                 --                 --          3,895,728
1.15%                              14,292                 --                113                 --            503,911
1.20%                                  --                 --                 --                 --            803,816
1.25%                                  --                 --                 --                 --                 --
1.25%                                  --                 --                 --                 --            868,336
1.30%                             201,587                 --                113                 --          2,564,354
1.35%                              14,975                 --             21,437                 --          5,195,890
1.40%                                  --                 --                 --                 --                 --
1.40%                              34,391            368,255                 --             27,011          2,477,528
1.45%                              12,886                 --                113                 --          1,138,684
1.50%                              22,049                 --             18,038                 --          2,016,272
1.55%                                 102                 --                113                 --          1,734,403
1.60%                              90,864                 --                 --                 --            355,012
1.65%                                 102                 --                113                 --          1,136,188
1.70%                               1,631                 --             10,374                 --          2,270,142
1.75%                                 102                 --                113                 --            192,493
1.80%                                 102                 --                113                 --              7,101
1.85%                                 102                 --                113                 --            317,765
1.90%                              73,981                 --              7,800                 --          1,547,176
1.95%                                 102                 --                113                 --                 --
2.00%                                 102                 --                112                 --             36,779
2.05%                              69,136                 --             18,508                 --            137,603
2.10%                               1,217                 --                111                 --            152,983
2.15%                                 101                 --                111                 --                 52
2.20%                                 101                 --                111                 --              4,048
---------------------------------------------------------------------------------------------------------------------
Total                       $     537,925      $     368,255      $      77,619      $      27,011      $  28,299,874
---------------------------------------------------------------------------------------------------------------------

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                                                                         EG VA              EG VA
                               EG VA               EG VA              EG VA           FUNDAMENTAL        FUNDAMENTAL
                              BAL, CL 2          FUND, CL 1         FUND, CL 2        LG CAP, CL 1       LG CAP, CL 2
                            -----------------------------------------------------------------------------------------
PRICE LEVEL
1.00%                       $      47,553      $      30,951      $     265,473      $     115,654      $     355,523
1.10%                             377,045            457,301          1,830,924            429,643          2,393,444
1.15%                                  --                 --                 54                 --                 55
1.20%                              58,837                 --            692,506                 --            871,382
1.25%                                  --                 --                 --                 --                 --
1.25%                             112,097            169,993            290,935            225,595            322,880
1.30%                             270,594                 --            434,095                 --            835,351
1.35%                             183,615            360,625          1,556,135            323,848          2,134,914
1.40%                                  --                 --                 --                 --                 --
1.40%                             122,472                 --            569,394                 --            822,189
1.45%                              22,508                 --            507,799                 --            742,530
1.50%                             180,896                 --            204,754                 --            448,258
1.55%                             193,524                 --            546,643                 --            673,244
1.60%                               8,552                 --             87,382                 --            117,193
1.65%                             367,058                 --            323,508                 --            557,495
1.70%                              56,228                 --            267,615                 --            421,088
1.75%                             182,219                 --            132,995                 --            174,768
1.80%                                  64                 --                 67                 --             11,240
1.85%                              47,332                 --             97,334                 --            106,117
1.90%                                  --                 --                 54                 --             62,265
1.95%                                  --                 --                 --                 --                 --
2.00%                                  --                 --                 54                 --                 55
2.05%                                  --                 --                 54                 --                 55
2.10%                                  --                 --                 54                 --                 55
2.15%                                  --                 --                 54                 --                 55
2.20%                                  --                 --                 54                 --                 55
---------------------------------------------------------------------------------------------------------------------
Total                       $   2,230,594      $   1,018,870      $   7,807,937      $   1,094,740      $  11,050,211
---------------------------------------------------------------------------------------------------------------------

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                EG VA               EG VA             EG VA              EG VA              EG VA
                              GRO, CL 2         HI INC, CL 2      INTL EQ, CL 1      INTL EQ, CL 2       OMEGA, CL 1
                            -----------------------------------------------------------------------------------------
PRICE LEVEL
1.00%                       $     113,202      $     426,223      $     134,779      $     477,776      $     249,267
1.10%                           1,244,001          2,361,775            647,826          3,230,928          1,704,765
1.15%                              11,638            332,487                 --              5,934                 --
1.20%                             336,411            313,781                 --          1,578,805                 --
1.25%                                  --                 --                 --                 --                 --
1.25%                             176,967            824,756            340,768            516,138            738,707
1.30%                             261,967            833,008                 --            861,711                 --
1.35%                             719,648          2,627,828            912,756          3,155,915          2,298,697
1.40%                                  --                 --                 --                 --                 --
1.40%                             309,459          1,226,515                 --            933,969                 --
1.45%                             345,530            582,909                 --          1,234,458                 --
1.50%                             131,092            963,762                 --            479,621                 --
1.55%                             404,173          1,722,756                 --            799,424                 --
1.60%                              23,613            232,640                 --            237,029                 --
1.65%                             212,549            539,953                 --            503,017                 --
1.70%                             151,215          1,282,821                 --            618,774                 --
1.75%                              45,424             96,648                 --            231,600                 --
1.80%                                  58              4,532                 --                429                 --
1.85%                              69,839            134,928                 --             70,926                 --
1.90%                              30,436            928,716                 --             89,852                 --
1.95%                                  --                 --                 --                 --                 --
2.00%                                  57             27,585                 --                 58                 --
2.05%                                  57             44,984                 --                 58                 --
2.10%                                  57             53,099                 --                 58                 --
2.15%                                  57                 53                 --                 58                 --
2.20%                                  57              3,056                 --                 58                 --
---------------------------------------------------------------------------------------------------------------------
Total                       $   4,587,507      $  15,564,815      $   2,036,129      $  15,026,596      $   4,991,436
---------------------------------------------------------------------------------------------------------------------

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                               EG VA               EG VA             EG VA              EG VA              EG VA
                               OMEGA,             SPECIAL           SPECIAL             SPECIAL           STRATEGIC
                                CL 2              EQ, CL 2          VAL, CL 1          VAL, CL 2          INC, CL 1
                            -----------------------------------------------------------------------------------------
PRICE LEVEL
1.00%                       $     520,170      $         152      $     693,211      $     843,471      $     435,607
1.10%                           3,239,178            754,305          3,790,809          3,661,407          2,426,020
1.15%                             293,400            151,677                 --             20,352                 --
1.20%                           1,279,830            143,578                 --            916,150                 --
1.25%                                  --                 --                 --                 --                 --
1.25%                             655,611             16,453          1,602,865            754,956            457,806
1.30%                             968,175            236,791                 --          1,130,670                 --
1.35%                           3,329,450            686,295          4,353,443          2,801,405          2,493,786
1.40%                                  --                 --                 --                 --                 --
1.40%                             810,990            113,170                 --          1,830,546                 --
1.45%                             999,223            123,176                 --            937,844                 --
1.50%                           1,034,756            388,823                 --            948,799                 --
1.55%                           1,525,737            304,893                 --            838,467                 --
1.60%                             114,664              6,788                 --            111,071                 --
1.65%                             495,397             67,058                 --            985,762                 --
1.70%                             995,562            492,115                 --            558,324                 --
1.75%                             192,650             74,083                 --            296,470                 --
1.80%                               2,844              1,452                 --             61,895                 --
1.85%                             166,104             63,885                 --            170,617                 --
1.90%                           1,094,101            538,246                 --            196,986                 --
1.95%                                  --                 --                 --                 --                 --
2.00%                              18,546              9,358                 --                 58                 --
2.05%                              87,107             36,903                 --             66,578                 --
2.10%                              79,097             33,205                 --             27,711                 --
2.15%                                  53                 54                 --                 58                 --
2.20%                               2,071              1,075                 --                 58                 --
---------------------------------------------------------------------------------------------------------------------
Total                       $  17,904,716      $   4,243,535      $  10,440,328      $  17,159,655      $   5,813,219
---------------------------------------------------------------------------------------------------------------------

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                EG VA             FID VIP            FID VIP            FID VIP           FID VIP
                              STRATEGIC             BAL,               BAL,           CONTRAFUND,        CONTRAFUND,
                               INC, CL 2          SERV CL           SERV CL 2         SERV CL            SERV CL 2
                            -----------------------------------------------------------------------------------------
PRICE LEVEL
1.00%                       $     629,366      $          --      $          --      $   1,092,285      $   2,305,536
1.10%                           2,779,968                 --                 --          6,582,846         11,779,435
1.15%                             552,352             55,613                 --                 --          1,327,249
1.20%                             827,011                 --                 --                 --          3,869,959
1.25%                                  --                 --                 --                 --                 --
1.25%                             511,000            487,782                 --          1,997,851          2,119,980
1.30%                           2,236,931                 --                 --                 --          4,912,770
1.35%                           3,179,466                 --                 --          7,246,104         10,523,892
1.40%                                  --                 --                 --                 --                 --
1.40%                           3,286,492                 --             50,504                 --          4,311,899
1.45%                             739,019                 --                 --                 --          2,962,249
1.50%                           3,254,243                 --             77,163                 --          4,068,816
1.55%                           1,753,270                 --                 --                 --          3,715,293
1.60%                             125,068                 --             15,599                 --          2,340,208
1.65%                           1,448,760                 --                 --                 --          6,006,561
1.70%                           1,971,619                 --            102,607                 --          4,238,695
1.75%                             359,760                 --                 --                 --          2,079,558
1.80%                               4,979                 --                 63                 --            719,633
1.85%                             200,438                 --                 --                 --          1,193,504
1.90%                           1,631,887                 --                 --                 --          7,173,521
1.95%                                  --                 --                 --                 --          1,777,158
2.00%                              32,309                 --                 --                 --            214,777
2.05%                             197,110                 --                 --                 --            605,836
2.10%                              86,655                 --                 --                 --            903,987
2.15%                                  55                 --                 --                 --            307,623
2.20%                               3,578                 --                 --                 --              8,530
---------------------------------------------------------------------------------------------------------------------
Total                       $  25,811,336      $     543,395      $     245,936      $  16,919,086      $  79,466,669
---------------------------------------------------------------------------------------------------------------------

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                               FID VIP           FID VIP             FID VIP            FID VIP           FID VIP
                              DYN APPR,         GRO & INC,          GRO & INC,            GRO,              GRO,
                              SERV CL 2          SERV CL            SERV CL 2           SERV CL           SERV CL 2
                            -----------------------------------------------------------------------------------------
PRICE LEVEL
1.00%                       $          --      $          --      $          --      $          --      $     138,778
1.10%                                  --                 --                 --                 --          1,151,439
1.15%                                  --            167,234                 --             82,804                106
1.20%                             112,599                 --                 --                 --            190,163
1.25%                                  --                 --                 --                 --                 --
1.25%                             561,622            405,723                 --            131,771            408,161
1.30%                                  --                 --                 --                 --            267,629
1.35%                                  --                 --                 --                 --            628,551
1.40%                                  --                 --                 --                 --                 --
1.40%                              79,865          1,706,682            316,964                 --            852,672
1.45%                             364,420                 --                 --                 --            316,189
1.50%                             194,437          1,171,697            210,374                 --            390,265
1.55%                                  --                 --                 --                 --            347,932
1.60%                                  53          3,847,513                 64                 --             67,425
1.65%                                 659                 --                 --                 --            270,635
1.70%                              97,411                 --            324,715                 --            312,971
1.75%                                  --                 --                 --                 --             78,038
1.80%                                  53                 --                 65                 --                 97
1.85%                                  --                 --                 --                 --              9,386
1.90%                                  --                 --                 --                 --                106
1.95%                                  --                 --                 --                 --                105
2.00%                                  --                 --                 --                 --                105
2.05%                                  --                 --                 --                 --              8,502
2.10%                                  --                 --                 --                 --             13,013
2.15%                                  --                 --                 --                 --                104
2.20%                                  --                 --                 --                 --                104
---------------------------------------------------------------------------------------------------------------------
Total                       $   1,411,119      $   7,298,849      $     852,182      $     214,575      $   5,452,476
---------------------------------------------------------------------------------------------------------------------

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                               FID VIP            FID VIP            FID VIP            FID VIP            FID VIP
                               HI INC,            HI INC,           INVEST GR,          MID CAP,           MID CAP,
                               SERV CL           SERV CL 2          SERV CL 2           SERV CL           SERV CL 2
                            -----------------------------------------------------------------------------------------
PRICE LEVEL
1.00%                       $     216,178      $          --      $          --      $   1,272,296      $   1,057,436
1.10%                           1,572,469                 --                 --          7,519,308          7,595,382
1.15%                                  --                 --            580,538            586,525                825
1.20%                                  --            281,367                 --                 --          3,063,546
1.25%                                  --                 --                 --                 --                 --
1.25%                             839,766            423,278                 --          4,434,860          4,867,975
1.30%                                  --                 --            398,804                 --          1,713,689
1.35%                           1,926,257                 --          1,326,855          8,428,956          5,274,133
1.40%                                  --                 --                 --                 --                 --
1.40%                                  --            236,966                 --          4,579,273          3,003,119
1.45%                                  --            468,009            331,680                 --          3,312,919
1.50%                                  --            697,421          1,480,880          1,846,415          2,971,759
1.55%                                  --                 --            399,913                 --          2,121,939
1.60%                                  --                 54                 --          7,343,202            445,528
1.65%                                  --             27,306            731,306                 --          1,568,591
1.70%                                  --            229,937          1,379,527                 --          1,887,015
1.75%                                  --                 --          1,084,987                 --            292,451
1.80%                                  --             54,483            167,326                 --             79,997
1.85%                                  --                 --             11,438                 --            360,704
1.90%                                  --                 --          3,116,935                 --            234,920
1.95%                                  --                 --          1,238,341                 --              6,475
2.00%                                  --                 --             27,234                 --              4,517
2.05%                                  --                 --            119,396                 --             62,402
2.10%                                  --                 --            264,061                 --             43,022
2.15%                                  --                 --            219,085                 --                125
2.20%                                  --                 --             19,796                 --                125
---------------------------------------------------------------------------------------------------------------------
Total                       $   4,554,670      $   2,418,821      $  12,898,102      $  36,010,835      $  39,968,594
---------------------------------------------------------------------------------------------------------------------

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                               FID VIP            FID VIP            FTVIPT             FTVIPT             FTVIPT
                              OVERSEAS,          OVERSEAS,          FRANK INC         FRANK REAL        FRANK RISING
                               SERV CL           SERV CL 2          SEC, CL 2         EST, CL 2          DIVD, CL 2
                            -----------------------------------------------------------------------------------------
PRICE LEVEL
1.00%                       $          --      $      76,635      $          --      $     161,903      $          --
1.10%                                  --            318,674                 --            819,509                 --
1.15%                                  --            693,821            337,455              2,504              2,298
1.20%                                  --            155,238          2,268,174          1,047,509                 --
1.25%                                  --                 --                 --                 --                 --
1.25%                                  --             95,964          4,222,058          2,483,506                 --
1.30%                                  --            798,189            176,621            156,825             27,749
1.35%                                  --          1,867,015            590,540            538,579             30,198
1.40%                                  --                 --                 --                 --                 --
1.40%                             472,791            315,268          1,485,880          1,774,809                 --
1.45%                                  --            374,752          5,656,698          1,516,632                112
1.50%                             153,501          1,394,386          5,219,335          1,950,299             43,465
1.55%                                  --            731,985            136,432             60,231              2,671
1.60%                             928,562            686,731             28,946          2,049,169                 --
1.65%                                  --            610,307            624,675            336,197             11,687
1.70%                                  --          1,730,823          2,945,469            913,505             14,977
1.75%                                  --            776,358            594,633             32,581             71,706
1.80%                                  --            324,250            277,795            173,990                112
1.85%                                  --            399,182            168,678            137,577                112
1.90%                                  --          3,525,390            578,164            159,649             37,524
1.95%                                  --            828,830            364,153                 --            121,430
2.00%                                  --            105,335             32,798             46,635                111
2.05%                                  --            251,668            126,763             31,467              9,757
2.10%                                  --            425,207             13,109             42,321             21,506
2.15%                                  --            155,941                 57                104                111
2.20%                                  --              5,242                 57                104                111
---------------------------------------------------------------------------------------------------------------------
Total                       $   1,554,854      $  16,647,191      $  25,848,490      $  14,435,605      $     395,637
---------------------------------------------------------------------------------------------------------------------

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                            FTVIPT FRANK          FTVIPT          FTVIPT MUTUAL          FTVIPT            FTVIPT
                             SM MID CAP          FRANK SM          SHARES SEC,          TEMP DEV          TEMP FOR
                              GRO, CL 2        CAP VAL, CL 2           CL 2          MKTS SEC, CL 2       SEC, CL 2
                            -----------------------------------------------------------------------------------------
PRICE LEVEL
1.00%                       $     781,713      $     296,288      $   5,091,628      $       8,856      $   1,109,925
1.10%                           4,738,854          2,148,883         22,688,683            452,727          6,004,364
1.15%                             512,587                 77            862,667                 --            107,714
1.20%                           1,814,340            606,737          5,468,168                 --            996,313
1.25%                                  --                 --          3,574,500(5)              --            443,446(7)
1.25%                           5,501,299          1,066,224          8,223,648(6)         245,525          2,298,909(8)
1.30%                             335,963            688,001          5,948,945                 --            713,409
1.35%                           4,661,295          1,004,803         22,123,496            367,585          5,128,154
1.40%                                  --                 --                 --                 --                 --
1.40%                           1,206,205          1,045,455         17,118,798                 --          1,531,562
1.45%                           2,578,372            904,690          5,396,863                 --            884,776
1.50%                           1,712,056            690,500         13,479,940                 --            853,451
1.55%                             357,742            629,674          5,946,751                 --            772,130
1.60%                             157,968             97,032          3,652,779                 --          1,057,379
1.65%                             652,158            589,763          7,541,700                 --            630,733
1.70%                           1,039,183            393,138          4,298,654                 --            389,760
1.75%                             148,635            115,668          1,339,547                 --            172,149
1.80%                                  71             31,612            163,409                 --                 73
1.85%                                  80            141,915            714,282                 --            163,180
1.90%                             118,827                 --            402,234                 --                 --
1.95%                               6,169                 --            260,931                 --                 --
2.00%                                  83                 --                 56                 --                 --
2.05%                                  83                 --              9,778                 --                 --
2.10%                                  83                 --             22,000                 --                 --
2.15%                                  83                 --             14,704                 --                 --
2.20%                                  83                 --                 56                 --                 --
---------------------------------------------------------------------------------------------------------------------
Total                       $  26,323,932      $  10,450,460      $ 134,344,217      $   1,074,693      $  23,257,427
---------------------------------------------------------------------------------------------------------------------

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                               FTVIPT             FTVIPT                                GS VIT
                             TEMP GLOBAL         TEMP GRO            GS VIT              CORE             GS VIT
                              INC, CL 2          SEC, CL 2           CAP GRO            U.S. EQ            INTL EQ
                            -----------------------------------------------------------------------------------------
PRICE LEVEL
1.00%                       $          --      $          --      $          --      $          --      $          --
1.10%                                  --                 --                 --                 --                 --
1.15%                             669,325             49,711                 --                 --                 --
1.20%                                  --                 --                 --          1,404,958                 --
1.25%                                  --                 --                 --                 --                 --
1.25%                                  --                 --                 --          2,117,395                 --
1.30%                             624,771            107,714                 --                 --                 --
1.35%                           1,560,696            225,809                 --                 --                 --
1.40%                                  --                 --                 --                 --                 --
1.40%                             228,033                 --            400,330          1,385,171            136,577
1.45%                             226,445             16,647                 --          1,475,216                 --
1.50%                           1,470,732            266,803             84,155          1,646,916             58,785
1.55%                             549,994             18,469                 --                 --                 --
1.60%                             362,913                 --            868,807            818,119            479,261
1.65%                             526,600            142,269                 --            246,745                 --
1.70%                           1,731,565            198,123                 --            713,575                 --
1.75%                             755,462             51,298                 --                 --                 --
1.80%                             226,295                114                 --             81,856                 --
1.85%                             337,143              6,848                 --                 --                 --
1.90%                           3,076,619             27,791                 --                 --                 --
1.95%                             806,233            265,745                 --                 --                 --
2.00%                             123,681                112                 --                 --                 --
2.05%                             217,558             46,502                 --                 --                 --
2.10%                             340,843                112                 --                 --                 --
2.15%                             152,408                112                 --                 --                 --
2.20%                               9,751                112                 --                 --                 --
---------------------------------------------------------------------------------------------------------------------
Total                       $  13,997,067      $   1,424,291      $   1,353,292      $   9,889,951      $     674,623
---------------------------------------------------------------------------------------------------------------------

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                               GS VIT              JANUS           JANUS ASPEN        JANUS ASPEN           JANUS
                               MID CAP             ASPEN           GLOBAL TECH,          LG CAP           ASPEN INTL
                                 VAL             BAL, INST             SERV            GRO, SERV          GRO, SERV
                            -----------------------------------------------------------------------------------------
PRICE LEVEL
1.00%                       $          --      $          --      $          --      $          --      $          --
1.10%                                  --                 --                 --                 --                 --
1.15%                             606,560                 --             31,452            121,225                 --
1.20%                           2,397,323                 --                 --                 --                 --
1.25%                                  --                 --                 --                 --                 --
1.25%                           3,277,863                 --             47,217            392,548                 --
1.30%                             585,763                 --                 --                 --                 --
1.35%                           1,528,314                 --                 --                 --                 --
1.40%                                  --                 --                 --                 --                 --
1.40%                           1,220,576         10,540,042            251,546          1,084,596            649,651
1.45%                           3,284,007                 --                 --                 --                 --
1.50%                           3,491,636                 --             57,158            768,705            303,648
1.55%                             520,877                 --                 --                 --                 --
1.60%                             645,812                 --            465,632          2,285,834          2,030,148
1.65%                             983,977                 --                 --                 --                 --
1.70%                           2,922,050                 --                 --                 --                 --
1.75%                             693,938                 --                 --                 --                 --
1.80%                             270,741                 --                 --                 --                 --
1.85%                             296,408                 --                 --                 --                 --
1.90%                           3,277,104                 --                 --                 --                 --
1.95%                             894,214                 --                 --                 --                 --
2.00%                              83,784                 --                 --                 --                 --
2.05%                             253,778                 --                 --                 --                 --
2.10%                             377,878                 --                 --                 --                 --
2.15%                             170,064                 --                 --                 --                 --
2.20%                               3,116                 --                 --                 --                 --
---------------------------------------------------------------------------------------------------------------------
Total                       $  27,785,783      $  10,540,042      $     853,005      $   4,652,908      $   2,983,447
---------------------------------------------------------------------------------------------------------------------

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                             JANUS ASPEN        JANUS ASPEN         JPM U.S.                               LAZARD
                              MID CAP            WORLD GRO,          LG CAP             LAZARD             RETIRE
                              GRO, SERV             INST             CORE EQ           RETIRE EQ           INTL EQ
                            -----------------------------------------------------------------------------------------
PRICE LEVEL
1.00%                       $          --      $          --      $          --      $          --      $          --
1.10%                                  --                 --                 --                 --                 --
1.15%                             169,736                 --                 --                 --                 --
1.20%                                  --                 --                 --                 --                 --
1.25%                                  --                 --                 --                 --                 --
1.25%                             159,760                 --                 --                 --                 --
1.30%                                  --                 --                 --                 --                 --
1.35%                                  --                 --                 --                 --                 --
1.40%                                  --                 --                 --                 --                 --
1.40%                             775,919          4,128,191            647,988            128,397            133,352
1.45%                                  --                 --                 --                 --                 --
1.50%                             171,957                 --            197,079             55,903             30,376
1.55%                                  --                 --                 --                 --                 --
1.60%                           1,166,483                 --            916,200            294,836            381,983
1.65%                                  --                 --                 --                 --                 --
1.70%                                  --                 --                 --                 --                 --
1.75%                                  --                 --                 --                 --                 --
1.80%                                  --                 --                 --                 --                 --
1.85%                                  --                 --                 --                 --                 --
1.90%                                  --                 --                 --                 --                 --
1.95%                                  --                 --                 --                 --                 --
2.00%                                  --                 --                 --                 --                 --
2.05%                                  --                 --                 --                 --                 --
2.10%                                  --                 --                 --                 --                 --
2.15%                                  --                 --                 --                 --                 --
2.20%                                  --                 --                 --                 --                 --
---------------------------------------------------------------------------------------------------------------------
Total                       $   2,443,855      $   4,128,191      $   1,761,267      $     479,136      $     545,711
---------------------------------------------------------------------------------------------------------------------

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                              LIB ASSET                            LIB FEDERAL         LIB SM CO           MFS INV
                              ALLOC VS,           LIB EQ             SEC VS,            GRO VS,           GRO STOCK,
                                 CL A            VS, CL A              CL A               CL A             SERV CL
                            -----------------------------------------------------------------------------------------
PRICE LEVEL
1.00%                       $          --      $          --      $          --      $          --      $     318,516
1.10%                                  --                 --                 --                 --          2,343,133
1.15%                             185,591            461,571            315,840             81,994                 55
1.20%                                  --                 --                 --                 --             62,269
1.25%                                  --                 --                 --                 --                 --
1.25%                             648,768            716,449          1,579,734            178,047            546,701
1.30%                                  --                 --                 --                 --             71,806
1.35%                                  --                 --                 --                 --          1,717,675
1.40%                                  --                 --                 --                 --                 --
1.40%                                  --                 --                 --                 --            283,206
1.45%                                  --                 --                 --                 --             94,440
1.50%                                  --                 --                 --                 --             37,610
1.55%                                  --                 --                 --                 --            259,690
1.60%                                  --                 --                 --                 --                 54
1.65%                                  --                 --                 --                 --             98,078
1.70%                                  --                 --                 --                 --             12,150
1.75%                                  --                 --                 --                 --             20,587
1.80%                                  --                 --                 --                 --                 55
1.85%                                  --                 --                 --                 --              3,144
1.90%                                  --                 --                 --                 --             23,965
1.95%                                  --                 --                 --                 --                 55
2.00%                                  --                 --                 --                 --                 55
2.05%                                  --                 --                 --                 --             13,937
2.10%                                  --                 --                 --                 --                 55
2.15%                                  --                 --                 --                 --                 55
2.20%                                  --                 --                 --                 --                 55
---------------------------------------------------------------------------------------------------------------------
Total                       $     834,359      $   1,178,020      $   1,895,574      $     260,041      $   5,907,346
---------------------------------------------------------------------------------------------------------------------

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                 MFS                MFS                MFS                MFS                MFS
                              INV TRUST,         INV TRUST,          NEW DIS,           NEW DIS,           RESEARCH,
                                INIT CL           SERV CL            INIT CL            SERV CL            INIT CL
                            -----------------------------------------------------------------------------------------
PRICE LEVEL
1.00%                       $          --      $          --      $          --      $     439,544      $          --
1.10%                                  --                 --                 --          1,503,192                 --
1.15%                               1,495            129,451             31,440             36,429                 --
1.20%                           1,000,015                 --                 --            137,995                 --
1.25%                                  --                 --                 --                 --                 --
1.25%                           1,408,408            443,187             37,381            730,344                 --
1.30%                                  --                 --                 --             92,443                 --
1.35%                                  --                 --                 --          1,192,632                 --
1.40%                                  --                 --                 --                 --                 --
1.40%                             511,469            197,961          1,293,642            229,587          1,445,132
1.45%                           1,336,289                 --                 --            112,057                 --
1.50%                           1,655,361             51,842            260,614             44,143            291,547
1.55%                                  --                 --                 --            161,922                 --
1.60%                                  69              8,493          1,894,112             13,397          2,242,296
1.65%                              46,402                 --                 --            198,733                 --
1.70%                             462,566             43,068                 --            138,593                 --
1.75%                                  --                 --                 --             38,601                 --
1.80%                                  69                 69                 --                 66                 --
1.85%                                  --                 --                 --             29,201                 --
1.90%                                  --                 --                 --             12,064                 --
1.95%                                  --                 --                 --                 54                 --
2.00%                                  --                 --                 --                 54                 --
2.05%                                  --                 --                 --             32,010                 --
2.10%                                  --                 --                 --                 54                 --
2.15%                                  --                 --                 --                 54                 --
2.20%                                  --                 --                 --                 54                 --
---------------------------------------------------------------------------------------------------------------------
Total                       $   6,422,143      $     874,071      $   3,517,189      $   5,143,223      $   3,978,975
---------------------------------------------------------------------------------------------------------------------

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                 MFS               MFS                 MFS                MFS
                            TOTAL RETURN,      TOTAL RETURN,        UTILITIES,         UTILITIES,
                                INIT CL           SERV CL             INIT CL            SERV CL           OPCAP EQ
                            -----------------------------------------------------------------------------------------
PRICE LEVEL
1.00%                       $          --      $   3,834,304      $          --      $      80,612      $          --
1.10%                                  --         19,900,698                 --            745,117                 --
1.15%                              69,258            763,399             41,349            147,916                 --
1.20%                                  --          2,503,968          1,258,673             63,711                 --
1.25%                                  --                 --                 --                 --                 --
1.25%                             118,464          7,675,329          1,585,154            281,920                 --
1.30%                                  --          3,258,556                 --            115,171                 --
1.35%                                  --         23,288,974                 --            361,555                 --
1.40%                                  --                 --                 --                 --                 --
1.40%                                  --          3,739,583          2,405,721             79,626          1,470,745
1.45%                                  --          1,900,277          2,242,789             93,930                 --
1.50%                                  --          2,098,627          2,061,773             80,394                 --
1.55%                                  --          3,873,051                 --            297,771                 --
1.60%                                  --          1,835,114          1,654,116             79,511                 --
1.65%                                  --          4,061,514            293,223            184,243                 --
1.70%                                  --          1,363,212            746,123             90,960                 --
1.75%                                  --            603,669                 --             41,084                 --
1.80%                                  --                 67                 80                 80                 --
1.85%                                  --            509,320                 --            160,382                 --
1.90%                                  --             57,264                 --              1,418                 --
1.95%                                  --              8,504                 --                 96                 --
2.00%                                  --                 83                 --                 96                 --
2.05%                                  --             12,212                 --             59,868                 --
2.10%                                  --             44,183                 --                 96                 --
2.15%                                  --                 83                 --                 95                 --
2.20%                                  --                 83                 --                 95                 --
---------------------------------------------------------------------------------------------------------------------
Total                       $     187,722      $  81,332,074      $  12,289,001      $   2,965,747      $   1,470,745
---------------------------------------------------------------------------------------------------------------------

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                                                                        OPPEN              OPPEN
                                OPCAP             OPCAP              OPCAP               CAP              CAP APPR
                               MANAGED            SM CAP          U.S. GOVT INC         APPR VA           VA, SERV
                            -----------------------------------------------------------------------------------------
PRICE LEVEL
1.00%                       $          --      $          --      $          --      $          --      $     404,197
1.10%                                  --                 --                 --                 --          2,432,173
1.15%                                  --                 --                 --                 --            596,822
1.20%                                  --                 --                 --                 --            340,520
1.25%                                  --                 --                 --                 --                 --
1.25%                                  --                 --                 --                 --            473,028
1.30%                                  --                 --                 --                 --          1,602,711
1.35%                                  --                 --                 --                 --          3,129,312
1.40%                                  --                 --                 --                 --                 --
1.40%                           5,949,125          2,997,119          4,429,395          5,203,792            395,503
1.45%                                  --                 --                 --                 --            635,431
1.50%                                  --                 --                 --                 --          1,538,111
1.55%                                  --                 --                 --                 --          1,737,741
1.60%                                  --                 --                 --                 --            418,327
1.65%                                  --                 --                 --                 --          1,023,966
1.70%                                  --                 --                 --                 --          1,837,313
1.75%                                  --                 --                 --                 --            787,811
1.80%                                  --                 --                 --                 --             81,103
1.85%                                  --                 --                 --                 --            171,851
1.90%                                  --                 --                 --                 --          3,404,626
1.95%                                  --                 --                 --                 --          1,239,649
2.00%                                  --                 --                 --                 --             54,037
2.05%                                  --                 --                 --                 --            195,244
2.10%                                  --                 --                 --                 --            338,136
2.15%                                  --                 --                 --                 --            202,683
2.20%                                  --                 --                 --                 --              8,417
---------------------------------------------------------------------------------------------------------------------
Total                       $   5,949,125      $   2,997,119      $   4,429,395      $   5,203,792      $  23,048,712
---------------------------------------------------------------------------------------------------------------------

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                OPPEN             OPPEN                                  OPPEN
                                GLOBAL          GLOBAL SEC            OPPEN              HI INC             OPPEN
                                SEC VA           VA, SERV           HI INC VA           VA, SERV          MAIN ST VA
                            -----------------------------------------------------------------------------------------
PRICE LEVEL
1.00%                       $          --      $     387,722      $          --      $     441,961      $          --
1.10%                                  --          1,505,891                 --          1,358,517                 --
1.15%                                  --             21,900                 --                 --                 --
1.20%                                  --            663,685                 --            272,545                 --
1.25%                                  --                 --                 --                 --                 --
1.25%                                  --          2,213,089                 --            317,153                 --
1.30%                                  --            266,983                 --            303,941                 --
1.35%                                  --            926,368                 --          1,058,664                 --
1.40%                                  --                 --                 --                 --                 --
1.40%                             359,288            880,227          3,044,558            635,234            531,996
1.45%                                  --          1,022,978                 --            330,868                 --
1.50%                                  --          1,424,923                 --             75,728                 --
1.55%                                  --            343,932                 --            624,417                 --
1.60%                                  --             82,527                 --             18,510                 --
1.65%                                  --            410,383                 --            275,098                 --
1.70%                                  --            711,194                 --                 --                 --
1.75%                                  --             67,633                 --             86,725                 --
1.80%                                  --            152,217                 --                 --                 --
1.85%                                  --             20,959                 --             61,085                 --
1.90%                                  --             82,381                 --                 --                 --
1.95%                                  --                117                 --                 --                 --
2.00%                                  --              3,527                 --                 --                 --
2.05%                                  --                990                 --                 --                 --
2.10%                                  --                116                 --                 --                 --
2.15%                                  --                116                 --                 --                 --
2.20%                                  --                116                 --                 --                 --
---------------------------------------------------------------------------------------------------------------------
Total                       $     359,288      $  11,189,974      $   3,044,558      $   5,860,446      $     531,996
---------------------------------------------------------------------------------------------------------------------

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                            OPPEN MAIN ST          OPPEN             OPPEN               PUT VT             PUT VT
                              SM CAP VA,         STRATEGIC         STRATEGIC            DIV INC,           DIV INC,
                                 SERV              BOND VA        BOND VA, SERV          CL IA              CL IB
                            -----------------------------------------------------------------------------------------
PRICE LEVEL
1.00%                       $     227,817      $          --      $   1,859,791      $          --      $          --
1.10%                           1,890,985                 --          4,674,923                 --                 --
1.15%                              18,958                 --            861,924                 --                 --
1.20%                             765,495                 --          1,159,057                 --                 --
1.25%                                  --                 --                 --                 --                 --
1.25%                             497,788                 --          1,969,335                 --                 --
1.30%                             516,764                 --          2,808,435                 --                 --
1.35%                           1,402,874                 --          5,964,138                 --                 --
1.40%                                  --                 --                 --                 --                 --
1.40%                             512,157            394,351          3,719,202          5,013,746          3,069,986
1.45%                             469,790                 --          2,108,115                 --                 --
1.50%                             280,543                 --          3,355,384                 --                 --
1.55%                             735,062                 --          3,964,827                 --                 --
1.60%                             168,622                 --            886,457                 --                 --
1.65%                             301,171                 --          4,105,282                 --                 --
1.70%                             225,596                 --          2,621,108                 --                 --
1.75%                             422,117                 --          2,107,807                 --                 --
1.80%                                  76                 --            496,631                 --                 --
1.85%                              56,017                 --            967,114                 --                 --
1.90%                              36,120                 --          4,992,974                 --                 --
1.95%                                  60                 --          1,753,893                 --                 --
2.00%                                  60                 --            220,648                 --                 --
2.05%                               2,598                 --            340,164                 --                 --
2.10%                                  60                 --            588,558                 --                 --
2.15%                                  60                 --            329,522                 --                 --
2.20%                                  60                 --             13,174                 --                 --
---------------------------------------------------------------------------------------------------------------------
Total                       $   8,530,850      $     394,351      $  51,868,463      $   5,013,746      $   3,069,986
---------------------------------------------------------------------------------------------------------------------

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                               PUT VT              PUT VT             PUT VT         PUT VT HEALTH         PUT VT
                             GLOBAL EQ,          GRO & INC,         GRO & INC,         SCIENCES,          HI YIELD,
                                CL IA              CL IA              CL IB              CL IB             CL IA
                            -----------------------------------------------------------------------------------------
PRICE LEVEL
1.00%                       $          --      $          --      $     501,047      $      26,352      $          --
1.10%                                  --                 --          2,858,528            517,393                 --
1.15%                                  --                 --            342,168                 52                 --
1.20%                                  --                 --             45,887            114,932                 --
1.25%                                  --                 --                 --                 --                 --
1.25%                                  --                 --          1,680,230            216,383                 --
1.30%                                  --                 --             66,357            115,590                 --
1.35%                                  --                 --          1,873,844            159,402                 --
1.40%                                  --                 --                 --                 --                 --
1.40%                           1,654,925         10,424,697          5,926,454            151,747          2,236,617
1.45%                                  --                 --             40,973            298,763                 --
1.50%                                  --                 --             84,578            287,226                 --
1.55%                                  --                 --            143,915            117,077                 --
1.60%                                  --                 --             40,423             52,420                 --
1.65%                                  --                 --             63,362            151,638                 --
1.70%                                  --                 --             73,518            181,678                 --
1.75%                                  --                 --             19,684              3,658                 --
1.80%                                  --                 --                103                 65                 --
1.85%                                  --                 --              2,409            184,691                 --
1.90%                                  --                 --                 --             58,667                 --
1.95%                                  --                 --                 --                 52                 --
2.00%                                  --                 --                 --             15,570                 --
2.05%                                  --                 --                 --              6,077                 --
2.10%                                  --                 --                 --                 51                 --
2.15%                                  --                 --                 --                 51                 --
2.20%                                  --                 --                 --                 51                 --
---------------------------------------------------------------------------------------------------------------------
Total                       $   1,654,925      $  10,424,697      $  13,763,480      $   2,659,586      $   2,236,617
---------------------------------------------------------------------------------------------------------------------

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                               PUT VT                                 PUT VT            PUT VT             PUT VT
                              HI YIELD,           PUT VT             INTL EQ,         INTL GRO &          INTL NEW
                               CL IB            INC, CL IB            CL IB           INC, CL IB         OPP, CL IB
                            -----------------------------------------------------------------------------------------
PRICE LEVEL
1.00%                       $          --      $          --      $     418,935      $          --      $     147,081
1.10%                                  --                 --          2,471,251                 --            591,740
1.15%                                  --             19,161            136,356                 --                 --
1.20%                                  --                 --          3,434,946                 --                 --
1.25%                                  --                 --                 --                 --                 --
1.25%                                  --             43,017          4,959,782                 --            175,326
1.30%                                  --                 --            540,855                 --                 --
1.35%                                  --                 --          2,322,789                 --            799,464
1.40%                                  --                 --                 --                 --                 --
1.40%                           1,472,519             49,631          2,476,159              8,086            394,117
1.45%                                  --                 --          3,995,268                 --                 --
1.50%                                  --             21,011          2,406,648                 --                 --
1.55%                                  --                 --            722,286                 --                 --
1.60%                                  --              2,674            101,684                 --                 --
1.65%                                  --                 --            930,947                 --                 --
1.70%                                  --             75,818          1,220,043                 --                 --
1.75%                                  --                 --            129,161                 --                 --
1.80%                                  --                 61             17,151                 --                 --
1.85%                                  --                 --             82,106                 --                 --
1.90%                                  --                 --                 58                 --                 --
1.95%                                  --                 --                 58                 --                 --
2.00%                                  --                 --                 58                 --                 --
2.05%                                  --                 --              2,361                 --                 --
2.10%                                  --                 --                 58                 --                 --
2.15%                                  --                 --                 58                 --                 --
2.20%                                  --                 --                 58                 --                 --
---------------------------------------------------------------------------------------------------------------------
Total                       $   1,472,519      $     211,373      $  26,369,076      $       8,086      $   2,107,728
---------------------------------------------------------------------------------------------------------------------

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                PUT VT            PUT VT             PUT VT              PUT VT            PUT VT
                               NEW OPP,          RESEARCH,           SM CAP              VISTA,           VOYAGER,
                                CI IA             CL IB            VAL, CL IB            CL IB             CL IA
                            -----------------------------------------------------------------------------------------
PRICE LEVEL
1.00%                       $          --      $       6,883      $          --      $     179,619      $          --
1.10%                                  --            155,461                 --          1,456,528                 --
1.15%                                  --                 --                124            188,888                 --
1.20%                                  --             39,499                 --          1,746,369                 --
1.25%                                  --                 --                 --            536,760(9)              --
1.25%                                  --                 66                 --          2,316,329(10)             --
1.30%                                  --                 66             35,704             40,756                 --
1.35%                                  --            173,027              5,417          1,561,289                 --
1.40%                                  --                 --                 --                 --                 --
1.40%                           5,431,988              4,358              4,409            888,360            970,675
1.45%                                  --             14,828              5,094          2,283,389                 --
1.50%                                  --                 65             66,820          1,826,357                 --
1.55%                                  --              9,445                124             21,847                 --
1.60%                                  --                 67                124                 73                 --
1.65%                                  --                 67                124            328,966                 --
1.70%                                  --                 --              6,222            571,497                 --
1.75%                                  --                 65                124                 70                 --
1.80%                                  --                 --                124                 73                 --
1.85%                                  --                 66              3,981              2,455                 --
1.90%                                  --                 --             20,345                 58                 --
1.95%                                  --                 --                123                 58                 --
2.00%                                  --                 --                122                 58                 --
2.05%                                  --                 --                122                 58                 --
2.10%                                  --                 --              1,237                 58                 --
2.15%                                  --                 --                122                 58                 --
2.20%                                  --                 --                122                 58                 --
---------------------------------------------------------------------------------------------------------------------
Total                       $   5,431,988      $     403,963      $     150,584      $  13,950,031      $     970,675
---------------------------------------------------------------------------------------------------------------------

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                PUT VT
                               VOYAGER,            ROYCE             ROYCE              STI CVT            STI CVT
                                CL IB            MICRO-CAP           SM-CAP             CAP APPR          GRO & INC
                            -----------------------------------------------------------------------------------------
PRICE LEVEL
1.00%                       $          --      $          --      $          --      $       6,015      $      62,996
1.10%                                  --                 --                 --             13,407             24,959
1.15%                                  --                 --                 --            200,501                 57
1.20%                                  --                 --                 --                 65              3,239
1.25%                                  --                 --                 --                 --                 --
1.25%                                  --                 --                 --             21,978             10,424
1.30%                                  --                 --                 --            282,268             94,469
1.35%                                  --                 --                 --            583,815             30,487
1.40%                                  --                 --                 --                 --                 --
1.40%                           3,861,544          1,230,761          1,578,163             24,586              6,821
1.45%                                  --                 --                 --              1,063             59,899
1.50%                                  --            875,133            465,940            404,432            110,449
1.55%                                  --                 --                 --            275,346            111,389
1.60%                                  --          2,880,026          1,953,115              5,412              7,770
1.65%                                  --                 --                 --            108,001             16,937
1.70%                                  --                 --                 --            127,086                 57
1.75%                                  --                 --                 --              5,544              7,146
1.80%                                  --                 --                 --                 --                 --
1.85%                                  --                 --                 --             24,490                 56
1.90%                                  --                 --                 --              2,162                 57
1.95%                                  --                 --                 --                 --                 --
2.00%                                  --                 --                 --                 --                 --
2.05%                                  --                 --                 --                 --                 --
2.10%                                  --                 --                 --                 --                 --
2.15%                                  --                 --                 --                 --                 --
2.20%                                  --                 --                 --                 --                 --
---------------------------------------------------------------------------------------------------------------------
Total                       $   3,861,544      $   4,985,920      $   3,997,218      $   2,086,171      $     547,212
---------------------------------------------------------------------------------------------------------------------

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                                  STI CVT                                STI CVT           STI CVT
                               STI CVT             INVEST            STI CVT             SM CAP            VAL INC
                               INTL EQ            GR BOND           MID-CAP EQ           VAL EQ             STOCK
                            -----------------------------------------------------------------------------------------
PRICE LEVEL
1.00%                       $       1,921      $      13,802      $      35,867      $      17,974      $      11,613
1.10%                              12,856             35,749              4,342             42,811              7,293
1.15%                                  60              1,038             23,990            251,072                 57
1.20%                                 497              1,051                494             12,445              5,521
1.25%                                  --                 --                 --                 --                 --
1.25%                                  59              6,081             26,116                 87             14,394
1.30%                               5,229            101,160             23,824            223,206            129,162
1.35%                                  59              6,543             33,054            475,618            135,584
1.40%                                  --                 --                 --                 --                 --
1.40%                                  59             26,852             19,680              1,542              6,671
1.45%                                  73              1,049                 70             12,949              1,308
1.50%                                  73             24,936                 70            495,358              8,953
1.55%                                  59             83,695             19,779            225,404            209,637
1.60%                                  59             93,958                 58              6,583             42,377
1.65%                              19,786            111,103             15,729             40,982             16,327
1.70%                                  60              1,035                 59            163,812                 57
1.75%                                  73             11,869                 70              7,005             23,323
1.80%                                  --                 --                 --                 --                 --
1.85%                                  59             14,751              2,926              8,170             22,669
1.90%                                  60              1,033                 59              2,780                 57
1.95%                                  --                 --                 --                 --                 --
2.00%                                  --                 --                 --                 --                 --
2.05%                                  --                 --                 --                 --                 --
2.10%                                  --                 --                 --                 --                 --
2.15%                                  --                 --                 --                 --                 --
2.20%                                  --                 --                 --                 --                 --
---------------------------------------------------------------------------------------------------------------------
Total                       $      41,042      $     535,705      $     206,187      $   1,987,798      $     635,003
---------------------------------------------------------------------------------------------------------------------

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                                 VANK LIT            VANK LIT           VANK UIF           VANK UIF
                              THIRD AVE          COMSTOCK,          GRO & INC,         U.S. REAL          U.S. REAL
                                 VAL               CL II              CL II            EST, CL I         EST, CL II
                            -----------------------------------------------------------------------------------------
PRICE LEVEL
1.00%                       $          --      $     205,883      $     378,346      $      39,241      $          --
1.10%                                  --          2,877,191          1,449,582            381,164                 --
1.15%                                  --          1,944,265                 --                 --             94,771
1.20%                                  --            888,728            456,604             96,962                 --
1.25%                                  --                 --                 --                 --                 --
1.25%                                  --            355,457             88,304            202,307                 --
1.30%                                  --          2,594,549            197,198            180,573            122,093
1.35%                                  --          6,614,192            680,910            247,933            202,722
1.40%                                  --                 --                 --                 --                 --
1.40%                           1,488,466          1,600,649            624,368            261,238                 --
1.45%                                  --          1,114,527            219,418            163,560             21,063
1.50%                             892,421          4,507,356            313,580             56,389            280,770
1.55%                                  --          2,356,329            278,754             93,811             60,294
1.60%                           2,809,528          1,397,132              4,099             61,039                 --
1.65%                                  --          2,324,159            301,421            180,147             72,282
1.70%                                  --          5,377,154            327,136             86,475            243,243
1.75%                                  --          2,088,243             26,304              9,087            101,393
1.80%                                  --            554,862             11,590                 82             28,516
1.85%                                  --            808,370             24,153             21,892              8,282
1.90%                                  --          9,318,035                 --                 --            400,807
1.95%                                  --          2,492,548                 --                 --            100,534
2.00%                                  --            232,224                 --                 --              4,378
2.05%                                  --            655,391                 --                 --             23,352
2.10%                                  --          1,003,113                 --                 --             20,702
2.15%                                  --            433,995                 --                 --             12,887
2.20%                                  --             14,517                 --                 --              4,906
---------------------------------------------------------------------------------------------------------------------
Total                       $   5,190,415      $  51,758,869      $   5,381,767      $   2,081,900      $   1,802,995
---------------------------------------------------------------------------------------------------------------------

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                                                                                           WF ADV
                               WANGER             WANGER             WF ADV             WF ADV              C&B
                             INTL SM CAP        U.S. SM CO         ASSET ALLOC          EQ INC           LG CAP VAL
                            -----------------------------------------------------------------------------------------
PRICE LEVEL
1.00%                       $          --      $          --      $          --      $          --      $          --
1.10%                                  --                 --                 --                 --                 --
1.15%                             421,620            420,287              4,245             91,496                 55
1.20%                                  --                 --          4,644,270          2,238,673            550,028
1.25%                                  --                 --                 --                 --                 --
1.25%                                  --                 --          7,263,966          3,734,522          1,086,929
1.30%                             352,227            339,064                 55             59,442                 55
1.35%                           1,027,169          1,057,935                 55             50,981                 55
1.40%                                  --                 --                 --                 --                 --
1.40%                             587,436            705,298          1,469,571          1,741,299            158,541
1.45%                             318,128            187,462          8,203,855          3,145,955            855,046
1.50%                           1,202,178            983,842          7,631,769          3,867,293          1,090,809
1.55%                             257,586            345,996                 55             17,924                 55
1.60%                             593,058          1,548,097             57,552          1,591,336                 99
1.65%                             657,865            463,494          1,413,364            584,035            466,903
1.70%                           1,032,222          1,091,807          2,723,369          1,815,881            453,759
1.75%                             731,223            525,343                 55            218,738                 55
1.80%                              38,909            227,320                 50            399,654                 99
1.85%                              33,761            254,650             16,785            471,957                 55
1.90%                           2,224,213          2,337,758                 55          1,047,159                 55
1.95%                           1,089,573            632,724                 --                 --                 --
2.00%                              29,988             72,616                 55            112,278                 55
2.05%                              78,013            160,180                 55            148,232                 55
2.10%                             255,109            287,114             55,855            192,636                 55
2.15%                             201,885            112,522                 55                 55                 55
2.20%                               3,312              4,237                 55                 55                 55
---------------------------------------------------------------------------------------------------------------------
Total                       $  11,135,475      $  11,757,746      $  33,485,146      $  21,529,601      $   4,662,873
---------------------------------------------------------------------------------------------------------------------

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                WF ADV            WF ADV             WF ADV             WF ADV             WF ADV
                              LG CO CORE         INTL CORE          LG CO GRO          MONEY MKT         SM CAP GRO
                            -----------------------------------------------------------------------------------------
PRICE LEVEL
1.00%                       $          --      $          --      $          --      $          --      $          --
1.10%                                  --                 --                 --                 --                 --
1.15%                                  54                 57             72,132                998                 55
1.20%                             391,808            259,771          5,288,949          1,351,728            916,385
1.25%                                  --                 --                 --                 --                 --
1.25%                             457,395            685,831          7,653,680          1,643,947          1,232,038
1.30%                                  54                 57             53,501                998                 55
1.35%                                  54                 57             44,421                998                 55
1.40%                                  --                 --                 --                 --                 --
1.40%                             202,755            138,153          1,899,883            740,894            537,600
1.45%                             300,049            540,116          7,936,689          3,343,852          1,572,462
1.50%                             730,154            604,679          6,724,522          2,969,244          1,326,087
1.55%                                  54                 57             17,781                996                 55
1.60%                                  67                 56            819,339             73,167                 57
1.65%                             107,483             80,122          1,353,254            390,893            256,915
1.70%                             121,323            347,835          3,420,226            840,356            537,548
1.75%                                  54                 56            190,894                995                 55
1.80%                              12,453              6,075            362,437                984              8,388
1.85%                              11,502             23,104            395,461                994                 55
1.90%                                  54                496            870,200                994                924
1.95%                                  --                 --                 --                 --                 --
2.00%                                  54                 57             90,576                993                 54
2.05%                                  54                 57            123,644                993                 54
2.10%                                  54                 57            157,666                993                 54
2.15%                                  54                 57                 53                991                 54
2.20%                                  54                 57                 53                991                 54
---------------------------------------------------------------------------------------------------------------------
Total                       $   2,335,583      $   2,686,807      $  37,475,361      $  11,366,999      $   6,389,004
---------------------------------------------------------------------------------------------------------------------

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                               WF ADV
                            TOTAL RETURN
                                BOND
                            -------------
PRICE LEVEL
1.00%                       $          --
1.10%                                  --
1.15%                              90,136
1.20%                           1,323,849
1.25%                                  --
1.25%                           2,703,087
1.30%                              39,604
1.35%                              67,706
1.40%                                  --
1.40%                             817,329
1.45%                           1,726,232
1.50%                           1,975,023
1.55%                               1,534
1.60%                             529,613
1.65%                           1,449,446
1.70%                           1,282,807
1.75%                             161,224
1.80%                             213,984
1.85%                             642,225
1.90%                             813,624
1.95%                                  --
2.00%                             250,002
2.05%                             191,463
2.10%                             270,978
2.15%                               1,529
2.20%                               1,528
-----------------------------------------
Total                       $  14,552,923
-----------------------------------------

(1)    Applicable to Signature product only.
(2)    Applicable to all products except Signature.
(3)    Applicable to Galaxy product only.
(4)    Applicable to all products except Galaxy.
(5)    Applicable to Wells Builder products only.
(6)    Applicable to all products except Wells Builder.
(7)    Applicable to Galaxy and Pinnacle products only.
(8)    Applicable to all products except Galaxy and Pinnacle.
(9) Applicable to Innovations, Innovations Classic and New Solutions products only.
(10) Applicable to all products except Innovations, Innovations Classic and New Solutions.

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

9. FINANCIAL HIGHLIGHTS

The following is a summary for each period in the four year period ended
Dec. 31, 2004 of units, net assets and investment income ratios in addition to the accumulation unit values, total returns and expense ratios for variable annuity contracts with the highest and lowest expense. Some of these subaccounts only offer one price level.

                                       AT DEC. 31                                       FOR THE YEAR ENDED DEC. 31
                      ------------------------------------------ -----------------------------------------------------------------
                        UNITS ACCUMULATION UNIT VALUE NET ASSETS    INVESTMENT      EXPENSE RATIO           TOTAL RETURN
                       (000S)    LOWEST TO HIGHEST      (000S)   INCOME RATIO(1) LOWEST TO HIGHEST(2)   LOWEST TO HIGHEST(3)
                      ------------------------------------------------------------------------------------------------------------
AXP VP CASH MGMT
2004                   27,673     $1.05 to $0.99       $29,764        0.73%         1.00% to 2.20%     (0.27%)    to  (0.90%)(15)
2003                   27,953     $1.05 to $0.99       $29,988        0.51%         1.00% to 1.85%     (0.94%)    to  (1.00%)(10)
2002                   35,240     $1.06 to $0.99       $38,732        1.16%         1.00% to 1.80%      0.00%     to  (1.00%)(5)
2001                   33,561     $1.06 to $1.05       $37,056        3.41%         1.00% to 1.60%      2.91%     to   1.94%
----------------------------------------------------------------------------------------------------------------------------------
AXP VP DIV BOND
2004                   31,737     $1.11 to $1.03       $40,367        3.85%         1.00% to 2.20%      3.45%     to   2.86%(15)
2003                   15,697     $1.08 to $1.02       $20,544        3.56%         1.00% to 1.85%      3.85%     to   2.00%(10)
2002                    9,269     $1.04 to $1.01       $13,344        5.06%         1.00% to 1.70%      4.00%(7)  to   1.00%(5)
2001                   10,726     $1.12 to $1.09       $15,098        6.46%         1.15% to 1.60%      6.67%     to   5.83%
----------------------------------------------------------------------------------------------------------------------------------
AXP VP DIV EQ INC
2004                   12,504     $1.28 to $1.15       $17,312        1.65%         1.00% to 2.20%     17.03%     to  15.94%(15)
2003                    8,086     $1.10 to $1.44       $ 9,464        1.54%         1.00% to 1.85%     41.03%     to  44.00%(10)
2002                    3,592     $0.78 to $0.86       $ 3,025        1.57%         1.00% to 1.70%    (22.00%)(7) to (20.37%)
2001                    2,281     $1.01 to $1.08       $ 2,436        1.26%         1.15% to 1.70%      1.00%     to   0.00%
----------------------------------------------------------------------------------------------------------------------------------
AXP VP EQ SELECT
2004                    2,931     $1.33 to $1.06       $ 3,592          --          1.00% to 2.20%      8.02%     to   7.64%(15)
2003                      139     $1.24 to $1.26       $   166          --          1.00% to 1.85%     21.57%     to  26.00%(10)
2002                       20     $1.02 to $1.02       $    20          --          1.00% to 1.50%      2.00%(9)  to   2.00%(9)
2001                       --        --       --            --          --            --       --         --             --
----------------------------------------------------------------------------------------------------------------------------------
AXP VP GRO
2004                    1,450     $1.05 to $1.07       $   800        0.32%         1.00% to 2.20%      7.35%     to   7.26%(15)
2003                    1,426     $0.98 to $1.22       $   778        0.21%         1.00% to 1.85%     20.99%     to  22.00%(10)
2002                      790     $0.81 to $0.38       $   300        0.07%         1.00% to 1.60%    (19.00%)(7) to (26.92%)
2001                      857     $0.50 to $0.52       $   443          --          1.40% to 1.60%    (32.43%)    to (32.47%)
----------------------------------------------------------------------------------------------------------------------------------
AXP VP HI YIELD BOND
2004                   13,631     $1.21 to $1.08       $15,492        6.97%         1.15% to 2.20%     10.12%     to   8.02%(15)
2003                    9,802     $1.10 to $1.08       $10,237        7.71%         1.15% to 1.80%     23.60%     to   8.00%(5)(*)
2002                    9,364     $0.89 to $0.83       $ 7,927        7.49%         1.15% to 1.70%     (7.29%)    to  (7.78%)
2001                   10,414     $0.96 to $0.90       $ 9,593       11.02%         1.15% to 1.70%      4.35%     to   3.45%
----------------------------------------------------------------------------------------------------------------------------------
AXP VP INC OPP
2004                   15,060     $1.09 to $1.09       $16,390        6.58%         1.15% to 2.20%      9.53%(16) to   8.84%(16)
2003                       --        --       --            --          --            --       --         --             --
2002                       --        --       --            --          --            --       --         --             --
2001                       --        --       --            --          --            --       --         --             --
----------------------------------------------------------------------------------------------------------------------------------
AXP VP LG CAP EQ
2004                   57,070     $1.06 to $1.05       $53,075        1.11%         1.15% to 2.20%      5.87%(15) to   5.14%(15)
2003                    6,065     $0.66 to $1.31       $ 7,907        0.62%         1.20% to 1.80%     26.92%     to  31.00%(11)
2002                    5,886     $0.52 to $0.51       $ 6,413        0.53%         1.20% to 1.65%    (22.39%)    to (23.88%)
2001                    7,991     $0.67 to $0.67       $10,534        0.30%         1.20% to 1.70%    (19.28%)    to (19.28%)
----------------------------------------------------------------------------------------------------------------------------------
AXP VP LG CAP VAL
2004                       43     $1.10 to $1.10       $    49        2.65%         1.15% to 2.20%     10.84%(15) to  10.06%(15)
2003                       --        --       --            --          --            --       --         --             --
2002                       --        --       --            --          --            --       --         --             --
2001                       --        --       --            --          --            --       --         --             --
----------------------------------------------------------------------------------------------------------------------------------

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                       AT DEC. 31                                       FOR THE YEAR ENDED DEC. 31
                      ------------------------------------------ -----------------------------------------------------------------
                        UNITS ACCUMULATION UNIT VALUE NET ASSETS    INVESTMENT      EXPENSE RATIO           TOTAL RETURN
                       (000S)    LOWEST TO HIGHEST      (000S)   INCOME RATIO(1) LOWEST TO HIGHEST(2)   LOWEST TO HIGHEST(3)
                      ------------------------------------------------------------------------------------------------------------
AXP VP MANAGED
2004                    8,244     $0.97 to $1.03       $11,890        2.27%         1.00% to 1.80%      8.50%     to   7.65%
2003                    8,383     $0.89 to $0.96       $11,978        2.26%         1.00% to 1.80%     18.67%     to  (4.00%)
2002                    8,237     $0.75 to $0.74       $10,219        2.58%         1.00% to 1.80%    (13.79%)    to (13.95%)(5)
2001                    8,755     $0.87 to $0.86       $13,311        2.51%         1.00% to 1.60%    (11.22%)    to (12.24%)
----------------------------------------------------------------------------------------------------------------------------------
AXP VP NEW DIM
2004                   26,605     $0.74 to $1.03       $21,999        1.04%         1.00% to 2.20%      2.25%     to   3.34%(15)
2003                   23,456     $0.72 to $1.25       $19,304        0.68%         1.00% to 1.85%     22.03%     to  25.00%(10)
2002                   19,141     $0.59 to $0.54       $12,751        0.50%         1.00% to 1.70%    (22.37%)    to (22.86%)
2001                   18,441     $0.76 to $0.70       $16,072        0.23%         1.00% to 1.70%    (17.39%)    to (18.60%)
----------------------------------------------------------------------------------------------------------------------------------
AXP VP PTNRS SELECT VAL
2004                        2     $1.10 to $1.09       $     3        1.37%         1.15% to 2.20%     10.66%(15) to   9.87%(15)
2003                       --        --       --            --          --            --       --         --             --
2002                       --        --       --            --          --            --       --         --             --
2001                       --        --       --            --          --            --       --         --             --
----------------------------------------------------------------------------------------------------------------------------------
AXP VP PTNRS SM CAP VAL
2004                   19,542     $1.28 to $1.15       $24,693        0.06%         1.00% to 2.20%     18.82%     to  15.53%(15)
2003                    1,963     $1.08 to $1.40       $ 2,172        0.06%         1.00% to 1.85%     36.71%     to  40.00%(10)
2002                      297     $0.79 to $0.79       $   235        0.33%         1.00% to 1.70%    (21.00%)(7) to (21.00%)(6)
2001                       --        --       --            --          --            --       --         --             --
----------------------------------------------------------------------------------------------------------------------------------
AXP VP S&P 500
2004                   20,888     $0.85 to $1.08       $19,455        1.48%         1.00% to 2.20%      9.17%     to   8.75%(15)
2003                   17,073     $0.78 to $1.28       $13,890        1.22%         1.00% to 1.85%     27.87%     to  28.00%(10)
2002                   12,693     $0.61 to $0.61       $ 7,773        1.04%         1.00% to 1.35%    (23.75%)    to (23.75%)
2001                    4,864     $0.80 to $0.80       $ 3,895        1.10%         1.00% to 1.35%    (12.77%)    to (13.04%)
----------------------------------------------------------------------------------------------------------------------------------
AXP VP SHORT DURATION
2004                   34,307     $1.17 to $0.99       $38,866        2.45%         1.00% to 2.20%     (0.15%)    to  (0.61%)(15)
2003                   32,487     $1.17 to $0.99       $37,273        2.30%         1.00% to 1.85%      0.00%     to  (1.00%)(10)
2002                   25,382     $1.17 to $1.14       $29,393        2.87%         1.00% to 1.70%      5.41%     to   3.64%
2001                   11,196     $1.11 to $1.10       $12,400        4.47%         1.00% to 1.70%      4.72%     to   4.76%
----------------------------------------------------------------------------------------------------------------------------------
AXP VP SM CAP ADV
2004                    4,474     $1.36 to $1.42       $ 5,496        0.00%         1.00% to 1.80%     17.36%     to  16.42%
2003                    4,455     $1.16 to $1.22       $ 4,704          --          1.00% to 1.80%     46.84%     to  22.00%(5)(*)
2002                    2,634     $0.79 to $0.67       $ 1,921          --          1.00% to 1.70%    (17.71%)    to (18.29%)
2001                    2,120     $0.96 to $0.82       $ 1,886          --          1.00% to 1.70%     (7.69%)     to  (7.87%)
----------------------------------------------------------------------------------------------------------------------------------
AXP VP STRATEGY AGGR
2004                    3,194     $1.35 to $1.35       $ 4,315          --          1.40% to 1.40%      7.88%     to   7.88%
2003                    3,701     $1.25 to $1.25       $ 4,635          --          1.40% to 1.40%     26.26%     to  26.26%
2002                    4,011     $0.99 to $0.99       $ 3,955          --          1.40% to 1.40%    (32.65%)    to (32.65%)
2001                    4,343     $1.47 to $1.47       $ 6,383        0.21%         1.40% to 1.40%    (33.78%)    to (33.78%)
----------------------------------------------------------------------------------------------------------------------------------
AXP VP THDL EMER MKTS
2004                    9,386     $1.43 to $1.16       $11,078        6.36%         1.15% to 2.20%     22.73%     to  18.99%(15)
2003                       61     $1.17 to $1.17       $    71        1.42%         1.15% to 1.25%     39.29%     to  39.29%
2002                       94     $0.84 to $0.84       $    79          --          1.15% to 1.25%     (6.67%)    to  (6.67%)
2001                       46     $0.90 to $0.90       $    42        0.03%         1.15% to 1.25%     (2.17%)    to  (2.17%)
----------------------------------------------------------------------------------------------------------------------------------
AXP VP THDL INTL
2004                    1,983     $1.14 to $1.14       $ 2,515        1.10%         1.15% to 2.20%     15.82%(15) to  15.01%(15)
2003                    2,080     $1.11 to $1.11       $ 2,309        0.92%         1.40% to 1.40%     26.14%     to  26.14%
2002                    2,254     $0.88 to $0.88       $ 1,981        0.99%         1.40% to 1.40%    (19.27%)    to (19.27%)
2001                    2,733     $1.09 to $1.09       $ 2,978        1.22%         1.40% to 1.40%    (29.68%)    to (29.68%)
----------------------------------------------------------------------------------------------------------------------------------

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                       AT DEC. 31                                       FOR THE YEAR ENDED DEC. 31
                      ------------------------------------------ ----------------------------------------------------------------
                        UNITS ACCUMULATION UNIT VALUE NET ASSETS    INVESTMENT      EXPENSE RATIO           TOTAL RETURN
                       (000S)    LOWEST TO HIGHEST      (000S)    INCOME RATIO(1) LOWEST TO HIGHEST(2)   LOWEST TO HIGHEST(3)
                      -----------------------------------------------------------------------------------------------------------
AIM VI BASIC VAL, SER II
2004                   27,186     $1.10 to $1.07       $32,095          --          1.00% to 2.20%      9.74%     to   7.40%(15)
2003                    9,589     $1.00 to $1.35       $10,212          --          1.00% to 1.85%     31.58%     to  35.00%(10)
2002                    1,552     $0.76 to $0.95       $ 1,199        0.01%         1.00% to 1.70%    (24.00%)(7) to  (5.00%)(8)
2001                       --        --       --            --          --            --       --         --             --
----------------------------------------------------------------------------------------------------------------------------------
AIM VI CAP APPR, SER I
2004                   28,316     $0.70 to $1.38       $19,204          --          1.00% to 1.80%      5.56%     to   4.72%
2003                   30,258     $0.66 to $1.32       $19,437          --          1.00% to 1.80%     26.92%     to  32.00%(11)
2002                   30,650     $0.52 to $0.42       $15,455          --          1.00% to 1.70%    (24.64%)    to (26.32%)
2001                   37,541     $0.69 to $0.57       $25,150          --          1.00% to 1.70%    (24.18%)    to (24.00%)
----------------------------------------------------------------------------------------------------------------------------------
AIM VI CAP APPR, SER II
2004                    1,207     $1.30 to $1.06       $ 1,366          --          1.00% to 2.20%      5.28%     to   7.26%(15)
2003                      617     $1.24 to $1.30       $   678          --          1.00% to 1.85%     27.84%     to  30.00%(10)
2002                       46     $0.97 to $0.79       $    44          --          1.00% to 1.50%     (3.00%)(9) to (21.00%)(5)
2001                       --        --       --            --          --            --       --         --             --
----------------------------------------------------------------------------------------------------------------------------------
AIM VI CAP DEV, SER I
2004                    2,146     $1.45 to $1.03       $ 2,467          --          1.40% to 1.60%     13.89%     to  13.67%
2003                    2,562     $1.28 to $0.90       $ 2,554          --          1.40% to 1.60%     33.33%     to  32.35%
2002                    2,259     $0.96 to $0.68       $ 1,706          --          1.40% to 1.60%    (21.95%)    to (22.73%)
2001                    4,522     $1.23 to $0.88       $ 4,180          --          1.40% to 1.60%     (9.56%)    to  (9.28%)
----------------------------------------------------------------------------------------------------------------------------------
AIM VI CAP DEV, SER II
2004                    1,814     $1.15 to $1.10       $ 2,290          --          1.00% to 2.20%     14.12%     to  10.78%(15)
2003                      947     $1.00 to $1.35       $ 1,020          --          1.00% to 1.85%     33.33%     to  35.00%(10)
2002                       76     $0.75 to $0.75       $    57          --          1.00% to 1.35%    (25.00%)(7) to (25.00%)(7)
2001                       --        --       --            --          --            --       --         --             --
----------------------------------------------------------------------------------------------------------------------------------
AIM VI CORE EQ, SER I
2004                    4,188     $1.21 to $1.21       $ 5,070        0.93%         1.40% to 1.40%      7.45%     to   7.45%
2003                    4,903     $1.13 to $1.13       $ 5,524        1.00%         1.40% to 1.40%     22.83%     to  22.83%
2002                    5,619     $0.92 to $0.92       $ 5,160        0.30%         1.40% to 1.40%    (16.36%)    to (16.36%)
2001                    6,927     $1.10 to $1.10       $ 7,642        0.04%         1.40% to 1.40%    (24.14%)    to (24.14%)
----------------------------------------------------------------------------------------------------------------------------------
AIM VI DENT DEMO TRENDS, SER I
2004                    2,111     $0.57 to $0.56       $ 1,193          --          1.00% to 1.35%      7.18%     to   6.80%
2003                    2,419     $0.53 to $0.53       $ 1,278          --          1.00% to 1.35%     35.90%     to  35.90%
2002                    2,603     $0.39 to $0.39       $ 1,014          --          1.00% to 1.35%    (32.76%)    to (32.76%)
2001                    2,244     $0.58 to $0.58       $ 1,305          --          1.00% to 1.35%    (33.33%)    to (32.56%)
----------------------------------------------------------------------------------------------------------------------------------
AIM VI INTL GRO, SER I
2004                    2,223     $1.26 to $1.26       $ 2,791        0.61%         1.40% to 1.40%     22.28%     to 2 2.28%
2003                    2,748     $1.03 to $1.03       $ 2,823        0.56%         1.40% to 1.40%     27.16%     to  27.16%
2002                    2,968     $0.81 to $0.81       $ 2,395        0.52%         1.40% to 1.40%    (16.49%)    to (16.49%)
2001                    3,616     $0.97 to $0.97       $ 3,510        0.30%         1.40% to 1.40%    (24.81%)    to (24.81%)
----------------------------------------------------------------------------------------------------------------------------------
AIM VI MID CAP CORE EQ, SER II
2004                    4,001     $1.08 to $1.07       $ 4,306        0.07%         1.15% to 2.20%      8.37%(15) to   7.61%(15)
2003                       --        --       --            --          --            --       --         --             --
2002                       --        --       --            --          --            --       --         --             --
2001                       --        --       --            --          --            --       --         --             --
----------------------------------------------------------------------------------------------------------------------------------

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                       AT DEC. 31                                       FOR THE YEAR ENDED DEC. 31
                      ------------------------------------------ ---------------------------------------------------------------
                        UNITS ACCUMULATION UNIT VALUE NET ASSETS    INVESTMENT      EXPENSE RATIO           TOTAL RETURN
                       (000S)    LOWEST TO HIGHEST      (000S)   INCOME RATIO(1) LOWEST TO HIGHEST(2)   LOWEST TO HIGHEST(3)
                      ----------------------------------------------------------------------------------------------------------
AIM VI PREMIER EQ, SER I
2004                   51,708     $0.69 to $1.32       $37,302        0.45%         1.00% to 1.80%      4.72%     to   3.89%
2003                   58,295     $0.66 to $1.27       $40,402        0.30%         1.00% to 1.80%     24.53%     to  27.00%(11)
2002                   63,343     $0.53 to $0.48       $35,671        0.31%         1.00% to 1.70%    (31.17%)    to (30.43%)
2001                   71,489     $0.77 to $0.69       $58,313        0.15%         1.00% to 1.70%    (13.48%)    to (14.81%)
----------------------------------------------------------------------------------------------------------------------------------
AIM VI PREMIER EQ, SER II
2004                      340     $1.00 to $1.30       $   349        0.39%         1.00% to 1.85%      4.44%     to   3.56%
2003                      160     $0.96 to $1.25       $   155        0.38%         1.00% to 1.85%     23.08%     to  25.00%(10)
2002                       36     $0.78 to $0.74       $    28        1.21%         1.00% to 1.50%    (22.00%)(7) to (26.00%)(5)
2001                       --        --       --            --          --            --       --         --             --
----------------------------------------------------------------------------------------------------------------------------------
AB VP GRO & INC, CL B
2004                   29,459     $1.07 to $1.07       $32,021        0.73%         1.00% to 2.20%     10.11%     to   7.90%(15)
2003                   26,622     $0.97 to $1.32       $26,004        0.82%         1.00% to 1.85%     31.08%     to  32.00%(10)
2002                   24,399     $0.74 to $0.95       $18,021        0.56%         1.00% to 1.70%    (23.71%)    to  (5.00%)(9)
2001                   11,115     $0.97 to $0.96       $10,693        0.43%         1.00% to 1.35%      0.00%     to  (1.03%)
----------------------------------------------------------------------------------------------------------------------------------
AB VP INTL VAL, CL B
2004                   13,750     $1.20 to $1.19       $16,439        0.13%         1.15% to 2.20%     20.60%(15) to  19.75%(15)
2003                       --        --       --            --          --            --       --         --             --
2002                       --        --       --            --          --            --       --         --             --
2001                       --        --       --            --          --            --       --         --             --
----------------------------------------------------------------------------------------------------------------------------------
AB VP LG CAP GRO, CL B
2004                   21,459     $0.59 to $1.32       $13,351          --          1.00% to 1.85%      7.27%     to   6.36%
2003                   23,219     $0.55 to $1.24       $13,255          --          1.00% to 1.85%     22.22%     to  24.00%(10)
2002                   23,315     $0.45 to $0.92       $10,736          --          1.00% to 1.70%    (30.77%)    to  (8.00%)(9)
2001                   24,461     $0.65 to $0.70       $16,648          --          1.00% to 1.60%    (18.75%)    to (18.60%)
----------------------------------------------------------------------------------------------------------------------------------
AB VP GLOBAL TECH, CL B
2004                   13,280     $0.44 to $1.45       $ 6,722          --          1.00% to 1.85%      4.04%     to   3.16%
2003                   13,782     $0.42 to $1.40       $ 6,355          --          1.00% to 1.85%     40.00%     to  40.00%(10)
2002                   12,027     $0.30 to $0.29       $ 3,709          --          1.00% to 1.60%    (41.18%)    to (43.14%)
2001                   15,284     $0.51 to $0.51       $ 8,282          --          1.00% to 1.60%    (26.09%)    to (27.14%)
----------------------------------------------------------------------------------------------------------------------------------
AB VP TOTAL RETURN, CL B
2004                    1,189     $1.15 to $1.06       $ 1,386        2.21%         1.00% to 2.20%      7.71%     to   6.42%(15)
2003                      719     $1.07 to $1.15       $   783        2.21%         1.00% to 1.85%     17.58%     to  15.00%(10)
2002                      122     $0.91 to $0.91       $   110        0.03%         1.00% to 1.35%     (9.00%)(7) to  (9.00%)(7)
2001                       --        --       --            --          --            --       --         --             --
----------------------------------------------------------------------------------------------------------------------------------
AB VP U.S. GOVT/HI GR, CL B
2004                    3,185     $1.28 to $1.27       $ 3,984        2.66%         1.40% to 1.60%      2.08%     to   1.88%
2003                    3,278     $1.25 to $1.25       $ 4,023        2.88%         1.40% to 1.60%      1.63%     to   1.63%
2002                    3,980     $1.23 to $1.23       $ 4,774        2.67%         1.40% to 1.60%      6.03%     to   6.03%
2001                    3,259     $1.16 to $1.16       $ 3,703        4.09%         1.40% to 1.60%      6.42%     to   6.42%
----------------------------------------------------------------------------------------------------------------------------------
AC VP INC & GRO, CL I
2004                    1,530     $1.31 to $1.31       $ 2,004        1.46%         1.40% to 1.40%     11.42%     to  11.42%
2003                    1,720     $1.18 to $1.18       $ 2,021        1.34%         1.40% to 1.40%     28.26%     to  28.26%
2002                    1,915     $0.92 to $0.92       $ 1,766        1.10%         1.40% to 1.40%    (20.69%)    to (20.69%)
2001                    2,134     $1.16 to $1.16       $ 2,475        0.92%         1.40% to 1.40%     (9.38%)    to  (9.38%)
----------------------------------------------------------------------------------------------------------------------------------
AC VP INFLATION PROT, CL II
2004                   31,470     $1.06 to $1.05       $33,097        3.31%         1.15% to 2.20%      5.23%(15) to   4.50%(15)
2003                       --        --       --            --          --            --       --         --             --
2002                       --        --       --            --          --            --       --         --             --
2001                       --        --       --            --          --            --       --         --             --
----------------------------------------------------------------------------------------------------------------------------------

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                       AT DEC. 31                                       FOR THE YEAR ENDED DEC. 31
                      ------------------------------------------ ----------------------------------------------------------------
                        UNITS ACCUMULATION UNIT VALUE NET ASSETS    INVESTMENT      EXPENSE RATIO           TOTAL RETURN
                       (000S)    LOWEST TO HIGHEST      (000S)   INCOME RATIO(1) LOWEST TO HIGHEST(2)   LOWEST TO HIGHEST(3)
                      -----------------------------------------------------------------------------------------------------------
AC VP INTL, CL II
2004                       20     $1.12 to $1.11       $    23          --          1.15% to 2.20%     12.93%(15) to  12.13%(15)
2003                       --        --       --            --          --            --       --         --             --
2002                       --        --       --            --          --            --       --         --             --
2001                       --        --       --            --          --            --       --         --             --
----------------------------------------------------------------------------------------------------------------------------------
AC VP ULTRA, CL II
2004                   10,637     $1.07 to $1.06       $11,294          --          1.15% to 2.20%      7.63%(15) to   6.87%(15)
2003                       --        --       --            --          --            --       --         --             --
2002                       --        --       --            --          --            --       --         --             --
2001                       --        --       --            --          --            --       --         --             --
----------------------------------------------------------------------------------------------------------------------------------
AC VP VAL, CL I
2004                    1,163     $1.76 to $1.76       $ 2,044        1.03%         1.40% to 1.40%     12.74%     to  12.74%
2003                    1,280     $1.56 to $1.56       $ 1,997        1.13%         1.40% to 1.40%     26.83%     to  26.83%
2002                    1,440     $1.23 to $1.23       $ 1,768        0.93%         1.40% to 1.40%    (13.38%)    to (13.38%)
2001                    1,719     $1.42 to $1.42       $ 2,449        1.18%         1.40% to 1.40%     10.94%     to  10.94%
----------------------------------------------------------------------------------------------------------------------------------
AC VP VAL, CL II
2004                      135     $1.09 to $1.09       $   147          --          1.15% to 2.20%      9.65%(15) to   8.88%(15)
2003                       --        --       --            --          --            --       --         --             --
2002                       --        --       --            --          --            --       --         --             --
2001                       --        --       --            --          --            --       --         --             --
----------------------------------------------------------------------------------------------------------------------------------
BARON CAP ASSET, INS
2004                    2,038     $1.70 to $1.42       $ 3,022          --          1.40% to 1.60%     23.89%     to  23.64%
2003                    2,271     $1.37 to $1.15       $ 2,718          --          1.40% to 1.60%     28.04%     to  29.21%
2002                    1,189     $1.07 to $0.89       $ 1,155          --          1.40% to 1.60%    (15.75%)    to (16.04%)
2001                    1,761     $1.27 to $1.06       $ 1,994          --          1.40% to 1.60%     11.40%     to  10.42%
----------------------------------------------------------------------------------------------------------------------------------
COLONIAL SM CAP VAL, VS CL B
2004                       91     $1.17 to $1.16       $   108        0.86%         1.15% to 2.20%     18.17%(15) to  17.35%(15)
2003                       --        --       --            --          --            --       --         --             --
2002                       --        --       --            --          --            --       --         --             --
2001                       --        --       --            --          --            --       --         --             --
----------------------------------------------------------------------------------------------------------------------------------
COL HI YIELD, VS CL A
2004                      628     $1.28 to $1.27       $   798        5.58%         1.15% to 1.25%      5.84%     to   5.74%
2003                      514     $1.21 to $1.20       $   618        6.50%         1.15% to 1.25%     12.04%     to  11.11%
2002                      507     $1.08 to $1.08       $   549        6.30%         1.15% to 1.25%      0.93%     to   0.93%
2001                      343     $1.07 to $1.07       $   366        6.36%         1.15% to 1.25%      4.90%     to   4.90%
----------------------------------------------------------------------------------------------------------------------------------
COL HI YIELD, VS CL B
2004                    8,504     $1.05 to $1.04       $ 8,867       11.16%         1.15% to 2.20%      4.85%(15) to   4.12%(15)
2003                       --        --       --            --          --            --       --         --             --
2002                       --        --       --            --          --            --       --         --             --
2001                       --        --       --            --          --            --       --         --             --
----------------------------------------------------------------------------------------------------------------------------------
CS MID-CAP GRO
2004                      455     $1.16 to $0.75       $   366          --          1.40% to 1.60%     11.55%     to  11.32%
2003                      664     $1.04 to $0.67       $   485          --          1.40% to 1.60%     42.47%     to  39.58%
2002                      411     $0.73 to $0.48       $   216          --          1.40% to 1.60%    (30.48%)    to (30.43%)
2001                      986     $1.05 to $0.69       $   723          --          1.40% to 1.60%    (17.97%)    to (16.87%)
----------------------------------------------------------------------------------------------------------------------------------
DREY IP MIDCAP STOCK, SERV CL
2004                       43     $1.13 to $1.13       $    50        0.56%         1.15% to 2.20%     14.36%(15) to  13.56%(15)
2003                       --        --       --            --          --            --       --         --             --
2002                       --        --       --            --          --            --       --         --             --
2001                       --        --       --            --          --            --       --         --             --
----------------------------------------------------------------------------------------------------------------------------------

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                       AT DEC. 31                                       FOR THE YEAR ENDED DEC. 31
                      ------------------------------------------ ----------------------------------------------------------------
                        UNITS ACCUMULATION UNIT VALUE NET ASSETS    INVESTMENT      EXPENSE RATIO           TOTAL RETURN
                       (000S)    LOWEST TO HIGHEST      (000S)   INCOME RATIO(1) LOWEST TO HIGHEST(2)   LOWEST TO HIGHEST(3)
                      -----------------------------------------------------------------------------------------------------------
DREY IP TECH GRO, SERV CL
2004                    4,725     $1.03 to $1.03       $ 4,863          --          1.15% to 2.20%      6.13%(15) to   5.38%(15)
2003                       --        --       --            --          --            --       --         --             --
2002                       --        --       --            --          --            --       --         --             --
2001                       --        --       --            --          --            --       --         --             --
----------------------------------------------------------------------------------------------------------------------------------
DREY SOC RESP GRO, INIT CL
2004                    3,768     $0.63 to $1.34       $ 2,420        0.40%         1.20% to 1.80%      4.94%     to   4.32%
2003                    3,778     $0.60 to $1.28       $ 2,314        0.12%         1.20% to 1.80%     25.00%     to  28.00%(11)
2002                    3,798     $0.48 to $0.48       $ 1,872        0.18%         1.20% to 1.70%    (30.43%)    to (29.41%)
2001                    5,445     $0.69 to $0.68       $ 3,804        0.07%         1.20% to 1.70%    (23.33%)    to (24.44%)
----------------------------------------------------------------------------------------------------------------------------------
DREY VIF APPR, SERV CL
2004                      523     $1.03 to $1.02       $   538        4.40%         1.15% to 2.20%      3.15%(15) to   2.43%(15)
2003                       --        --       --            --          --            --       --         --             --
2002                       --        --       --            --          --            --       --         --             --
2001                       --        --       --            --          --            --       --         --             --
----------------------------------------------------------------------------------------------------------------------------------
DREY VIF DISC STOCK, INIT CL
2004                      428     $0.86 to $0.86       $   368        1.33%         1.40% to 1.40%      6.37%     to   6.37%
2003                      588     $0.81 to $0.81       $   476        0.83%         1.40% to 1.40%     22.73%     to  22.73%
2002                      666     $0.66 to $0.66       $   443        0.66%         1.40% to 1.40%    (24.14%)    to (24.14%)
2001                      725     $0.87 to $0.87       $   632        0.38%         1.40% to 1.40%    (14.71%)    to (14.71%)
----------------------------------------------------------------------------------------------------------------------------------
DREY VIF INTL VAL, SERV CL
2004                       66     $1.14 to $1.14       $    78        4.11%         1.15% to 2.20%     15.27%(15) to  14.47%(15)
2003                       --        --       --            --          --            --       --         --             --
2002                       --        --       --            --          --            --       --         --             --
2001                       --        --       --            --          --            --       --         --             --
----------------------------------------------------------------------------------------------------------------------------------
DREY VIF SM CO STOCK, INIT CL
2004                       17     $1.55 to $1.55       $    27          --          1.40% to 1.40%     16.87%     to  16.87%
2003                       18     $1.32 to $1.32       $    23        0.12%         1.40% to 1.40%     40.43%     to  40.43%
2002                       20     $0.94 to $0.94       $    19        0.23%         1.40% to 1.40%    (21.01%)    to (21.01%)
2001                       20     $1.19 to $1.19       $    24        0.07%         1.40% to 1.40%     (2.46%)    to  (2.46%)
----------------------------------------------------------------------------------------------------------------------------------
EG VA CORE BOND, CL 2
2004                   26,478     $1.10 to $1.02       $28,300        4.12%         1.00% to 2.20%      2.73%     to   2.25%(15)
2003                   12,589     $1.07 to $1.02       $13,246        6.99%         1.00% to 1.85%      2.88%     to   2.00%(10)
2002                    2,566     $1.04 to $1.04       $ 2,664        6.66%         1.00% to 1.80%      4.00%(8)  to   4.00%(8)
2001                       --        --       --            --          --            --       --         --             --
----------------------------------------------------------------------------------------------------------------------------------
EG VA BAL, CL 2
2004                    1,886     $1.20 to $1.20       $ 2,231        0.79%         1.00% to 1.85%      4.98%     to   4.09%
2003                    1,088     $1.14 to $1.15       $ 1,241        4.85%         1.00% to 1.85%     14.00%     to  15.00%(10)
2002                      181     $1.00 to $1.00       $   181        9.04%         1.00% to 1.70%      0.00%(8)  to   0.00%(8)
2001                       --        --       --            --          --            --       --         --             --
----------------------------------------------------------------------------------------------------------------------------------
EG VA FUND, CL 1
2004                      912     $1.12 to $1.11       $ 1,019        0.22%         1.00% to 1.35%      7.31%     to   6.94%
2003                    1,010     $1.04 to $1.04       $ 1,053          --          1.00% to 1.35%      4.00%(14) to   4.00%(14)
2002                       --        --       --            --          --            --       --         --             --
2001                       --        --       --            --          --            --       --         --             --
----------------------------------------------------------------------------------------------------------------------------------

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                       AT DEC. 31                                       FOR THE YEAR ENDED DEC. 31
                      ------------------------------------------------------------------------------------------------------------
                        UNITS ACCUMULATION UNIT VALUE NET ASSETS    INVESTMENT      EXPENSE RATIO           TOTAL RETURN
                       (000S)    LOWEST TO HIGHEST      (000S)   INCOME RATIO(1) LOWEST TO HIGHEST(2)   LOWEST TO HIGHEST(3)
                      ------------------------------------------------------------------------------------------------------------
EG VA FUND, CL 2
2004                    6,199     $1.28 to $1.07       $ 7,808        0.18%         1.00% to 2.20%      7.06%       to   7.50%(15)
2003                    4,036     $1.20 to $1.28       $ 4,841        0.00%         1.00% to 1.85%     20.00%(9)(*) to  28.00%(10)
2002                       --        --       --            --          --            --       --         --               --
2001                       --        --       --            --          --            --       --         --               --
----------------------------------------------------------------------------------------------------------------------------------
EG VA FUNDAMENTAL LG CAP, CL 1
2004                    1,043     $1.06 to $1.04       $ 1,095        1.26%         1.00% to 1.35%      8.12%       to   7.75%
2003                      885     $0.98 to $0.97       $   860        0.67%         1.00% to 1.35%     28.95%       to  29.33%
2002                      953     $0.76 to $0.75       $   720        1.37%         1.00% to 1.35%    (16.48%)      to (16.67%)
2001                      534     $0.91 to $0.90       $   483        0.78%         1.00% to 1.35%    (12.50%)      to (13.46%)
----------------------------------------------------------------------------------------------------------------------------------
EG VA FUNDAMENTAL LG CAP, CL 2
2004                    8,484     $1.33 to $1.09       $11,050        1.12%         1.00% to 2.20%      7.85%       to   9.27%(15)
2003                    4,853     $1.23 to $1.31       $ 5,997        4.44%         1.00% to 1.85%     28.13%       to  31.00%(10)
2002                       67     $0.96 to $0.96       $    64        7.03%         1.00% to 1.70%     (4.00%)(9)   to  (4.00%)(9)
2001                       --        --       --            --          --            --       --         --               --
----------------------------------------------------------------------------------------------------------------------------------
EG VA GRO, CL 2
2004                    3,183     $1.52 to $1.12       $ 4,588          --          1.00% to 2.20%     12.45%       to  13.32%(15)
2003                    1,927     $1.35 to $1.39       $ 2,575          --          1.00% to 1.85%     36.36%       to  39.00%(10)
2002                      283     $0.99 to $0.98       $   279          --          1.00% to 1.80%     (1.00%)(8)   to  (2.00%)(8)
2001                       --        --       --            --          --            --       --         --               --
----------------------------------------------------------------------------------------------------------------------------------
EG VA HI INC, CL 2
2004                   12,567     $1.30 to $1.05       $15,565        6.94%         1.00% to 2.20%      7.31%       to   4.79%(15)
2003                    6,426     $1.21 to $1.15       $ 7,616       20.99%         1.00% to 1.85%     16.35%       to  15.00%(10)
2002                      938     $1.04 to $1.03       $   971       14.97%         1.00% to 1.80%      4.00%(8)    to   3.00%(8)
2001                       --        --       --            --          --            --       --         --               --
----------------------------------------------------------------------------------------------------------------------------------
EG VA INTL EQ, CL 1
2004                    1,655     $1.23 to $1.23       $ 2,036        1.39%         1.00% to 1.35%     18.02%       to  17.61%
2003                    1,364     $1.05 to $1.05       $ 1,426       14.39%         1.00% to 1.35%      5.00%(14)   to   5.00%(14)
2002                       --        --       --            --          --            --       --         --               --
2001                       --        --       --            --          --            --       --         --               --
----------------------------------------------------------------------------------------------------------------------------------
EG VA INTL EQ, CL 2
2004                   10,747     $1.42 to $1.14       $15,027        1.19%         1.00% to 2.20%     17.66%       to  14.84%(15)
2003                    6,397     $1.21 to $1.34       $ 7,762        2.96%         1.00% to 1.85%     30.11%       to  34.00%(10)
2002                      507     $0.93 to $0.93       $   472        6.80%         1.00% to 1.80%     (7.00%)(8)   to  (7.00%)(8)
2001                       --        --       --            --          --            --       --         --               --
----------------------------------------------------------------------------------------------------------------------------------
EG VA OMEGA, CL 1
2004                    6,723     $0.75 to $0.74       $ 4,991          --          1.00% to 1.35%      6.15%       to   5.78%
2003                    7,047     $0.71 to $0.70       $ 4,942          --          1.00% to 1.35%     39.22%       to  37.25%
2002                    7,159     $0.51 to $0.51       $ 3,629          --          1.00% to 1.35%    (26.09%)      to (26.09%)
2001                    6,335     $0.69 to $0.69       $ 4,358          --          1.00% to 1.35%    (15.85%)      to (15.85%)
----------------------------------------------------------------------------------------------------------------------------------
EG VA OMEGA, CL 2
2004                   13,574     $1.41 to $1.04       $17,905          --          1.00% to 2.20%      5.91%       to   5.76%(15)
2003                    5,679     $1.33 to $1.40       $ 7,544          --          1.00% to 1.85%     38.54%       to  40.00%(10)
2002                      861     $0.96 to $0.96       $   830          --          1.00% to 1.80%     (4.00%)(8)   to  (4.00%)(8)
2001                       --        --       --            --          --            --       --         --               --
----------------------------------------------------------------------------------------------------------------------------------

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                       AT DEC. 31                                       FOR THE YEAR ENDED DEC. 31
                      ------------------------------------------ -------------------------------------------------------------------
                        UNITS ACCUMULATION UNIT VALUE NET ASSETS    INVESTMENT      EXPENSE RATIO           TOTAL RETURN
                       (000S)    LOWEST TO HIGHEST      (000S)   INCOME RATIO(1) LOWEST TO HIGHEST(2)   LOWEST TO HIGHEST(3)
                      --------------------------------------------------------------------------------------------------------------
EG VA SPECIAL EQ, CL 2
2004                    3,121     $1.51 to $1.06       $ 4,244          --          1.00% to 2.20%      4.53%       to   7.64%(15)
2003                      872     $1.44 to $1.53       $ 1,230          --          1.00% to 1.85%     44.00%(9)(*) to  53.00%(10)
2002                       26     $0.96 to $0.96       $    25          --          1.10% to 1.50%     (4.00%)(9)   to  (4.00%)(9)
2001                       --        --       --            --          --            --       --         --               --
----------------------------------------------------------------------------------------------------------------------------------
EG VA SPECIAL VAL, CL 1
2004                    5,818     $1.81 to $1.78       $10,440        1.04%         1.00% to 1.35%     19.18%       to  18.76%
2003                    5,552     $1.52 to $1.50       $ 8,379        0.12%         1.00% to 1.35%     27.73%       to  27.12%
2002                    5,243     $1.19 to $1.18       $ 6,184        0.17%         1.00% to 1.35%    (13.14%)      to (13.24%)
2001                    2,232     $1.37 to $1.36       $ 3,044        0.47%         1.00% to 1.35%     17.09%       to  16.24%
----------------------------------------------------------------------------------------------------------------------------------
EG VA SPECIAL VAL, CL 2
2004                   12,027     $1.45 to $1.14       $17,160        0.93%         1.00% to 2.20%     18.90%       to  14.50%(15)
2003                    6,070     $1.22 to $1.31       $ 7,454          --          1.00% to 1.85%     28.42%       to  31.00%(10)
2002                    1,166     $0.95 to $0.95       $ 1,112        0.64%         1.00% to 1.80%     (5.00%)(8)   to  (5.00%)(8)
2001                       --        --       --            --          --            --       --         --               --
----------------------------------------------------------------------------------------------------------------------------------
EG VA STRATEGIC INC, CL 1
2004                    3,754     $1.55 to $1.53       $ 5,813        4.68%         1.00% to 1.35%      7.34%       to   6.96%
2003                    3,970     $1.45 to $1.43       $ 5,741       10.53%         1.00% to 1.35%     16.00%       to  15.32%
2002                    3,140     $1.25 to $1.24       $ 3,904        6.26%         1.00% to 1.35%     14.68%       to  13.76%
2001                    2,256     $1.09 to $1.09       $ 2,460       14.87%         1.00% to 1.35%      4.81%       to   4.81%
----------------------------------------------------------------------------------------------------------------------------------
EG VA STRATEGIC INC, CL 2
2004                   20,586     $1.34 to $1.08       $25,811        6.48%         1.00% to 2.20%      7.06%       to   7.88%(15)
2003                    6,260     $1.25 to $1.13       $ 7,531       20.83%         1.00% to 1.85%     25.00%(8)(*) to  13.00%(10)
2002                      547     $1.08 to $1.08       $   593       24.19%         1.10% to 1.70%      8.00%(8)    to   8.00%(8)
2001                       --        --       --            --          --            --       --         --               --
----------------------------------------------------------------------------------------------------------------------------------
FID VIP BAL, SERV CL
2004                      535     $1.02 to $1.01       $   543        2.04%         1.15% to 1.25%      4.22%       to   4.12%
2003                      591     $0.98 to $0.97       $   576        2.66%         1.15% to 1.25%     16.67%       to  15.48%
2002                      579     $0.84 to $0.84       $   486        2.49%         1.15% to 1.25%     (9.68%)      to  (9.68%)
2001                      409     $0.93 to $0.93       $   381        1.16%         1.15% to 1.25%     (3.12%)      to  (3.12%)
----------------------------------------------------------------------------------------------------------------------------------
FID VIP BAL, SERV CL 2
2004                      230     $1.10 to $1.05       $   246        1.46%         1.40% to 1.80%      3.69%       to   3.26%
2003                      145     $1.06 to $1.02       $   149        0.46%         1.40% to 1.80%      6.00%(5)(*) to   2.00%(5)(*)
2002                        3     $0.91 to $0.91       $     2          --          1.60% to 1.60%     (9.00%)(5)   to  (9.00%)(5)
2001                       --        --       --            --          --            --       --         --               --
----------------------------------------------------------------------------------------------------------------------------------
FID VIP CONTRAFUND, SERV CL
2004                   15,533     $1.10 to $1.08       $16,919        0.24%         1.00% to 1.35%     14.19%       to  13.79%
2003                   14,260     $0.96 to $0.95       $13,634        0.34%         1.00% to 1.35%     26.32%       to  26.67%
2002                   11,916     $0.76 to $0.75       $ 8,985        0.42%         1.00% to 1.35%    (10.59%)      to (10.71%)
2001                    4,583     $0.85 to $0.84       $ 3,866        0.18%         1.00% to 1.35%    (12.37%)      to (13.40%)
----------------------------------------------------------------------------------------------------------------------------------
FID VIP CONTRAFUND, SERV CL 2
2004                   62,225     $1.25 to $1.10       $79,467        0.13%         1.00% to 2.20%     14.01%       to  11.01%(15)
2003                   19,724     $1.10 to $1.30       $22,676        0.07%         1.00% to 1.85%     27.91%       to  30.00%(10)
2002                    1,469     $0.86 to $0.97       $ 1,268          --          1.00% to 1.50%    (14.00%)(7)   to  (3.00%)(9)
2001                       --        --       --            --          --            --       --         --               --
----------------------------------------------------------------------------------------------------------------------------------

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                       AT DEC. 31                                       FOR THE YEAR ENDED DEC. 31
                      --------------------------------------------------------------------------------------------------------------
                        UNITS ACCUMULATION UNIT VALUE NET ASSETS    INVESTMENT      EXPENSE RATIO           TOTAL RETURN
                       (000S)    LOWEST TO HIGHEST      (000S)   INCOME RATIO(1) LOWEST TO HIGHEST(2)   LOWEST TO HIGHEST(3)
                      --------------------------------------------------------------------------------------------------------------
FID VIP DYN APPR, SERV CL 2
2004                    1,319     $1.08 to $1.26       $ 1,411          --          1.20% to 1.80%      0.07%       to  (0.52%)
2003                    1,263     $1.08 to $1.27       $ 1,353          --          1.20% to 1.80%     24.14%       to  27.00%(11)
2002                      740     $0.87 to $0.86       $   643        0.20%         1.20% to 1.65%     (8.42%)      to  (9.47%)
2001                      398     $0.95 to $0.95       $   379          --          1.20% to 1.65%     (5.00%)(4)   to  (5.00%)(4)
----------------------------------------------------------------------------------------------------------------------------------
FID VIP GRO & INC, SERV CL
2004                    7,794     $0.93 to $0.94       $ 7,299        0.78%         1.15% to 1.60%      4.55%       to   4.08%
2003                    7,112     $0.89 to $0.91       $ 6,397        0.99%         1.15% to 1.60%     23.61%       to  22.97%
2002                    6,161     $0.72 to $0.74       $ 4,549        1.25%         1.15% to 1.60%    (18.18%)      to (18.68%)
2001                    5,948     $0.88 to $0.91       $ 5,353        1.21%         1.15% to 1.60%    (10.20%)      to  (9.90%)
----------------------------------------------------------------------------------------------------------------------------------
FID VIP GRO & INC, SERV CL 2
2004                      803     $1.06 to $1.05       $   852        0.48%         1.40% to 1.80%      4.06%       to   3.63%
2003                      161     $1.02 to $1.01       $   165        0.05%         1.40% to 1.80%      2.00%(5)(*) to   1.00%(5)(*)
2002                        2     $0.85 to $0.85       $     2          --          1.70% to 1.70%    (15.00%)(5)   to (15.00%)(5)
2001                       --        --       --            --          --            --       --         --               --
----------------------------------------------------------------------------------------------------------------------------------
FID VIP GRO, SERV CL
2004                      280     $0.77 to $0.76       $   215        0.17%         1.15% to 1.25%      2.08%       to   1.98%
2003                      386     $0.75 to $0.75       $   290        0.18%         1.15% to 1.25%     31.58%       to  31.58%
2002                      367     $0.57 to $0.57       $   210        0.17%         1.15% to 1.25%    (31.33%)      to (31.33%)
2001                      597     $0.83 to $0.83       $   496          --          1.15% to 1.25%    (18.63%)      to (18.63%)
----------------------------------------------------------------------------------------------------------------------------------
FID VIP GRO, SERV CL 2
2004                    5,258     $1.00 to $1.03       $ 5,452        0.09%         1.00% to 2.20%      2.10%       to   4.06%(15)
2003                    2,405     $0.98 to $1.34       $ 2,436        0.03%         1.00% to 1.85%     30.67%       to  34.00%(10)
2002                      319     $0.75 to $0.73       $   237          --          1.00% to 1.50%    (25.00%)(7)   to (27.00%)(5)
2001                       --        --       --            --          --            --       --         --               --
----------------------------------------------------------------------------------------------------------------------------------
FID VIP HI INC, SERV CL
2004                    4,555     $1.01 to $0.99       $ 4,555        8.29%         1.00% to 1.35%      8.40%       to   8.01%
2003                    5,103     $0.93 to $0.92       $ 4,717        5.71%         1.00% to 1.35%     25.68%       to  26.03%
2002                    3,652     $0.74 to $0.73       $ 2,679        8.07%         1.00% to 1.35%      2.78%       to   1.39%
2001                    2,222     $0.72 to $0.72       $ 1,593        2.09%         1.00% to 1.35%    (13.25%)      to (12.20%)
----------------------------------------------------------------------------------------------------------------------------------
FID VIP HI INC, SERV CL 2
2004                    1,935     $1.26 to $1.29       $ 2,419        7.92%         1.20% to 1.80%      8.09%       to   7.45%
2003                    1,690     $1.17 to $1.20       $ 1,962        4.49%         1.20% to 1.80%     25.81%       to  20.00%(11)
2002                      808     $0.93 to $0.92       $   751        7.08%         1.20% to 1.70%      2.20%       to   1.10%
2001                      408     $0.91 to $0.91       $   374          --          1.20% to 1.70%     (9.00%)(4)   to  (9.00%)(4)
----------------------------------------------------------------------------------------------------------------------------------
FID VIP INVEST GR, SERV CL 2
2004                   12,496     $1.04 to $1.03       $12,898          --          1.15% to 2.20%      3.42%(15)   to   2.70%(15)
2003                       --        --       --            --          --            --       --         --               --
2002                       --        --       --            --          --            --       --         --               --
2001                       --        --       --            --          --            --       --         --               --
----------------------------------------------------------------------------------------------------------------------------------
FID VIP MID CAP, SERV CL
2004                   19,740     $1.75 to $1.61       $36,011          --          1.00% to 1.60%     23.53%       to  22.79%
2003                   20,794     $1.41 to $1.31       $30,772        0.31%         1.00% to 1.60%     36.89%       to  36.46%
2002                   21,507     $1.03 to $0.96       $23,233        0.77%         1.00% to 1.60%    (11.21%)      to (11.93%)
2001                   19,982     $1.16 to $1.09       $23,761          --          1.00% to 1.60%     (4.13%)      to  (4.39%)
----------------------------------------------------------------------------------------------------------------------------------

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                       AT DEC. 31                                       FOR THE YEAR ENDED DEC. 31
                      ----------------------------------------- --------------------------------------------------------------------
                        UNITS ACCUMULATION UNIT VALUE NET ASSETS    INVESTMENT      EXPENSE RATIO           TOTAL RETURN
                       (000S)    LOWEST TO HIGHEST     (000S)    INCOME RATIO(1) LOWEST TO HIGHEST(2)   LOWEST TO HIGHEST(3)
                      --------------------------------------------------------------------------------------------------------------
FID VIP MID CAP, SERV CL 2
2004                   26,174     $1.43 to $1.21       $ 39,969         --          1.00% to 2.20%     23.42%     to  21.77%(15)
2003                   17,592     $1.16 to $1.38       $ 21,710       0.15%         1.00% to 1.85%     36.47%     to  38.00%(10)
2002                    5,711     $0.85 to $0.94       $  5,257       0.54%         1.00% to 1.70%    (15.00%)(7) to (11.32%)
2001                    1,827     $1.06 to $1.06       $  1,944         --          1.20% to 1.70%      6.00%(4)  to   6.00%(4)
----------------------------------------------------------------------------------------------------------------------------------
FID VIP OVERSEAS, SERV CL
2004                    1,907     $0.95 to $0.76       $  1,555       1.01%         1.40% to 1.60%     11.90%     to  11.68%
2003                    1,756     $0.85 to $0.68       $  1,290       1.51%         1.40% to 1.60%     41.67%     to  41.67%
2002                    4,499     $0.60 to $0.48       $  2,249       0.61%         1.40% to 1.60%    (21.05%)    to (22.58%)
2001                    1,938     $0.76 to $0.62       $  1,293       5.58%         1.40% to 1.60%    (22.45%)    to (22.50%)
----------------------------------------------------------------------------------------------------------------------------------
FID VIP OVERSEAS, SERV CL 2
2004                   13,724     $1.20 to $1.10       $ 16,647       0.14%         1.00% to 2.20%     12.18%     to  10.06%(15)
2003                      403     $1.07 to $1.46       $    461       0.19%         1.00% to 1.85%     42.67%     to  46.00%(10)
2002                       61     $0.75 to $0.75       $     46         --          1.00% to 1.35%    (25.00%)(7) to (25.00%)(7)
2001                       --        --       --             --         --            --       --         --             --
----------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANK INC SEC, CL 2
2004                   18,268     $1.13 to $1.12       $ 25,848       3.01%         1.15% to 2.20%     12.75%(15) to  11.95%(15)
2003                   10,909     $1.48 to $1.30       $ 14,393       5.05%         1.20% to 1.80%     30.97%     to  30.00%(11)
2002                    8,187     $1.13 to $0.96       $  8,368      10.05%         1.20% to 1.70%     (2.59%)    to  (2.04%)
2001                    5,905     $1.16 to $0.98       $  6,152       5.43%         1.20% to 1.70%      0.00%     to  (1.01%)
----------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANK REAL EST, CL 2
2004                    6,631     $1.64 to $1.34       $ 14,436       1.84%         1.00% to 2.20%     30.49%     to  35.07%(15)
2003                    5,604     $1.26 to $1.36       $  9,705       2.46%         1.00% to 1.85%     35.48%     to  36.00%(10)
2002                    4,993     $0.93 to $1.26       $  6,715       2.78%         1.00% to 1.70%     (7.00%)(7) to   0.80%
2001                    2,358     $1.42 to $1.25       $  3,189       4.50%         1.20% to 1.70%      5.97%     to   5.93%
----------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANK RISING DIVD, CL 2
2004                      362     $1.10 to $1.09       $    396       0.14%         1.15% to 2.20%      9.74%(15) to   8.98%(15)
2003                       --        --       --             --         --            --       --         --             --
2002                       --        --       --             --         --            --       --         --             --
2001                       --        --       --             --         --            --       --         --             --
----------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANK SM MID CAP GRO, CL 2
2004                   35,804     $0.80 to $1.07       $ 26,324         --          1.00% to 2.20%     10.37%     to   8.91%(15)
2003                   31,760     $0.72 to $1.37       $ 21,294         --          1.00% to 1.85%     35.85%     to  37.00%(10)
2002                   26,272     $0.53 to $0.35       $ 13,041       0.27%         1.00% to 1.70%    (29.33%)    to (30.00%)
2001                   20,296     $0.75 to $0.50       $ 13,836       0.35%         1.00% to 1.70%    (16.67%)    to (16.67%)
----------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANK SM CAP VAL, CL 2
2004                    7,470     $1.28 to $1.66       $ 10,450       0.19%         1.00% to 1.85%     22.52%     to  21.48%
2003                    4,209     $1.05 to $1.37       $  4,769       0.19%         1.00% to 1.85%     31.25%     to  37.00%(10)
2002                      545     $0.80 to $0.88       $    468       0.28%         1.00% to 1.70%    (20.00%)(7) to (12.00%)(5)
2001                        2     $1.45 to $1.45       $      3       0.56%         1.15% to 1.25%     12.40%     to  12.40%
----------------------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SEC, CL 2
2004                   95,432     $1.40 to $1.09       $134,344       0.80%         1.00% to 2.20%     11.51%     to   9.07%(15)
2003                   58,160     $1.25 to $1.25       $ 73,633       0.84%         1.00% to 1.85%     23.76%     to  25.00%(10)
2002                   22,022     $1.01 to $1.01       $ 22,653       0.94%         1.00% to 1.70%    (12.93%)    to (13.68%)
2001                    6,337     $1.16 to $1.17       $  7,558       1.94%         1.00% to 1.70%      6.42%     to   5.41%
----------------------------------------------------------------------------------------------------------------------------------

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                       AT DEC. 31                                       FOR THE YEAR ENDED DEC. 31
                      -----------------------------------------------------------------------------------------------------------
                        UNITS ACCUMULATION UNIT VALUE NET ASSETS    INVESTMENT      EXPENSE RATIO           TOTAL RETURN
                       (000S)    LOWEST TO HIGHEST     (000S)    INCOME RATIO(1) LOWEST TO HIGHEST(2)   LOWEST TO HIGHEST(3)
                      -----------------------------------------------------------------------------------------------------------
FTVIPT TEMP DEV MKTS SEC, CL 2
2004                      713     $1.47 to $1.45       $ 1,075        1.76%         1.00% to 1.35%     23.48%     to  23.04%
2003                      512     $1.19 to $1.18       $   639        0.90%         1.00% to 1.35%     50.63%     to  51.28%
2002                      362     $0.79 to $0.78       $   282        1.39%         1.00% to 1.35%     (1.25%)    to  (1.27%)
2001                      183     $0.80 to $0.79       $   146        0.78%         1.00% to 1.35%     (8.05%)    to  (9.20%)
----------------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMP FOR SEC, CL 2
2004                   20,609     $1.05 to $1.55       $23,257        1.10%         1.00% to 1.85%     17.35%     to  16.36%
2003                   13,569     $0.89 to $1.34       $12,799        1.57%         1.00% to 1.85%     30.88%     to  34.00%(10)
2002                    6,890     $0.68 to $0.84       $ 4,806        1.99%         1.00% to 1.70%    (20.00%)    to (16.00%)(5)
2001                    3,475     $0.85 to $0.84       $ 2,942        2.07%         1.00% to 1.35%    (16.67%)    to (17.65%)
----------------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMP GLOBAL INC, CL 2
2004                   12,064     $1.16 to $1.16       $13,997        4.08%         1.15% to 2.20%     16.04%(15) to  15.23%(15)
2003                       --        --       --            --          --            --       --         --             --
2002                       --        --       --            --          --            --       --         --             --
2001                       --        --       --            --          --            --       --         --             --
----------------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMP GRO SEC, CL 2
2004                    1,269     $1.13 to $1.12       $ 1,424        0.45%         1.15% to 2.20%     12.72%(15) to  11.93%(15)
2003                       --        --       --            --          --            --       --         --             --
2002                       --        --       --            --          --            --       --         --             --
2001                       --        --       --            --          --            --       --         --             --
----------------------------------------------------------------------------------------------------------------------------------
GS VIT CAP GRO
2004                    1,695     $0.87 to $0.78       $ 1,353        0.70%         1.40% to 1.60%      7.57%     to   7.36%
2003                    1,614     $0.81 to $0.72       $ 1,200        0.28%         1.40% to 1.60%     22.73%     to  22.03%
2002                    1,683     $0.66 to $0.59       $ 1,027        0.16%         1.40% to 1.60%    (25.00%)    to (26.25%)
2001                    1,772     $0.88 to $0.80       $ 1,465        0.15%         1.40% to 1.60%    (16.19%)    to (15.79%)
----------------------------------------------------------------------------------------------------------------------------------
GS VIT CORE U.S. EQ
2004                   10,966     $0.90 to $1.51       $ 9,890        1.19%         1.20% to 1.80%     13.57%     to  12.89%
2003                    9,599     $0.79 to $1.33       $ 7,630        0.78%         1.20% to 1.80%     27.42%     to  33.00%(11)
2002                    9,144     $0.62 to $0.61       $ 5,678        0.54%         1.20% to 1.70%    (22.50%)    to (22.78%)
2001                    9,345     $0.80 to $0.79       $ 7,552        0.48%         1.20% to 1.70%    (13.04%)    to (13.19%)
----------------------------------------------------------------------------------------------------------------------------------
GS VIT INTL EQ
2004                      827     $1.00 to $0.78       $   675        1.12%         1.40% to 1.60%     11.91%     to  11.68%
2003                      908     $0.89 to $0.69       $   657        4.87%         1.40% to 1.60%     32.84%     to  32.69%
2002                      798     $0.67 to $0.52       $   433        1.11%         1.40% to 1.60%    (19.28%)    to (20.00%)
2001                      782     $0.83 to $0.65       $   524        1.32%         1.40% to 1.60%    (23.15%)    to (23.53%)
----------------------------------------------------------------------------------------------------------------------------------
GS VIT MID CAP VAL
2004                   16,020     $1.20 to $1.19       $27,786        0.89%         1.15% to 2.20%     20.24%(15) to  19.40%(15)
2003                    5,879     $1.87 to $1.33       $10,858        0.96%         1.20% to 1.80%     26.35%     to  33.00%(11)
2002                    5,522     $1.48 to $1.46       $ 8,054        1.04%         1.20% to 1.70%     (5.73%)    to  (6.41%)
2001                    4,451     $1.57 to $1.56       $ 6,913        1.34%         1.20% to 1.70%     10.56%     to  10.64%
----------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN BAL, INST
2004                    6,202     $1.70 to $1.70       $10,540        2.18%         1.40% to 1.40%      7.02%     to   7.02%
2003                    7,217     $1.59 to $1.59       $11,462        2.19%         1.40% to 1.40%     12.77%     to  12.77%
2002                    8,096     $1.41 to $1.41       $11,433        2.33%         1.40% to 1.40%     (7.84%)    to  (7.84%)
2001                    9,901     $1.53 to $1.53       $15,155        2.54%         1.40% to 1.40%     (6.13%)    to  (6.13%)
----------------------------------------------------------------------------------------------------------------------------------

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                       AT DEC. 31                                       FOR THE YEAR ENDED DEC. 31
                      -----------------------------------------------------------------------------------------------------------
                        UNITS ACCUMULATION UNIT VALUE NET ASSETS    INVESTMENT      EXPENSE RATIO           TOTAL RETURN
                       (000S)    LOWEST TO HIGHEST     (000S)    INCOME RATIO(1) LOWEST TO HIGHEST(2)   LOWEST TO HIGHEST(3)
                      -----------------------------------------------------------------------------------------------------------
JANUS ASPEN GLOBAL TECH, SERV
2004                    2,429     $0.38 to $0.35       $   853          --         1.15% to  1.60%     (0.58%)    to  (1.03%)
2003                    3,475     $0.38 to $0.35       $ 1,228          --         1.15% to  1.60%     46.15%     to  45.83%
2002                    2,605     $0.26 to $0.24       $   640          --         1.15% to  1.60%    (42.22%)    to (42.86%)
2001                    4,183     $0.45 to $0.42       $ 1,760        0.60%        1.15% to  1.60%    (37.50%)    to (38.24%)
----------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN LG CAP GRO, SERV
2004                    8,026     $0.62 to $0.57       $ 4,653          --         1.15% to  1.60%      3.01%     to   2.55%
2003                    9,859     $0.61 to $0.56       $ 5,564          --         1.15% to  1.60%     29.79%     to  30.23%
2002                   11,718     $0.47 to $0.43       $ 5,105          --         1.15% to  1.60%    (26.56%)    to (28.33%)
2001                   15,526     $0.64 to $0.60       $ 9,347          --         1.15% to  1.60%    (26.44%)    to (25.93%)
----------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN INTL GRO, SERV
2004                    4,679     $0.68 to $0.62       $ 2,983        0.89%        1.40% to  1.60%     17.04%     to  16.80%
2003                    7,356     $0.58 to $0.53       $ 4,053        1.04%        1.40% to  1.60%     31.82%     to  32.50%
2002                    6,767     $0.44 to $0.40       $ 2,782        0.59%        1.40% to  1.60%    (26.67%)    to (27.27%)
2001                   10,091     $0.60 to $0.55       $ 5,682        0.69%        1.40% to  1.60%    (25.00%)    to (24.66%)
----------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN MID CAP GRO, SERV
2004                    5,694     $0.51 to $0.39       $ 2,444          --         1.15% to  1.60%     19.10%     to  18.56%
2003                    6,375     $0.43 to $0.33       $ 2,277          --         1.15% to  1.60%     34.38%     to  32.00%
2002                    6,638     $0.32 to $0.25       $ 1,790          --         1.15% to  1.60%    (30.43%)    to (28.57%)
2001                    9,402     $0.46 to $0.35       $ 3,538          --         1.15% to  1.60%    (39.47%)    to (39.66%)
----------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN WORLD GRO, INST
2004                    3,304     $1.25 to $1.25       $ 4,128        0.98%        1.40% to  1.40%      3.32%     to   3.32%
2003                    3,909     $1.21 to $1.21       $ 4,726        1.11%        1.40% to  1.40%     22.22%     to  22.22%
2002                    4,305     $0.99 to $0.99       $ 4,257        0.86%        1.40% to  1.40%    (26.12%)    to (26.12%)
2001                    5,322     $1.34 to $1.34       $ 7,161        0.47%        1.40% to  1.40%    (23.86%)    to (23.86%)
----------------------------------------------------------------------------------------------------------------------------------
JPM U.S. LG CAP CORE EQ
2004                    2,161     $0.82 to $0.82       $ 1,761        0.82%        1.40% to  1.60%      7.96%     to   7.74%
2003                    2,167     $0.76 to $0.76       $ 1,637        0.68%        1.40% to  1.60%     26.67%     to  26.67%
2002                    1,914     $0.60 to $0.60       $ 1,146        0.05%        1.40% to  1.60%    (25.93%)    to (25.93%)
2001                    1,971     $0.81 to $0.81       $ 1,590        0.53%        1.40% to  1.60%    (13.83%)    to (12.90%)
----------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIRE EQ
2004                      453     $1.01 to $1.09       $   479        0.64%        1.40% to  1.60%     10.24%     to  10.02%
2003                      363     $0.92 to $0.99       $   347        0.68%        1.40% to  1.60%     22.67%     to  22.22%
2002                      308     $0.75 to $0.81       $   240        0.05%        1.40% to  1.60%    (17.58%)    to (17.35%)
2001                      254     $0.91 to $0.98       $   236        0.58%        1.40% to  1.60%     (9.00%)    to  (9.26%)
----------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIRE INTL EQ
2004                      611     $0.91 to $0.89       $   546        0.51%        1.40% to  1.60%     13.38%     to  13.16%
2003                      561     $0.80 to $0.79       $   442        0.40%        1.40% to  1.60%     26.98%     to  27.42%
2002                      360     $0.63 to $0.62       $   224        0.06%        1.40% to  1.60%    (12.50%)    to (12.68%)
2001                      283     $0.72 to $0.71       $   201        0.00%        1.40% to  1.60%    (25.00%)    to (25.26%)
----------------------------------------------------------------------------------------------------------------------------------
LIB ASSET ALLOC VS, CL A
2004                      640     $1.31 to $1.30       $   834        2.46%        1.15% to  1.25%      8.73%     to   8.62%
2003                      730     $1.20 to $1.20       $   876          --         1.15% to  1.25%     20.00%(12) to  20.00%(12)
2002                       --        --       --            --          --           --        --         --             --
2001                       --        --       --            --          --           --        --         --             --
----------------------------------------------------------------------------------------------------------------------------------

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                       AT DEC. 31                                       FOR THE YEAR ENDED DEC. 31
                      -------------------------------------------------------------------------------------------------------------
                        UNITS ACCUMULATION UNIT VALUE NET ASSETS    INVESTMENT      EXPENSE RATIO           TOTAL RETURN
                       (000S)    LOWEST TO HIGHEST      (000S)   INCOME RATIO(1) LOWEST TO HIGHEST(2)   LOWEST TO HIGHEST(3)
                      -------------------------------------------------------------------------------------------------------------
LIB EQ VS, CL A
2004                    1,640     $0.72 to $0.72       $ 1,178        0.72%         1.15% to 1.25%      6.30%     to   6.20%
2003                    1,760     $0.68 to $0.68       $ 1,190        0.35%         1.15% to 1.25%     23.64%     to  23.64%
2002                    1,135     $0.55 to $0.55       $   626        0.25%         1.15% to 1.25%    (28.57%)    to (28.57%)
2001                      950     $0.77 to $0.77       $   732        0.00%         1.15% to 1.25%    (18.95%)    to (18.95%)
----------------------------------------------------------------------------------------------------------------------------------
LIB FEDERAL SEC VS, CL A
2004                    1,823     $1.04 to $1.04       $ 1,896        5.05%         1.15% to 1.25%      2.96%     to   2.86%
2003                    2,017     $1.01 to $1.01       $ 2,038          --          1.15% to 1.25%      1.00%(12) to   1.00%(12)
2002                       --        --       --            --          --            --       --         --             --
2001                       --        --       --            --          --            --       --         --             --
----------------------------------------------------------------------------------------------------------------------------------
LIB SM CO GRO VS, CL A
2004                      157     $1.65 to $1.65       $   260          --          1.15% to 1.25%     10.21%     to  10.10%
2003                      155     $1.50 to $1.50       $   233          --          1.15% to 1.25%     50.00%(13) to  50.00%(13)
2002                       --        --       --            --          --            --       --         --             --
2001                       --        --       --            --          --            --       --         --             --
----------------------------------------------------------------------------------------------------------------------------------
MFS INV GRO STOCK, SERV CL
2004                    8,305     $0.66 to $1.07       $ 5,907          --          1.00% to 2.20%      7.90%     to   8.28%(15)
2003                    8,074     $0.61 to $1.22       $ 5,086          --          1.00% to 1.85%     22.00%     to  22.00%(10)
2002                    7,266     $0.50 to $0.50       $ 3,648          --          1.00% to 1.35%    (29.58%)    to (28.57%)
2001                    5,204     $0.71 to $0.70       $ 3,661        0.03%         1.00% to 1.35%    (25.26%)    to (26.32%)
----------------------------------------------------------------------------------------------------------------------------------
MFS INV TRUST, INIT CL
2004                    7,337     $0.90 to $1.37       $ 6,422        0.62%         1.15% to 1.80%     10.08%     to   9.37%
2003                    7,455     $0.81 to $1.25       $ 5,948        0.64%         1.15% to 1.80%     20.90%     to  25.00%(11)
2002                    6,638     $0.67 to $0.65       $ 4,403        0.56%         1.15% to 1.70%    (22.09%)    to (22.62%)
2001                    6,136     $0.86 to $0.84       $ 5,219        0.39%         1.15% to 1.70%    (17.31%)    to (17.65%)
----------------------------------------------------------------------------------------------------------------------------------
MFS INV TRUST, SERV CL
2004                      967     $0.85 to $1.04       $   874        0.43%         1.15% to 1.80%      9.86%     to   9.14%
2003                      792     $0.77 to $0.95       $   620        0.45%         1.15% to 1.80%     20.31%     to  (5.00%)(5)(*)
2002                      724     $0.64 to $0.64       $   462        0.41%         1.15% to 1.25%    (21.95%)    to (21.95%)
2001                      434     $0.82 to $0.82       $   356        0.13%         1.15% to 1.25%    (17.17%)    to (17.17%)
----------------------------------------------------------------------------------------------------------------------------------
MFS NEW DIS, INIT CL
2004                    3,899     $1.22 to $0.76       $ 3,517          --          1.15% to 1.60%      5.30%     to   4.83%
2003                    6,936     $1.16 to $0.73       $ 5,688          --          1.15% to 1.60%     31.82%     to  32.73%
2002                    6,009     $0.88 to $0.55       $ 3,788          --          1.15% to 1.60%    (32.31%)    to (32.93%)
2001                   11,895     $1.30 to $0.82       $10,636        0.00%         1.15% to 1.60%     (5.80%)    to  (6.82%)
----------------------------------------------------------------------------------------------------------------------------------
MFS NEW DIS, SERV CL
2004                    5,596     $0.89 to $1.04       $ 5,143          --          1.00% to 2.20%      5.15%     to   5.88%(15)
2003                    4,371     $0.84 to $1.33       $ 3,754          --          1.00% to 1.85%     31.25%     to  33.00%(10)
2002                    2,079     $0.64 to $0.73       $ 1,302          --          1.00% to 1.70%    (32.63%)    to (27.00%)(5)
2001                    1,190     $0.95 to $0.94       $ 1,105        0.00%         1.00% to 1.35%     (5.94%)    to  (6.93%)
----------------------------------------------------------------------------------------------------------------------------------
MFS RESEARCH, INIT CL
2004                    4,975     $0.88 to $0.76       $ 3,979        1.18%         1.40% to 1.60%     14.24%     to  14.01%
2003                    4,125     $0.77 to $0.67       $ 2,896        0.75%         1.40% to 1.60%     22.22%     to  21.82%
2002                    5,286     $0.63 to $0.55       $ 3,001        0.27%         1.40% to 1.60%    (25.88%)    to (24.66%)
2001                    6,813     $0.85 to $0.73       $ 5,171        0.01%         1.40% to 1.60%    (22.02%)    to (23.16%)
----------------------------------------------------------------------------------------------------------------------------------

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                       AT DEC. 31                                       FOR THE YEAR ENDED DEC. 31
                      -----------------------------------------------------------------------------------------------------------
                        UNITS ACCUMULATION UNIT VALUE NET ASSETS    INVESTMENT      EXPENSE RATIO           TOTAL RETURN
                       (000S)    LOWEST TO HIGHEST      (000S)   INCOME RATIO(1) LOWEST TO HIGHEST(2)   LOWEST TO HIGHEST(3)
                      -----------------------------------------------------------------------------------------------------------
MFS TOTAL RETURN, INIT CL
2004                      140     $1.35 to $1.34       $   188        1.63%         1.15% to 1.25%     10.05%     to   9.94%
2003                      135     $1.22 to $1.22       $   164        1.71%         1.15% to 1.25%     15.09%     to  15.09%
2002                      119     $1.06 to $1.06       $   127        1.57%         1.15% to 1.25%     (7.02%)    to  (6.19%)
2001                      113     $1.14 to $1.13       $   128        1.80%         1.15% to 1.25%     (0.87%)    to  (0.88%)
----------------------------------------------------------------------------------------------------------------------------------
MFS TOTAL RETURN, SERV CL
2004                   64,615     $1.31 to $1.08       $81,332        1.49%         1.00% to 2.20%      9.92%     to   8.66%(15)
2003                   46,625     $1.19 to $1.17       $54,146        1.39%         1.00% to 1.85%     14.42%     to  17.00%(10)
2002                   22,603     $1.04 to $0.93       $23,042        1.43%         1.00% to 1.70%     (5.45%)    to  (7.00%)(5)
2001                    9,834     $1.10 to $1.10       $10,721        0.87%         1.00% to 1.35%     (1.79%)    to  (0.90%)
----------------------------------------------------------------------------------------------------------------------------------
MFS UTILITIES, INIT CL
2004                   12,637     $1.19 to $1.70       $12,289        1.47%         1.15% to 1.80%     28.71%     to  27.88%
2003                   13,383     $0.93 to $1.33       $10,120        2.27%         1.15% to 1.80%     34.78%     to  33.00%(11)
2002                   14,536     $0.69 to $0.48       $ 8,277        2.75%         1.15% to 1.70%    (23.33%)    to (23.81%)
2001                   17,767     $0.90 to $0.63       $13,257        3.26%         1.15% to 1.70%    (25.62%)    to (25.88%)
----------------------------------------------------------------------------------------------------------------------------------
MFS UTILITIES, SERV CL
2004                    2,098     $1.51 to $1.24       $ 2,966        1.37%         1.00% to 2.20%     28.55%     to  24.14%(15)
2003                    1,174     $1.17 to $1.30       $ 1,228        1.43%         1.00% to 1.85%     34.48%     to  30.00%(10)
2002                      403     $0.87 to $0.85       $   246        2.24%         1.00% to 1.70%    (13.00%)(7) to (15.00%)(5)
2001                      187     $0.75 to $0.75       $   141        2.04%         1.15% to 1.25%    (25.74%)    to (25.74%)
----------------------------------------------------------------------------------------------------------------------------------
OPCAP EQ
2004                    1,139     $1.29 to $1.29       $ 1,471        0.99%         1.40% to 1.40%     10.37%     to  10.37%
2003                    1,313     $1.17 to $1.17       $ 1,536        1.38%         1.40% to 1.40%     27.17%     to  27.17%
2002                    1,473     $0.92 to $0.92       $ 1,359        0.91%         1.40% to 1.40%    (22.69%)    to (22.69%)
2001                    1,734     $1.19 to $1.19       $ 2,065        0.73%         1.40% to 1.40%     (8.46%)    to  (8.46%)
----------------------------------------------------------------------------------------------------------------------------------
OPCAP MANAGED
2004                    2,613     $2.28 to $2.28       $ 5,949        1.55%         1.40% to 1.40%      9.23%     to   9.23%
2003                    3,074     $2.08 to $2.08       $ 6,408        1.88%         1.40% to 1.40%     20.23%     to  20.23%
2002                    3,505     $1.73 to $1.73       $ 6,085        2.07%         1.40% to 1.40%    (18.40%)    to (18.40%)
2001                    4,419     $2.12 to $2.12       $ 9,359        2.46%         1.40% to 1.40%     (6.19%)    to  (6.19%)
----------------------------------------------------------------------------------------------------------------------------------
OPCAP SM CAP
2004                    1,781     $1.68 to $1.68       $ 2,997        0.05%         1.40% to 1.40%     16.24%     to  16.24%
2003                    2,149     $1.45 to $1.45       $ 3,112        0.05%         1.40% to 1.40%     40.78%     to  40.78%
2002                    2,331     $1.03 to $1.03       $ 2,400        0.08%         1.40% to 1.40%    (22.56%)    to (22.56%)
2001                    2,776     $1.33 to $1.33       $ 3,698        0.84%         1.40% to 1.40%      6.40%     to   6.40%
----------------------------------------------------------------------------------------------------------------------------------
OPCAP U.S. GOVT INC
2004                    2,970     $1.49 to $1.49       $ 4,429        3.00%         1.40% to 1.40%     (0.07%)    to  (0.07%)
2003                    3,606     $1.49 to $1.49       $ 5,392        2.92%         1.40% to 1.40%      0.00%     to   0.00%
2002                    3,728     $1.49 to $1.49       $ 5,567        4.66%         1.40% to 1.40%      7.97%     to   7.97%
2001                    4,284     $1.38 to $1.38       $ 5,916        4.36%         1.40% to 1.40%      5.34%     to   5.34%
----------------------------------------------------------------------------------------------------------------------------------
OPPEN CAP APPR VA
2004                    3,602     $1.44 to $1.44       $ 5,204        0.33%         1.40% to 1.40%      5.45%     to   5.45%
2003                    4,247     $1.37 to $1.37       $ 5,819        0.39%         1.40% to 1.40%     29.25%     to  29.25%
2002                    4,574     $1.06 to $1.06       $ 4,854        0.63%         1.40% to 1.40%    (27.89%)    to (27.89%)
2001                    5,441     $1.47 to $1.47       $ 8,006        0.66%         1.40% to 1.40%    (14.04%)    to (14.04%)
----------------------------------------------------------------------------------------------------------------------------------

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                       AT DEC. 31                                       FOR THE YEAR ENDED DEC. 31
                      ----------------------------------------------------------------------------------------------------------
                        UNITS ACCUMULATION UNIT VALUE NET ASSETS    INVESTMENT      EXPENSE RATIO           TOTAL RETURN
                       (000S)    LOWEST TO HIGHEST     (000S)    INCOME RATIO(1) LOWEST TO HIGHEST(2)   LOWEST TO HIGHEST(3)
                      ----------------------------------------------------------------------------------------------------------
OPPEN CAP APPR VA, SERV
2004                   19,928     $1.07 to $1.06       $23,049        0.13%         1.00% to 2.20%      5.56%     to   6.61%(15)
2003                    4,083     $1.01 to $1.31       $ 4,432        0.12%         1.00% to 1.85%     29.49%     to  31.00%(10)
2002                      356     $0.78 to $0.96       $   279          --          1.00% to 1.80%    (22.00%)(7) to  (4.00%)(9)
2001                       --        --       --            --          --            --       --         --             --
----------------------------------------------------------------------------------------------------------------------------------
OPPEN GLOBAL SEC VA
2004                      219     $1.64 to $1.64       $   359        1.28%         1.40% to 1.40%     17.51%     to  17.51%
2003                      151     $1.40 to $1.40       $   211        0.76%         1.40% to 1.40%     41.41%     to  41.41%
2002                      154     $0.99 to $0.99       $   152        0.56%         1.40% to 1.40%    (23.26%)    to (23.26%)
2001                      158     $1.29 to $1.29       $   204        0.72%         1.40% to 1.40%    (13.42%)    to (13.42%)
----------------------------------------------------------------------------------------------------------------------------------
OPPEN GLOBAL SEC VA, SERV
2004                    8,637     $1.28 to $1.15       $11,190        0.94%         1.00% to 2.20%     17.70%     to  15.65%(15)
2003                    4,173     $1.09 to $1.46       $ 4,595        0.22%         1.00% to 1.85%     41.56%     to  46.00%(10)
2002                      513     $0.77 to $0.93       $   396          --          1.00% to 1.60%    (23.00%)(7) to  (7.00%)(9)
2001                       --        --       --            --          --            --       --         --             --
----------------------------------------------------------------------------------------------------------------------------------
OPPEN HI INC VA
2004                    2,447     $1.24 to $1.24       $ 3,045        6.35%         1.40% to 1.40%      7.45%     to   7.45%
2003                    2,742     $1.16 to $1.16       $ 3,176        7.21%         1.40% to 1.40%     22.11%     to  22.11%
2002                    3,065     $0.95 to $0.95       $ 2,904       11.13%         1.40% to 1.40%     (3.06%)    to  (3.06%)
2001                    3,906     $0.98 to $0.98       $ 3,845       10.45%         1.40% to 1.40%      0.00%     to   0.00%
----------------------------------------------------------------------------------------------------------------------------------
OPPEN HI INC VA, SERV
2004                    4,722     $1.27 to $1.19       $ 5,860        5.68%         1.00% to 1.85%      7.65%     to   6.74%
2003                    3,268     $1.18 to $1.11       $ 3,838        1.56%         1.00% to 1.85%     22.92%     to  11.00%(10)
2002                      235     $0.96 to $0.96       $   225          --          1.00% to 1.35%     (4.00%)(7) to  (4.00%)(7)
2001                       --        --       --            --          --            --       --         --             --
----------------------------------------------------------------------------------------------------------------------------------
OPPEN MAIN ST VA
2004                      560     $0.95 to $0.95       $   532        0.86%         1.40% to 1.40%      7.94%     to   7.94%
2003                      465     $0.88 to $0.88       $   409        0.96%         1.40% to 1.40%     23.94%     to  23.94%
2002                      538     $0.71 to $0.71       $   379        0.76%         1.40% to 1.40%    (19.32%)    to (19.32%)
2001                      591     $0.88 to $0.88       $   521        0.61%         1.40% to 1.40%    (11.11%)    to (11.11%)
----------------------------------------------------------------------------------------------------------------------------------
OPPEN MAIN ST SM CAP VA, SERV
2004                    6,139     $1.34 to $1.16       $ 8,531          --          1.00% to 2.20%     18.00%     to  17.53%(15)
2003                    3,352     $1.13 to $1.44       $ 4,023          --          1.00% to 1.85%     43.04%     to  44.00%(10)
2002                      423     $0.79 to $0.95       $   342          --          1.00% to 1.70%    (21.00%)(7) to  (5.00%)(8)
2001                       --        --       --            --          --            --       --         --             --
----------------------------------------------------------------------------------------------------------------------------------
OPPEN STRATEGIC BOND VA
2004                      275     $1.43 to $1.43       $   394        5.73%         1.40% to 1.40%      7.17%     to   7.17%
2003                      247     $1.34 to $1.34       $   331        6.19%         1.40% to 1.40%     16.52%     to  16.52%
2002                      268     $1.15 to $1.15       $   308        7.66%         1.40% to 1.40%      6.48%     to   6.48%
2001                      238     $1.08 to $1.08       $   258        2.45%         1.40% to 1.40%      2.86%     to   2.86%
----------------------------------------------------------------------------------------------------------------------------------
OPPEN STRATEGIC BOND VA, SERV
2004                   42,873     $1.29 to $1.07       $51,868        3.49%         1.00% to 2.20%      7.36%     to   6.60%(15)
2003                   14,951     $1.20 to $1.07       $17,584        1.28%         1.00% to 1.85%     15.38%     to   7.00%(10)
2002                      841     $1.04 to $1.03       $   868          --          1.00% to 1.70%      4.00%(7)  to   3.00%(6)
2001                       --        --       --            --          --            --       --         --             --
----------------------------------------------------------------------------------------------------------------------------------

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                       AT DEC. 31                                       FOR THE YEAR ENDED DEC. 31
                      --------------------------------------------------------------------------------------------------------------
                        UNITS ACCUMULATION UNIT VALUE NET ASSETS    INVESTMENT      EXPENSE RATIO           TOTAL RETURN
                       (000S)    LOWEST TO HIGHEST      (000S)   INCOME RATIO(1) LOWEST TO HIGHEST(2)   LOWEST TO HIGHEST(3)
                      --------------------------------------------------------------------------------------------------------------
PUT VT DIV INC, CL IA
2004                    2,899     $1.73 to $1.73       $ 5,014        9.61%         1.40% to 1.40%      8.06%       to   8.06%
2003                    3,536     $1.60 to $1.60       $ 5,658        9.28%         1.40% to 1.40%     18.52%       to  18.52%
2002                    4,181     $1.35 to $1.35       $ 5,640        9.30%         1.40% to 1.40%      4.65%       to   4.65%
2001                    5,433     $1.29 to $1.29       $ 6,995        7.63%         1.40% to 1.40%      2.38%       to   2.38%
----------------------------------------------------------------------------------------------------------------------------------
PUT VT DIV INC, CL IB
2004                    2,283     $1.34 to $1.34       $ 3,070        9.44%         1.40% to 1.40%      7.69%       to   7.69%
2003                    2,512     $1.25 to $1.25       $ 3,138        9.01%         1.40% to 1.40%     17.92%       to  17.92%
2002                    2,872     $1.06 to $1.06       $ 3,030        8.99%         1.40% to 1.40%      4.95%       to   4.95%
2001                    3,528     $1.01 to $1.01       $ 3,564        7.52%         1.40% to 1.40%      2.02%       to   2.02%
----------------------------------------------------------------------------------------------------------------------------------
PUT VT GLOBAL EQ, CL IA
2004                    1,504     $1.10 to $1.10       $ 1,655        2.34%         1.40% to 1.40%     12.36%       to  12.36%
2003                    1,853     $0.98 to $0.98       $ 1,815        1.23%         1.40% to 1.40%     27.27%       to  27.27%
2002                    2,036     $0.77 to $0.77       $ 1,561        0.32%         1.40% to 1.40%    (23.00%)      to (23.00%)
2001                    2,188     $1.00 to $1.00       $ 2,186          --          1.40% to 1.40%    (30.56%)      to (30.56%)
----------------------------------------------------------------------------------------------------------------------------------
PUT VT GRO & INC, CL IA
2004                    4,457     $2.34 to $2.34       $ 10,425       1.84%         1.40% to 1.40%      9.82%       to   9.82%
2003                    5,362     $2.13 to $2.13       $ 11,421       2.12%         1.40% to 1.40%     26.04%       to  26.04%
2002                    6,087     $1.69 to $1.69       $ 10,296       1.83%         1.40% to 1.40%    (19.91%)      to (19.91%)
2001                    7,387     $2.11 to $2.11       $ 15,603       1.75%         1.40% to 1.40%     (7.46%)      to  (7.46%)
----------------------------------------------------------------------------------------------------------------------------------
PUT VT GRO & INC, CL IB
2004                   11,821     $1.10 to $1.40       $ 13,763       1.59%         1.00% to 1.85%     10.01%       to   9.07%
2003                   12,384     $1.00 to $1.29       $ 13,193       1.74%         1.00% to 1.85%     26.58%       to  29.00%(10)
2002                   11,965     $0.79 to $0.81       $ 10,182       1.51%         1.00% to 1.50%    (20.20%)      to (19.00%)(5)
2001                   10,125     $0.99 to $1.16       $ 11,043       1.43%         1.00% to 1.40%     (7.48%)      to  (7.94%)
----------------------------------------------------------------------------------------------------------------------------------
PUT VT HEALTH SCIENCES, CL IB
2004                    2,401     $1.21 to $1.03       $ 2,660        0.17%         1.00% to 2.20%      6.06%       to   2.56%(15)
2003                    1,391     $1.14 to $1.19       $ 1,457        0.30%         1.00% to 1.85%     14.00%(9)(*) to  19.00%(10)
2002                      261     $0.98 to $0.84       $   224          --          1.10% to 1.70%     (2.00%)(9)   to (16.00%)(6)
2001                       --        --       --            --          --            --       --         --               --
----------------------------------------------------------------------------------------------------------------------------------
PUT VT HI YIELD, CL IA
2004                    1,300     $1.72 to $1.72       $ 2,237        8.58%         1.40% to 1.40%      9.45%       to   9.45%
2003                    1,564     $1.57 to $1.57       $ 2,460       10.90%         1.40% to 1.40%     24.60%       to  24.60%
2002                    1,898     $1.26 to $1.26       $ 2,385       13.64%         1.40% to 1.40%     (1.56%)      to  (1.56%)
2001                    2,714     $1.28 to $1.28       $ 3,477       14.20%         1.40% to 1.40%      2.40%       to   2.40%
----------------------------------------------------------------------------------------------------------------------------------
PUT VT HI YIELD, CL IB
2004                    1,139     $1.29 to $1.29       $ 1,473        8.36%         1.40% to 1.40%      9.01%       to   9.01%
2003                    1,246     $1.19 to $1.19       $ 1,478       10.58%         1.40% to 1.40%     25.26%       to  25.26%
2002                    1,409     $0.95 to $0.95       $ 1,339       12.92%         1.40% to 1.40%     (2.06%)      to  (2.06%)
2001                    1,726     $0.97 to $0.97       $ 1,676       14.13%         1.40% to 1.40%      2.11%       to   2.11%
----------------------------------------------------------------------------------------------------------------------------------
PUT VT INC, CL IB
2004                      183     $1.28 to $1.05       $   211        3.82%         1.15% to 1.80%      3.24%       to   2.58%
2003                      207     $1.24 to $1.02       $   233        3.67%         1.15% to 1.80%      3.33%       to   2.00%(5)(*)
2002                      144     $1.20 to $1.05       $   166        2.53%         1.15% to 1.60%      7.14%       to   5.00%(5)
2001                       44     $1.12 to $1.12       $    48        5.46%         1.15% to 1.25%      5.66%       to   5.66%
----------------------------------------------------------------------------------------------------------------------------------

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                       AT DEC. 31                                       FOR THE YEAR ENDED DEC. 31
                      --------------------------------------------------------------------------------------------------------------
                        UNITS ACCUMULATION UNIT VALUE NET ASSETS    INVESTMENT      EXPENSE RATIO           TOTAL RETURN
                       (000S)    LOWEST TO HIGHEST     (000S)    INCOME RATIO(1) LOWEST TO HIGHEST(2)   LOWEST TO HIGHEST(3)
                      --------------------------------------------------------------------------------------------------------------
PUT VT INTL EQ, CL IB
2004                   29,460     $1.17 to $1.14      $ 26,369        1.45%         1.00% to 2.20%     15.04%     to  14.40%(15)
2003                   26,483     $1.01 to $1.34      $ 20,529        0.81%         1.00% to 1.85%     26.25%     to  34.00%(10)
2002                   23,040     $0.80 to $0.47      $ 13,368        0.84%         1.00% to 1.70%    (20.00%)(7) to (18.97%)
2001                   22,693     $0.90 to $0.58      $ 15,731        0.27%         1.15% to 1.70%    (21.74%)    to (22.67%)
----------------------------------------------------------------------------------------------------------------------------------
PUT VT INTL GRO & INC, CL IB
2004                        7     $1.16 to $1.16      $      8        1.26%         1.40% to 1.40%     19.30%     to  19.30%
2003                        7     $0.97 to $0.97      $      7        1.10%         1.40% to 1.40%     34.72%     to  34.72%
2002                       42     $0.72 to $0.72      $     30        0.62%         1.40% to 1.40%    (14.29%)    to (14.29%)
2001                       55     $0.84 to $0.84      $     47        0.95%         1.40% to 1.40%    (22.22%)    to (22.22%)
----------------------------------------------------------------------------------------------------------------------------------
PUT VT INTL NEW OPP, CL IB
2004                    3,043     $0.68 to $0.81      $  2,108        1.35%         1.00% to 1.40%     12.22%     to  11.77%
2003                    4,466     $0.60 to $0.73      $  2,904        0.34%         1.00% to 1.40%     30.43%     to  32.73%
2002                    3,772     $0.46 to $0.55      $  1,791        0.53%         1.00% to 1.40%    (13.21%)    to (15.38%)
2001                    6,641     $0.53 to $0.65      $  3,964          --          1.00% to 1.40%    (30.26%)    to (30.11%)
----------------------------------------------------------------------------------------------------------------------------------
PUT VT NEW OPP, CL IA
2004                    2,928     $1.86 to $1.86      $  5,432          --          1.40% to 1.40%      9.03%     to   9.03%
2003                    3,442     $1.70 to $1.70      $  5,858          --          1.40% to 1.40%     30.77%     to  30.77%
2002                    4,079     $1.30 to $1.30      $  5,307          --          1.40% to 1.40%    (31.22%)    to (31.22%)
2001                    4,835     $1.89 to $1.89      $  9,152          --          1.40% to 1.40%    (31.02%)    to (31.02%)
----------------------------------------------------------------------------------------------------------------------------------
PUT VT RESEARCH, CL IB
2004                      375     $1.07 to $1.33      $    404          --          1.00% to 1.85%      6.49%     to   5.59%
2003                      335     $1.00 to $1.26      $    337        0.10%         1.00% to 1.85%     23.46%     to  26.00%(10)
2002                       65     $0.81 to $0.81      $     52          --          1.00% to 1.35%    (19.00%)(7) to (19.00%)(7)
2001                       --        --       --            --          --            --       --         --             --
----------------------------------------------------------------------------------------------------------------------------------
PUT VT SM CAP VAL, CL IB
2004                      126     $1.19 to $1.18      $    151          --          1.15% to 2.20%     20.04%(15) to  19.20%(15)
2003                       --        --       --            --          --            --       --         --             --
2002                       --        --       --            --          --            --       --         --             --
2001                       --        --       --            --          --            --       --         --             --
----------------------------------------------------------------------------------------------------------------------------------
PUT VT VISTA, CL IB
2004                   23,065     $0.64 to $1.13      $ 13,950          --          1.00% to 2.20%     17.43%     to  14.79%(15)
2003                   24,994     $0.55 to $1.32      $ 12,958          --          1.00% to 1.85%     30.95%     to  32.00%(10)
2002                   27,090     $0.42 to $0.33      $ 10,597          --          1.00% to 1.70%    (30.00%)    to (31.25%)
2001                   33,428     $0.60 to $0.48      $ 19,129          --          1.00% to 1.70%    (34.78%)    to (34.25%)
----------------------------------------------------------------------------------------------------------------------------------
PUT VT VOYAGER, CL IA
2004                      747     $1.30 to $1.30      $    971        0.48%         1.40% to 1.40%      3.87%     to   3.87%
2003                      906     $1.25 to $1.25      $  1,134        0.65%         1.40% to 1.40%     23.76%     to  23.76%
2002                    1,025     $1.01 to $1.01      $  1,039        0.88%         1.40% to 1.40%    (27.34%)    to (27.34%)
2001                    1,116     $1.39 to $1.39      $  1,554        0.12%         1.40% to 1.40%    (23.63%)    to (23.63%)
----------------------------------------------------------------------------------------------------------------------------------
PUT VT VOYAGER, CL IB
2004                    3,108     $1.24 to $1.24      $  3,862        0.26%         1.40% to 1.40%      3.57%     to   3.57%
2003                    3,645     $1.20 to $1.20      $  4,373        0.39%         1.40% to 1.40%     23.71%     to  23.71%
2002                    4,080     $0.97 to $0.97      $  3,974        0.66%         1.40% to 1.40%    (27.61%)    to (27.61%)
2001                    4,806     $1.34 to $1.34      $  6,462          --          1.40% to 1.40%    (23.86%)    to (23.86%)
----------------------------------------------------------------------------------------------------------------------------------

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                       AT DEC. 31                                       FOR THE YEAR ENDED DEC. 31
                      -----------------------------------------------------------------------------------------------------------
                        UNITS ACCUMULATION UNIT VALUE NET ASSETS    INVESTMENT      EXPENSE RATIO           TOTAL RETURN
                       (000S)    LOWEST TO HIGHEST      (000S)   INCOME RATIO(1) LOWEST TO HIGHEST(2)   LOWEST TO HIGHEST(3)
                      -----------------------------------------------------------------------------------------------------------
ROYCE MICRO-CAP
2004                    2,287     $2.44 to $2.13      $  4,986          --          1.40% to 1.60%     12.26%     to  12.04%
2003                    1,775     $2.17 to $1.90      $  3,476          --          1.40% to 1.60%     46.62%     to  47.29%
2002                    2,098     $1.48 to $1.29      $  2,748          --          1.40% to 1.60%    (13.95%)    to (14.57%)
2001                    2,330     $1.72 to $1.51      $  3,540          --          1.40% to 1.60%     28.36%     to  27.97%
----------------------------------------------------------------------------------------------------------------------------------
ROYCE SM-CAP
2004                    1,743     $2.40 to $2.29      $  3,997          --          1.40% to 1.60%     23.22%     to  22.97%
2003                    1,642     $1.95 to $1.86      $  3,066          --          1.40% to 1.60%     39.29%     to  38.81%
2002                    1,932     $1.40 to $1.34      $  2,594          --          1.40% to 1.60%    (15.15%)    to (15.19%)
2001                    1,363     $1.65 to $1.58      $  2,166          --          1.40% to 1.60%     19.57%     to  18.80%
----------------------------------------------------------------------------------------------------------------------------------
STI CVT CAP APPR
2004                    1,751     $1.28 to $1.05      $  2,086        0.32%         1.00% to 1.90%      5.69%     to   5.61%(15)
2003                      564     $1.21 to $1.20      $    679          --          1.00% to 1.85%     21.00%(10) to  20.00%(10)
2002                       --        --       --            --          --            --       --         --             --
2001                       --        --       --            --          --            --       --         --             --
----------------------------------------------------------------------------------------------------------------------------------
STI CVT GRO & INC
2004                      403     $1.46 to $1.11      $    547        0.90%         1.00% to 1.90%     13.17%     to  11.51%(15)
2003                      246     $1.29 to $1.27      $    305        1.26%         1.00% to 1.85%     29.00%(10) to  27.00%(10)
2002                       --        --       --            --          --            --       --         --             --
2001                       --        --       --            --          --            --       --         --             --
----------------------------------------------------------------------------------------------------------------------------------
STI CVT INTL EQ
2004                       24     $1.69 to $1.16      $     41        1.85%         1.00% to 1.90%     18.16%     to  16.85%(15)
2003                       16     $1.43 to $1.42      $     23        1.14%         1.00% to 1.85%     43.00%(10) to  42.00%(10)
2002                       --        --       --            --          --            --       --         --             --
2001                       --        --       --            --          --            --       --         --             --
----------------------------------------------------------------------------------------------------------------------------------
STI CVT INVEST GR BOND
2004                      511     $1.05 to $1.03      $    536        3.35%         1.00% to 1.90%      3.12%     to   3.20%(15)
2003                      299     $1.01 to $1.00      $    304        3.50%         1.00% to 1.85%      1.00%(10) to   0.00%(10)
2002                       --        --       --            --          --            --       --         --             --
2001                       --        --       --            --          --            --       --         --             --
----------------------------------------------------------------------------------------------------------------------------------
STI CVT MID-CAP EQ
2004                      141     $1.52 to $1.16      $    206        0.72%         1.00% to 1.90%     15.66%     to  16.43%(15)
2003                       82     $1.32 to $1.30      $    108        1.41%         1.00% to 1.85%     32.00%(10) to  30.00%(10)
2002                       --        --       --            --          --            --       --         --             --
2001                       --        --       --            --          --            --       --         --             --
----------------------------------------------------------------------------------------------------------------------------------
STI CVT SM CAP VAL EQ
2004                    1,362     $1.73 to $1.18      $  1,988        0.27%         1.00% to 1.90%     22.95%     to  19.13%(15)
2003                      228     $1.41 to $1.39      $    319        0.63%         1.00% to 1.85%     41.00%(10) to  39.00%(10)
2002                       --        --       --            --          --            --       --         --             --
2001                       --        --       --            --          --            --       --         --             --
----------------------------------------------------------------------------------------------------------------------------------
STI CVT VAL INC STOCK
2004                      448     $1.44 to $1.11      $    635        1.56%         1.00% to 1.90%     14.15%     to  11.55%(15)
2003                      235     $1.26 to $1.26      $    297        1.88%         1.00% to 1.85%     26.00%(10) to  26.00%(10)
2002                       --        --       --            --          --            --       --         --             --
2001                       --        --       --            --          --            --       --         --             --
----------------------------------------------------------------------------------------------------------------------------------
THIRD AVE VAL
2004                    2,369     $2.11 to $2.27      $  5,190        0.54%         1.40% to 1.60%     18.23%     to  17.99%
2003                    2,379     $1.79 to $1.92      $  4,402        0.18%         1.40% to 1.60%     40.94%     to  40.15%
2002                    2,861     $1.27 to $1.37      $  3,776        0.19%         1.40% to 1.60%    (11.81%)    to (12.18%)
2001                    2,794     $1.44 to $1.56      $  4,225        0.15%         1.40% to 1.60%     11.63%     to  12.23%
----------------------------------------------------------------------------------------------------------------------------------

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                       AT DEC. 31                                       FOR THE YEAR ENDED DEC. 31
                      ------------------------------------------------------------------------------------------------------------
                        UNITS ACCUMULATION UNIT VALUE NET ASSETS    INVESTMENT      EXPENSE RATIO           TOTAL RETURN
                       (000S)    LOWEST TO HIGHEST      (000S)   INCOME RATIO(1) LOWEST TO HIGHEST(2)   LOWEST TO HIGHEST(3)
                      ------------------------------------------------------------------------------------------------------------
VANK LIT COMSTOCK, CL II
2004                   38,969     $1.48 to $1.13      $ 51,759        0.27%         1.00% to 2.20%     16.26%       to  12.98%(15)
2003                    3,766     $1.27 to $1.30      $  4,777        0.38%         1.00% to 1.85%     29.59%       to  30.00%(10)
2002                      578     $0.98 to $0.98      $    567          --          1.00% to 1.80%     (2.00%)(9)   to ( 2.00%)(9)
2001                       --        --       --            --          --            --       --         --               --
----------------------------------------------------------------------------------------------------------------------------------
VANK LIT GRO & INC, CL II
2004                    3,970     $1.38 to $1.44      $  5,382        0.60%         1.00% to 1.85%     12.98%       to  12.03%
2003                    1,897     $1.22 to $1.29      $  2,327        0.18%         1.00% to 1.85%     27.08%       to  29.00%(10)
2002                      124     $0.96 to $0.96      $    120          --          1.00% to 1.50%     (4.00%)(9)   to ( 4.00%)(9)
2001                       --        --       --            --          --            --       --         --               --
----------------------------------------------------------------------------------------------------------------------------------
VANK UIF U.S. REAL EST, CL I
2004                    1,201     $1.77 to $1.90      $  2,082        1.73%         1.00% to 1.85%     35.06%       to  33.92%
2003                      525     $1.31 to $1.42      $    696          --          1.00% to 1.85%     31.00%(9)(*) to  42.00%(10)
2002                       60     $0.96 to $0.96      $     58       27.24%         1.10% to 1.40%     (4.00%)(9)   to  (4.00%)(9)
2001                       --        --       --            --          --            --       --         --               --
----------------------------------------------------------------------------------------------------------------------------------
VANK UIF U.S. REAL EST, CL II
2004                    1,311     $1.38 to $1.37      $  1,803        0.77%         1.15% to 2.20%     38.80%(15)   to  37.83%(15)
2003                       --        --       --            --          --            --       --         --               --
2002                       --        --       --            --          --            --       --         --               --
2001                       --        --       --            --          --            --       --         --               --
----------------------------------------------------------------------------------------------------------------------------------
WANGER INTL SM CAP
2004                    9,988     $1.21 to $1.20      $ 11,135        0.16%         1.15% to 2.20%     21.23%(15)   to  20.38%(15)
2003                    3,742     $1.04 to $0.52      $  3,311        0.14%         1.40% to 1.60%     46.48%       to  48.57%
2002                    1,688     $0.71 to $0.35      $    811          --          1.40% to 1.60%    (14.46%)      to (16.67%)
2001                    2,843     $0.83 to $0.42      $  1,454          --          1.40% to 1.60%    (22.43%)      to (22.22%)
----------------------------------------------------------------------------------------------------------------------------------
WANGER U.S. SM CO
2004                    9,792     $1.16 to $1.15      $ 11,758          --          1.15% to 2.20%     16.98%(15)   to  16.17%(15)
2003                    1,322     $1.33 to $1.01      $  1,494          --          1.40% to 1.60%     41.49%       to  40.28%
2002                    1,191     $0.94 to $0.72      $    949          --          1.40% to 1.60%    (18.26%)      to (18.18%)
2001                    1,390     $1.15 to $0.88      $  1,315        0.04%         1.40% to 1.60%     10.58%       to  10.00%
----------------------------------------------------------------------------------------------------------------------------------
WF ADV ASSET ALLOC
2004                   33,126     $1.08 to $1.08      $ 33,485        2.04%         1.15% to 2.20%      8.94%(15)   to   8.19%(15)
2003                   34,765     $0.95 to $1.24      $ 32,657        1.62%         1.20% to 1.80%     20.25%       to  24.00%(11)
2002                   34,091     $0.79 to $0.77      $ 26,564        2.06%         1.20% to 1.70%    (13.19%)      to (14.44%)
2001                   33,330     $0.91 to $0.90      $ 30,216        1.70%         1.20% to 1.70%     (8.08%)      to  (8.16%)
----------------------------------------------------------------------------------------------------------------------------------
WF ADV EQ INC
2004                   18,932     $1.08 to $1.08      $ 21,530        1.64%         1.15% to 2.20%      8.58%(15)   to   7.81%(15)
2003                   15,051     $1.05 to $1.27      $ 15,686        1.60%         1.20% to 1.80%     25.00%       to  27.00%(11)
2002                   14,017     $0.84 to $0.83      $ 11,746        1.66%         1.20% to 1.70%    (20.75%)      to (20.95%)
2001                   10,575     $1.06 to $1.05      $ 11,135        1.08%         1.20% to 1.70%     (6.19%)      to  (6.25%)
----------------------------------------------------------------------------------------------------------------------------------
WF ADV C&B LG CAP VAL
2004                    4,564     $1.08 to $1.08      $  4,663        1.61%         1.15% to 2.20%      8.68%(15)   to   7.92%(15)
2003                    4,325     $0.94 to $1.30      $  4,035        1.68%         1.20% to 1.80%     23.68%       to  30.00%(11)
2002                    3,893     $0.76 to $0.75      $  2,937        1.40%         1.20% to 1.70%    (24.75%)      to (25.00%)
2001                    2,808     $1.01 to $1.00      $  2,831        0.67%         1.20% to 1.70%     (7.34%)      to  (8.26%)
----------------------------------------------------------------------------------------------------------------------------------
WF ADV LG CO CORE
2004                    3,515     $1.06 to $1.06      $  2,336          --          1.15% to 2.20%      7.38%(15)   to   6.63%(15)
2003                    3,213     $0.62 to $1.24      $  1,989          --          1.20% to 1.80%     21.57%       to  24.00%(11)
2002                    2,890     $0.51 to $0.50      $  1,469        0.12%         1.20% to 1.70%    (27.14%)      to (27.54%)
2001                    2,656     $0.70 to $0.69      $  1,846        0.01%         1.20% to 1.70%    (19.54%)      to (20.69%)
----------------------------------------------------------------------------------------------------------------------------------

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                       AT DEC. 31                                       FOR THE YEAR ENDED DEC. 31
                      ------------------------------------------------------------------------------------------------------------
                        UNITS ACCUMULATION UNIT VALUE NET ASSETS    INVESTMENT      EXPENSE RATIO           TOTAL RETURN
                       (000S)    LOWEST TO HIGHEST     (000S)    INCOME RATIO(1) LOWEST TO HIGHEST(2)   LOWEST TO HIGHEST(3)
                      ------------------------------------------------------------------------------------------------------------
WF ADV INTL CORE
2004                    3,415     $1.11 to $1.10      $  2,687        0.23%         1.15% to 2.20%     10.84%(15)   to  10.06%(15)
2003                    2,654     $0.73 to $1.39      $  1,925        0.31%         1.20% to 1.80%     30.36%       to  39.00%(11)
2002                    1,983     $0.56 to $0.56      $  1,110        0.20%         1.20% to 1.70%    (24.32%)      to (23.29%)
2001                    1,568     $0.74 to $0.73      $  1,156        0.03%         1.20% to 1.70%    (16.85%       to (17.98%)
----------------------------------------------------------------------------------------------------------------------------------
WF ADV LG CO GRO
2004                   54,368     $1.03 to $1.02      $ 37,475          --          1.15% to 2.20%      4.28%(15)   to   3.55%(15)
2003                   52,739     $0.66 to $1.30      $ 34,570          --          1.20% to 1.80%     24.53%       to  30.00%(11)
2002                   51,559     $0.53 to $0.52      $ 27,082          --          1.20% to 1.70%    (28.38%)      to (29.73%)
2001                   54,018     $0.74 to $0.74      $ 39,973          --          1.20% to 1.70%    (22.11%)      to (22.11%)
----------------------------------------------------------------------------------------------------------------------------------
WF ADV MONEY MKT
2004                   10,935     $1.00 to $0.99      $ 11,367        0.68%         1.15% to 2.20%     (0.18%)(15) to  (0.89%)(15)
2003                   14,638     $1.06 to $0.99      $ 15,242        0.66%         1.20% to 1.80%      0.00%      to  (1.00%)(11)
2002                   20,466     $1.06 to $1.04      $ 21,473        1.33%         1.20% to 1.70%      0.00%      to   0.00%
2001                   27,005     $1.06 to $1.04      $ 28,354        3.25%         1.20% to 1.70%      1.92%      to   1.96%
----------------------------------------------------------------------------------------------------------------------------------
WF ADV SM CAP GRO
2004                   16,045     $1.06 to $1.06      $  6,389          --          1.15% to 2.20%      8.95%(15)  to   8.18%(15)
2003                   16,745     $0.36 to $1.49      $  5,940          --          1.20% to 1.80%     44.00%      to  49.00%(11)
2002                   16,169     $0.25 to $0.25      $  4,090          --          1.20% to 1.70%    (40.48%)     to (39.02%)
2001                   18,634     $0.42 to $0.41      $  7,738          --          1.20% to 1.70%    (25.00%)     to (26.79%)
----------------------------------------------------------------------------------------------------------------------------------
WF ADV TOTAL RETURN BOND
2004                   11,723     $1.04 to $1.03      $ 14,553        3.39%         1.15% to 2.20%      3.39%(15)  to   2.68%(15)
2003                    7,836     $1.30 to $1.01      $ 10,043        4.21%         1.20% to 1.80%      6.56%      to   1.00%(11)
2002                    8,505     $1.22 to $1.18      $ 10,200        5.93%         1.20% to 1.70%      7.02%      to   5.36%
2001                    6,938     $1.14 to $1.12      $  7,822        6.09%         1.20% to 1.70%      5.56%      to   5.66%
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

  (1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest. These ratios are annualized for periods less than one year.

  (2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

  (3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

  (4)  Operations commenced on May 1, 2001.

  (5)  Operations commenced on March 1, 2002.

  (6)  Operations commenced on May 1, 2002.

  (7)  Operations commenced on May 21, 2002.

  (8)  Operations commenced on July 31, 2002.

  (9)  Operations commenced on Aug. 30, 2002.

 (10)  Operations commenced on Jan. 29, 2003.

 (11)  Operations commenced on March 3, 2003.

 (12)  Operations commenced on April 7, 2003.

 (13)  Operations commenced on April 14, 2003.

 (14)  Operations commenced on Dec. 8, 2003.

 (15)  Operations commenced on April 30, 2004.

 (16)  Operations commenced on June 1, 2004.

  (*)  No activity in 2002.

                                                              S-6318-2 A (7/05)